SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Apparel — 0.3%
On Holding AG, Class A†	144,914	$ 5,383,555
Auto Manufacturers — 0.8%
Ferrari NV	36,334	14,677,119
Beverages — 2.4%
Celsius Holdings, Inc.†	233,208	14,046,118
Monster Beverage Corp.†	469,867	31,401,211
		45,447,329
Biotechnology — 1.8%
Argenx SE ADR†	5,860	4,796,410
Genmab A/S ADR†	251,898	7,206,802
Vertex Pharmaceuticals, Inc.†	53,984	22,973,971
		34,977,183
Building Materials — 0.3%
Trex Co., Inc.†	115,020	5,557,766
Chemicals — 1.2%
Sherwin-Williams Co.	63,593	21,935,769
Commercial Services — 1.9%
Toast, Inc., Class A†	138,430	5,002,860
United Rentals, Inc.	12,360	10,767,785
Verisk Analytics, Inc.	95,418	20,873,642
		36,644,287
Computers — 1.7%
Apple, Inc.	122,410	33,095,992
Distribution/Wholesale — 0.7%
Copart, Inc.†	305,205	13,126,867
Diversified Financial Services — 4.9%
Cboe Global Markets, Inc.	72,583	17,829,288
Visa, Inc., Class A	220,401	75,099,437
		92,928,725
Electronics — 1.1%
Garmin, Ltd.	24,000	5,134,560
Mettler-Toledo International, Inc.†	11,496	16,281,670
		21,416,230
Healthcare-Products — 3.8%
Abbott Laboratories	50,540	6,247,755
ABIOMED, Inc. CVR†(1)	29,276	73,922
Intuitive Surgical, Inc.†	58,326	31,162,415
Stryker Corp.	68,736	24,486,512
Waters Corp.†	26,808	9,372,077
		71,342,681
Healthcare-Services — 0.6%
UnitedHealth Group, Inc.	32,886	11,232,542
Insurance — 0.7%
Progressive Corp.	60,827	12,530,362
Internet — 25.8%
Alphabet, Inc., Class C	505,028	142,326,991
Amazon.com, Inc.†	524,470	128,086,064
AppLovin Corp., Class A†	27,679	17,640,657
Meta Platforms, Inc., Class A	144,892	93,940,728
Netflix, Inc.†	75,856	84,872,244
Reddit, Inc., Class A†	42,726	8,927,598
Shopify, Inc., Class A†	74,406	12,936,227
		488,730,509
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.7%
Otis Worldwide Corp.	142,739	$ 13,240,470
Miscellaneous Manufacturing — 0.4%
Axon Enterprise, Inc.†	10,868	7,957,876
Pharmaceuticals — 3.8%
Eli Lilly & Co.	58,443	50,428,127
McKesson Corp.	26,345	21,374,752
		71,802,879
Retail — 7.0%
Cava Group, Inc.†	86,160	4,629,377
Chipotle Mexican Grill, Inc.†	493,205	15,629,666
Costco Wholesale Corp.	44,410	40,477,495
Home Depot, Inc.	91,558	34,754,501
Texas Roadhouse, Inc.	56,155	9,185,835
TJX Cos., Inc.	104,740	14,678,264
Tractor Supply Co.	261,339	14,141,053
		133,496,191
Semiconductors — 23.3%
Applied Materials, Inc.	83,903	19,557,789
ASML Holding NV	11,242	11,907,864
Astera Labs, Inc.†	39,716	7,414,183
Broadcom, Inc.	303,006	112,000,108
NVIDIA Corp.	1,020,424	206,625,656
QUALCOMM, Inc.	108,569	19,640,132
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	132,699	39,866,760
Texas Instruments, Inc.	160,647	25,938,065
		442,950,557
Software — 14.0%
Broadridge Financial Solutions, Inc.	49,810	10,978,124
Cadence Design Systems, Inc.†	46,305	15,683,041
Intuit, Inc.	21,200	14,152,060
Manhattan Associates, Inc.†	51,686	9,410,470
Microsoft Corp.	317,817	164,568,821
Procore Technologies, Inc.†	100,520	7,420,386
ServiceNow, Inc.†	17,184	15,796,908
Veeva Systems, Inc., Class A†	96,957	28,233,878
		266,243,688
Telecommunications — 0.4%
Motorola Solutions, Inc.	19,947	8,112,644
Transportation — 0.6%
Saia, Inc.†	36,577	10,698,772
TOTAL INVESTMENTS (cost $1,106,499,794)	98.2%	1,863,529,993
Other assets less liabilities	1.8	34,857,591
NET ASSETS	100.0%	$1,898,387,584
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$71,268,759	$—	$73,922	$71,342,681
Other Industries	1,792,187,312	—	—	1,792,187,312
Total Investments at Value	$1,863,456,071	$—	$73,922	$1,863,529,993
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.3%
Hexcel Corp.	83,206	$ 5,940,908
Auto Parts & Equipment — 1.3%
BorgWarner, Inc.	141,521	6,079,742
Banks — 9.8%
Comerica, Inc.	30,985	2,370,353
First BanCorp.	171,670	3,345,848
First Citizens BancShares, Inc., Class A	3,421	6,242,709
First Hawaiian, Inc.	148,535	3,643,564
Flagstar Financial, Inc.	287,772	3,286,356
Independent Bank Corp.	69,948	4,706,801
Texas Capital Bancshares, Inc.†	35,397	2,967,684
UMB Financial Corp.	55,677	5,950,758
Walker & Dunlop, Inc.	49,837	3,982,973
Webster Financial Corp.	73,760	4,207,270
Wintrust Financial Corp.	38,530	5,009,671
		45,713,987
Building Materials — 0.9%
Gibraltar Industries, Inc.†	70,654	4,408,103
Chemicals — 2.4%
Avient Corp.	143,380	4,598,197
RPM International, Inc.	58,959	6,443,039
		11,041,236
Commercial Services — 5.8%
ADT, Inc.	736,936	6,514,514
First Advantage Corp.†	300,698	3,797,816
GXO Logistics, Inc.†	108,507	6,099,178
Laureate Education, Inc.†	226,299	6,569,460
WillScot Holdings Corp.	190,376	4,140,678
		27,121,646
Computers — 5.8%
CACI International, Inc., Class A†	12,500	7,028,125
Crane NXT Co.	79,790	5,046,717
Globant SA†	65,867	4,056,090
Lumentum Holdings, Inc.†	25,643	5,168,603
NCR Atleos Corp.†	155,120	5,723,928
		27,023,463
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	98,541	5,141,869
Diversified Financial Services — 3.0%
Cboe Global Markets, Inc.	10,872	2,670,598
Invesco, Ltd.	272,990	6,469,863
Stifel Financial Corp.	42,204	4,998,220
		14,138,681
Electric — 1.7%
IDACORP, Inc.	61,280	7,906,346
Electronics — 2.0%
Avnet, Inc.	76,076	3,685,882
TD SYNNEX Corp.	37,224	5,825,184
		9,511,066
Engineering & Construction — 1.4%
Fluor Corp.†	136,985	6,680,758
Environmental Control — 1.4%
Pentair PLC	61,892	6,582,214
Security Description	Shares or Principal Amount	Value

Food — 0.8%
Nomad Foods, Ltd.	313,057	$ 3,537,544
Gas — 1.8%
Chesapeake Utilities Corp.	26,798	3,410,850
ONE Gas, Inc.	63,381	5,082,522
		8,493,372
Healthcare-Products — 4.6%
Bio-Techne Corp.	95,011	5,944,838
Envista Holdings Corp.†	280,397	5,706,079
Globus Medical, Inc., Class A†	102,155	6,169,141
Integer Holdings Corp.†	59,009	3,810,211
		21,630,269
Healthcare-Services — 4.4%
Encompass Health Corp.	51,416	5,853,712
ICON PLC†	37,492	6,441,875
Tenet Healthcare Corp.†	39,913	8,241,635
		20,537,222
Home Builders — 0.6%
Taylor Morrison Home Corp.†	48,241	2,859,244
Home Furnishings — 0.8%
MillerKnoll, Inc.	246,471	3,849,877
Household Products/Wares — 1.0%
WD-40 Co.	23,546	4,574,517
Insurance — 2.8%
American Financial Group, Inc.	47,576	6,264,808
Hanover Insurance Group, Inc.	41,005	7,006,934
		13,271,742
Internet — 0.8%
Criteo SA ADR†	153,519	3,512,515
Investment Companies — 1.2%
HA Sustainable Infrastructure Capital, Inc.	202,684	5,616,374
Iron/Steel — 1.7%
Reliance, Inc.	28,074	7,928,940
Leisure Time — 1.1%
Brunswick Corp.	75,132	4,966,977
Machinery-Construction & Mining — 1.4%
Oshkosh Corp.	52,135	6,427,724
Machinery-Diversified — 2.1%
CNH Industrial NV	379,950	3,985,675
Regal Rexnord Corp.	40,846	5,754,793
		9,740,468
Media — 1.3%
Nexstar Media Group, Inc.	30,777	6,023,982
Miscellaneous Manufacturing — 1.0%
JBT Marel Corp.	38,277	4,826,730
Oil & Gas — 3.0%
HF Sinclair Corp.	44,148	2,278,037
Magnolia Oil & Gas Corp., Class A	200,479	4,502,758
Matador Resources Co.	105,421	4,159,913
Northern Oil & Gas, Inc.	139,863	3,095,168
		14,035,876
Oil & Gas Services — 1.6%
TechnipFMC PLC	184,109	7,612,907

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 2.1%
Graphic Packaging Holding Co.	354,710	$ 5,671,813
O-I Glass, Inc.†	353,120	3,986,725
		9,658,538
Real Estate — 1.7%
Jones Lang LaSalle, Inc.†	25,820	7,877,424
REITS — 6.4%
American Healthcare REIT, Inc.	139,830	6,337,096
Broadstone Net Lease, Inc.	163,130	2,923,290
COPT Defense Properties	217,250	6,119,932
CubeSmart	70,674	2,662,289
Independence Realty Trust, Inc.	293,660	4,678,004
Ryman Hospitality Properties, Inc.	29,434	2,558,109
STAG Industrial, Inc.	121,475	4,648,848
		29,927,568
Retail — 5.6%
AutoNation, Inc.†	15,233	3,044,620
Bath & Body Works, Inc.	206,943	5,065,965
BJ's Wholesale Club Holdings, Inc.†	81,236	7,169,889
Cracker Barrel Old Country Store, Inc.	61,136	2,060,283
Dollar Tree, Inc.†	58,622	5,810,613
Group 1 Automotive, Inc.	7,130	2,834,460
		25,985,830
Semiconductors — 3.3%
FormFactor, Inc.†	87,236	4,793,618
IPG Photonics Corp.†	65,386	5,565,656
ON Semiconductor Corp.†	96,172	4,816,294
		15,175,568
Security Description	Shares or Principal Amount	Value

Software — 1.8%
ACI Worldwide, Inc.†	96,890	$ 4,614,871
NICE, Ltd. ADR†	25,900	3,539,494
		8,154,365
Telecommunications — 1.1%
Calix, Inc.†	76,768	5,252,467
Transportation — 6.4%
ArcBest Corp.	68,222	5,070,259
C.H. Robinson Worldwide, Inc.	45,282	6,972,975
Kirby Corp.†	64,349	6,658,835
Knight-Swift Transportation Holdings, Inc.	132,486	5,977,768
Star Bulk Carriers Corp.	264,229	4,972,790
		29,652,627
Trucking & Leasing — 1.1%
GATX Corp.	31,429	4,929,639
TOTAL INVESTMENTS (cost $445,637,286)	99.4%	463,350,325
Other assets less liabilities	0.6	2,847,894
NET ASSETS	100.0%	$466,198,219
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$463,350,325	$—	$—	$463,350,325
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 8.5%
Investment Companies — 8.5%
iShares Systematic Bond ETF(1) (cost $11,112,272)	116,331	$ 10,472,698
UNAFFILIATED INVESTMENT COMPANIES — 91.5%
iShares Core U.S. Aggregate Bond ETF	262,007	26,342,184
iShares MSCI EAFE Min Vol Factor ETF	17,384	1,466,862
iShares MSCI EAFE Small-Cap ETF	67,655	5,155,988
iShares MSCI International Momentum Factor ETF	173,567	8,271,335
iShares MSCI International Quality Factor ETF	184,541	8,219,456
iShares MSCI International Value Factor ETF	45,484	1,633,331
iShares MSCI USA Min Vol Factor ETF	31,040	2,892,307
iShares MSCI USA Momentum Factor ETF	75,995	19,319,449
iShares MSCI USA Quality Factor ETF	112,214	22,027,608
iShares MSCI USA Size Factor ETF	68,999	11,080,549
iShares MSCI USA Value Factor ETF	22,470	2,930,313
iShares MSCI World ETF	15,646	2,894,979
Total Unaffiliated Investment Companies (cost $98,314,284)		112,234,361
Total Long-Term Investment Securities (cost $109,426,556)		122,707,059
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class 3.94%(2) (cost $36,458)	36,458	$ 36,458
TOTAL INVESTMENTS (cost $109,463,014)	100.1%	122,743,517
Other assets less liabilities	(0.1)	(63,434)
NET ASSETS	100.0%	$122,680,083
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of October 31, 2025.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$10,472,698	$—	$—	$10,472,698
Unaffiliated Investment Companies	112,234,361	—	—	112,234,361
Short-Term Investments	36,458	—	—	36,458
Total Investments at Value	$122,743,517	$—	$—	$122,743,517
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.9%
Bermuda — 0.3%
Alibaba Health Information Technology, Ltd.†	62,000	$ 46,277
Beijing Enterprises Water Group, Ltd.	46,000	14,800
China Gas Holdings, Ltd.	26,800	27,557
China Resources Gas Group, Ltd.	10,100	27,763
China Ruyi Holdings, Ltd.†	112,000	39,925
Credicorp., Ltd.	659	171,999
Kunlun Energy Co., Ltd.	46,000	42,267
Orient Overseas International, Ltd.	1,500	25,964
		396,552
Brazil — 4.2%
AMBEV SA	52,200	123,321
B3 SA - Brasil Bolsa Balcao	61,200	144,015
Banco Bradesco SA	16,323	46,937
Banco Bradesco SA (Preference Shares)	62,406	210,651
Banco BTG Pactual SA	13,623	123,621
Banco do Brasil SA	18,895	76,915
BB Seguridade Participacoes SA	7,716	47,114
Caixa Seguridade Participacoes S/A	7,000	19,478
Centrais Eletricas Brasileiras SA	14,056	145,578
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	34,221
Cia de Saneamento Basico do Estado de Sao Paulo	5,783	141,706
Cia Energetica de Minas Gerais (Preference Shares)	20,131	42,433
Companhia Paranaense de Energia (Preference Shares)	11,700	30,272
CPFL Energia SA	3,693	28,556
Embraer SA	8,636	139,638
Energisa SA	3,966	38,208
Eneva SA†	8,901	30,293
Engie Brasil Energia SA	2,900	21,562
Equatorial Energia SA	14,048	95,700
Gerdau SA (Preference Shares)	15,714	55,321
Itau Unibanco Holding SA (Preference Shares)	59,235	434,247
Itausa SA (Preference Shares)	66,051	143,030
Klabin SA	9,570	32,090
Localiza Rent a Car SA	11,080	81,227
MBRF Global Foods Co. SA	4,687	15,567
Motiva Infraestrutura de Mobilidade SA	10,800	31,878
NU Holdings, Ltd., Class A†	37,554	604,995
Petroleo Brasileiro SA	43,838	256,756
Petroleo Brasileiro SA (Preference Shares)	53,338	294,948
PRIO SA†	9,400	62,953
Raia Drogasil SA	14,428	53,636
Rede D'Or Sao Luiz SA*	10,387	83,676
Rumo SA	15,100	44,683
Suzano SA	7,691	69,892
Telefonica Brasil SA	9,600	57,172
TIM SA	10,700	48,310
TOTVS SA	7,300	60,205
Ultrapar Participacoes SA	9,500	37,806
Vale SA	40,985	497,157
Vibra Energia SA	10,800	47,777
WEG SA	19,901	155,732
XP, Inc., Class A	4,526	82,464
		4,791,741
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Chile — 0.5%
Banco de Chile	582,395	100,564
Banco de Credito e Inversiones SA	983	50,789
Banco Santander Chile	824,433	59,251
Cencosud SA	11,045	34,244
Security Description	Shares or Principal Amount	Value

Chile (continued)
Empresas CMPC SA	7,833	$ 11,294
Empresas COPEC SA	4,246	30,429
Enel Americas SA	176,760	16,768
Enel Chile SA	335,891	25,648
Falabella SA	7,139	44,946
Latam Airlines Group SA	3,647,310	82,302
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	1,671	81,801
		538,036
China — 22.0%
360 Security Technology, Inc., Class A	7,100	11,947
3SBio, Inc.*	13,000	51,528
AAC Technologies Holdings, Inc.	9,500	48,903
Advanced Micro-Fabrication Equipment, Inc., Class A	529	20,775
Agricultural Bank of China, Ltd.	320,000	243,792
Agricultural Bank of China, Ltd., Class A	42,900	48,006
Aier Eye Hospital Group Co., Ltd., Class A	9,900	17,049
Air China, Ltd., Class A†	12,400	13,701
Akeso, Inc.*†	7,000	102,155
Aluminum Corp. of China, Ltd.	46,000	58,487
Aluminum Corp. of China, Ltd., Class A	14,500	20,364
Anhui Gujing Distillery Co., Ltd., Class A	300	6,790
Anker Innovations Technology Co., Ltd., Class A	700	11,504
ANTA Sports Products, Ltd.	14,400	150,105
Autohome, Inc. ADR	605	15,246
Avary Holding Shenzhen Co, Ltd., Class A	2,500	18,469
Baidu, Inc., Class A†	26,628	402,990
Bank of Beijing Co, Ltd., Class A	15,900	12,495
Bank of Chengdu Co, Ltd., Class A	3,800	8,980
Bank of China, Ltd.	840,000	475,642
Bank of China, Ltd., Class A	42,700	33,675
Bank of Communications Co., Ltd.	101,000	89,685
Bank of Communications Co., Ltd., Class A	27,600	27,858
Bank of Hangzhou Co., Ltd., Class A	5,300	11,698
Bank of Jiangsu Co., Ltd., Class A	13,700	20,762
Bank of Nanjing Co, Ltd., Class A	8,000	12,720
Bank of Ningbo Co., Ltd., Class A	5,300	21,115
Bank of Shanghai Co, Ltd., Class A	11,100	14,809
Baoshan Iron & Steel Co, Ltd., Class A	19,900	20,618
Beijing Compass Technology Development Co., Ltd., Class A†	700	14,204
Beijing Enlight Media Co., Ltd., Class A	4,000	9,475
Beijing Kingsoft Office Software, Inc., Class A	376	18,975
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A†	1,200	9,509
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	36,100	26,339
Bilibili, Inc., Class Z†	2,595	77,611
BOE Technology Group Co., Ltd., Class A	40,700	23,230
BYD Co., Ltd.	43,000	556,692
BYD Co., Ltd., Class A	3,700	52,425
Cambricon Technologies Corp., Ltd., Class A†	310	59,922
Chaozhou Three-Circle Group Co, Ltd., Class A	3,100	21,655
China CITIC Bank Corp., Ltd.	105,000	100,128
China Coal Energy Co., Ltd.	24,000	33,820
China Construction Bank Corp.	1,111,000	1,100,913
China Construction Bank Corp., Class A	8,000	10,268
China Energy Engineering Corp., Ltd., Class A	32,000	10,842
China Everbright Bank Co., Ltd.	48,000	19,705
China Everbright Bank Co., Ltd., Class A	26,700	12,537
China Feihe, Ltd.*	41,000	21,897
China Galaxy Securities Co., Ltd.	41,500	59,709
China Galaxy Securities Co., Ltd., Class A	5,900	14,581

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Hongqiao Group, Ltd.	32,500	$ 123,466
China International Capital Corp., Ltd.*	18,400	50,058
China International Capital Corp., Ltd., Class A	2,200	11,397
China Life Insurance Co., Ltd.	89,000	280,840
China Life Insurance Co., Ltd., Class A	1,800	11,126
China Literature, Ltd.*†	4,200	22,582
China Longyuan Power Group Corp. Ltd.	37,000	34,283
China Mengniu Dairy Co., Ltd.	36,000	65,509
China Merchants Bank Co., Ltd.	46,500	291,068
China Merchants Bank Co., Ltd., Class A	13,400	77,027
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	5,800	8,366
China Merchants Securities Co, Ltd., Class A	8,300	20,221
China Minsheng Banking Corp., Ltd.	89,500	45,841
China Minsheng Banking Corp., Ltd., Class A	16,200	8,905
China National Building Material Co., Ltd.	54,000	38,291
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,600	25,714
China Pacific Insurance Group Co., Ltd.	29,800	120,802
China Pacific Insurance Group Co., Ltd., Class A	5,700	28,446
China Petroleum & Chemical Corp.	276,000	146,692
China Petroleum & Chemical Corp., Class A	26,300	20,224
China Railway Group, Ltd.	59,000	29,916
China Railway Group, Ltd., Class A	17,100	13,510
China Rare Earth Resources And Technology Co., Ltd., Class A†	1,700	12,595
China Resources Microelectronics, Ltd., Class A	1,604	11,441
China Resources Mixc Lifestyle Services, Ltd.*	8,400	43,910
China Shenhua Energy Co., Ltd.	4,400	26,295
China Shenhua Energy Co., Ltd., Class A	40,500	210,877
China Southern Airlines Co., Ltd., Class A†	12,200	11,440
China State Construction Engineering Corp., Ltd., Class A	32,900	25,114
China Three Gorges Renewables Group Co., Ltd., Class A	28,700	17,147
China Tourism Group Duty Free Corp., Ltd., Class A	1,800	19,249
China Tower Corp., Ltd.*	50,800	73,416
China Vanke Co., Ltd.†	24,300	13,760
China Yangtze Power Co., Ltd., Class A	18,000	71,105
China Zheshang Bank Co., Ltd., Class A	21,800	9,163
Chongqing Rural Commercial Bank Co, Ltd.	32,000	26,315
Citic Pacific Special Steel Group Co., Ltd., Class A	9,800	20,100
CITIC Securities Co., Ltd.	17,500	66,617
CITIC Securities Co., Ltd., Class A	12,500	51,628
CMOC Group, Ltd.	42,000	90,912
CMOC Group, Ltd., Class A	14,600	34,974
Contemporary Amperex Technology Co, Ltd.	900	64,687
Contemporary Amperex Technology Co., Ltd., Class A	3,100	169,425
COSCO SHIPPING Holdings Co., Ltd.	32,050	55,640
COSCO SHIPPING Holdings Co., Ltd., Class A	11,900	25,110
CRRC Corp, Ltd.	55,000	41,689
CRRC Corp, Ltd., Class A	14,700	15,850
CSC Financial Co., Ltd., Class A	5,900	21,723
CSPC Innovation Pharmaceutical Co., Ltd., Class A	1,200	5,972
Daqin Railway Co, Ltd., Class A	15,500	12,486
East Money Information Co., Ltd., Class A	11,500	41,225
Eastroc Beverage Group Co, Ltd., Class A	400	15,745
ENN Energy Holdings, Ltd.	9,100	79,224
Eoptolink Technology, Inc., Ltd., Class A	800	38,722
Eve Energy Co., Ltd., Class A	2,300	26,895
Everbright Securities Co., Ltd., Class A	5,900	15,436
Focus Media Information Technology Co, Ltd., Class A	13,500	14,708
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,100	21,966
Founder Securities Co, Ltd., Class A	16,900	19,553
Security Description	Shares or Principal Amount	Value

China (continued)
Foxconn Industrial Internet Co., Ltd., Class A	10,400	$ 105,266
Fuyao Glass Industry Group Co., Ltd.*	6,800	60,688
Fuyao Glass Industry Group Co., Ltd., Class A	1,600	15,183
Ganfeng Lithium Group Co, Ltd., Class A	2,500	24,257
GD Power Development Co., Ltd., Class A	17,100	12,717
GDS Holdings, Ltd., Class A†	8,300	36,488
Genscript Biotech Corp.†	14,000	29,007
GF Securities Co, Ltd., Class A	7,800	24,749
Giant Biogene Holding Co., Ltd.*	4,200	20,107
GigaDevice Semiconductor, Inc., Class A	600	18,557
GoerTek, Inc., Class A	4,100	18,934
Great Wall Motor Co., Ltd.	26,500	51,598
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,400	13,411
Guangdong Haid Group Co., Ltd., Class A	1,600	13,134
Guosen Securities Co, Ltd., Class A	9,000	17,764
Guotai Haitong Securities Co., Ltd.*	21,576	41,316
Guotai Haitong Securities Co., Ltd., Class A	10,100	27,517
H World Group, Ltd. ADR	1,359	52,457
Haidilao International Holding, Ltd.*	19,000	31,298
Haier Smart Home Co., Ltd.	27,800	90,299
Haier Smart Home Co., Ltd., Class A	7,000	26,383
Haitian International Holdings, Ltd.	9,000	24,601
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	64,212
Henan Shuanghui Investment & Development Co, Ltd., Class A	3,500	12,665
Hengan International Group Co., Ltd.	11,000	38,533
Hengli Petrochemical Co, Ltd., Class A	8,500	21,449
Hithink RoyalFlush Information Network Co, Ltd., Class A	400	20,427
Horizon Robotics†	33,000	37,372
Huadian Power International Corp, Ltd., Class A	12,400	9,431
Huadong Medicine Co, Ltd., Class A	1,900	11,106
Huagong Tech Co, Ltd., Class A	1,700	19,076
Huaneng Power International, Inc.	56,000	46,267
Huaqin Technology Co., Ltd., Class A	1,000	14,286
Huatai Securities Co., Ltd.*	16,000	40,234
Huatai Securities Co., Ltd., Class A	4,500	13,740
Huaxia Bank Co, Ltd., Class A	11,000	10,531
Hundsun Technologies, Inc., Class A	2,100	9,288
Hygon Information Technology Co, Ltd., Class A	1,322	42,620
IEIT Systems Co, Ltd., Class A	1,500	13,755
Iflytek Co, Ltd., Class A	2,300	17,977
Imeik Technology Development Co, Ltd., Class A	400	9,002
Industrial & Commercial Bank of China, Ltd.	756,000	585,688
Industrial & Commercial Bank of China, Ltd., Class A	55,900	61,138
Industrial Bank Co., Ltd., Class A	14,000	39,815
Inner Mongolia BaoTou Steel Union Co, Ltd., Class A	53,900	19,246
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,600	21,578
Innovent Biologics, Inc.*†	15,000	167,942
Isoftstone Information Technology Group Co, Ltd., Class A	1,300	9,724
J&T Global Express, Ltd.†	23,600	30,280
JCET Group Co., Ltd., Class A	2,400	13,502
JD Health International, Inc.*†	12,800	99,988
JD Logistics, Inc.*†	22,000	35,843
JD.com, Inc., Class A	28,977	475,831
Jiangsu Expressway Co., Ltd.	20,000	24,348
Jiangsu Hengli Hydraulic Co, Ltd., Class A	1,200	16,208
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	5,000	45,091
Jiangsu King's Luck Brewery JSC, Ltd., Class A	1,700	9,277
Jiangsu Yanghe Distillery Co. Ltd., Class A	2,100	20,901
Jiangsu Zhongtian Technology Co, Ltd., Class A	5,600	13,344
Jiangxi Copper Co., Ltd.	12,000	50,128
Jinko Solar Co, Ltd., Class A†	15,107	12,339

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Kanzhun, Ltd. ADR	3,040	$ 67,366
KE Holdings, Inc., Class A	24,719	140,096
Kingdee International Software Group Co., Ltd.†	35,000	66,031
Kingsoft Corp., Ltd.	10,800	47,061
Kuaishou Technology*	31,800	296,083
Kweichow Moutai Co., Ltd., Class A	800	160,824
Laopu Gold Co, Ltd.	200	17,618
Lens Technology Co., Ltd., Class A	5,000	20,686
Li Auto, Inc., Class A†	15,200	155,999
Li Ning Co., Ltd.	29,000	62,997
Lingyi iTech Guangdong Co., Class A	8,600	18,896
Longfor Group Holdings, Ltd.*	26,000	32,155
LONGi Green Energy Technology Co., Ltd., Class A†	8,200	24,335
Luxshare Precision Industry Co, Ltd., Class A	6,100	54,025
Luzhou Laojiao Co, Ltd., Class A	1,500	28,370
Meitu, Inc.*	29,500	32,725
Meituan, Class B*†	58,590	769,081
Midea Group Co, Ltd.	4,400	47,564
Midea Group Co., Ltd., Class A	2,600	27,925
MINISO Group Holding, Ltd.	4,200	22,269
Montage Technology Co, Ltd., Class A	1,191	22,821
Muyuan Foods Co, Ltd., Class A	4,500	31,820
NARI Technology Co, Ltd., Class A	6,400	21,800
NAURA Technology Group Co, Ltd., Class A	540	30,900
NetEase, Inc.	20,750	579,463
New China Life Insurance Co., Ltd.	10,200	64,451
New China Life Insurance Co., Ltd., Class A	1,900	18,112
New Oriental Education & Technology Group, Inc.†	14,560	87,504
Ningbo Tuopu Group Co, Ltd., Class A	1,600	16,595
Ningxia Baofeng Energy Group Co, Ltd., Class A	7,100	18,405
NIO, Inc., Class A†	19,010	133,574
Nongfu Spring Co., Ltd.*	23,000	152,731
OmniVision Intergrated Circuits Group, Inc.	1,000	18,375
Orient Securities Co., Ltd, Class A	13,600	20,820
People's Insurance Co. Group of China, Ltd.	101,000	90,725
People's Insurance Co. Group of China, Ltd., Class A	11,000	13,051
PetroChina Co., Ltd.	238,000	245,640
PetroChina Co., Ltd., Class A	15,200	19,552
PICC Property & Casualty Co., Ltd.	84,000	198,472
Ping An Bank Co., Ltd., Class A	15,400	24,507
Ping An Insurance Group Co. of China, Ltd.	75,000	541,950
Ping An Insurance Group Co. of China, Ltd., Class A	7,800	63,412
Pop Mart International Group, Ltd.*	6,200	176,811
Postal Savings Bank of China Co., Ltd.*	108,000	76,164
Postal Savings Bank of China Co., Ltd., Class A	29,200	23,603
Power Construction Corp. of China, Ltd., Class A	20,000	15,857
Qfin Holdings, Inc.	990	23,909
Qinghai Salt Lake Industry Co., Ltd., Class A†	7,800	27,194
Range Intelligent Computing Technology Group Co., Ltd., Class A	1,600	11,366
Rockchip Electronics Co., Ltd., Class A	500	12,754
Rongsheng Petrochemical Co., Ltd., Class A	14,500	20,771
SAIC Motor Corp., Ltd., Class A	6,300	14,728
Sanan Optoelectronics Co., Ltd., Class A	10,000	19,498
Sany Heavy Industry Co., Ltd., Class A	8,100	25,211
Satellite Chemical Co., Ltd., Class A	4,900	12,337
Seres Group Co., Ltd., Class A	1,200	26,180
SF Holding Co., Ltd., Class A	4,200	23,812
Shaanxi Coal Industry Co, Ltd., Class A	8,300	26,487
Shandong Gold Mining Co., Ltd.*	8,750	36,822
Shandong Gold Mining Co., Ltd.. Class A	2,800	14,186
Security Description	Shares or Principal Amount	Value

China (continued)
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	1,100	$ 10,351
Shandong Hualu Hengsheng Chemical Co, Ltd., Class A	4,300	15,517
Shandong Nanshan Aluminum Co., Ltd., Class A	19,400	12,573
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	25,157
Shanghai Allist Pharmaceuticals Co., Ltd., Class A	848	12,821
Shanghai Baosight Software Co., Ltd., Class A	3,400	10,989
Shanghai Electric Group Co., Ltd., Class A†	10,300	13,481
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,900	9,836
Shanghai Pudong Development Bank Co., Ltd., Class A	21,500	34,728
Shanghai Rural Commercial Bank Co., Ltd., Class A	7,600	9,114
Shanghai United Imaging Healthcare Co., Ltd., Class A	772	15,185
Shanjin International Gold Co., Ltd., Class A	3,600	10,977
Shanxi Xinghuacun Fen Wine Factory Co, Ltd., Class A	1,100	29,458
Shengyi Technology Co., Ltd., Class A	2,600	23,502
Shenwan Hongyuan Group Co, Ltd., Class A	32,700	25,145
Shenzhen Inovance Technology Co., Ltd., Class A	1,500	16,239
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	1,000	30,230
Shenzhen Transsion Holdings Co., Ltd., Class A	1,077	11,552
Shenzhou International Group Holdings, Ltd.	9,700	83,761
Sichuan Biokin Pharmaceutical Co., Ltd., Class A†	254	13,318
Sichuan Kelun Pharmaceutical Co, Ltd., Class A	2,000	9,841
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.†	200	11,531
Silergy Corp.	4,000	28,952
Sinopharm Group Co., Ltd.	16,800	41,878
Smoore International Holdings, Ltd.*	24,000	40,430
Sungrow Power Supply Co., Ltd., Class A	1,900	50,696
Sunny Optical Technology Group Co., Ltd.	8,100	78,388
Suzhou Dongshan Precision Manufacturing Co, Ltd., Class A	2,300	22,148
Suzhou TFC Optical Communication Co., Ltd., Class A	1,100	24,434
TAL Education Group ADR†	4,691	57,512
TBEA Co., Ltd., Class A	6,200	17,066
TCL Technology Group Corp., Class A	24,600	14,905
Tencent Holdings, Ltd.	73,600	5,957,674
Tencent Music Entertainment Group ADR	6,564	146,508
Tianqi Lithium Corp., Class A†	2,400	18,017
Tingyi Cayman Islands Holding Corp.	20,000	27,437
Tongcheng Travel Holdings, Ltd.	14,800	40,759
Tongwei Co., Ltd., Class A†	4,900	17,069
TravelSky Technology, Ltd.	12,000	15,814
Tsingtao Brewery Co., Ltd.	8,000	54,050
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,100	12,640
Unisplendour Corp., Ltd., Class A	3,500	13,324
Verisilicon Microelectronics Shanghai Co., Ltd., Class A†	599	13,431
Victory Giant Technology Huizhou Co., Ltd., Class A	700	28,931
Vipshop Holdings, Ltd. ADR	3,200	55,968
Wanhua Chemical Group Co., Ltd., Class A	3,200	28,174
Weichai Power Co., Ltd.	25,000	51,637
Weichai Power Co., Ltd., Class A	4,800	10,095
Wens Foodstuffs Group Co, Ltd., Class A	6,800	17,350
Wuliangye Yibin Co., Ltd., Class A	2,800	46,837
WUS Printed Circuit Kunshan Co., Ltd., Class A	2,100	20,949
WuXi AppTec Co., Ltd.*	3,496	48,860
WuXi AppTec Co., Ltd., Class A	2,300	32,139
Wuxi Biologics Cayman, Inc.*†	39,500	184,015
WuXi XDC Cayman, Inc.†	1,500	14,497
XCMG Construction Machinery Co., Ltd., Class A	13,000	19,445
Xiaomi Corp., Class B*†	198,200	1,101,883
Xinyi Solar Holdings, Ltd.	66,000	30,407
XPeng, Inc., Class A†	15,100	169,450
Yadea Group Holdings, Ltd.*	14,000	21,890

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yankuang Energy Group Co., Inc.	37,000	$ 50,806
Yankuang Energy Group Co., Inc., Class A	8,100	16,762
Yihai Kerry Arawana Holdings Co., Ltd., Class A	1,100	4,970
Yunnan Aluminium Co., Ltd., Class A	4,900	15,836
Yunnan Baiyao Group Co., Ltd., Class A	1,900	15,134
Yutong Bus Co., Ltd., Class A	3,000	13,635
Zangge Mining Co., Ltd., Class A	2,500	20,686
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	700	17,529
Zhaojin Mining Industry Co., Ltd.	19,500	72,925
Zhejiang China Commodities City Group Co., Ltd., Class A	3,800	9,845
Zhejiang Dahua Technology Co., Ltd., Class A	7,400	21,274
Zhejiang Expressway Co., Ltd.	22,000	21,461
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,600	23,689
Zhejiang Juhua Co., Ltd., Class A	3,000	14,896
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	49,518
Zhejiang NHU Co., Ltd., Class A	3,400	11,615
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,800	19,654
Zhejiang Zheneng Electric Power Co., Ltd., Class A	13,600	9,865
Zhongji Innolight Co., Ltd., Class A	900	59,846
Zhongjin Gold Corp., Ltd., Class A	5,100	15,895
Zhuzhou CRRC Times Electric Co., Ltd.	5,300	27,023
Zijin Mining Group Co., Ltd.	64,000	265,536
Zijin Mining Group Co., Ltd., Class A	16,200	69,460
ZTE Corp.	9,600	40,646
ZTE Corp., Class A	2,600	15,885
ZTO Express Cayman, Inc.	4,800	88,086
		25,300,534
Colombia — 0.1%
Grupo Cibest SA	2,659	43,113
Grupo Cibest SA (Preference Shares)	5,647	82,478
Interconexion Electrica SA ESP	6,010	38,979
		164,570
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.1%
CEZ AS	1,553	95,120
Komercni Banka AS	1,064	54,484
Moneta Money Bank AS*	2,611	22,114
		171,718
Egypt — 0.1%
Commercial International Bank Egypt SAE	26,849	59,955
Eastern Co. SAE	15,881	15,125
		75,080
Greece — 0.5%
Alpha Bank SA	25,956	101,722
Eurobank Ergasias Services & Holdings SA	28,376	106,659
Hellenic Telecommunications Organization SA	1,887	35,475
JUMBO SA	1,364	43,299
National Bank of Greece SA	9,891	145,304
OPAP SA	1,956	40,470
Piraeus Financial Holdings SA	12,832	100,163
Public Power Corp. S.A.	2,501	43,501
		616,593
Security Description	Shares or Principal Amount	Value

Hong Kong — 5.0%
Alibaba Group Holding, Ltd.	198,428	$ 4,215,977
Beijing Enterprises Holdings, Ltd.	5,500	24,136
Bosideng International Holdings, Ltd.	60,000	36,754
BYD Electronic International Co., Ltd.	9,000	42,321
C&D International Investment Group, Ltd.	9,000	18,462
China Merchants Port Holdings Co., Ltd.	17,320	33,523
China Overseas Land & Investment, Ltd.	42,500	71,266
China Power International Development, Ltd.	51,000	21,987
China Resources Beer Holdings Co., Ltd.	18,500	63,329
China Resources Land, Ltd.	37,000	133,610
China Resources Pharmaceutical Group, Ltd.*	23,000	14,740
China Resources Power Holdings Co., Ltd.	22,000	52,604
China State Construction International Holdings, Ltd.	24,000	27,303
China Taiping Insurance Holdings Co., Ltd.	17,200	39,134
Chow Tai Fook Jewellery Group, Ltd.	28,200	55,235
CITIC, Ltd.	49,000	75,796
CSPC Pharmaceutical Group, Ltd.	94,320	92,857
Far East Horizon, Ltd.	31,000	27,846
Fosun International, Ltd.	37,000	23,474
GCL Technology Holdings, Ltd.†	243,000	42,530
Geely Automobile Holdings, Ltd.	72,000	170,490
Guangdong Investment, Ltd.	38,000	36,139
Hua Hong Semiconductor, Ltd.*†	9,000	92,368
Lenovo Group, Ltd.	84,000	122,802
MMG, Ltd.†	52,000	46,241
NetEase Cloud Music, Inc.*†	300	9,297
Sino Biopharmaceutical, Ltd.	121,750	110,774
Sinotruk Hong Kong, Ltd.	10,000	33,408
Want Want China Holdings, Ltd.	56,000	36,178
		5,770,581
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	4,617	40,620
OTP Bank Nyrt	2,609	248,848
Richter Gedeon Nyrt	1,902	58,624
		348,092
India — 15.5%
ABB India, Ltd.	636	37,427
Adani Enterprises, Ltd.	2,101	58,575
Adani Ports & Special Economic Zone, Ltd.	6,474	105,783
Adani Power, Ltd.†	33,235	59,135
Alkem Laboratories, Ltd.	428	26,472
Ambuja Cements, Ltd.	7,361	46,917
APL Apollo Tubes, Ltd.	2,071	41,919
Apollo Hospitals Enterprise, Ltd.	1,234	106,710
Ashok Leyland, Ltd.	36,354	57,907
Asian Paints, Ltd.	4,101	115,868
Astral, Ltd.	1,671	27,249
AU Small Finance Bank, Ltd.*	4,224	41,683
Aurobindo Pharma, Ltd.	3,322	42,811
Avenue Supermarts, Ltd.*†	1,977	92,488
Axis Bank, Ltd.	26,563	368,741
Bajaj Auto, Ltd.	731	73,288
Bajaj Finance, Ltd.	32,690	384,821
Bajaj Finserv, Ltd.	4,554	107,218
Bajaj Holdings & Investment, Ltd.	357	49,526
Balkrishna Industries, Ltd.	1,036	26,673
Bank of Baroda	9,898	31,003
Bharat Electronics, Ltd.	43,084	206,851
Bharat Forge, Ltd.	3,201	47,619
Bharat Heavy Electricals, Ltd.	13,270	39,539
Bharat Petroleum Corp., Ltd.	19,420	77,924

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharti Airtel, Ltd.	29,263	$ 679,497
Bosch, Ltd.	94	39,497
Britannia Industries, Ltd.	1,339	88,240
Canara Bank	22,136	34,085
CG Power & Industrial Solutions, Ltd.	7,559	62,659
Cholamandalam Investment & Finance Co., Ltd.	4,836	92,666
Cipla, Ltd.	6,455	109,182
Coal India, Ltd.	19,791	86,770
Colgate-Palmolive India, Ltd.	1,745	44,229
Container Corp. Of India, Ltd.	3,452	21,269
Coromandel International, Ltd.	1,481	35,652
Cummins India, Ltd.	1,610	78,912
Dabur India, Ltd.	6,181	33,986
Divi's Laboratories, Ltd.	1,452	110,407
Dixon Technologies India, Ltd.	433	75,565
DLF, Ltd.	9,265	79,086
Dr. Reddy's Laboratories, Ltd.	7,100	95,817
Eicher Motors, Ltd.	1,544	121,995
Eternal, Ltd.†	27,861	99,805
FSN E-Commerce Ventures, Ltd.†	11,861	33,199
GAIL India, Ltd.	29,109	59,745
GMR Airports Infrastructure, Ltd.†	29,172	30,834
Godrej Consumer Products, Ltd.	5,234	66,030
Godrej Properties, Ltd.†	1,551	39,939
Grasim Industries, Ltd.	3,230	105,518
Havells India, Ltd.	2,310	38,799
HCL Technologies, Ltd.	11,182	193,985
HDFC Asset Management Co., Ltd.*	1,041	63,043
HDFC Bank, Ltd.	130,476	1,452,089
HDFC Life Insurance Co., Ltd.*	11,037	90,886
Hero MotoCorp, Ltd.	1,489	93,093
Hindalco Industries, Ltd.	15,252	145,869
Hindustan Aeronautics, Ltd.	2,340	123,601
Hindustan Petroleum Corp., Ltd.	10,966	58,801
Hindustan Unilever, Ltd.	9,146	253,575
Hitachi Energy India, Ltd.	47	9,404
Hyundai Motor India, Ltd.	1,930	52,846
ICICI Bank, Ltd.	60,650	919,268
ICICI Lombard General Insurance Co., Ltd.*	2,658	59,944
ICICI Prudential Life Insurance Co., Ltd.*	4,024	26,831
IDFC First Bank, Ltd.	42,501	39,115
Indian Hotels Co., Ltd.	9,630	80,818
Indian Oil Corp., Ltd.	36,076	67,563
Indian Railway Catering & Tourism Corp., Ltd.	3,145	25,437
Indus Towers, Ltd.†	15,526	63,672
IndusInd Bank, Ltd.†	6,782	60,699
Info Edge India, Ltd.	4,290	66,454
Infosys, Ltd.	37,491	625,855
InterGlobe Aviation, Ltd.*	2,121	134,887
ITC, Ltd.	33,604	158,970
Jindal Stainless, Ltd.	4,102	34,841
Jindal Steel, Ltd.	4,498	54,135
Jio Financial Services, Ltd.	32,298	111,733
JSW Energy, Ltd.	4,414	26,251
JSW Steel, Ltd.	6,751	91,875
Jubilant Foodworks, Ltd.	4,328	29,253
Kalyan Jewellers India, Ltd.	4,526	26,023
Kotak Mahindra Bank, Ltd.	12,795	303,475
Larsen & Toubro, Ltd.	7,845	355,967
Lodha Developers, Inc.*	3,714	50,080
LTIMindtree, Ltd.*	826	52,851
Lupin, Ltd.	2,845	63,136
Security Description	Shares or Principal Amount	Value

India (continued)
Mahindra & Mahindra, Ltd.	10,594	$ 416,570
Mankind Pharma, Ltd.	1,217	32,546
Marico, Ltd.	6,506	52,915
Maruti Suzuki India, Ltd.	1,468	267,153
Max Healthcare Institute, Ltd.	8,635	111,766
Mphasis, Ltd.	1,125	34,978
MRF, Ltd.	28	49,833
Muthoot Finance, Ltd.	1,484	53,344
Nestle India, Ltd.	7,756	111,127
NHPC, Ltd.	37,770	36,110
NMDC, Ltd.	39,384	33,585
NTPC, Ltd.	51,226	194,151
Oberoi Realty, Ltd.	1,480	29,628
Oil & Natural Gas Corp., Ltd.	38,783	111,751
Oil India, Ltd.	5,762	28,135
Oracle Financial Services Software, Ltd.	235	22,568
Page Industries, Ltd.	62	28,531
PB Fintech, Ltd.†	4,203	84,556
Persistent Systems, Ltd.	1,276	85,109
Petronet LNG, Ltd.†	9,779	30,977
Phoenix Mills, Ltd.	2,456	46,759
PI Industries, Ltd.	1,010	40,715
Pidilite Industries, Ltd.	3,542	57,776
Polycab India, Ltd.	662	57,489
Power Finance Corp., Ltd.	18,407	83,563
Power Grid Corp. of India, Ltd.	51,511	167,204
Prestige Estates Projects, Ltd.	1,954	38,564
Punjab National Bank	27,406	37,927
Rail Vikas Nigam, Ltd.	5,744	21,295
REC, Ltd.	16,339	69,049
Reliance Industries, Ltd.	69,956	1,171,827
Samvardhana Motherson International, Ltd.	50,457	59,931
SBI Cards & Payment Services, Ltd.	2,884	28,591
SBI Life Insurance Co., Ltd.*	5,466	120,623
Shree Cement, Ltd.	111	35,424
Shriram Finance, Ltd.	15,886	134,466
Siemens Energy India, Ltd.†	1,109	39,682
Siemens, Ltd.	1,109	38,790
Solar Industries India, Ltd.	343	53,766
SRF, Ltd.	1,429	47,229
State Bank of India	20,662	218,208
Sun Pharmaceutical Industries, Ltd.	11,159	212,567
Sundaram Finance, Ltd.	816	41,824
Supreme Industries, Ltd.	787	33,734
Suzlon Energy, Ltd.†	111,472	74,527
Swiggy, Ltd.†	3,358	15,496
Tata Communications, Ltd.	1,382	29,159
Tata Consultancy Services, Ltd.	10,306	355,254
Tata Consumer Products, Ltd.	7,062	92,520
Tata Elxsi, Ltd.	477	29,298
Tata Motors Passenger Vehicles, Ltd.	23,611	109,077
Tata Motors, Ltd.†(1)(2)	23,611	69,353
Tata Power Co., Ltd.	17,809	81,200
Tata Steel, Ltd.	86,039	177,271
Tech Mahindra, Ltd.	6,096	97,787
Titan Co., Ltd.	3,986	168,072
Torrent Pharmaceuticals, Ltd.	1,271	50,788
Torrent Power, Ltd.	2,129	31,600
Trent, Ltd.	2,153	113,925
Tube Investments of India, Ltd.	1,374	46,774
TVS Motor Co., Ltd.	2,635	104,158
UltraTech Cement, Ltd.	1,402	188,320
Union Bank of India, Ltd.	18,706	31,263

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
United Spirits, Ltd.	3,521	$ 56,715
UPL, Ltd.	5,182	41,919
Varun Beverages, Ltd.	15,912	84,157
Vedanta, Ltd.	15,931	88,708
Vishal Mega Mart, Ltd.†	6,271	10,235
Vodafone Idea, Ltd.†	333,096	32,720
Voltas, Ltd.	2,376	36,944
WAAREE Energies, Ltd.	304	11,722
Wipro, Ltd.	29,145	79,091
Yes Bank, Ltd.†	165,174	42,367
Zydus Lifesciences, Ltd.	2,835	31,176
		17,757,787
Indonesia — 1.1%
Amman Mineral Internasional PT†	106,600	45,512
Astra International Tbk PT	242,900	89,828
Bank Central Asia Tbk PT	653,700	335,105
Bank Mandiri Persero Tbk PT	424,700	120,540
Bank Negara Indonesia Persero Tbk PT	181,200	47,724
Bank Rakyat Indonesia Persero Tbk PT	776,700	185,885
Barito Pacific Tbk PT†	275,700	57,196
Chandra Asri Pacific Tbk PT	88,300	36,902
Charoen Pokphand Indonesia Tbk PT	78,100	21,932
Dian Swastatika Sentosa Tbk PT†	5,800	29,497
GoTo Gojek Tokopedia Tbk PT†	10,682,100	38,540
Indofood CBP Sukses Makmur Tbk PT	29,500	15,433
Indofood Sukses Makmur Tbk PT	47,000	20,914
Kalbe Farma Tbk PT	224,100	17,181
Petrindo Jaya Kreasi Tbk PT	151,300	18,287
Sumber Alfaria Trijaya Tbk PT	211,400	25,551
Telkom Indonesia Persero Tbk PT	575,100	111,009
United Tractors Tbk PT	19,500	31,542
		1,248,578
Ireland — 0.9%
PDD Holdings, Inc. ADR†	8,027	1,082,602
Kuwait — 0.7%
Boubyan Bank KSCP	18,161	42,367
Gulf Bank KSCP	25,177	28,780
Kuwait Finance House KSCP	127,551	333,696
Mabanee Co. KPSC	9,361	30,697
Mobile Telecommunications Co. KSCP	22,116	38,242
National Bank of Kuwait SAKP	95,681	328,272
		802,054
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	66,029
Reinet Investments SCA	1,587	50,756
Zabka Group SA†	3,359	19,510
		136,295
Malaysia — 1.1%
AMMB Holdings Bhd	30,300	41,239
Axiata Group Bhd	30,600	18,340
CELCOMDIGI Bhd	43,600	37,479
CIMB Group Holdings Bhd	94,300	164,372
Gamuda Bhd	57,200	68,837
Hong Leong Bank Bhd	6,900	33,874
IHH Healthcare Bhd	22,700	44,717
IOI Corp. Bhd	27,900	26,781
Kuala Lumpur Kepong Bhd	4,800	23,496
Malayan Banking Bhd	60,200	141,875
Security Description	Shares or Principal Amount	Value

Malaysia (continued)
Maxis Bhd	24,800	$ 22,502
MISC Bhd	15,100	28,087
MR DIY Group M Bhd*	41,600	15,893
Nestle Malaysia Bhd	800	21,585
Petronas Chemicals Group Bhd	36,100	33,618
Petronas Dagangan Bhd	3,700	20,037
Petronas Gas Bhd	9,500	41,965
Press Metal Aluminium Holdings Bhd	42,700	64,539
Public Bank Bhd	161,400	162,633
QL Resources Bhd	16,800	16,648
RHB Bank Bhd	20,100	32,492
SD Guthrie Bhd	23,000	28,997
Sunway Bhd	28,900	37,333
Telekom Malaysia Bhd	10,200	17,779
Tenaga Nasional Bhd	30,000	95,129
YTL Corp. Bhd	32,620	20,251
YTL Power International Bhd	36,960	35,213
		1,295,711
Mexico — 1.9%
Alfa SAB de CV, Class A	46,282	35,051
America Movil SAB de CV	203,856	231,963
Arca Continental SAB de CV	5,700	55,158
Cemex SAB de CV CPO	170,100	172,494
Coca-Cola Femsa SAB de CV	6,485	55,692
Fibra Uno Administracion SA de CV	30,134	43,907
Fomento Economico Mexicano SAB de CV	19,242	181,281
Gruma SAB de CV, Class B	1,970	33,364
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	45,599
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	89,307
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	60,515
Grupo Bimbo SAB de CV, Class A	15,400	53,183
Grupo Carso SAB de CV, Class A1	6,400	45,462
Grupo Comercial Chedraui SA de CV	3,100	22,516
Grupo Financiero Banorte SAB de CV, Class O	28,879	271,108
Grupo Financiero Inbursa SAB de CV, Class O	20,800	50,392
Grupo Mexico SAB de CV, Class B	34,700	299,419
Industrias Penoles SAB de CV†	2,430	102,661
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	33,532
Prologis Property Mexico SA de CV	13,379	53,628
Promotora y Operadora de Infraestructura SAB de CV	2,130	27,517
Qualitas Controladora SAB de CV	2,300	20,868
Wal-Mart de Mexico SAB de CV	53,582	177,371
		2,161,988
Netherlands — 0.1%
JBS NV, Class A†	3,608	47,662
NEPI Rockcastle NV	6,666	53,981
X5 Retail Group NV GDR†(1)(2)	1,555	0
		101,643
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,940	44,174
Philippines — 0.4%
Ayala Corp.	2,585	20,554
Ayala Land, Inc.	89,800	30,378
Bank of the Philippine Islands	22,575	40,439
BDO Unibank, Inc.	29,844	67,675
International Container Terminal Services, Inc.	12,540	112,838
Jollibee Foods Corp.	4,780	17,600
Manila Electric Co.	2,630	26,029
Metropolitan Bank & Trust Co.	18,723	21,978
PLDT, Inc.	840	15,931

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
SM Investments Corp.	2,310	$ 28,584
SM Prime Holdings, Inc.	123,900	47,076
		429,082
Poland — 1.0%
Bank Millennium SA†	8,061	33,702
Bank Polska Kasa Opieki SA	2,138	109,679
Budimex SA	159	25,256
CCC SA†	649	26,536
CD Projekt SA	746	51,269
Dino Polska SA*†	5,510	65,753
KGHM Polska Miedz SA†	1,444	75,797
LPP SA	14	67,972
mBank SA†	186	49,419
Orlen SA	7,048	190,962
PGE Polska Grupa Energetyczna SA†	10,661	32,332
Powszechna Kasa Oszczednosci Bank Polski SA	10,283	210,783
Powszechny Zaklad Ubezpieczen SA	6,439	102,975
Santander Bank Polska SA	434	57,256
		1,099,691
Qatar — 0.7%
Al Rayan Bank	71,297	45,926
Barwa Real Estate Co.	27,661	19,967
Commercial Bank PSQC	38,520	43,751
Dukhan Bank	22,297	21,273
Industries Qatar QSC	17,920	62,521
Mesaieed Petrochemical Holding Co.	66,506	22,817
Ooredoo Q.P.S.C.	9,251	34,402
Qatar Electricity & Water Co. QSC	5,730	24,180
Qatar Fuel QSC	7,006	28,853
Qatar Gas Transport Co., Ltd.	31,459	38,231
Qatar International Islamic Bank QSC	11,499	35,136
Qatar Islamic Bank Q.P.S.C.	19,782	133,263
Qatar National Bank Q.P.S.C.	51,650	262,503
		772,823
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Phosagro PJSC GDR †(1)(2)	13	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 3.2%
ACWA Power Co.†	1,706	109,546
Ades Holding Co.	4,327	19,515
Al Rajhi Bank	22,317	629,793
Al Rajhi Co. for Co-operative Insurance†	439	13,827
Alinma Bank	13,782	95,300
Almarai Co. JSC	5,948	78,731
Arab National Bank	10,269	66,402
Arabian Internet & Communications Services Co.	329	22,020
Bank AlBilad	8,457	66,973
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Bank Al-Jazira†	8,378	$ 28,250
Banque Saudi Fransi	15,049	71,634
Bupa Arabia for Cooperative Insurance Co.	961	42,047
Co. for Cooperative Insurance	817	29,724
Dallah Healthcare Co.	428	17,560
Dar Al Arkan Real Estate Development Co.†	6,270	28,802
Dr. Sulaiman Al Habib Medical Services Group Co.	968	70,152
Elm Co.	267	67,474
Etihad Etisalat Co.	4,183	75,428
Jabal Omar Development Co.†	7,368	34,647
Jarir Marketing Co.	6,400	24,211
Makkah Construction & Development Co.	1,378	32,815
Mouwasat Medical Services Co.	1,194	24,416
Nahdi Medical Co.	330	10,193
Riyad Bank	18,199	131,514
SABIC Agri-Nutrients Co.	2,683	87,568
Sahara International Petrochemical Co.	4,799	24,148
SAL Saudi Logistics Services	320	14,970
Saudi Arabian Mining Co.†	15,782	270,588
Saudi Arabian Oil Co.*	68,293	471,557
Saudi Aramco Base Oil Co.	594	15,248
Saudi Awwal Bank	11,318	97,472
Saudi Basic Industries Corp.	10,807	175,779
Saudi Electricity Co.	9,880	42,271
Saudi Investment Bank	8,255	30,293
Saudi National Bank	33,816	359,773
Saudi Research & Media Group†	398	18,132
Saudi Tadawul Group Holding Co.	535	28,447
Saudi Telecom Co.	23,103	277,818
Yanbu National Petrochemical Co.	3,548	32,584
		3,737,622
Singapore — 0.5%
BOC Aviation, Ltd.*	2,500	21,910
Trip.com Group, Ltd.	7,400	517,582
		539,492
South Africa — 3.0%
Absa Group, Ltd.	9,566	106,952
Bid Corp., Ltd.	3,740	92,519
Bidvest Group, Ltd.	3,804	49,363
Capitec Bank Holdings, Ltd.	1,036	229,015
Clicks Group, Ltd.	2,636	55,501
Discovery, Ltd.	6,811	85,558
FirstRand, Ltd.	59,792	283,587
Gold Fields, Ltd.	10,292	402,491
Harmony Gold Mining Co., Ltd.	6,594	110,753
Impala Platinum Holdings, Ltd.	10,887	117,049
MTN Group, Ltd.	20,533	204,803
Naspers, Ltd., Class N	8,971	631,284
Nedbank Group, Ltd.	5,195	70,763
Old Mutual, Ltd.	55,365	43,270
OUTsurance Group, Ltd.	9,393	39,549
Pepkor Holdings, Ltd.*	30,298	46,135
Remgro, Ltd.	5,915	58,732
Sanlam, Ltd.	20,052	105,213
Sasol, Ltd.†	6,608	41,049
Shoprite Holdings, Ltd.	5,564	93,084
Sibanye Stillwater, Ltd.†	32,675	87,315
Standard Bank Group, Ltd.	14,845	217,963
Valterra Platinum, Ltd.	3,063	189,743
Vodacom Group, Ltd.	7,455	60,216
		3,421,907

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea — 13.1%
Alteogen, Inc.†	486	$ 166,633
Amorepacific Corp.	365	30,973
Celltrion, Inc.	1,867	230,107
Coway Co., Ltd.	694	43,450
DB Insurance Co., Ltd.	563	50,106
Doosan Bobcat, Inc.	681	28,822
Doosan Co., Ltd.	45	29,974
Doosan Enerbility Co., Ltd.†	5,313	330,769
Ecopro BM Co., Ltd.†	551	61,878
Ecopro Co., Ltd.	1,143	70,598
Hana Financial Group, Inc.	3,226	193,594
Hanjin Kal Corp.	301	22,119
Hankook Tire & Technology Co., Ltd.	947	30,808
Hanmi Semiconductor Co., Ltd.	561	56,582
Hanwha Aerospace Co., Ltd.	381	261,800
Hanwha Ocean Co., Ltd.†	1,301	125,648
Hanwha Systems Co, Ltd.	946	39,772
HD Hyundai Co., Ltd.	510	73,381
HD Hyundai Electric Co., Ltd.	269	164,260
HLB, Inc.†	1,315	44,856
HMM Co., Ltd.	2,789	40,227
HYBE Co., Ltd.	243	58,160
Hyosung Heavy Industries Corp.	62	92,908
Hyundai Glovis Co., Ltd.	406	53,801
Hyundai Heavy Industries Co., Ltd.	234	98,544
Hyundai Mobis Co., Ltd.	676	149,932
Hyundai Motor Co.	1,478	300,839
Hyundai Motor Co. (2nd Preference Shares)	415	64,081
Hyundai Motor Co. (Preference Shares)	199	30,309
Hyundai Rotem Co., Ltd.	863	139,619
Industrial Bank of Korea	2,725	36,971
Kakao Corp.	3,478	158,918
KakaoBank Corp.	1,835	29,816
KB Financial Group, Inc.	4,186	342,578
Kia Corp.	2,673	224,947
Korea Aerospace Industries, Ltd.	920	66,768
Korea Electric Power Corp.	2,959	88,370
Korea Investment Holdings Co., Ltd.	528	67,559
Korea Shipbuilding & Offshore Engineering Co., Ltd.	479	159,358
Korea Zinc Co., Ltd.	46	33,352
Korean Air Lines Co., Ltd.	2,137	33,223
Krafton, Inc.†	322	62,377
KT&G Corp.	1,219	114,820
LG Chem, Ltd.	576	160,702
LG Corp.	1,103	62,166
LG Display Co., Ltd.†	2,910	30,024
LG Electronics, Inc.	1,255	77,163
LG Energy Solution, Ltd.†	523	173,630
LG H&H Co., Ltd.	114	22,764
LG Uplus Corp.	2,703	28,913
LIG Nex1 Co, Ltd.	108	39,342
LS Electric Co., Ltd.	171	52,209
Meritz Financial Group, Inc.	929	72,051
Mirae Asset Securities Co., Ltd.	2,747	50,708
NAVER Corp.	1,678	315,048
NH Investment & Securities Co., Ltd.	1,642	23,453
Orion Corp.	289	20,142
POSCO Future M Co., Ltd.†	422	64,126
POSCO Holdings, Inc.	856	186,551
Posco International Corp.	696	26,868
Samsung Biologics Co., Ltd.*†	214	183,396
Samsung C&T Corp.	963	152,755
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Samsung Electro-Mechanics Co., Ltd.	654	$ 112,462
Samsung Electronics Co., Ltd.	54,362	4,101,713
Samsung Electronics Co., Ltd. (Preference Shares)	9,361	554,531
Samsung Fire & Marine Insurance Co., Ltd.	344	106,598
Samsung Heavy Industries Co., Ltd.†	8,469	175,651
Samsung Life Insurance Co., Ltd.	901	97,578
Samsung SDI Co., Ltd.	730	164,983
Samsung SDS Co., Ltd.	531	68,204
Samyang Foods Co., Ltd.	50	47,307
Shinhan Financial Group Co., Ltd.	4,874	250,756
SK Biopharmaceuticals Co., Ltd.†	407	32,994
SK Hynix, Inc.	6,280	2,463,955
SK Innovation Co., Ltd.	709	64,145
SK Square Co., Ltd.†	1,066	194,532
SK Telecom Co., Ltd.	775	28,449
SK, Inc.	390	68,022
S-Oil Corp.†	447	22,526
Woori Financial Group, Inc.	8,009	142,782
Yuhan Corp.	682	56,484
		14,999,290
Taiwan — 20.7%
Accton Technology Corp.	6,000	210,793
Acer, Inc.	32,000	31,281
Advantech Co., Ltd.	5,148	52,500
Airtac International Group	2,000	59,269
Alchip Technologies, Ltd.	1,000	113,692
ASE Technology Holding Co., Ltd.	37,000	297,892
Asia Cement Corp.	31,000	36,606
Asia Vital Components Co., Ltd.	4,000	185,420
Asustek Computer, Inc.	8,000	181,386
AUO Corp.	67,200	26,560
Caliway Biopharmaceuticals Co., Ltd.†	7,000	34,270
Catcher Technology Co., Ltd.	7,000	45,200
Cathay Financial Holding Co., Ltd.	113,000	235,256
Chailease Holding Co., Ltd.	17,153	57,472
Chang Hwa Commercial Bank, Ltd.	96,936	62,436
Cheng Shin Rubber Industry Co., Ltd.	21,000	21,792
China Airlines, Ltd.	42,000	27,325
China Steel Corp.	134,000	81,077
Chunghwa Telecom Co., Ltd.	42,000	178,979
Compal Electronics, Inc.	46,000	49,455
CTBC Financial Holding Co., Ltd.	195,000	265,468
Delta Electronics, Inc.	22,000	712,078
E Ink Holdings, Inc.	11,000	75,860
E.Sun Financial Holding Co., Ltd.	173,770	168,168
Eclat Textile Co., Ltd.	2,000	26,707
Elite Material Co., Ltd.	3,000	132,722
Eva Airways Corp.	30,000	35,327
Evergreen Marine Corp. Taiwan, Ltd.	13,000	81,829
Far Eastern New Century Corp.	32,000	27,585
Far EasTone Telecommunications Co., Ltd.	20,000	60,180
Feng Tay Enterprise Co., Ltd.	4,913	19,498
First Financial Holding Co., Ltd.	138,341	128,481
Formosa Chemicals & Fibre Corp.	43,000	40,844
Formosa Plastics Corp.	44,000	54,533
Fortune Electric Co., Ltd.	1,310	30,469
Fubon Financial Holding Co., Ltd.	100,919	299,399
Gigabyte Technology Co., Ltd.	6,000	54,748
Global Unichip Corp.	1,000	49,771
Globalwafers Co., Ltd.	3,000	49,576
Hon Hai Precision Industry Co., Ltd.	143,200	1,199,506
Hotai Motor Co., Ltd.	4,080	75,121

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Co., Ltd.	104,899	$ 99,641
Innolux Corp.	93,660	40,522
International Games System Co., Ltd.	3,000	70,264
Inventec Corp.	30,000	44,794
Jentech Precision Industrial Co., Ltd.	1,000	69,289
KGI Financial Holding Co., Ltd.	179,225	92,700
King Slide Works Co., Ltd.	1,000	133,698
Largan Precision Co., Ltd.	1,000	72,054
Lite-On Technology Corp.	23,000	134,299
Lotes Co., Ltd.	1,000	44,891
MediaTek, Inc.	17,000	724,440
Mega Financial Holding Co., Ltd.	139,730	183,634
Micro-Star International Co., Ltd.	8,000	28,496
Nan Ya Plastics Corp.	54,000	72,899
Nien Made Enterprise Co., Ltd.	2,000	24,072
Novatek Microelectronics Corp.	7,000	89,490
Pegatron Corp.	22,000	53,102
PharmaEssentia Corp.	3,329	53,929
President Chain Store Corp.	6,000	46,550
Quanta Computer, Inc.	30,000	293,257
Realtek Semiconductor Corp.	6,000	100,517
Shanghai Commercial & Savings Bank, Ltd.	46,000	59,256
SinoPac Financial Holdings Co., Ltd.	125,100	104,382
Synnex Technology International Corp.	15,000	27,715
Taiwan Business Bank	85,018	42,452
Taiwan Cooperative Financial Holding Co., Ltd.	121,702	94,025
Taiwan High Speed Rail Corp.	33,000	29,360
Taiwan Mobile Co., Ltd.	21,000	74,802
Taiwan Semiconductor Manufacturing Co., Ltd.	283,000	13,808,920
TCC Group Holdings Co., Ltd.	75,512	54,286
TS Financial Holding Co., Ltd.	258,652	157,340
Unimicron Technology Corp.	15,000	79,779
Uni-President Enterprises Corp.	57,000	145,926
United Microelectronics Corp.	133,000	200,748
Vanguard International Semiconductor Corp.	11,000	34,602
Voltronic Power Technology Corp.	1,000	39,361
Wan Hai Lines, Ltd.	8,000	21,366
Wistron Corp.	33,000	161,559
Wiwynn Corp.	1,000	141,993
WPG Holdings, Ltd.	18,000	35,308
Yageo Corp.	18,820	152,441
Yang Ming Marine Transport Corp.	20,000	37,409
Yuanta Financial Holding Co., Ltd.	118,704	133,219
Zhen Ding Technology Holding, Ltd.	7,000	37,117
		23,722,435
Thailand — 1.0%
Advanced Info Service PCL NVDR	10,900	101,803
Airports of Thailand PCL NVDR	52,200	66,592
Bangkok Dusit Medical Services PCL NVDR	109,900	64,237
Bumrungrad Hospital PCL NVDR	6,700	35,639
Central Pattana PCL NVDR	25,100	41,723
Charoen Pokphand Foods PCL NVDR	51,700	33,737
CP ALL PCL NVDR	50,900	72,411
CP AXTRA PCL NVDR	16,600	10,062
Delta Electronics Thailand PCL NVDR	34,800	233,543
Gulf Development PCL NVDR†	49,616	67,899
Kasikornbank PCL NVDR	6,200	35,760
Krung Thai Bank PCL NVDR	46,300	39,019
Minor International PCL NVDR	35,300	25,109
PTT Exploration & Production PCL NVDR	18,100	59,895
PTT PCL NVDR	111,500	106,034
Security Description	Shares or Principal Amount	Value

Thailand (continued)
SCB X PCL NVDR	8,800	$ 35,652
Siam Cement PCL NVDR	9,000	56,781
True Corp. PCL NVDR†	119,927	41,910
		1,127,806
Turkey — 0.4%
Akbank Turk AS	36,733	53,107
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	79,108
BIM Birlesik Magazalar AS	5,082	65,135
Eregli Demir ve Celik Fabrikalari TAS	34,036	22,241
Ford Otomotiv Sanayi AS	8,870	20,934
Haci Omer Sabanci Holding AS	12,699	24,625
KOC Holding AS	9,241	37,708
Tupras Turkiye Petrol Rafinerileri AS	10,997	51,672
Turk Hava Yollari AO	4,300	29,806
Turkcell Iletisim Hizmetleri AS	13,637	32,330
Turkiye Is Bankasi AS	105,968	31,875
Yapi ve Kredi Bankasi AS†	42,418	33,891
		482,432
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	34,179	134,187
Abu Dhabi Islamic Bank PJSC	16,493	94,837
Abu Dhabi National Oil Co. PJSC	34,636	33,854
ADNOC Drilling Co. PJSC	36,883	56,033
Adnoc Gas PLC	72,371	68,766
Aldar Properties PJSC	43,452	106,472
Americana Restaurants International PLC	33,708	19,181
Dubai Electricity & Water Authority PJSC	75,619	57,235
Dubai Islamic Bank PJSC	33,737	87,260
Emaar Development PJSC	11,727	47,573
Emaar Properties PJSC	78,103	301,954
Emirates NBD Bank PJSC	21,278	162,788
Emirates Telecommunications Group Co. PJSC	40,946	216,271
First Abu Dhabi Bank PJSC	52,109	247,425
Multiply Group PJSC†	33,714	27,353
Salik Co. PJSC	20,731	33,753
		1,694,942
United Kingdom — 0.4%
Anglogold Ashanti PLC	5,794	401,378
Metlen Energy & Metals PLC†	1,167	59,186
		460,564
United States — 0.5%
BeOne Medicines, Ltd.†	10,000	239,108
Legend Biotech Corp. ADR†	740	23,976
Southern Copper Corp.	999	138,661
Yum China Holdings, Inc.	4,270	183,866
		585,611
Total Common Stocks (cost $83,367,547)		115,878,026
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co., Ltd. 6.00%†(1)(2) (cost $0)	11,692	1,317
Total Long-Term Investment Securities (cost $83,367,547)		115,879,343

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(3) (cost $9,708)	9,708	$ 9,708
TOTAL INVESTMENTS (cost $83,377,255)	100.9%	115,889,051
Other assets less liabilities	(0.9)	(1,038,156)
NET ASSETS	100.0%	$114,850,895
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $5,772,526 representing 5.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR	05/04/18, 05/30/18 01/28/21	158,896	$380,197	$0	$0.00	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Lukoil PJSC ADR	05/04/18, 05/30/18	5,515	$362,191	$0	$0.00	0.0%
MMC Norilsk Nickel PJSC ADR	05/04/18, 05/30/18	8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR	05/03/18, 05/30/18 01/09/20	5,342	54,447	0	0.00	0.0
Novatek PJSC GDR	05/04/18, 05/30/18	1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/21	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/21	701	34,889	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18 07/28/20	1,927	25,905	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18 07/28/20	13	167	0	0.00	0.0
Polyus PJSC GDR	09/30/21	852	68,456	0	0.00	0.0
Rosneft PJSC GDR	05/04/18, 05/30/18	16,114	98,393	0	0.00	0.0
Severstal PAO GDR	05/04/18, 05/30/18	2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR	05/04/18, 05/30/18	10,541	48,211	0	0.00	0.0
Tata Motors, Ltd.	07/28/20, 01/28/21 02/28/24, 07/10/24	23,611	70,809	69,353	2.94	0.1
Tatneft PJSC ADR	05/04/18, 05/30/18	2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/21	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/21	1,555	56,407	0	0.00	0.0
Preferred Stocks
TVS Motor Co., Ltd.	08/25/25	11,692	0	1,317	0.11	0.0
				$70,670		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	MSCI Emerging Markets Index	December 2025	$212,312	$211,140	$(1,172)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	19.8%
Banks	15.4
Internet	13.8
Diversified Financial Services	4.4
Telecommunications	4.0
Oil & Gas	3.7
Mining	3.1
Auto Manufacturers	3.1
Computers	2.7
Insurance	2.4
Electronics	2.2
Electric	1.8
Pharmaceuticals	1.7
Retail	1.6
Software	1.6

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Industry Allocation*(continued)
Beverages	1.4%
Chemicals	1.3
Iron/Steel	1.2
Real Estate	1.1
Food	1.1
Auto Parts & Equipment	1.0
Engineering & Construction	0.9
Electrical Components & Equipment	0.9
Healthcare-Services	0.9
Miscellaneous Manufacturing	0.9
Aerospace/Defense	0.8
Biotechnology	0.8
Commercial Services	0.6
Machinery-Construction & Mining	0.6
Building Materials	0.6
Transportation	0.5
Shipbuilding	0.5
Home Furnishings	0.4
Coal	0.4
Leisure Time	0.4
Investment Companies	0.3
Machinery-Diversified	0.3
Distribution/Wholesale	0.3
Agriculture	0.2
Airlines	0.2
Household Products/Wares	0.2
Holding Companies-Diversified	0.2
Energy-Alternate Sources	0.2
Apparel	0.2
Gas	0.2
Lodging	0.2
Pipelines	0.2
Metal Fabricate/Hardware	0.1
Cosmetics/Personal Care	0.1
Water	0.1
Entertainment	0.1
REITS	0.1
Forest Products & Paper	0.1
100.9%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$—	$—	$0	$0
Chile	—	538,036	—	538,036
Cyprus	—	—	0	0
Egypt	—	75,080	—	75,080
India	17,688,434	—	69,353	17,757,787
Kuwait	—	802,054	—	802,054
Netherlands	101,643	—	0	101,643
Philippines	—	429,082	—	429,082
Qatar	—	772,823	—	772,823
Russia	—	—	0	0
Saudi Arabia	—	3,737,622	—	3,737,622
South Korea	14,815,894	183,396	—	14,999,290
Other Countries	76,664,609	—	—	76,664,609
Preferred Stocks	—	—	1,317	1,317
Short-Term Investments	9,708	—	—	9,708
Total Investments at Value	$109,280,288	$6,538,093	$70,670	$115,889,051
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,172	$—	$—	$1,172
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	$ 3,440,000	$ 2,612,726
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	458,710
4.63%, 03/15/2030*	300,000	289,799
5.00%, 08/15/2027*	175,000	174,296
7.38%, 02/15/2031*	25,000	26,409
Stagwell Global LLC
5.63%, 08/15/2029*	325,000	309,656
		3,871,596
Aerospace/Defense — 1.6%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,998,903
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,841,271
3.95%, 08/01/2059	2,670,000	1,921,312
5.81%, 05/01/2050	2,570,000	2,552,541
6.53%, 05/01/2034	4,335,000	4,796,548
6.86%, 05/01/2054	1,380,000	1,570,726
Goat Holdco LLC
6.75%, 02/01/2032*	400,000	408,465
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,221,084
TransDigm, Inc.
4.63%, 01/15/2029	175,000	172,130
6.25%, 01/31/2034*	100,000	103,350
6.38%, 03/01/2029*	375,000	385,194
6.38%, 05/31/2033*	150,000	152,900
6.63%, 03/01/2032*	300,000	310,224
6.75%, 08/15/2028*	100,000	101,973
6.75%, 01/31/2034*	200,000	207,256
6.88%, 12/15/2030*	1,700,000	1,764,962
		24,508,839
Agriculture — 1.0%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,228,255
4.54%, 08/15/2047	5,625,000	4,715,171
Philip Morris International, Inc.
4.63%, 10/29/2035	7,000,000	6,826,615
		15,770,041
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	50,000	50,127
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,075,000	1,154,191
Champ Acquisition Corp.
8.38%, 12/01/2031*	575,000	612,417
Hanesbrands, Inc.
9.00%, 02/15/2031*	475,000	500,814
Kontoor Brands, Inc.
4.13%, 11/15/2029*	400,000	380,045
William Carter Co.
5.63%, 03/15/2027*	550,000	550,074
7.38%, 02/15/2031*	675,000	671,746
		3,869,287
Security Description	Shares or Principal Amount	Value

Auto Manufacturers — 2.1%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	$ 3,030,000	$ 2,958,904
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	399,840
4.00%, 11/13/2030	750,000	703,646
4.13%, 08/17/2027	200,000	197,488
6.13%, 03/08/2034	3,880,000	3,927,397
General Motors Co.
5.20%, 04/01/2045	3,750,000	3,402,155
6.60%, 04/01/2036	5,240,000	5,694,746
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,590,010
5.10%, 06/24/2030*	3,325,000	3,396,431
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	675,000	706,362
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,897,741
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,734,673
		32,609,393
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	102,358
7.50%, 02/15/2033*	125,000	129,211
8.25%, 04/15/2031*	275,000	287,270
Clarios Global LP / Clarios US Finance Co.
6.75%, 09/15/2032*	1,000,000	1,023,182
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	281,676
6.75%, 02/15/2030*	625,000	647,925
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	475,000	404,647
Forvia SE
6.75%, 09/15/2033*	675,000	684,701
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	200,000	199,267
8.00%, 11/15/2032*(1)	775,000	808,055
Qnity Electronics, Inc.
5.75%, 08/15/2032*	100,000	101,763
6.25%, 08/15/2033*	125,000	128,370
		4,798,425
Banks — 18.2%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,162,410
2.69%, 04/22/2032	5,600,000	5,117,564
2.88%, 10/22/2030	4,000,000	3,798,715
2.97%, 02/04/2033	3,600,000	3,282,843
3.71%, 04/24/2028	2,975,000	2,955,870
3.82%, 01/20/2028	3,170,000	3,157,598
4.18%, 11/25/2027	2,760,000	2,761,604
4.38%, 04/27/2028	6,360,000	6,379,952
4.57%, 04/27/2033	3,150,000	3,144,819
5.46%, 05/09/2036	4,900,000	5,126,312
5.51%, 01/24/2036	9,000,000	9,422,348
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,413,684
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	5,083,155
2.98%, 11/05/2030	1,390,000	1,318,132
3.06%, 01/25/2033	3,010,000	2,750,172
3.40%, 05/01/2026	3,340,000	3,329,357

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.52%, 10/27/2028	$ 6,250,000	$ 6,170,409
4.13%, 07/25/2028	1,340,000	1,338,479
4.30%, 11/20/2026	3,100,000	3,103,856
4.91%, 05/24/2033	3,880,000	3,926,399
5.17%, 02/13/2030	5,385,000	5,527,021
5.17%, 09/11/2036	6,780,000	6,864,373
6.02%, 01/24/2036	5,245,000	5,487,271
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,269,496
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,318,402
5.98%, 01/30/2030	935,000	972,744
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,678,096
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,172,890
3.10%, 02/24/2033	4,225,000	3,876,408
3.81%, 04/23/2029	3,800,000	3,763,339
4.22%, 05/01/2029	3,125,000	3,126,321
4.39%, 06/15/2027	9,825,000	9,827,829
5.02%, 10/23/2035	5,000,000	5,033,907
5.15%, 05/22/2045	3,000,000	2,849,249
5.73%, 04/25/2030	2,555,000	2,669,918
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,165,405
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,196,052
2.95%, 02/24/2028	2,310,000	2,275,596
2.96%, 01/25/2033	3,500,000	3,206,956
4.32%, 04/26/2028	6,500,000	6,520,863
4.57%, 06/14/2030	8,570,000	8,666,222
4.81%, 10/22/2036	2,750,000	2,741,225
5.14%, 01/24/2031	1,845,000	1,906,319
5.35%, 06/01/2034	4,630,000	4,833,157
5.50%, 01/24/2036	5,000,000	5,246,972
5.58%, 04/22/2030	3,330,000	3,475,099
8.00%, 04/29/2027	460,000	486,543
Morgan Stanley
1.59%, 05/04/2027	4,115,000	4,059,293
1.93%, 04/28/2032	5,000,000	4,375,515
2.94%, 01/21/2033	4,985,000	4,537,415
3.77%, 01/24/2029	2,000,000	1,982,950
3.95%, 04/23/2027	8,250,000	8,230,409
4.46%, 04/22/2039	3,125,000	2,948,468
4.89%, 10/22/2036	895,000	890,078
5.00%, 11/24/2025	2,000,000	2,000,420
5.16%, 04/20/2029	6,500,000	6,645,298
5.66%, 04/18/2030	2,595,000	2,707,005
5.66%, 04/17/2036	3,190,000	3,359,009
5.83%, 04/19/2035	3,010,000	3,209,354
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,656,394
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,142,451
Truist Bank
3.80%, 10/30/2026	3,000,000	2,990,178
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,849,265
US Bancorp
5.10%, 07/23/2030	2,185,000	2,246,185
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,360,861
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.53%, 03/24/2028	$ 5,600,000	$ 5,552,980
4.30%, 07/22/2027	4,800,000	4,812,812
4.90%, 11/17/2045	2,330,000	2,132,697
5.15%, 04/23/2031	3,600,000	3,712,691
5.24%, 01/24/2031	3,845,000	3,979,505
		281,282,584
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,270,000	3,076,190
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,653,968
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,324,694
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	10,042,017
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,181,657
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,513,059
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	285,263
4.35%, 05/09/2027	3,150,000	3,159,379
4.65%, 11/15/2028	5,335,000	5,399,329
5.25%, 11/15/2048	2,250,000	2,108,701
Keurig Dr Pepper, Inc.
4.99%, 05/25/2038	1,340,000	1,326,411
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,416,391
		40,487,059
Biotechnology — 1.0%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,939,854
5.25%, 03/02/2033	3,680,000	3,810,530
5.65%, 03/02/2053	3,630,000	3,622,696
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,051,159
2.80%, 09/15/2050	3,920,000	2,459,135
		15,883,374
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	100,000	92,442
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,866,285
2.72%, 02/15/2030	1,265,000	1,186,952
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	400,000	417,269
12.75%, 01/15/2031*(1)	400,000	391,777
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	771,023
6.75%, 07/15/2031*	275,000	285,578
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,222,813
Masterbrand, Inc.
7.00%, 07/15/2032*	650,000	674,241
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	359,258
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	550,000	533,664

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	$ 600,000	$ 622,327
6.75%, 03/01/2033*	350,000	364,195
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	500,000	509,874
6.50%, 08/15/2032*	525,000	539,701
Standard Industries, Inc.
4.75%, 01/15/2028*	500,000	498,378
		13,335,777
Chemicals — 0.5%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	250,000	262,115
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	451,922
Celanese US Holdings LLC
6.50%, 04/15/2030	600,000	594,990
6.75%, 04/15/2033	500,000	492,358
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	653,265
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	559,290
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	625,000	626,742
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	191,591
6.25%, 10/01/2029*	1,275,000	1,242,797
7.25%, 06/15/2031*	175,000	175,105
7.25%, 02/15/2033*	525,000	522,569
SNF Group SACA
3.38%, 03/15/2030*	425,000	393,117
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	225,000	225,180
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	366,016
6.63%, 08/15/2032*	300,000	289,761
7.38%, 03/01/2031*	125,000	125,238
		7,172,056
Commercial Services — 3.0%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	650,000	676,790
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	800,000	782,093
6.88%, 06/15/2030*	125,000	128,237
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,326,471
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	785,205
Boost Newco Borrower LLC
7.50%, 01/15/2031*	1,100,000	1,168,607
Brink's Co.
6.50%, 06/15/2029*	325,000	335,012
6.75%, 06/15/2032*	600,000	623,067
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,128,133
4.00%, 05/01/2032	3,375,000	3,314,682
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,075,000	1,002,851
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,403,851
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
ERAC USA Finance LLC
4.50%, 02/15/2045*	$ 750,000	$ 662,828
5.63%, 03/15/2042*	4,090,000	4,177,460
Garda World Security Corp.
6.00%, 06/01/2029*	700,000	682,838
7.75%, 02/15/2028*	225,000	230,233
8.25%, 08/01/2032*	100,000	101,754
8.38%, 11/15/2032*	900,000	915,731
Global Payments, Inc.
4.45%, 06/01/2028	870,000	870,422
4.80%, 04/01/2026	695,000	695,375
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,348,203
2.65%, 07/15/2031	2,825,000	2,521,857
Herc Holdings, Inc.
7.00%, 06/15/2030*	225,000	235,503
7.25%, 06/15/2033*	150,000	158,146
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	700,000	715,316
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,438,759
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	125,000	129,104
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	359,226
6.13%, 03/15/2034*	450,000	469,569
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	159,533
5.13%, 02/15/2036	3,400,000	3,420,361
5.50%, 06/15/2045	3,560,000	3,542,478
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	156,555
		46,666,250
Computers — 2.6%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	625,000	650,441
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,628,599
1.65%, 02/08/2031	7,000,000	6,205,740
2.80%, 02/08/2061	8,615,000	5,190,360
CACI International, Inc.
6.38%, 06/15/2033*	150,000	155,958
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,587,438
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,184,564
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	850,000	886,329
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,926,158
Insight Enterprises, Inc.
6.63%, 05/15/2032*	675,000	690,837
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	871,614
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	5,009,567
McAfee Corp.
7.38%, 02/15/2030*	1,675,000	1,533,363
NCR Voyix Corp.
5.13%, 04/15/2029*	250,000	247,407

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/2028*	$ 500,000	$ 495,149
Science Applications International Corp.
4.88%, 04/01/2028*	525,000	520,939
5.88%, 11/01/2033*	50,000	49,853
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	100,000	102,455
8.50%, 07/15/2031*	450,000	478,963
9.63%, 12/01/2032*	331,000	377,303
		40,793,037
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	875,000	873,774
Opal Bidco SAS
6.50%, 03/31/2032*	250,000	257,487
Procter & Gamble Co.
4.35%, 11/03/2035	7,000,000	6,904,440
		8,035,701
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	625,000	596,350
4.00%, 01/15/2028*	50,000	49,293
Gates Corp.
6.88%, 07/01/2029*	950,000	986,299
		1,631,942
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,818,500
3.40%, 10/29/2033	2,500,000	2,255,574
4.63%, 10/15/2027	3,150,000	3,173,458
5.30%, 01/19/2034	1,500,000	1,532,711
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,610,727
American Express Co.
4.05%, 05/03/2029	4,725,000	4,741,020
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,987,856
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030*	800,000	807,379
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,446,932
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,767,651
4.85%, 01/15/2027	3,475,000	3,485,389
6.50%, 01/20/2043	1,170,000	1,226,676
Navient Corp.
5.00%, 03/15/2027	150,000	149,115
5.50%, 03/15/2029	75,000	73,653
6.75%, 06/15/2026	175,000	176,886
Rocket Cos., Inc.
6.38%, 08/01/2033*	425,000	442,735
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	625,000	613,504
3.88%, 03/01/2031*	550,000	517,026
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	399,993
5.50%, 04/15/2029*	100,000	98,484
5.75%, 06/15/2027*	725,000	726,235
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
UWM Holdings LLC
6.63%, 02/01/2030*	$ 350,000	$ 356,575
		33,408,079
Electric — 5.5%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,278,904
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,058,977
3.65%, 02/15/2026	1,480,000	1,477,076
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,069,163
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,114,462
Calpine Corp.
5.00%, 02/01/2031*	850,000	851,440
5.13%, 03/15/2028*	250,000	249,973
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,213,674
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,181,461
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	514,253
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,104,624
Duke Energy Corp.
5.70%, 09/15/2055	6,700,000	6,684,301
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,233,487
4.75%, 06/15/2046	1,880,000	1,628,527
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,474,412
4.88%, 06/14/2029*	980,000	1,009,469
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,287,372
Exelon Corp.
4.10%, 03/15/2052	7,980,000	6,270,930
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,187,308
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,740,556
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,515,907
4.63%, 07/15/2027	2,010,000	2,028,842
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	526,863
5.75%, 01/15/2034*	75,000	75,529
6.00%, 01/15/2036*	475,000	483,176
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	881,259
Sempra
3.70%, 04/01/2029	6,100,000	5,986,005
6.00%, 10/15/2039	1,170,000	1,222,301
Southern Power Co.
4.25%, 10/01/2030	1,350,000	1,342,195
TransAlta Corp.
7.75%, 11/15/2029	575,000	598,759
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,259,400
Vistra Operations Co. LLC
5.63%, 02/15/2027*	800,000	800,260
6.88%, 04/15/2032*	150,000	157,551
7.75%, 10/15/2031*	200,000	212,247

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
VoltaGrid LLC
7.38%, 11/01/2030*	$ 450,000	$ 457,673
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,138,045
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	325,000	317,870
7.25%, 01/15/2029*	475,000	488,617
8.38%, 01/15/2031*	125,000	130,785
8.63%, 03/15/2033*	175,000	183,613
		85,437,266
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	575,892
4.75%, 06/15/2028*	450,000	442,710
6.00%, 09/15/2033*	500,000	483,026
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	129,146
6.38%, 03/15/2033*	100,000	104,463
6.63%, 03/15/2032*	175,000	182,910
7.25%, 06/15/2028*	650,000	659,064
		2,577,211
Electronics — 2.2%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,774,871
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,999,362
Coherent Corp.
5.00%, 12/15/2029*	800,000	791,442
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	10,298,390
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,894,532
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,356,834
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	277,667
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	416,407
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	627,725
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,278,351
		34,715,581
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	167,879
5.00%, 01/31/2028*	750,000	747,230
		915,109
Engineering & Construction — 0.0%
TopBuild Corp.
5.63%, 01/31/2034*	475,000	476,927
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,050,000	987,832
6.00%, 10/15/2032*	250,000	238,493
6.50%, 02/15/2032*	250,000	252,082
7.00%, 02/15/2030*	200,000	205,784
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Churchill Downs, Inc.
5.50%, 04/01/2027*	$ 100,000	$ 99,964
5.75%, 04/01/2030*	225,000	225,692
6.75%, 05/01/2031*	675,000	690,148
Light & Wonder International, Inc.
6.25%, 10/01/2033*	100,000	99,558
7.25%, 11/15/2029*	550,000	564,255
7.50%, 09/01/2031*	400,000	415,229
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	1,050,000	1,019,213
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030*	325,000	327,649
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	850,000	833,694
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	575,000	576,412
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	750,000	602,048
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	150,000	152,403
7.13%, 02/15/2031*	375,000	402,702
		7,693,158
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	250,000	255,499
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,445,361
		1,700,860
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	475,000	452,702
5.50%, 03/31/2031*	125,000	125,988
5.75%, 03/31/2034*	475,000	477,093
5.88%, 02/15/2028*	200,000	200,248
6.25%, 03/15/2033*	75,000	77,095
6.50%, 02/15/2028*	150,000	152,749
Froneri Lux FinCo SARL
6.00%, 08/01/2032*	1,025,000	1,033,997
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,472,450
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,146,237
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,141,992
4.45%, 02/01/2047	1,325,000	1,130,794
5.00%, 09/15/2034	3,135,000	3,160,664
6.90%, 04/15/2038	940,000	1,076,982
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	365,717
5.50%, 10/15/2027*	575,000	575,123
6.13%, 09/15/2032*	50,000	51,335
Post Holdings, Inc.
5.50%, 12/15/2029*	650,000	650,326
6.25%, 02/15/2032*	325,000	334,065
6.38%, 03/01/2033*	100,000	101,279
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,847,732

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
3.00%, 10/15/2030*	$ 4,220,000	$ 3,862,431
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,417,796
US Foods, Inc.
4.75%, 02/15/2029*	700,000	692,256
5.75%, 04/15/2033*	75,000	75,988
6.88%, 09/15/2028*	225,000	232,049
		32,855,088
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,350,838
5.95%, 03/15/2035	2,735,000	2,853,373
NiSource, Inc.
4.38%, 05/15/2047	935,000	791,190
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,898,278
		7,893,679
Healthcare-Products — 2.2%
180 Medical, Inc.
5.30%, 10/08/2035*	3,415,000	3,377,653
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,748,321
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,300,655
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,394,545
3.00%, 09/23/2029*	2,245,000	2,139,881
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	368,975
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,277,755
2.80%, 12/10/2051	3,475,000	2,244,570
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,572,750
3.40%, 11/15/2049	4,180,000	3,082,290
Insulet Corp.
6.50%, 04/01/2033*	625,000	651,156
Medline Borrower LP
5.25%, 10/01/2029*	1,750,000	1,743,341
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	525,000	540,095
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,502,568
3.30%, 09/15/2029	2,525,000	2,420,559
		33,365,114
Healthcare-Services — 2.1%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	575,000	572,013
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029*	225,000	222,750
6.13%, 04/01/2030*	150,000	126,032
6.88%, 04/15/2029*	325,000	294,655
9.75%, 01/15/2034*	400,000	423,515
Concentra Health Services, Inc.
6.88%, 07/15/2032*	775,000	808,353
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,197,999
4.55%, 05/15/2052	3,155,000	2,653,628
5.85%, 01/15/2036	760,000	804,271
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
HCA, Inc.
5.45%, 09/15/2034	$ 6,800,000	$ 6,996,645
HealthEquity, Inc.
4.50%, 10/01/2029*	700,000	681,204
IQVIA, Inc.
6.25%, 06/01/2032*	275,000	286,623
6.50%, 05/15/2030*	550,000	571,201
Molina Healthcare, Inc.
6.25%, 01/15/2033*	650,000	654,248
Select Medical Corp.
6.25%, 12/01/2032*	775,000	786,158
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	48,884
5.13%, 11/01/2027	325,000	324,638
6.13%, 10/01/2028	525,000	525,677
6.25%, 02/01/2027	525,000	525,871
6.75%, 05/15/2031	300,000	311,244
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,501,270
3.88%, 08/15/2059	3,000,000	2,211,988
4.75%, 05/15/2052	3,100,000	2,734,062
		32,262,929
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	350,000	357,310
Home Furnishings — 0.0%
Whirlpool Corp.
6.13%, 06/15/2030	300,000	297,053
6.50%, 06/15/2033	450,000	439,036
		736,089
Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	125,000	128,195
7.50%, 11/06/2030*	450,000	465,425
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	249,307
6.75%, 10/15/2027*	400,000	401,517
7.00%, 01/15/2031*	625,000	647,343
7.38%, 10/01/2032*	450,000	464,310
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,025,000	989,936
6.38%, 02/15/2029*	350,000	356,769
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/2033*	700,000	721,211
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	470,678
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,900,000	1,982,515
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	950,000	974,856
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,450,000	1,444,837
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,457,802
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,345,972
7.25%, 06/15/2030*	525,000	548,099
7.38%, 01/31/2032*	1,050,000	1,088,243

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/2033*	$ 800,000	$ 792,600
8.50%, 03/15/2030*	300,000	315,068
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,614,002
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,326,315
MBIA, Inc.
6.63%, 10/01/2028	250,000	249,275
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,202,358
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,879,855
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	481,047
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,993,121
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,425,000	1,472,705
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,025,544
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	921,500
6.63%, 12/01/2037	2,130,000	2,432,601
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	171,076
5.88%, 08/01/2032*	575,000	584,592
USF&G Capital III
8.31%, 07/01/2046*	250,000	254,649
USI, Inc.
7.50%, 01/15/2032*	1,325,000	1,371,852
		35,825,175
Internet — 3.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,192,686
5.25%, 05/15/2055	3,500,000	3,468,299
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	5,021,177
3.30%, 04/13/2027	3,365,000	3,340,762
3.60%, 04/13/2032	6,450,000	6,229,974
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,105,598
5.95%, 12/01/2054	2,100,000	2,104,051
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	398,404
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,627,513
Gen Digital, Inc.
6.25%, 04/01/2033*	600,000	617,666
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	425,000	424,517
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	689,914
5.00%, 12/15/2027*	175,000	174,382
6.13%, 09/15/2033*	225,000	226,511
Meta Platforms, Inc.
4.88%, 11/15/2035	2,200,000	2,209,727
5.40%, 08/15/2054	10,000,000	9,629,448
Millennium Escrow Corp.
6.63%, 08/01/2026*	100,000	96,492
Security Description	Shares or Principal Amount	Value

Internet (continued)
Netflix, Inc.
4.88%, 04/15/2028	$ 3,050,000	$ 3,112,807
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,105,561
		47,775,489
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	400,000	378,143
6.75%, 04/15/2030*	550,000	562,191
7.00%, 03/15/2032*	150,000	153,374
7.50%, 09/15/2031*	75,000	78,512
7.63%, 01/15/2034*	325,000	337,890
		1,510,110
Leisure Time — 0.3%
Acushnet Co.
7.38%, 10/15/2028*	100,000	103,741
Carnival Corp.
5.13%, 05/01/2029*	400,000	404,945
5.75%, 03/15/2030*	75,000	77,252
5.75%, 08/01/2032*	200,000	205,456
5.88%, 06/15/2031*	250,000	257,825
6.00%, 05/01/2029*	675,000	685,125
6.13%, 02/15/2033*	75,000	77,338
7.00%, 08/15/2029*	50,000	52,579
NCL Corp, Ltd.
5.88%, 01/15/2031*	75,000	74,964
NCL Corp., Ltd.
6.25%, 03/01/2030*	275,000	279,357
6.25%, 09/15/2033*	100,000	101,142
6.75%, 02/01/2032*	200,000	205,512
7.75%, 02/15/2029*	50,000	53,479
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	127,643
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	226,766
5.50%, 08/31/2026*	300,000	300,865
5.63%, 09/30/2031*	50,000	50,942
6.00%, 02/01/2033*	300,000	308,013
6.25%, 03/15/2032*	325,000	335,411
		3,928,355
Lodging — 0.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	298,419
4.75%, 06/15/2031*	375,000	361,084
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	253,349
5.75%, 05/01/2028*	200,000	200,223
5.75%, 09/15/2033*	300,000	305,625
5.88%, 03/15/2033*	125,000	128,129
MGM Resorts International
6.13%, 09/15/2029	325,000	330,884
6.50%, 04/15/2032	575,000	583,832
Station Casinos LLC
4.50%, 02/15/2028*	750,000	738,253
6.63%, 03/15/2032*	350,000	355,728
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	565,173
		4,120,699

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.2%
Weir Group PLC
2.20%, 05/13/2026*	$ 3,865,000	$ 3,810,747
Machinery-Diversified — 0.4%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,591,466
SPX FLOW, Inc.
8.75%, 04/01/2030*	975,000	997,709
		5,589,175
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	837,235
4.25%, 01/15/2034*	350,000	293,903
4.50%, 06/01/2033*	250,000	216,749
4.75%, 03/01/2030*	825,000	784,464
5.00%, 02/01/2028*	600,000	593,978
5.38%, 06/01/2029*	775,000	764,866
5.50%, 05/01/2026*	350,000	349,551
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,690,846
3.90%, 06/01/2052	3,400,000	2,231,335
6.48%, 10/23/2045	2,365,000	2,284,709
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,508,240
3.30%, 02/01/2027	4,690,000	4,649,282
4.00%, 11/01/2049	3,554,000	2,687,417
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,101,423
CSC Holdings LLC
3.38%, 02/15/2031*	500,000	302,536
4.13%, 12/01/2030*	800,000	492,089
6.50%, 02/01/2029*	475,000	326,696
Gray Media, Inc.
5.38%, 11/15/2031*	175,000	121,490
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	578,578
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,081,578
Paramount Global
4.90%, 08/15/2044	2,550,000	2,015,689
4.95%, 05/19/2050	940,000	734,284
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	233,750
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	350,000	317,552
4.13%, 07/01/2030*	250,000	235,305
5.00%, 08/01/2027*	325,000	324,246
5.50%, 07/01/2029*	350,000	350,490
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,100,000	1,047,926
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	746,048
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	790,736
5.50%, 09/01/2041	3,910,000	3,507,490
6.75%, 06/15/2039	690,000	708,716
Univision Communications, Inc.
7.38%, 06/30/2030*	350,000	351,178
8.00%, 08/15/2028*	650,000	669,139
9.38%, 08/01/2032*	100,000	105,557
Security Description	Shares or Principal Amount	Value

Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030*	$ 575,000	$ 513,230
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	441,458
5.50%, 05/15/2029*	475,000	466,275
Ziggo Bond Co. BV
5.13%, 02/28/2030*	450,000	398,195
Ziggo BV
4.88%, 01/15/2030*	450,000	424,732
		47,278,961
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	468,686
5.25%, 10/01/2054	3,815,000	3,619,195
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,411,441
		7,499,322
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	569,230
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,593,149
2.85%, 04/27/2031*	2,790,000	2,561,650
		6,724,029
Miscellaneous Manufacturing — 0.6%
Enpro, Inc.
6.13%, 06/01/2033*	100,000	102,297
Entegris, Inc.
4.75%, 04/15/2029*	250,000	248,454
5.95%, 06/15/2030*	800,000	812,192
Maxam Prill SARL
7.75%, 07/15/2030*	725,000	740,435
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,684,069
Textron, Inc.
3.90%, 09/17/2029	1,215,000	1,195,011
		8,782,458
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	750,000	748,851
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,483,191
Zebra Technologies Corp.
6.50%, 06/01/2032*	250,000	259,088
		1,742,279
Oil & Gas — 3.4%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	725,000	752,157
Antero Resources Corp.
5.38%, 03/01/2030*	225,000	226,547
APA Corp.
6.10%, 02/15/2035	595,000	605,893
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	475,000	473,608
6.63%, 10/15/2032*	150,000	152,970
6.63%, 07/15/2033*	100,000	101,788

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc.
1.75%, 08/10/2030	$ 1,485,000	$ 1,327,032
2.94%, 06/04/2051	5,325,000	3,460,244
3.12%, 05/04/2026	2,810,000	2,795,865
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,687,641
4.40%, 04/15/2029	2,460,000	2,434,688
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	7,021,205
Chord Energy Corp.
6.00%, 10/01/2030*	250,000	250,595
Civitas Resources, Inc.
8.38%, 07/01/2028*	450,000	464,955
8.63%, 11/01/2030*	50,000	51,692
8.75%, 07/01/2031*	50,000	51,403
9.63%, 06/15/2033*	300,000	321,852
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,745,434
CNX Resources Corp.
7.25%, 03/01/2032*	250,000	260,661
Comstock Resources, Inc.
6.75%, 03/01/2029*	425,000	421,319
6.75%, 03/01/2029*	500,000	495,092
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,741,166
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,216,147
5.75%, 04/18/2054	2,120,000	2,042,952
EQT Corp.
6.38%, 04/01/2029	150,000	155,001
7.50%, 06/01/2027	225,000	228,845
7.50%, 06/01/2030	150,000	165,253
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,415,991
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	350,295
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,399,514
6.50%, 03/01/2041	730,000	784,418
Matador Resources Co.
6.25%, 04/15/2033*	125,000	124,815
6.50%, 04/15/2032*	350,000	353,225
Nabors Industries, Inc.
7.38%, 05/15/2027*	196,000	198,738
8.88%, 08/15/2031*	125,000	118,786
9.13%, 01/31/2030*	300,000	315,249
Permian Resources Operating LLC
6.25%, 02/01/2033*	225,000	228,922
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	75,429
Range Resources Corp.
8.25%, 01/15/2029	275,000	280,540
SM Energy Co.
6.75%, 09/15/2026	550,000	550,505
6.75%, 08/01/2029*	150,000	149,687
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	800,000	775,553
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,062,003
4.00%, 04/01/2029	1,535,000	1,522,612
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
4.90%, 03/15/2045	$ 1,000,000	$ 895,624
7.50%, 04/15/2032	1,540,000	1,773,152
		52,027,063
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	400,000	401,702
6.88%, 04/01/2027*	700,000	702,285
Kodiak Gas Services LLC
6.50%, 10/01/2033*	125,000	128,092
6.75%, 10/01/2035*	75,000	77,236
7.25%, 02/15/2029*	700,000	726,902
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	425,000	426,632
WBI Operating LLC
6.25%, 10/15/2030*	250,000	249,763
6.50%, 10/15/2033*	150,000	149,981
		2,862,593
Packaging & Containers — 0.5%
ARD Finance SA
6.50%, 06/30/2027*(1)	317,156	3,172
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	975,000	909,002
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	450,000	112,500
Ball Corp.
6.00%, 06/15/2029	400,000	409,782
Clearwater Paper Corp.
4.75%, 08/15/2028*	700,000	656,845
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	900,000	903,058
8.75%, 04/15/2030*	375,000	375,767
Crown Americas LLC
5.88%, 06/01/2033*	675,000	684,097
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	424,201
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	275,722
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	193,000	193,042
Sealed Air Corp.
6.50%, 07/15/2032*	525,000	543,270
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	275,000	278,576
7.25%, 02/15/2031*	150,000	157,458
Trivium Packaging Finance BV
8.25%, 07/15/2030*	325,000	336,692
12.25%, 01/15/2031*	775,000	808,563
		7,071,747
Pharmaceuticals — 4.4%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,100,000	1,149,840
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,889,147
3.20%, 11/21/2029	6,575,000	6,351,171
4.80%, 03/15/2027	1,050,000	1,060,674
4.80%, 03/15/2029	500,000	511,602
4.95%, 03/15/2031	1,540,000	1,592,551

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	$ 75,000	$ 78,633
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,852,742
3.13%, 06/12/2027	3,085,000	3,052,276
3.38%, 11/16/2025	6,065,000	6,062,347
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	375,000	341,250
5.25%, 01/30/2030*	225,000	162,033
6.25%, 02/15/2029*	200,000	164,000
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	909,566
4.88%, 06/25/2048*	1,000,000	850,324
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	3,004,917
4.69%, 12/15/2044	3,088,000	2,771,399
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	618,668
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,105,204
CVS Health Corp.
4.78%, 03/25/2038	3,130,000	2,940,887
5.05%, 03/25/2048	2,740,000	2,449,940
5.13%, 07/20/2045	1,265,000	1,149,616
CVS Pass-Through Trust
5.30%, 01/11/2027*	57,531	57,543
Grifols SA
4.75%, 10/15/2028*	1,100,000	1,063,635
Jazz Securities DAC
4.38%, 01/15/2029*	200,000	195,959
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	7,091,907
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	550,000	421,595
6.75%, 05/15/2034*	425,000	380,768
7.88%, 05/15/2034*	200,000	155,636
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,771,083
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,512,449
		67,719,362
Pipelines — 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 10/15/2033*	375,000	374,462
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	399,751
6.63%, 02/01/2032*	450,000	465,877
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	475,000	492,770
7.25%, 07/15/2032*	100,000	105,009
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,794,919
3.60%, 09/01/2032	2,970,000	2,743,151
4.80%, 05/03/2029	980,000	993,092
CNX Midstream Partners LP
4.75%, 04/15/2030*	950,000	909,341
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,250,967
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
DT Midstream, Inc.
4.38%, 06/15/2031*	$ 675,000	$ 655,259
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,148,487
Enbridge, Inc.
5.55%, 06/20/2035	3,335,000	3,447,057
5.63%, 04/05/2034	3,315,000	3,459,823
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,124,525
5.55%, 05/15/2034	1,450,000	1,488,537
5.95%, 05/15/2054	1,500,000	1,447,885
Hess Midstream Operations LP
5.13%, 06/15/2028*	400,000	399,099
5.88%, 03/01/2028*	225,000	229,633
6.50%, 06/01/2029*	175,000	181,336
MPLX LP
4.00%, 03/15/2028	850,000	846,025
4.50%, 04/15/2038	3,150,000	2,856,075
5.20%, 03/01/2047	2,750,000	2,471,727
5.20%, 12/01/2047	2,740,000	2,458,611
5.40%, 09/15/2035	2,100,000	2,108,676
Northriver Midstream Finance LP
6.75%, 07/15/2032*	725,000	738,821
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,599,658
5.20%, 07/15/2048	2,825,000	2,518,726
5.40%, 10/15/2035	4,100,000	4,115,108
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	650,000	680,317
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*	775,000	769,040
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,689,712
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,263,588
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	375,000	392,795
7.50%, 05/01/2033*	475,000	522,357
7.75%, 05/01/2035*	450,000	507,786
Western Midstream Operating LP
7.25%, 04/01/2030*	475,000	505,993
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,144,174
5.30%, 09/30/2035	2,975,000	3,019,007
		59,319,176
REITS — 2.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,426,088
3.95%, 01/15/2028	2,110,000	2,095,026
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,422,804
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,715,099
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,580,915
3.25%, 01/15/2051	3,185,000	2,138,110
3.80%, 02/15/2028	3,560,000	3,520,736
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,588,414
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,659,026

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Iron Mountain, Inc.
6.25%, 01/15/2033*	$ 175,000	$ 178,977
7.00%, 02/15/2029*	975,000	1,004,300
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	350,000	360,053
6.50%, 06/15/2033*	100,000	103,212
7.25%, 07/15/2028*	200,000	206,228
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,574,100
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,159,656
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,810,263
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,772,573
4.65%, 07/15/2030	2,000,000	2,012,416
XHR LP
6.63%, 05/15/2030*	675,000	688,985
		36,016,981
Retail — 2.7%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,063,562
4.38%, 01/15/2028*	825,000	814,432
5.63%, 09/15/2029*	175,000	178,110
6.13%, 06/15/2029*	125,000	128,449
Academy, Ltd.
6.00%, 11/15/2027*	575,000	576,396
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,725,238
3.90%, 04/15/2030	2,450,000	2,246,465
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	364,240
4.75%, 03/01/2030	125,000	122,177
5.00%, 02/15/2032*	325,000	312,956
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,842,270
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,677,938
Gap, Inc.
3.63%, 10/01/2029*	400,000	376,335
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	725,000	739,507
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,065,420
3.25%, 04/15/2032	3,075,000	2,879,849
4.65%, 09/15/2035	4,740,000	4,693,287
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	249,486
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	925,000	973,228
Lithia Motors, Inc.
5.50%, 10/01/2030*	400,000	400,696
Patrick Industries, Inc.
6.38%, 11/01/2032*	900,000	917,637
QXO Building Products, Inc.
6.75%, 04/30/2032*	650,000	672,914
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/2032	600,000	624,262
Security Description	Shares or Principal Amount	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	$ 275,000	$ 260,519
5.88%, 03/01/2027	625,000	624,832
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,909,335
White Cap Buyer LLC
6.88%, 10/15/2028*	1,175,000	1,175,011
White Cap Supply Holdings LLC
7.38%, 11/15/2030*	600,000	606,932
		42,221,483
Semiconductors — 2.5%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,981,484
3.42%, 04/15/2033	3,000,000	2,797,430
3.75%, 02/15/2051	960,000	748,816
4.90%, 02/15/2038	3,095,000	3,057,471
5.20%, 07/15/2035	1,690,000	1,740,845
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,121,254
Kioxia Holdings Corp.
6.63%, 07/24/2033*	500,000	521,554
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,257,026
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,231,600
4.00%, 03/15/2029	3,790,000	3,785,914
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,600,513
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,834,885
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,348,636
3.25%, 05/20/2027	6,589,000	6,531,351
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	383,953
		38,942,732
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,429,518
Software — 3.8%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,249,191
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,100,000	1,076,860
Capstone Borrower, Inc.
8.00%, 06/15/2030*	925,000	943,724
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	478,585
6.63%, 08/15/2033*	175,000	175,401
8.25%, 06/30/2032*	175,000	183,892
9.00%, 09/30/2029*	1,450,000	1,499,793
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	55,000	55,000
6.50%, 10/15/2028*	625,000	624,082
CoreWeave, Inc.
9.00%, 02/01/2031*	100,000	100,292
9.25%, 06/01/2030*	500,000	504,863
Elastic NV
4.13%, 07/15/2029*	750,000	722,942

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	$ 525,000	$ 531,335
Fair Isaac Corp.
6.00%, 05/15/2033*	225,000	229,027
Fiserv, Inc.
5.25%, 08/11/2035	6,750,000	6,729,217
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,247,726
Open Text Corp.
3.88%, 02/15/2028*	550,000	534,583
6.90%, 12/01/2027*	200,000	208,188
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	23,864
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,916,285
3.95%, 03/25/2051	3,000,000	2,138,838
6.15%, 11/09/2029	2,130,000	2,257,118
6.25%, 11/09/2032	2,850,000	3,053,257
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	1,068,626
9.00%, 11/28/2028*	125,000	128,810
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,174,762
3.80%, 12/15/2026	1,225,000	1,220,632
3.85%, 12/15/2025	3,510,000	3,507,331
4.20%, 09/15/2028	955,000	956,894
5.10%, 09/15/2035	3,370,000	3,391,840
Salesforce, Inc.
1.50%, 07/15/2028	172,000	161,724
1.95%, 07/15/2031	9,500,000	8,440,605
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	775,435
6.50%, 06/01/2032*	225,000	233,265
UKG, Inc.
6.88%, 02/01/2031*	1,100,000	1,132,294
VMware LLC
2.20%, 08/15/2031	5,885,000	5,203,911
		58,880,192
Telecommunications — 5.3%
America Movil SAB de CV
5.00%, 01/20/2033	4,500,000	4,572,945
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,455,974
2.25%, 02/01/2032	2,300,000	2,011,972
2.55%, 12/01/2033	6,999,000	5,944,425
3.30%, 02/01/2052	6,265,000	4,182,293
3.50%, 06/01/2041	3,200,000	2,531,864
3.50%, 02/01/2061	1,673,000	1,101,996
3.80%, 12/01/2057	4,261,000	3,008,262
3.85%, 06/01/2060	2,125,000	1,498,911
5.15%, 03/15/2042	1,500,000	1,440,028
5.30%, 08/15/2058	1,875,000	1,640,349
5.70%, 11/01/2054	3,475,000	3,403,588
6.38%, 03/01/2041	3,500,000	3,775,856
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,027,431
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,049,713
5.30%, 02/15/2034	3,175,000	3,210,038
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,650,240
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.40%, 10/15/2052	$ 8,000,000	$ 5,452,278
5.15%, 04/15/2034	3,835,000	3,916,078
5.50%, 01/15/2055	2,050,000	1,973,349
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,242,132
3.40%, 03/22/2041	6,165,000	4,843,446
4.13%, 08/15/2046	5,545,000	4,512,045
4.50%, 08/10/2033	3,000,000	2,947,662
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	353,561
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	205,424
Vodafone Group PLC
5.75%, 06/28/2054	6,775,000	6,648,609
WULF Compute LLC
7.75%, 10/15/2030*	275,000	285,691
		82,886,160
Transportation — 1.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,336,017
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,060,049
4.70%, 05/01/2048	2,710,000	2,426,682
7.13%, 10/15/2031	2,950,000	3,350,474
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,170,617
4.05%, 02/15/2048	1,320,000	1,019,217
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,960,299
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,652,532
2.97%, 09/16/2062	3,025,000	1,817,365
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,631,579
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	700,000	725,165
		28,149,996
Total Corporate Bonds & Notes (cost $1,531,102,625)		1,469,022,541
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.2%
U.S. Government — 3.2%
United States Treasury Bonds
4.25%, 08/15/2054	6,150,000	5,734,394
United States Treasury Notes
3.88%, 08/15/2034	12,525,000	12,380,180
4.63%, 02/15/2035	30,000,000	31,293,750
Total U.S. Government & Agency Obligations (cost $49,737,559)		49,408,324
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	13,468

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	$ 650,000	$ 2,080
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		2,380
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
Total Long-Term Investment Securities (cost $1,582,680,659)		1,518,446,726
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional US Government Money Market Fund, Investor Class 3.93%(4) (cost $27,713,744)	27,713,744	27,713,744
TOTAL INVESTMENTS (cost $1,610,394,403)	99.8%	1,546,160,470
Other assets less liabilities	0.2	2,737,711
NET ASSETS	100.0%	$1,548,898,181
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $267,246,020 representing 17.3% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	934	$628,458	$13,468	$14.42	0.0%
Warrants
Audacy, Inc. Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	189	63	2	0.01	0.0
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	1,132	314	11	0.01	0.0
				$13,481		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	The rate shown is the 7-day yield as of October 31, 2025.
DAC—Designated Activity Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
125	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	$14,228,781	$14,435,547	$206,766
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,469,022,541	$—	$1,469,022,541
U.S. Government & Agency Obligations	—	49,408,324	—	49,408,324
Common Stocks	—	—	13,468	13,468
Escrows and Litigation Trusts	—	2,080	300	2,380
Warrants	—	—	13	13
Short-Term Investments	27,713,744	—	—	27,713,744
Total Investments at Value	$27,713,744	$1,518,432,945	$13,781	$1,546,160,470
Other Financial Instruments:†
Futures Contracts	$206,766	$—	$—	$206,766
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Australia — 1.3%
Aristocrat Leisure, Ltd.	7,699	$ 319,123
Brambles, Ltd.	21,665	352,401
CAR Group, Ltd.	7,473	174,558
Coles Group, Ltd.	14,045	202,632
GPT Group	103,625	363,418
Macquarie Group, Ltd.	3,337	477,204
National Storage REIT	8,409	12,654
Northern Star Resources, Ltd.	16,856	271,421
REA Group, Ltd.	980	136,636
Rio Tinto, Ltd.	6,909	600,646
SGH, Ltd.	6,040	191,671
Sonic Healthcare, Ltd.	13,048	180,649
Steadfast Group, Ltd.	54,493	199,667
Treasury Wine Estates, Ltd.	67,659	265,173
Westpac Banking Corp.	18,226	461,985
Whitehaven Coal, Ltd.	52,548	247,551
		4,457,389
Belgium — 0.7%
Anheuser-Busch InBev SA NV	4,860	296,339
KBC Group NV	5,050	606,827
UCB SA	4,620	1,184,867
Warehouses De Pauw CVA	8,090	205,335
		2,293,368
Canada — 3.1%
Agnico Eagle Mines, Ltd.	3,740	601,525
Alimentation Couche-Tard, Inc.	7,140	362,867
Bank of Montreal	6,950	863,355
Bombardier, Inc., Class B†	1,090	152,299
Brookfield Asset Management, Ltd., Class A	3,100	167,693
Brookfield Corp.	8,775	404,105
Cameco Corp.	3,990	407,776
Canadian Natural Resources, Ltd.	17,550	561,455
Celestica, Inc.†	860	296,081
Cenovus Energy, Inc.	17,000	287,263
Constellation Software, Inc.	160	421,071
First Quantum Minerals, Ltd.†	9,200	191,012
Franco-Nevada Corp.	1,900	354,911
GFL Environmental, Inc.	7,010	306,480
Imperial Oil, Ltd.	3,930	347,593
Intact Financial Corp.	1,040	194,000
Nutrien, Ltd.	3,980	216,771
RB Global, Inc.	3,330	330,400
Restaurant Brands International, Inc.	4,210	276,514
Rockpoint Gas Storage, Inc.†	7,500	138,605
Royal Bank of Canada	7,830	1,147,075
Shopify, Inc., Class A†	5,210	905,858
South Bow Corp.	9,750	252,900
Sun Life Financial, Inc.	5,790	352,176
Thomson Reuters Corp.	1,400	214,449
Toronto-Dominion Bank	11,688	959,674
Wheaton Precious Metals Corp.	2,960	285,859
		10,999,767
Denmark — 0.3%
DSV A/S	2,600	551,787
Novo Nordisk A/S, Class B	13,530	659,799
		1,211,586
Security Description	Shares or Principal Amount	Value

Finland — 0.2%
Nokia Oyj	62,680	$ 423,663
UPM-Kymmene Oyj	12,240	328,444
		752,107
France — 2.5%
Air Liquide SA	2,740	530,335
Amundi SA*	1,330	98,574
AXA SA	16,840	730,422
BNP Paribas SA	8,730	674,800
Cie de Saint-Gobain SA	3,430	332,339
Cie Generale des Etablissements Michelin SCA	6,755	215,599
Danone SA	11,010	973,121
Dassault Aviation SA	520	167,107
EssilorLuxottica SA	1,300	475,457
Hermes International S.C.A.	85	210,549
Legrand SA	1,480	255,035
LVMH Moet Hennessy Louis Vuitton SE	1,020	719,648
Orange SA	21,260	339,031
Pernod Ricard SA	2,960	289,870
Safran SA	1,490	528,802
Schneider Electric SE	4,150	1,177,219
Thales SA	750	213,442
TotalEnergies SE	7,300	453,954
Vallourec SACA	18,380	342,043
		8,727,347
Germany — 2.4%
adidas AG	1,550	292,646
Allianz SE	2,230	895,017
Auto1 Group SE†	4,190	147,013
Bayerische Motoren Werke AG	3,000	279,126
Deutsche Post AG	8,410	385,813
Deutsche Telekom AG	26,270	814,232
E.ON SE	9,440	175,620
Fresenius SE & Co. KGaA	9,540	550,034
Hannover Rueck SE	1,120	319,386
Heidelberg Materials AG	1,340	313,698
LEG Immobilien SE	4,060	309,098
Merck KGaA	930	121,614
Muenchener Rueckversicherungs-Gesellschaft AG	390	241,130
Rheinmetall AG	280	549,146
RWE AG	4,470	219,799
SAP SE	5,320	1,376,349
Siemens AG	3,720	1,052,884
Siemens Energy AG†	4,680	578,819
		8,621,424
Hong Kong — 0.4%
AIA Group, Ltd.	108,600	1,054,477
Futu Holdings, Ltd. ADR	1,100	218,944
		1,273,421
Ireland — 1.8%
AIB Group PLC	27,980	257,526
Eaton Corp. PLC	3,608	1,376,669
Flutter Entertainment PLC†	4,170	969,900
James Hardie Industries PLC CDI†	10,644	224,322
Kingspan Group PLC	5,620	420,415
Linde PLC	2,950	1,233,985
Smurfit WestRock PLC	1,000	36,920
Smurfit WestRock PLC (LSE)	15,310	552,296
Trane Technologies PLC	2,480	1,112,652
		6,184,685

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR†	8,410	$ 172,237
Italy — 0.8%
Intesa Sanpaolo SpA	165,350	1,062,733
Pirelli & C SpA*	39,130	274,047
Prysmian SpA	5,700	590,127
Recordati Industria Chimica e Farmaceutica SpA	7,690	456,490
UniCredit SpA	6,470	477,513
		2,860,910
Japan — 5.4%
Advantest Corp.	4,400	660,528
Ajinomoto Co., Inc.	16,680	473,309
Asahi Group Holdings, Ltd.	28,260	304,587
Asahi Kasei Corp.	16,900	129,675
Chiba Bank, Ltd.	43,420	424,170
Chugai Pharmaceutical Co., Ltd.	10,850	496,280
Ebara Corp.	11,280	302,366
Fast Retailing Co., Ltd.	1,600	588,255
Fuji Electric Co., Ltd.	3,720	266,973
FUJIFILM Holdings Corp.	29,460	684,361
Hikari Tsushin, Inc.	700	185,322
Hitachi, Ltd.	42,460	1,465,202
Hoshizaki Corp.	8,600	303,017
Hulic Co., Ltd.	22,840	235,647
Ibiden Co., Ltd.	4,500	426,757
Inpex Corp.	14,190	261,591
Isuzu Motors, Ltd.	20,320	249,863
ITOCHU Corp.	8,870	514,035
Kawasaki Heavy Industries, Ltd.	2,330	187,476
Komatsu, Ltd.	4,240	142,131
Konami Group Corp.	1,500	250,535
Kuraray Co., Ltd.	10,800	117,208
LY Corp.	154,000	452,677
Marubeni Corp.	17,270	425,839
Minebea Mitsumi, Inc.	9,200	182,436
Mitsubishi Estate Co., Ltd.	11,840	250,767
Mitsubishi Heavy Industries, Ltd.	17,940	541,657
Mizuho Financial Group, Inc.	27,060	904,107
NEC Corp.	7,760	282,887
Nintendo Co., Ltd.	7,260	614,540
ORIX Corp.	22,300	544,079
Osaka Gas Co., Ltd.	9,840	309,547
Pan Pacific International Holdings Corp.	47,300	281,694
Panasonic Holdings Corp.	30,920	360,844
Renesas Electronics Corp.	8,080	100,194
SMC Corp.	600	204,672
SoftBank Group Corp.	3,800	667,361
Sony Group Corp.	9,910	278,568
Sumitomo Corp.	9,970	290,218
Sumitomo Electric Industries, Ltd.	10,340	379,086
Sumitomo Heavy Industries, Ltd.	14,980	401,547
Sumitomo Mitsui Financial Group, Inc.	39,470	1,066,210
Tekscend Photomask Corp.†	4,500	101,616
TIS, Inc.	5,100	175,891
Tokio Marine Holdings, Inc.	5,530	207,478
Tokyo Electron, Ltd.	2,070	459,105
Toyota Motor Corp.	39,950	813,465
Yokogawa Electric Corp.	2,100	62,996
ZOZO, Inc.	15,170	131,265
		19,160,034
Security Description	Shares or Principal Amount	Value

Jersey — 0.2%
Glencore PLC	128,830	$ 616,810
Luxembourg — 0.1%
Spotify Technology SA†	740	484,937
Netherlands — 1.4%
Airbus SE	1,800	442,756
Argenx SE†	1,300	1,057,303
ASM International NV	970	628,356
ASML Holding NV	1,120	1,185,238
ASR Nederland NV	2,710	180,861
BE Semiconductor Industries NV	1,580	268,807
Koninklijke Ahold Delhaize NV	4,830	197,695
Prosus NV	14,250	984,366
Universal Music Group NV	1,420	38,087
		4,983,469
Portugal — 0.1%
Jeronimo Martins SGPS SA	9,330	240,249
Singapore — 0.4%
Sea, Ltd. ADR†	1,860	290,625
Singapore Telecommunications, Ltd.	82,900	270,686
United Overseas Bank, Ltd.	18,560	494,373
Yangzijiang Shipbuilding Holdings, Ltd.	127,500	344,806
		1,400,490
Spain — 0.9%
Aena SME SA*	5,100	138,439
Banco Santander SA	89,870	914,274
Bankinter SA	20,190	304,165
CaixaBank SA	86,670	915,285
Iberdrola SA	41,520	840,626
		3,112,789
Sweden — 0.4%
Assa Abloy AB, Class B	11,780	444,776
Hexagon AB, Class B	19,990	245,239
Indutrade AB	5,660	151,327
Investor AB, Class B	12,860	424,437
		1,265,779
Switzerland — 1.7%
Alcon AG	8,032	596,848
Amrize, Ltd.†	9,020	464,927
Cie Financiere Richemont SA, Class A	3,857	760,616
Coca-Cola HBC AG	2,800	127,051
Givaudan SA	103	422,111
Holcim AG	7,530	667,524
Lonza Group AG	483	332,623
Roche Holding AG	1,987	639,247
Schindler Holding AG (Participation Certificate)	800	284,312
Swiss Re AG	1,372	249,935
UBS Group AG	23,570	900,039
Zurich Insurance Group AG	975	677,260
		6,122,493
United Kingdom — 4.0%
3i Group PLC	5,430	313,869
Admiral Group PLC	6,269	269,798
Antofagasta PLC	6,010	220,280
AstraZeneca PLC	8,560	1,402,285
Aviva PLC	27,446	241,069
BAE Systems PLC	14,900	366,232
Barratt Redrow PLC	34,330	169,709
British American Tobacco PLC	9,720	498,508

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Burberry Group PLC†	15,550	$ 252,797
Compass Group PLC	12,370	409,674
Diageo PLC	20,540	472,209
Games Workshop Group PLC	823	172,231
GSK PLC	35,070	820,302
Halma PLC	3,140	146,273
HSBC Holdings PLC	42,740	597,073
Imperial Brands PLC	14,860	590,528
Lloyds Banking Group PLC	576,385	674,511
National Grid PLC	45,580	682,614
NatWest Group PLC	84,830	650,816
Prudential PLC	24,610	341,083
RELX PLC	13,621	600,698
Rolls-Royce Holdings PLC	31,839	488,120
Royalty Pharma PLC, Class A	25,000	938,500
Shell PLC	40,940	1,531,467
SSE PLC	12,100	304,563
Standard Chartered PLC	14,820	303,619
Unilever PLC†	10,140	611,297
		14,070,125
United States — 68.6%
Acadia Realty Trust	62,003	1,182,397
Advanced Micro Devices, Inc.†	3,782	968,646
AES Corp.	60,210	835,113
Affirm Holdings, Inc.†	6,553	471,030
Alnylam Pharmaceuticals, Inc.†	2,266	1,033,387
Alphabet, Inc., Class A	8,900	2,502,591
Alphabet, Inc., Class C	40,017	11,277,591
Amazon.com, Inc.†	44,238	10,803,804
American Financial Group, Inc.	8,700	1,145,616
American Tower Corp.	6,660	1,192,007
Amphenol Corp., Class A	13,190	1,837,895
Antero Resources Corp.†	25,460	786,969
Apollo Global Management, Inc.	8,933	1,110,461
Apple, Inc.	58,608	15,845,845
AppLovin Corp., Class A†	1,390	885,889
Arista Networks, Inc.†	7,010	1,105,407
Arthur J. Gallagher & Co.	3,220	803,358
AT&T, Inc.	39,614	980,446
Autodesk, Inc.†	3,765	1,134,545
Ball Corp.	11,890	558,830
Bank of America Corp.	51,147	2,733,807
Bank of New York Mellon Corp.	7,690	829,982
Block, Inc.†	8,430	640,174
Blue Owl Capital, Inc.	46,380	731,413
Boeing Co.†	5,570	1,119,681
Boston Scientific Corp.†	15,694	1,580,700
Brady Corp., Class A	11,000	835,010
Broadcom, Inc.	14,155	5,232,113
Camden Property Trust	6,110	607,823
Cavco Industries, Inc.†	1,269	672,316
Charles Schwab Corp.	12,440	1,175,829
Cigna Group	3,450	843,214
Cisco Systems, Inc.	13,186	964,028
Citigroup, Inc.	15,283	1,547,098
Coca-Cola Co.	29,850	2,056,665
Coinbase Global, Inc., Class A†	2,679	920,987
Comcast Corp., Class A	15,619	434,755
Constellation Brands, Inc., Class A	5,820	764,632
Constellation Energy Corp.	1,379	519,883
Crown Holdings, Inc.	6,950	675,401
Security Description	Shares or Principal Amount	Value

United States (continued)
Cummins, Inc.	2,411	$ 1,055,246
CVS Health Corp.	18,198	1,422,174
Cytokinetics, Inc.†	18,125	1,152,569
Danaher Corp.	4,049	872,074
Datadog, Inc., Class A†	5,213	848,728
Delta Air Lines, Inc.	15,037	862,823
Diamondback Energy, Inc.	5,943	850,978
Dick's Sporting Goods, Inc.	3,880	859,226
Duolingo, Inc.†	2,401	649,807
East West Bancorp, Inc.	5,420	550,672
Eli Lilly & Co.	5,677	4,898,456
Emerson Electric Co.	4,790	668,540
Equinix, Inc.	1,192	1,008,444
Evergy, Inc.	13,545	1,040,391
Exelon Corp.	21,135	974,746
Exxon Mobil Corp.	36,393	4,161,903
Fair Isaac Corp.†	430	713,598
Galaxy Digital, Inc., Class A†	5,500	192,555
GE HealthCare Technologies, Inc.	11,365	851,807
GE Vernova, Inc.	2,290	1,339,971
Gen Digital, Inc.	36,480	961,613
General Dynamics Corp.	3,250	1,120,925
General Electric Co.	6,653	2,055,444
Gilead Sciences, Inc.	19,190	2,298,770
GlobalFoundries, Inc.†	17,450	621,220
Hartford Insurance Group, Inc.	6,880	854,358
Hasbro, Inc.	8,670	661,608
Hilton Worldwide Holdings, Inc.	4,050	1,040,688
Howmet Aerospace, Inc.	5,460	1,124,487
Huntington Bancshares, Inc.	40,090	618,990
Insulet Corp.†	2,910	910,859
International Business Machines Corp.	5,530	1,699,977
Intuit, Inc.	1,733	1,156,864
Jabil, Inc.	3,913	864,342
JPMorgan Chase & Co.	6,220	1,935,166
KBR, Inc.	18,490	792,112
Kenvue, Inc.	44,490	639,321
Keurig Dr Pepper, Inc.	53,010	1,439,752
KeyCorp	34,630	609,142
Kinder Morgan, Inc.	30,065	787,402
Kodiak Gas Services, Inc.	19,692	726,241
Kroger Co.	17,213	1,095,263
Kyndryl Holdings, Inc.†	38,102	1,101,910
Lazard, Inc.	10,360	505,568
Leidos Holdings, Inc.	4,986	949,683
Lowe's Cos., Inc.	7,590	1,807,407
M&T Bank Corp.	5,180	952,447
Martin Marietta Materials, Inc.	1,440	882,864
Marvell Technology, Inc.	14,338	1,344,044
Mastercard, Inc., Class A	4,850	2,677,151
Maximus, Inc.	6,900	573,528
Merck & Co., Inc.	19,931	1,713,667
Merit Medical Systems, Inc.†	9,978	873,474
Meta Platforms, Inc., Class A	9,814	6,362,907
Micron Technology, Inc.	8,131	1,819,474
Microsoft Corp.	31,150	16,129,781
Morgan Stanley	5,701	934,964
Motorola Solutions, Inc.	2,490	1,012,708
Netflix, Inc.†	1,709	1,912,132
Newmont Corp.	7,445	602,822
NextEra Energy, Inc.	20,536	1,671,630
NRG Energy, Inc.	5,265	904,843
NVIDIA Corp.	109,020	22,075,460

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
ON Semiconductor Corp.†	9,860	$ 493,789
Oracle Corp.	4,291	1,126,859
Ovintiv, Inc.	11,220	420,862
Palo Alto Networks, Inc.†	6,784	1,494,108
Parker-Hannifin Corp.	1,230	950,581
Paycom Software, Inc.	4,400	823,196
Philip Morris International, Inc.	17,521	2,528,806
Procter & Gamble Co.	16,370	2,461,557
PulteGroup, Inc.	4,903	587,723
Reddit, Inc., Class A†	2,397	500,853
Reinsurance Group of America, Inc.	2,229	406,703
ROBLOX Corp., Class A†	8,626	980,949
Sandisk Corp.†	5,088	1,014,191
Service Corp. International	11,410	952,849
Snowflake, Inc.†	4,509	1,239,434
Soleno Therapeutics, Inc.†	8,600	577,576
Somnigroup International, Inc.	10,000	793,400
State Street Corp.	11,290	1,305,801
Steel Dynamics, Inc.	3,747	587,530
Synopsys, Inc.†	2,216	1,005,665
Tesla, Inc.†	9,446	4,312,666
Thermo Fisher Scientific, Inc.	3,364	1,908,700
T-Mobile US, Inc.	4,335	910,567
Toast, Inc., Class A†	21,717	784,852
TransDigm Group, Inc.	626	819,127
TransUnion	12,143	985,769
Twilio, Inc., Class A†	6,664	898,840
Ultragenyx Pharmaceutical, Inc.†	24,616	851,714
Urban Outfitters, Inc.†	8,020	518,172
US Bancorp	21,445	1,001,053
Veeva Systems, Inc., Class A†	4,200	1,223,040
Ventas, Inc.	13,420	990,262
Visa, Inc., Class A	9,480	3,230,215
Walt Disney Co.	8,377	943,418
Warner Bros. Discovery, Inc.†	49,721	1,116,236
Wells Fargo & Co.	25,880	2,250,784
Western Digital Corp.	7,283	1,093,979
Westinghouse Air Brake Technologies Corp.	3,720	760,517
		241,997,397
Total Common Stocks (cost $267,659,178)		341,008,813
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
United States — 1.9%
iShares Core MSCI EAFE ETF	16,300	1,435,867
iShares Core S&P 500 ETF	7,900	5,413,317
Total Unaffiliated Investment Companies (cost $6,635,326)		6,849,184
Total Long-Term Investment Securities (cost $274,294,504)		347,857,997
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
3.86%, 12/11/2025	$ 360,000	$ 358,527
4.14%, 11/06/2025	220,000	219,930
Total Short-Term Investments (cost $578,311)		578,457
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 10/31/2025, to be repurchased 11/03/2025 in the amount of $1,076,049 and collateralized by $1,090,800 of United States Treasury Notes, bearing interest at 3.88% due 03/31/2027 and having an approximate value of $1,097,471 (cost $1,075,945)	1,075,945	1,075,945
TOTAL INVESTMENTS (cost $275,948,760)	99.1%	349,512,399
Other assets less liabilities	0.9	3,207,128
NET ASSETS	100.0%	$352,719,527
^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® Global Equities Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $511,060 representing 0.1% of net assets.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange

Industry Allocation*
Internet	11.3%
Semiconductors	10.2
Banks	8.8
Software	8.5
Computers	6.7
Pharmaceuticals	3.8
Diversified Financial Services	3.3
Oil & Gas	2.7

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Insurance	2.6%
Aerospace/Defense	2.4
Healthcare-Products	2.4
Electric	2.3
Biotechnology	2.3
Telecommunications	2.2
Unaffiliated Investment Companies	1.9
Auto Manufacturers	1.9
Beverages	1.7
REITS	1.6
Retail	1.5
Commercial Services	1.4
Building Materials	1.3
Mining	1.3
Electronics	1.2
Machinery-Construction & Mining	1.2
Electrical Components & Equipment	1.2
Cosmetics/Personal Care	1.1
Agriculture	1.0
Food	1.0
Media	0.8
Miscellaneous Manufacturing	0.8
Chemicals	0.7
Packaging & Containers	0.6
Healthcare-Services	0.5
Distribution/Wholesale	0.5
Home Furnishings	0.5
Machinery-Diversified	0.5
Apparel	0.5
Toys/Games/Hobbies	0.4
Home Builders	0.4
Entertainment	0.4
Pipelines	0.3
Repurchase Agreements	0.3
Lodging	0.3
Real Estate	0.3
Auto Parts & Equipment	0.3
Transportation	0.2
Airlines	0.2
Oil & Gas Services	0.2
Private Equity	0.2
Iron/Steel	0.2
Short-Term Investments	0.2
Hand/Machine Tools	0.2
Investment Companies	0.1
Food Service	0.1
Shipbuilding	0.1
Metal Fabricate/Hardware	0.1
Forest Products & Paper	0.1
Gas	0.1
Environmental Control	0.1
Coal	0.1
99.1%

^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$341,008,813	$—	$—	$341,008,813
Unaffiliated Investment Companies	6,849,184	—	—	6,849,184
Short-Term Investments	—	578,457	—	578,457
Repurchase Agreements	—	1,075,945	—	1,075,945
Total Investments at Value	$347,857,997	$1,654,402	$—	$349,512,399
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Austria — 1.4%
Erste Group Bank AG	35,598	$ 3,682,625
Canada — 9.5%
Brookfield Asset Management, Ltd., Class A	60,161	3,252,304
Constellation Software, Inc.	1,793	4,718,624
Franco-Nevada Corp.	13,496	2,520,992
Shopify, Inc., Class A†	25,811	4,487,500
Thomson Reuters Corp.	19,853	3,041,046
Waste Connections, Inc.	19,762	3,314,262
Wheaton Precious Metals Corp.	34,300	3,312,491
		24,647,219
China — 3.4%
Tencent Holdings, Ltd.	110,626	8,954,804
Denmark — 1.6%
DSV A/S	19,960	4,236,026
France — 7.0%
Air Liquide SA	18,810	3,640,732
Hermes International S.C.A.	1,515	3,752,723
Safran SA	13,904	4,934,543
Schneider Electric SE	20,713	5,875,598
		18,203,596
Germany — 11.4%
Commerzbank AG	103,999	3,777,244
Deutsche Boerse AG	13,118	3,318,942
Heidelberg Materials AG	18,610	4,356,661
MTU Aero Engines AG	7,579	3,303,057
Rheinmetall AG	2,348	4,604,978
SAP SE	22,005	5,692,964
Siemens Energy AG†	36,108	4,465,814
		29,519,660
India — 8.6%
Adani Ports & Special Economic Zone, Ltd.	201,034	3,284,845
Bharti Airtel, Ltd.	165,428	3,841,297
HDFC Bank, Ltd.	378,004	4,206,869
ICICI Bank, Ltd.	255,622	3,874,446
InterGlobe Aviation, Ltd.*	51,271	3,260,633
Larsen & Toubro, Ltd.	85,853	3,895,584
		22,363,674
Ireland — 4.3%
CRH PLC	32,587	3,846,008
Eaton Corp. PLC	9,660	3,685,870
Trane Technologies PLC	8,130	3,647,524
		11,179,402
Israel — 3.8%
Bank Hapoalim BM	182,904	3,715,164
Bank Leumi Le-Israel BM	182,052	3,696,274
Next Vision Stabilized Systems, Ltd.	54,000	2,380,086
		9,791,524
Japan — 7.3%
Hitachi, Ltd.	193,403	6,673,916
Mitsubishi Heavy Industries, Ltd.	159,039	4,801,820
Nintendo Co., Ltd.	46,832	3,964,204
Tokio Marine Holdings, Inc.	93,546	3,509,720
		18,949,660
Security Description	Shares or Principal Amount	Value

Luxembourg — 1.5%
Spotify Technology SA†	6,091	$ 3,991,554
Mauritius — 0.4%
MakeMyTrip, Ltd.†	12,389	991,120
Netherlands — 4.3%
ASM International NV	3,924	2,541,925
Ferrovial SE	61,751	3,786,632
Prosus NV	69,011	4,767,164
		11,095,721
Singapore — 1.3%
Sea, Ltd. ADR†	22,230	3,473,438
Spain — 3.5%
Banco Santander SA	378,425	3,849,827
Iberdrola SA	253,533	5,133,105
		8,982,932
Switzerland — 3.1%
Holcim AG	40,992	3,633,885
Zurich Insurance Group AG	6,303	4,378,226
		8,012,111
Taiwan — 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	317,747	15,504,392
United Kingdom — 9.5%
3i Group PLC	64,745	3,742,441
BAE Systems PLC	158,525	3,896,437
Compass Group PLC	103,954	3,442,787
InterContinental Hotels Group PLC	29,914	3,612,273
RELX PLC	103,290	4,555,182
Rolls-Royce Holdings PLC	355,216	5,445,772
		24,694,892
United States — 11.6%
Arthur J. Gallagher & Co.	12,593	3,141,827
Cadence Design Systems, Inc.†	10,272	3,479,024
Mastercard, Inc., Class A	5,647	3,117,087
MercadoLibre, Inc.†	1,372	3,193,001
Moody's Corp.	6,754	3,243,946
S&P Global, Inc.	6,837	3,331,055
Synopsys, Inc.†	7,541	3,422,257
TransDigm Group, Inc.	2,782	3,640,275
Visa, Inc., Class A	10,044	3,422,392
		29,990,864
TOTAL INVESTMENTS (cost $206,932,492)	99.5%	258,265,214
Other assets less liabilities	0.5	1,355,558
NET ASSETS	100.0%	$259,620,772
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $3,260,633 representing 1.3% of net assets.
ADR—American Depositary Receipt

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*
Internet	11.3%
Banks	10.3
Aerospace/Defense	10.0
Semiconductors	7.0
Software	6.7
Machinery-Construction & Mining	6.1
Building Materials	6.0
Commercial Services	5.7
Diversified Financial Services	5.0
Insurance	4.3
Electrical Components & Equipment	3.7
Engineering & Construction	3.0
Mining	2.3
Electric	2.0
Transportation	1.6
Toys/Games/Hobbies	1.5
Telecommunications	1.5
Apparel	1.4
Private Equity	1.4
Chemicals	1.4
Lodging	1.4
Food Service	1.3
Environmental Control	1.3
Airlines	1.2
Media	1.2
Miscellaneous Manufacturing	0.9
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$—	$9,791,524	$—	$9,791,524
Other Countries	248,473,690	—	—	248,473,690
Total Investments at Value	$248,473,690	$9,791,524	$—	$258,265,214
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Internet — 1.0%
Zillow Group, Inc., Class C†	32,700	$ 2,451,846
Real Estate — 1.4%
Jones Lang LaSalle, Inc.†	11,300	3,447,517
Apartment REITS — 12.5%
AvalonBay Communities, Inc.	55,500	9,652,560
Camden Property Trust	84,300	8,386,164
Invitation Homes, Inc.	294,900	8,301,435
UDR, Inc.	131,600	4,433,604
		30,773,763
Diversified REITS — 14.1%
American Tower Corp.	18,200	3,257,436
Digital Realty Trust, Inc.	27,000	4,601,070
Equinix, Inc.	31,400	26,564,714
Lamar Advertising Co., Class A	3,200	379,488
		34,802,708
Health Care REITS — 16.6%
CareTrust REIT, Inc.	67,100	2,325,015
Ventas, Inc.	282,945	20,878,511
Welltower, Inc.	98,264	17,789,715
		40,993,241
Hotel REITS — 2.1%
Ryman Hospitality Properties, Inc.	58,400	5,075,544
Manufactured Homes REITS — 3.0%
Sun Communities, Inc.	57,400	7,266,840
Office Property REITS — 1.0%
Douglas Emmett, Inc.	187,800	2,430,132
Regional Malls REITS — 6.3%
Macerich Co.	367,000	6,294,050
Tanger, Inc.	280,500	9,133,080
		15,427,130
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 6.9%
Acadia Realty Trust	141,500	$ 2,698,405
Curbline Properties Corp.	131,000	3,020,860
Federal Realty Investment Trust	54,500	5,242,355
Urban Edge Properties	311,500	5,990,145
		16,951,765
Single Tenant REITS — 6.1%
Four Corners Property Trust, Inc.	297,100	7,023,444
NNN REIT, Inc.	199,200	8,059,632
		15,083,076
Storage REITS — 12.6%
CubeSmart	169,500	6,385,065
Iron Mountain, Inc.	114,900	11,828,955
Public Storage	45,900	12,785,904
		30,999,924
Warehouse/Industrial REITS — 16.0%
Americold Realty Trust, Inc.	229,100	2,953,099
EastGroup Properties, Inc.	18,700	3,263,711
Prologis, Inc.	220,160	27,319,655
Terreno Realty Corp.	104,780	5,986,081
		39,522,546
TOTAL INVESTMENTS (cost $228,513,685)	99.6%	245,226,032
Other assets less liabilities	0.4	1,008,908
NET ASSETS	100.0%	$246,234,940
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,226,032	$—	$—	$245,226,032
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.4%
Aerospace/Defense — 0.7%
Boeing Co.
5.15%, 05/01/2030	$ 200,000	$ 205,727
5.81%, 05/01/2050	100,000	99,321
5.93%, 05/01/2060	100,000	99,405
6.13%, 02/15/2033	200,000	215,071
6.30%, 05/01/2029	200,000	212,176
6.53%, 05/01/2034	200,000	221,294
6.86%, 05/01/2054	100,000	113,821
7.01%, 05/01/2064	50,000	57,225
General Dynamics Corp.
3.75%, 05/15/2028	400,000	399,434
General Electric Co.
4.30%, 07/29/2030	50,000	50,377
5.88%, 01/14/2038	150,000	163,901
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	207,503
5.40%, 07/31/2033	100,000	104,275
Lockheed Martin Corp.
4.40%, 08/15/2030	50,000	50,496
4.75%, 02/15/2034	100,000	101,253
5.20%, 02/15/2055	100,000	96,525
5.25%, 01/15/2033	100,000	105,034
5.90%, 11/15/2063	100,000	106,290
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	202,995
5.20%, 06/01/2054	100,000	95,692
RTX Corp.
3.03%, 03/15/2052	100,000	66,238
3.50%, 03/15/2027	200,000	198,542
4.63%, 11/16/2048	100,000	88,618
5.38%, 02/27/2053	100,000	98,182
5.40%, 05/01/2035	100,000	105,164
6.40%, 03/15/2054	100,000	112,398
7.50%, 09/15/2029	200,000	223,243
		3,800,200
Agriculture — 0.6%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	71,546
4.80%, 02/14/2029	200,000	203,018
5.95%, 02/14/2049	200,000	202,947
6.20%, 11/01/2028	200,000	210,869
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	100,000	96,231
4.50%, 03/15/2049	100,000	87,574
BAT Capital Corp.
4.54%, 08/15/2047	100,000	83,825
6.00%, 02/20/2034	200,000	213,483
6.42%, 08/02/2033	200,000	219,988
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	199,788
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	204,211
5.13%, 11/17/2027	200,000	204,035
5.38%, 02/15/2033	400,000	416,572
5.63%, 11/17/2029	200,000	209,846
6.38%, 05/16/2038	100,000	111,761
Reynolds American, Inc.
5.70%, 08/15/2035	200,000	208,267
5.85%, 08/15/2045	100,000	99,132
		3,043,093
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 75,689	$ 69,599
5.45%, 08/15/2038	96,552	99,640
		169,239
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/2030	200,000	190,299
3.38%, 03/27/2050	100,000	73,089
		263,388
Auto Manufacturers — 0.8%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	205,581
5.65%, 11/15/2028	200,000	208,592
Cummins, Inc.
4.88%, 10/01/2043	200,000	194,526
Ford Motor Co.
3.25%, 02/12/2032	200,000	174,412
4.75%, 01/15/2043	100,000	80,474
5.29%, 12/08/2046	100,000	84,566
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	196,163
4.13%, 08/17/2027	200,000	197,488
4.95%, 05/28/2027	200,000	200,161
5.80%, 03/08/2029	200,000	203,528
General Motors Co.
5.15%, 04/01/2038	100,000	96,562
5.20%, 04/01/2045	100,000	90,724
6.25%, 10/02/2043	100,000	102,174
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	180,051
3.10%, 01/12/2032	200,000	181,194
4.35%, 01/17/2027	400,000	400,283
5.40%, 05/08/2027	200,000	203,204
5.80%, 06/23/2028	200,000	207,149
5.80%, 01/07/2029	200,000	208,355
Toyota Motor Credit Corp.
3.05%, 03/22/2027	200,000	197,768
5.25%, 09/11/2028	200,000	207,040
5.35%, 01/09/2035	200,000	210,148
5.55%, 11/20/2030	200,000	212,292
		4,242,435
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	130,247
Lear Corp.
2.60%, 01/15/2032	200,000	177,343
		307,590
Banks — 7.6%
Banco Santander SA
4.38%, 04/12/2028	400,000	401,054
5.44%, 07/15/2031	200,000	209,981
5.55%, 03/14/2028	400,000	406,414
6.94%, 11/07/2033	200,000	229,246
Bank of America Corp.
2.48%, 09/21/2036	250,000	217,843
2.65%, 03/11/2032	250,000	228,588
2.68%, 06/19/2041	200,000	148,433
2.69%, 04/22/2032	100,000	91,385
3.31%, 04/22/2042	200,000	159,199
3.42%, 12/20/2028	400,000	393,815

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.82%, 01/20/2028	$ 400,000	$ 398,435
4.08%, 03/20/2051	200,000	163,390
4.33%, 03/15/2050	200,000	171,076
4.44%, 01/20/2048	200,000	176,417
5.02%, 07/22/2033	200,000	204,755
5.20%, 04/25/2029	250,000	256,041
5.29%, 04/25/2034	200,000	206,937
5.47%, 01/23/2035	200,000	208,927
5.51%, 01/24/2036	200,000	209,386
5.52%, 10/25/2035	200,000	205,044
5.87%, 09/15/2034	200,000	214,389
Bank of Montreal
4.35%, 09/22/2031	100,000	99,648
5.00%, 01/27/2029	200,000	203,859
Bank of New York Mellon Corp.
5.06%, 07/22/2032	200,000	206,655
5.83%, 10/25/2033	200,000	215,443
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	212,935
Barclays PLC
4.95%, 01/10/2047	200,000	185,505
5.25%, 08/17/2045	200,000	193,977
5.34%, 09/10/2035	200,000	202,916
7.39%, 11/02/2028	400,000	423,471
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	206,825
Citibank, N.A.
5.57%, 04/30/2034	250,000	265,187
5.80%, 09/29/2028	250,000	262,081
Citigroup, Inc.
2.56%, 05/01/2032	250,000	225,918
3.67%, 07/24/2028	400,000	396,594
4.13%, 07/25/2028	250,000	249,716
4.41%, 03/31/2031	250,000	249,657
4.45%, 09/29/2027	300,000	300,952
4.65%, 07/30/2045	100,000	90,686
4.65%, 07/23/2048	200,000	178,323
5.17%, 09/11/2036	100,000	101,244
5.45%, 06/11/2035	200,000	207,575
5.61%, 03/04/2056	200,000	202,991
6.02%, 01/24/2036	200,000	209,238
Citizens Financial Group, Inc.
2.50%, 02/06/2030	200,000	184,046
Cooperatieve Rabobank UA
4.49%, 10/17/2029	250,000	254,387
4.80%, 01/09/2029	250,000	255,834
Deutsche Bank AG
5.37%, 01/10/2029	400,000	408,223
5.40%, 09/11/2035	200,000	203,808
Fifth Third Bancorp
6.36%, 10/27/2028	200,000	207,922
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	400,000	363,010
3.81%, 04/23/2029	400,000	396,141
3.85%, 01/26/2027	400,000	398,757
4.02%, 10/31/2038	200,000	179,793
4.22%, 05/01/2029	400,000	400,169
5.02%, 10/23/2035	400,000	402,713
5.56%, 11/19/2045	200,000	202,559
5.73%, 01/28/2056	200,000	207,050
6.75%, 10/01/2037	200,000	224,252
Security Description	Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/2028	$ 400,000	$ 384,156
2.80%, 05/24/2032	400,000	363,976
4.04%, 03/13/2028	400,000	398,716
4.95%, 03/31/2030	400,000	410,001
5.29%, 11/19/2030	400,000	412,528
5.79%, 05/13/2036	200,000	211,068
6.50%, 09/15/2037	200,000	218,765
7.40%, 11/13/2034	200,000	228,105
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	103,976
ING Groep NV
4.02%, 03/28/2028	200,000	199,422
4.05%, 04/09/2029	200,000	198,586
5.34%, 03/19/2030	200,000	206,304
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	376,088
3.33%, 04/22/2052	200,000	143,978
3.78%, 02/01/2028	400,000	398,275
3.96%, 11/15/2048	200,000	164,187
4.01%, 04/23/2029	400,000	398,811
4.45%, 12/05/2029	400,000	403,368
4.85%, 07/25/2028	400,000	405,086
4.91%, 07/25/2033	200,000	203,930
4.95%, 10/22/2035	200,000	202,238
5.00%, 07/22/2030	400,000	410,382
5.14%, 01/24/2031	400,000	413,294
5.35%, 06/01/2034	200,000	208,776
5.58%, 04/22/2030	400,000	417,429
5.60%, 07/15/2041	200,000	209,998
5.72%, 09/14/2033	200,000	212,422
6.25%, 10/23/2034	200,000	220,267
6.40%, 05/15/2038	200,000	227,568
KeyCorp
2.55%, 10/01/2029	200,000	187,633
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	600,000	593,854
4.38%, 03/01/2027	600,000	605,131
4.38%, 02/28/2034	400,000	409,638
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	164,810
4.38%, 03/22/2028	400,000	401,734
5.46%, 01/05/2028	400,000	405,542
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	250,000	253,003
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/2039	200,000	176,245
5.13%, 07/20/2033	200,000	206,201
5.43%, 04/17/2035	200,000	208,584
Mizuho Financial Group, Inc.
5.75%, 07/06/2034	400,000	425,473
Morgan Stanley
2.48%, 09/16/2036	250,000	218,210
2.70%, 01/22/2031	250,000	234,021
4.21%, 04/20/2028	400,000	400,377
4.30%, 01/27/2045	100,000	87,894
4.65%, 10/18/2030	250,000	252,975
5.25%, 04/21/2034	200,000	206,415
5.32%, 07/19/2035	200,000	205,685
5.52%, 11/19/2055	200,000	202,242
5.59%, 01/18/2036	200,000	209,457
5.60%, 03/24/2051	200,000	203,915
6.38%, 07/24/2042	200,000	225,621

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	$ 400,000	$ 405,565
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	100,000	101,570
NatWest Group PLC
5.08%, 01/27/2030	400,000	408,930
Oesterreichische Kontrollbank AG
4.75%, 05/21/2027	600,000	609,040
PNC Bank, N.A.
2.70%, 10/22/2029	300,000	282,190
4.05%, 07/26/2028	400,000	399,253
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	400,000	392,454
5.58%, 06/12/2029	400,000	413,924
6.88%, 10/20/2034	100,000	113,240
Regions Financial Corp.
5.72%, 06/06/2030	200,000	207,876
Royal Bank of Canada
4.97%, 01/24/2029	400,000	406,706
4.97%, 08/02/2030	200,000	204,640
5.15%, 02/04/2031	200,000	205,947
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	208,120
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	209,030
State Street Corp.
4.54%, 02/28/2028	400,000	405,250
5.16%, 05/18/2034	200,000	206,957
Sumitomo Mitsui Financial Group, Inc.
5.72%, 09/14/2028	400,000	417,103
5.80%, 07/08/2046	100,000	103,052
5.84%, 07/09/2044	200,000	210,103
Toronto-Dominion Bank
4.11%, 06/08/2027	400,000	400,230
4.78%, 12/17/2029	200,000	204,388
5.52%, 07/17/2028	200,000	207,146
Truist Financial Corp.
4.87%, 01/26/2029	400,000	405,468
5.71%, 01/24/2035	200,000	209,625
UBS AG
5.65%, 09/11/2028	200,000	208,857
7.50%, 02/15/2028	250,000	269,641
US Bancorp
3.15%, 04/27/2027	400,000	395,238
5.05%, 02/12/2031	200,000	205,090
5.38%, 01/23/2030	200,000	206,678
5.68%, 01/23/2035	200,000	210,832
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	379,257
3.07%, 04/30/2041	100,000	77,972
3.35%, 03/02/2033	400,000	372,929
3.53%, 03/24/2028	400,000	396,641
3.90%, 05/01/2045	200,000	164,071
4.61%, 04/25/2053	200,000	175,523
5.01%, 04/04/2051	200,000	186,676
5.20%, 01/23/2030	400,000	411,578
5.24%, 01/24/2031	300,000	310,495
5.56%, 07/25/2034	400,000	420,048
5.57%, 07/25/2029	400,000	414,010
5.71%, 04/22/2028	400,000	408,761
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westpac Banking Corp.
5.54%, 11/17/2028	$ 400,000	$ 418,353
5.62%, 11/20/2035	200,000	206,853
		42,294,485
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	99,010
4.90%, 02/01/2046	200,000	188,146
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	200,000	195,297
4.44%, 10/06/2048	100,000	87,729
4.75%, 01/23/2029	200,000	204,314
5.45%, 01/23/2039	100,000	103,846
5.55%, 01/23/2049	200,000	202,877
5.80%, 01/23/2059	100,000	104,561
Coca-Cola Co.
2.50%, 03/15/2051	100,000	61,413
3.38%, 03/25/2027	400,000	398,195
5.00%, 05/13/2034	100,000	104,349
5.20%, 01/14/2055	100,000	98,206
5.40%, 05/13/2064	100,000	99,478
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	167,411
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	192,308
4.10%, 02/15/2048	100,000	79,572
Diageo Capital PLC
2.38%, 10/24/2029	200,000	187,459
3.88%, 04/29/2043	100,000	82,853
Keurig Dr. Pepper, Inc.
4.05%, 04/15/2032	200,000	191,983
4.50%, 04/15/2052	100,000	81,682
Molson Coors Beverage Co.
4.20%, 07/15/2046	100,000	81,741
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	67,392
3.00%, 10/15/2027	400,000	394,450
4.45%, 04/14/2046	100,000	90,137
5.00%, 02/07/2035	100,000	102,681
5.25%, 07/17/2054	100,000	98,894
		3,765,984
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	199,079
4.40%, 05/01/2045	100,000	86,706
4.66%, 06/15/2051	100,000	87,183
5.15%, 03/02/2028	100,000	102,235
5.15%, 11/15/2041	200,000	194,540
5.25%, 03/02/2033	200,000	207,094
5.60%, 03/02/2043	100,000	101,515
5.65%, 03/02/2053	100,000	99,799
5.75%, 03/02/2063	100,000	99,879
Biogen, Inc.
2.25%, 05/01/2030	200,000	182,962
Gilead Sciences, Inc.
4.75%, 03/01/2046	100,000	92,126
5.60%, 11/15/2064	100,000	101,185
5.65%, 12/01/2041	100,000	104,487

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Royalty Pharma PLC
3.55%, 09/02/2050	$ 100,000	$ 70,528
5.15%, 09/02/2029	200,000	205,121
		1,934,439
Building Materials — 0.2%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	75,422
5.90%, 03/15/2034	100,000	107,620
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,172
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	89,400
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	50,000	50,038
Owens Corning
5.50%, 06/15/2027	100,000	102,023
5.95%, 06/15/2054	50,000	51,292
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	98,977
Trane Technologies HoldCo., Ltd.
5.75%, 06/15/2043	50,000	52,694
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	51,159
		884,797
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	65,567
4.60%, 02/08/2029	200,000	203,542
CF Industries, Inc.
5.38%, 03/15/2044	100,000	96,164
Dow Chemical Co.
5.35%, 03/15/2035	200,000	198,491
5.95%, 03/15/2055	100,000	94,652
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	211,424
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	42,918
Ecolab, Inc.
2.70%, 12/15/2051	50,000	31,663
FMC Corp.
6.38%, 05/18/2053	50,000	44,906
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	199,878
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	77,961
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	103,283
5.80%, 03/27/2053	100,000	101,990
PPG Industries, Inc.
3.75%, 03/15/2028	400,000	397,231
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	86,977
Westlake Corp.
3.38%, 08/15/2061	100,000	61,580
		2,018,227
Commercial Services — 0.4%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	101,190
5.95%, 08/15/2052	50,000	48,425
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Johns Hopkins University
4.71%, 07/01/2032	$ 50,000	$ 50,737
Leland Stanford Junior University
2.41%, 06/01/2050	100,000	61,283
Moody's Corp.
5.00%, 08/05/2034	200,000	204,170
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	93,925
5.15%, 06/01/2034	100,000	102,867
President & Fellows of Harvard College
3.75%, 11/15/2052	200,000	157,553
S&P Global, Inc.
2.45%, 03/01/2027	400,000	392,129
4.75%, 08/01/2028	200,000	203,942
Trustees of Princeton University
2.52%, 07/01/2050	200,000	125,683
University of Southern California
5.25%, 10/01/2111	200,000	195,013
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	398,832
		2,135,749
Computers — 0.7%
Apple, Inc.
1.40%, 08/05/2028	400,000	375,515
1.65%, 05/11/2030	400,000	362,218
1.65%, 02/08/2031	400,000	354,614
2.65%, 02/08/2051	300,000	190,213
3.85%, 05/04/2043	300,000	255,676
4.65%, 02/23/2046	300,000	279,687
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	400,000	413,194
5.75%, 02/01/2033	200,000	211,223
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	202,064
5.00%, 10/15/2034	200,000	197,890
HP, Inc.
5.50%, 01/15/2033	200,000	206,216
International Business Machines Corp.
3.50%, 05/15/2029	400,000	392,004
4.25%, 05/15/2049	200,000	165,763
5.20%, 02/10/2035	400,000	409,596
		4,015,873
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	200,000	186,754
5.15%, 05/15/2053	100,000	95,508
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	243,549
Kenvue, Inc.
5.05%, 03/22/2028	200,000	204,140
5.05%, 03/22/2053	100,000	91,623
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	175,369
1.95%, 04/23/2031	200,000	180,358
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	63,128
4.88%, 09/08/2028	200,000	205,307
		1,445,736
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	100,000	91,355

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$ 150,000	$ 144,836
3.30%, 01/30/2032	150,000	138,428
3.40%, 10/29/2033	150,000	135,334
5.38%, 12/15/2031	150,000	155,226
6.45%, 04/15/2027	400,000	411,795
Air Lease Corp.
2.88%, 01/15/2032	100,000	89,540
5.10%, 03/01/2029	200,000	202,800
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	227,691
American Express Co.
4.35%, 07/20/2029	50,000	50,304
5.10%, 02/16/2028	400,000	404,973
5.28%, 07/26/2035	200,000	206,351
6.49%, 10/30/2031	200,000	218,724
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	209,163
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	55,078
Ares Management Corp.
6.38%, 11/10/2028	200,000	210,758
BGC Group, Inc.
6.60%, 06/10/2029	100,000	104,193
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	51,885
Capital One Financial Corp.
3.75%, 03/09/2027	400,000	397,912
6.18%, 01/30/2036	100,000	104,216
6.38%, 06/08/2034	200,000	216,465
7.62%, 10/30/2031	200,000	225,562
Charles Schwab Corp.
2.45%, 03/03/2027	400,000	391,969
5.85%, 05/19/2034	100,000	106,976
6.14%, 08/24/2034	100,000	108,943
CME Group, Inc.
2.65%, 03/15/2032	200,000	182,534
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	175,426
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	61,980
4.60%, 03/15/2033	200,000	201,491
4.95%, 06/15/2052	100,000	93,249
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	100,000	97,958
6.20%, 04/14/2034	100,000	104,945
Lazard Group LLC
4.50%, 09/19/2028	200,000	200,956
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	102,150
Mastercard, Inc.
2.95%, 06/01/2029	400,000	386,677
3.85%, 03/26/2050	200,000	159,929
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	105,085
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	212,042
Raymond James Financial, Inc.
4.95%, 07/15/2046	50,000	46,238
Synchrony Financial
3.95%, 12/01/2027	400,000	396,589
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Visa, Inc.
1.90%, 04/15/2027	$ 400,000	$ 389,384
4.30%, 12/14/2045	200,000	177,012
		7,662,767
Electric — 2.8%
AEP Texas, Inc.
3.45%, 05/15/2051	200,000	138,489
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	198,687
AES Corp.
5.80%, 03/15/2032	200,000	204,538
Alabama Power Co.
3.75%, 03/01/2045	200,000	159,864
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	209,486
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	174,440
5.40%, 06/01/2053	100,000	98,768
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	154,635
6.13%, 04/01/2036	200,000	216,965
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	200,000	143,122
CenterPoint Energy, Inc.
6.85%, 02/15/2055	50,000	53,556
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	156,514
3.80%, 10/01/2042	200,000	165,163
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	162,577
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	168,218
5.70%, 05/15/2054	200,000	205,256
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	218,607
Consumers Energy Co.
4.05%, 05/15/2048	200,000	165,746
4.63%, 05/15/2033	200,000	200,835
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	216,510
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	200,522
4.70%, 12/01/2044	200,000	177,251
6.63%, 05/15/2055	100,000	104,259
7.00%, 06/01/2054	50,000	54,615
DTE Electric Co.
3.70%, 03/15/2045	200,000	159,538
DTE Energy Co.
4.88%, 06/01/2028	200,000	203,376
4.95%, 07/01/2027	200,000	202,418
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	412,200
5.35%, 01/15/2053	200,000	196,875
Duke Energy Corp.
5.00%, 08/15/2052	200,000	180,642
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	148,875
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	195,961
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	205,120
5.80%, 03/15/2055	200,000	205,938

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy Kansas Central, Inc.
5.90%, 11/15/2033	$ 200,000	$ 215,035
Exelon Corp.
5.15%, 03/15/2028	200,000	204,601
6.50%, 03/15/2055	50,000	52,554
FirstEnergy Transmission LLC
4.55%, 01/15/2030	200,000	201,278
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	360,366
5.70%, 03/15/2055	200,000	208,221
Georgia Power Co.
4.95%, 05/17/2033	200,000	204,161
5.25%, 03/15/2034	200,000	206,441
Indiana Michigan Power Co.
5.63%, 04/01/2053	100,000	101,444
Interstate Power & Light Co.
3.60%, 04/01/2029	200,000	195,886
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	197,539
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	186,449
5.05%, 09/15/2028	200,000	205,076
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	189,513
4.90%, 02/28/2028	200,000	203,475
5.05%, 02/28/2033	200,000	204,527
5.25%, 02/28/2053	200,000	189,022
Northern States Power Co.
2.90%, 03/01/2050	400,000	267,685
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	207,919
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	52,543
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	209,705
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054	200,000	198,929
Pacific Gas & Electric Co.
4.55%, 07/01/2030	600,000	596,189
4.95%, 07/01/2050	200,000	172,148
6.70%, 04/01/2053	200,000	214,317
PacifiCorp
2.70%, 09/15/2030	400,000	369,782
5.80%, 01/15/2055	200,000	195,330
Public Service Co. of Colorado
3.60%, 09/15/2042	100,000	79,499
5.25%, 04/01/2053	100,000	95,213
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	194,316
5.45%, 08/01/2053	200,000	200,481
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	209,081
San Diego Gas & Electric Co.
5.40%, 04/15/2035	200,000	207,119
Sempra
6.88%, 10/01/2054	50,000	51,739
Southern California Edison Co.
3.65%, 02/01/2050	100,000	70,531
4.00%, 04/01/2047	200,000	152,589
4.13%, 03/01/2048	100,000	77,304
4.20%, 03/01/2029	200,000	197,912
5.15%, 06/01/2029	200,000	203,755
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.20%, 06/01/2034	$ 200,000	$ 200,163
Southern Co.
3.70%, 04/30/2030	200,000	195,290
Tampa Electric Co.
5.15%, 03/01/2035	200,000	203,040
Tucson Electric Power Co.
5.20%, 09/15/2034	200,000	204,234
Union Electric Co.
5.13%, 03/15/2055	100,000	94,529
5.45%, 03/15/2053	100,000	98,378
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	176,810
3.75%, 05/15/2027	200,000	199,047
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	214,467
		15,195,198
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.80%, 12/21/2051	100,000	65,324
Electronics — 0.1%
Amphenol Corp.
5.38%, 11/15/2054	100,000	99,158
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	198,345
4.65%, 07/30/2027	400,000	404,659
5.25%, 03/01/2054	100,000	95,803
		797,965
Environmental Control — 0.2%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	185,238
5.00%, 04/01/2034	100,000	102,753
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	94,067
2.95%, 01/15/2052	50,000	32,926
Waste Management, Inc.
4.95%, 07/03/2027	400,000	406,565
4.95%, 03/15/2035	100,000	101,554
5.35%, 10/15/2054	100,000	98,560
		1,021,663
Food — 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	188,844
5.40%, 11/01/2048	100,000	91,570
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	48,907
General Mills, Inc.
4.70%, 04/17/2048	100,000	88,684
5.50%, 10/17/2028	200,000	207,290
Hershey Co.
2.45%, 11/15/2029	100,000	94,039
2.65%, 06/01/2050	100,000	62,941
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	92,686
6.50%, 11/15/2053	100,000	110,625
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/01/2052	100,000	103,731
6.75%, 03/15/2034	200,000	220,651
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	199,069

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
4.38%, 06/01/2046	$ 100,000	$ 83,543
5.00%, 07/15/2035	200,000	198,967
5.20%, 07/15/2045	100,000	92,673
Kroger Co.
1.70%, 01/15/2031	200,000	175,296
5.50%, 09/15/2054	100,000	97,234
5.65%, 09/15/2064	100,000	97,452
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	187,826
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	106,628
Sysco Corp.
3.15%, 12/14/2051	100,000	66,990
6.60%, 04/01/2050	50,000	55,344
The Campbell's Company
4.80%, 03/15/2048	100,000	88,861
Tyson Foods, Inc.
4.88%, 08/15/2034	200,000	198,888
		2,958,739
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	41,215
6.00%, 11/15/2041	100,000	104,625
Suzano Austria GmbH
3.13%, 01/15/2032	100,000	89,568
		235,408
Gas — 0.4%
Atmos Energy Corp.
3.00%, 06/15/2027	200,000	197,224
4.30%, 10/01/2048	200,000	170,192
NiSource, Inc.
3.49%, 05/15/2027	600,000	594,662
6.38%, 03/31/2055	100,000	103,146
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	586,601
Southern California Gas Co.
5.20%, 06/01/2033	200,000	206,715
6.35%, 11/15/2052	200,000	219,766
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	209,075
		2,287,381
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	99,881
4.85%, 11/15/2048	50,000	43,792
		143,673
Healthcare-Products — 0.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	95,996
6.00%, 04/01/2039	100,000	111,447
Baxter International, Inc.
3.13%, 12/01/2051	100,000	64,579
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	91,325
Danaher Corp.
2.80%, 12/10/2051	100,000	64,592
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	109,851
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic, Inc.
4.63%, 03/15/2045	$ 100,000	$ 91,978
Solventum Corp.
5.40%, 03/01/2029	139,000	143,758
5.90%, 04/30/2054	100,000	101,692
Stryker Corp.
2.90%, 06/15/2050	100,000	67,112
4.70%, 02/10/2028	200,000	202,771
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	354,398
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	180,357
		1,679,856
Healthcare-Services — 1.3%
Aetna, Inc.
6.75%, 12/15/2037	100,000	110,826
Ascension Health
2.53%, 11/15/2029	100,000	94,242
3.95%, 11/15/2046	150,000	123,753
Centene Corp.
2.45%, 07/15/2028	200,000	186,453
2.50%, 03/01/2031	100,000	86,058
4.63%, 12/15/2029	100,000	97,006
Cigna Group
4.38%, 10/15/2028	400,000	402,510
4.80%, 07/15/2046	200,000	180,018
4.90%, 12/15/2048	100,000	90,179
5.40%, 03/15/2033	200,000	209,068
CommonSpirit Health
4.35%, 11/01/2042	100,000	87,584
5.55%, 12/01/2054	200,000	195,955
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	182,856
5.13%, 02/15/2053	100,000	91,526
5.20%, 02/15/2035	200,000	204,061
5.50%, 10/15/2032	200,000	210,394
5.70%, 02/15/2055	100,000	98,833
HCA, Inc.
4.63%, 03/15/2052	100,000	82,990
5.25%, 06/15/2049	100,000	91,799
5.63%, 09/01/2028	200,000	206,325
5.75%, 03/01/2035	200,000	209,831
5.95%, 09/15/2054	100,000	100,304
6.00%, 04/01/2054	100,000	101,373
Humana, Inc.
4.88%, 04/01/2030	200,000	202,741
5.75%, 04/15/2054	100,000	95,763
Kaiser Foundation Hospitals
3.15%, 05/01/2027	200,000	197,843
4.15%, 05/01/2047	300,000	253,971
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	200,314
New York & Presbyterian Hospital
3.95%, 08/01/2119	200,000	140,676
Northwell Healthcare, Inc.
4.26%, 11/01/2047	100,000	83,401
NYU Langone Hospitals
5.75%, 07/01/2043	200,000	207,821
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	203,289
4.70%, 03/30/2045	100,000	91,211

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Sutter Health
2.29%, 08/15/2030	$ 200,000	$ 183,534
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	199,329
3.88%, 12/15/2028	200,000	199,179
4.20%, 01/15/2047	200,000	166,434
4.50%, 04/15/2033	200,000	198,342
5.15%, 07/15/2034	200,000	205,552
5.20%, 04/15/2063	100,000	91,560
5.35%, 02/15/2033	200,000	208,825
5.63%, 07/15/2054	200,000	198,965
5.75%, 07/15/2064	100,000	99,865
5.80%, 03/15/2036	200,000	214,123
5.88%, 02/15/2053	150,000	154,034
		7,240,716
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.
5.00%, 06/15/2052	100,000	92,783
Kimberly-Clark Corp.
2.88%, 02/07/2050	100,000	67,519
3.20%, 04/25/2029	200,000	195,100
		355,402
Insurance — 0.9%
Aegon, Ltd.
5.50%, 04/11/2048	200,000	202,770
Allstate Corp.
4.20%, 12/15/2046	100,000	84,167
5.05%, 06/24/2029	200,000	205,761
Aon Corp.
4.50%, 12/15/2028	200,000	202,210
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	76,110
Aon North America, Inc.
5.75%, 03/01/2054	100,000	100,991
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	208,648
5.55%, 02/15/2055	100,000	97,140
Athene Holding, Ltd.
6.25%, 04/01/2054	100,000	99,584
Berkshire Hathaway Finance Corp.
2.30%, 03/15/2027	200,000	196,024
2.50%, 01/15/2051	100,000	61,501
3.85%, 03/15/2052	100,000	78,767
4.20%, 08/15/2048	100,000	85,542
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	102,129
Brown & Brown, Inc.
2.38%, 03/15/2031	200,000	178,162
Chubb INA Holdings LLC
5.00%, 03/15/2034	200,000	204,861
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	100,000	88,882
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	91,879
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	35,328
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	52,899
6.50%, 05/20/2055*	100,000	108,327
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	$ 200,000	$ 190,160
Lincoln National Corp.
3.40%, 01/15/2031	200,000	189,144
Manulife Financial Corp.
3.70%, 03/16/2032	100,000	95,778
Markel Group, Inc.
6.00%, 05/16/2054	100,000	103,016
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	200,000	181,972
5.00%, 03/15/2035	200,000	202,898
5.40%, 03/15/2055	100,000	98,443
MetLife, Inc.
4.55%, 03/23/2030	200,000	203,513
5.25%, 01/15/2054	200,000	193,761
5.88%, 02/06/2041	100,000	105,760
Principal Financial Group, Inc.
5.50%, 03/15/2053	100,000	100,634
Progressive Corp.
4.20%, 03/15/2048	100,000	85,061
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	75,796
3.91%, 12/07/2047	100,000	79,973
4.35%, 02/25/2050	100,000	84,730
6.50%, 03/15/2054	50,000	53,249
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	197,897
Travelers Cos., Inc.
5.05%, 07/24/2035	25,000	25,489
5.45%, 05/25/2053	100,000	100,802
Unum Group
4.13%, 06/15/2051	100,000	76,678
Willis North America, Inc.
5.05%, 09/15/2048	100,000	91,385
		5,097,821
Internet — 0.6%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	174,289
4.50%, 11/28/2034	200,000	199,759
Alphabet, Inc.
1.90%, 08/15/2040	100,000	68,253
2.25%, 08/15/2060	200,000	106,423
Amazon.com, Inc.
3.10%, 05/12/2051	100,000	68,649
3.15%, 08/22/2027	400,000	395,698
3.60%, 04/13/2032	200,000	193,178
3.95%, 04/13/2052	200,000	159,812
4.05%, 08/22/2047	200,000	168,785
4.25%, 08/22/2057	200,000	165,817
AppLovin Corp.
5.13%, 12/01/2029	200,000	204,146
eBay, Inc.
2.70%, 03/11/2030	200,000	187,257
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	190,922
Meta Platforms, Inc.
3.50%, 08/15/2027	400,000	397,857
4.45%, 08/15/2052	100,000	83,690
4.75%, 08/15/2034	100,000	100,464
5.40%, 08/15/2054	200,000	192,589
5.55%, 08/15/2064	100,000	96,829

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Netflix, Inc.
5.40%, 08/15/2054	$ 100,000	$ 99,176
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	48,372
		3,301,965
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,216
5.88%, 03/01/2029	100,000	102,369
Blackstone Private Credit Fund
3.25%, 03/15/2027	100,000	98,118
6.00%, 11/22/2034	100,000	101,419
Blackstone Secured Lending Fund
2.13%, 02/15/2027	100,000	96,703
Blue Owl Capital Corp
2.63%, 01/15/2027	100,000	97,385
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,911
7.75%, 01/15/2029	50,000	53,277
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,403
Golub Capital BDC, Inc.
2.05%, 02/15/2027	100,000	96,474
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,764
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	51,389
		987,428
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	52,589
6.55%, 11/29/2027	200,000	207,982
Nucor Corp.
6.40%, 12/01/2037	50,000	56,180
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	193,180
6.40%, 06/28/2054	100,000	104,179
		614,110
Lodging — 0.1%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	208,326
Marriott International, Inc.
2.85%, 04/15/2031	400,000	368,457
Sands China, Ltd.
5.40%, 08/08/2028	200,000	204,084
		780,867
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	400,000	405,689
4.70%, 11/15/2029	200,000	205,200
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	73,104
4.75%, 05/15/2064	50,000	45,614
		729,607
Machinery-Diversified — 0.1%
Deere & Co.
2.88%, 09/07/2049	100,000	68,429
5.45%, 01/16/2035	50,000	52,747
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
5.70%, 01/19/2055	$ 100,000	$ 105,110
Ingersoll Rand, Inc.
5.18%, 06/15/2029	100,000	103,324
5.70%, 06/15/2054	50,000	50,924
John Deere Capital Corp.
4.75%, 01/20/2028	200,000	203,504
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	71,658
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	103,442
		759,138
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	61,552
4.80%, 03/01/2050	200,000	156,514
5.85%, 12/01/2035	50,000	49,865
6.38%, 10/23/2035	200,000	207,170
6.48%, 10/23/2045	200,000	193,210
6.55%, 06/01/2034	200,000	210,484
6.70%, 12/01/2055	25,000	24,653
6.83%, 10/23/2055	100,000	99,444
Comcast Corp.
2.35%, 01/15/2027	400,000	392,682
2.89%, 11/01/2051	200,000	121,200
2.94%, 11/01/2056	200,000	115,888
2.99%, 11/01/2063	200,000	111,444
3.45%, 02/01/2050	200,000	137,495
3.90%, 03/01/2038	200,000	174,613
5.17%, 01/15/2037*	397,000	393,043
5.35%, 05/15/2053	200,000	185,616
Fox Corp.
6.50%, 10/13/2033	200,000	219,797
Grupo Televisa SAB
8.50%, 03/11/2032	100,000	109,488
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	171,317
Paramount Global
4.20%, 06/01/2029	100,000	97,938
4.20%, 05/19/2032	100,000	92,503
4.38%, 03/15/2043	100,000	75,733
4.95%, 05/19/2050	50,000	39,058
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	115,969
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	102,712
TWDC Enterprises 18 Corp.
2.95%, 06/15/2027	400,000	394,428
Walt Disney Co.
2.75%, 09/01/2049	100,000	64,849
3.60%, 01/13/2051	100,000	75,899
3.80%, 05/13/2060	100,000	75,280
4.70%, 03/23/2050	100,000	91,310
4.95%, 10/15/2045	100,000	94,987
		4,456,141
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	51,669
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	208,426
5.50%, 09/08/2053	100,000	101,550

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	$ 100,000	$ 97,011
Newmont Corp.
4.88%, 03/15/2042	50,000	48,383
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	95,030
5.25%, 03/14/2035	200,000	206,897
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	215,811
Southern Copper Corp.
5.25%, 11/08/2042	100,000	97,288
		1,122,065
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	200,000	195,878
4.00%, 09/14/2048	100,000	81,600
Eaton Corp.
4.35%, 05/18/2028	100,000	101,013
4.70%, 08/23/2052	50,000	45,827
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	81,826
4.25%, 09/15/2027	200,000	200,941
Textron, Inc.
3.38%, 03/01/2028	200,000	196,036
		903,121
Multi-National — 1.8%
Asian Development Bank
1.50%, 01/20/2027	600,000	584,025
3.75%, 04/25/2028	600,000	601,436
4.13%, 01/12/2034	400,000	402,304
European Bank for Reconstruction & Development
4.13%, 01/25/2029	600,000	608,008
European Investment Bank
1.38%, 03/15/2027	600,000	581,490
4.00%, 02/15/2029	600,000	606,148
4.13%, 02/13/2034	600,000	603,935
4.38%, 03/19/2027	600,000	605,298
Inter-American Development Bank
3.63%, 09/17/2031	400,000	394,643
4.38%, 07/16/2035	200,000	203,309
4.50%, 02/15/2030	600,000	618,165
International Bank for Reconstruction & Development
0.88%, 05/14/2030	500,000	440,706
3.13%, 06/15/2027	1,000,000	991,315
4.00%, 01/10/2031	1,000,000	1,009,183
4.00%, 05/06/2032	500,000	502,293
4.13%, 03/20/2030	500,000	507,901
4.63%, 01/15/2032	500,000	519,598
		9,779,757
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	200,000	191,609
Oil & Gas — 1.1%
APA Corp.
4.25%, 01/15/2030	150,000	146,140
BP Capital Markets America, Inc.
3.00%, 02/24/2050	100,000	66,623
3.00%, 03/17/2052	100,000	65,886
3.38%, 02/08/2061	100,000	66,891
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
4.23%, 11/06/2028	$ 200,000	$ 201,176
4.81%, 02/13/2033	100,000	101,288
4.89%, 09/11/2033	100,000	101,758
5.23%, 11/17/2034	100,000	103,453
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	88,740
5.40%, 12/15/2034*	100,000	101,867
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	92,446
Chevron Corp.
3.08%, 05/11/2050	100,000	69,617
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	74,276
5.50%, 01/15/2055	100,000	97,452
5.55%, 03/15/2054	100,000	98,495
6.95%, 04/15/2029	200,000	218,521
Coterra Energy, Inc.
3.90%, 05/15/2027	100,000	99,519
Devon Energy Corp.
7.95%, 04/15/2032	200,000	231,929
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	101,945
5.75%, 04/18/2054	100,000	96,366
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	100,759
EQT Corp.
5.70%, 04/01/2028	100,000	103,268
5.75%, 02/01/2034	200,000	209,349
Equinor ASA
3.13%, 04/06/2030	200,000	192,086
3.70%, 04/06/2050	200,000	155,214
Expand Energy Corp.
5.70%, 01/15/2035	100,000	102,940
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	190,518
2.61%, 10/15/2030	200,000	186,949
3.10%, 08/16/2049	100,000	69,933
3.45%, 04/15/2051	100,000	73,496
4.33%, 03/19/2050	100,000	85,948
Hess Corp.
5.60%, 02/15/2041	100,000	104,620
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	107,455
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	101,278
6.45%, 09/15/2036	100,000	106,159
6.63%, 09/01/2030	200,000	214,703
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	53,367
Phillips 66
5.88%, 05/01/2042	100,000	101,767
Phillips 66 Co.
3.15%, 12/15/2029	200,000	191,152
4.68%, 02/15/2045	100,000	85,708
Shell Finance US, Inc.
3.25%, 04/06/2050	100,000	70,970
Shell International Finance BV
4.38%, 05/11/2045	200,000	177,038
6.38%, 12/15/2038	200,000	226,336
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	76,923
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	68,496

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
TotalEnergies Capital SA
5.15%, 04/05/2034	$ 200,000	$ 207,899
5.49%, 04/05/2054	100,000	98,460
Valero Energy Corp.
7.50%, 04/15/2032	100,000	115,140
Woodside Finance, Ltd.
6.00%, 05/19/2035	50,000	52,276
		5,854,595
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	80,612
Halliburton Co.
7.45%, 09/15/2039	100,000	119,634
		200,246
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	401,773
Sonoco Products Co.
4.60%, 09/01/2029	200,000	201,291
WRKCo, Inc.
4.90%, 03/15/2029	200,000	203,707
		806,771
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	200,000	193,191
4.05%, 11/21/2039	200,000	179,287
4.25%, 11/21/2049	200,000	168,349
4.70%, 05/14/2045	150,000	138,131
4.80%, 03/15/2029	200,000	204,641
5.05%, 03/15/2034	200,000	205,746
5.40%, 03/15/2054	100,000	99,475
5.50%, 03/15/2064	100,000	100,150
AstraZeneca PLC
1.38%, 08/06/2030	200,000	176,827
4.38%, 08/17/2048	100,000	88,642
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	187,837
4.67%, 06/06/2047	100,000	88,538
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	184,157
4.25%, 10/26/2049	200,000	166,460
5.20%, 02/22/2034	200,000	207,775
5.55%, 02/22/2054	100,000	99,500
5.65%, 02/22/2064	100,000	99,270
6.40%, 11/15/2063	100,000	110,561
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	101,577
Cencora, Inc.
4.30%, 12/15/2047	100,000	83,840
CVS Health Corp.
3.25%, 08/15/2029	300,000	288,435
4.30%, 03/25/2028	100,000	100,135
5.05%, 03/25/2048	200,000	178,828
5.13%, 07/20/2045	100,000	90,879
5.25%, 02/21/2033	200,000	205,158
5.70%, 06/01/2034	200,000	209,167
5.88%, 06/01/2053	100,000	98,213
6.05%, 06/01/2054	100,000	100,897
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
4.55%, 02/12/2028	$ 300,000	$ 304,703
4.70%, 02/09/2034	200,000	202,347
4.95%, 02/27/2063	100,000	92,286
5.00%, 02/09/2054	100,000	94,917
5.10%, 02/09/2064	100,000	94,541
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	112,768
Johnson & Johnson
3.50%, 01/15/2048	100,000	78,375
3.70%, 03/01/2046	100,000	82,261
4.90%, 06/01/2031	200,000	208,792
5.25%, 06/01/2054	100,000	101,902
Merck & Co., Inc.
1.70%, 06/10/2027	400,000	387,271
2.35%, 06/24/2040	200,000	144,662
2.90%, 12/10/2061	100,000	59,897
5.00%, 05/17/2053	100,000	94,112
5.15%, 05/17/2063	100,000	94,691
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	184,398
4.40%, 05/06/2044	100,000	90,704
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	202,091
4.65%, 05/19/2030	200,000	204,090
4.75%, 05/19/2033	200,000	202,420
5.30%, 05/19/2053	100,000	96,730
5.34%, 05/19/2063	100,000	94,875
Pfizer, Inc.
4.00%, 12/15/2036	200,000	187,035
4.00%, 03/15/2049	100,000	81,433
4.13%, 12/15/2046	100,000	83,805
4.20%, 09/15/2048	100,000	84,342
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	182,223
3.18%, 07/09/2050	200,000	136,128
Viatris, Inc.
2.70%, 06/22/2030	200,000	180,924
4.00%, 06/22/2050	100,000	67,356
Zoetis, Inc.
3.95%, 09/12/2047	100,000	81,295
		8,469,040
Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	200,067
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	102,185
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	98,353
Enbridge, Inc.
3.13%, 11/15/2029	200,000	191,068
5.55%, 06/20/2035	100,000	103,360
5.95%, 04/05/2054	100,000	102,653
6.70%, 11/15/2053	100,000	111,497
Energy Transfer LP
5.00%, 05/15/2050	100,000	84,804
5.25%, 07/01/2029	200,000	205,777
5.40%, 10/01/2047	100,000	90,447
5.55%, 02/15/2028	200,000	205,676
5.95%, 05/15/2054	100,000	96,526
6.05%, 09/01/2054	100,000	97,542
6.20%, 04/01/2055	100,000	99,747

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.25%, 04/15/2049	$ 100,000	$ 99,794
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	101,390
5.10%, 02/15/2045	200,000	190,246
5.55%, 02/16/2055	100,000	98,803
5.70%, 02/15/2042	200,000	206,737
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	100,000	106,830
6.95%, 01/15/2038	100,000	112,880
7.30%, 08/15/2033	100,000	114,597
Kinder Morgan, Inc.
3.60%, 02/15/2051	100,000	70,732
4.30%, 03/01/2028	200,000	200,784
5.55%, 06/01/2045	100,000	97,244
MPLX LP
4.00%, 03/15/2028	200,000	199,065
4.25%, 12/01/2027	200,000	200,317
4.95%, 09/01/2032	200,000	200,568
4.95%, 03/14/2052	100,000	85,297
5.50%, 02/15/2049	100,000	92,927
ONEOK, Inc.
4.25%, 09/24/2027	200,000	200,210
4.40%, 10/15/2029	200,000	199,966
5.70%, 11/01/2054	100,000	93,567
6.05%, 09/01/2033	200,000	211,916
6.63%, 09/01/2053	100,000	105,231
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	91,008
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	48,620	50,931
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	200,000	202,033
Targa Resources Corp.
5.55%, 08/15/2035	100,000	102,119
6.13%, 05/15/2055	100,000	100,479
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	200,000	215,334
7.00%, 06/01/2065	50,000	51,528
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	201,361
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	195,361
5.25%, 02/01/2050	100,000	86,222
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	363,345
4.65%, 08/15/2032	200,000	199,525
5.10%, 09/15/2045	100,000	92,680
5.15%, 03/15/2034	100,000	101,570
		6,832,299
Private Equity — 0.0%
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	102,567
6.35%, 01/05/2034	100,000	108,885
		211,452
REITS — 1.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	200,000	163,449
3.55%, 03/15/2052	100,000	68,513
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	103,257
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Tower Corp.
3.10%, 06/15/2050	$ 100,000	$ 67,431
5.50%, 03/15/2028	200,000	205,733
5.55%, 07/15/2033	200,000	209,399
5.80%, 11/15/2028	200,000	208,515
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	184,856
Boston Properties LP
2.45%, 10/01/2033	100,000	82,133
3.25%, 01/30/2031	200,000	186,107
3.40%, 06/21/2029	200,000	192,402
Brixmor Operating Partnership LP
5.20%, 04/01/2032	100,000	102,245
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	73,288
3.25%, 01/15/2051	100,000	67,131
3.80%, 02/15/2028	300,000	296,691
Equinix, Inc.
3.00%, 07/15/2050	100,000	65,530
3.90%, 04/15/2032	100,000	96,143
ERP Operating LP
4.65%, 09/15/2034	100,000	99,168
Essex Portfolio LP
5.50%, 04/01/2034	100,000	104,004
Extra Space Storage LP
5.40%, 02/01/2034	100,000	102,790
Federal Realty OP LP
3.50%, 06/01/2030	200,000	192,444
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	25,000	24,985
5.75%, 11/01/2037	25,000	24,816
6.25%, 09/15/2054	50,000	49,768
Healthpeak OP LLC
3.00%, 01/15/2030	200,000	189,190
Highwoods Realty LP
2.60%, 02/01/2031	100,000	88,761
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	188,414
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	173,172
Kilroy Realty LP
2.50%, 11/15/2032	100,000	83,024
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	85,514
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	174,796
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	103,656
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	92,745
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	105,850
Prologis LP
5.00%, 03/15/2034	100,000	101,754
5.25%, 06/15/2053	100,000	97,249
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	103,695
Realty Income Corp.
3.00%, 01/15/2027	200,000	197,460
3.95%, 02/01/2029	100,000	99,502
5.38%, 09/01/2054	100,000	98,272
Regency Centers LP
3.70%, 06/15/2030	200,000	195,264

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Sabra Health Care LP
3.20%, 12/01/2031	$ 100,000	$ 90,770
Simon Property Group LP
3.38%, 06/15/2027	400,000	396,482
6.65%, 01/15/2054	100,000	113,836
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	181,352
UDR, Inc.
3.00%, 08/15/2031	200,000	184,995
Ventas Realty LP
5.63%, 07/01/2034	100,000	104,485
VICI Properties LP
5.13%, 11/15/2031	100,000	101,251
5.63%, 05/15/2052	50,000	47,363
Welltower OP LLC
3.85%, 06/15/2032	100,000	96,431
Weyerhaeuser Co.
4.00%, 04/15/2030	400,000	394,373
WP Carey, Inc.
2.40%, 02/01/2031	200,000	179,501
		7,039,955
Retail — 1.0%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	201,689
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	361,581
Dollar General Corp.
3.50%, 04/03/2030	150,000	144,341
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	398,434
Home Depot, Inc.
2.80%, 09/14/2027	400,000	392,749
3.50%, 09/15/2056	200,000	142,887
4.50%, 09/15/2032	200,000	202,796
5.30%, 06/25/2054	200,000	195,368
5.88%, 12/16/2036	200,000	217,235
Lowe's Cos., Inc.
4.05%, 05/03/2047	200,000	160,560
5.00%, 04/15/2033	400,000	408,648
5.15%, 07/01/2033	400,000	411,916
McDonald's Corp.
3.50%, 07/01/2027	400,000	396,824
4.40%, 02/12/2031	50,000	50,195
4.88%, 12/09/2045	200,000	184,965
5.00%, 02/13/2036	50,000	50,370
6.30%, 03/01/2038	200,000	221,916
Starbucks Corp.
2.55%, 11/15/2030	200,000	184,648
3.50%, 11/15/2050	100,000	71,677
Target Corp.
6.50%, 10/15/2037	200,000	227,542
Walmart, Inc.
1.50%, 09/22/2028	200,000	187,956
1.80%, 09/22/2031	200,000	176,849
4.50%, 04/15/2053	100,000	89,599
5.63%, 04/15/2041	200,000	213,639
		5,294,384
Semiconductors — 0.9%
Analog Devices, Inc.
3.45%, 06/15/2027	100,000	99,230
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
5.30%, 04/01/2054	$ 50,000	$ 49,027
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	205,079
Broadcom, Inc.
2.45%, 02/15/2031	100,000	91,133
3.47%, 04/15/2034	100,000	91,596
3.50%, 02/15/2041	200,000	165,361
3.75%, 02/15/2051	200,000	156,003
4.15%, 02/15/2028	400,000	401,166
4.30%, 11/15/2032	100,000	98,936
4.75%, 04/15/2029	300,000	305,645
5.15%, 11/15/2031	100,000	103,962
Intel Corp.
2.80%, 08/12/2041	200,000	140,768
4.00%, 12/15/2032	400,000	381,592
4.75%, 03/25/2050	200,000	169,270
5.20%, 02/10/2033	200,000	203,688
5.70%, 02/10/2053	100,000	96,140
KLA Corp.
4.70%, 02/01/2034	100,000	100,793
4.95%, 07/15/2052	100,000	93,233
Lam Research Corp.
3.13%, 06/15/2060	150,000	96,367
Marvell Technology, Inc.
5.75%, 02/15/2029	300,000	313,255
Micron Technology, Inc.
3.37%, 11/01/2041	100,000	77,249
5.80%, 01/15/2035	100,000	105,588
NVIDIA Corp.
2.00%, 06/15/2031	400,000	359,708
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	100,000	75,927
5.00%, 01/15/2033	100,000	100,935
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	374,836
4.80%, 05/20/2045	200,000	186,635
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	137,713
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	155,538
		4,936,373
Software — 0.9%
Electronic Arts, Inc.
1.85%, 02/15/2031	200,000	192,298
Fiserv, Inc.
3.50%, 07/01/2029	400,000	384,921
4.75%, 03/15/2030	400,000	399,881
Intuit, Inc.
5.50%, 09/15/2053	100,000	100,434
Microsoft Corp.
2.53%, 06/01/2050	200,000	125,560
2.68%, 06/01/2060	200,000	118,325
2.92%, 03/17/2052	300,000	202,319
3.40%, 06/15/2027	400,000	398,718
3.70%, 08/08/2046	200,000	164,214
Oracle Corp.
3.60%, 04/01/2040	200,000	156,626
3.60%, 04/01/2050	200,000	135,641
3.85%, 04/01/2060	150,000	99,149
3.95%, 03/25/2051	100,000	71,295
4.00%, 07/15/2046	200,000	149,894
4.70%, 09/27/2034	100,000	96,044

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
4.80%, 08/03/2028	$ 400,000	$ 405,745
5.20%, 09/26/2035	100,000	98,480
5.38%, 07/15/2040	200,000	190,581
5.50%, 08/03/2035	100,000	101,141
5.55%, 02/06/2053	50,000	44,915
5.95%, 09/26/2055	200,000	189,619
6.25%, 11/09/2032	100,000	107,132
6.90%, 11/09/2052	150,000	159,939
Paychex, Inc.
5.60%, 04/15/2035	200,000	208,928
Salesforce, Inc.
1.95%, 07/15/2031	100,000	88,848
2.90%, 07/15/2051	100,000	65,245
Synopsys, Inc.
5.15%, 04/01/2035	200,000	203,162
5.70%, 04/01/2055	100,000	101,026
Workday, Inc.
3.50%, 04/01/2027	400,000	396,596
		5,156,676
Telecommunications — 1.4%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	171,763
AT&T, Inc.
2.55%, 12/01/2033	200,000	169,865
2.75%, 06/01/2031	200,000	183,217
3.50%, 09/15/2053	50,000	34,214
3.55%, 09/15/2055	200,000	137,146
3.65%, 06/01/2051	200,000	143,727
3.80%, 12/01/2057	200,000	141,200
4.35%, 03/01/2029	100,000	100,317
4.50%, 05/15/2035	200,000	192,346
4.75%, 05/15/2046	200,000	177,053
5.40%, 02/15/2034	400,000	413,694
6.00%, 08/15/2040	200,000	210,038
6.38%, 03/01/2041	100,000	107,882
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/2048	100,000	83,651
British Telecommunications PLC
5.13%, 12/04/2028	200,000	204,734
Cisco Systems, Inc.
4.80%, 02/26/2027	200,000	202,218
5.30%, 02/26/2054	100,000	97,668
5.90%, 02/15/2039	200,000	217,356
Corning, Inc.
5.85%, 11/15/2068	50,000	49,535
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,667
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	207,108
Orange SA
9.00%, 03/01/2031	200,000	242,039
Rogers Communications, Inc.
4.55%, 03/15/2052	100,000	81,989
5.00%, 02/15/2029	200,000	203,654
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	214,874
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	134,481
7.05%, 06/20/2036	150,000	169,114
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	382,103
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.30%, 02/15/2051	$ 200,000	$ 135,316
3.40%, 10/15/2052	200,000	136,307
3.75%, 04/15/2027	400,000	397,750
4.50%, 04/15/2050	200,000	167,212
5.65%, 01/15/2053	200,000	196,719
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	174,835
2.36%, 03/15/2032	200,000	174,881
2.88%, 11/20/2050	250,000	157,760
2.99%, 10/30/2056	200,000	121,502
3.40%, 03/22/2041	100,000	78,564
3.55%, 03/22/2051	250,000	180,175
3.70%, 03/22/2061	250,000	174,184
4.02%, 12/03/2029	300,000	297,177
4.50%, 08/10/2033	200,000	196,511
4.52%, 09/15/2048	100,000	85,120
Vodafone Group PLC
4.88%, 06/19/2049	200,000	176,747
5.00%, 05/30/2038	200,000	197,051
		7,838,464
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	200,000	195,527
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	171,811
5.15%, 09/01/2043	200,000	196,580
5.20%, 04/15/2054	100,000	95,714
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	119,829
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	178,446
3.10%, 12/02/2051	200,000	135,428
CSX Corp.
3.80%, 03/01/2028	400,000	398,181
3.80%, 11/01/2046	100,000	79,751
4.10%, 03/15/2044	100,000	84,962
4.50%, 11/15/2052	100,000	86,464
FedEx Corp.
3.10%, 08/05/2029	400,000	383,809
4.75%, 11/15/2045	200,000	173,080
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	126,846
4.55%, 06/01/2053	100,000	86,637
5.35%, 08/01/2054	100,000	97,858
Union Pacific Corp.
3.25%, 02/05/2050	200,000	141,473
3.50%, 02/14/2053	100,000	72,502
3.55%, 08/15/2039	200,000	170,873
3.84%, 03/20/2060	100,000	74,015
5.10%, 02/20/2035	200,000	205,786
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	93,324
5.25%, 05/14/2035	50,000	51,851
5.30%, 04/01/2050	100,000	97,754
5.50%, 05/22/2054	100,000	99,242
5.95%, 05/14/2055	50,000	52,391
		3,474,607

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.1%
GATX Corp.
5.40%, 03/15/2027	$ 200,000	$ 202,822
6.05%, 06/05/2054	50,000	51,353
		254,175
Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	200,000	226,501
Essential Utilities, Inc.
5.38%, 01/15/2034	200,000	205,366
		431,867
Total Corporate Bonds & Notes (cost $194,548,697)		195,776,742
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.9%
U.S. Government — 52.4%
United States Treasury Bonds
1.38%, 11/15/2040	1,609,000	1,059,992
1.75%, 08/15/2041	1,500,000	1,027,031
1.88%, 02/15/2041 to 11/15/2051	11,000,000	6,591,914
2.00%, 08/15/2051	5,000,000	2,964,062
2.25%, 02/15/2052	4,000,000	2,509,688
2.38%, 02/15/2042 to 05/15/2051	9,000,000	6,340,391
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,826,953
2.88%, 05/15/2043 to 05/15/2052	10,000,000	7,624,765
3.00%, 11/15/2044 to 02/15/2049	5,500,000	4,279,395
4.25%, 02/15/2054 to 08/15/2054	2,190,000	2,041,144
4.63%, 05/15/2044 to 02/15/2055	6,000,000	5,987,969
4.75%, 11/15/2043 to 08/15/2055	6,685,000	6,791,165
4.88%, 08/15/2045	210,000	216,300
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,337,890
5.38%, 02/15/2031	2,000,000	2,155,156
5.50%, 08/15/2028	5,000,000	5,254,883
6.50%, 11/15/2026	1,000,000	1,029,989
United States Treasury Notes
0.38%, 09/30/2027	770,000	724,612
0.50%, 04/30/2027	3,000,000	2,864,062
0.63%, 03/31/2027 to 08/15/2030	22,100,000	20,129,950
0.75%, 01/31/2028	4,500,000	4,226,309
0.88%, 11/15/2030	5,500,000	4,790,586
1.00%, 07/31/2028	5,000,000	4,663,086
1.13%, 02/29/2028 to 02/15/2031	14,400,000	13,036,438
1.25%, 11/30/2026 to 08/15/2031	30,400,000	28,425,199
1.38%, 10/31/2028 to 11/15/2031	10,500,000	9,327,421
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,622,696
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,858,207
1.75%, 12/31/2026 to 11/15/2029	9,000,000	8,637,070
1.88%, 02/15/2032	5,000,000	4,456,055
2.25%, 02/15/2027	5,000,000	4,911,133
2.38%, 05/15/2029	2,500,000	2,396,191
2.63%, 05/31/2027 to 07/31/2029	7,700,000	7,499,356
2.75%, 04/30/2027 to 08/15/2032	5,000,000	4,843,262
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,304,512
3.13%, 11/15/2028	3,000,000	2,958,633
3.25%, 06/30/2027 to 06/30/2029	5,000,000	4,955,117
3.38%, 09/15/2027 to 05/15/2033	3,760,000	3,649,099
3.50%, 01/31/2030 to 02/15/2033	9,000,000	8,895,703
3.63%, 08/31/2027 to 09/30/2030	5,046,000	5,030,269
3.75%, 04/15/2028	2,000,000	2,006,875
3.88%, 07/31/2030 to 08/15/2034	8,000,000	7,939,960
4.00%, 02/28/2030 to 02/15/2034	8,000,000	8,041,523
4.13%, 10/31/2029 to 05/31/2032	1,500,000	1,524,453
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.25%, 11/30/2026 to 08/15/2035	$19,676,000	$ 19,935,451
4.38%, 12/15/2026 to 05/15/2034	8,000,000	8,113,868
4.50%, 11/15/2033	2,000,000	2,073,437
4.63%, 05/31/2031 to 02/15/2035	7,000,000	7,299,531
		290,178,751
U.S. Government Agency — 0.5%
Federal Home Loan Bank
3.25%, 11/16/2028	400,000	395,734
5.50%, 07/15/2036	400,000	440,022
Federal National Mtg. Assoc.
6.25%, 05/15/2029	500,000	542,755
6.63%, 11/15/2030	1,000,000	1,131,408
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	201,843
		2,711,762
Total U.S. Government & Agency Obligations (cost $298,141,563)		292,890,513
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	600,000	614,437
Province of British Columbia Canada
4.70%, 01/24/2028	600,000	612,319
Province of Manitoba Canada
1.50%, 10/25/2028	400,000	374,461
Province of Ontario Canada
1.60%, 02/25/2031	600,000	533,514
3.70%, 09/17/2029	600,000	598,047
Province of Quebec Canada
3.63%, 04/13/2028	600,000	598,523
		3,331,301
Sovereign — 2.0%
Export-Import Bank of Korea
5.00%, 01/11/2028	600,000	613,856
5.13%, 09/18/2028	600,000	620,066
Government of Canada
4.63%, 04/30/2029	600,000	618,930
Japan Bank for International Cooperation
2.88%, 07/21/2027	600,000	590,663
4.63%, 07/19/2028	600,000	612,734
Japan International Cooperation Agency
4.00%, 05/23/2028	400,000	401,453
Oriental Republic of Uruguay
5.10%, 06/18/2050	200,000	192,900
5.75%, 10/28/2034	200,000	214,700
Republic of Chile
3.10%, 05/07/2041	200,000	154,250
3.10%, 01/22/2061	200,000	126,680
4.34%, 03/07/2042	200,000	178,760
Republic of Hungary
7.63%, 03/29/2041	100,000	120,506
Republic of Indonesia
3.05%, 03/12/2051	200,000	137,183
4.20%, 10/15/2050	200,000	167,995
4.65%, 09/20/2032	400,000	404,116
Republic of Italy
3.88%, 05/06/2051	200,000	148,428
Republic of Korea
4.50%, 07/03/2029	600,000	614,521

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Panama
3.30%, 01/19/2033	$ 200,000	$ 174,640
3.87%, 07/23/2060	200,000	135,200
4.50%, 04/01/2056	200,000	152,500
6.40%, 02/14/2035	200,000	210,090
Republic of Peru
2.78%, 12/01/2060	200,000	112,390
3.00%, 01/15/2034	200,000	174,040
8.75%, 11/21/2033	200,000	251,590
Republic of Philippines
3.70%, 02/02/2042	200,000	167,954
5.50%, 01/17/2048	200,000	205,255
5.90%, 02/04/2050	200,000	213,880
Republic of Poland
5.38%, 02/12/2035	200,000	209,064
5.50%, 03/18/2054	200,000	197,146
State of Israel
3.38%, 01/15/2050	200,000	137,702
5.50%, 03/12/2034	200,000	208,457
5.63%, 02/19/2035	200,000	210,538
United Mexican States
3.50%, 02/12/2034	200,000	173,450
3.77%, 05/24/2061	200,000	128,790
4.50%, 04/22/2029	200,000	200,650
4.75%, 03/08/2044	100,000	84,225
6.00%, 05/13/2030	400,000	420,920
6.00%, 05/07/2036	300,000	306,990
6.34%, 05/04/2053	200,000	198,450
6.35%, 02/09/2035	200,000	211,420
6.88%, 05/13/2037	200,000	216,650
7.38%, 05/13/2055	200,000	224,369
		10,844,101
Total Foreign Government Obligations (cost $13,755,561)		14,175,402
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	200,000	233,584
Board of Regents of the University of Texas System Revenue Bonds
4.79%, 08/15/2046	200,000	193,827
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	100,000	105,047
City of Atlanta GA Water & Wastewater Revenue Revenue Bonds
2.26%, 11/01/2035	200,000	168,802
City of New York NY General Obligation Bonds
5.26%, 10/01/2044	100,000	98,676
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	100,000	109,856
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	241,896
New York City Municipal Water Finance Authority Revenue Bonds
6.01%, 06/15/2042	200,000	211,547
Security Description	Shares or Principal Amount	Value

New York State Dormitory Authority Revenue Bonds
5.63%, 03/15/2039	$ 100,000	$ 102,959
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	170,000	112,000
4.93%, 10/01/2051	200,000	191,661
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	200,000	198,123
6.55%, 05/15/2048	200,000	216,887
State Board of Administration Finance Corp. Revenue Bonds
1.71%, 07/01/2027	28,000	27,023
7.55%, 04/01/2039	200,000	244,410
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	210,534
7.50%, 04/01/2034	200,000	235,266
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	82,892	84,678
6.63%, 02/01/2035	153,846	164,031
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	100,000	102,134
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	119,861
Total Municipal Securities (cost $3,278,608)		3,372,802
UNAFFILIATED INVESTMENT COMPANIES — 6.9%
iShares 10-20 Year Treasury Bond ETF	45,000	4,672,350
iShares 1-3 Year Treasury Bond ETF	125,000	10,372,500
iShares 20+ Year Treasury Bond ETF	70,000	6,320,300
iShares 3-7 Year Treasury Bond ETF	75,000	8,981,250
iShares 7-10 Year Treasury Bond ETF	85,000	8,232,250
Total Unaffiliated Investment Companies (cost $40,151,034)		38,578,650
Total Long-Term Investment Securities (cost $549,875,463)		544,794,109
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $2,061,882)	2,061,882	2,061,882
TOTAL INVESTMENTS (cost $551,937,345)	98.8%	546,855,991
Other assets less liabilities	1.2	6,406,103
NET ASSETS	100.0%	$553,262,094
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $654,626 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2025.
DAC—Designated Activity Company
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$195,776,742	$—	$195,776,742
U.S. Government & Agency Obligations	—	292,890,513	—	292,890,513
Foreign Government Obligations	—	14,175,402	—	14,175,402
Municipal Securities	—	3,372,802	—	3,372,802
Unaffiliated Investment Companies	38,578,650	—	—	38,578,650
Short-Term Investments	2,061,882	—	—	2,061,882
Total Investments at Value	$40,640,532	$506,215,459	$—	$546,855,991
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.0%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$ 200,000	$ 184,298
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	100,000	100,975
5.15%, 05/01/2030	200,000	205,727
6.30%, 05/01/2029	200,000	212,176
6.53%, 05/01/2034	100,000	110,647
General Dynamics Corp.
3.75%, 05/15/2028	200,000	199,717
L3Harris Technologies, Inc.
5.35%, 06/01/2034	150,000	155,627
5.40%, 01/15/2027	200,000	202,949
Lockheed Martin Corp.
5.25%, 01/15/2033	100,000	105,034
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	100,878
RTX Corp.
3.50%, 03/15/2027	400,000	397,083
4.13%, 11/16/2028	200,000	200,241
6.10%, 03/15/2034	100,000	109,887
		2,100,941
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	87,877
6.20%, 11/01/2028	200,000	210,869
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	99,778
BAT Capital Corp.
2.26%, 03/25/2028	200,000	191,307
3.56%, 08/15/2027	100,000	99,022
5.35%, 08/15/2032	100,000	103,466
6.42%, 08/02/2033	200,000	219,988
Bunge, Ltd. Finance Corp.
4.10%, 01/07/2028	200,000	200,411
Philip Morris International, Inc.
5.13%, 11/17/2027	200,000	204,035
5.13%, 02/15/2030	200,000	206,459
5.38%, 02/15/2033	200,000	208,286
5.63%, 11/17/2029	200,000	209,846
		2,041,344
Airlines — 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	60,700	58,850
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	202,121
United Airlines Pass-Through Trust
3.50%, 09/01/2031	65,059	62,521
5.88%, 04/15/2029	34,006	34,790
		358,282
Auto Manufacturers — 1.0%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	205,581
Ford Motor Co.
3.25%, 02/12/2032	200,000	174,412
6.10%, 08/19/2032	200,000	205,379
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	187,639
4.95%, 05/28/2027	200,000	200,162
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
5.11%, 05/03/2029	$ 200,000	$ 199,172
5.80%, 03/08/2029	200,000	203,528
6.80%, 05/12/2028	200,000	208,051
General Motors Financial Co., Inc.
3.10%, 01/12/2032	100,000	90,597
4.30%, 04/06/2029	200,000	199,322
4.90%, 10/06/2029	200,000	202,901
5.05%, 04/04/2028	200,000	203,388
5.35%, 01/07/2030	200,000	205,785
5.80%, 06/23/2028	200,000	207,149
5.90%, 01/07/2035	100,000	104,172
6.10%, 01/07/2034	100,000	105,674
Honda Motor Co., Ltd.
2.53%, 03/10/2027	400,000	391,913
4.69%, 07/08/2030	200,000	201,991
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	306,177
Toyota Motor Credit Corp.
4.35%, 10/08/2027	100,000	100,871
4.63%, 01/12/2028	400,000	405,779
4.65%, 01/05/2029	200,000	203,947
5.05%, 05/16/2029	100,000	103,192
5.35%, 01/09/2035	200,000	210,148
5.55%, 11/20/2030	100,000	106,146
		4,933,076
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd
4.65%, 09/13/2029	200,000	203,145
Lear Corp.
3.50%, 05/30/2030	100,000	95,994
3.80%, 09/15/2027	100,000	99,312
		398,451
Banks — 9.3%
Australia & New Zealand Banking Group, Ltd.
4.62%, 12/16/2029	250,000	255,538
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	200,000	206,841
Banco Santander SA
3.80%, 02/23/2028	200,000	197,999
4.38%, 04/12/2028	200,000	200,527
5.59%, 08/08/2028	400,000	414,516
6.94%, 11/07/2033	200,000	229,246
Bank of America Corp.
1.90%, 07/23/2031	400,000	358,392
2.48%, 09/21/2036	200,000	174,274
3.25%, 10/21/2027	500,000	493,388
3.42%, 12/20/2028	500,000	492,269
3.85%, 03/08/2037	200,000	187,640
4.27%, 07/23/2029	200,000	200,751
4.95%, 07/22/2028	500,000	506,708
4.98%, 01/24/2029	300,000	305,347
5.02%, 07/22/2033	400,000	409,510
5.43%, 08/15/2035	200,000	204,493
5.47%, 01/23/2035	300,000	313,390
5.52%, 10/25/2035	200,000	205,044
Bank of Montreal
4.70%, 09/14/2027	200,000	202,377
5.51%, 06/04/2031	200,000	210,869
Bank of New York Mellon Corp.
2.05%, 01/26/2027	400,000	391,157
4.94%, 02/11/2031	200,000	205,430

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.80%, 10/25/2028	$ 400,000	$ 413,458
5.83%, 10/25/2033	200,000	215,443
Bank of Nova Scotia
4.85%, 02/01/2030	200,000	204,370
5.13%, 02/14/2031	200,000	205,429
Barclays PLC
3.56%, 09/23/2035	200,000	187,758
4.34%, 01/10/2028	400,000	400,188
4.84%, 09/10/2028	400,000	404,213
5.34%, 09/10/2035	200,000	202,916
6.22%, 05/09/2034	200,000	215,547
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	200,000	203,914
5.26%, 04/08/2029	200,000	206,825
6.09%, 10/03/2033	100,000	108,820
Citibank, N.A.
4.91%, 05/29/2030	250,000	257,218
5.80%, 09/29/2028	500,000	524,163
Citigroup, Inc.
2.52%, 11/03/2032	200,000	177,859
2.57%, 06/03/2031	200,000	184,436
3.89%, 01/10/2028	400,000	398,456
4.41%, 03/31/2031	400,000	399,451
4.45%, 09/29/2027	300,000	300,952
5.33%, 03/27/2036	200,000	204,666
5.45%, 06/11/2035	200,000	207,575
6.02%, 01/24/2036	200,000	209,238
6.17%, 05/25/2034	200,000	212,400
6.27%, 11/17/2033	200,000	218,223
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	207,928
Cooperatieve Rabobank UA/NY
5.04%, 03/05/2027	400,000	405,918
Deutsche Bank AG
3.74%, 01/07/2033	200,000	184,586
5.37%, 01/10/2029	200,000	204,112
6.82%, 11/20/2029	200,000	213,566
7.08%, 02/10/2034	200,000	219,237
Discover Bank
2.70%, 02/06/2030	250,000	234,088
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	210,272
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	200,000	178,225
3.10%, 02/24/2033	200,000	183,499
3.50%, 11/16/2026	200,000	199,013
4.22%, 05/01/2029	200,000	200,085
4.48%, 08/23/2028	300,000	301,546
5.02%, 10/23/2035	400,000	402,713
5.22%, 04/23/2031	200,000	206,399
5.73%, 04/25/2030	200,000	208,996
5.85%, 04/25/2035	200,000	213,199
HSBC Holdings PLC
3.97%, 05/22/2030	400,000	394,702
4.04%, 03/13/2028	400,000	398,716
4.95%, 03/31/2030	200,000	205,000
5.29%, 11/19/2030	400,000	412,528
5.40%, 08/11/2033	200,000	207,679
6.16%, 03/09/2029	200,000	208,368
7.39%, 11/03/2028	400,000	423,478
7.40%, 11/13/2034	200,000	228,105
8.11%, 11/03/2033	200,000	234,573
Security Description	Shares or Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
5.27%, 01/15/2031	$ 200,000	$ 205,890
5.71%, 02/02/2035	100,000	103,976
ING Groep NV
4.25%, 03/28/2033	200,000	196,088
5.55%, 03/19/2035	200,000	208,359
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	278,831
2.55%, 11/08/2032	200,000	179,779
2.58%, 04/22/2032	200,000	182,318
2.96%, 05/13/2031	400,000	376,088
3.78%, 02/01/2028	500,000	497,844
4.32%, 04/26/2028	400,000	401,284
4.91%, 07/25/2033	200,000	203,930
4.95%, 10/22/2035	200,000	202,238
5.00%, 07/22/2030	200,000	205,191
5.04%, 01/23/2028	500,000	505,220
5.29%, 07/22/2035	200,000	206,813
5.30%, 07/24/2029	200,000	205,912
5.57%, 04/22/2036	200,000	210,824
5.72%, 09/14/2033	200,000	212,422
6.09%, 10/23/2029	200,000	210,781
8.75%, 09/01/2030	200,000	237,108
KeyCorp
5.12%, 04/04/2031	200,000	204,925
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	500,000	494,878
3.50%, 08/27/2027	2,000,000	1,994,767
4.63%, 03/18/2030	200,000	207,291
4.75%, 10/29/2030	500,000	522,607
Landwirtschaftliche Rentenbank
2.50%, 11/15/2027	600,000	586,326
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	200,867
5.68%, 01/05/2035	200,000	210,004
5.72%, 06/05/2030	200,000	209,246
M&T Bank Corp.
7.41%, 10/30/2029	200,000	216,513
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	356,036
5.35%, 09/13/2028	400,000	409,012
5.41%, 04/19/2034	200,000	209,900
5.62%, 04/24/2036	200,000	210,417
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	300,238
5.75%, 07/06/2034	200,000	212,736
5.78%, 07/06/2029	300,000	312,067
Morgan Stanley
2.70%, 01/22/2031	200,000	187,217
2.94%, 01/21/2033	400,000	364,085
3.63%, 01/20/2027	400,000	398,492
4.21%, 04/20/2028	500,000	500,471
5.16%, 04/20/2029	500,000	511,177
5.23%, 01/15/2031	400,000	412,955
5.32%, 07/19/2035	400,000	411,370
5.59%, 01/18/2036	200,000	209,457
5.83%, 04/19/2035	200,000	213,246
5.95%, 01/19/2038	200,000	209,675
Morgan Stanley VRS
3.59%, 07/22/2028(1)	500,000	494,752
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	306,410

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
NatWest Group PLC
5.52%, 09/30/2028	$ 200,000	$ 204,779
6.02%, 03/02/2034	200,000	214,600
Northern Trust Corp.
1.95%, 05/01/2030	200,000	182,671
Oesterreichische Kontrollbank AG
4.50%, 01/24/2030	200,000	205,834
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	413,924
5.58%, 01/29/2036	200,000	209,007
6.88%, 10/20/2034	400,000	452,959
Royal Bank of Canada
4.52%, 10/18/2028	200,000	201,762
4.65%, 10/18/2030	200,000	202,442
4.97%, 01/24/2029	200,000	203,353
5.00%, 02/01/2033	200,000	206,102
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	203,709
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	396,009
State Street Corp.
4.53%, 02/20/2029	200,000	201,884
4.99%, 03/18/2027	400,000	405,656
5.16%, 05/18/2034	200,000	206,957
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	470,189
3.04%, 07/16/2029	200,000	191,794
5.77%, 01/13/2033	400,000	427,260
Toronto-Dominion Bank
2.80%, 03/10/2027	200,000	196,794
4.46%, 06/08/2032	200,000	199,967
4.78%, 12/17/2029	200,000	204,388
4.99%, 04/05/2029	200,000	205,103
Truist Financial Corp.
5.12%, 01/26/2034	100,000	101,294
5.71%, 01/24/2035	200,000	209,625
5.87%, 06/08/2034	100,000	105,868
7.16%, 10/30/2029	200,000	216,172
UBS AG
7.50%, 02/15/2028	250,000	269,641
US Bancorp
4.55%, 07/22/2028	200,000	201,328
5.05%, 02/12/2031	200,000	205,090
5.68%, 01/23/2035	200,000	210,832
5.78%, 06/12/2029	200,000	207,725
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	379,257
3.53%, 03/24/2028	400,000	396,641
4.48%, 04/04/2031	400,000	402,347
4.90%, 07/25/2033	200,000	203,020
5.24%, 01/24/2031	400,000	413,993
5.39%, 04/24/2034	200,000	207,715
5.56%, 07/25/2034	400,000	420,048
5.57%, 07/25/2029	500,000	517,512
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	301,358
5.05%, 04/16/2029	200,000	206,736
6.82%, 11/17/2033	200,000	224,662
		46,831,795
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	$ 200,000	$ 206,735
Coca-Cola Co.
2.25%, 01/05/2032	200,000	179,796
3.38%, 03/25/2027	200,000	199,097
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	197,610
Diageo Capital PLC
2.00%, 04/29/2030	400,000	364,948
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	200,000	197,141
4.60%, 05/25/2028	200,000	201,098
4.60%, 05/15/2030	50,000	50,152
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	190,489
4.45%, 05/15/2028	200,000	202,993
5.00%, 07/23/2035	100,000	102,349
PepsiCo., Inc.
5.00%, 02/07/2035	200,000	205,362
		2,297,770
Biotechnology — 0.3%
Amgen, Inc.
3.35%, 02/22/2032	200,000	188,145
4.05%, 08/18/2029	200,000	199,079
5.15%, 03/02/2028	200,000	204,470
5.25%, 03/02/2033	100,000	103,547
Gilead Sciences, Inc.
4.80%, 11/15/2029	400,000	410,540
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	174,397
		1,280,178
Building Materials — 0.2%
Carrier Global Corp.
2.72%, 02/15/2030	100,000	93,830
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	205,807
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	95,450
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	87,417
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	102,288
Owens Corning
5.70%, 06/15/2034	100,000	105,268
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	100,000	102,779
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	96,668
		889,507
Chemicals — 0.3%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	200,000	194,050
2.05%, 05/15/2030	200,000	183,091
Dow Chemical Co.
4.80%, 11/30/2028	300,000	303,151
Eastman Chemical Co.
5.00%, 08/01/2029	200,000	203,631
Ecolab, Inc.
4.30%, 06/15/2028	100,000	100,702
4.80%, 03/24/2030	100,000	102,550

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
LYB International Finance II BV
3.50%, 03/02/2027	$ 200,000	$ 198,145
Nutrien, Ltd.
4.90%, 03/27/2028	100,000	101,715
5.40%, 06/21/2034	100,000	103,283
Sherwin-Williams Co.
2.30%, 05/15/2030	100,000	91,829
		1,582,147
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	300,000	263,674
Equifax, Inc.
4.80%, 09/15/2029	200,000	202,936
Global Payments, Inc.
3.20%, 08/15/2029	300,000	283,496
GXO Logistics, Inc.
6.25%, 05/06/2029	100,000	105,107
Moody's Corp.
3.25%, 01/15/2028	200,000	196,584
PayPal Holdings, Inc.
5.10%, 04/01/2035	150,000	153,175
President & Fellows of Harvard College
4.89%, 03/15/2030	50,000	51,661
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	187,046
S&P Global, Inc.
2.70%, 03/01/2029	200,000	191,461
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	199,416
Yale University
1.48%, 04/15/2030	50,000	44,846
		1,879,402
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	199,646
Apple, Inc.
1.40%, 08/05/2028	200,000	187,757
3.35%, 02/09/2027	400,000	397,812
3.35%, 08/08/2032	200,000	190,873
4.75%, 05/12/2035	200,000	204,408
Dell International LLC/EMC Corp.
4.75%, 04/01/2028	200,000	202,817
4.75%, 10/06/2032	100,000	99,715
5.30%, 10/01/2029	200,000	206,597
5.40%, 04/15/2034	100,000	103,047
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	101,032
5.25%, 07/01/2028	200,000	205,401
HP, Inc.
4.20%, 04/15/2032	200,000	194,378
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	100,895
International Business Machines Corp.
3.50%, 05/15/2029	200,000	196,002
4.65%, 02/10/2028	300,000	304,325
4.75%, 02/06/2033	100,000	101,701
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	91,129
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos, Inc.
4.38%, 05/15/2030	$ 200,000	$ 199,775
		3,287,310
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	200,000	203,353
4.60%, 03/01/2033	200,000	204,474
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	186,800
Haleon US Capital LLC
3.38%, 03/24/2027	250,000	247,781
Kenvue, Inc.
5.05%, 03/22/2028	200,000	204,140
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	180,358
3.95%, 01/26/2028	200,000	201,010
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	176,305
		1,604,221
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	144,836
3.30%, 01/30/2032	150,000	138,428
3.65%, 07/21/2027	150,000	148,630
5.75%, 06/06/2028	150,000	155,186
6.15%, 09/30/2030	150,000	160,552
6.45%, 04/15/2027	150,000	154,423
Air Lease Corp.
2.88%, 01/15/2032	50,000	44,770
3.25%, 10/01/2029	100,000	95,156
3.63%, 12/01/2027	100,000	98,518
5.85%, 12/15/2027	100,000	102,783
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	227,691
American Express Co.
4.42%, 08/03/2033	200,000	198,346
5.09%, 01/30/2031	200,000	206,096
5.10%, 02/16/2028	200,000	202,487
5.28%, 07/27/2029	200,000	206,068
5.67%, 04/25/2036	150,000	158,434
Ameriprise Financial, Inc.
5.70%, 12/15/2028	100,000	104,582
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	55,079
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	90,529
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	87,221
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	297,837
6.18%, 01/30/2036	100,000	104,216
6.38%, 06/08/2034	300,000	324,698
Cboe Global Markets, Inc.
3.65%, 01/12/2027	100,000	99,595
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	95,698
2.45%, 03/03/2027	100,000	97,992
2.90%, 03/03/2032	100,000	91,460
6.14%, 08/24/2034	100,000	108,943
6.20%, 11/17/2029	100,000	105,899

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/2030	$ 100,000	$ 90,067
CME Group, Inc.
3.75%, 06/15/2028	100,000	99,756
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	84,885
4.00%, 09/15/2027	100,000	100,102
4.60%, 03/15/2033	100,000	100,746
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	87,862
6.20%, 04/14/2034	50,000	52,472
Lazard Group LLC
4.50%, 09/19/2028	100,000	100,478
LPL Holdings, Inc.
6.75%, 11/17/2028	100,000	106,610
Mastercard, Inc.
4.85%, 03/09/2033	200,000	205,501
4.88%, 05/09/2034	100,000	102,319
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	104,905
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	189,384
2.61%, 07/14/2031	200,000	180,121
6.07%, 07/12/2028	200,000	209,096
Radian Group, Inc.
4.88%, 03/15/2027	100,000	100,288
Synchrony Financial
2.88%, 10/28/2031	100,000	88,786
Visa, Inc.
1.10%, 02/15/2031	200,000	173,204
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	49,978
		6,332,713
Electric — 2.4%
Ameren Corp.
5.38%, 03/15/2035	100,000	102,787
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	210,775
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	150,000	156,232
Black Hills Corp.
6.00%, 01/15/2035	100,000	106,493
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	204,605
5.05%, 03/01/2035	200,000	202,437
Connecticut Light & Power Co.
3.20%, 03/15/2027	200,000	197,969
4.95%, 08/15/2034	200,000	202,660
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	300,298
Consumers Energy Co.
3.80%, 11/15/2028	300,000	298,343
5.05%, 05/15/2035	200,000	203,878
Dominion Energy, Inc.
3.38%, 04/01/2030	50,000	48,068
4.60%, 05/15/2028	100,000	101,083
5.25%, 08/01/2033	200,000	204,882
6.63%, 05/15/2055	100,000	104,259
DTE Electric Co.
1.90%, 04/01/2028	400,000	380,937
5.25%, 05/15/2035	100,000	103,278
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Carolinas LLC
4.85%, 01/15/2034	$ 200,000	$ 203,002
4.95%, 01/15/2033	200,000	206,100
Duke Energy Corp.
4.30%, 03/15/2028	500,000	501,410
Entergy Corp.
1.90%, 06/15/2028	300,000	283,423
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	205,120
Evergy Kansas Central, Inc.
3.10%, 04/01/2027	300,000	296,566
Exelon Corp.
3.35%, 03/15/2032	200,000	187,178
5.15%, 03/15/2028	300,000	306,902
FirstEnergy Corp.
3.90%, 07/15/2027	200,000	198,749
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	180,183
Georgia Power Co.
4.95%, 05/17/2033	200,000	204,160
5.25%, 03/15/2034	200,000	206,441
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	102,079
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	197,535
4.02%, 11/01/2032	200,000	195,055
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	189,513
2.25%, 06/01/2030	200,000	183,242
4.69%, 09/01/2027	100,000	101,080
5.25%, 03/15/2034	200,000	205,480
5.45%, 03/15/2035	200,000	207,088
6.38%, 08/15/2055	50,000	52,041
6.70%, 09/01/2054	50,000	51,999
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	376,122
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	192,227
4.55%, 07/01/2030	200,000	198,730
6.40%, 06/15/2033	200,000	215,206
PacifiCorp
5.45%, 02/15/2034	200,000	205,606
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	198,795
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	175,395
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	202,420
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	201,380
Sempra
3.25%, 06/15/2027	200,000	196,693
5.50%, 08/01/2033	200,000	209,115
Southern California Edison Co.
5.20%, 06/01/2034	100,000	100,081
5.25%, 03/15/2030	100,000	102,357
5.45%, 03/01/2035	50,000	50,686
5.95%, 11/01/2032	200,000	211,029
Southern Co.
3.70%, 04/30/2030	300,000	292,935
5.50%, 03/15/2029	200,000	207,948
Union Electric Co.
5.20%, 04/01/2034	100,000	103,270

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Virginia Electric & Power Co.
5.15%, 03/15/2035	$ 200,000	$ 204,009
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	284,973
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	288,198
Xcel Energy, Inc.
5.60%, 04/15/2035	100,000	103,751
		11,914,256
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/2028	100,000	94,274
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	193,583
Amphenol Corp.
2.20%, 09/15/2031	100,000	88,753
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	102,100
Flex, Ltd.
5.25%, 01/15/2032	100,000	102,698
Honeywell International, Inc.
1.75%, 09/01/2031	100,000	86,873
2.50%, 11/01/2026	400,000	394,336
4.50%, 01/15/2034	100,000	99,173
Jabil, Inc.
3.95%, 01/12/2028	300,000	298,595
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	189,760
		1,555,871
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	299,726
5.00%, 04/01/2034	100,000	102,753
Veralto Corp.
5.35%, 09/18/2028	100,000	103,330
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	92,901
Waste Management, Inc.
3.15%, 11/15/2027	200,000	196,892
4.15%, 04/15/2032	100,000	98,814
4.80%, 03/15/2032	100,000	102,204
		996,620
Food — 0.6%
Kellanova
3.40%, 11/15/2027	400,000	395,333
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	202,205
General Mills, Inc.
3.20%, 02/10/2027	400,000	395,621
Hershey Co.
1.70%, 06/01/2030	200,000	179,565
J.M. Smucker Co.
4.25%, 03/15/2035	200,000	188,932
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	200,000	179,110
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	199,069
Security Description	Shares or Principal Amount	Value

Food (continued)
Kroger Co.
4.50%, 01/15/2029	$ 200,000	$ 202,175
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	199,906
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	193,578
Sysco Corp.
5.10%, 09/23/2030	200,000	206,177
The Campbell's Company
5.40%, 03/21/2034	100,000	102,714
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	200,127
		2,844,512
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	189,650
Gas — 0.2%
National Fuel Gas Co.
4.75%, 09/01/2028	200,000	201,517
NiSource, Inc.
3.60%, 05/01/2030	200,000	194,060
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	200,000	195,534
Southern California Gas Co.
2.55%, 02/01/2030	200,000	187,462
		778,573
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	100,000	91,198
Healthcare-Products — 0.3%
Abbott Laboratories
3.75%, 11/30/2026	283,000	282,807
Baxter International, Inc.
2.54%, 02/01/2032	200,000	174,852
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	50,000	51,818
5.91%, 11/22/2032	200,000	215,249
Solventum Corp.
5.40%, 03/01/2029	139,000	143,758
Stryker Corp.
4.85%, 02/10/2030	100,000	102,565
5.20%, 02/10/2035	100,000	103,061
Thermo Fisher Scientific, Inc.
5.09%, 08/10/2033	200,000	207,277
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	180,356
		1,461,743
Healthcare-Services — 0.8%
Advocate Health & Hospitals Corp.
3.83%, 08/15/2028	50,000	49,771
Centene Corp.
3.00%, 10/15/2030	200,000	178,428
4.63%, 12/15/2029	200,000	194,013
Cigna Group
2.38%, 03/15/2031	200,000	180,136
2.40%, 03/15/2030	100,000	92,476
4.38%, 10/15/2028	200,000	201,255
CommonSpirit Health
3.35%, 10/01/2029	100,000	96,501
5.21%, 12/01/2031	200,000	206,396

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Elevance Health, Inc.
2.88%, 09/15/2029	$ 200,000	$ 190,449
4.95%, 11/01/2031	200,000	204,024
5.50%, 10/15/2032	100,000	105,197
HCA, Inc.
3.50%, 09/01/2030	200,000	192,157
4.13%, 06/15/2029	200,000	198,591
5.45%, 09/15/2034	100,000	102,892
5.63%, 09/01/2028	200,000	206,325
Humana, Inc.
1.35%, 02/03/2027	100,000	96,536
5.38%, 04/15/2031	200,000	206,571
Kaiser Foundation Hospitals
3.15%, 05/01/2027	60,000	59,353
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	100,000	99,119
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	101,007
UnitedHealth Group, Inc.
2.95%, 10/15/2027	100,000	98,253
3.85%, 06/15/2028	200,000	199,329
4.50%, 04/15/2033	100,000	99,171
4.90%, 04/15/2031	200,000	205,030
5.00%, 04/15/2034	100,000	101,747
5.15%, 07/15/2034	150,000	154,164
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	200,487
		4,019,378
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	53,883
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	105,888
Kimberly-Clark Corp.
1.05%, 09/15/2027	200,000	190,381
		296,269
Insurance — 0.8%
Allstate Corp.
1.45%, 12/15/2030	100,000	86,664
Aon Corp.
2.80%, 05/15/2030	200,000	188,037
Aon North America, Inc.
5.45%, 03/01/2034	100,000	104,189
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	203,990
Assurant, Inc.
2.65%, 01/15/2032	100,000	87,935
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	105,075
Athene Holding, Ltd.
6.65%, 02/01/2033	100,000	108,649
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	93,239
Brighthouse Financial, Inc.
3.70%, 06/22/2027	100,000	98,440
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	96,646
Chubb INA Holdings, Inc.
1.38%, 09/15/2030	200,000	175,383
Security Description	Shares or Principal Amount	Value

Insurance (continued)
CNA Financial Corp.
3.90%, 05/01/2029	$ 100,000	$ 98,731
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	101,605
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	100,883
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	104,412
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	187,957
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	100,427
First American Financial Corp.
2.40%, 08/15/2031	100,000	87,055
Globe Life, Inc.
4.80%, 06/15/2032	100,000	100,449
Jackson Financial, Inc.
5.17%, 06/08/2027	100,000	100,946
Lincoln National Corp.
3.40%, 01/15/2031	100,000	94,572
Loews Corp.
3.20%, 05/15/2030	100,000	95,721
Manulife Financial Corp.
2.48%, 05/19/2027	100,000	97,723
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	100,000	90,986
4.85%, 11/15/2031	200,000	204,415
MetLife, Inc.
5.38%, 07/15/2033	200,000	210,775
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	90,641
Progressive Corp.
3.00%, 03/15/2032	100,000	92,337
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	49,806
5.75%, 07/15/2033	200,000	215,992
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	107,046
Willis North America, Inc.
2.95%, 09/15/2029	100,000	94,949
		3,775,675
Internet — 0.5%
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030	200,000	207,033
Alphabet, Inc.
4.50%, 05/15/2035	200,000	199,449
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	179,881
3.15%, 08/22/2027	400,000	395,698
4.80%, 12/05/2034	200,000	206,233
AppLovin Corp.
5.13%, 12/01/2029	200,000	204,146
Expedia Group, Inc.
3.80%, 02/15/2028	400,000	396,890
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	201,933
4.75%, 08/15/2034	200,000	200,928
Netflix, Inc.
6.38%, 05/15/2029	200,000	214,759
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	200,550
		2,607,500

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.3%
Apollo Debt Solutions BDC
6.90%, 04/13/2029	$ 50,000	$ 52,354
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,216
5.80%, 03/08/2032	50,000	50,567
7.00%, 01/15/2027	100,000	102,705
Ares Strategic Income Fund
6.20%, 03/21/2032	100,000	102,047
Blackstone Private Credit Fund
4.00%, 01/15/2029	100,000	97,160
6.25%, 01/25/2031	100,000	103,707
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	47,194
5.30%, 06/30/2030	50,000	49,990
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	50,661
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,911
7.75%, 09/16/2027	100,000	104,562
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,403
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	50,754
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,764
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	52,114
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	50,000	51,438
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	51,389
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	51,311
		1,308,247
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	50,000	55,684
Nucor Corp.
4.65%, 06/01/2030	100,000	101,717
Steel Dynamics, Inc.
5.25%, 05/15/2035	100,000	102,578
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	193,180
		453,159
Lodging — 0.1%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	50,850
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	102,841
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	97,083
Marriott International, Inc.
4.63%, 06/15/2030	100,000	101,094
5.30%, 05/15/2034	100,000	102,647
Sands China, Ltd.
5.40%, 08/08/2028	200,000	204,084
		658,599
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	100,000	101,422
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
4.70%, 11/15/2029	$ 100,000	$ 102,600
5.00%, 05/14/2027	200,000	203,349
		407,371
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	201,415
Deere & Co.
5.45%, 01/16/2035	100,000	105,495
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	106,389
John Deere Capital Corp.
2.80%, 09/08/2027	400,000	392,810
2.80%, 07/18/2029	200,000	191,536
4.95%, 07/14/2028	100,000	102,679
5.15%, 09/08/2033	100,000	104,727
nVent Finance SARL
2.75%, 11/15/2031	100,000	89,764
Otis Worldwide Corp.
2.57%, 02/15/2030	200,000	186,733
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	105,843
		1,587,391
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	179,390
6.10%, 06/01/2029	300,000	313,611
Comcast Corp.
2.65%, 02/01/2030	300,000	280,857
3.30%, 02/01/2027	300,000	297,395
4.15%, 10/15/2028	300,000	300,470
5.30%, 06/01/2034	200,000	205,267
Fox Corp.
4.71%, 01/25/2029	200,000	202,489
Paramount Global
4.20%, 06/01/2029	200,000	195,875
Walt Disney Co.
2.65%, 01/13/2031	200,000	186,309
		2,161,663
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	207,445
5.30%, 02/21/2035	100,000	103,676
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	109,815
Rio Tinto Finance USA PLC
4.88%, 03/14/2030	100,000	102,647
5.25%, 03/14/2035	100,000	103,448
		627,031
Miscellaneous Manufacturing — 0.1%
3M Co.
2.38%, 08/26/2029	200,000	187,779
Eaton Corp.
4.15%, 03/15/2033	100,000	98,643
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	97,174
Textron, Inc.
6.10%, 11/15/2033	100,000	108,185
		491,781

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National — 2.7%
African Development Bank
3.50%, 09/18/2029	$ 300,000	$ 297,573
4.63%, 01/04/2027	200,000	201,906
Asian Development Bank
1.75%, 09/19/2029	200,000	185,927
3.13%, 08/20/2027	500,000	495,264
3.75%, 04/25/2028	300,000	300,718
4.00%, 01/12/2033	500,000	500,441
4.38%, 01/14/2028	400,000	406,219
4.50%, 08/25/2028	300,000	306,831
Asian Infrastructure Investment Bank
4.25%, 03/13/2034	400,000	405,533
Corp. Andina de Fomento
4.13%, 06/30/2028	200,000	200,836
European Bank for Reconstruction & Development
4.13%, 01/25/2029	300,000	304,004
European Investment Bank
3.75%, 11/15/2029	300,000	300,467
3.88%, 03/15/2028	500,000	502,669
4.00%, 02/15/2029	300,000	303,074
4.13%, 02/13/2034	200,000	201,312
4.25%, 08/16/2032	100,000	101,795
4.38%, 03/19/2027	600,000	605,298
4.50%, 03/14/2030	300,000	309,246
4.63%, 02/12/2035	300,000	311,762
4.75%, 06/15/2029	300,000	310,722
Inter-American Development Bank
0.63%, 09/16/2027	500,000	472,736
1.13%, 07/20/2028	300,000	280,622
1.50%, 01/13/2027	600,000	584,159
3.50%, 04/12/2033	400,000	386,549
4.50%, 02/15/2030	200,000	206,055
International Bank for Reconstruction & Development
0.75%, 11/24/2027	2,000,000	1,885,425
3.13%, 06/15/2027	2,000,000	1,982,630
4.38%, 08/27/2035	200,000	203,338
4.63%, 01/15/2032	500,000	519,597
International Finance Corp.
3.88%, 07/02/2030	200,000	201,106
4.50%, 01/21/2028	400,000	407,190
		13,681,004
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/2031	150,000	139,851
Oil & Gas — 1.0%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	200,000	182,050
3.02%, 01/16/2027	500,000	494,654
5.23%, 11/17/2034	200,000	206,906
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034*	100,000	101,867
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	202,687
4.50%, 10/15/2032	200,000	202,019
ConocoPhillips Co.
4.70%, 01/15/2030	200,000	203,991
Coterra Energy, Inc.
4.38%, 03/15/2029	200,000	199,783
Devon Energy Corp.
5.20%, 09/15/2034	100,000	99,314
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Diamondback Energy, Inc.
3.13%, 03/24/2031	$ 200,000	$ 185,919
EQT Corp.
5.70%, 04/01/2028	200,000	206,536
Expand Energy Corp.
5.70%, 01/15/2035	100,000	102,940
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	190,518
3.48%, 03/19/2030	200,000	195,567
Helmerich & Payne, Inc.
5.50%, 12/01/2034	50,000	49,248
Hess Corp.
7.88%, 10/01/2029	100,000	113,335
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	200,168
6.25%, 01/15/2035	50,000	52,275
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	296,830
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	101,278
6.13%, 01/01/2031	200,000	210,655
Ovintiv, Inc.
6.50%, 08/15/2034	50,000	53,080
Phillips 66 Co.
5.30%, 06/30/2033	100,000	102,953
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	180,135
Shell International Finance BV
3.88%, 11/13/2028	300,000	299,836
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	103,949
Valero Energy Corp.
4.00%, 04/01/2029	200,000	198,386
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	49,614
		4,786,493
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	104,628
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035	50,000	51,708
Berry Global, Inc.
5.65%, 01/15/2034	100,000	104,457
Sonoco Products Co.
4.60%, 09/01/2029	200,000	201,291
WRKCo., Inc.
4.20%, 06/01/2032	200,000	194,492
		656,576
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	250,000	241,489
4.50%, 05/14/2035	100,000	98,285
4.65%, 03/15/2028	200,000	203,005
4.80%, 03/15/2027	200,000	202,033
5.05%, 03/15/2034	100,000	102,873
Astrazeneca Finance LLC
4.80%, 02/26/2027	200,000	202,343
AstraZeneca PLC
1.38%, 08/06/2030	200,000	176,827
Becton Dickinson & Co.
5.11%, 02/08/2034	100,000	102,143

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	$ 200,000	$ 195,367
3.45%, 11/15/2027	400,000	396,847
4.90%, 02/22/2029	200,000	205,251
5.20%, 02/22/2034	100,000	103,888
Cardinal Health, Inc.
4.50%, 09/15/2030	25,000	25,135
5.00%, 11/15/2029	300,000	308,223
Cencora, Inc.
4.85%, 12/15/2029	200,000	204,397
CVS Health Corp.
1.30%, 08/21/2027	200,000	190,028
3.25%, 08/15/2029	200,000	192,290
4.30%, 03/25/2028	300,000	300,404
5.13%, 02/21/2030	200,000	205,388
5.25%, 02/21/2033	100,000	102,579
5.40%, 06/01/2029	200,000	206,965
Eli Lilly & Co.
4.25%, 03/15/2031	50,000	50,078
4.70%, 02/09/2034	100,000	101,174
4.90%, 02/12/2032	200,000	206,669
5.10%, 02/12/2035	200,000	207,053
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	400,000	399,613
Johnson & Johnson
2.90%, 01/15/2028	400,000	393,157
4.95%, 06/01/2034	200,000	210,931
McKesson Corp.
4.95%, 05/30/2032	100,000	102,593
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	177,320
3.40%, 03/07/2029	200,000	196,042
4.95%, 09/15/2035	100,000	101,587
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	198,821
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	202,091
4.65%, 05/19/2030	200,000	204,090
Pfizer, Inc.
1.75%, 08/18/2031	200,000	176,048
2.63%, 04/01/2030	200,000	188,318
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	204,400
Viatris, Inc.
2.70%, 06/22/2030	100,000	90,462
		7,376,207
Pipelines — 0.9%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	51,786
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	182,711
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	199,564
DCP Midstream Operating LP
5.13%, 05/15/2029	200,000	204,370
Enbridge, Inc.
5.70%, 03/08/2033	200,000	210,659
6.00%, 11/15/2028	200,000	210,269
Energy Transfer LP
5.50%, 06/01/2027	200,000	203,210
6.40%, 12/01/2030	200,000	216,440
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.55%, 12/01/2033	$ 200,000	$ 218,558
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	189,391
5.35%, 01/31/2033	200,000	209,278
Kinder Morgan, Inc.
5.20%, 06/01/2033	100,000	102,433
7.80%, 08/01/2031	200,000	231,985
MPLX LP
4.95%, 09/01/2032	200,000	200,568
5.40%, 09/15/2035	100,000	100,413
ONEOK, Inc.
6.05%, 09/01/2033	100,000	105,958
6.10%, 11/15/2032	200,000	213,970
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	193,526
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	200,068
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	100,000	101,017
Targa Resources Corp.
6.13%, 03/15/2033	100,000	106,580
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	189,343
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	197,104
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	195,361
Williams Cos., Inc.
2.60%, 03/15/2031	200,000	181,672
5.15%, 03/15/2034	100,000	101,570
		4,517,804
Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	50,000	50,222
Brookfield Finance, Inc.
5.68%, 01/15/2035	50,000	51,921
		102,143
Real Estate — 0.0%
CBRE Services, Inc.
5.95%, 08/15/2034	100,000	106,932
REITS — 1.3%
Agree LP
2.60%, 06/15/2033	50,000	43,079
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	84,269
2.75%, 12/15/2029	100,000	93,703
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	103,257
American Tower Corp.
3.55%, 07/15/2027	200,000	197,997
3.80%, 08/15/2029	200,000	196,343
5.55%, 07/15/2033	200,000	209,399
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	104,101
Boston Properties LP
3.25%, 01/30/2031	100,000	93,053
4.50%, 12/01/2028	100,000	100,128
5.75%, 01/15/2035	100,000	102,257
Brixmor Operating Partnership LP
2.50%, 08/16/2031	100,000	89,073

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Camden Property Trust
4.10%, 10/15/2028	$ 100,000	$ 100,157
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	175,359
3.30%, 07/01/2030	200,000	189,555
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	97,668
EPR Properties
4.95%, 04/15/2028	100,000	100,933
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	103,706
Equinix, Inc.
3.90%, 04/15/2032	100,000	96,143
ERP Operating LP
4.15%, 12/01/2028	100,000	100,313
Essex Portfolio LP
4.00%, 03/01/2029	100,000	99,195
Extra Space Storage LP
2.35%, 03/15/2032	100,000	86,900
5.70%, 04/01/2028	100,000	103,257
Federal Realty OP LP
3.25%, 07/15/2027	100,000	98,419
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	89,758
5.25%, 02/15/2033	25,000	24,985
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	94,595
5.25%, 12/15/2032	100,000	102,834
Highwoods Realty LP
4.13%, 03/15/2028	100,000	98,783
Host Hotels & Resorts LP
3.38%, 12/15/2029	100,000	95,110
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	100,000	85,119
Kilroy Realty LP
4.25%, 08/15/2029	100,000	97,625
Kimco Realty OP LLC
6.40%, 03/01/2034	100,000	110,317
LXP Industrial Trust
2.38%, 10/01/2031	100,000	86,852
Mid-America Apartments LP
3.60%, 06/01/2027	100,000	99,381
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	98,838
Omega Healthcare Investors, Inc.
4.75%, 01/15/2028	100,000	100,613
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	89,027
Piedmont Operating Partnership LP
9.25%, 07/20/2028	100,000	110,661
Prologis LP
3.88%, 09/15/2028	100,000	99,709
4.75%, 06/15/2033	100,000	101,037
5.00%, 01/31/2035	100,000	101,260
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	94,181
2.25%, 11/09/2031	100,000	88,725
Realty Income Corp.
3.25%, 01/15/2031	100,000	94,779
4.70%, 12/15/2028	100,000	101,742
5.13%, 02/15/2034	100,000	102,452
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.63%, 10/13/2032	$ 50,000	$ 53,013
Regency Centers LP
3.70%, 06/15/2030	100,000	97,632
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	92,090
Simon Property Group LP
2.45%, 09/13/2029	100,000	94,005
2.65%, 07/15/2030	100,000	93,355
2.65%, 02/01/2032	100,000	89,694
Store Capital LLC
2.75%, 11/18/2030	100,000	90,988
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	94,675
UDR, Inc.
2.10%, 08/01/2032	100,000	85,453
Ventas Realty LP
3.85%, 04/01/2027	100,000	99,530
5.00%, 01/15/2035	50,000	50,135
VICI Properties LP
5.13%, 05/15/2032	100,000	100,804
Welltower OP LLC
2.70%, 02/15/2027	100,000	98,388
2.80%, 06/01/2031	100,000	92,275
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	197,187
WP Carey, Inc.
3.85%, 07/15/2029	100,000	98,249
		6,464,120
Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/2032	100,000	93,341
AutoZone, Inc.
6.55%, 11/01/2033	100,000	111,613
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	361,581
Dollar General Corp.
5.20%, 07/05/2028	200,000	204,531
Genuine Parts Co.
2.75%, 02/01/2032	100,000	87,941
Home Depot, Inc.
3.90%, 12/06/2028	200,000	200,102
4.50%, 09/15/2032	200,000	202,796
4.75%, 06/25/2029	200,000	204,789
4.95%, 06/25/2034	100,000	102,350
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	187,267
1.70%, 10/15/2030	200,000	176,456
3.65%, 04/05/2029	200,000	196,687
McDonald's Corp.
3.60%, 07/01/2030	200,000	195,269
4.40%, 02/12/2031	25,000	25,097
4.60%, 05/15/2030	200,000	203,192
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	199,020
Starbucks Corp.
2.55%, 11/15/2030	200,000	184,648
3.55%, 08/15/2029	100,000	98,082
Target Corp.
3.38%, 04/15/2029	300,000	294,037

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Walmart, Inc.
3.70%, 06/26/2028	$ 200,000	$ 200,088
4.10%, 04/15/2033	200,000	199,075
		3,727,962
Semiconductors — 0.7%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	281,581
Broadcom, Inc.
2.45%, 02/15/2031	200,000	182,266
3.42%, 04/15/2033	200,000	186,495
3.47%, 04/15/2034	200,000	183,192
4.80%, 10/15/2034	100,000	100,479
5.20%, 07/15/2035	200,000	206,017
Intel Corp.
2.45%, 11/15/2029	200,000	186,133
3.75%, 08/05/2027	200,000	198,365
5.20%, 02/10/2033	200,000	203,688
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	191,960
Microchip Technology, Inc.
5.05%, 02/15/2030	100,000	102,011
Micron Technology, Inc.
5.80%, 01/15/2035	100,000	105,588
5.88%, 09/15/2033	100,000	106,493
NVIDIA Corp.
2.00%, 06/15/2031	200,000	179,854
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	200,000	177,739
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	187,418
4.65%, 05/20/2035	200,000	200,713
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	206,291
TSMC Arizona Corp.
3.88%, 04/22/2027	300,000	299,330
		3,485,613
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	200,000	188,072
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/2030	200,000	186,514
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	94,671
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	100,399
Concentrix Corp.
6.60%, 08/02/2028	100,000	104,171
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	88,951
Fiserv, Inc.
3.50%, 07/01/2029	200,000	192,460
5.15%, 08/12/2034	100,000	99,275
5.45%, 03/02/2028	200,000	203,805
Intuit, Inc.
1.35%, 07/15/2027	300,000	287,783
Microsoft Corp.
3.30%, 02/06/2027	200,000	198,887
Oracle Corp.
2.80%, 04/01/2027	400,000	392,630
Security Description	Shares or Principal Amount	Value

Software (continued)
4.30%, 07/08/2034	$ 100,000	$ 93,722
4.45%, 09/26/2030	200,000	198,348
4.70%, 09/27/2034	200,000	192,088
5.20%, 09/26/2035	200,000	196,961
6.25%, 11/09/2032	200,000	214,264
Paychex, Inc.
5.60%, 04/15/2035	100,000	104,464
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	174,561
Synopsys, Inc.
4.65%, 04/01/2028	400,000	404,511
VMware, Inc.
3.90%, 08/21/2027	300,000	299,253
Workday, Inc.
3.70%, 04/01/2029	200,000	197,160
		4,024,878
Telecommunications — 1.0%
AT&T, Inc.
2.30%, 06/01/2027	300,000	291,600
2.55%, 12/01/2033	200,000	169,865
4.10%, 02/15/2028	200,000	199,643
5.38%, 08/15/2035	100,000	102,519
5.40%, 02/15/2034	200,000	206,847
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/2032	100,000	86,059
British Telecommunications PLC
9.63%, 12/15/2030	100,000	122,338
Cisco Systems, Inc.
4.85%, 02/26/2029	200,000	204,973
4.95%, 02/26/2031	200,000	206,760
5.05%, 02/26/2034	100,000	103,089
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,667
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	180,844
Orange SA
9.00%, 03/01/2031	100,000	121,019
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	203,654
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	322,311
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	97,201
3.75%, 04/15/2027	400,000	397,750
3.88%, 04/15/2030	200,000	195,900
5.05%, 07/15/2033	200,000	203,362
5.15%, 04/15/2034	200,000	204,228
Verizon Communications, Inc.
2.36%, 03/15/2032	200,000	174,881
2.55%, 03/21/2031	200,000	181,632
4.33%, 09/21/2028	400,000	402,148
4.50%, 08/10/2033	200,000	196,511
5.25%, 04/02/2035	200,000	202,285
Vodafone Group PLC
4.38%, 05/30/2028	200,000	202,623
		5,097,709
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	150,000	144,700
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	170,363

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
CSX Corp.
4.25%, 03/15/2029	$ 200,000	$ 201,287
FedEx Corp.
3.10%, 08/05/2029	200,000	191,905
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	105,981
Ryder System, Inc.
6.30%, 12/01/2028	150,000	158,919
6.60%, 12/01/2033	50,000	55,632
Union Pacific Corp.
3.95%, 09/10/2028	200,000	199,769
5.10%, 02/20/2035	100,000	102,893
United Parcel Service, Inc.
3.40%, 03/15/2029	200,000	196,301
		1,527,750
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	87,279
6.90%, 05/01/2034	50,000	56,274
		143,553
Water — 0.0%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	195,567
Total Corporate Bonds & Notes (cost $168,660,817)		170,598,313
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.2%
U.S. Government — 52.6%
United States Treasury Bonds
5.38%, 02/15/2031	1,000,000	1,077,578
6.25%, 05/15/2030	1,500,000	1,659,141
United States Treasury Notes
0.50%, 04/30/2027 to 10/31/2027	5,680,000	5,381,452
0.63%, 03/31/2027 to 08/15/2030	7,000,000	6,176,133
0.88%, 11/15/2030	2,300,000	2,003,336
1.00%, 07/31/2028	2,000,000	1,865,234
1.13%, 02/28/2027 to 02/15/2031	8,290,000	7,748,813
1.25%, 11/30/2026 to 08/15/2031	26,200,000	24,440,800
1.38%, 10/31/2028 to 11/15/2031	11,000,000	10,024,804
1.50%, 01/31/2027 to 11/30/2028	5,470,000	5,204,958
1.63%, 11/30/2026 to 05/15/2031	6,200,000	5,728,036
1.75%, 12/31/2026 to 01/31/2029	9,000,000	8,662,851
1.88%, 02/28/2027 to 02/15/2032	7,000,000	6,573,008
2.25%, 02/15/2027	1,300,000	1,276,895
2.38%, 05/15/2027 to 05/15/2029	4,300,000	4,154,207
2.50%, 03/31/2027	2,000,000	1,968,281
2.63%, 05/31/2027 to 07/31/2029	8,000,000	7,765,000
2.75%, 04/30/2027 to 08/15/2032	6,260,000	6,120,561
2.88%, 05/15/2028 to 05/15/2032	7,000,000	6,746,329
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,915,703
3.25%, 06/30/2029	2,000,000	1,973,047
3.38%, 09/15/2027 to 05/15/2033	4,370,000	4,256,525
3.50%, 04/30/2028 to 04/30/2030	10,500,000	10,438,594
3.63%, 03/31/2028 to 09/30/2031	12,140,000	12,093,585
3.75%, 06/30/2027 to 08/31/2031	13,000,000	13,018,125
3.88%, 09/30/2029 to 08/15/2034	8,000,000	7,966,406
4.00%, 01/15/2027 to 02/15/2034	12,000,000	12,086,523
4.13%, 01/31/2027 to 03/31/2032	24,500,000	24,793,750
4.25%, 11/30/2026 to 08/15/2035	23,032,000	23,303,630
4.38%, 08/31/2028 to 05/15/2034	16,000,000	16,401,132
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.50%, 04/15/2027 to 11/15/2033	$ 8,000,000	$ 8,244,063
4.63%, 11/15/2026 to 02/15/2035	9,500,000	9,737,784
		263,806,284
U.S. Government Agency — 0.6%
Federal Farm Credit Bank
1.50%, 03/30/2028	500,000	474,681
Federal Home Loan Bank
0.83%, 02/10/2027	200,000	192,842
2.50%, 12/10/2027	500,000	488,746
3.25%, 06/09/2028 to 11/16/2028	1,500,000	1,485,885
4.38%, 09/08/2028	500,000	510,205
4.75%, 03/10/2034	200,000	208,119
		3,360,478
Total U.S. Government & Agency Obligations (cost $267,412,229)		267,166,762
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	404,370
4.50%, 02/15/2029	200,000	203,577
		607,947
Regional(State/Province) — 0.5%
Province of Alberta Canada
4.50%, 06/26/2029	300,000	307,218
Province of British Columbia Canada
4.70%, 01/24/2028	200,000	204,106
4.80%, 06/11/2035	200,000	205,393
4.90%, 04/24/2029	200,000	207,317
Province of Ontario Canada
1.60%, 02/25/2031	400,000	355,676
2.00%, 10/02/2029	200,000	187,042
3.70%, 09/17/2029	200,000	199,349
Province of Quebec Canada
4.50%, 04/03/2029	200,000	204,721
4.63%, 08/28/2035	100,000	101,577
7.50%, 09/15/2029	200,000	226,228
		2,198,627
Sovereign — 1.8%
Export Development Canada
3.88%, 02/14/2028	200,000	200,953
4.13%, 02/13/2029	300,000	304,058
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	207,126
5.00%, 01/11/2028	200,000	204,619
5.13%, 01/11/2033	200,000	210,504
Government of Canada
4.63%, 04/30/2029	300,000	309,465
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	349,374
2.88%, 07/21/2027	500,000	492,219
4.63%, 07/19/2028	300,000	306,367
Japan International Cooperation Agency
3.25%, 05/25/2027	500,000	495,131
Panama Government International Bond
3.88%, 03/17/2028	200,000	195,950
Republic of Chile
2.55%, 07/27/2033	200,000	173,230
Republic of Indonesia
3.50%, 01/11/2028	200,000	197,785

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
3.55%, 03/31/2032	$ 200,000	$ 189,972
4.75%, 09/10/2034	200,000	201,020
Republic of Italy
2.88%, 10/17/2029	200,000	191,455
Republic of Panama
3.16%, 01/23/2030	200,000	187,230
7.50%, 03/01/2031	200,000	221,400
Republic of Peru
2.78%, 01/23/2031	200,000	184,710
3.00%, 01/15/2034	200,000	174,040
Republic of Philippines
3.00%, 02/01/2028	400,000	390,861
5.25%, 05/14/2034	200,000	209,307
6.38%, 01/15/2032	200,000	222,050
Republic of Poland
4.88%, 02/12/2030	200,000	206,146
5.38%, 02/12/2035	200,000	209,064
Republic of Uruguay
4.38%, 01/23/2031	200,000	202,020
State of Israel
2.75%, 07/03/2030	200,000	186,207
5.38%, 02/19/2030	200,000	207,238
5.50%, 03/12/2034	200,000	208,457
Svensk Exportkredit AB
3.75%, 09/13/2027	600,000	600,324
United Mexican States
2.66%, 05/24/2031	200,000	178,760
4.50%, 04/22/2029	200,000	200,650
4.75%, 04/27/2032	200,000	196,900
5.00%, 05/07/2029	200,000	203,560
5.85%, 07/02/2032	200,000	206,700
6.00%, 05/13/2030	200,000	210,460
6.35%, 02/09/2035	200,000	211,420
		9,046,732
Total Foreign Government Obligations (cost $11,692,983)		11,853,306
MUNICIPAL SECURITIES — 0.2%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	150,000	148,592
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	150,000	157,442
State of California General Obligation Bonds
6.00%, 03/01/2033	200,000	220,924
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	50,000	53,310
Security Description	Shares or Principal Amount	Value

State of Oregon General Obligation Bonds
5.89%, 06/01/2027	$ 55,190	$ 56,209
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	60,000	61,280
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	125,596	129,619
Total Municipal Securities (cost $804,460)		827,376
UNAFFILIATED INVESTMENT COMPANIES — 8.7%
iShares 1-3 Year Treasury Bond ETF	135,000	11,202,300
iShares 3-7 Year Treasury Bond ETF	150,000	17,962,500
iShares 7-10 Year Treasury Bond ETF	150,000	14,527,500
Total Unaffiliated Investment Companies (cost $44,186,123)		43,692,300
Total Long-Term Investment Securities (cost $492,756,612)		494,138,057
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(2) (cost $2,280,073)	2,280,073	2,280,073
TOTAL INVESTMENTS (cost $495,036,685)	98.9%	496,418,130
Other assets less liabilities	1.1	5,377,367
NET ASSETS	100.0%	$501,795,497
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $153,256 representing 0.0% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The rate shown is the 7-day yield as of October 31, 2025.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$170,598,313	$—	$170,598,313
U.S. Government & Agency Obligations	—	267,166,762	—	267,166,762
Foreign Government Obligations	—	11,853,306	—	11,853,306
Municipal Securities	—	827,376	—	827,376
Unaffiliated Investment Companies	43,692,300	—	—	43,692,300
Short-Term Investments	2,280,073	—	—	2,280,073
Total Investments at Value	$45,972,373	$450,445,757	$—	$496,418,130
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Aerospace/Defense — 0.9%
General Dynamics Corp.	31,500	$ 10,864,350
Agriculture — 1.1%
Altria Group, Inc.	229,700	12,950,486
Airlines — 0.9%
Delta Air Lines, Inc.	70,700	4,056,766
Southwest Airlines Co.	72,300	2,190,690
United Airlines Holdings, Inc.†	44,200	4,156,568
		10,404,024
Auto Manufacturers — 2.5%
Cummins, Inc.	15,730	6,884,706
Ford Motor Co.	532,700	6,994,351
General Motors Co.	131,200	9,064,608
PACCAR, Inc.	71,600	7,045,440
		29,989,105
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	25,700	1,104,072
Banks — 20.7%
Bank of America Corp.	702,100	37,527,245
Bank of New York Mellon Corp.	77,300	8,342,989
Citigroup, Inc.	168,700	17,077,501
Citizens Financial Group, Inc.	43,100	2,192,497
Comerica, Inc.	9,300	711,450
Commerce Bancshares, Inc.	12,600	663,138
Cullen/Frost Bankers, Inc.	4,900	603,386
East West Bancorp, Inc.	13,000	1,320,800
Fifth Third Bancorp	54,300	2,259,966
First Citizens BancShares, Inc., Class A	1,210	2,208,032
First Horizon Corp.	35,900	766,824
Goldman Sachs Group, Inc.	33,570	26,499,151
JPMorgan Chase & Co.	214,600	66,766,352
M&T Bank Corp.	12,600	2,316,762
Morgan Stanley	173,900	28,519,600
Northern Trust Corp.	22,500	2,895,075
PNC Financial Services Group, Inc.	37,900	6,918,645
Popular, Inc.	1,800	200,646
Regions Financial Corp.	87,000	2,105,400
State Street Corp.	33,200	3,839,912
Truist Financial Corp.	88,200	3,936,366
US Bancorp	108,800	5,078,784
Webster Financial Corp.	16,500	941,160
Wells Fargo & Co.	329,100	28,621,827
Western Alliance Bancorp	7,200	556,920
Zions Bancorp NA	8,500	442,935
		253,313,363
Beverages — 1.8%
Coca-Cola Consolidated, Inc.	10,500	1,368,990
Keurig Dr Pepper, Inc.	185,200	5,030,032
Molson Coors Beverage Co., Class B	24,000	1,049,280
PepsiCo, Inc.	103,200	15,076,488
		22,524,790
Biotechnology — 4.0%
Amgen, Inc.	61,600	18,383,288
Bio-Rad Laboratories, Inc., Class A†	1,400	447,370
Corteva, Inc.	93,000	5,713,920
Exelixis, Inc.†	37,100	1,434,657
Gilead Sciences, Inc.	136,200	16,315,398
Halozyme Therapeutics, Inc.†	14,200	925,698
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Roivant Sciences, Ltd.†	86,200	$ 1,723,138
Royalty Pharma PLC, Class A	32,500	1,220,050
United Therapeutics Corp.†	5,180	2,307,327
		48,470,846
Building Materials — 0.2%
Carlisle Cos., Inc.	2,800	910,140
Masco Corp.	29,800	1,929,848
Mohawk Industries, Inc.†	1,800	204,552
		3,044,540
Chemicals — 0.6%
Albemarle Corp.	8,900	874,247
CF Industries Holdings, Inc.	22,100	1,840,709
Mosaic Co.	40,100	1,100,745
PPG Industries, Inc.	28,800	2,815,200
RPM International, Inc.	8,400	917,952
		7,548,853
Commercial Services — 0.7%
ADT, Inc.	87,900	777,036
H&R Block, Inc.	15,600	775,944
United Rentals, Inc.	8,250	7,187,235
		8,740,215
Computers — 1.9%
CACI International, Inc., Class A†	2,740	1,540,565
Cognizant Technology Solutions Corp., Class A	67,200	4,897,536
Dell Technologies, Inc., Class C	46,300	7,501,063
Genpact, Ltd.	23,700	904,155
HP, Inc.	61,400	1,698,938
Leidos Holdings, Inc.	17,500	3,333,225
NetApp, Inc.	25,400	2,991,612
		22,867,094
Distribution/Wholesale — 0.2%
LKQ Corp.	32,600	1,041,896
WESCO International, Inc.	6,300	1,635,039
		2,676,935
Diversified Financial Services — 1.5%
Ally Financial, Inc.	26,600	1,036,602
Ameriprise Financial, Inc.	10,940	4,953,304
Invesco, Ltd.	29,300	694,410
Raymond James Financial, Inc.	23,600	3,744,612
SEI Investments Co.	14,600	1,176,906
Stifel Financial Corp.	10,000	1,184,300
Synchrony Financial	44,700	3,324,786
T. Rowe Price Group, Inc.	21,500	2,204,395
Voya Financial, Inc.	4,900	364,854
		18,684,169
Electric — 3.3%
AES Corp.	53,700	744,819
DTE Energy Co.	26,300	3,564,702
Duke Energy Corp.	84,400	10,490,920
Evergy, Inc.	31,400	2,411,834
FirstEnergy Corp.	67,700	3,102,691
NRG Energy, Inc.	23,400	4,021,524
OGE Energy Corp.	22,200	979,908
PPL Corp.	93,700	3,421,924
Public Service Enterprise Group, Inc.	59,700	4,809,432

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Southern Co.	54,500	$ 5,125,180
WEC Energy Group, Inc.	15,200	1,698,296
		40,371,230
Electrical Components & Equipment — 0.1%
Acuity, Inc.	4,100	1,496,705
Electronics — 0.3%
Allegion PLC	10,800	1,790,316
TD SYNNEX Corp.	11,300	1,768,337
		3,558,653
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	14,600	3,897,324
Engineering & Construction — 0.1%
TopBuild Corp.†	3,910	1,651,897
Food — 2.3%
Albertsons Cos., Inc., Class A	76,300	1,349,747
Hormel Foods Corp.	11,900	256,921
Ingredion, Inc.	8,700	1,004,067
J.M. Smucker Co.	2,900	300,295
Kraft Heinz Co.	137,100	3,390,483
Kroger Co.	90,100	5,733,063
Lamb Weston Holdings, Inc.	9,100	561,743
Mondelez International, Inc., Class A	152,000	8,733,920
Sysco Corp.	66,200	4,917,336
Tyson Foods, Inc., Class A	39,100	2,010,131
		28,257,706
Gas — 0.1%
National Fuel Gas Co.	11,500	907,465
Hand/Machine Tools — 0.2%
Snap-on, Inc.	7,100	2,382,405
Healthcare-Products — 1.7%
GE HealthCare Technologies, Inc.	34,400	2,578,280
Medtronic PLC	174,800	15,854,360
Zimmer Biomet Holdings, Inc.	27,100	2,725,176
		21,157,816
Healthcare-Services — 3.3%
Cigna Group	36,500	8,920,965
DaVita, Inc.†	10,300	1,225,906
HCA Healthcare, Inc.	38,020	17,477,034
Humana, Inc.	9,100	2,531,529
Labcorp Holdings, Inc.	11,300	2,869,748
Quest Diagnostics, Inc.	15,100	2,656,845
Tenet Healthcare Corp.†	12,700	2,622,423
Universal Health Services, Inc., Class B	8,900	1,931,389
		40,235,839
Home Builders — 1.1%
D.R. Horton, Inc.	22,500	3,354,300
Lennar Corp., Class A	17,200	2,128,844
NVR, Inc.†	350	2,523,787
PulteGroup, Inc.	29,900	3,584,113
Toll Brothers, Inc.	11,300	1,524,935
		13,115,979
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.5%
Avery Dennison Corp.	5,100	$ 891,939
Kimberly-Clark Corp.	45,300	5,422,863
		6,314,802
Insurance — 7.4%
Aflac, Inc.	62,600	6,710,094
Allstate Corp.	17,300	3,313,296
American Financial Group, Inc.	7,800	1,027,104
Arch Capital Group, Ltd.	35,100	3,029,481
Assurant, Inc.	5,900	1,249,148
Axis Capital Holdings, Ltd.	9,300	871,038
Chubb, Ltd.	45,900	12,711,546
Cincinnati Financial Corp.	18,000	2,782,620
Equitable Holdings, Inc.	38,000	1,877,200
Everest Group, Ltd.	5,000	1,572,600
Fidelity National Financial, Inc.	25,700	1,419,668
Globe Life, Inc.	5,300	697,003
Hartford Insurance Group, Inc.	32,700	4,060,686
Loews Corp.	24,400	2,429,264
Markel Group, Inc.†	1,040	2,053,511
MetLife, Inc.	79,400	6,337,708
Old Republic International Corp.	28,500	1,124,610
Primerica, Inc.	3,800	987,506
Principal Financial Group, Inc.	25,900	2,176,636
Progressive Corp.	49,700	10,238,200
Prudential Financial, Inc.	34,900	3,629,600
Reinsurance Group of America, Inc.	6,100	1,113,006
RenaissanceRe Holdings, Ltd.	5,500	1,397,495
Travelers Cos., Inc.	39,400	10,583,628
Unum Group	18,100	1,328,902
W.R. Berkley Corp.	43,600	3,110,424
Willis Towers Watson PLC	10,000	3,131,000
		90,962,974
Internet — 1.1%
CDW Corp.	9,900	1,577,763
eBay, Inc.	62,800	5,106,268
Expedia Group, Inc.	16,500	3,630,000
Gen Digital, Inc.	84,500	2,227,420
Match Group, Inc.	33,200	1,073,688
		13,615,139
Iron/Steel — 0.8%
Nucor Corp.	31,500	4,726,575
Reliance, Inc.	6,600	1,864,038
Steel Dynamics, Inc.	23,700	3,716,160
		10,306,773
Lodging — 0.1%
MGM Resorts International†	37,000	1,185,110
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,800	1,084,952
Machinery-Diversified — 0.6%
AGCO Corp.	10,100	1,041,916
CNH Industrial NV	158,300	1,660,567
Dover Corp.	11,900	2,159,374
Middleby Corp.†	7,200	894,456
Regal Rexnord Corp.	8,500	1,197,565
Toro Co.	2,700	201,771
		7,155,649
Media — 3.2%
Comcast Corp., Class A	405,600	11,289,876

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	37,400	$ 2,417,910
News Corp., Class A	51,500	1,364,750
Walt Disney Co.	211,100	23,774,082
		38,846,618
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	15,100	1,598,637
Mining — 1.0%
Alcoa Corp.	17,000	625,430
Newmont Corp.	141,100	11,424,867
		12,050,297
Miscellaneous Manufacturing — 1.3%
3M Co.	72,600	12,087,900
A.O. Smith Corp.	15,600	1,029,444
Donaldson Co., Inc.	15,600	1,314,300
Textron, Inc.	24,900	2,012,169
		16,443,813
Oil & Gas — 5.3%
Antero Resources Corp.†	23,300	720,203
APA Corp.	27,000	611,550
EOG Resources, Inc.	74,400	7,874,496
Exxon Mobil Corp.	321,400	36,755,304
HF Sinclair Corp.	25,400	1,310,640
Ovintiv, Inc.	35,100	1,316,601
Phillips 66	55,600	7,569,384
Range Resources Corp.	32,500	1,155,375
Valero Energy Corp.	42,400	7,189,344
		64,502,897
Oil & Gas Services — 0.8%
Baker Hughes Co.	125,500	6,075,455
Halliburton Co.	55,200	1,481,568
TechnipFMC PLC	49,300	2,038,555
		9,595,578
Packaging & Containers — 0.5%
Ball Corp.	37,800	1,776,600
Crown Holdings, Inc.	15,800	1,535,444
Packaging Corp. of America	11,400	2,231,664
		5,543,708
Pharmaceuticals — 9.5%
AbbVie, Inc.	96,300	20,997,252
Cardinal Health, Inc.	27,700	5,284,329
Cencora, Inc.	26,400	8,918,184
CVS Health Corp.	144,700	11,308,305
Henry Schein, Inc.†	16,500	1,042,800
Jazz Pharmaceuticals PLC†	6,900	949,716
Johnson & Johnson	276,700	52,260,329
Merck & Co., Inc.	164,000	14,100,720
Viatris, Inc.	75,800	785,288
		115,646,923
Pipelines — 0.7%
Antero Midstream Corp.	65,300	1,126,425
Kinder Morgan, Inc.	303,100	7,938,189
		9,064,614
Private Equity — 0.2%
Carlyle Group, Inc.	41,400	2,207,448
Security Description	Shares or Principal Amount	Value

Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	6,000	$ 1,830,540
Retail — 3.4%
AutoNation, Inc.†	8,400	1,678,908
Best Buy Co., Inc.	13,800	1,133,532
BJ's Wholesale Club Holdings, Inc.†	8,600	759,036
Darden Restaurants, Inc.	8,800	1,585,320
Dillard's, Inc., Class A	880	528,071
Dollar General Corp.	16,600	1,637,756
Dollar Tree, Inc.†	24,600	2,438,352
Gap, Inc.	47,200	1,078,520
Genuine Parts Co.	18,900	2,406,159
Lithia Motors, Inc.	3,200	1,005,056
Lowe's Cos., Inc.	82,300	19,598,099
Penske Automotive Group, Inc.	9,100	1,456,637
Ulta Beauty, Inc.†	5,690	2,958,117
Williams-Sonoma, Inc.	15,600	3,031,704
		41,295,267
Semiconductors — 2.4%
ON Semiconductor Corp.†	26,800	1,342,144
QUALCOMM, Inc.	149,800	27,098,820
Skyworks Solutions, Inc.	4,000	310,880
		28,751,844
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,900	1,577,898
Software — 0.2%
Dropbox, Inc., Class A†	27,900	809,100
Twilio, Inc., Class A†	11,500	1,551,120
		2,360,220
Telecommunications — 6.4%
AT&T, Inc.	975,200	24,136,200
Cisco Systems, Inc.	428,600	31,334,946
Verizon Communications, Inc.	575,100	22,854,474
		78,325,620
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	15,100	1,152,281
Transportation — 1.8%
CSX Corp.	238,100	8,576,362
Expeditors International of Washington, Inc.	18,700	2,279,530
FedEx Corp.	15,500	3,934,210
Norfolk Southern Corp.	26,500	7,509,570
		22,299,672
Total Common Stocks (cost $902,139,151)		1,193,935,135
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
iShares Russell 1000 Value ETF (cost $21,114,648)	102,300	20,927,511
Total Long-Term Investment Securities (cost $923,253,799)		1,214,862,646

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $5,698,455)	5,698,455	$ 5,698,455
TOTAL INVESTMENTS (cost $928,952,254)	99.9%	1,220,561,101
Other assets less liabilities	0.1	833,850
NET ASSETS	100.0%	$1,221,394,951
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,193,935,135	$—	$—	$1,193,935,135
Unaffiliated Investment Companies	20,927,511	—	—	20,927,511
Short-Term Investments	5,698,455	—	—	5,698,455
Total Investments at Value	$1,220,561,101	$—	$—	$1,220,561,101
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 4.7%
Melrose Industries PLC	746,406	$ 6,134,341
QinetiQ Group PLC	1,086,740	6,844,154
		12,978,495
Apparel — 1.3%
Crocs, Inc.†	18,597	1,519,189
Dr. Martens PLC	1,833,943	2,190,008
		3,709,197
Banks — 16.2%
Atlantic Union Bankshares Corp.	141,214	4,592,279
Camden National Corp.	71,996	2,746,648
Columbia Banking System, Inc.	267,260	7,162,568
First Bancorp	93,946	4,560,139
First Commonwealth Financial Corp.	175,591	2,684,786
First Interstate BancSystem, Inc., Class A	172,629	5,394,656
German American Bancorp, Inc.	87,734	3,381,268
Peoples Bancorp, Inc.	38,087	1,089,288
Seacoast Banking Corp. of Florida	98,821	2,994,276
SouthState Bank Corp.	70,668	6,264,718
TriCo Bancshares	80,511	3,561,002
Washington Trust Bancorp, Inc.	28,761	783,450
		45,215,078
Building Materials — 1.5%
American Woodmark Corp.†	20,128	1,282,757
Louisiana-Pacific Corp.	23,712	2,065,552
UFP Industries, Inc.	7,728	711,981
		4,060,290
Chemicals — 4.4%
Ashland, Inc.	18,901	924,259
Avient Corp.	160,042	5,132,547
Elementis PLC	2,885,495	6,231,868
		12,288,674
Commercial Services — 1.4%
Babcock International Group PLC	194,040	3,092,062
WillScot Holdings Corp.	29,832	648,846
		3,740,908
Distribution/Wholesale — 1.1%
Resideo Technologies, Inc.†	71,462	3,058,574
Diversified Financial Services — 3.8%
Bread Financial Holdings, Inc.	78,834	4,938,950
Piper Sandler Cos.	4,139	1,321,417
Victory Capital Holdings, Inc., Class A	70,444	4,386,548
		10,646,915
Electric — 1.1%
Black Hills Corp.	23,127	1,466,946
IDACORP, Inc.	12,213	1,575,721
		3,042,667
Electrical Components & Equipment — 0.3%
EnerSys	7,233	912,515
Electronics — 7.4%
Benchmark Electronics, Inc.	136,231	5,969,643
Brady Corp., Class A	31,040	2,356,246
Knowles Corp.†	178,848	4,222,601
Oxford Instruments PLC	23,283	578,704
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TTM Technologies, Inc.†	6,192	$ 416,102
Vontier Corp.	180,786	6,960,261
		20,503,557
Hand/Machine Tools — 0.7%
MSA Safety, Inc.	12,030	1,889,071
Healthcare-Products — 3.1%
Bruker Corp.	58,127	2,263,465
Envista Holdings Corp.†	315,902	6,428,606
		8,692,071
Home Builders — 0.4%
Century Communities, Inc.	4,680	277,992
M/I Homes, Inc.†	2,089	261,522
Meritage Homes Corp.	6,016	406,441
Taylor Morrison Home Corp.†	4,497	266,537
		1,212,492
Insurance — 6.9%
CNO Financial Group, Inc.	195,055	7,806,101
Hanover Insurance Group, Inc.	11,943	2,040,820
Horace Mann Educators Corp.	171,209	7,654,754
Selective Insurance Group, Inc.	24,263	1,827,975
TWFG, Inc.†	476	11,595
		19,341,245
Investment Companies — 0.8%
Rosebank Industries PLC†	483,010	2,195,474
Iron/Steel — 2.3%
Commercial Metals Co.	109,654	6,509,061
Leisure Time — 1.5%
BRP, Inc.	19,799	1,241,963
Brunswick Corp.	45,415	3,002,386
		4,244,349
Lodging — 2.7%
Boyd Gaming Corp.	48,286	3,760,031
Hilton Grand Vacations, Inc.†	64,301	2,665,277
Wyndham Hotels & Resorts, Inc.	16,424	1,206,014
		7,631,322
Machinery-Diversified — 6.5%
Gates Industrial Corp. PLC†	280,475	6,192,888
Middleby Corp.†	27,164	3,374,584
Mueller Water Products, Inc., Class A	136,667	3,506,875
Regal Rexnord Corp.	36,308	5,115,434
		18,189,781
Metal Fabricate/Hardware — 4.1%
Ryerson Holding Corp.	125,329	2,764,758
Valmont Industries, Inc.	20,900	8,640,687
		11,405,445
Miscellaneous Manufacturing — 0.6%
Senior PLC	678,294	1,698,388
Office Furnishings — 0.5%
HNI Corp.	31,795	1,301,051
Oil & Gas — 0.8%
Whitecap Resources, Inc.	283,886	2,113,130
Oil & Gas Services — 4.0%
Hunting PLC	464,496	2,083,861
Liberty Energy, Inc.	268,860	4,869,055

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Select Water Solutions, Inc.	343,132	$ 3,966,606
TechnipFMC PLC	6,511	269,230
		11,188,752
Real Estate — 0.7%
McGrath RentCorp	18,806	2,020,517
REITS — 2.8%
Alexander & Baldwin, Inc.	117,891	1,882,719
Independence Realty Trust, Inc.	163,757	2,608,649
Kite Realty Group Trust	90,074	1,994,238
STAG Industrial, Inc.	36,754	1,406,576
		7,892,182
Retail — 4.4%
Bath & Body Works, Inc.	31,776	777,876
Cracker Barrel Old Country Store, Inc.	21,174	713,564
Gap, Inc.	308,695	7,053,681
Group 1 Automotive, Inc.	3,361	1,336,132
La-Z-Boy, Inc.	74,792	2,370,906
		12,252,159
Savings & Loans — 2.1%
WSFS Financial Corp.	110,821	5,772,666
Semiconductors — 4.2%
MKS, Inc.	60,130	8,641,283
Onto Innovation, Inc.†	22,244	3,002,050
		11,643,333
Software — 3.0%
ACI Worldwide, Inc.†	177,228	8,441,370
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 2.2%
Mattel, Inc.†	326,231	$ 5,996,126
Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	7,158	322,969
RXO, Inc.†	131,076	2,323,977
		2,646,946
Total Long-Term Investment Securities (cost $246,307,997)		274,433,801
SHORT-TERM INVESTMENTS — 1.5%
U.S. Government Agency — 1.5%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025	$4,264,000	4,262,629
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1)	51,929	51,929
Total Short-Term Investments (cost $4,315,043)		4,314,558
TOTAL INVESTMENTS (cost $250,623,040)	100.0%	278,748,359
Other assets less liabilities	(0.0)	(41,244)
NET ASSETS	100.0%	$278,707,115
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$274,433,801	$—	$—	$274,433,801
Short-Term Investments:
U.S. Government Agency	—	4,262,629	—	4,262,629
Other Short-Term Investments	51,929	—	—	51,929
Total Investments at Value	$274,485,730	$4,262,629	$—	$278,748,359
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.0%
General Dynamics Corp.	956	$ 329,724
General Electric Co.	16,068	4,964,209
Howmet Aerospace, Inc.	1,785	367,621
L3Harris Technologies, Inc.	1,122	324,370
Lockheed Martin Corp.	690	339,397
RTX Corp.	1,998	356,643
		6,681,964
Agriculture — 1.5%
Altria Group, Inc.	56,557	3,188,684
Archer-Daniels-Midland Co.	26,733	1,618,148
		4,806,832
Airlines — 0.5%
United Airlines Holdings, Inc.†	18,006	1,693,284
Apparel — 0.5%
Deckers Outdoor Corp.†	8,269	673,923
Tapestry, Inc.	8,751	961,035
		1,634,958
Auto Manufacturers — 3.7%
Ford Motor Co.	217,321	2,853,425
General Motors Co.	51,699	3,571,884
Tesla, Inc.†	12,553	5,731,197
		12,156,506
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	3,305	272,828
BorgWarner, Inc.	4,459	191,558
		464,386
Banks — 4.0%
Bank of New York Mellon Corp.	10,351	1,117,183
Citigroup, Inc.	13,697	1,386,547
Goldman Sachs Group, Inc.	493	389,159
JPMorgan Chase & Co.	10,312	3,208,270
Morgan Stanley	4,862	797,368
State Street Corp.	15,822	1,829,973
Wells Fargo & Co.	51,531	4,481,651
		13,210,151
Beverages — 0.3%
Monster Beverage Corp.†	4,937	329,940
PepsiCo, Inc.	5,276	770,771
		1,100,711
Biotechnology — 3.8%
Amgen, Inc.	13,209	3,941,962
Biogen, Inc.†	8,077	1,246,039
Corteva, Inc.	11,472	704,840
Exelixis, Inc.†	11,487	444,202
Gilead Sciences, Inc.	33,732	4,040,756
Halozyme Therapeutics, Inc.†	6,340	413,304
Illumina, Inc.†	3,172	391,869
Incyte Corp.†	4,818	450,387
Regeneron Pharmaceuticals, Inc.	605	394,339
Royalty Pharma PLC, Class A	8,352	313,534
		12,341,232
Security Description	Shares or Principal Amount	Value

Building Materials — 0.1%
Johnson Controls International PLC	2,922	$ 334,248
Trane Technologies PLC	267	119,789
		454,037
Chemicals — 0.3%
CF Industries Holdings, Inc.	9,005	750,026
NewMarket Corp.	310	238,049
Solstice Advanced Materials, Inc.†	365	16,451
		1,004,526
Commercial Services — 1.3%
ADT, Inc.	26,745	236,426
Cintas Corp.	3,695	677,183
PayPal Holdings, Inc.†	47,713	3,305,079
Robert Half, Inc.	5,181	135,690
		4,354,378
Computers — 8.0%
Accenture PLC, Class A	1,290	322,629
Apple, Inc.	79,970	21,621,489
Cognizant Technology Solutions Corp., Class A	4,465	325,410
DXC Technology Co.†	9,400	133,480
Genpact, Ltd.	8,334	317,942
HP, Inc.	20,451	565,879
Western Digital Corp.	19,339	2,904,911
		26,191,740
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	31,100	2,396,255
Procter & Gamble Co.	7,593	1,141,759
		3,538,014
Distribution/Wholesale — 0.8%
Fastenal Co.	38,630	1,589,625
WW Grainger, Inc.	912	892,848
		2,482,473
Diversified Financial Services — 3.1%
Charles Schwab Corp.	3,305	312,389
Mastercard, Inc., Class A	9,428	5,204,162
SEI Investments Co.	5,386	434,165
Synchrony Financial	6,975	518,801
T. Rowe Price Group, Inc.	12,249	1,255,890
Visa, Inc., Class A	5,915	2,015,477
Western Union Co.	16,901	157,686
XP, Inc., Class A	16,659	303,527
		10,202,097
Electric — 1.9%
American Electric Power Co., Inc.	6,158	740,561
Consolidated Edison, Inc.	3,223	313,953
Duke Energy Corp.	2,855	354,877
Edison International	9,100	503,958
Exelon Corp.	7,241	333,955
NRG Energy, Inc.	10,264	1,763,971
Southern Co.	5,603	526,906
Vistra Corp.	6,148	1,157,668
WEC Energy Group, Inc.	3,362	375,636
		6,071,485
Electronics — 0.3%
Allegion PLC	4,785	793,209
Honeywell International, Inc.	1,463	294,546
		1,087,755

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.1%
EMCOR Group, Inc.	492	$ 332,484
Environmental Control — 0.1%
Republic Services, Inc.	1,357	282,582
Food — 0.8%
Albertsons Cos., Inc., Class A	16,049	283,907
Ingredion, Inc.	2,482	286,448
Kroger Co.	33,908	2,157,566
		2,727,921
Gas — 0.0%
UGI Corp.	3,931	131,413
Healthcare-Products — 1.9%
Abbott Laboratories	15,885	1,963,704
Boston Scientific Corp.†	5,025	506,118
IDEXX Laboratories, Inc.†	3,767	2,371,364
Insulet Corp.†	932	291,725
Medtronic PLC	6,716	609,141
Waters Corp.†	1,041	363,934
		6,105,986
Healthcare-Services — 0.4%
HCA Healthcare, Inc.	781	359,010
Medpace Holdings, Inc.†	1,155	675,571
Universal Health Services, Inc., Class B	1,651	358,284
		1,392,865
Home Builders — 0.2%
D.R. Horton, Inc.	1,740	259,399
NVR, Inc.†	37	266,801
		526,200
Insurance — 2.8%
Allstate Corp.	1,552	297,239
American International Group, Inc.	30,121	2,378,354
Assured Guaranty, Ltd.	2,399	193,312
Axis Capital Holdings, Ltd.	3,927	367,803
Berkshire Hathaway, Inc., Class B†	7,044	3,363,792
Globe Life, Inc.	2,438	320,621
Hartford Insurance Group, Inc.	6,601	819,712
MGIC Investment Corp.	12,081	331,261
Old Republic International Corp.	7,765	306,407
RenaissanceRe Holdings, Ltd.	2,080	528,507
Unum Group	4,186	307,336
		9,214,344
Internet — 17.5%
Alphabet, Inc., Class A	26,071	7,330,904
Alphabet, Inc., Class C	36,365	10,248,384
Amazon.com, Inc.†	46,904	11,454,895
AppLovin Corp., Class A†	3,176	2,024,160
Booking Holdings, Inc.	732	3,716,906
eBay, Inc.	3,803	309,222
Etsy, Inc.†	3,993	247,566
Expedia Group, Inc.	6,069	1,335,180
F5, Inc.†	1,667	421,834
Lyft, Inc., Class A†	19,218	393,200
Match Group, Inc.	13,596	439,695
Meta Platforms, Inc., Class A	15,205	9,858,162
Netflix, Inc.†	3,654	4,088,314
Robinhood Markets, Inc., Class A†	350	51,373
Security Description	Shares or Principal Amount	Value

Internet (continued)
Uber Technologies, Inc.†	42,439	$ 4,095,364
VeriSign, Inc.	4,480	1,074,304
		57,089,463
Lodging — 0.1%
Boyd Gaming Corp.	2,958	230,340
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	730	421,400
Oshkosh Corp.	3,350	413,021
		834,421
Machinery-Diversified — 0.1%
Toro Co.	5,165	385,980
Media — 0.9%
Comcast Corp., Class A	68,102	1,895,619
Fox Corp., Class A	11,704	756,664
Walt Disney Co.	2,690	302,948
		2,955,231
Mining — 1.0%
Newmont Corp.	39,576	3,204,469
Oil & Gas — 1.6%
APA Corp.	16,433	372,207
EOG Resources, Inc.	29,849	3,159,218
Exxon Mobil Corp.	14,116	1,614,306
		5,145,731
Packaging & Containers — 0.2%
Crown Holdings, Inc.	5,918	575,111
Pharmaceuticals — 4.5%
AbbVie, Inc.	17,471	3,809,377
Bristol-Myers Squibb Co.	75,863	3,495,008
Cardinal Health, Inc.	13,281	2,533,616
Cencora, Inc.	1,014	342,539
Eli Lilly & Co.	2,539	2,190,802
Johnson & Johnson	6,403	1,209,335
McKesson Corp.	807	654,751
Pfizer, Inc.	12,538	309,062
		14,544,490
Pipelines — 0.6%
Cheniere Energy, Inc.	8,749	1,854,788
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	1,279	390,210
REITS — 1.3%
Mid-America Apartment Communities, Inc.	147	18,850
Prologis, Inc.	7,861	975,471
Rayonier, Inc.	8,111	179,010
Simon Property Group, Inc.	3,658	642,930
Sun Communities, Inc.	6,531	826,825
VICI Properties, Inc.	58,796	1,763,292
		4,406,378
Retail — 2.9%
AutoZone, Inc.†	102	374,792
Bath & Body Works, Inc.	11,154	273,050
Best Buy Co., Inc.	10,719	880,459
Dollar General Corp.	11,855	1,169,614
Dollar Tree, Inc.†	10,819	1,072,379
Home Depot, Inc.	762	289,248
Lowe's Cos., Inc.	8,372	1,993,624

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lululemon Athletica, Inc.†	1,900	$ 324,026
Macy's, Inc.	14,151	275,803
O'Reilly Automotive, Inc.†	2,977	281,148
TJX Cos., Inc.	2,397	335,915
Ulta Beauty, Inc.†	2,461	1,279,425
Williams-Sonoma, Inc.	4,262	828,277
		9,377,760
Semiconductors — 15.4%
Advanced Micro Devices, Inc.†	1,849	473,566
Broadcom, Inc.	21,475	7,937,804
Cirrus Logic, Inc.†	2,677	355,104
KLA Corp.	2,583	3,122,175
Lam Research Corp.	5,174	814,698
Micron Technology, Inc.	15,411	3,448,520
NVIDIA Corp.	142,982	28,952,425
QUALCOMM, Inc.	24,853	4,495,908
Skyworks Solutions, Inc.	7,116	553,056
		50,153,256
Software — 11.3%
Adobe, Inc.†	11,352	3,863,199
Autodesk, Inc.†	982	295,916
Cadence Design Systems, Inc.†	887	300,418
DocuSign, Inc.†	9,966	728,913
Dropbox, Inc., Class A†	7,121	206,509
Electronic Arts, Inc.	4,919	984,095
Intuit, Inc.	4,993	3,333,077
Microsoft Corp.	44,395	22,988,175
Oracle Corp.	2,435	639,455
Palantir Technologies, Inc., Class A†	7,204	1,444,186
Pegasystems, Inc.	4,555	289,926
RingCentral, Inc., Class A†	4,195	126,354
Salesforce, Inc.	1,278	332,804
Teradata Corp.†	4,987	103,979
Zoom Communications, Inc.†	13,423	1,170,888
		36,807,894
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.5%
AT&T, Inc.	117,810	$ 2,915,797
Cisco Systems, Inc.	23,518	1,719,401
Millicom International Cellular SA	1,999	94,173
Ubiquiti, Inc.	221	173,967
		4,903,338
Transportation — 0.2%
Ryder System, Inc.	1,925	325,768
Union Pacific Corp.	1,458	321,299
		647,067
Total Long-Term Investment Securities (cost $257,298,152)		323,696,251
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agency — 0.9%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025	$2,846,000	2,845,084
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1)	63,031	63,031
Total Short-Term Investments (cost $2,908,439)		2,908,115
TOTAL INVESTMENTS (cost $260,206,591)	100.0%	326,604,366
Other assets less liabilities	(0.0)	(127,743)
NET ASSETS	100.0%	$326,476,623
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,696,251	$—	$—	$323,696,251
Short-Term Investments:
U.S. Government Agency	—	2,845,084	—	2,845,084
Other Short-Term Investments	63,031	—	—	63,031
Total Investments at Value	$323,759,282	$2,845,084	$—	$326,604,366
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.6%
L3Harris Technologies, Inc.	23,329	$ 6,744,414
Northrop Grumman Corp.	4,679	2,729,962
		9,474,376
Agriculture — 2.6%
Altria Group, Inc.	118,901	6,703,638
Archer-Daniels-Midland Co.	95,697	5,792,540
Philip Morris International, Inc.	17,334	2,501,816
		14,997,994
Airlines — 1.0%
United Airlines Holdings, Inc.†	63,121	5,935,899
Apparel — 0.4%
Crocs, Inc.†	3,863	315,568
Ralph Lauren Corp.	7,021	2,244,333
		2,559,901
Auto Manufacturers — 1.3%
General Motors Co.	113,149	7,817,464
Auto Parts & Equipment — 0.9%
Aptiv PLC†	42,155	3,418,770
BorgWarner, Inc.	43,627	1,874,216
		5,292,986
Banks — 10.7%
Bank of America Corp.	232,889	12,447,917
Bank of New York Mellon Corp.	64,481	6,959,434
Citigroup, Inc.	59,616	6,034,928
JPMorgan Chase & Co.	53,885	16,764,701
Morgan Stanley	58,694	9,625,816
Northern Trust Corp.	35,420	4,557,491
State Street Corp.	55,086	6,371,247
		62,761,534
Beverages — 0.5%
PepsiCo, Inc.	21,351	3,119,168
Biotechnology — 3.6%
Amgen, Inc.	15,229	4,544,791
Biogen, Inc.†	29,190	4,503,141
Gilead Sciences, Inc.	64,332	7,706,330
Regeneron Pharmaceuticals, Inc.	6,757	4,404,213
		21,158,475
Building Materials — 2.5%
CRH PLC(1)	58,712	6,992,599
Johnson Controls International PLC	49,000	5,605,110
Owens Corning	16,621	2,116,020
		14,713,729
Chemicals — 0.9%
CF Industries Holdings, Inc.	32,181	2,680,356
Ecolab, Inc.	3,773	967,397
Mosaic Co.	56,712	1,556,744
		5,204,497
Commercial Services — 2.3%
ADT, Inc.	35,602	314,722
Block, Inc.†	11,787	895,105
PayPal Holdings, Inc.†	95,896	6,642,716
S&P Global, Inc.	2,812	1,370,034
United Rentals, Inc.	5,036	4,387,262
		13,609,839
Security Description	Shares or Principal Amount	Value

Computers — 2.9%
Amdocs, Ltd.	786	$ 66,228
Cognizant Technology Solutions Corp., Class A	64,787	4,721,677
Genpact, Ltd.	32,099	1,224,577
HP, Inc.	103,421	2,861,659
Western Digital Corp.	54,823	8,234,963
		17,109,104
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	62,500	4,815,625
Procter & Gamble Co.	28,060	4,219,382
		9,035,007
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,218	1,192,422
Diversified Financial Services — 2.0%
Raymond James Financial, Inc.	32,819	5,207,391
SEI Investments Co.	20,777	1,674,834
T. Rowe Price Group, Inc.	43,839	4,494,812
		11,377,037
Electric — 3.1%
American Electric Power Co., Inc.	38,399	4,617,864
DTE Energy Co.	16,579	2,247,118
Duke Energy Corp.	15,565	1,934,729
Exelon Corp.	67,632	3,119,188
WEC Energy Group, Inc.	52,559	5,872,417
		17,791,316
Electrical Components & Equipment — 0.2%
Acuity, Inc.	3,690	1,347,035
Electronics — 1.3%
Allegion PLC	8,116	1,345,389
Avnet, Inc.	12,127	587,553
Mettler-Toledo International, Inc.†	4,068	5,761,468
		7,694,410
Engineering & Construction — 1.0%
Jacobs Solutions, Inc.	23,749	3,700,332
TopBuild Corp.†	4,604	1,945,098
		5,645,430
Environmental Control — 0.1%
Veralto Corp.	5,354	528,333
Food — 1.1%
Ingredion, Inc.	12,676	1,462,937
Kroger Co.	43,090	2,741,817
US Foods Holding Corp.†	25,899	1,880,785
		6,085,539
Healthcare-Products — 5.7%
Abbott Laboratories	43,637	5,394,406
Agilent Technologies, Inc.	26,119	3,822,777
Boston Scientific Corp.†	73,740	7,427,093
Edwards Lifesciences Corp.†	59,909	4,939,497
Medtronic PLC	68,000	6,167,600
ResMed, Inc.	5,481	1,353,149
Stryker Corp.	7,445	2,652,207
Waters Corp.†	4,543	1,588,233
		33,344,962
Healthcare-Services — 0.7%
UnitedHealth Group, Inc.	11,609	3,965,170

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	16,023	$ 1,918,113
Insurance — 6.7%
Arch Capital Group, Ltd.	30,650	2,645,401
Assured Guaranty, Ltd.	9,080	731,666
Axis Capital Holdings, Ltd.	12,923	1,210,368
Berkshire Hathaway, Inc., Class B†	45,525	21,740,008
Globe Life, Inc.	16,423	2,159,789
Hartford Insurance Group, Inc.	43,315	5,378,857
MGIC Investment Corp.	45,552	1,249,036
RenaissanceRe Holdings, Ltd.	7,775	1,975,550
Unum Group	31,142	2,286,446
		39,377,121
Internet — 7.3%
Alphabet, Inc., Class A	55,251	15,536,029
Alphabet, Inc., Class C	38,798	10,934,052
Amazon.com, Inc.†	39,734	9,703,837
Gen Digital, Inc.	96,032	2,531,404
Lyft, Inc., Class A†	66,978	1,370,370
Meta Platforms, Inc., Class A	4,172	2,704,916
		42,780,608
Leisure Time — 0.7%
Carnival Corp.†	147,708	4,258,422
Lodging — 0.3%
Boyd Gaming Corp.	8,235	641,259
Wynn Resorts, Ltd.(1)	8,137	968,222
		1,609,481
Machinery-Construction & Mining — 1.5%
Caterpillar, Inc.	15,535	8,967,734
Machinery-Diversified — 0.5%
AGCO Corp.	11,236	1,159,106
Flowserve Corp.	25,756	1,757,847
		2,916,953
Media — 1.2%
Comcast Corp., Class A	256,255	7,132,858
Mining — 1.2%
Newmont Corp.	83,752	6,781,399
Miscellaneous Manufacturing — 1.2%
3M Co.	41,763	6,953,540
Oil & Gas — 3.6%
APA Corp.	62,512	1,415,897
Chevron Corp.	21,904	3,454,699
EOG Resources, Inc.	23,518	2,489,145
Exxon Mobil Corp.	61,599	7,044,462
Marathon Petroleum Corp.	34,972	6,816,392
		21,220,595
Oil & Gas Services — 0.5%
TechnipFMC PLC	75,113	3,105,923
Packaging & Containers — 0.6%
AptarGroup, Inc.	12,946	1,501,866
Crown Holdings, Inc.	22,896	2,225,033
		3,726,899
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	115,421	5,317,446
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	33,953	$ 6,412,703
McKesson Corp.	856	694,507
		12,424,656
Pipelines — 0.9%
Cheniere Energy, Inc.	23,295	4,938,540
Real Estate — 1.1%
CBRE Group, Inc., Class A†	32,294	4,922,574
Jones Lang LaSalle, Inc.†	5,177	1,579,451
		6,502,025
REITS — 2.6%
AvalonBay Communities, Inc.	1,767	307,317
Healthpeak Properties, Inc.	47,232	847,815
Prologis, Inc.	62,181	7,716,040
Rayonier, Inc.	21,714	479,228
Regency Centers Corp.	33,973	2,342,438
VICI Properties, Inc.	122,170	3,663,878
		15,356,716
Retail — 5.2%
Bath & Body Works, Inc.	32,402	793,201
Best Buy Co., Inc.	38,065	3,126,659
Dollar Tree, Inc.†	30,763	3,049,228
Ferguson Enterprises, Inc.	14,200	3,528,700
Gap, Inc.	24,531	560,533
Macy's, Inc.	53,379	1,040,357
Penske Automotive Group, Inc.	2,094	335,186
TJX Cos., Inc.	42,783	5,995,610
Ulta Beauty, Inc.†	6,703	3,484,756
Walmart, Inc.	66,077	6,685,671
Williams-Sonoma, Inc.	8,015	1,557,635
		30,157,536
Semiconductors — 3.7%
Applied Materials, Inc.	30,221	7,044,515
Cirrus Logic, Inc.†	9,030	1,197,829
Micron Technology, Inc.	19,265	4,310,929
QUALCOMM, Inc.	49,074	8,877,487
		21,430,760
Software — 4.2%
DocuSign, Inc.†	1,671	122,217
Dropbox, Inc., Class A†	20,100	582,900
Electronic Arts, Inc.	34,243	6,850,654
Nutanix, Inc., Class A†	25,703	1,831,082
Salesforce, Inc.	38,703	10,078,648
UiPath, Inc., Class A†	23,781	377,167
Zoom Communications, Inc.†	51,930	4,529,854
		24,372,522
Telecommunications — 3.7%
AT&T, Inc.	330,455	8,178,761
Cisco Systems, Inc.	155,154	11,343,309
Millicom International Cellular SA	13,075	615,963
Verizon Communications, Inc.	40,366	1,604,145
		21,742,178
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	7,157	546,151
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	19,324	2,975,703
FedEx Corp.	15,017	3,811,615

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	15,362	$ 2,594,027
Ryder System, Inc.	6,385	1,080,534
		10,461,879
Total Long-Term Investment Securities (cost $497,634,364)		580,444,236
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agency — 0.9%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025	$5,204,000	5,202,326
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(2)	52,605	52,605
Total Short-Term Investments (cost $5,255,524)		5,254,931
TOTAL INVESTMENTS (cost $502,889,888)	100.1%	585,699,167
Other assets less liabilities	(0.1)	(449,726)
NET ASSETS	100.0%	$585,249,441
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CRH PLC	07/09/24, 04/21/25	58,712	$4,509,610	$6,992,599	$119.10	1.2%
Wynn Resorts, Ltd.	10/21/25	8,137	987,663	968,222	118.99	0.2
				$7,960,821		1.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	The rate shown is the 7-day yield as of October 31, 2025.

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$580,444,236	$—	$—	$580,444,236
Short-Term Investments:
U.S. Government Agency	—	5,202,326	—	5,202,326
Other Short-Term Investments	52,605	—	—	52,605
Total Investments at Value	$580,496,841	$5,202,326	$—	$585,699,167
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.8%
Aerospace/Defense — 1.6%
Airbus SE	527	$ 129,629
Airbus SE ADR	3,612	221,777
Astronics Corp.†	641	31,524
BAE Systems PLC	7,685	188,892
Boeing Co.	1,205	242,229
General Dynamics Corp.	180	62,082
Kratos Defense & Security Solutions, Inc.†	448	40,589
Lockheed Martin Corp.	156	76,733
Rolls-Royce Holdings PLC	9,679	148,388
RTX Corp.	2,900	517,650
Safran SA	375	133,088
		1,792,581
Agriculture — 0.2%
Altria Group, Inc.	2,478	139,710
Imperial Brands PLC	1,440	57,225
Turning Point Brands, Inc.	155	13,934
		210,869
Airlines — 0.2%
Allegiant Travel Co.†	532	33,080
Delta Air Lines, Inc.	400	22,952
International Consolidated Airlines Group SA	7,139	39,202
SkyWest, Inc.†	435	43,709
Southwest Airlines Co.	412	12,483
Sun Country Airlines Holdings, Inc.†	2,206	27,090
United Airlines Holdings, Inc.†	251	23,604
		202,120
Apparel — 0.3%
adidas AG	300	56,641
Asics Corp.	2,700	69,081
Burberry Group PLC†	2,186	35,538
Hermes International S.C.A.	39	96,605
LVMH Moet Hennessy Louis Vuitton SE	90	63,498
		321,363
Auto Manufacturers — 1.2%
Blue Bird Corp.†	617	30,825
Cummins, Inc.	90	39,391
Ford Motor Co.	3,034	39,837
General Motors Co.	742	51,265
Isuzu Motors, Ltd.	1,100	13,526
Kia Corp.	882	74,225
Mercedes-Benz Group AG	1,287	83,385
PACCAR, Inc.	408	40,147
REV Group, Inc.	697	35,735
Subaru Corp.	4,600	97,994
Suzuki Motor Corp.	3,900	58,408
Tesla, Inc.†	1,522	694,884
Toyota Motor Corp.	3,000	61,086
		1,320,708
Auto Parts & Equipment — 0.1%
Aisin Corp.	600	10,802
BorgWarner, Inc.	147	6,315
Continental AG	657	49,588
		66,705
Banks — 5.2%
AIB Group PLC	12,143	111,763
Amalgamated Financial Corp.	461	12,567
Associated Banc-Corp.	727	18,008
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	2,990	$ 60,088
Banco de Sabadell SA	17,139	64,066
Banco Santander SA	16,654	169,426
Bancorp, Inc.†	512	33,470
Bank of America Corp.	14,149	756,264
Bank of N.T. Butterfield & Son, Ltd.	710	32,845
Bank of New York Mellon Corp.	1,370	147,864
BankUnited, Inc.	655	26,252
Barclays PLC	18,178	97,193
BAWAG Group AG*	495	63,846
BNP Paribas SA	1,804	139,443
Central Pacific Financial Corp.	429	12,231
Citigroup, Inc.	1,451	146,885
Citizens Financial Group, Inc.	244	12,412
Comerica, Inc.	53	4,055
Commerce Bancshares, Inc.	72	3,789
Commonwealth Bank of Australia	794	89,169
Credit Agricole SA	3,459	62,357
Cullen/Frost Bankers, Inc.	28	3,448
Customers Bancorp, Inc.†	423	28,392
Deutsche Bank AG	3,353	119,539
DNB Bank ASA	1,982	50,542
Eagle Bancorp, Inc.	452	7,571
East West Bancorp, Inc.	74	7,518
Enterprise Financial Services Corp.	275	14,402
Fifth Third Bancorp	306	12,736
First BanCorp.	2,080	40,539
First Citizens BancShares, Inc., Class A	7	12,774
First Financial Corp.	266	14,183
First Horizon Corp.	200	4,272
Goldman Sachs Group, Inc.	191	150,770
HSBC Holdings PLC	14,125	197,325
Independent Bank Corp.	349	23,484
Independent Bank Corp.	308	9,308
ING Groep NV	3,655	91,505
Intesa Sanpaolo SpA	22,681	145,775
JPMorgan Chase & Co.	3,071	955,450
KBC Group NV	672	80,750
Lloyds Banking Group PLC	97,856	114,515
M&T Bank Corp.	70	12,871
Mitsubishi UFJ Financial Group, Inc.	7,700	116,417
Morgan Stanley	989	162,196
NatWest Group PLC	19,818	152,044
Northern Trust Corp.	127	16,341
OFG Bancorp	714	27,603
Pathward Financial, Inc.	207	14,088
Piraeus Financial Holdings SA	6,522	50,909
PNC Financial Services Group, Inc.	214	39,066
Popular, Inc.	10	1,115
Preferred Bank	203	18,321
Rakuten Bank, Ltd.†	900	49,552
Regions Financial Corp.	492	11,906
ServisFirst Bancshares, Inc.	79	5,551
Shinhan Financial Group Co., Ltd.	959	49,338
Societe Generale SA	1,265	79,992
Standard Chartered PLC	3,718	76,171
State Street Corp.	190	21,975
Sumitomo Mitsui Financial Group, Inc.	400	10,805
Texas Capital Bancshares, Inc.†	465	38,986
Toronto-Dominion Bank	200	16,422
Truist Financial Corp.	500	22,315
TrustCo Bank Corp.	386	14,556
UBS Group AG	777	29,670

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
UniCredit SpA	2,610	$ 192,629
United Community Banks, Inc.	387	11,300
Univest Financial Corp.	574	16,853
US Bancorp	620	28,942
Webster Financial Corp.	93	5,305
Wells Fargo & Co.	1,871	162,721
Western Alliance Bancorp	41	3,171
Westpac Banking Corp.	1,972	49,985
Zions Bancorp NA	48	2,501
		5,660,408
Beverages — 0.6%
Anheuser-Busch InBev SA NV	785	47,865
Coca-Cola Co.	3,115	214,623
Coca-Cola Consolidated, Inc.	60	7,823
Coca-Cola Femsa SAB de CV ADR	301	25,871
Coca-Cola HBC AG	1,283	58,216
Keurig Dr Pepper, Inc.	1,055	28,654
Molson Coors Beverage Co., Class B	137	5,990
Monster Beverage Corp.†	2,654	177,367
PepsiCo, Inc.	586	85,609
		652,018
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.†	704	15,981
ADMA Biologics, Inc.†	1,100	17,028
Akeso, Inc.*†	1,000	14,594
Amgen, Inc.	581	173,388
Amicus Therapeutics, Inc.†	2,046	18,475
ANI Pharmaceuticals, Inc.†	78	7,067
Arcellx, Inc.†	112	10,108
Arcutis Biotherapeutics, Inc.†	498	12,604
Ardelyx, Inc.†	1,920	11,635
Arrowhead Pharmaceuticals, Inc.†	852	36,116
Aurinia Pharmaceuticals, Inc.†	1,507	19,847
BioCryst Pharmaceuticals, Inc.†	2,193	16,053
Bio-Rad Laboratories, Inc., Class A†	8	2,556
Bridgebio Pharma, Inc.†	357	22,363
Corteva, Inc.	530	32,563
Dynavax Technologies Corp.†	486	4,986
Emergent BioSolutions, Inc.†	1,635	20,405
Exelixis, Inc.†	212	8,198
Genmab A/S†	219	62,128
Gilead Sciences, Inc.	1,629	195,138
Halozyme Therapeutics, Inc.†	81	5,280
Innoviva, Inc.†	1,018	18,528
Krystal Biotech, Inc.†	81	15,998
Ligand Pharmaceuticals, Inc.†	176	33,671
Myriad Genetics, Inc.†	360	2,894
Niagen Bioscience, Inc.†	2,640	19,906
Organogenesis Holdings, Inc.†	953	4,050
PDL BioPharma, Inc.†(1)	3,800	238
PTC Therapeutics, Inc.†	385	26,299
Puma Biotechnology, Inc.†	3,453	17,610
Rigel Pharmaceuticals, Inc.†	524	16,548
Roivant Sciences, Ltd.†	492	9,835
Royalty Pharma PLC, Class A	185	6,945
Spyre Therapeutics, Inc.†(1)	1,300	0
Stoke Therapeutics, Inc.†	873	26,225
Surface Oncology†(1)	2,413	269
TG Therapeutics, Inc.†	690	23,998
Theravance Biopharma, Inc.†	2,288	33,542
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
United Therapeutics Corp.†	29	$ 12,918
Veracyte, Inc.†	465	16,777
Vericel Corp.†	303	10,623
Vertex Pharmaceuticals, Inc.†	570	242,575
		1,245,962
Building Materials — 0.7%
Amrize, Ltd.†	646	33,297
Carlisle Cos., Inc.	16	5,201
Cie de Saint-Gobain SA	868	84,102
Geberit AG	88	64,189
Heidelberg Materials AG	394	92,237
Holcim AG	1,445	128,097
Masco Corp.	169	10,944
Modine Manufacturing Co.†	105	16,087
Mohawk Industries, Inc.†	9	1,023
Tecnoglass, Inc.	262	15,623
Vulcan Materials Co.	984	284,868
Wienerberger AG	1,080	32,043
		767,711
Chemicals — 1.1%
Air Liquide SA	173	33,485
Albemarle Corp.	50	4,911
Asahi Kasei Corp.	2,900	22,252
BASF SE	901	44,439
Cabot Corp.	272	18,354
CF Industries Holdings, Inc.	517	43,061
Ecolab, Inc.	731	187,428
Hawkins, Inc.	216	30,640
Linde PLC	810	338,823
Mosaic Co.	229	6,286
Nitto Denko Corp.	2,100	52,517
PPG Industries, Inc.	164	16,031
RPM International, Inc.	48	5,245
Sensient Technologies Corp.	203	19,141
Sherwin-Williams Co.	1,057	364,602
Solstice Advanced Materials, Inc.†	355	16,000
		1,203,215
Coal — 0.0%
Peabody Energy Corp.(2)	847	23,225
SunCoke Energy, Inc.	1,312	10,509
		33,734
Commercial Services — 1.1%
ADT, Inc.	498	4,402
Adtalem Global Education, Inc.†	313	30,680
Altus Group, Ltd.	614	25,224
American Public Education, Inc.†	849	28,433
Automatic Data Processing, Inc.	1,000	260,300
Brambles, Ltd.	2,992	48,668
Bureau Veritas SA	1,174	38,539
Cimpress PLC†	198	13,704
Deluxe Corp.	732	13,256
H&R Block, Inc.	90	4,477
Legalzoom.com, Inc.†	3,280	32,702
PayPal Holdings, Inc.†	3,058	211,828
Perdoceo Education Corp.	738	23,439
Recruit Holdings Co., Ltd.	1,800	90,029
RELX PLC	1,646	72,590
S&P Global, Inc.	366	178,319
Sezzle, Inc.†	120	7,866
StoneCo., Ltd., Class A†	2,255	42,868

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
United Rentals, Inc.	47	$ 40,945
Vestis Corp.	3,699	19,420
Wolters Kluwer NV	282	34,536
		1,222,225
Computers — 2.5%
Amdocs, Ltd.	683	57,550
Apple, Inc.	7,536	2,037,508
CACI International, Inc., Class A†	16	8,996
Check Point Software Technologies, Ltd.†	359	70,249
Cognizant Technology Solutions Corp., Class A	1,210	88,185
Corsair Gaming, Inc.†	1,682	13,708
Cricut, Inc., Class A	5,101	27,086
Dell Technologies, Inc., Class C	264	42,771
Diebold Nixdorf, Inc.†	319	18,869
Fujitsu, Ltd.	3,900	102,011
Genpact, Ltd.	136	5,188
HP, Inc.	2,138	59,158
Insight Enterprises, Inc.†	122	12,200
International Business Machines Corp.	407	125,116
Leidos Holdings, Inc.	100	19,047
NetApp, Inc.	420	49,468
Qualys, Inc.†	183	22,557
		2,759,667
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	719	55,399
Kao Corp.	1,400	59,231
L'Oreal SA	265	110,772
Procter & Gamble Co.	2,427	364,948
Unilever PLC	3,070	185,077
		775,427
Distribution/Wholesale — 0.5%
Fastenal Co.	1,738	71,519
G-III Apparel Group, Ltd.†	516	13,855
LKQ Corp.	187	5,977
Marubeni Corp.	3,310	81,617
Mitsubishi Corp.	500	12,043
MRC Global, Inc.†	1,698	23,687
ScanSource, Inc.†	512	21,967
Toyota Tsusho Corp.	1,300	39,790
WESCO International, Inc.	35	9,084
WW Grainger, Inc.	246	240,834
		520,373
Diversified Financial Services — 1.7%
Acadian Asset Management, Inc.	920	44,252
Ally Financial, Inc.	150	5,845
Ameriprise Financial, Inc.	63	28,524
Artisan Partners Asset Management, Inc., Class A	854	37,286
Bread Financial Holdings, Inc.	147	9,210
CME Group, Inc.	346	91,860
Dave, Inc.†	62	14,838
Enova International, Inc.†	384	45,915
Intercontinental Exchange, Inc.	1,349	197,345
International Money Express, Inc.†	566	8,428
Invesco, Ltd.	165	3,910
JTC PLC*	917	15,709
Mastercard, Inc., Class A	150	82,798
Navient Corp.	601	7,350
ORIX Corp.	1,000	24,398
Pagseguro Digital, Ltd., Class A	3,680	35,291
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Piper Sandler Cos.	34	$ 10,855
Radian Group, Inc.	1,341	45,514
Raymond James Financial, Inc.	134	21,262
SEI Investments Co.	83	6,691
Singapore Exchange, Ltd.	4,200	54,630
Stifel Financial Corp.	56	6,632
Synchrony Financial	254	18,892
T. Rowe Price Group, Inc.	121	12,406
Visa, Inc., Class A	2,928	997,687
Voya Financial, Inc.	27	2,010
Western Union Co.	2,486	23,194
		1,852,732
Electric — 1.1%
AES Corp.	305	4,230
Atco, Ltd., Class I	1,900	71,595
CLP Holdings, Ltd.	3,500	29,863
Consolidated Edison, Inc.	624	60,784
DTE Energy Co.	150	20,331
Duke Energy Corp.	478	59,415
Endesa SA	2,386	85,505
Engie SA	3,296	77,122
Entergy Corp.	2,393	229,943
Evergy, Inc.	179	13,749
Exelon Corp.	828	38,187
FirstEnergy Corp.	387	17,736
Genie Energy, Ltd., Class B	481	7,239
Iberdrola SA	6,628	134,193
National Grid PLC	4,664	69,849
NRG Energy, Inc.	133	22,857
OGE Energy Corp.	125	5,518
Oklo, Inc.†	202	26,820
Ormat Technologies, Inc.	84	8,935
Otter Tail Corp.	264	20,386
PPL Corp.	535	19,538
Public Service Enterprise Group, Inc.	337	27,149
RWE AG	1,006	49,467
Southern Co.	308	28,964
WEC Energy Group, Inc.	483	53,966
		1,183,341
Electrical Components & Equipment — 1.3%
ABB, Ltd.	1,408	104,382
Acuity, Inc.	24	8,761
American Superconductor Corp.†	845	50,049
Eaton Corp. PLC	2,090	797,461
Emerson Electric Co.	2,186	305,100
EnerSys	294	37,091
Nexans SA	459	64,546
Powell Industries, Inc.	147	56,358
Schneider Electric SE	143	40,565
		1,464,313
Electronics — 0.8%
Allegion PLC	62	10,278
Allient, Inc.	343	18,755
Amphenol Corp., Class A	366	50,998
Atkore, Inc.	467	32,340
Bel Fuse, Inc., Class B	258	39,729
Benchmark Electronics, Inc.	454	19,894
Honeywell International, Inc.	1,420	285,889
Hoya Corp.	300	48,832
Kimball Electronics, Inc.†	1,049	30,500
Murata Manufacturing Co., Ltd.	2,400	52,825

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Sanmina Corp.†	322	$ 44,130
SCREEN Holdings Co., Ltd.	600	57,173
TD SYNNEX Corp.	64	10,015
TDK Corp.	3,500	60,707
Turtle Beach Corp.†	873	14,754
Yokogawa Electric Corp.	2,200	65,996
		842,815
Energy - Alternate Sources — 0.1%
NEXTracker, Inc., Class A†	792	80,166
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	83	22,156
Shoals Technologies Group, Inc., Class A†	4,694	49,334
		71,490
Engineering & Construction — 0.5%
Acciona SA	206	45,590
ACS Actividades de Construccion y Servicios SA	1,025	84,120
Aena SME SA*	2,733	74,187
Argan, Inc.	192	58,792
Bouygues SA	1,634	73,699
Cellnex Telecom SA*	890	27,729
Eiffage SA	410	50,425
Frontdoor, Inc.†	410	27,236
TopBuild Corp.†	22	9,295
Tutor Perini Corp.†	783	52,743
		503,816
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	1,155	47,875
Brightstar Lottery PLC	2,064	34,386
Cinemark Holdings, Inc.	672	18,151
Entain PLC	680	7,079
Lottomatica Group Spa	1,239	30,534
Rush Street Interactive, Inc.†	863	14,636
Super Group SGHC, Ltd.	3,395	36,666
Toho Co., Ltd.	700	41,134
United Parks & Resorts, Inc.†	231	11,180
		241,641
Environmental Control — 0.3%
Waste Management, Inc.	1,569	313,439
Food — 1.5%
Albertsons Cos., Inc., Class A	435	7,695
Cal-Maine Foods, Inc.	420	36,876
Carrefour SA	2,980	44,825
Danone SA	635	56,125
Empire Co., Ltd., Class A	3,100	105,319
Flowers Foods, Inc.	2,255	26,902
George Weston, Ltd.	1,152	70,046
Hormel Foods Corp.	68	1,468
Ingredion, Inc.	50	5,770
J.M. Smucker Co.	16	1,657
Kellanova	783	65,036
Kerry Group PLC, Class A	443	40,390
Koninklijke Ahold Delhaize NV	3,829	156,723
Kraft Heinz Co.	781	19,314
Kroger Co.	1,771	112,689
Lamb Weston Holdings, Inc.	52	3,210
Loblaw Cos., Ltd.	2,756	109,529
Marks & Spencer Group PLC	5,940	31,042
McCormick & Co., Inc.	2,950	189,272
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	869	$ 49,933
Nestle SA	2,023	193,263
Seneca Foods Corp., Class A†	309	33,321
Sysco Corp.	377	28,003
Tesco PLC	20,099	121,300
Tyson Foods, Inc., Class A	222	11,413
WH Group, Ltd.*	137,000	131,525
		1,652,646
Food Service — 0.1%
Compass Group PLC	1,758	58,222
Forest Products & Paper — 0.1%
International Paper Co.	2,384	92,118
Sylvamo Corp.	351	14,250
		106,368
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,051	29,434
Centrica PLC	29,906	70,442
National Fuel Gas Co.	65	5,129
Osaka Gas Co., Ltd.	1,500	47,187
Southwest Gas Holdings, Inc.	299	23,771
Spire, Inc.	239	20,650
		196,613
Hand/Machine Tools — 0.1%
Makita Corp.	2,800	84,957
Schindler Holding AG (Participation Certificate)	156	55,441
Snap-on, Inc.	41	13,758
		154,156
Healthcare-Products — 1.9%
10X Genomics, Inc., Class A†	1,426	19,451
Abbott Laboratories	564	69,722
Adaptive Biotechnologies Corp.†	1,442	25,033
Boston Scientific Corp.†	483	48,648
CareDx, Inc.†	971	14,565
Embecta Corp.	1,229	16,395
GE HealthCare Technologies, Inc.	195	14,615
Glaukos Corp.†	132	11,625
Integer Holdings Corp.†	189	12,204
Intuitive Surgical, Inc.†	694	370,790
iRadimed Corp.	143	10,984
iRhythm Technologies, Inc.†	242	45,327
Lantheus Holdings, Inc.†	362	20,884
LivaNova PLC†	688	36,209
Medtronic PLC	995	90,246
MiMedx Group, Inc.†	1,378	10,542
Olympus Corp.	2,200	27,116
Smith & Nephew PLC	3,428	63,272
Sonova Holding AG	106	28,793
Stryker Corp.	1,215	432,832
Tactile Systems Technology, Inc.†	2,284	34,420
Thermo Fisher Scientific, Inc.	1,038	588,951
Twist Bioscience Corp.†	243	7,992
Varex Imaging Corp.†	511	5,974
Zimmer Biomet Holdings, Inc.	154	15,486
		2,022,076
Healthcare-Services — 0.3%
Cigna Group	208	50,837
DaVita, Inc.†	59	7,022
Ensign Group, Inc.	352	63,395

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Fresenius SE & Co. KGaA	297	$ 17,124
HCA Healthcare, Inc.	215	98,831
Humana, Inc.	51	14,188
ICON PLC†	183	31,443
Labcorp Holdings, Inc.	65	16,507
Quest Diagnostics, Inc.	85	14,956
Select Medical Holdings Corp.	615	8,506
Tenet Healthcare Corp.†	72	14,867
Universal Health Services, Inc., Class B	50	10,851
		348,527
Home Builders — 0.3%
Bellway PLC	826	28,473
D.R. Horton, Inc.	127	18,933
Forestar Group, Inc.†	462	12,017
Hovnanian Enterprises, Inc., Class A†	118	14,187
KB Home	229	14,294
Lennar Corp., Class A	889	110,031
M/I Homes, Inc.†	257	32,174
NVR, Inc.†	2	14,422
PulteGroup, Inc.	169	20,258
Toll Brothers, Inc.	64	8,637
Winnebago Industries, Inc.	393	14,820
		288,246
Home Furnishings — 0.3%
Panasonic Holdings Corp.	5,400	63,019
Sony Group Corp.	8,000	224,879
		287,898
Household Products/Wares — 0.1%
Avery Dennison Corp.	29	5,072
Clorox Co.	441	49,595
Kimberly-Clark Corp.	660	79,008
		133,675
Insurance — 2.6%
Aegon, Ltd.	4,315	32,856
Aflac, Inc.	652	69,888
AIA Group, Ltd.	7,235	70,250
Allianz SE	345	138,467
Allstate Corp.	327	62,627
American Financial Group, Inc.	45	5,926
Arch Capital Group, Ltd.	196	16,917
Assurant, Inc.	33	6,987
AXA SA	2,669	115,766
Axis Capital Holdings, Ltd.	53	4,964
BB Seguridade Participacoes SA	9,400	57,396
Berkshire Hathaway, Inc., Class B†	816	389,673
Chubb, Ltd.	262	72,558
Cincinnati Financial Corp.	102	15,768
Equitable Holdings, Inc.	215	10,621
Essent Group, Ltd.	641	38,825
Everest Group, Ltd.	28	8,807
Fidelity National Financial, Inc.	146	8,065
Genworth Financial, Inc.,†	3,975	33,549
Globe Life, Inc.	30	3,945
Hartford Insurance Group, Inc.	562	69,789
Jackson Financial, Inc., Class A	515	51,917
Japan Post Holdings Co., Ltd.	8,100	76,028
Japan Post Insurance Co., Ltd.	1,500	38,855
Loews Corp.	139	13,839
Markel Group, Inc.†	6	11,847
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	1,859	$ 331,181
MetLife, Inc.	449	35,839
MGIC Investment Corp.	3,027	83,000
MS&AD Insurance Group Holdings, Inc.	1,500	31,010
Muenchener Rueckversicherungs-Gesellschaft AG	124	76,667
NMI Holdings, Inc.†	538	19,599
NN Group NV	853	58,383
Old Republic International Corp.	162	6,392
Primerica, Inc.	22	5,717
Principal Financial Group, Inc.	147	12,354
Progressive Corp.	281	57,886
Prudential Financial, Inc.	197	20,488
Reinsurance Group of America, Inc.	34	6,204
RenaissanceRe Holdings, Ltd.	32	8,131
SiriusPoint, Ltd.†	1,568	28,538
Sompo Holdings, Inc.	3,500	106,924
Sony Financial Holdings, Inc.†	8,000	8,067
Suncorp Group, Ltd.	4,853	62,300
Travelers Cos., Inc.	1,431	384,395
Unum Group	104	7,636
W.R. Berkley Corp.	248	17,692
Willis Towers Watson PLC	227	71,074
		2,865,607
Internet — 7.1%
Airbnb, Inc., Class A†	1,989	251,688
Alphabet, Inc., Class A	4,680	1,315,969
Alphabet, Inc., Class C	1,049	295,629
Amazon.com, Inc.†	7,779	1,899,787
Auto Trader Group PLC*	4,027	41,285
Bumble, Inc., Class A†	1,337	7,420
Cargurus, Inc.†	503	17,665
CDW Corp.	56	8,925
eBay, Inc.	358	29,109
EverQuote, Inc., Class A†	1,180	25,417
Expedia Group, Inc.	94	20,680
Gen Digital, Inc.	1,806	47,606
Groupon, Inc.†	896	18,036
Hims & Hers Health, Inc.†	914	41,550
LifeMD, Inc.†	1,338	7,908
LY Corp.	19,000	55,850
Match Group, Inc.	190	6,145
Meta Platforms, Inc., Class A	2,373	1,538,535
Netflix, Inc.†	873	976,765
Palo Alto Networks, Inc.†	2,895	637,595
Q2 Holdings, Inc.†	308	19,022
Sea, Ltd. ADR†	58	9,063
Spotify Technology SA†	71	46,528
Stitch Fix, Inc., Class A†	4,162	17,439
Tencent Holdings, Ltd. ADR	640	52,077
Uber Technologies, Inc.†	2,612	252,058
Upwork, Inc.†	1,296	20,658
VeriSign, Inc.	199	47,720
Yelp, Inc.†	704	23,218
		7,731,347
Investment Companies — 0.0%
EXOR NV	170	14,735
Itausa SA (Preference Shares)	17,190	37,224
		51,959
Iron/Steel — 0.1%
BlueScope Steel, Ltd.	767	11,492
Commercial Metals Co.	477	28,314

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Evraz PLC†(1)	3,725	$ 0
Fortescue, Ltd.	3,476	48,421
Nucor Corp.	179	26,859
Reliance, Inc.	37	10,450
Steel Dynamics, Inc.	131	20,541
		146,077
Leisure Time — 0.1%
Peloton Interactive, Inc., Class A†	4,823	35,015
Polaris, Inc.	670	44,287
TravelSky Technology, Ltd.	20,284	26,730
		106,032
Lodging — 0.1%
Galaxy Entertainment Group, Ltd.	4,000	19,932
InterContinental Hotels Group PLC	420	50,717
MGM Resorts International†	211	6,758
		77,407
Machinery-Construction & Mining — 0.5%
Bloom Energy Corp., Class A†	710	93,834
Caterpillar, Inc.	120	69,271
Hitachi, Ltd.	3,790	130,785
Mitsubishi Heavy Industries, Ltd.	4,500	135,867
Oshkosh Corp.	50	6,165
Siemens Energy AG†	560	69,260
Terex Corp.	464	21,353
		526,535
Machinery-Diversified — 0.3%
AGCO Corp.	58	5,983
Atlas Copco AB, Class A	1,401	23,617
CNH Industrial NV	4,900	51,401
Dover Corp.	68	12,339
GEA Group AG	1,255	89,688
Middleby Corp.†	42	5,218
Power Solutions International, Inc.†	369	31,594
Regal Rexnord Corp.	48	6,763
THK Co., Ltd.	600	16,033
Toro Co.	15	1,121
Wartsila OYJ Abp	2,153	70,404
Watts Water Technologies, Inc., Class A	94	25,624
		339,785
Media — 0.6%
Comcast Corp., Class A	2,292	63,798
Fox Corp., Class A	1,415	91,480
Gannett Co., Inc.†	3,605	19,106
News Corp., Class A	293	7,765
Walt Disney Co.	3,786	426,379
		608,528
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	86	9,105
Olympic Steel, Inc.	280	10,360
Ryerson Holding Corp.	346	7,633
		27,098
Mining — 0.5%
Alcoa Corp.	96	3,532
Anglo American PLC	1,729	65,302
BHP Group, Ltd.	2,769	78,721
Centrus Energy Corp., Class A†	71	26,090
Security Description	Shares or Principal Amount	Value

Mining (continued)
Century Aluminum Co.†	563	$ 16,676
DPM Metals, Inc.	3,284	70,243
Kaiser Aluminum Corp.	200	18,106
Kinross Gold Corp.	3,100	72,099
Newmont Corp.	805	65,181
OceanaGold Corp.	2,733	61,127
Rio Tinto, Ltd.	46	3,999
SSR Mining, Inc.†	2,389	53,896
Teck Resources, Ltd., Class B	627	26,899
Valterra Platinum, Ltd.	213	13,011
		574,882
Miscellaneous Manufacturing — 0.5%
3M Co.	812	135,198
A.O. Smith Corp.	89	5,873
Alstom SA†	1,901	47,439
Donaldson Co., Inc.	91	7,667
Fabrinet†	97	42,735
Knorr-Bremse AG	432	40,134
Parker-Hannifin Corp.	80	61,827
Siemens AG	605	171,235
Textron, Inc.	140	11,314
		523,422
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	658	28,301
Office Furnishings — 0.0%
Interface, Inc.	975	24,277
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	1,333	4,426
Oil & Gas — 1.5%
Antero Resources Corp.†	132	4,080
APA Corp.	153	3,465
California Resources Corp.	805	37,972
Chevron Corp.	875	138,005
ENEOS Holdings, Inc.	7,700	48,605
EOG Resources, Inc.	424	44,876
EQT Corp.	1,814	97,194
Equinor ASA	2,285	54,591
Exxon Mobil Corp.	4,560	521,482
Gulfport Energy Corp.†	111	20,647
HF Sinclair Corp.	146	7,534
Idemitsu Kosan Co., Ltd.	5,600	38,936
Inpex Corp.	3,600	66,365
Magnolia Oil & Gas Corp., Class A	482	10,826
Marathon Petroleum Corp.	380	74,066
Murphy Oil Corp.	807	22,838
Noble Corp. PLC†	9	264
Ovintiv, Inc.	200	7,502
Par Pacific Holdings, Inc.†	447	17,871
Parex Resources, Inc.	2,500	31,977
PetroChina Co., Ltd.	60,000	61,926
Phillips 66	390	53,095
Range Resources Corp.	185	6,577
Riley Exploration Permian, Inc.	354	9,211
Shell PLC	3,749	140,241
Talos Energy, Inc.†	3,348	32,844
TotalEnergies SE	1,556	96,761
Valero Energy Corp.	241	40,864
		1,690,615

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 0.1%
Baker Hughes Co.	716	$ 34,662
DNOW, Inc.†	2,377	34,942
Halliburton Co.	312	8,374
RPC, Inc.	3,741	19,453
TechnipFMC PLC	281	11,619
		109,050
Packaging & Containers — 0.0%
Ball Corp.	215	10,105
Crown Holdings, Inc.	90	8,746
Packaging Corp. of America	65	12,725
		31,576
Pharmaceuticals — 3.8%
AbbVie, Inc.	2,333	508,687
Aduro Biotech Holding, Inc. CVR†(1)	460	115
Akebia Therapeutics, Inc.†	2,026	4,477
Alkermes PLC†	770	23,639
Amneal Pharmaceuticals, Inc.†	1,108	11,989
AstraZeneca PLC	869	142,358
Bristol-Myers Squibb Co.	1,002	46,162
Cardinal Health, Inc.	772	147,274
Catalyst Pharmaceuticals, Inc.†	759	16,144
Cencora, Inc.	459	155,055
China Feihe, Ltd.*	44,100	23,552
Chugai Pharmaceutical Co., Ltd.	1,300	59,462
Collegium Pharmaceutical, Inc.†	249	8,964
Contra Blueprint Medic†(1)	181	83
CVS Health Corp.	824	64,396
Daiichi Sankyo Co., Ltd.	2,000	47,615
Eli Lilly & Co.	501	432,293
GSK PLC	8,152	190,679
Gyre Therapeutics, Inc.†	188	1,457
Harmony Biosciences Holdings, Inc.†	841	24,027
Henry Schein, Inc.†	95	6,004
Hikma Pharmaceuticals PLC	1,158	27,976
Ipsen SA	218	30,606
Ironwood Pharmaceuticals, Inc.†	1,067	2,049
Jazz Pharmaceuticals PLC†	40	5,506
Johnson & Johnson	3,768	711,662
Madrigal Pharmaceuticals, Inc.†	69	28,904
MannKind Corp.†	1,505	8,413
Merck & Co., Inc.	926	79,617
Merck KGaA	188	24,584
Mirum Pharmaceuticals, Inc.†	138	10,026
Novartis AG	2,372	292,598
Novo Nordisk A/S, Class B	2,570	125,328
Otsuka Holdings Co., Ltd.	2,600	141,278
Protagonist Therapeutics, Inc.†	351	27,596
Rhythm Pharmaceuticals, Inc.†	234	26,620
Roche Holding AG	807	259,624
Sanofi SA	1,806	182,356
Shionogi & Co., Ltd.	7,900	132,256
SIGA Technologies, Inc.	1,943	16,088
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0
Supernus Pharmaceuticals, Inc.†	197	10,861
UCB SA	110	28,211
USANA Health Sciences, Inc.†	214	4,526
Viatris, Inc.	428	4,434
		4,095,551
Pipelines — 0.2%
Antero Midstream Corp.	372	6,417
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Golar LNG, Ltd.	357	$ 14,655
Kinder Morgan, Inc.	7,325	191,842
		212,914
Private Equity — 0.2%
3i Group PLC	2,483	143,524
Carlyle Group, Inc.	236	12,584
Onex Corp.	681	59,236
		215,344
Real Estate — 0.1%
CK Asset Holdings, Ltd.	2,000	9,894
Daito Trust Construction Co., Ltd.	4,535	84,647
Jones Lang LaSalle, Inc.†	34	10,373
Mitsubishi Estate Co., Ltd.	1,600	33,887
Newmark Group, Inc., Class A	1,091	19,453
		158,254
REITS — 0.6%
Alexander & Baldwin, Inc.	1,114	17,791
American Assets Trust, Inc.	621	11,867
American Tower Corp.	858	153,565
Curbline Properties Corp.	314	7,241
Equinix, Inc.	240	203,042
Farmland Partners, Inc.	2,456	24,634
Innovative Industrial Properties, Inc.	391	19,609
JBG SMITH Properties	1,181	23,018
Klepierre SA	932	35,601
National Health Investors, Inc.	301	22,427
Pebblebrook Hotel Trust	847	8,860
Piedmont Office Realty Trust, Inc.	1,053	8,487
Public Storage	205	57,105
Sabra Health Care REIT, Inc.	1,549	27,603
Simon Property Group, Inc.	196	34,449
SITE Centers Corp.	1,495	10,958
SL Green Realty Corp.	157	8,062
Summit Hotel Properties, Inc.	2,581	13,266
Tanger, Inc.	647	21,066
		708,651
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	233	16,904
American Eagle Outfitters, Inc.	1,108	18,515
Arcos Dorados Holdings, Inc., Class A	2,363	16,943
Associated British Foods PLC	925	27,888
AutoNation, Inc.†	47	9,394
Best Buy Co., Inc.	599	49,202
BJ's Wholesale Club Holdings, Inc.†	982	86,671
Brinker International, Inc.†	283	30,751
Chipotle Mexican Grill, Inc.†	3,730	118,204
Cie Financiere Richemont SA, Class A	421	83,023
Cracker Barrel Old Country Store, Inc.	71	2,393
Darden Restaurants, Inc.	50	9,007
Dillard's, Inc., Class A	5	3,000
Dollar General Corp.	94	9,274
Dollar Tree, Inc.†	141	13,976
Domino's Pizza, Inc.	79	31,478
Ferguson Enterprises, Inc.†	427	106,109
Gap, Inc.	270	6,169
Genuine Parts Co.	108	13,749
Group 1 Automotive, Inc.	84	33,393
Home Depot, Inc.	257	97,555
Industria de Diseno Textil SA	1,893	104,516
Kingfisher PLC	5,614	22,774

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lithia Motors, Inc.	19	$ 5,967
Lowe's Cos., Inc.	466	110,969
MatsukiyoCocokara & Co.	2,000	36,240
McDonald's Corp.	282	84,157
Next PLC	456	85,664
Nu Skin Enterprises, Inc., Class A	2,612	28,001
ODP Corp.†	1,643	45,807
Pandora A/S	396	53,029
Penske Automotive Group, Inc.	51	8,164
President Chain Store Corp.	2,000	15,517
Ryohin Keikaku Co., Ltd.	1,100	22,620
Signet Jewelers, Ltd.	349	34,499
Starbucks Corp.	2,070	167,401
TJX Cos., Inc.	3,527	494,274
Tokyo Gas Co., Ltd.	4,100	143,717
Ulta Beauty, Inc.†	32	16,636
Urban Outfitters, Inc.†	478	30,884
Walmart, Inc.	5,928	599,795
Williams-Sonoma, Inc.	89	17,296
		2,911,525
Savings & Loans — 0.1%
Axos Financial, Inc.†	507	39,536
HomeTrust Bancshares, Inc.	344	13,523
Northfield Bancorp, Inc.	838	8,564
		61,623
Semiconductors — 6.9%
Advantest Corp.	1,200	180,144
ASM International NV	204	132,304
ASML Holding NV (NASDAQ)	622	658,841
ASML Holding NV (XAMS)	302	319,591
Axcelis Technologies, Inc.†	199	15,832
Broadcom, Inc.	3,305	1,221,627
Infineon Technologies AG	895	35,405
Marvell Technology, Inc.	1,760	164,982
Novatek Microelectronics Corp.	3,000	38,353
NVIDIA Corp.	18,242	3,693,823
ON Semiconductor Corp.†	152	7,612
Photronics, Inc.†	1,076	25,716
QUALCOMM, Inc.	1,314	237,703
Rambus, Inc.†	536	55,122
Samsung Electronics Co., Ltd.	1,101	83,072
SK Hynix, Inc.	154	60,422
SkyWater Technology, Inc.(2)	1,995	34,883
Skyworks Solutions, Inc.	22	1,710
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	48,795
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	943	283,306
Texas Instruments, Inc.	336	54,251
Tokyo Electron, Ltd.	600	133,074
United Microelectronics Corp.	9,000	13,584
		7,500,152
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	28	9,017
Yangzijiang Shipbuilding Holdings, Ltd.	23,700	64,093
		73,110
Software — 5.2%
8x8, Inc.†	2,435	4,480
ACI Worldwide, Inc.†	660	31,436
Adeia, Inc.	1,109	18,897
Asana, Inc., Class A†	620	8,711
Security Description	Shares or Principal Amount	Value

Software (continued)
Box, Inc., Class A†	655	$ 21,019
Commvault Systems, Inc.†	307	42,740
Cover Corp.†	500	5,937
Datadog, Inc., Class A†	580	94,430
DigitalOcean Holdings, Inc.†	468	19,029
Dropbox, Inc., Class A†	159	4,611
Electronic Arts, Inc.	447	89,427
Fair Isaac Corp.†	80	132,762
Fidelity National Information Services, Inc.	384	24,008
IBEX Holdings, Ltd.†	1,019	38,080
Intuit, Inc.	498	332,440
Konami Group Corp.	500	83,512
LiveRamp Holdings, Inc.†	486	13,287
Microsoft Corp.	6,361	3,293,789
Nice, Ltd.†	466	63,752
Oracle Corp.	1,452	381,310
Playtika Holding Corp.	1,709	6,272
Porch Group, Inc.(2)	1,824	27,451
Pro Medicus, Ltd.	193	33,289
Progress Software Corp.†	340	14,498
Sage Group PLC	6,009	90,742
Salesforce, Inc.	578	150,517
SAP SE	781	202,054
ServiceNow, Inc.†	110	101,121
Synopsys, Inc.†	519	235,533
Twilio, Inc., Class A†	66	8,902
Vimeo, Inc.†	3,289	25,654
Weave Communications, Inc.†	925	6,854
Yext, Inc.†	1,812	15,348
Zeta Global Holdings Corp., Class A†	1,648	29,647
		5,651,539
Telecommunications — 1.9%
A10 Networks, Inc.	1,383	24,673
Arista Networks, Inc.†	315	49,672
AT&T, Inc.	8,918	220,718
Cisco Systems, Inc.	3,941	288,127
Credo Technology Group Holding, Ltd.†	512	96,061
Deutsche Telekom AG	3,384	104,886
Extreme Networks, Inc.†	1,042	19,819
HKT Trust & HKT, Ltd.	50,000	72,904
InterDigital, Inc.	177	64,067
Koninklijke KPN NV	26,099	120,874
LG Uplus Corp.	8,240	88,140
Lumen Technologies, Inc.†	7,869	80,893
NETGEAR, Inc.†	1,014	35,206
Orange SA	5,005	79,814
SK Telecom Co., Ltd.	1,526	56,017
SoftBank Group Corp.	100	17,562
Telefonaktiebolaget LM Ericsson, Class B	12,573	126,785
Telefonica SA	9,092	45,975
Telenor ASA	5,072	75,410
T-Mobile US, Inc.	730	153,337
Verizon Communications, Inc.	5,230	207,840
Vodafone Group PLC	59,078	71,511
		2,100,291
Toys/Games/Hobbies — 0.2%
Bandai Namco Holdings, Inc.	2,400	74,783
Hasbro, Inc.	86	6,563
Nintendo Co., Ltd.	1,000	84,647
		165,993

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.6%
AP Moller-Maersk A/S, Series B	31	$ 63,900
C.H. Robinson Worldwide, Inc.	529	81,461
Central Japan Railway Co.	1,500	36,656
Costamare, Inc.	2,710	33,116
CSX Corp.	1,358	48,915
DHT Holdings, Inc.	1,610	21,381
Expeditors International of Washington, Inc.	106	12,921
FedEx Corp.	88	22,336
Matson, Inc.	216	21,805
Norfolk Southern Corp.	151	42,790
Scorpio Tankers, Inc.	623	38,439
SITC International Holdings Co., Ltd.	28,000	103,128
Teekay Corp., Ltd.	2,380	22,896
Teekay Tankers, Ltd., Class A	453	27,633
Union Pacific Corp.	515	113,491
		690,868
Water — 0.1%
Consolidated Water Co., Ltd.	961	32,684
United Utilities Group PLC	2,122	33,466
		66,150
Total Common Stocks (cost $48,664,423)		70,636,155
CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.3%
Boeing Co.
2.70%, 02/01/2027	$ 65,000	63,779
3.50%, 03/01/2039	20,000	16,278
3.90%, 05/01/2049	17,000	12,816
6.13%, 02/15/2033	60,000	64,521
6.86%, 05/01/2054	30,000	34,146
6.88%, 03/15/2039	25,000	28,312
Howmet Aerospace, Inc.
3.00%, 01/15/2029	75,000	72,459
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	9,488
RTX Corp.
6.00%, 03/15/2031	10,000	10,792
		312,591
Agriculture — 0.2%
BAT Capital Corp.
4.63%, 03/22/2033	40,000	39,517
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,211
5.13%, 02/15/2030	85,000	87,745
5.25%, 02/13/2034	20,000	20,614
		158,087
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	30,000	29,913
Apparel — 0.1%
Tapestry, Inc.
3.05%, 03/15/2032	55,000	49,710
Auto Manufacturers — 0.2%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,538
General Motors Financial Co, Inc.
4.20%, 10/27/2028	10,000	9,976
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
5.45%, 09/06/2034	$ 15,000	$ 15,181
Hyundai Capital America
4.88%, 11/01/2027*	55,000	55,610
5.35%, 03/19/2029*	55,000	56,445
		157,750
Banks — 1.2%
Bank of America Corp.
3.85%, 03/08/2037	72,000	67,551
6.20%, 11/10/2028	60,000	62,402
Citigroup, Inc.
3.20%, 10/21/2026	255,000	253,016
Goldman Sachs Group, Inc.
4.15%, 10/21/2029	35,000	34,896
JPMorgan Chase & Co.
5.58%, 07/23/2036	10,000	10,369
Morgan Stanley
5.32%, 07/19/2035	90,000	92,558
5.47%, 01/18/2035	130,000	135,208
5.95%, 01/19/2038	8,000	8,387
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	10,000	10,273
US Bancorp
1.38%, 07/22/2030	325,000	285,943
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	247,660
5.56%, 07/25/2034	110,000	115,513
		1,323,776
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	118,812
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	390,256
Royalty Pharma PLC
5.15%, 09/02/2029	50,000	51,280
5.20%, 09/25/2035	20,000	20,037
		461,573
Building Materials — 0.0%
Carlisle Cos., Inc.
5.25%, 09/15/2035	10,000	10,173
Computers — 0.1%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	70,000	70,404
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	247,932
4.73%, 04/25/2029	40,000	40,608
5.02%, 04/25/2031	60,000	61,707
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	39,400
Capital One Financial Corp.
4.49%, 09/11/2031	35,000	34,745
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	45,209
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	65,000	68,324

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
3.30%, 03/26/2027	$ 245,000	$ 243,171
		781,096
Electric — 0.4%
American Electric Power Co, Inc.
5.80%, 03/15/2056	40,000	40,072
6.05%, 03/15/2056	15,000	15,190
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,225
Florida Power & Light Co.
5.70%, 03/15/2055	10,000	10,411
Georgia Power Co.
5.20%, 03/15/2035	20,000	20,610
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	70,000	72,955
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	10,000	10,374
Southern Power Co.
4.25%, 10/01/2030	15,000	14,913
4.90%, 10/01/2035	25,000	24,734
Virginia Electric & Power Co.
4.90%, 09/15/2035	60,000	59,819
Vistra Operations Co. LLC
3.70%, 01/30/2027*	100,000	99,208
4.60%, 10/15/2030*	20,000	19,871
		408,382
Electronics — 0.0%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,610
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	10,212
Food — 0.3%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	95,000	91,048
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	9,103
6.88%, 01/26/2039	10,000	11,150
Kroger Co.
5.00%, 09/15/2034	20,000	20,164
Mars, Inc.
5.20%, 03/01/2035*	85,000	87,243
5.70%, 05/01/2055*	70,000	71,225
		289,933
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	41,010
Healthcare-Services — 0.5%
HCA, Inc.
4.60%, 11/15/2032	15,000	14,907
Humana, Inc.
3.70%, 03/23/2029	270,000	264,205
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	199,604
		478,716
Security Description	Shares or Principal Amount	Value

Insurance — 0.4%
Aon North America, Inc.
5.45%, 03/01/2034	$ 30,000	$ 31,257
Athene Global Funding
5.03%, 07/17/2030*	90,000	91,309
5.54%, 08/22/2035*	20,000	20,232
Brown & Brown, Inc.
4.90%, 06/23/2030	32,000	32,438
5.25%, 06/23/2032	12,000	12,291
5.55%, 06/23/2035	16,000	16,468
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	233,809
		437,804
Internet — 0.1%
Meta Platforms, Inc.
4.60%, 11/15/2032	25,000	25,126
4.75%, 08/15/2034	30,000	30,139
5.63%, 11/15/2055	12,000	11,910
Netflix, Inc.
5.38%, 11/15/2029*	35,000	36,544
		103,719
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	95,000	93,455
5.75%, 03/15/2030*	20,000	20,600
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	20,000	20,136
		134,191
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,416
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.
4.13%, 11/15/2028*	80,000	78,812
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	273,629
Comcast Corp.
2.89%, 11/01/2051	370,000	224,219
Paramount Global
4.20%, 06/01/2029	40,000	39,175
		537,023
Mining — 0.0%
Glencore Funding LLC
5.67%, 04/01/2035*	30,000	31,318
6.14%, 04/01/2055*	10,000	10,489
		41,807
Oil & Gas — 0.3%
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	231,105
Viper Energy Partners LLC
4.90%, 08/01/2030	16,000	16,112
5.70%, 08/01/2035	16,000	16,314
		263,531
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,464

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
4.95%, 03/15/2031	$ 10,000	$ 10,341
5.05%, 03/15/2034	10,000	10,287
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	228,473
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,399
5.20%, 02/22/2034	20,000	20,778
5.55%, 02/22/2054	10,000	9,950
5.65%, 02/22/2064	10,000	9,927
CVS Health Corp.
4.78%, 03/25/2038	255,000	239,593
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	10,033
4.70%, 02/09/2034	20,000	20,235
5.10%, 02/09/2064	30,000	28,362
Zoetis, Inc.
5.00%, 08/17/2035	75,000	75,772
		694,614
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	45,000	45,015
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	30,000	32,005
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,444
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	79,043
MPLX LP
2.65%, 08/15/2030	75,000	69,078
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,240
5.65%, 11/01/2028	20,000	20,733
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	109,003
		426,561
REITS — 0.1%
American Tower Corp.
4.90%, 03/15/2030	20,000	20,417
Crown Castle, Inc.
3.65%, 09/01/2027	35,000	34,639
VICI Properties LP/VICI Note Co., Inc.
4.50%, 01/15/2028*	60,000	59,953
		115,009
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	8,000	6,966
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	45,000	41,313
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	257,651
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	266,298
		572,228
Semiconductors — 0.8%
Broadcom, Inc.
4.15%, 11/15/2030	70,000	69,645
5.05%, 07/12/2029	65,000	66,931
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	213,228
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.
3.90%, 03/25/2030	$ 120,000	$ 117,589
4.15%, 08/05/2032	55,000	53,124
NVIDIA Corp.
3.20%, 09/16/2026	385,000	382,828
		903,345
Software — 0.2%
MSCI, Inc.
3.63%, 09/01/2030*	50,000	47,566
Oracle Corp.
3.60%, 04/01/2050	20,000	13,564
4.45%, 09/26/2030	20,000	19,835
4.80%, 09/26/2032	25,000	24,743
5.38%, 09/27/2054	30,000	26,373
Synopsys, Inc.
4.85%, 04/01/2030	10,000	10,178
5.00%, 04/01/2032	10,000	10,210
5.15%, 04/01/2035	10,000	10,158
5.70%, 04/01/2055	10,000	10,102
		172,729
Telecommunications — 0.8%
AT&T, Inc.
5.35%, 09/01/2040	240,000	237,181
Motorola Solutions, Inc.
2.30%, 11/15/2030	45,000	40,690
4.85%, 08/15/2030	8,000	8,152
5.20%, 08/15/2032	30,000	30,881
Rogers Communications, Inc.
5.00%, 02/15/2029	70,000	71,279
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	285,128
3.88%, 04/15/2030	30,000	29,385
5.15%, 04/15/2034	10,000	10,211
Verizon Communications, Inc.
2.36%, 03/15/2032	120,000	104,929
2.88%, 11/20/2050	125,000	78,880
		896,716
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	220,538
CSX Corp.
3.80%, 03/01/2028	245,000	243,886
		464,424
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	35,000	35,166
Total Corporate Bonds & Notes (cost $10,973,685)		10,624,843
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.87%, 02/15/2028	92,501	92,811
Ford Credit Auto Owner Trust
Series 2023-2, Class A 5.28%, 02/15/2036*	238,000	245,468
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	74,000	76,019

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Hyundai Auto Receivables Trust
Series 2025-B, Class A3 4.36%, 12/17/2029	$ 180,000	$ 181,588
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A4 4.31%, 04/16/2029	87,000	87,207
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	71,000	71,556
World Omni Auto Receivables Trust
Series 2025-C, Class A3 4.08%, 11/15/2030	100,000	100,297
		854,946
Home Equity — 0.2%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(3)	103,090	103,760
Towd Point Mtg. Trust
Series 2024-CES4, Class A1 5.12%, 09/25/2064*(4)	96,593	96,602
		200,362
Other Asset Backed Securities — 0.0%
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1 5.02%, 08/25/2049*	50,000	50,219
Total Asset Backed Securities (cost $1,098,185)		1,105,527
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 3.1%
Banc of America Commercial Mtg. Trust VRS
Series 2015-UBS7, Class B 4.27%, 09/15/2048(3)	73,000	70,310
BANK
Series 2019-BN18, Class A2 3.47%, 05/15/2062	33,000	32,174
BANK5 VRS
Series 2025-5YR15, Class XA 1.22%, 07/15/2058(3)(5)	142,954	7,049
Series 2025-5YR17, Class AS 5.63%, 11/15/2058(3)	26,000	26,837
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	39,341	38,772
BBCMS Mtg. Trust VRS
Series 2025-5C37, Class AS 5.38%, 09/15/2058(3)	45,000	45,953
Series 2023-C21, Class A3 6.30%, 09/15/2056(3)	32,000	34,244
Benchmark Mtg. Trust
Series 2020-B17, Class A2 2.21%, 03/15/2053	72,153	68,196
Series 2019-B13, Class A2 2.89%, 08/15/2057	96,130	92,654
Series 2019-B14, Class A2 2.91%, 12/15/2062	26,239	25,361
Benchmark Mtg. Trust VRS
Series 2025-V15, Class XA 1.12%, 06/15/2058(3)(5)	659,788	29,742
Series 2025-V18, Class XA 1.47%, 10/15/2058*(3)(5)	1,000,000	54,480
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-V17, Class AM 5.42%, 09/15/2058(3)	$ 26,000	$ 26,606
BMO Mtg. Trust
Series 2025-5C11, Class AS 5.94%, 07/15/2058	44,000	45,841
BMO Mtg. Trust VRS
Series 2024-5C8, Class AS 5.94%, 12/15/2057(3)	45,000	46,771
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1 5.80%, 06/25/2064*(4)	133,537	134,575
Series 2024-NQM3, Class A1 6.19%, 03/25/2064*(4)	129,849	131,149
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class A2 2.94%, 01/15/2053	26,695	25,650
CD Mtg. Trust
Series 2016-CD1, Class A4 2.72%, 08/10/2049	48,000	47,023
CD Mtg. Trust VRS
Series 2017-CD4, Class B 3.95%, 05/10/2050(3)	32,000	30,369
Chase Home Lending Mtg. Trust FRS
Series 2024-11, Class A11 5.43%, (SOFR30A+1.25%), 11/25/2055*	100,197	100,061
Series 2025-7, Class A11 5.58%, (SOFR30A+1.40%), 05/25/2056*	23,162	23,225
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A2 2.71%, 02/15/2053	26,900	25,803
COLT Mtg. Loan Trust
Series 2024-INV1, Class A1 5.90%, 12/25/2068*(4)	139,861	140,831
Series 2024-2, Class A1 6.13%, 04/25/2069*(4)	65,651	66,262
Series 2024-3, Class A1 6.39%, 06/25/2069*(4)	126,603	128,306
COMM Mtg. Trust VRS
Series 2015-LC19, Class C 4.06%, 02/10/2048(3)	11,971	11,522
Connecticut Avenue Securities Trust FRS
Series 2025-R04, Class 1A1 5.18%, (SOFR30A+1.00%), 05/25/2045*	18,968	18,999
Series 2025-R04, Class 1M1 5.38%, (SOFR30A+1.20%), 05/25/2045*	49,946	50,032
Series 2023-R02, Class 1M1 6.48%, (SOFR30A+2.30%), 01/25/2043*	15,087	15,398
Series 2023-R01, Class 1M1 6.58%, (SOFR30A+2.40%), 12/25/2042*	10,856	11,089
Series 2016-C07, Class 2M2 8.65%, (SOFR30A+4.46%), 05/25/2029	87,322	89,607
CSAIL Commercial Mtg. Trust
Series 2019-C18, Class A2 2.84%, 12/15/2052	32,849	31,962
Series 2017-CX10, Class A3 3.40%, 11/15/2050	33,039	32,980
Series 2015-C3, Class A4 3.72%, 08/15/2048	995	993
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA3, Class B1 7.55%, (SOFR30A+3.36%), 07/25/2049*	80,000	83,807

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Trust
Series 2019-GC42, Class A2 2.93%, 09/10/2052	$ 63,744	$ 62,029
JPMCC Commercial Mtg. Securities Trust
Series 2019-COR5, Class A2 3.15%, 06/13/2052	29,569	29,241
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.43%, (SOFR30A+1.25%), 06/25/2055*	80,316	80,206
Series 2025-2, Class A11 5.43%, (SOFR30A+1.25%), 07/25/2055*	181,575	181,329
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2, Class AS 5.38%, 11/15/2058	18,000	18,462
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2013-C9, Class B 3.71%, 05/15/2046(3)	33,460	32,435
Series 2013-C10, Class B 3.95%, 07/15/2046(3)	31,415	29,801
Series 2015-C26, Class B 4.09%, 10/15/2048(3)	44,000	43,599
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	46,000	44,900
Morgan Stanley Residential Mtg. Loan Trust FRS
Series 2024-3, Class AF 5.53%, (SOFR30A+1.35%), 07/25/2054*	115,264	115,080
NYC Trust FRS
Series 2024-3ELV, Class A 6.02%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,315
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	129,089	130,783
Onity Loan Investment Trust VRS
Series 2025-HB1, Class A 3.00%, 06/25/2038*(3)	60,245	58,867
Station Place Securitization Trust FRS
Series 2025-7, Class A 4.89%, (TSFR1M+0.90%), 11/24/2026*	110,000	110,000
Series 2025-1, Class A 4.92%, (TSFR1M+0.90%), 07/23/2026*	99,000	99,766
Series 2025-3, Class A 4.92%, (TSFR1M+0.90%), 09/23/2026*	100,000	99,830
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.48%, (TSFR1M+1.44%), 02/15/2042*	100,000	99,375
Wells Fargo Commercial Mtg. Trust
Series 2016-LC24, Class AS 3.37%, 10/15/2049	66,000	64,641
Series 2019-C50, Class B 4.19%, 05/15/2052	35,000	32,882
Wells Fargo Commercial Mtg. Trust VRS
Series 2025-5C4, Class XA 1.12%, 05/15/2058(3)(5)	1,570,914	70,084
		3,348,258
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5510, Class FK 5.28%, (SOFR30A+1.10%), 02/25/2055	122,480	122,753
Series 5517, Class FH 5.33%, (SOFR30A+1.15%), 03/25/2055	109,257	109,414
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA2, Class M1 5.38%, (SOFR30A+1.20%), 05/25/2045*	$ 135,889	$ 136,054
Series 2024-DNA2, Class A1 5.43%, (SOFR30A+1.25%), 05/25/2044*	139,554	140,208
Series 2024-HQA2, Class A1 5.43%, (SOFR30A+1.25%), 08/25/2044*	137,800	138,532
Federal National Mtg. Assoc. REMIC FRS
Series 2024-39, Class DF 5.28%, (SOFR30A+1.10%), 06/25/2054	124,126	124,424
Series 2025-55, Class FG 5.28%, (SOFR30A+1.10%), 07/25/2055	137,400	137,791
Series 2024-22, Class FG 5.38%, (SOFR30A+1.20%), 05/25/2054	132,875	133,395
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.30%, (H15T1Y+0.45%), 08/20/2069	12,162	12,120
		1,054,691
Total Collateralized Mortgage Obligations (cost $4,393,323)		4,402,949
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.9%
U.S. Government — 9.5%
United States Treasury Bonds
4.00%, 11/15/2052	320,000	285,988
4.50%, 02/15/2036	190,000	197,036
4.63%, 02/15/2055	60,000	59,559
4.75%, 11/15/2053 to 05/15/2055	1,370,000	1,386,193
4.88%, 08/15/2045	230,000	236,900
5.00%, 05/15/2045	1,230,000	1,287,272
United States Treasury Notes
0.50%, 08/31/2027	2,180,000	2,061,122
3.75%, 04/30/2027 to 06/30/2027	420,000	420,719
4.00%, 05/31/2030	1,080,000	1,094,048
4.13%, 02/29/2032 to 03/31/2032	2,910,000	2,956,236
4.63%, 03/15/2026 to 02/15/2035	260,000	270,407
4.88%, 11/30/2025	120,000	120,068
		10,375,548
U.S. Government Agency — 10.4%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	115,302	100,128
2.50%, 08/01/2037	52,442	49,332
3.00%, 10/01/2037	261	250
4.50%, 07/01/2053	84,650	83,944
5.00%, 04/01/2053	80,597	80,691
5.50%, 10/01/2055	816,604	825,136
6.00%, 10/01/2055	268,075	274,277
Federal National Mtg. Assoc.
1.50%, 08/01/2037	53,457	47,920
2.00%, 04/01/2037 to 09/01/2050	1,324,540	1,096,533
2.50%, 03/01/2042 to 06/01/2051	351,878	307,978
3.00%, 05/01/2042 to 06/01/2052	514,359	460,478
3.50%, 08/01/2052	336,628	310,708
4.50%, 05/01/2055	212,114	206,782
5.50%, 01/01/2053	48,984	49,714
6.50%, 10/01/2055	119,008	123,198
Government National Mtg. Assoc.
2.00%, November 30 TBA	300,000	249,459
2.50%, November 30 TBA	310,000	268,283
3.00%, November 30 TBA	220,000	197,656
3.50%, November 30 TBA	160,000	146,435

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.00%, November 30 TBA	$ 110,000	$ 104,020
4.50%, November 30 TBA	180,000	175,650
5.00%, November 30 TBA	200,000	199,369
5.50%, November 30 TBA	480,000	483,958
6.00%, November 30 TBA	230,000	234,071
Uniform Mtg. Backed Securities
1.50%, November 15 TBA	100,000	89,569
2.00%, November 15 TBA	180,000	165,639
2.00%, November 30 TBA	130,000	105,397
2.50%, November 30 TBA	750,000	636,650
3.00%, November 30 TBA	50,000	44,297
3.50%, November 30 TBA	50,000	46,093
4.00%, November 30 TBA	330,000	313,073
4.50%, November 15 TBA	50,000	49,908
5.00%, November 15 TBA	100,000	100,972
5.00%, November 30 TBA	280,000	278,568
6.00%, November 30 TBA	840,000	858,948
6.50%, November 30 TBA	2,500,000	2,588,712
		11,353,796
Total U.S. Government & Agency Obligations (cost $21,576,807)		21,729,344
UNAFFILIATED INVESTMENT COMPANIES — 5.3%
iShares Core High Dividend ETF	3,442	410,459
iShares Core S&P 500 ETF	6,291	4,310,782
iShares MSCI USA Momentum Factor ETF	1,641	417,175
iShares Russell 1000 Value ETF	380	77,737
Vanguard Growth ETF	1,170	583,654
Total Unaffiliated Investment Companies (cost $4,903,323)		5,799,807
Total Long-Term Investment Securities (cost $91,609,746)		114,298,625
SHORT-TERM INVESTMENTS — 1.3%
Pipelines — 0.2%
Targa Resources Corp.
4.05%, 11/03/2025	250,000	249,914
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(6)	1,181,789	1,181,789
Total Short-Term Investments (cost $1,431,733)		1,431,703
TOTAL INVESTMENTS (cost $93,041,479)	106.2%	115,730,328
Other assets less liabilities	(6.2)	(6,738,753)
NET ASSETS	100.0%	$108,991,575
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $4,840,876 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Peabody Energy Corp.	11/19/24	847	$22,460	$23,225	$27.42	0.0%
Porch Group, Inc.	09/24/25	1,824	32,616	27,451	15.05	0.0
SkyWater Technology, Inc.	08/20/24, 11/19/24, 11/20/24	1,995	19,195	34,883	17.49	0.0
				$85,559		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2025.
(5)	Interest Only
(6)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	S&P 500 E-Mini Index	December 2025	$2,682,916	$2,749,600	$66,684
						Unrealized (Depreciation)
23	Short	U.S. Treasury 10 Year Notes	December 2025	$2,590,697	$2,591,453	$ (756)
		Net Unrealized Appreciation (Depreciation)				$65,928
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,245,455	$—	$507	$1,245,962
Iron/Steel	146,077	—	0	146,077
Oil & Gas	1,690,351	264	—	1,690,615
Pharmaceuticals	4,095,353	—	198	4,095,551
Software	5,587,787	63,752	—	5,651,539
Other Industries	57,806,411	—	—	57,806,411
Corporate Bonds & Notes	—	10,624,843	—	10,624,843
Asset Backed Securities	—	1,105,527	—	1,105,527
Collateralized Mortgage Obligations	—	4,402,949	—	4,402,949
U.S. Government & Agency Obligations	—	21,729,344	—	21,729,344
Unaffiliated Investment Companies	5,799,807	—	—	5,799,807
Short-Term Investments:
Pipelines	—	249,914	—	249,914
Other Short-Term Investments	1,181,789	—	—	1,181,789
Total Investments at Value	$77,553,030	$38,176,593	$705	$115,730,328
Other Financial Instruments:†
Futures Contracts	$66,684	$—	$—	$66,684
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$756	$—	$—	$756
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 37.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,053,940	$ 20,334,001
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,013,174	21,057,802
Total Domestic Fixed Income Investment Companies (cost $41,567,635)		41,391,803
Domestic Equity Investment Companies — 32.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	605,491	28,003,986
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	335,603	5,426,695
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	136,017	2,008,970
Total Domestic Equity Investment Companies (cost $26,838,492)		35,439,651
International Equity Investment Companies — 30.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	195,370	3,698,351
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,844,627	$ 29,956,746
Total International Equity Investment Companies (cost $25,763,178)		33,655,097
TOTAL INVESTMENTS (cost $94,169,305)	100.1%	110,486,551
Other assets less liabilities	(0.1)	(72,165)
NET ASSETS	100.0%	$110,414,386
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$110,486,551	$—	$—	$110,486,551
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 40.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	748,936	$ 34,638,285
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	405,010	6,549,020
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	290,580	4,291,866
Total Domestic Equity Investment Companies (cost $34,400,929)		45,479,171
International Equity Investment Companies — 36.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	322,065	6,096,696
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,142,823	34,799,446
Total International Equity Investment Companies (cost $31,605,383)		40,896,142
Domestic Fixed Income Investment Companies — 22.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,212,291	12,001,676
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,239,368	$ 12,963,789
Total Domestic Fixed Income Investment Companies (cost $24,960,298)		24,965,465
TOTAL INVESTMENTS (cost $90,966,610)	100.1%	111,340,778
Other assets less liabilities	(0.1)	(72,930)
NET ASSETS	100.0%	$111,267,848
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$111,340,778	$—	$—	$111,340,778
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,254,021	$150,498,470
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,994,404	32,249,516
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,445,456	21,349,377
Total Domestic Equity Investment Companies (cost $151,308,471)		204,097,363
International Equity Investment Companies — 43.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,205,590	22,821,818
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,921,448	161,124,316
Total International Equity Investment Companies (cost $140,466,138)		183,946,134
Domestic Fixed Income Investment Companies — 7.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,651,567	16,350,518
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,597,081	$ 16,705,464
Total Domestic Fixed Income Investment Companies (cost $32,603,419)		33,055,982
TOTAL INVESTMENTS (cost $324,378,028)	100.0%	421,099,479
Other assets less liabilities	(0.0)	(171,333)
NET ASSETS	100.0%	$420,928,146
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$421,099,479	$—	$—	$421,099,479
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.5%
Aerospace/Defense — 3.2%
Dassault Aviation SA	379	$ 121,795
FTAI Aviation, Ltd.	332	57,403
General Dynamics Corp.	314	108,299
General Electric Co.	1,041	321,617
Moog, Inc., Class A	619	126,802
MTU Aero Engines AG	117	50,991
Rheinmetall AG	3	5,884
Rolls-Royce Holdings PLC	2,265	34,724
RTX Corp.	1,320	235,620
Saab AB, Class B	246	13,568
Safran SA	1,292	458,532
Singapore Technologies Engineering, Ltd.	9,600	62,618
Thales SA	303	86,231
		1,684,084
Agriculture — 1.5%
Imperial Brands PLC	10,899	433,120
Japan Tobacco, Inc.	8,000	278,502
Philip Morris International, Inc.	520	75,052
		786,674
Airlines — 0.5%
Alaska Air Group, Inc.†	242	10,099
Delta Air Lines, Inc.	1,117	64,094
SkyWest, Inc.†	628	63,101
Southwest Airlines Co.	4,570	138,471
		275,765
Apparel — 0.2%
Birkenstock Holding PLC†	1,078	43,023
Kontoor Brands, Inc.	264	21,363
Levi Strauss & Co., Class A	2,918	59,177
		123,563
Auto Manufacturers — 1.0%
Ford Motor Co.	1,502	19,721
Tesla, Inc.†	1,091	498,107
		517,828
Auto Parts & Equipment — 1.4%
Adient PLC†	529	12,267
Aumovio SE†	500	21,497
Continental AG	3,440	259,636
H-One Co, Ltd.	1,300	11,312
Mobileye Global, Inc., Class A†	9,334	122,742
NOK Corp.	600	10,687
Shindengen Electric Manufacturing Co., Ltd.	700	15,943
Sumitomo Electric Industries, Ltd.	7,900	289,631
		743,715
Banks — 5.5%
Ameris Bancorp	312	22,345
Bank of America Corp.	9,606	513,441
Citigroup, Inc.	868	87,868
Citizens Financial Group, Inc.	167	8,495
Commerce Bancshares, Inc.	1,422	74,840
Cullen/Frost Bankers, Inc.	193	23,766
Deutsche Bank AG	6,719	239,542
HSBC Holdings PLC	5,770	80,606
Huntington Bancshares, Inc.	6,212	95,913
JPMorgan Chase & Co.	905	281,564
KBC Ancora	87	6,839
Lion Finance Group PLC	496	52,160
Security Description	Shares or Principal Amount	Value

Banks (continued)
Lloyds Banking Group PLC	19,140	$ 22,399
Morgan Stanley	2,451	401,964
NatWest Group PLC	28,299	217,110
Nordea Bank Abp	13,084	223,429
PNC Financial Services Group, Inc.	952	173,788
Procrea Holdings, Inc.	5,200	58,441
Shikoku Bank, Ltd.	1,100	10,385
TBC Bank Group PLC	277	15,848
Texas Capital Bancshares, Inc.†	652	54,664
UBS Group AG	7,036	268,675
		2,934,082
Beverages — 0.6%
Coca-Cola Co.	4,792	330,169
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.†	1,059	56,730
Regeneron Pharmaceuticals, Inc.	656	427,581
Rigel Pharmaceuticals, Inc.†	298	9,411
		493,722
Building Materials — 0.6%
Asia Pile Holdings Corp.	12,800	100,998
Carrier Global Corp.	961	57,170
Holcim AG	2,050	181,730
Vulcan Materials Co.	20	5,790
		345,688
Chemicals — 1.3%
Air Liquide SA	1,713	331,556
DuPont de Nemours, Inc.	448	36,579
Linde PLC	741	309,961
		678,096
Commercial Services — 1.4%
Adtalem Global Education, Inc.†	118	11,566
Affirm Holdings, Inc.†	83	5,966
Alight, Inc., Class A	38,608	111,191
Babcock International Group PLC	3,730	59,438
Brambles, Ltd.	4,402	71,603
Bright Horizons Family Solutions, Inc.†	1,832	200,109
EF-ON, Inc.	4,900	12,591
Equifax, Inc.	407	85,918
Laureate Education, Inc.†	1,381	40,091
Legalzoom.com, Inc.†	2,527	25,194
RELX PLC	307	13,539
Verra Mobility Corp.†	4,625	107,346
		744,552
Computers — 2.8%
Apple, Inc.	3,980	1,076,073
Focus Systems Corp.	4,700	49,376
Fortinet, Inc.†	1,387	119,878
NCR Atleos Corp.†	861	31,771
Seagate Technology Holdings PLC	754	192,934
SRA Holdings	800	25,955
		1,495,987
Cosmetics/Personal Care — 0.4%
Procter & Gamble Co.	1,439	216,382
Distribution/Wholesale — 0.0%
Innotech Corp.	1,800	21,351
Diversified Financial Services — 2.8%
American Express Co.	299	107,858

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Ameriprise Financial, Inc.	162	$ 73,349
Capital One Financial Corp.	532	117,035
CME Group, Inc.	1,542	409,386
Coinbase Global, Inc., Class A†	22	7,563
Evercore, Inc., Class A	37	10,899
Hong Kong Exchanges & Clearing, Ltd.	1,200	65,416
Mastercard, Inc., Class A	53	29,255
NEC Capital Solutions, Ltd.	600	14,834
Synchrony Financial	1,161	86,355
Victory Capital Holdings, Inc., Class A	1,828	113,829
Visa, Inc., Class A	1,280	436,147
		1,471,926
Electric — 0.9%
AES Corp.	1,006	13,953
Black Hills Corp.	136	8,626
E.ON SE	15,375	286,033
Electric Power Development Co., Ltd.	1,100	20,917
Engie SA	785	18,368
Mercury NZ, Ltd.	5,135	19,042
Ormat Technologies, Inc.	194	20,636
Public Service Enterprise Group, Inc.	703	56,634
SSE PLC	858	21,596
		465,805
Electrical Components & Equipment — 1.7%
ABB, Ltd.	4,597	340,798
American Superconductor Corp.†	508	30,089
AMETEK, Inc.	1,691	341,768
AQ Group AB	838	17,307
Eaton Corp. PLC	15	5,723
Energizer Holdings, Inc.	796	18,491
Hirakawa Hewtech Corp.	2,500	37,717
Icom, Inc.	800	16,300
Legrand SA	409	70,479
Nexans SA	204	28,687
		907,359
Electronics — 1.4%
Amphenol Corp., Class A	1,833	255,410
Chino Corp.	3,000	26,942
Halma PLC	1,535	71,506
SCREEN Holdings Co., Ltd.	600	57,173
Stoneridge, Inc.†	11,673	79,493
Suzuki Co., Ltd.	8,500	119,080
TTM Technologies, Inc.†	1,268	85,210
Yamaichi Electronics Co., Ltd.	1,100	32,727
		727,541
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,259	38,412
Vestas Wind Systems A/S	503	10,244
		48,656
Engineering & Construction — 0.3%
Comfort Systems USA, Inc.	127	122,629
Space Co., Ltd.	1,700	15,091
Tutor Perini Corp.†	243	16,368
		154,088
Entertainment — 0.0%
Red Rock Resorts, Inc., Class A	154	8,210
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Montrose Environmental Group, Inc.†	1,756	$ 45,445
Food — 1.1%
Nestle SA	1,723	164,603
Tesco PLC	24,915	150,365
Tyson Foods, Inc., Class A	3,505	180,192
WH Group, Ltd.*	79,500	76,323
		571,483
Hand/Machine Tools — 0.1%
Fuji Electric Co., Ltd.	800	57,414
Healthcare-Products — 0.6%
Abbott Laboratories	681	84,185
Boston Scientific Corp.†	568	57,209
FUJIFILM Holdings Corp.	1,800	41,814
GE HealthCare Technologies, Inc.	65	4,872
Glaukos Corp.†	328	28,887
Medtronic PLC	526	47,708
TransMedics Group, Inc.†	249	32,754
		297,429
Healthcare-Services — 0.9%
Medpace Holdings, Inc.†	64	37,434
Oscar Health, Inc., Class A†	2,778	50,004
UnitedHealth Group, Inc.	376	128,427
Universal Health Services, Inc., Class B	841	182,505
Viemed Healthcare, Inc.†	12,927	83,509
		481,879
Home Builders — 0.2%
Century Communities, Inc.	376	22,335
D.R. Horton, Inc.	417	62,166
PulteGroup, Inc.	160	19,179
		103,680
Insurance — 2.3%
Allianz SE	1,168	468,780
Aviva PLC	1,913	16,803
Beazley PLC	934	11,417
Berkshire Hathaway, Inc., Class B†	198	94,553
Challenger, Ltd.	5,321	32,413
Dai-ichi Life Holdings, Inc.	700	4,928
Japan Post Holdings Co., Ltd.	16,600	155,810
Loews Corp.	73	7,268
Marsh & McLennan Cos., Inc.	451	80,346
MetLife, Inc.	70	5,587
Principal Financial Group, Inc.	245	20,590
Prudential Financial, Inc.	1,588	165,152
Suncorp Group, Ltd.	5,604	71,941
Travelers Cos., Inc.	239	64,200
		1,199,788
Internet — 5.8%
Alphabet, Inc., Class A	1,622	456,090
Alphabet, Inc., Class C	1,982	558,567
Amazon.com, Inc.†	3,354	819,114
Expedia Group, Inc.	110	24,200
Hims & Hers Health, Inc.†	1,729	78,600
MercadoLibre, Inc.†	7	16,291
Meta Platforms, Inc., Class A	608	394,197
Netflix, Inc.†	305	341,252
Palo Alto Networks, Inc.†	334	73,560
Prosus NV	459	31,707
Reddit, Inc., Class A†	344	71,879

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Robinhood Markets, Inc., Class A†	275	$ 40,365
Uber Technologies, Inc.†	1,417	136,740
		3,042,562
Investment Companies — 0.1%
Industrivarden AB, Class A	467	19,456
Terawulf, Inc.†	983	15,237
		34,693
Leisure Time — 1.1%
Heiwa Corp.	13,800	179,451
Kawai Musical Instruments Manufacturing Co., Ltd.	700	11,783
MasterCraft Boat Holdings, Inc.†	536	10,752
Norwegian Cruise Line Holdings, Ltd.†	3,860	86,541
Peloton Interactive, Inc., Class A†	7,198	52,257
Royal Caribbean Cruises, Ltd.	867	248,682
		589,466
Machinery-Construction & Mining — 0.7%
Mitsubishi Electric Corp.	8,000	224,100
Modec, Inc.	300	19,506
Siemens Energy AG†	972	120,216
		363,822
Machinery-Diversified — 0.5%
Accelleron Industries AG	1,052	86,016
Burckhardt Compression Holding AG	112	77,381
Wartsila OYJ Abp	2,542	83,125
		246,522
Media — 0.4%
Fox Corp., Class A	1,188	76,804
News Corp., Class A	198	5,247
Nexstar Media Group, Inc.	315	61,655
TV Tokyo Holdings Corp.	2,400	72,416
		216,122
Metal Fabricate/Hardware — 0.3%
Mueller Industries, Inc.	1,083	114,657
Shinsho Corp.	2,000	30,199
Taiho Kogyo Co, Ltd.	4,600	20,447
		165,303
Mining — 1.6%
BHP Group, Ltd.	240	6,823
Endeavour Mining PLC	530	21,403
Evolution Mining, Ltd.	14,517	103,153
Glencore PLC	4,235	20,276
Hecla Mining Co.	7,816	100,592
Northern Star Resources, Ltd.	10,701	172,311
Novagold Resources, Inc.†	5,835	48,372
Southern Copper Corp.	2,301	319,379
United States Lime & Minerals, Inc.	202	23,679
Uranium Energy Corp.†	634	9,592
USA Rare Earth, Inc.†	644	12,526
		838,106
Miscellaneous Manufacturing — 0.7%
Parker-Hannifin Corp.	50	38,642
Siemens AG	1,048	296,619
Smiths Group PLC	383	12,669
		347,930
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.1%
Canon, Inc.	1,600	$ 46,024
Oil & Gas — 1.8%
Antero Resources Corp.†	1,948	60,213
BP PLC ADR	280	9,836
Chevron Corp.	2,877	453,761
ENEOS Holdings, Inc.	54,800	345,918
TotalEnergies SE	1,068	66,414
		936,142
Pharmaceuticals — 5.0%
AbbVie, Inc.	1,227	267,535
AstraZeneca PLC ADR	2,548	209,955
Bristol-Myers Squibb Co.	2,783	128,213
Eli Lilly & Co.	311	268,349
GSK PLC ADR	3,425	160,496
Novartis AG	862	106,332
Novo Nordisk A/S, Class B	1,946	94,898
Roche Holding AG	919	295,656
Sanofi SA	3,905	394,296
Takeda Pharmaceutical Co., Ltd.	14,300	385,360
UCB SA	98	25,134
Zoetis, Inc.	2,150	309,794
		2,646,018
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	18,531
REITS — 1.6%
Alexandria Real Estate Equities, Inc.	194	11,295
Equinix, Inc.	370	313,024
Prologis, Inc.	853	105,849
Public Storage	794	221,176
Welltower, Inc.	959	173,617
Weyerhaeuser Co.	944	21,712
		846,673
Retail — 1.1%
Boot Barn Holdings, Inc.†	141	26,741
Carvana Co.†	102	31,267
Ferguson Enterprises, Inc.†	215	53,428
Movado Group, Inc.	13,504	245,908
Next PLC	118	22,167
TJX Cos., Inc.	1,087	152,332
Warby Parker, Inc., Class A†	575	11,264
Yum! Brands, Inc.	104	14,374
		557,481
Semiconductors — 8.4%
Advantest Corp.	1,200	180,144
ASML Holding NV	613	648,706
Broadcom, Inc.	2,611	965,104
Daitron Co, Ltd.	2,900	87,220
Infineon Technologies AG	5,192	205,390
MaxLinear, Inc.†	476	7,211
Micron Technology, Inc.	139	31,104
NVIDIA Corp.	9,414	1,906,241
Renesas Electronics Corp.	3,200	39,681
Silicon Laboratories, Inc.†	98	12,846
SUMCO Corp.	1,400	14,331
Texas Instruments, Inc.	2,123	342,779
		4,440,757
Shipbuilding — 0.1%
Kongsberg Gruppen ASA	3,157	80,738

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 5.6%
Computer Engineering & Consulting, Ltd.	1,500	$ 21,053
Hinge Health, Inc., Class A†	347	17,267
HUB24, Ltd.	1,068	79,774
Intuit, Inc.	349	232,975
Microsoft Corp.	3,592	1,859,973
Oracle Corp.	1,574	413,348
PCA Corp.	1,000	11,570
Pro Medicus, Ltd.	475	81,928
ROBLOX Corp., Class A†	74	8,415
ServiceNow, Inc.†	226	207,757
Strategy, Inc., Class A†	41	11,050
Zeta Global Holdings Corp., Class A†	1,538	27,669
		2,972,779
Telecommunications — 1.3%
Arista Networks, Inc.†	363	57,241
CommScope Holding Co., Inc.†	335	5,796
Iridium Communications, Inc.	2,949	56,473
KDDI Corp.	7,300	116,598
Telefonaktiebolaget LM Ericsson, Class B	22,646	228,361
T-Mobile US, Inc.	1,099	230,845
		695,314
Transportation — 0.5%
Kirby Corp.†	1,219	126,142
Safe Bulkers, Inc.	25,745	120,744
		246,886
Total Common Stocks (cost $32,179,765)		37,264,230
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 2.3%
iShares Global Infrastructure ETF	9,503	$ 579,683
iShares U.S. Technology ETF	533	110,821
Vanguard Real Estate ETF	5,653	504,135
Total Unaffiliated Investment Companies (cost $992,199)		1,194,639
Total Long-Term Investment Securities (cost $33,171,964)		38,458,869
SHORT-TERM INVESTMENTS — 25.9%
Unaffiliated Investment Companies — 25.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $13,709,940)	13,709,940	13,709,940
TOTAL INVESTMENTS (cost $46,881,904)	98.7%	52,168,809
Other assets less liabilities	1.3	707,045
NET ASSETS	100.0%	$52,875,854
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $76,323 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.52577%	6,710,000	USD	6,710,000	1.000%	Quarterly	Dec 2030	$148,570	$(593)	$147,977
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	Euro STOXX 50 Index	December 2025	$ 125,821	$ 130,688	$ 4,867
7	Long	MSCI Emerging Markets Index	December 2025	473,039	492,660	19,621
1	Long	S&P 500 E-Mini Index	December 2025	343,664	343,699	35
137	Long	U.S. Treasury 10 Year Notes	December 2025	15,347,424	15,436,046	88,622
						$113,145
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$37,264,230	$—	$—	$37,264,230
Unaffiliated Investment Companies	1,194,639	—	—	1,194,639
Short-Term Investments	13,709,940	—	—	13,709,940
Total Investments at Value	$52,168,809	$—	$—	$52,168,809
Other Financial Instruments:†
Futures Contracts	$113,145	$—	$—	$113,145
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$593	$—	$593
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,571,363	$118,925,530
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	946,063	15,297,842
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	979,791	14,471,520
Total Domestic Equity Investment Companies (cost $104,567,296)		148,694,892
Domestic Fixed Income Investment Companies — 37.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,241,551	51,891,358
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,173,825	54,118,207
Total Domestic Fixed Income Investment Companies (cost $107,217,548)		106,009,565
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 10.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,375,558)	1,781,449	$ 28,930,728
TOTAL INVESTMENTS (cost $233,160,402)	100.0%	283,635,185
Other assets less liabilities	(0.0)	(130,819)
NET ASSETS	100.0%	$283,504,366
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$283,635,185	$—	$—	$283,635,185
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 67.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,219,796	$287,665,569
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,305,949	53,457,196
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,865,402	27,551,978
Total Domestic Equity Investment Companies (cost $252,527,245)		368,674,743
Domestic Fixed Income Investment Companies — 17.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,666,781	46,201,137
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,661,022	48,754,287
Total Domestic Fixed Income Investment Companies (cost $95,679,166)		94,955,424
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,194,655)	5,014,913	$ 81,442,189
TOTAL INVESTMENTS (cost $408,401,066)	100.0%	545,072,356
Other assets less liabilities	(0.0)	(213,065)
NET ASSETS	100.0%	$544,859,291
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$545,072,356	$—	$—	$545,072,356
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,551,802	$ 904,270,835
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,252,154	149,607,324
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,310,293	78,433,037
Total Domestic Equity Investment Companies (cost $759,430,808)		1,132,311,196
International Equity Investment Companies — 19.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $223,430,291)	18,732,155	304,210,190
Domestic Fixed Income Investment Companies — 7.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,920,346	58,611,430
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,688,153	$ 59,498,081
Total Domestic Fixed Income Investment Companies (cost $117,954,379)		118,109,511
TOTAL INVESTMENTS (cost $1,100,815,478)	100.0%	1,554,630,897
Other assets less liabilities	(0.0)	(525,716)
NET ASSETS	100.0%	$1,554,105,181
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,554,630,897	$—	$—	$1,554,630,897
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 6.5%
ANZ Group Holdings, Ltd.	149,833	$ 3,593,009
APA Group	66,035	396,638
Aristocrat Leisure, Ltd.	28,138	1,166,317
ASX, Ltd.	9,838	363,369
BHP Group, Ltd.	254,667	7,240,013
BlueScope Steel, Ltd.	22,238	333,202
Brambles, Ltd.	68,242	1,110,017
CAR Group, Ltd.	19,287	450,516
Cochlear, Ltd.	3,295	619,094
Coles Group, Ltd.	66,976	966,284
Commonwealth Bank of Australia	83,959	9,428,935
Computershare, Ltd.	25,711	615,206
CSL, Ltd.	24,308	2,838,993
Evolution Mining, Ltd.	99,469	706,797
Fortescue, Ltd.	84,698	1,179,847
Goodman Group	102,229	2,209,325
Insurance Australia Group, Ltd.	119,323	613,654
Lottery Corp., Ltd.	113,502	408,454
Macquarie Group, Ltd.	18,124	2,591,801
Medibank Private, Ltd.	139,853	446,548
National Australia Bank, Ltd.	153,496	4,380,862
Northern Star Resources, Ltd.	67,573	1,088,082
Origin Energy, Ltd.	86,972	697,096
Pro Medicus, Ltd.	2,821	486,566
Qantas Airways, Ltd.	37,454	249,963
QBE Insurance Group, Ltd.	76,303	990,513
REA Group, Ltd.	2,696	375,889
Rio Tinto, Ltd.	18,674	1,623,458
Santos, Ltd.	164,760	680,234
Scentre Group	259,076	689,920
SGH, Ltd.	10,262	325,650
Sigma Healthcare, Ltd.	234,695	477,575
Sonic Healthcare, Ltd.	23,295	322,519
South32, Ltd.	228,479	473,895
Stockland	117,680	485,858
Suncorp Group, Ltd.	54,788	703,334
Telstra Group, Ltd.	202,728	647,307
Transurban Group	156,406	1,481,832
Vicinity, Ltd.	196,221	323,536
Washington H. Soul Pattinson & Co., Ltd.	17,485	430,160
Wesfarmers, Ltd.	57,019	3,133,832
Westpac Banking Corp.	171,479	4,346,578
WiseTech Global, Ltd.	9,985	451,574
Woodside Energy Group, Ltd.	95,619	1,551,575
Woolworths Group, Ltd.	60,791	1,130,023
		64,825,850
Austria — 0.2%
Erste Group Bank AG	15,394	1,592,515
OMV AG	7,510	410,833
Verbund AG	3,556	274,416
		2,277,764
Belgium — 0.8%
Ageas SA	7,628	504,685
Anheuser-Busch InBev SA NV	49,570	3,022,540
D'ieteren Group	1,122	204,984
Elia Group SA	2,236	269,330
Groupe Bruxelles Lambert NV	4,095	359,908
KBC Group NV	11,459	1,376,957
Lotus Bakeries NV	20	174,511
Sofina SA	805	221,207
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Syensqo SA	3,730	$ 308,008
UCB SA	6,360	1,631,115
		8,073,245
Bermuda — 0.2%
Aegon, Ltd.	67,684	515,373
CK Infrastructure Holdings, Ltd.	31,500	204,918
Hongkong Land Holdings, Ltd.	55,900	341,549
Jardine Matheson Holdings, Ltd.	8,200	481,750
		1,543,590
Denmark — 1.8%
AP Moller-Maersk A/S, Series A	148	305,185
AP Moller-Maersk A/S, Series B	202	416,381
Carlsberg A/S, Class B	4,735	556,599
Coloplast A/S, Class B	6,431	581,266
Danske Bank A/S	33,487	1,495,271
Demant A/S†	4,439	147,580
DSV A/S	10,274	2,180,407
Genmab A/S†	3,088	876,028
Novo Nordisk A/S, Class B	161,581	7,879,597
Novonesis (Novozymes), Class B	17,787	1,063,000
Orsted A/S*†	25,898	462,882
Pandora A/S	3,975	532,295
ROCKWOOL A/S, Class B	4,911	168,199
Tryg A/S	16,535	407,572
Vestas Wind Systems A/S	50,511	1,028,705
		18,100,967
Finland — 1.1%
Elisa Oyj	7,240	319,120
Fortum Oyj	22,915	510,827
Kesko Oyj, Class B	13,826	291,639
Kone Oyj, Class B	17,185	1,147,296
Metso Oyj	32,472	531,864
Neste Oyj	21,504	445,043
Nokia Oyj	259,643	1,754,963
Nordea Bank Abp (NASDAQ Helsinki)	156,248	2,668,171
Orion Oyj, Class B	5,543	386,863
Sampo Oyj, Class A	120,854	1,346,775
Stora Enso Oyj, Class R	28,645	333,478
UPM-Kymmene Oyj	26,912	722,148
Wartsila OYJ Abp	25,509	834,162
		11,292,349
France — 9.7%
Accor SA	9,610	489,048
Aeroports de Paris SA	1,809	247,924
Air Liquide SA	29,010	5,614,972
Alstom SA†	17,661	440,728
Amundi SA*	3,086	228,720
Arkema SA	2,834	168,230
AXA SA	88,782	3,850,850
BioMerieux	2,097	269,749
BNP Paribas SA	51,041	3,945,302
Bollore SE	33,146	184,534
Bouygues SA	9,393	423,654
Bureau Veritas SA	16,170	530,820
Capgemini SE	8,108	1,247,649
Carrefour SA	29,007	436,326
Cie de Saint-Gobain SA	22,437	2,173,961
Cie Generale des Etablissements Michelin SCA	33,386	1,065,577
Covivio SA	2,915	186,815
Credit Agricole SA	52,930	954,193

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Danone SA	32,445	$ 2,867,658
Dassault Aviation SA	987	317,181
Dassault Systemes SE	33,597	953,811
Edenred SE	12,166	349,597
Eiffage SA	3,500	430,457
Engie SA	91,931	2,151,075
EssilorLuxottica SA	15,086	5,517,491
FDJ United	5,770	168,132
Gecina SA	2,405	223,295
Getlink SE	15,262	278,477
Hermes International S.C.A.	1,593	3,945,933
Ipsen SA	1,899	266,606
Kering SA	3,727	1,317,990
Klepierre SA	10,990	419,805
Legrand SA	13,193	2,273,433
L'Oreal SA	12,084	5,051,215
LVMH Moet Hennessy Louis Vuitton SE	12,546	8,851,668
Orange SA	93,481	1,490,733
Pernod Ricard SA	10,201	998,975
Publicis Groupe SA	11,570	1,157,579
Renault SA	9,730	377,955
Rexel SA	11,307	390,990
Safran SA	18,066	6,411,641
Sanofi SA	55,438	5,597,694
Sartorius Stedim Biotech	1,476	352,512
Schneider Electric SE	27,507	7,802,833
Societe Generale SA	36,286	2,294,523
Sodexo SA	4,459	246,910
Teleperformance SE	2,814	200,971
Thales SA	4,647	1,322,487
TotalEnergies SE	103,005	6,405,414
Veolia Environnement SA	31,808	1,050,409
Vinci SA	24,848	3,319,498
		97,264,000
Germany — 9.4%
adidas AG	8,532	1,610,876
Allianz SE	19,374	7,775,808
BASF SE	44,925	2,215,786
Bayer AG	49,167	1,527,320
Bayerische Motoren Werke AG	14,046	1,306,867
Bayerische Motoren Werke AG (Preference Shares)	2,819	243,861
Beiersdorf AG	4,800	507,461
Brenntag SE	6,203	344,267
Commerzbank AG	38,747	1,407,291
Continental AG	5,609	423,342
Covestro AG†	8,892	621,111
CTS Eventim AG & Co. KGaA	3,174	283,900
Daimler Truck Holding AG	24,150	966,205
Delivery Hero SE*†	9,911	251,326
Deutsche Bank AG	92,912	3,312,449
Deutsche Boerse AG	9,413	2,381,552
Deutsche Lufthansa AG	30,216	264,487
Deutsche Post AG	48,296	2,215,602
Deutsche Telekom AG	175,097	5,427,089
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,753	301,388
E.ON SE	112,893	2,100,236
Evonik Industries AG	12,858	215,346
Fresenius Medical Care AG	11,222	602,255
Fresenius SE & Co. KGaA	21,189	1,221,664
GEA Group AG	7,195	514,186
Hannover Rueck SE	2,998	854,927
Security Description	Shares or Principal Amount	Value

Germany (continued)
Heidelberg Materials AG	6,739	$ 1,577,622
Henkel AG & Co. KGaA	5,264	392,874
Henkel AG & Co. KGaA (Preference Shares)	8,103	656,223
Hensoldt AG	3,111	330,619
Infineon Technologies AG	65,322	2,584,070
Knorr-Bremse AG	3,694	343,186
LEG Immobilien SE	3,772	287,172
Mercedes-Benz Group AG	36,348	2,355,004
Merck KGaA	6,553	856,924
MTU Aero Engines AG	2,724	1,187,165
Muenchener Rueckversicherungs-Gesellschaft AG	6,544	4,046,034
Nemetschek SE	2,952	340,262
Porsche Automobil Holding SE (Preference Shares)	7,760	308,230
Rational AG	241	176,535
Rheinmetall AG	2,303	4,516,722
RWE AG	31,690	1,558,262
SAP SE	52,390	13,553,938
Sartorius AG (Preference Shares)	1,325	363,641
Scout24 SE*	3,817	440,846
Siemens AG	38,130	10,792,057
Siemens Energy AG†	34,154	4,224,145
Siemens Healthineers AG*	17,025	953,131
Symrise AG	6,559	542,673
Talanx AG	3,299	401,174
Volkswagen AG (Preference Shares)	10,252	1,066,127
Vonovia SE	37,828	1,135,844
Zalando SE*†	11,005	307,736
		94,194,818
Hong Kong — 1.9%
AIA Group, Ltd.	533,800	5,183,058
BOC Hong Kong Holdings, Ltd.	183,000	899,157
CK Asset Holdings, Ltd.	97,500	482,321
CK Hutchison Holdings, Ltd.	135,500	898,038
CLP Holdings, Ltd.	81,000	691,109
Futu Holdings, Ltd. ADR	3,142	625,384
Galaxy Entertainment Group, Ltd.	111,000	553,104
Hang Seng Bank, Ltd.	38,400	749,167
Henderson Land Development Co., Ltd.	70,000	245,748
HKT Trust & HKT, Ltd.	191,000	278,491
Hong Kong & China Gas Co., Ltd.	571,000	531,279
Hong Kong Exchanges & Clearing, Ltd.	60,700	3,308,970
Link REIT	131,600	685,559
MTR Corp., Ltd.	78,500	287,914
Power Assets Holdings, Ltd.	67,500	428,773
Sino Land Co., Ltd.	188,000	233,471
SITC International Holdings Co., Ltd.	64,000	235,721
Sun Hung Kai Properties, Ltd.	73,000	887,305
Swire Pacific, Ltd., Class A	17,000	140,453
Techtronic Industries Co., Ltd.	74,000	864,701
WH Group, Ltd.*	425,500	408,495
Wharf Holdings, Ltd.	55,000	144,533
Wharf Real Estate Investment Co., Ltd.	80,000	227,526
		18,990,277
Ireland — 0.5%
AIB Group PLC	107,802	992,200
Bank of Ireland Group PLC	48,736	796,850
DCC PLC	5,016	330,135
James Hardie Industries PLC CDI†	29,187	615,116
Kerry Group PLC, Class A	8,349	761,217

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	7,892	$ 590,377
Ryanair Holdings PLC	42,453	1,284,503
		5,370,398
Isle of Man — 0.0%
Entain PLC	31,004	322,744
Israel — 1.1%
Azrieli Group, Ltd.	2,217	233,654
Bank Hapoalim BM	62,549	1,270,502
Bank Leumi Le-Israel BM	75,165	1,526,105
Check Point Software Technologies, Ltd.†	4,298	841,033
CyberArk Software, Ltd.†	2,413	1,256,642
Elbit Systems, Ltd.	1,392	665,951
ICL Group, Ltd.	37,402	244,147
Israel Discount Bank, Ltd., Class A	60,777	606,979
Mizrahi Tefahot Bank, Ltd.	7,959	516,674
Monday.com, Ltd.†	2,075	425,873
Nice, Ltd.†	3,227	441,474
Nova, Ltd.†	1,473	505,206
Phoenix Financial, Ltd.	11,120	427,053
Teva Pharmaceutical Industries, Ltd. ADR†	57,907	1,185,935
Wix.com, Ltd.†	2,761	401,836
		10,549,064
Italy — 2.7%
Banca Mediolanum SpA	10,781	216,349
Banca Monte dei Paschi di Siena SpA	100,072	874,799
Banco BPM SpA	57,578	836,560
BPER Banca SpA	72,581	866,305
Enel SpA	408,057	4,125,883
Eni SpA	102,092	1,876,232
FinecoBank Banca Fineco SpA	30,369	693,446
Generali	42,813	1,645,769
Infrastrutture Wireless Italiane SpA*	14,612	160,425
Intesa Sanpaolo SpA	716,183	4,603,035
Leonardo SpA	20,324	1,191,938
Moncler SpA	11,618	696,357
Nexi SpA*	25,701	135,264
Poste Italiane SpA*	22,594	544,038
Prysmian SpA	14,122	1,462,065
Recordati Industria Chimica e Farmaceutica SpA	5,846	347,027
Snam SpA	100,010	616,499
Telecom Italia SpA†	556,940	328,168
Terna - Rete Elettrica Nazionale	70,042	717,402
UniCredit SpA	70,464	5,200,538
Unipol Assicurazioni SpA	18,269	399,361
		27,537,460
Japan — 22.6%
Yokohama Financial Group, Inc.	52,300	380,431
Advantest Corp.	38,400	5,764,610
Aeon Co., Ltd.	112,000	1,772,915
AGC, Inc.	9,500	297,125
Aisin Corp.	25,300	455,485
Ajinomoto Co., Inc.	45,600	1,293,938
ANA Holdings, Inc.	8,300	155,595
Asahi Group Holdings, Ltd.	73,400	791,106
Asahi Kasei Corp.	62,800	481,870
Asics Corp.	33,900	867,353
Astellas Pharma, Inc.	90,200	944,375
Bandai Namco Holdings, Inc.	29,400	916,091
Bridgestone Corp.	28,500	1,250,886
Security Description	Shares or Principal Amount	Value

Japan (continued)
Canon, Inc.	43,500	$ 1,251,285
Capcom Co., Ltd.	17,600	460,699
Central Japan Railway Co.	39,000	953,047
Chiba Bank, Ltd.	29,300	286,232
Chubu Electric Power Co., Inc.	34,600	481,585
Chugai Pharmaceutical Co., Ltd.	33,900	1,550,588
Dai Nippon Printing Co., Ltd.	19,200	321,370
Daifuku Co., Ltd.	16,400	524,425
Dai-ichi Life Holdings, Inc.	176,700	1,244,043
Daiichi Sankyo Co., Ltd.	85,200	2,028,413
Daikin Industries, Ltd.	13,300	1,551,278
Daito Trust Construction Co., Ltd.	15,000	279,979
Daiwa House Industry Co., Ltd.	27,900	947,380
Daiwa Securities Group, Inc.	65,700	507,106
Denso Corp.	87,700	1,230,054
Disco Corp.	4,600	1,540,497
East Japan Railway Co.	48,300	1,177,177
Eisai Co., Ltd.	13,300	394,400
ENEOS Holdings, Inc.	134,700	850,277
FANUC Corp.	47,100	1,500,317
Fast Retailing Co., Ltd.	9,600	3,529,531
Fuji Electric Co., Ltd.	6,800	488,015
FUJIFILM Holdings Corp.	56,200	1,305,535
Fujikura, Ltd.	12,500	1,717,118
Fujitsu, Ltd.	88,200	2,307,016
Hankyu Hanshin Holdings, Inc.	11,500	308,637
Hikari Tsushin, Inc.	800	211,797
Hitachi, Ltd.	229,900	7,933,348
Honda Motor Co., Ltd.	198,100	2,005,295
Hoya Corp.	17,100	2,783,424
Hulic Co., Ltd.	22,100	228,012
Idemitsu Kosan Co., Ltd.	39,600	275,332
IHI Corp.	51,100	1,066,034
Inpex Corp.	43,800	807,448
Isuzu Motors, Ltd.	26,300	323,396
ITOCHU Corp.	59,800	3,465,536
Japan Airlines Co., Ltd.	7,500	135,196
Japan Exchange Group, Inc.	50,700	568,981
Japan Post Bank Co., Ltd.	90,000	1,009,149
Japan Post Holdings Co., Ltd.	90,600	850,385
Japan Post Insurance Co., Ltd.	9,500	246,084
Japan Tobacco, Inc.	60,500	2,106,174
JFE Holdings, Inc.	29,200	335,087
Kajima Corp.	20,900	674,832
Kansai Electric Power Co., Inc.	47,100	735,794
Kao Corp.	23,400	989,994
Kawasaki Heavy Industries, Ltd.	7,400	595,419
Kawasaki Kisen Kaisha, Ltd.	18,300	262,786
KDDI Corp.	157,700	2,518,841
Keyence Corp.	9,700	3,610,986
Kikkoman Corp.	33,000	262,527
Kirin Holdings Co., Ltd.	39,700	557,593
Kobe Bussan Co., Ltd.	7,900	183,364
Komatsu, Ltd.	46,400	1,555,398
Konami Group Corp.	5,100	851,820
Kubota Corp.	48,500	629,578
Kyocera Corp.	65,200	867,303
Kyowa Kirin Co., Ltd.	12,400	191,660
Lasertec Corp.	4,000	737,395
LY Corp.	142,300	418,285
M3, Inc.	22,400	315,338
Makita Corp.	11,500	348,933
Marubeni Corp.	70,500	1,738,369

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MatsukiyoCocokara & Co.	16,900	$ 306,231
MEIJI Holdings Co., Ltd.	12,200	234,564
Minebea Mitsumi, Inc.	18,400	364,872
Mitsubishi Chemical Group Corp.	65,600	343,133
Mitsubishi Corp.	161,300	3,885,183
Mitsubishi Electric Corp.	95,400	2,672,389
Mitsubishi Estate Co., Ltd.	53,400	1,130,995
Mitsubishi HC Capital, Inc.	44,700	349,803
Mitsubishi Heavy Industries, Ltd.	160,800	4,854,989
Mitsubishi UFJ Financial Group, Inc.	575,200	8,696,490
Mitsui & Co., Ltd.	124,300	3,066,567
Mitsui Fudosan Co., Ltd.	132,900	1,381,087
Mitsui OSK Lines, Ltd.	17,500	520,424
Mizuho Financial Group, Inc.	126,000	4,209,811
MonotaRO Co., Ltd.	13,100	182,972
MS&AD Insurance Group Holdings, Inc.	64,700	1,337,578
Murata Manufacturing Co., Ltd.	84,000	1,848,861
NEC Corp.	65,400	2,384,123
Nexon Co., Ltd.	16,200	331,127
NIDEC Corp.	41,800	510,735
Nintendo Co., Ltd.	55,300	4,680,997
Nippon Building Fund, Inc.	389	358,937
Nippon Paint Holdings Co., Ltd.	48,400	308,565
Nippon Sanso Holdings Corp.	9,000	299,474
Nippon Steel Corp.	241,000	995,057
Nippon Yusen KK	22,100	764,487
Nissan Motor Co., Ltd.†	108,100	247,962
Nissin Foods Holdings Co., Ltd.	10,300	185,735
Nitori Holdings Co., Ltd.	20,000	324,444
Nitto Denko Corp.	35,300	882,786
Nomura Holdings, Inc.	150,200	1,074,041
Nomura Research Institute, Ltd.	18,700	731,692
NTT, Inc.	1,493,400	1,534,972
Obayashi Corp.	33,200	562,705
Obic Co., Ltd.	16,500	512,527
Olympus Corp.	56,600	697,630
Oracle Corp. Japan	2,000	184,673
Oriental Land Co., Ltd.	54,200	1,097,294
ORIX Corp.	58,500	1,427,292
Osaka Gas Co., Ltd.	17,800	559,953
Otsuka Corp.	11,800	233,534
Otsuka Holdings Co., Ltd.	21,700	1,179,130
Pan Pacific International Holdings Corp.	94,300	561,602
Panasonic Holdings Corp.	117,000	1,365,418
Rakuten Group, Inc.†	77,000	504,390
Recruit Holdings Co., Ltd.	66,600	3,331,080
Renesas Electronics Corp.	84,000	1,041,620
Resona Holdings, Inc.	103,600	1,004,001
Ryohin Keikaku Co., Ltd.	25,000	514,081
Sanrio Co., Ltd.	9,100	422,612
SBI Holdings, Inc.	14,200	637,070
SCREEN Holdings Co., Ltd.	3,900	371,627
SCSK Corp.	8,100	298,067
Secom Co., Ltd.	20,900	706,974
Sekisui Chemical Co., Ltd.	19,000	329,797
Sekisui House, Ltd.	30,500	655,282
Seven & i Holdings Co., Ltd.	105,300	1,343,325
SG Holdings Co., Ltd.	14,800	136,034
Shimadzu Corp.	11,600	312,374
Shimano, Inc.	3,800	399,578
Shin-Etsu Chemical Co., Ltd.	84,700	2,558,423
Shionogi & Co., Ltd.	37,300	624,450
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shiseido Co., Ltd.	20,200	$ 340,796
SMC Corp.	2,800	955,136
SoftBank Corp.	1,435,900	2,037,709
SoftBank Group Corp.	48,000	8,429,823
Sompo Holdings, Inc.	44,800	1,368,622
Sony Financial Holdings, Inc.†	311,700	314,309
Sony Group Corp.	308,500	8,671,871
Subaru Corp.	29,900	636,959
Sumitomo Corp.	54,800	1,595,177
Sumitomo Electric Industries, Ltd.	35,600	1,305,172
Sumitomo Metal Mining Co., Ltd.	12,500	411,800
Sumitomo Mitsui Financial Group, Inc.	185,400	5,008,242
Sumitomo Mitsui Trust Group, Inc.	32,200	884,032
Sumitomo Realty & Development Co., Ltd.	15,300	653,360
Suntory Beverage & Food, Ltd.	7,300	220,833
Suzuki Motor Corp.	78,600	1,177,138
Sysmex Corp.	25,700	288,001
T&D Holdings, Inc.	25,000	538,739
Taisei Corp.	7,900	575,930
Takeda Pharmaceutical Co., Ltd.	79,500	2,142,389
TDK Corp.	97,900	1,698,051
Terumo Corp.	66,800	1,079,957
TIS, Inc.	10,500	362,128
Toho Co., Ltd.	5,400	317,321
Tokio Marine Holdings, Inc.	91,900	3,447,964
Tokyo Electron, Ltd.	22,500	4,990,267
Tokyo Gas Co., Ltd.	15,600	546,825
Tokyo Metro Co., Ltd.	15,200	159,733
Tokyu Corp.	24,300	270,578
Toppan Holdings, Inc.	12,100	296,788
Toray Industries, Inc.	70,700	434,036
Toyota Industries Corp.	8,100	884,320
Toyota Motor Corp.	475,500	9,682,169
Toyota Tsusho Corp.	34,400	1,052,915
Trend Micro, Inc.	6,200	317,141
Unicharm Corp.	57,000	352,667
West Japan Railway Co.	21,700	445,096
Yakult Honsha Co., Ltd.	12,700	189,828
Yamaha Motor Co., Ltd.	46,700	337,879
Yokogawa Electric Corp.	11,200	335,978
Zensho Holdings Co., Ltd.	5,000	311,628
ZOZO, Inc.	21,200	183,442
		226,331,052
Jersey — 0.5%
CVC Capital Partners PLC*	11,104	185,458
Experian PLC	46,266	2,155,853
Glencore PLC	510,179	2,442,624
WPP PLC	54,291	205,051
		4,988,986
Luxembourg — 0.7%
ArcelorMittal SA	23,748	907,693
Eurofins Scientific SE	6,013	423,754
InPost SA†	11,752	147,922
Spotify Technology SA†	7,653	5,015,164
Tenaris SA	19,226	383,050
		6,877,583
Macau — 0.0%
Sands China, Ltd.	122,800	319,858
Netherlands — 6.4%
ABN AMRO Bank NV CVA*	29,063	867,971

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV*†	1,272	$ 2,182,542
AerCap Holdings NV	8,801	1,146,242
Airbus SE	29,812	7,333,022
Akzo Nobel NV	8,444	559,062
Argenx SE†	3,057	2,486,288
ASM International NV	2,367	1,533,317
ASML Holding NV	19,759	20,909,923
ASR Nederland NV	7,678	512,418
BE Semiconductor Industries NV	3,742	636,631
Davide Campari-Milano NV	32,154	223,634
Euronext NV*	3,864	552,276
EXOR NV	4,491	389,277
Ferrari NV	6,315	2,522,168
Ferrovial SE	25,652	1,573,006
Heineken Holding NV	6,441	435,059
Heineken NV	14,559	1,125,027
IMCD NV	2,994	310,524
ING Groep NV	151,784	3,799,997
JDE Peet's NV	8,387	305,293
Koninklijke Ahold Delhaize NV	45,673	1,869,424
Koninklijke KPN NV	193,482	896,083
Koninklijke Philips NV	38,412	1,051,103
NN Group NV	13,399	917,086
Prosus NV	65,645	4,534,646
QIAGEN NV	11,008	517,178
Randstad NV	5,668	222,064
Stellantis NV	102,490	1,036,990
STMicroelectronics NV	33,973	835,653
Universal Music Group NV	55,196	1,480,476
Wolters Kluwer NV	11,967	1,465,587
		64,229,967
New Zealand — 0.2%
Contact Energy, Ltd.	41,676	222,273
Fisher & Paykel Healthcare Corp., Ltd.	30,890	655,809
Infratil, Ltd.	48,034	339,745
Meridian Energy, Ltd.	68,061	230,572
Xero, Ltd.†	8,205	778,437
		2,226,836
Norway — 0.6%
Aker BP ASA	16,108	418,076
DNB Bank ASA	44,328	1,130,382
Equinor ASA	38,899	929,344
Gjensidige Forsikring ASA	9,772	262,986
Kongsberg Gruppen ASA	22,175	567,113
Mowi ASA	23,129	508,282
Norsk Hydro ASA	70,400	476,365
Orkla ASA	35,632	361,271
Salmar ASA	3,448	193,858
Telenor ASA	30,368	451,506
Yara International ASA	8,382	305,515
		5,604,698
Portugal — 0.2%
Banco Comercial Portugues SA	405,505	357,658
EDP SA	157,814	784,008
Galp Energia SGPS SA	21,209	425,248
Jeronimo Martins SGPS SA	14,399	370,777
		1,937,691
Singapore — 1.7%
CapitaLand Ascendas REIT	190,800	413,380
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	298,085	$ 542,764
CapitaLand Investment, Ltd.	117,700	238,728
DBS Group Holdings, Ltd.	107,000	4,433,397
Genting Singapore, Ltd.	315,800	177,116
Grab Holdings, Ltd., Class A†	119,411	717,660
Keppel, Ltd.	71,800	562,110
Oversea-Chinese Banking Corp., Ltd.	171,100	2,238,655
Sea, Ltd. ADR†	19,230	3,004,687
Sembcorp Industries, Ltd.	42,700	214,222
Singapore Airlines, Ltd.	75,900	386,614
Singapore Exchange, Ltd.	43,700	568,409
Singapore Technologies Engineering, Ltd.	79,600	519,210
Singapore Telecommunications, Ltd.	370,500	1,209,761
United Overseas Bank, Ltd.	63,100	1,680,760
Wilmar International, Ltd.	100,300	241,195
Yangzijiang Shipbuilding Holdings, Ltd.	127,100	343,725
		17,492,393
Spain — 3.4%
Acciona SA	1,238	273,980
ACS Actividades de Construccion y Servicios SA	9,020	740,260
Aena SME SA*	39,520	1,072,767
Amadeus IT Group SA	22,649	1,731,375
Banco Bilbao Vizcaya Argentaria SA	288,798	5,803,816
Banco de Sabadell SA	249,534	932,769
Banco Santander SA	746,810	7,597,514
Bankinter SA	33,859	510,090
CaixaBank SA	195,868	2,068,480
Cellnex Telecom SA*	24,539	764,540
EDP Renovaveis SA	16,474	240,777
Endesa SA	16,207	580,792
Grifols SA	15,030	194,639
Iberdrola SA	318,443	6,447,292
Industria de Diseno Textil SA	54,721	3,021,252
International Consolidated Airlines Group SA	62,597	343,734
Repsol SA	57,749	1,056,710
Telefonica SA	185,821	939,637
		34,320,424
SupraNational — 0.1%
Unibail-Rodamco-Westfield	6,022	622,214
Sweden — 3.1%
AddTech AB, Class B	13,241	448,788
Alfa Laval AB	14,583	696,896
Assa Abloy AB, Class B	50,275	1,898,228
Atlas Copco AB, Class A	135,220	2,279,465
Atlas Copco AB, Class B	77,657	1,166,868
Beijer Ref AB	19,556	310,006
Boliden AB†	14,038	633,910
Epiroc AB, Class A	32,816	694,990
Epiroc AB, Class B	19,681	368,750
EQT AB	18,761	650,891
Essity AB, Class B	30,518	838,099
Evolution AB*	7,217	482,539
Fastighets AB Balder, Class B†	36,122	264,710
H & M Hennes & Mauritz AB, Class B	27,839	528,341
Hexagon AB, Class B	105,133	1,289,782
Holmen AB, Class B	3,981	150,520
Industrivarden AB, Class A	5,953	248,014
Industrivarden AB, Class C	7,553	314,197
Indutrade AB	13,881	371,124
Investment AB Latour, Class B	7,733	197,715
Investor AB, Class B	86,716	2,862,009

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
L E Lundbergforetagen AB, Class B	3,969	$ 212,649
Lifco AB, Class B	11,853	459,385
Nibe Industrier AB, Class B	77,067	301,040
Saab AB, Class B	15,902	877,098
Sagax AB, Class B	10,579	237,409
Sandvik AB	53,602	1,627,765
Securitas AB, Class B	25,046	369,616
Skandinaviska Enskilda Banken AB, Class A	75,946	1,450,131
Skanska AB, Class B	16,663	455,326
SKF AB, Class B	17,399	448,699
Svenska Cellulosa AB SCA, Class B	30,786	410,739
Svenska Handelsbanken AB, Class A	72,633	953,379
Swedbank AB, Class A	42,365	1,288,754
Swedish Orphan Biovitrum AB†	9,891	340,658
Tele2 AB, Class B	27,859	441,187
Telefonaktiebolaget LM Ericsson, Class B	139,577	1,407,487
Telia Co. AB	119,893	470,473
Trelleborg AB, Class B	10,312	431,464
Volvo AB, Class B	79,967	2,205,348
		31,084,449
Switzerland — 9.3%
ABB, Ltd.	78,634	5,829,518
Alcon AG	25,227	1,874,588
Amrize, Ltd.†	25,535	1,316,175
Avolta AG	4,591	240,860
Baloise Holding AG	2,095	519,097
Banque Cantonale Vaudoise	1,573	182,368
Barry Callebaut AG	172	223,563
Belimo Holding AG	486	522,990
BKW AG	1,013	226,454
Chocoladefabriken Lindt & Spruengli AG	5	765,455
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	48	737,819
Cie Financiere Richemont SA, Class A	26,961	5,316,820
Coca-Cola HBC AG	11,121	504,617
DSM-Firmenich AG	9,446	769,777
EMS-Chemie Holding AG	352	240,790
Galderma Group AG	7,758	1,431,579
Geberit AG	1,714	1,250,224
Givaudan SA	464	1,901,550
Helvetia Holding AG	1,900	466,058
Holcim AG	25,664	2,275,079
Julius Baer Group, Ltd.	10,221	688,385
Kuehne & Nagel International AG	2,374	454,298
Logitech International SA	7,721	927,575
Lonza Group AG	3,536	2,435,106
Nestle SA	129,266	12,349,140
Novartis AG	95,384	11,766,101
Partners Group Holding AG	1,136	1,386,774
Roche Holding AG	35,248	11,339,804
Roche Holding AG (BR)	1,610	543,769
Sandoz Group AG	20,924	1,391,033
Schindler Holding AG	1,198	404,171
Schindler Holding AG (Participation Certificate)	2,060	732,103
SGS SA	8,290	933,507
SIG Group AG	15,973	178,139
Sika AG	7,688	1,501,775
Sonova Holding AG	2,570	698,107
Straumann Holding AG	5,510	691,532
Swatch Group AG	1,406	293,168
Swiss Life Holding AG	1,431	1,551,295
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swiss Prime Site AG	4,108	$ 583,466
Swiss Re AG	15,070	2,745,277
Swisscom AG	1,292	946,423
UBS Group AG	159,268	6,081,771
VAT Group AG*	1,332	579,807
Zurich Insurance Group AG	7,343	5,100,636
		92,898,543
United Kingdom — 14.1%
3i Group PLC	48,693	2,814,591
Admiral Group PLC	12,871	553,927
Anglo American PLC	56,290	2,126,009
Antofagasta PLC	19,564	717,064
Ashtead Group PLC	21,300	1,419,797
Associated British Foods PLC	15,896	479,255
AstraZeneca PLC	77,799	12,744,904
Auto Trader Group PLC*	42,983	440,667
Aviva PLC	152,981	1,343,693
BAE Systems PLC	150,820	3,707,053
Barclays PLC	711,099	3,802,074
Barratt Redrow PLC	69,267	342,418
BP PLC	795,752	4,623,712
British American Tobacco PLC	104,448	5,356,807
BT Group PLC	303,017	739,421
Bunzl PLC	16,435	499,176
Centrica PLC	240,163	565,695
Coca-Cola Europacific Partners PLC	11,522	1,023,499
Compass Group PLC	85,130	2,819,367
Diageo PLC	111,455	2,562,322
Fresnillo PLC	10,809	315,519
GSK PLC	204,654	4,786,943
Haleon PLC	451,748	2,101,446
Halma PLC	19,254	896,924
Hikma Pharmaceuticals PLC	8,251	199,335
HSBC Holdings PLC	875,125	12,225,393
Imperial Brands PLC	38,848	1,543,797
Informa PLC	65,971	838,754
InterContinental Hotels Group PLC	7,446	899,144
Intertek Group PLC	7,760	516,342
J Sainsbury PLC	83,992	376,922
JD Sports Fashion PLC	127,543	156,126
Kingfisher PLC	89,943	364,872
Land Securities Group PLC	35,631	290,914
Legal & General Group PLC	284,531	888,869
Lloyds Banking Group PLC	3,009,670	3,522,047
London Stock Exchange Group PLC	23,811	2,967,268
M&G PLC	116,462	402,839
Marks & Spencer Group PLC	104,600	546,629
Melrose Industries PLC	62,788	516,024
Mondi PLC	22,331	249,417
National Grid PLC	246,202	3,687,164
NatWest Group PLC	406,278	3,116,967
Next PLC	5,819	1,093,152
Pearson PLC	28,685	399,445
Phoenix Group Holdings PLC	35,515	314,462
Prudential PLC	129,399	1,793,409
Reckitt Benckiser Group PLC	33,992	2,597,151
RELX PLC	92,075	4,060,590
Rentokil Initial PLC	125,094	693,005
Rio Tinto PLC	56,483	4,070,705
Rolls-Royce Holdings PLC	423,892	6,498,635
Sage Group PLC	48,918	738,710
Schroders PLC	37,884	188,821

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	65,570	$ 600,735
Severn Trent PLC	13,792	503,877
Shell PLC	295,641	11,059,220
Smith & Nephew PLC	42,138	777,761
Smiths Group PLC	16,844	557,182
Spirax Group PLC	3,741	348,687
SSE PLC	55,335	1,392,809
Standard Chartered PLC	99,200	2,032,325
Tesco PLC	329,654	1,989,507
Unilever PLC	123,008	7,415,621
United Utilities Group PLC	34,739	547,868
Vodafone Group PLC	973,286	1,178,107
Whitbread PLC	8,975	341,569
Wise PLC, Class A†	33,985	431,504
		141,715,963
Total Long-Term Investment Securities (cost $698,117,880)		990,993,183
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $2,812,392)	2,812,392	2,812,392
TOTAL INVESTMENTS (cost $700,930,272)	99.1%	993,805,575
Other assets less liabilities	0.9	8,922,670
NET ASSETS	100.0%	$1,002,728,245
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $11,322,818 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs International	Redeia Corp. SA	20,695	2.19	Monthly	08/19/2026	$405,815	$(29,341)	$(29,341)
Hong Kong
BNP Paribas SA	Hong Kong Exchanges & Clearing, Ltd.	100	3.18	Monthly	05/24/2027	5,503	(54)	(54)
							$(29,395)	$(29,395)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
55	Long	Euro STOXX 50 Index	December 2025	$3,582,831	$3,593,906	$ 11,075
17	Long	FTSE 100 Index	December 2025	2,139,457	2,176,563	37,106
10	Long	SGX Nikkei 225 Index	December 2025	1,559,234	1,700,084	140,850
						$189,031

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
8	Long	SPI 200 Index	December 2025	$1,172,035	$1,163,607	$ (8,428)
		Net Unrealized Appreciation (Depreciation)				$180,603
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.5%
Pharmaceuticals	7.4
Insurance	5.5
Semiconductors	4.4
Aerospace/Defense	3.8
Telecommunications	3.5
Oil & Gas	3.2
Food	3.1
Electric	2.9
Machinery-Construction & Mining	2.6
Auto Manufacturers	2.5
Mining	2.4
Retail	2.3
Commercial Services	2.1
Software	2.1
Healthcare-Products	2.1
Chemicals	2.0
Electrical Components & Equipment	1.9
Diversified Financial Services	1.8
Cosmetics/Personal Care	1.7
Distribution/Wholesale	1.7
Apparel	1.7
Internet	1.6
Machinery-Diversified	1.6
Engineering & Construction	1.5
Building Materials	1.4
Miscellaneous Manufacturing	1.4
Beverages	1.3
Electronics	1.2
Computers	1.0
Home Furnishings	1.0
Transportation	0.9
Agriculture	0.9
REITS	0.9
Real Estate	0.7
Auto Parts & Equipment	0.7
Biotechnology	0.6
Toys/Games/Hobbies	0.6
Private Equity	0.5
Healthcare-Services	0.5
Entertainment	0.4
Household Products/Wares	0.4
Gas	0.4
Investment Companies	0.3
Iron/Steel	0.3
Food Service	0.3
Hand/Machine Tools	0.3
Short-Term Investments	0.3
Lodging	0.3
Leisure Time	0.2
Home Builders	0.2
Water	0.2
Metal Fabricate/Hardware	0.2
Airlines	0.1
Advertising	0.1
Office/Business Equipment	0.1

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Media	0.1%
Forest Products & Paper	0.1
Energy-Alternate Sources	0.1
Shipbuilding	0.1
Holding Companies-Diversified	0.1
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$4,111,319	$6,437,745	$—	$10,549,064
Other Countries	980,444,119	—	—	980,444,119
Short-Term Investments	2,812,392	—	—	2,812,392
Total Investments at Value	$987,367,830	$6,437,745	$—	$993,805,575
Other Financial Instruments:†
Futures Contracts	$189,031	$—	$—	$189,031
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$29,395	$—	$29,395
Futures Contracts	8,428	—	—	8,428
Total Other Financial Instruments	$8,428	$29,395	$—	$37,823
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.0%
Aerospace/Defense — 5.0%
AeroVironment, Inc.†	7,441	$ 2,752,500
Embraer SA ADR	34,080	2,197,479
FTAI Aviation, Ltd.	14,943	2,583,645
Kratos Defense & Security Solutions, Inc.†	30,187	2,734,942
Rocket Lab Corp.†	68,994	4,345,242
		14,613,808
Apparel — 1.3%
Kontoor Brands, Inc.	27,655	2,237,842
Steven Madden, Ltd.	47,804	1,621,034
		3,858,876
Banks — 1.7%
Bancorp, Inc.†	49,181	3,214,962
Western Alliance Bancorp	22,564	1,745,325
		4,960,287
Biotechnology — 5.9%
ADMA Biologics, Inc.†	150,129	2,323,997
Axsome Therapeutics, Inc.†	17,700	2,389,323
Bridgebio Pharma, Inc.†	69,375	4,345,650
Halozyme Therapeutics, Inc.†	33,574	2,188,689
Insmed, Inc.†	19,813	3,756,545
Soleno Therapeutics, Inc.†	35,080	2,355,973
		17,360,177
Building Materials — 3.5%
Armstrong World Industries, Inc.	12,999	2,475,400
Modine Manufacturing Co.†	9,773	1,497,321
SPX Technologies, Inc.†	27,707	6,203,320
		10,176,041
Chemicals — 0.7%
Element Solutions, Inc.	81,766	2,184,788
Commercial Services — 1.7%
API Group Corp.†	80,424	2,961,212
Paymentus Holdings, Inc.†	72,935	2,085,941
		5,047,153
Computers — 0.7%
D-Wave Quantum, Inc.†	39,098	1,448,972
Netskope, Inc., Class A†	11,917	281,718
Rigetti Computing, Inc.†	10,075	446,020
		2,176,710
Distribution/Wholesale — 1.0%
Fermi, Inc.†	108,084	2,832,882
Diversified Financial Services — 5.9%
Evercore, Inc., Class A	11,384	3,353,271
Galaxy Digital, Inc., Class A†	57,439	2,010,939
PennyMac Financial Services, Inc.	27,306	3,435,368
Piper Sandler Cos.	15,894	5,074,319
StepStone Group, Inc., Class A	51,392	3,128,745
Upstart Holdings, Inc.†	9,762	463,890
		17,466,532
Electric — 1.8%
Talen Energy Corp.†	13,370	5,345,059
Electrical Components & Equipment — 0.9%
Hammond Power Solutions, Inc.	17,496	2,669,526
Electronics — 11.7%
Advanced Energy Industries, Inc.	26,967	5,467,020
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Atmus Filtration Technologies, Inc.	51,835	$ 2,357,456
ESCO Technologies, Inc.	17,889	3,926,099
Itron, Inc.†	7,682	770,735
Mirion Technologies, Inc.†	139,530	4,097,996
nVent Electric PLC	35,754	4,088,470
OSI Systems, Inc.†	8,852	2,464,928
Sanmina Corp.†	48,349	6,626,230
TTM Technologies, Inc.†	69,357	4,660,790
		34,459,724
Engineering & Construction — 3.1%
Construction Partners, Inc., Class A†	13,398	1,532,061
Everus Construction Group, Inc.†	38,809	3,527,350
Limbach Holdings, Inc.†	7,740	731,275
Sterling Infrastructure, Inc.†	8,867	3,350,840
		9,141,526
Entertainment — 0.7%
Red Rock Resorts, Inc., Class A	36,442	1,942,723
Environmental Control — 1.9%
Casella Waste Systems, Inc., Class A†	20,582	1,822,948
Clean Harbors, Inc.†	17,922	3,772,760
		5,595,708
Food — 0.6%
Post Holdings, Inc.†	16,751	1,740,931
Healthcare-Products — 5.0%
BioLife Solutions, Inc.†	97,686	2,722,509
Glaukos Corp.†	25,135	2,213,639
Guardant Health, Inc.†	80,308	7,470,250
TransMedics Group, Inc.†	17,863	2,349,699
		14,756,097
Healthcare-Services — 3.2%
BrightSpring Health Services, Inc.†	92,422	3,054,547
Encompass Health Corp.	34,288	3,903,689
HealthEquity, Inc.†	26,869	2,541,270
		9,499,506
Home Builders — 0.6%
Cavco Industries, Inc.†	3,104	1,644,499
Insurance — 0.8%
Palomar Holdings, Inc.†	11,670	1,330,497
Root, Inc., Class A†	12,440	1,001,669
		2,332,166
Internet — 0.7%
Cargurus, Inc.†	57,478	2,018,627
Iron/Steel — 1.9%
Carpenter Technology Corp.	17,165	5,422,424
Leisure Time — 0.7%
Planet Fitness, Inc., Class A†	22,656	2,054,673
Lodging — 1.1%
Travel & Leisure Co.	27,995	1,757,526
Wyndham Hotels & Resorts, Inc.	19,085	1,401,412
		3,158,938
Machinery-Construction & Mining — 2.9%
Bloom Energy Corp., Class A†	37,728	4,986,132
BWX Technologies, Inc.	16,859	3,601,251
		8,587,383

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 2.7%
Applied Industrial Technologies, Inc.	11,159	$ 2,868,867
Regal Rexnord Corp.	14,121	1,989,508
Zurn Elkay Water Solutions Corp.	62,595	2,948,850
		7,807,225
Metal Fabricate/Hardware — 2.2%
Mueller Industries, Inc.	25,276	2,675,970
RBC Bearings, Inc.†	8,868	3,800,204
		6,476,174
Mining — 1.7%
MP Materials Corp.†	49,582	3,128,128
Uranium Energy Corp.†	129,403	1,957,868
		5,085,996
Miscellaneous Manufacturing — 4.9%
Enpro, Inc.	15,944	3,699,167
Fabrinet†	16,692	7,353,995
Federal Signal Corp.	27,378	3,231,425
		14,284,587
Oil & Gas — 0.7%
Antero Resources Corp.†	66,467	2,054,495
Oil & Gas Services — 0.9%
TechnipFMC PLC	65,545	2,710,286
Pharmaceuticals — 2.7%
Ascendis Pharma A/S ADR†	18,488	3,727,181
Madrigal Pharmaceuticals, Inc.†	10,193	4,269,847
		7,997,028
Retail — 3.5%
Boot Barn Holdings, Inc.†	21,612	4,098,716
Floor & Decor Holdings, Inc., Class A†	25,155	1,571,684
Ollie's Bargain Outlet Holdings, Inc.†	37,692	4,553,571
		10,223,971
Security Description	Shares or Principal Amount	Value

Semiconductors — 8.1%
Impinj, Inc.†	26,359	$ 5,328,735
Lattice Semiconductor Corp.†	56,153	4,096,923
MACOM Technology Solutions Holdings, Inc.†	38,195	5,657,825
Nova, Ltd.†	13,304	4,585,091
SiTime Corp.†	14,357	4,158,362
		23,826,936
Software — 7.6%
Agilysys, Inc.†	19,790	2,482,854
Alignment Healthcare, Inc.†	107,977	1,820,492
AvePoint, Inc.†	138,166	1,943,996
Box, Inc., Class A†	33,802	1,084,706
Bullish†	37,668	1,904,871
Cellebrite DI, Ltd.†	129,269	2,205,329
Commvault Systems, Inc.†	17,819	2,480,761
Genius Sports, Ltd.†	218,470	2,459,972
IonQ, Inc.†	5,716	356,564
Porch Group, Inc.†	120,966	1,820,538
ServiceTitan, Inc., Class A†	19,109	1,803,125
Waystar Holding Corp.†	58,793	2,107,729
		22,470,937
TOTAL INVESTMENTS (cost $224,645,793)	100.0%	293,984,399
Other assets less liabilities	0.0	61,661
NET ASSETS	100.0%	$294,046,060
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$293,984,399	$—	$—	$293,984,399
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 4.0%
Boeing Co.†	37,074	$ 7,452,615
Howmet Aerospace, Inc.	68,243	14,054,646
		21,507,261
Beverages — 1.5%
Monster Beverage Corp.†	121,576	8,124,924
Biotechnology — 1.8%
Argenx SE ADR†	11,956	9,785,986
Computers — 5.5%
Apple, Inc.	109,486	29,601,730
Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	35,125	5,138,436
Mastercard, Inc., Class A	29,515	16,291,985
		21,430,421
Electrical Components & Equipment — 3.0%
Eaton Corp. PLC	42,530	16,227,747
Entertainment — 1.8%
DraftKings, Inc., Class A†	312,576	9,561,700
Healthcare-Products — 2.2%
Danaher Corp.	55,460	11,944,975
Healthcare-Services — 1.9%
UnitedHealth Group, Inc.	28,845	9,852,298
Internet — 23.9%
Alphabet, Inc., Class C	85,188	24,007,682
Amazon.com, Inc.†	189,746	46,339,768
AppLovin Corp., Class A†	10,564	6,732,754
Booking Holdings, Inc.	2,261	11,480,770
DoorDash, Inc., Class A†	28,933	7,359,687
MercadoLibre, Inc.†	4,986	11,603,719
Meta Platforms, Inc., Class A	18,131	11,755,234
Shopify, Inc., Class A†	51,951	9,032,201
		128,311,815
Pharmaceuticals — 3.9%
Eli Lilly & Co.	19,037	16,426,266
Madrigal Pharmaceuticals, Inc.†	11,155	4,672,829
		21,099,095
Security Description	Shares or Principal Amount	Value

Private Equity — 2.6%
Blackstone, Inc.	94,168	$ 13,808,795
Retail — 0.8%
Chipotle Mexican Grill, Inc.†	131,633	4,171,450
Semiconductors — 23.0%
Broadcom, Inc.	95,914	35,452,692
NVIDIA Corp.	323,589	65,523,537
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	74,154	22,278,086
		123,254,315
Software — 19.6%
Datadog, Inc., Class A†	92,043	14,985,521
HubSpot, Inc.†	10,988	5,405,217
Microsoft Corp.	111,772	57,876,659
Oracle Corp.	100,918	26,502,076
		104,769,473
Total Long-Term Investment Securities (cost $292,176,253)		533,451,985
SHORT-TERM INVESTMENTS — 0.6%
Sovereign — 0.6%
Federal National Mtg. Assoc. Disc. Notes
2.46%, 11/03/2025 (cost $3,099,365)	$3,100,000	3,099,003
TOTAL INVESTMENTS (cost $295,275,618)	100.1%	536,550,988
Other assets less liabilities	(0.1)	(487,306)
NET ASSETS	100.0%	$536,063,682
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$533,451,985	$—	$—	$533,451,985
Short-Term Investments	—	3,099,003	—	3,099,003
Total Investments at Value	$533,451,985	$3,099,003	$—	$536,550,988
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.2%
Advertising — 0.1%
Dentsu Group, Inc.	400	$ 7,901
Omnicom Group, Inc.	3,362	252,217
Publicis Groupe SA	393	39,320
WPP PLC	1,852	6,995
		306,433
Aerospace/Defense — 1.6%
Airbus SE	1,012	248,927
BAE Systems PLC	5,069	124,593
Dassault Aviation SA	33	10,605
Elbit Systems, Ltd.	28	13,396
General Dynamics Corp.	1,198	413,190
Hanwha Aerospace Co., Ltd.	467	320,893
Howmet Aerospace, Inc.	6,251	1,287,393
IHI Corp.	19,600	408,890
Kawasaki Heavy Industries, Ltd.	300	24,139
Leonardo SpA	695	40,760
Melrose Industries PLC	2,057	16,905
MTU Aero Engines AG	88	38,352
Northrop Grumman Corp.	1,809	1,055,461
Rheinmetall AG	78	152,976
Rolls-Royce Holdings PLC	14,483	222,037
RTX Corp.	4,044	721,854
Saab AB, Class B	639	35,245
Safran SA	5,487	1,947,341
Singapore Technologies Engineering, Ltd.	2,800	18,264
Thales SA	156	44,396
		7,145,617
Agriculture — 0.2%
British American Tobacco PLC	3,390	173,862
Imperial Brands PLC	1,424	56,589
Japan Tobacco, Inc.	2,000	69,626
Philip Morris International, Inc.	4,572	659,877
Wilmar International, Ltd.	3,400	8,176
		968,130
Airlines — 0.1%
ANA Holdings, Inc.	400	7,499
International Consolidated Airlines Group SA	6,026	33,083
Japan Airlines Co., Ltd.	200	3,605
Qantas Airways, Ltd.	1,208	8,062
Singapore Airlines, Ltd.	2,200	11,206
Southwest Airlines Co.	5,624	170,407
		233,862
Apparel — 0.5%
adidas AG	309	58,340
Asics Corp.	1,200	30,703
Columbia Sportswear Co.	3,053	151,520
Hermes International S.C.A.	60	148,623
Kering SA	121	42,790
Kontoor Brands, Inc.	2,745	222,125
LPP SA	2	9,710
LVMH Moet Hennessy Louis Vuitton SE	1,945	1,372,270
		2,036,081
Auto Manufacturers — 1.3%
Bayerische Motoren Werke AG	487	45,311
Bayerische Motoren Werke AG (Preference Shares)	98	8,478
Daimler Truck Holding AG	807	32,287
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	192	10,058
Ferrari NV	212	84,671
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Honda Motor Co., Ltd.	7,100	$ 71,871
Isuzu Motors, Ltd.	1,000	12,296
Kia Corp.	3,673	309,102
Mercedes-Benz Group AG	1,208	78,267
Nissan Motor Co., Ltd.†	3,800	8,717
Stellantis NV	3,443	34,836
Subaru Corp.	1,100	23,433
Suzuki Motor Corp.	3,200	47,924
Tesla, Inc.†	6,576	3,002,339
Toyota Motor Corp.	19,800	403,169
Volkswagen AG (Preference Shares)	356	37,021
Volvo AB, Class A	330	9,080
Volvo AB, Class B	45,672	1,259,553
		5,478,413
Auto Parts & Equipment — 0.2%
Aisin Corp.	900	16,203
Bridgestone Corp.	900	39,502
Cie Generale des Etablissements Michelin SCA	16,805	536,363
Continental AG	187	14,114
Denso Corp.	3,300	46,285
Gentex Corp.	2,864	67,161
Niterra Co., Ltd.	300	12,346
Pirelli & C SpA*	634	4,440
Sumitomo Electric Industries, Ltd.	1,400	51,327
Toyota Industries Corp.	300	32,752
		820,493
Banks — 4.9%
Yokohama Financial Group, Inc.	2,000	14,548
ANZ Group Holdings, Ltd.	5,193	124,529
Banca Mediolanum SpA	361	7,244
Banco Bilbao Vizcaya Argentaria SA	9,966	200,281
Banco BPM SpA	2,273	33,025
Banco Santander SA	25,726	261,718
Bank Central Asia Tbk PT	662,200	339,462
Bank Hapoalim BM	1,525	30,976
Bank Leumi Le-Israel BM	1,734	35,206
Bank of America Corp.	27,856	1,488,903
Bank Polska Kasa Opieki SA	365	18,724
Barclays PLC	24,417	130,552
BAWAG Group AG*	133	17,155
BNP Paribas SA	1,774	137,124
CaixaBank SA	6,162	65,074
Chiba Bank, Ltd.	1,200	11,723
Columbia Banking System, Inc.	960	25,728
Commerzbank AG	1,510	54,843
Commonwealth Bank of Australia	2,899	325,569
Computershare, Ltd.	959	22,947
Credit Agricole SA	1,954	35,226
Danske Bank A/S	1,129	50,412
DBS Group Holdings, Ltd.	30,380	1,258,753
Deutsche Bank AG	3,063	109,201
DNB Bank ASA	1,287	32,819
Erste Group Bank AG	519	53,691
Fifth Third Bancorp	3,921	163,192
FinecoBank Banca Fineco SpA	1,058	24,158
First Citizens BancShares, Inc., Class A	324	591,242
Goldman Sachs Group, Inc.	556	438,890
Hang Seng Bank, Ltd.	1,100	21,461
HDFC Bank, Ltd. ADR	18,204	659,349
HSBC Holdings PLC	30,136	420,996
ING Bank Slaski SA	60	5,126

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ING Groep NV	5,129	$ 128,407
Intesa Sanpaolo SpA	26,805	172,281
Israel Discount Bank, Ltd., Class A	1,432	14,301
Japan Post Bank Co., Ltd.	3,200	35,881
KBC Group NV	4,865	584,597
Lloyds Banking Group PLC	103,900	121,588
M&T Bank Corp.	4,077	749,638
Macquarie Group, Ltd.	629	89,949
Mediobanca Banca di Credito Finanziario SpA	995	18,964
Mitsubishi UFJ Financial Group, Inc.	89,400	1,351,645
Mizrahi Tefahot Bank, Ltd.	160	10,387
Mizuho Financial Group, Inc.	4,340	145,005
Morgan Stanley	7,928	1,300,192
National Australia Bank, Ltd.	5,322	151,893
National Bank of Greece SA	19,337	284,071
NatWest Group PLC	57,624	442,092
Nordea Bank Abp	5,228	89,314
Northern Trust Corp.	1,622	208,703
Oversea-Chinese Banking Corp., Ltd.	5,700	74,578
Powszechna Kasa Oszczednosci Bank Polski SA	1,484	30,419
Raiffeisen Bank International AG	254	9,468
Regions Financial Corp.	17,747	429,477
Resona Holdings, Inc.	3,800	36,826
Royal Bank of Canada	4,257	623,640
Santander Bank Polska SA	67	8,839
Skandinaviska Enskilda Banken AB, Class A	2,323	44,356
Skandinaviska Enskilda Banken AB, Class C	35	683
Societe Generale SA	1,212	76,640
Standard Chartered PLC	3,238	66,337
State Street Corp.	4,953	572,864
Sumitomo Mitsui Financial Group, Inc.	6,700	180,988
Sumitomo Mitsui Trust Group, Inc.	1,200	32,945
Svenska Handelsbanken AB, Class A	2,400	31,502
Svenska Handelsbanken AB, Class B	61	1,341
Swedbank AB, Class A	1,711	52,049
UBS Group AG	12,336	471,060
UniCredit SpA	9,569	706,232
United Overseas Bank, Ltd.	2,300	61,264
US Bancorp	15,186	708,883
Wells Fargo & Co.	42,344	3,682,658
Westpac Banking Corp.	5,952	150,869
		21,162,673
Beverages — 0.5%
Anheuser-Busch InBev SA NV	1,694	103,292
Asahi Group Holdings, Ltd.	2,700	29,101
Budweiser Brewing Co. APAC, Ltd.*	3,100	3,144
Carlsberg A/S, Class B	160	18,808
Coca-Cola Co.	15,902	1,095,648
Coca-Cola Europacific Partners PLC	373	33,133
Coca-Cola HBC AG	350	15,881
Davide Campari-Milano NV	985	6,851
Diageo PLC	3,850	88,510
Heineken Holding NV	233	15,738
Heineken NV	6,998	540,761
JDE Peet's NV	271	9,865
Keurig Dr Pepper, Inc.	7,867	213,668
Kirin Holdings Co., Ltd.	1,500	21,068
Pernod Ricard SA	1,502	147,089
Suntory Beverage & Food, Ltd.	300	9,075
		2,351,632
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc.†	865	$ 394,475
Argenx SE	41	33,346
Argenx SE†	60	48,799
BioNTech SE ADR†	164	17,041
CSL, Ltd.	838	97,872
Genmab A/S†	109	30,922
Gilead Sciences, Inc.	1,945	232,991
Insmed, Inc.†	2,629	498,458
Regeneron Pharmaceuticals, Inc.	960	625,728
Swedish Orphan Biovitrum AB†	282	9,712
Vertex Pharmaceuticals, Inc.†	1,389	591,117
		2,580,461
Building Materials — 1.1%
AGC, Inc.	400	12,511
Buzzi SpA	138	8,295
Carlisle Cos., Inc.	464	150,823
Carrier Global Corp.	6,316	375,739
Cie de Saint-Gobain SA	784	75,963
Daikin Industries, Ltd.	500	58,319
Eagle Materials, Inc.	425	90,236
Fortune Brands Innovations, Inc.	1,674	85,039
Geberit AG	59	43,036
Hayward Holdings, Inc.†	11,690	198,379
Heidelberg Materials AG	221	51,737
Holcim AG	854	75,706
James Hardie Industries PLC CDI†	1,003	21,138
Kingspan Group PLC	267	19,973
Martin Marietta Materials, Inc.	449	275,282
Mohawk Industries, Inc.†	1,860	211,370
Nibe Industrier AB, Class B	2,838	11,086
Sika AG	277	54,109
Svenska Cellulosa AB SCA, Class B	839	11,194
Trane Technologies PLC	4,451	1,996,941
Vulcan Materials Co.	3,557	1,029,752
		4,856,628
Chemicals — 0.5%
Air Liquide SA	4,150	803,245
Akzo Nobel NV	284	18,803
Asahi Kasei Corp.	2,300	17,648
Axalta Coating Systems, Ltd.†	6,407	182,407
BASF SE	1,544	76,153
Croda International PLC	217	8,230
DSM-Firmenich AG	422	34,390
EMS-Chemie Holding AG	15	10,261
Givaudan SA	14	57,374
ICL Group, Ltd.	814	5,313
Linde PLC	1,409	589,385
Mitsubishi Chemical Group Corp.	2,300	12,031
Nippon Paint Holdings Co., Ltd.	1,700	10,838
Nippon Sanso Holdings Corp.	400	13,310
Nitto Denko Corp.	1,200	30,010
Novonesis (Novozymes), Class B	598	35,738
Shin-Etsu Chemical Co., Ltd.	11,600	350,386
Syensqo SA	122	10,074
Symrise AG	216	17,871
Toray Industries, Inc.	2,500	15,348
Yara International ASA	282	10,279
		2,309,094
Commercial Services — 0.7%
Adyen NV*†	51	87,508
Ashtead Group PLC	746	49,726

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Atlas Arteria, Ltd.	1,757	$ 5,587
Brambles, Ltd.	2,376	38,648
Bureau Veritas SA	528	17,333
Corpay, Inc.†	1,048	272,847
Dai Nippon Printing Co., Ltd.	700	11,717
Experian PLC	1,591	74,136
Intertek Group PLC	277	18,431
Nexi SpA*	858	4,516
Quanta Services, Inc.	914	410,505
Recruit Holdings Co., Ltd.	2,500	125,041
RELX PLC	13,333	587,997
RELX PLC (XAMS)	10,434	459,662
Rentokil Initial PLC	4,108	22,758
Secom Co., Ltd.	700	23,679
Securitas AB, Class B	914	13,488
SGS SA	264	29,728
Toppan Holdings, Inc.	500	12,264
TransUnion	3,617	293,628
Transurban Group	5,345	50,640
United Rentals, Inc.	234	203,856
WillScot Holdings Corp.	15,986	347,695
Wise PLC, Class A†	1,183	15,020
Wolters Kluwer NV	397	48,620
		3,225,030
Computers — 2.9%
Apple, Inc.	40,922	11,064,081
Capgemini SE	293	45,086
Crowdstrike Holdings, Inc., Class A†	518	281,279
Fujitsu, Ltd.	3,100	81,086
Hewlett Packard Enterprise Co.	20,599	503,028
NEC Corp.	2,200	80,200
Nomura Research Institute, Ltd.	700	27,389
Obic Co., Ltd.	500	15,531
Otsuka Corp.	300	5,937
SCSK Corp.	200	7,360
Western Digital Corp.	2,822	423,893
		12,534,870
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	168	17,761
Essity AB, Class A	38	1,044
Essity AB, Class B	1,037	28,479
Haleon PLC	15,609	72,610
Kao Corp.	9,200	389,228
L'Oreal SA	418	174,728
Procter & Gamble Co.	2,338	351,565
Shiseido Co., Ltd.	700	11,810
Unicharm Corp.	1,800	11,137
Unilever PLC	4,244	255,852
		1,314,214
Distribution/Wholesale — 0.3%
Bunzl PLC	542	16,462
Copart, Inc.†	4,049	174,148
D'ieteren Group	37	6,760
ITOCHU Corp.	9,100	527,364
Marubeni Corp.	2,900	71,507
Mitsubishi Corp.	6,700	161,381
Mitsui & Co., Ltd.	4,500	111,018
SGH, Ltd.	346	10,980
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Sumitomo Corp.	2,100	$ 61,129
Toyota Tsusho Corp.	1,300	39,790
		1,180,539
Diversified Financial Services — 2.7%
American Express Co.	7,786	2,808,644
Ameriprise Financial, Inc.	1,135	513,894
Amundi SA*	98	7,263
ASX, Ltd.	335	12,373
Capital One Financial Corp.	3,994	878,640
Charles Schwab Corp.	11,205	1,059,097
CME Group, Inc.	1,480	392,925
Daiwa Securities Group, Inc.	2,400	18,524
Deutsche Boerse AG	1,989	503,230
Hong Kong Exchanges & Clearing, Ltd.	16,100	877,668
Interactive Brokers Group, Inc., Class A	3,206	225,574
Intercontinental Exchange, Inc.	691	101,086
Japan Exchange Group, Inc.	42,600	478,079
Julius Baer Group, Ltd.	341	22,966
London Stock Exchange Group PLC	821	102,311
Mastercard, Inc., Class A	6,340	3,499,617
Mitsubishi HC Capital, Inc.	1,300	10,173
Nomura Holdings, Inc.	5,000	35,754
Nordnet AB	277	8,018
ORIX Corp.	1,900	46,356
Raymond James Financial, Inc.	849	134,711
SBI Holdings, Inc.	500	22,432
Schroders PLC	1,485	7,402
Singapore Exchange, Ltd.	1,500	19,511
Tokyo Century Corp.	300	3,547
		11,789,795
Electric — 1.7%
A2A SpA	2,689	7,829
Chubu Electric Power Co., Inc.	1,300	18,094
CLP Holdings, Ltd.	3,000	25,597
Dominion Energy, Inc.	6,945	407,602
E.ON SE	3,832	71,290
EDP Renovaveis SA	441	6,446
EDP SA	4,629	22,997
Elia Group SA	73	8,793
Endesa SA	549	19,674
Enel SpA	13,433	135,822
Engie SA	28,356	663,496
Entergy Corp.	5,624	540,410
Fortum Oyj	756	16,853
Hera SpA	1,560	6,995
Iberdrola SA	10,584	214,287
Kansai Electric Power Co., Inc.	1,700	26,557
Meridian Energy, Ltd.	2,227	7,544
National Grid PLC	8,585	128,570
NextEra Energy, Inc.	22,959	1,868,863
Origin Energy, Ltd.	2,982	23,901
Orsted A/S*†	794	14,191
PG&E Corp.	16,496	263,276
Power Assets Holdings, Ltd.	2,500	15,880
Public Service Enterprise Group, Inc.	1,860	149,842
Redeia Corp. SA	700	12,595
RWE AG	1,171	57,580
Southern Co.	20,946	1,969,762
SSE PLC	1,890	47,572
Terna - Rete Elettrica Nazionale	2,432	24,910
Tokyo Electric Power Co. Holdings, Inc.†	2,700	13,527

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Verbund AG	120	$ 9,260
Vistra Corp.	1,245	234,434
Xcel Energy, Inc.	3,710	301,141
		7,335,590
Electrical Components & Equipment — 1.0%
ABB, Ltd.	2,729	202,314
AMETEK, Inc.	1,518	306,803
Eaton Corp. PLC	4,897	1,868,499
Emerson Electric Co.	5,070	707,620
Fujikura, Ltd.	400	54,948
Legrand SA	3,817	657,750
Prysmian SpA	493	51,041
Schneider Electric SE	937	265,796
		4,114,771
Electronics — 0.5%
Assa Abloy AB, Class B	1,824	68,869
Garmin, Ltd.	771	164,948
Halma PLC	659	30,699
Hoya Corp.	3,900	634,816
Jabil, Inc.	1,071	236,573
Kyocera Corp.	2,500	33,255
Mettler-Toledo International, Inc.†	86	121,801
Minebea Mitsumi, Inc.	600	11,898
Murata Manufacturing Co., Ltd.	3,300	72,634
NIDEC Corp.	1,700	20,771
Sartorius AG (Preference Shares)	44	12,076
SCREEN Holdings Co., Ltd.	200	19,058
Shimadzu Corp.	600	16,157
TD SYNNEX Corp.	3,982	623,143
TDK Corp.	3,300	57,238
Yokogawa Electric Corp.	500	14,999
		2,138,935
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,737	35,376
Engineering & Construction — 0.2%
Ackermans & van Haaren NV	38	9,461
ACS Actividades de Construccion y Servicios SA	352	28,888
Aena SME SA*	1,274	34,583
Aeroports de Paris SA	62	8,497
Auckland International Airport, Ltd.	2,628	12,211
Bouygues SA	322	14,523
Cellnex Telecom SA*	993	30,938
CK Infrastructure Holdings, Ltd.	1,000	6,505
Comfort Systems USA, Inc.	201	194,082
Ferrovial SE	786	48,198
Infrastrutture Wireless Italiane SpA*	548	6,016
Kajima Corp.	800	25,831
Keppel, Ltd.	2,600	20,355
Obayashi Corp.	1,100	18,644
Shimizu Corp.	1,000	13,455
Skanska AB, Class B	566	15,466
Taisei Corp.	300	21,871
Vinci SA	869	116,092
WSP Global, Inc.	1,730	330,742
		956,358
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,081	44,807
Entain PLC	1,104	11,492
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Evolution AB*	315	$ 21,061
Flutter Entertainment PLC†	743	172,814
Genting Singapore, Ltd.	7,700	4,319
Lottery Corp., Ltd.	3,853	13,866
Oriental Land Co., Ltd.	2,000	40,491
Toho Co., Ltd.	200	11,753
Universal Music Group NV	1,639	43,961
		364,564
Food — 0.6%
Aeon Co., Ltd.	4,600	72,816
Ajinomoto Co., Inc.	1,700	48,239
Axfood AB	186	5,071
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	30,742
Coles Group, Ltd.	2,318	33,442
Colruyt Group NV	55	2,054
Danone SA	1,111	98,196
Dino Polska SA*†	829	9,893
J Sainsbury PLC	2,966	13,310
Jeronimo Martins SGPS SA	477	12,283
Kerry Group PLC, Class A	255	23,249
Kesko Oyj, Class A	151	3,227
Kesko Oyj, Class B	467	9,851
Kikkoman Corp.	1,600	12,729
Kobe Bussan Co., Ltd.	300	6,963
Koninklijke Ahold Delhaize NV	1,534	62,788
Lotus Bakeries NV	1	8,726
MEIJI Holdings Co., Ltd.	400	7,691
Mondelez International, Inc., Class A	10,769	618,787
Mowi ASA	768	16,877
Nestle SA	10,598	1,012,456
Nissin Foods Holdings Co., Ltd.	400	7,213
Orkla ASA	1,166	11,822
Post Holdings, Inc.†	3,255	338,292
Salmar ASA	126	7,084
Seven & i Holdings Co., Ltd.	3,900	49,753
Tesco PLC	11,277	68,058
Toyo Suisan Kaisha, Ltd.	200	14,529
WH Group, Ltd.*	14,184	13,617
Woolworths Group, Ltd.	2,115	39,315
Yakult Honsha Co., Ltd.	600	8,968
		2,668,041
Food Service — 0.1%
Compass Group PLC	14,585	483,031
Forest Products & Paper — 0.0%
Holmen AB, Class B	138	5,218
International Paper Co.	3,402	131,453
Mondi PLC	763	8,522
UPM-Kymmene Oyj	911	24,445
		169,638
Gas — 0.0%
Centrica PLC	8,543	20,123
Hong Kong & China Gas Co., Ltd.	20,530	19,102
Naturgy Energy Group SA	183	5,543
Osaka Gas Co., Ltd.	700	22,021
Snam SpA	3,713	22,888
		89,677
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	200	14,353

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Makita Corp.	400	$ 12,137
Schindler Holding AG	44	14,844
Schindler Holding AG (Participation Certificate)	71	25,233
Techtronic Industries Co., Ltd.	2,500	29,213
		95,780
Healthcare-Products — 1.2%
Alcon AG	853	63,385
Cochlear, Ltd.	108	20,292
Coloplast A/S, Class B	249	22,506
ConvaTec Group PLC*	2,864	9,188
Danaher Corp.	1,916	412,668
DiaSorin SpA	38	3,359
Edwards Lifesciences Corp.†	10,302	849,400
EssilorLuxottica SA	540	197,497
Fisher & Paykel Healthcare Corp., Ltd.	955	20,275
FUJIFILM Holdings Corp.	2,200	51,106
Intuitive Surgical, Inc.†	671	358,502
Koninklijke Philips NV	1,371	37,516
Lifco AB, Class B	392	15,193
Medtronic PLC	18,872	1,711,690
Natera, Inc.†	1,431	284,669
Olympus Corp.	1,900	23,419
Sartorius Stedim Biotech	43	10,270
Siemens Healthineers AG*	465	26,033
Smith & Nephew PLC	1,510	27,871
Sonova Holding AG	84	22,818
Straumann Holding AG	187	23,469
Stryker Corp.	2,452	873,500
Sysmex Corp.	900	10,086
Terumo Corp.	2,600	42,034
Thermo Fisher Scientific, Inc.	456	258,730
		5,375,476
Healthcare-Services — 0.7%
BioMerieux	76	9,776
Cigna Group	1,866	456,069
Fresenius SE & Co. KGaA	711	40,993
HCA Healthcare, Inc.	578	265,695
Humana, Inc.	1,332	370,549
IQVIA Holdings, Inc.†	871	188,537
Labcorp Holdings, Inc.	1,714	435,287
Lonza Group AG	866	596,381
Ramsay Health Care, Ltd.	321	6,742
Sonic Healthcare, Ltd.	805	11,145
UnitedHealth Group, Inc.	2,143	731,963
Wuxi Biologics Cayman, Inc.*†	6,500	30,281
		3,143,418
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	300	17,625
Home Builders — 0.0%
Barratt Redrow PLC	2,228	11,014
Berkeley Group Holdings PLC	170	8,996
Daiwa House Industry Co., Ltd.	1,100	37,352
Persimmon PLC	531	8,434
Sekisui Chemical Co., Ltd.	700	12,150
Sekisui House, Ltd.	1,000	21,485
Taylor Wimpey PLC	6,113	8,448
		107,879
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.4%
Hoshizaki Corp.	200	$ 7,047
Howden Joinery Group PLC	916	10,391
Panasonic Holdings Corp.	3,900	45,514
Sony Group Corp.	61,900	1,739,996
		1,802,948
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	166	12,389
Henkel AG & Co. KGaA (Preference Shares)	281	22,757
Reckitt Benckiser Group PLC	1,181	90,234
		125,380
Insurance — 2.0%
Admiral Group PLC	399	17,172
Ageas SA	257	17,004
AIA Group, Ltd.	18,200	176,717
Allianz SE	668	268,104
Arch Capital Group, Ltd.	2,261	195,147
Arthur J. Gallagher & Co.	4,918	1,226,992
Aviva PLC	5,247	46,086
AXA SA	2,953	128,084
Berkshire Hathaway, Inc., Class B†	2,676	1,277,897
Chubb, Ltd.	932	258,108
Dai-ichi Life Holdings, Inc.	6,300	44,355
Generali	1,568	60,275
Gjensidige Forsikring ASA	327	8,800
Hannover Rueck SE	105	29,942
Hiscox, Ltd.	585	10,567
Insurance Australia Group, Ltd.	4,132	21,250
Intact Financial Corp.	1,418	264,512
Japan Post Holdings Co., Ltd.	3,100	29,097
Japan Post Insurance Co., Ltd.	300	7,771
Kinsale Capital Group, Inc.	332	132,624
Legal & General Group PLC	10,007	31,262
Loews Corp.	4,189	417,057
M&G PLC	3,867	13,376
Marsh & McLennan Cos., Inc.	717	127,734
Medibank Private, Ltd.	4,767	15,221
MGIC Investment Corp.	12,556	344,286
MS&AD Insurance Group Holdings, Inc.	2,400	49,617
Muenchener Rueckversicherungs-Gesellschaft AG	1,543	954,008
NN Group NV	462	31,621
Phoenix Group Holdings PLC	1,297	11,484
Powszechny Zaklad Ubezpieczen SA	983	15,721
Progressive Corp.	3,290	677,740
Prudential PLC	4,255	58,972
QBE Insurance Group, Ltd.	2,615	33,946
Sampo Oyj, Class A	4,375	48,754
Sompo Holdings, Inc.	1,600	48,879
Storebrand ASA	717	11,120
Suncorp Group, Ltd.	1,872	24,032
Swiss Life Holding AG	54	58,539
Swiss Re AG	508	92,542
T&D Holdings, Inc.	800	17,240
Talanx AG	105	12,768
Tokio Marine Holdings, Inc.	3,300	123,812
Travelers Cos., Inc.	3,673	986,641
Tryg A/S	516	12,719
W.R. Berkley Corp.	2,230	159,088
Zurich Insurance Group AG	245	170,183
		8,768,866
Internet — 6.0%
Alibaba Group Holding, Ltd.	35,300	750,015

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Allegro.eu SA*†	1,082	$ 10,108
Alphabet, Inc., Class A	10,393	2,922,408
Alphabet, Inc., Class C	8,477	2,388,988
Amazon.com, Inc.†	30,184	7,371,537
Angi, Inc.†	2,633	34,940
AppLovin Corp., Class A†	477	304,007
Auto Trader Group PLC*	1,519	15,573
Booking Holdings, Inc.	142	721,039
CDW Corp.	995	158,573
DoorDash, Inc., Class A†	1,550	394,274
Expedia Group, Inc.	2,360	519,200
GoDaddy, Inc., Class A†	975	129,802
LY Corp.	4,800	14,109
M3, Inc.	800	11,262
MercadoLibre, Inc.†	130	302,544
Meta Platforms, Inc., Class A	7,920	5,134,932
MonotaRO Co., Ltd.	500	6,984
Netflix, Inc.†	672	751,874
Palo Alto Networks, Inc.†	1,739	382,997
Prosus NV	2,265	156,462
Rakuten Group, Inc.†	2,600	17,031
Reddit, Inc., Class A†	927	193,697
Rightmove PLC	1,341	11,768
Robinhood Markets, Inc., Class A†	3,012	442,101
SEEK, Ltd.	561	9,947
Shopify, Inc., Class A†	1,472	255,922
Spotify Technology SA†	434	284,409
Tencent Holdings, Ltd.	26,800	2,169,370
Trend Micro, Inc.	200	10,230
Uber Technologies, Inc.†	2,440	235,460
ZOZO, Inc.	800	6,922
		26,118,485
Investment Companies — 0.1%
EXOR NV	150	13,002
Groupe Bruxelles Lambert NV	138	12,129
HAL Trust	62	9,733
Industrivarden AB, Class A	199	8,291
Industrivarden AB, Class C	277	11,523
Investment AB Latour, Class B	251	6,417
Investor AB, Class A	984	32,461
Investor AB, Class B	3,143	103,733
L E Lundbergforetagen AB, Class B	131	7,019
Sofina SA	28	7,694
Washington H. Soul Pattinson & Co., Ltd.	555	13,654
		225,656
Iron/Steel — 0.0%
ArcelorMittal SA	728	27,826
BlueScope Steel, Ltd.	759	11,372
Evraz PLC†(1)	1,200	0
Fortescue, Ltd.	2,744	38,224
JFE Holdings, Inc.	1,100	12,623
Nippon Steel Corp.	9,100	37,573
SSAB AB, Class A	369	2,344
SSAB AB, Class B	1,011	6,289
		136,251
Leisure Time — 0.0%
Amadeus IT Group SA	754	57,639
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Shimano, Inc.	100	$ 10,515
Yamaha Motor Co., Ltd.	1,600	11,576
		79,730
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	4,000	19,932
Hilton Worldwide Holdings, Inc.	455	116,917
InterContinental Hotels Group PLC	266	32,121
Marriott International, Inc., Class A	2,786	725,976
Sands China, Ltd.	3,200	8,335
Whitbread PLC	281	10,694
		913,975
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,033	220,659
Epiroc AB, Class A	1,079	22,851
Epiroc AB, Class B	676	12,666
Hitachi Construction Machinery Co., Ltd.	200	6,529
Hitachi, Ltd.	7,900	272,612
Komatsu, Ltd.	1,600	53,634
Metso Oyj	1,215	19,901
Mitsubishi Electric Corp.	3,600	100,845
Mitsubishi Heavy Industries, Ltd.	5,800	175,118
Sandvik AB	1,686	51,200
Siemens Energy AG†	1,165	144,086
Weir Group PLC	449	17,460
		1,097,561
Machinery-Diversified — 0.8%
ANDRITZ AG	112	8,469
Atlas Copco AB, Class A	65,153	1,098,313
Atlas Copco AB, Class B	2,703	40,615
Beijer Ref AB	650	10,304
Daifuku Co., Ltd.	600	19,186
Deere & Co.	1,639	756,612
Dover Corp.	2,727	494,841
FANUC Corp.	1,700	54,152
Hexagon AB, Class B	3,649	44,766
Keyence Corp.	1,700	632,853
Kone Oyj, Class B	611	40,791
Kubota Corp.	2,000	25,962
Middleby Corp.†	1,243	154,418
Omron Corp.	400	11,187
SMC Corp.	100	34,112
Spirax Group PLC	124	11,558
Wartsila OYJ Abp	840	27,469
Yaskawa Electric Corp.	400	11,018
		3,476,626
Media — 0.8%
Informa PLC	2,098	26,674
Nexstar Media Group, Inc.	933	182,616
Pearson PLC	1,144	15,930
Vend Marketplaces ASA, Class B	303	10,440
Walt Disney Co.	27,656	3,114,619
		3,350,279
Metal Fabricate/Hardware — 0.0%
SKF AB, Class B	624	16,092
Tenaris SA	640	12,751
		28,843
Mining — 0.2%
Anglo American PLC	1,848	69,797

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Antofagasta PLC	597	$ 21,881
BHP Group, Ltd.	8,361	237,698
Boliden AB†	484	21,856
Fresnillo PLC	318	9,283
Glencore PLC	16,924	81,028
KGHM Polska Miedz SA†	237	12,440
Norsk Hydro ASA	2,128	14,399
Northern Star Resources, Ltd.	2,483	39,982
Rio Tinto PLC	1,848	133,185
Rio Tinto, Ltd.	642	55,814
South32, Ltd.	7,840	16,261
Sumitomo Metal Mining Co., Ltd.	500	16,472
		730,096
Miscellaneous Manufacturing — 0.6%
3M Co.	4,217	702,130
Alfa Laval AB	471	22,508
Indutrade AB	463	12,379
ITT, Inc.	1,916	354,594
Orica, Ltd.	845	12,302
Siemens AG	5,674	1,605,930
Smiths Group PLC	578	19,120
Trelleborg AB, Class B	349	14,603
		2,743,566
Office/Business Equipment — 0.0%
Canon, Inc.	1,600	46,024
Ricoh Co., Ltd.	900	7,732
		53,756
Oil & Gas — 1.2%
Aker BP ASA	532	13,808
Bollore SE	1,203	6,697
BP PLC	26,793	155,681
Chevron Corp.	3,253	513,063
ConocoPhillips	5,073	450,787
DCC PLC	170	11,189
ENEOS Holdings, Inc.	4,700	29,668
Eni SpA	3,345	61,474
EOG Resources, Inc.	6,467	684,467
Equinor ASA	1,157	27,642
Exxon Mobil Corp.	11,780	1,347,161
Galp Energia SGPS SA	717	14,376
Idemitsu Kosan Co., Ltd.	1,500	10,429
Inpex Corp.	1,500	27,652
Neste Oyj	741	15,336
OMV AG	248	13,567
Orlen SA	1,008	27,311
Repsol SA	1,977	36,176
Santos, Ltd.	5,328	21,997
Shell PLC	37,426	1,400,017
TotalEnergies SE	3,506	218,022
Var Energi ASA	1,409	4,741
Woodside Energy Group, Ltd.	3,285	53,304
		5,144,565
Oil & Gas Services — 0.5%
Baker Hughes Co.	41,293	1,998,994
TechnipFMC PLC	5,449	225,316
		2,224,310
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	7,717	123,395
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Packaging Corp. of America	1,201	$ 235,108
Silgan Holdings, Inc.	5,253	202,871
Smurfit WestRock PLC	3,870	142,880
Stora Enso Oyj, Class R	1,022	11,898
		716,152
Pharmaceuticals — 2.8%
AbbVie, Inc.	10,441	2,276,556
Astellas Pharma, Inc.	3,000	31,409
AstraZeneca PLC	5,414	886,912
Bayer AG	1,586	49,267
Bristol-Myers Squibb Co.	10,998	506,678
Cencora, Inc.	2,481	838,107
Chugai Pharmaceutical Co., Ltd.	1,200	54,888
CVS Health Corp.	3,949	308,614
Daiichi Sankyo Co., Ltd.	3,300	78,565
Eisai Co., Ltd.	400	11,862
Eli Lilly & Co.	1,737	1,498,788
Galderma Group AG	214	39,489
GSK PLC	7,022	164,248
Henry Schein, Inc.†	3,872	244,710
Hikma Pharmaceuticals PLC	263	6,354
Johnson & Johnson	12,326	2,328,012
Kyowa Kirin Co., Ltd.	400	6,183
Merck & Co., Inc.	2,161	185,803
Merck KGaA	223	29,161
Neurocrine Biosciences, Inc.†	2,038	291,862
Novartis AG	7,604	937,992
Novo Nordisk A/S, Class B	11,656	568,412
Ono Pharmaceutical Co., Ltd.	700	8,523
Orion Oyj, Class A	50	3,498
Orion Oyj, Class B	183	12,772
Otsuka Holdings Co., Ltd.	800	43,470
Recordati Industria Chimica e Farmaceutica SpA	168	9,973
Roche Holding AG	1,193	383,806
Roche Holding AG (BR)	52	17,563
Sandoz Group AG	716	47,600
Sanofi SA	1,918	193,665
Shionogi & Co., Ltd.	1,500	25,112
Sigma Healthcare, Ltd.	9,630	19,596
Takeda Pharmaceutical Co., Ltd.	2,700	72,760
Teva Pharmaceutical Industries, Ltd.†	1,325	27,105
UCB SA	208	53,345
uniQure NV†	1,010	68,367
		12,331,027
Pipelines — 0.2%
APA Group	2,257	13,557
Cheniere Energy, Inc.	392	83,104
Kinder Morgan, Inc.	11,358	297,466
Williams Cos., Inc.	9,830	568,862
		962,989
Private Equity — 0.6%
3i Group PLC	13,044	753,979
Blackstone, Inc.	9,503	1,393,520
Brookfield Corp.	5,532	254,759
CapitaLand Investment, Ltd.	4,000	8,113
CVC Capital Partners PLC*	1,346	22,481
EQT AB	1,214	42,118
Intermediate Capital Group PLC	504	12,785
Partners Group Holding AG	38	46,389
		2,534,144

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.2%
Azrieli Group, Ltd.	41	$ 4,321
Castellum AB	674	7,652
CBRE Group, Inc., Class A†	1,764	268,887
CK Asset Holdings, Ltd.	3,500	17,314
Daito Trust Construction Co., Ltd.	500	9,333
Fastighets AB Balder, Class B†	1,210	8,867
Henderson Land Development Co., Ltd.	2,000	7,021
Hulic Co., Ltd.	1,000	10,317
Mitsubishi Estate Co., Ltd.	2,200	46,595
Mitsui Fudosan Co., Ltd.	45,100	468,676
REA Group, Ltd.	89	12,409
Sagax AB	150	531
Sagax AB, Class B	372	8,348
Sino Land Co., Ltd.	4,000	4,967
Sumitomo Realty & Development Co., Ltd.	900	38,433
Sun Hung Kai Properties, Ltd.	3,000	36,465
Swire Pacific, Ltd., Class A	500	4,131
Swire Pacific, Ltd., Class B	2,500	3,706
Swire Properties, Ltd.	1,600	4,365
Vonovia SE	1,423	42,728
Wharf Holdings, Ltd.	2,000	5,256
Wharf Real Estate Investment Co., Ltd.	2,000	5,688
		1,016,010
REITS — 0.9%
American Homes 4 Rent, Class A	6,249	197,468
American Tower Corp.	2,129	381,048
CapitaLand Ascendas REIT	6,272	13,589
CapitaLand Integrated Commercial Trust	8,427	15,344
CBL & Associates Properties, Inc.	5,513	163,019
Dexus	1,862	8,869
EastGroup Properties, Inc.	713	124,440
Equinix, Inc.	391	330,790
Goodman Group	3,327	71,902
GPT Group	3,312	11,615
Host Hotels & Resorts, Inc.	7,161	114,719
Japan Real Estate Investment Corp.	12	9,897
Lamar Advertising Co., Class A	1,888	223,898
Land Securities Group PLC	1,181	9,642
Link REIT	4,300	22,401
Mapletree Pan Asia Commercial Trust	3,800	4,204
Mid-America Apartment Communities, Inc.	2,633	337,630
Mirvac Group	6,830	10,278
Nippon Building Fund, Inc.	14	12,918
Prologis, Inc.	3,696	458,637
Public Storage	1,096	305,302
Rayonier, Inc.	6,952	153,431
Regency Centers Corp.	5,623	387,706
SBA Communications Corp.	1,178	225,563
Scentre Group	8,983	23,922
Segro PLC	2,144	19,643
Stockland	4,127	17,039
Vicinity, Ltd.	6,271	10,340
Warehouses De Pauw CVA	299	7,589
Weyerhaeuser Co.	10,056	231,288
		3,904,131
Retail — 2.9%
Associated British Foods PLC	518	15,617
AutoZone, Inc.†	143	525,443
Best Buy Co., Inc.	3,049	250,445
BJ's Wholesale Club Holdings, Inc.†	3,415	301,408
Security Description	Shares or Principal Amount	Value

Retail (continued)
Burlington Stores, Inc.†	1,060	$ 290,005
Carvana Co.†	562	172,275
Casey's General Stores, Inc.	320	164,221
Chipotle Mexican Grill, Inc.†	15,289	484,508
Cie Financiere Richemont SA, Class A	924	182,217
CK Hutchison Holdings, Ltd.	4,500	29,824
Darden Restaurants, Inc.	813	146,462
Fast Retailing Co., Ltd.	300	110,298
H & M Hennes & Mauritz AB, Class B	858	16,284
Home Depot, Inc.	670	254,325
Industria de Diseno Textil SA	1,919	105,952
Jardine Cycle & Carriage, Ltd.	100	2,496
JD Sports Fashion PLC	4,333	5,304
Kingfisher PLC	2,955	11,988
Lowe's Cos., Inc.	12,562	2,991,389
MatsukiyoCocokara & Co.	600	10,872
McDonald's Corp.	8,657	2,583,509
McDonald's Holdings Co. Japan, Ltd.	100	3,913
Moncler SpA	371	22,237
Murphy USA, Inc.	415	148,653
Next PLC	202	37,948
Nitori Holdings Co., Ltd.	800	12,978
Pan Pacific International Holdings Corp.	4,600	27,395
Pandora A/S	134	17,944
Reece, Ltd.	599	4,582
TJX Cos., Inc.	2,694	377,537
Tokyo Gas Co., Ltd.	700	24,537
Ulta Beauty, Inc.†	485	252,142
Walmart, Inc.	19,974	2,020,969
Wesfarmers, Ltd.	1,965	107,999
Yum China Holdings, Inc.	15,513	671,092
Yum! Brands, Inc.	2,807	387,955
Zensho Holdings Co., Ltd.	200	12,465
		12,785,188
Semiconductors — 6.9%
Advantest Corp.	1,300	195,156
Analog Devices, Inc.	2,312	541,309
ASM International NV	75	48,584
ASML Holding NV	1,971	2,085,807
ASML Holding NV	74	78,383
Broadcom, Inc.	11,713	4,329,476
Disco Corp.	200	66,978
Infineon Technologies AG	11,773	465,728
Lasertec Corp.	100	18,435
NVIDIA Corp.	74,587	15,103,122
NXP Semiconductors NV	6,734	1,408,214
Renesas Electronics Corp.	2,500	31,001
SK Hynix, Inc.	2,121	832,173
STMicroelectronics NV	1,115	27,426
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,310	3,698,293
Teradyne, Inc.	1,350	245,376
Texas Instruments, Inc.	2,946	475,661
Tokyo Electron, Ltd.	700	155,253
		29,806,375
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	757	19,360
Software — 4.6%
Capcom Co., Ltd.	600	15,706
Cloudflare, Inc., Class A†	536	135,769
CoreWeave, Inc.†	1,149	153,633

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dassault Systemes SE	1,151	$ 32,677
Fidelity National Information Services, Inc.	4,883	305,285
Figma, Inc., Class A†	698	34,788
HubSpot, Inc.†	442	217,429
Intuit, Inc.	1,933	1,290,374
Konami Group Corp.	200	33,405
Microsoft Corp.	24,579	12,727,252
Nexon Co., Ltd.	700	14,308
Nice, Ltd.†	73	9,987
Oracle Corp.	7,145	1,876,348
Oracle Corp. Japan	100	9,234
Pro Medicus, Ltd.	97	16,730
ROBLOX Corp., Class A†	992	112,810
Roper Technologies, Inc.	801	357,366
Sage Group PLC	1,682	25,400
SAP SE	1,778	459,990
ServiceNow, Inc.†	1,110	1,020,401
Snowflake, Inc.†	1,663	457,125
Square Enix Holdings Co., Ltd.	500	9,688
Take-Two Interactive Software, Inc.†	1,400	358,918
TIS, Inc.	400	13,795
Twilio, Inc., Class A†	1,148	154,842
WiseTech Global, Ltd.	300	13,568
		19,856,828
Telecommunications — 0.7%
AT&T, Inc.	24,638	609,791
BT Group PLC	10,736	26,198
Ciena Corp.†	1,167	221,637
Cisco Systems, Inc.	3,398	248,428
Deutsche Telekom AG	15,369	476,358
Elisa Oyj	248	10,931
HKT Trust & HKT, Ltd.	6,000	8,748
KDDI Corp.	5,000	79,862
Koninklijke KPN NV	6,720	31,123
Nokia Oyj	8,734	59,034
NTT, Inc.	47,500	48,822
Orange SA	3,167	50,504
Singapore Telecommunications, Ltd.	8,500	27,689
Singapore Telecommunications, Ltd.	5,800	18,938
SoftBank Corp.	48,900	69,395
SoftBank Group Corp.	1,600	280,994
Swisscom AG	51	37,359
Tele2 AB, Class B	958	15,171
Telecom Italia SpA†	21,476	12,654
Telefonaktiebolaget LM Ericsson, Class A	97	988
Telefonaktiebolaget LM Ericsson, Class B	4,475	45,126
Telefonica SA	7,799	39,437
Telekom Austria AG	152	1,617
Telenor ASA	1,078	16,028
Telia Co. AB	4,009	15,732
Telstra Group, Ltd.	144,723	462,098
TPG Telecom, Ltd.	802	2,902
Verizon Communications, Inc.	4,709	187,136
Vodafone Group PLC	35,316	42,748
		3,147,448
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	1,200	37,391
Nintendo Co., Ltd.	2,000	169,295
		206,686
Security Description	Shares or Principal Amount	Value

Transportation — 0.4%
AP Moller-Maersk A/S, Series A	5	$ 10,310
AP Moller-Maersk A/S, Series B	7	14,429
Central Japan Railway Co.	1,700	41,543
Deutsche Post AG	1,643	75,373
DSV A/S	330	70,034
East Japan Railway Co.	1,900	46,307
FedEx Corp.	1,805	458,145
Hankyu Hanshin Holdings, Inc.	400	10,735
JB Hunt Transport Services, Inc.	1,882	317,795
Kawasaki Kisen Kaisha, Ltd.	600	8,616
Kuehne & Nagel International AG	82	15,692
Mitsui OSK Lines, Ltd.	600	17,843
MTR Corp., Ltd.	3,000	11,003
Nippon Yusen KK	700	24,215
Poste Italiane SpA*	795	19,143
SG Holdings Co., Ltd.	700	6,434
Tokyu Corp.	1,000	11,135
Union Pacific Corp.	1,929	425,094
West Japan Railway Co.	800	16,409
		1,600,255
Water — 0.0%
Severn Trent PLC	457	16,696
United Utilities Group PLC	1,179	18,594
Veolia Environnement SA	1,086	35,863
		71,153
Total Common Stocks (cost $210,854,711)		253,368,763
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $4,351)	10,433	6,929
CORPORATE BONDS & NOTES — 15.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$ 80,000	82,501
Lamar Media Corp.
4.88%, 01/15/2029	145,000	143,723
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	95,073
		321,297
Aerospace/Defense — 0.4%
Boeing Co.
3.95%, 08/01/2059	565,000	406,570
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	80,470
4.40%, 06/15/2028	265,000	266,557
5.40%, 01/15/2027	390,000	395,750
RTX Corp.
4.13%, 11/16/2028	765,000	765,921
		1,915,268
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	645,000	566,805
BAT Capital Corp.
3.22%, 09/06/2026	100,000	99,238
4.63%, 03/22/2033	240,000	237,103
5.83%, 02/20/2031	482,000	509,865
7.08%, 08/02/2043	15,000	16,910

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
Japan Tobacco, Inc.
5.85%, 06/15/2035*	$ 150,000	$ 160,535
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	29,000	30,350
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	148,940
5.38%, 02/15/2033	175,000	182,250
		1,951,996
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	151,342
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,893
5.88%, 06/01/2029*	110,000	110,926
Ford Motor Co.
3.25%, 02/12/2032	45,000	39,243
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	398,344
6.53%, 03/19/2032	200,000	208,792
General Motors Co.
5.95%, 04/01/2049	80,000	78,656
General Motors Financial Co., Inc.
5.25%, 03/01/2026	100,000	100,074
5.95%, 04/04/2034	235,000	245,745
Toyota Motor Credit Corp.
4.05%, 09/05/2028	47,000	47,120
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	360,000	364,123
		1,612,916
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	204,716
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	50,000	51,834
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	92,270
		348,820
Banks — 5.6%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	393,278
Banco Santander SA
4.55%, 11/06/2030	200,000	200,158
5.13%, 11/06/2035	200,000	200,175
Bank of America Corp.
1.66%, 03/11/2027	250,000	247,673
1.73%, 07/22/2027	865,000	849,711
2.55%, 02/04/2028	260,000	254,934
2.59%, 04/29/2031	160,000	148,811
4.57%, 04/27/2033	265,000	264,564
5.16%, 01/24/2031	320,000	330,413
5.20%, 04/25/2029	30,000	30,725
5.82%, 09/15/2029	725,000	756,673
Bank of Montreal
4.35%, 09/22/2031	245,000	244,138
BPCE SA
6.71%, 10/19/2029*	610,000	647,016
Security Description	Shares or Principal Amount	Value

Banks (continued)
CaixaBank SA
6.84%, 09/13/2034*	$ 335,000	$ 373,583
Canadian Imperial Bank of Commerce
4.58%, 09/08/2031	405,000	406,326
Citigroup, Inc.
1.12%, 01/28/2027	250,000	248,138
3.20%, 10/21/2026	45,000	44,650
3.52%, 10/27/2028	410,000	404,779
4.50%, 09/11/2031	179,000	179,217
4.54%, 09/19/2030	615,000	619,021
4.95%, 05/07/2031	310,000	316,229
5.17%, 02/13/2030	655,000	672,275
5.17%, 09/11/2036	90,000	91,120
Credit Agricole SA
4.63%, 09/11/2028*	255,000	256,391
Deutsche Bank AG
6.82%, 11/20/2029	150,000	160,174
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	250,000	252,349
Goldman Sachs Bank USA FRS
4.89%, (SOFR+0.77%), 03/18/2027	160,000	160,251
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	493,435
1.95%, 10/21/2027	100,000	97,813
3.62%, 03/15/2028	140,000	138,975
4.37%, 10/21/2031	685,000	682,049
4.69%, 10/23/2030	460,000	465,808
4.94%, 04/23/2028	285,000	288,077
4.94%, 10/21/2036	220,000	218,926
5.22%, 04/23/2031	625,000	644,998
5.33%, 07/23/2035	260,000	267,759
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	192,078
4.62%, 11/06/2031	200,000	200,221
5.13%, 11/06/2036	200,000	199,869
5.24%, 05/13/2031	785,000	807,728
5.29%, 11/19/2030	200,000	206,264
ING Groep NV
1.73%, 04/01/2027	200,000	197,908
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	227,851
KBC Group NV
4.45%, 09/23/2031*	200,000	198,998
KeyCorp
4.79%, 06/01/2033	310,000	308,613
Lloyds Banking Group PLC
4.43%, 11/04/2031	200,000	199,656
M&T Bank Corp.
5.39%, 01/16/2036	220,000	222,841
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/2031	285,000	286,211
Morgan Stanley
1.59%, 05/04/2027	140,000	138,105
2.48%, 09/16/2036	50,000	43,642
4.36%, 10/22/2031	213,000	212,279
4.65%, 10/18/2030	490,000	495,832
4.89%, 10/22/2036	165,000	164,093
5.04%, 07/19/2030	190,000	194,946
5.17%, 01/16/2030	220,000	225,924
5.23%, 01/15/2031	170,000	175,506
5.32%, 07/19/2035	70,000	71,990
5.42%, 07/21/2034	56,000	58,424
5.45%, 07/20/2029	335,000	345,676

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley Bank NA
5.50%, 05/26/2028	$ 250,000	$ 255,034
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	300,000	304,710
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	360,000	365,244
5.68%, 01/22/2035	45,000	47,491
6.88%, 10/20/2034	120,000	135,888
Santander UK Group Holdings PLC
2.47%, 01/11/2028	250,000	244,618
6.53%, 01/10/2029	410,000	428,511
Societe Generale SA
1.49%, 12/14/2026*	200,000	199,284
1.79%, 06/09/2027*	400,000	393,608
2.80%, 01/19/2028*	400,000	392,176
6.10%, 04/13/2033*	200,000	210,871
Standard Chartered PLC
6.75%, 02/08/2028*	200,000	205,762
Truist Financial Corp.
1.27%, 03/02/2027	250,000	247,489
UBS Group AG
1.31%, 02/02/2027*	250,000	248,062
5.43%, 02/08/2030*	215,000	222,473
US Bancorp
5.05%, 02/12/2031	395,000	405,054
5.38%, 01/23/2030	110,000	113,673
5.68%, 01/23/2035	65,000	68,520
Wells Fargo & Co.
4.89%, 09/15/2036	150,000	149,914
4.97%, 04/23/2029	530,000	539,645
5.15%, 04/23/2031	310,000	319,704
5.21%, 12/03/2035	264,000	270,004
5.24%, 01/24/2031	270,000	279,445
5.56%, 07/25/2034	294,000	308,735
5.57%, 07/25/2029	500,000	517,512
		24,298,694
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	356,437
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	210,000	217,449
Biogen, Inc.
2.25%, 05/01/2030	880,000	805,034
		1,022,483
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	185,000	175,037
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	149,064
Griffon Corp.
5.75%, 03/01/2028	75,000	74,993
Knife River Corp.
7.75%, 05/01/2031*	105,000	109,995
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	134,848
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	50,000	51,861
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Standard Industries, Inc.
4.75%, 01/15/2028*	$ 158,000	$ 157,487
		853,285
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	76,658
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,496
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	96,780
		237,934
Commercial Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	55,000	52,970
Block, Inc.
3.50%, 06/01/2031	55,000	51,210
Boost Newco Borrower LLC
7.50%, 01/15/2031*	200,000	212,474
Brink's Co.
6.75%, 06/15/2032*	130,000	134,998
Element Fleet Management Corp.
5.64%, 03/13/2027*	250,000	254,589
Ford Foundation
2.82%, 06/01/2070	65,000	38,060
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	89,978
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	42,000	42,103
Service Corp. International
5.13%, 06/01/2029	40,000	40,019
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	40,000	41,313
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	99,925
		1,057,639
Computers — 0.1%
Leidos, Inc.
2.30%, 02/15/2031	40,000	35,815
5.40%, 03/15/2032	175,000	181,534
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	148,545
Seagate Data Storage Technology Pte, Ltd.
9.63%, 12/01/2032*	75,000	85,492
		451,386
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	124,825
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	177,665
American Express Co.
4.92%, 07/20/2033	50,000	50,942
5.09%, 01/30/2031	170,000	175,182
5.67%, 04/25/2036	50,000	52,811

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	$ 50,000	$ 50,758
5.75%, 11/15/2029*	560,000	580,626
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	112,794
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	129,695
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	280,000	281,887
		1,612,360
Electric — 1.5%
AES Corp.
1.38%, 01/15/2026	150,000	149,056
Ameren Corp.
3.50%, 01/15/2031	140,000	133,931
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	55,670
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,835
Commonwealth Edison Co.
5.95%, 06/01/2055	32,000	34,115
Constellation Energy Generation LLC
5.60%, 06/15/2042	10,000	10,134
6.25%, 10/01/2039	140,000	153,025
Dominion Energy, Inc.
6.00%, 02/15/2056	40,000	40,522
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	341,681
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,697
Duke Energy Progress LLC
5.05%, 03/15/2035	66,000	67,306
5.55%, 03/15/2055	5,000	5,043
Edison International
5.45%, 06/15/2029	111,000	112,234
Emera US Finance LP
2.64%, 06/15/2031	510,000	454,974
4.75%, 06/15/2046	85,000	73,630
Enel Finance International NV
4.38%, 09/30/2030*	450,000	447,150
5.00%, 09/30/2035*	200,000	197,920
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	129,060
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	111,068
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	21,504
5.80%, 04/15/2055	17,000	17,446
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	178,545
Fortis, Inc.
3.06%, 10/04/2026	150,000	148,477
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	131,453
5.65%, 05/09/2034*	285,000	297,779
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	38,640
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	290,000	293,131
6.38%, 08/15/2055	35,000	36,428
Security Description	Shares or Principal Amount	Value

Electric (continued)
NRG Energy, Inc.
3.63%, 02/15/2031*	$ 150,000	$ 140,023
4.73%, 10/15/2030*	60,000	59,847
5.41%, 10/15/2035*	42,000	41,908
Ohio Power Co.
2.90%, 10/01/2051	65,000	40,754
Pacific Gas & Electric Co.
4.00%, 12/01/2046	135,000	102,070
4.60%, 06/15/2043	72,000	60,701
5.55%, 05/15/2029	285,000	293,390
5.80%, 05/15/2034	315,000	326,454
Public Service Co. of Oklahoma
2.20%, 08/15/2031	395,000	348,942
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	35,797
Southern California Edison Co.
3.60%, 02/01/2045	156,000	113,947
4.13%, 03/01/2048	70,000	54,113
5.45%, 03/01/2035	455,000	461,244
Union Electric Co.
5.25%, 01/15/2054	120,000	115,216
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	64,485
4.30%, 10/15/2028*	382,000	380,559
4.60%, 10/15/2030*	22,000	21,858
5.63%, 02/15/2027*	45,000	45,015
5.70%, 12/30/2034*	55,000	56,493
6.00%, 04/15/2034*	85,000	89,159
7.75%, 10/15/2031*	50,000	53,062
		6,609,491
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	60,000	59,028
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	120,198
		179,226
Electronics — 0.0%
Coherent Corp.
5.00%, 12/15/2029*	50,000	49,465
Imola Merger Corp.
4.75%, 05/15/2029*	60,000	59,142
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	77,144
		185,751
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	78,383
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	126,965
		205,348
Entertainment — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	137,286
Caesars Entertainment, Inc.
6.50%, 02/15/2032*	50,000	50,416
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	139,551
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	60,000	60,925

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	$ 125,000	$ 124,965
		513,143
Environmental Control — 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028*	90,000	88,043
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	156,667
		244,710
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034	49,000	54,059
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	96,584
Mars, Inc.
4.80%, 03/01/2030*	215,000	219,629
5.20%, 03/01/2035*	120,000	123,167
5.65%, 05/01/2045*	27,000	27,518
5.70%, 05/01/2055*	115,000	117,013
5.80%, 05/01/2065*	74,000	76,111
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	133,626
		847,707
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	52,568
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	111,479
4.40%, 06/01/2043	130,000	112,444
		276,491
Healthcare-Products — 0.2%
Baxter International, Inc.
2.27%, 12/01/2028	226,000	212,135
Hologic, Inc.
3.25%, 02/15/2029*	145,000	143,129
Medline Borrower LP
3.88%, 04/01/2029*	115,000	111,700
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	200,000	204,502
5.50%, 02/19/2035	196,000	204,475
		875,941
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	50,000	49,673
Centene Corp.
4.63%, 12/15/2029	124,000	120,288
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	110,256
DaVita, Inc.
3.75%, 02/15/2031*	60,000	55,087
Encompass Health Corp.
4.63%, 04/01/2031	50,000	48,777
HCA, Inc.
3.50%, 09/01/2030	685,000	658,139
4.60%, 11/15/2032	132,000	131,180
4.90%, 11/15/2035	41,000	40,513
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.20%, 06/01/2028	$ 335,000	$ 343,004
5.50%, 06/15/2047	85,000	81,636
5.95%, 09/15/2054	60,000	60,182
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	57,325
Molina Healthcare, Inc.
3.88%, 11/15/2030*	50,000	46,121
Tenet Healthcare Corp.
5.13%, 11/01/2027	50,000	49,944
6.75%, 05/15/2031	15,000	15,562
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	250,812
		2,118,499
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.00%, 04/15/2029*	100,000	96,305
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	120,000	105,417
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	144,771
		250,188
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	141,803
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	155,841
		297,644
Internet — 0.3%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	227,860
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	16,738
4.60%, 11/15/2032	32,000	32,161
4.88%, 11/15/2035	54,000	54,239
5.40%, 08/15/2054	145,000	139,627
5.50%, 11/15/2045	50,000	49,567
5.63%, 11/15/2055	65,000	64,511
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	561,539
		1,146,242
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	83,066
Leisure Time — 0.1%
Amer Sports Co.
6.75%, 02/16/2031*	130,000	135,324
Carnival Corp.
4.00%, 08/01/2028*	120,000	118,048
6.00%, 05/01/2029*	40,000	40,600
6.13%, 02/15/2033*	60,000	61,870
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	102,671
		458,513
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	97,378

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	$ 170,000	$ 170,123
MGM Resorts International
5.50%, 04/15/2027	115,000	115,615
		383,116
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,792
Esab Corp.
6.25%, 04/15/2029*	100,000	102,336
		243,128
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	234,354
5.00%, 02/01/2028*	50,000	49,498
5.13%, 05/01/2027*	150,000	149,135
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	432,627
2.80%, 04/01/2031	380,000	340,841
3.50%, 06/01/2041	40,000	28,853
5.38%, 05/01/2047	40,000	33,938
Comcast Corp.
1.95%, 01/15/2031	155,000	137,222
2.45%, 08/15/2052	30,000	16,277
2.80%, 01/15/2051	70,000	41,959
2.94%, 11/01/2056	536,000	310,580
5.30%, 05/15/2035	220,000	224,280
DISH DBS Corp.
7.75%, 07/01/2026	40,000	39,590
DISH Network Corp.
11.75%, 11/15/2027*	15,000	15,792
Gray Media, Inc.
7.25%, 08/15/2033*	40,000	39,163
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	100,410
9.13%, 05/01/2029*	71,250	65,557
News Corp.
3.88%, 05/15/2029*	120,000	115,720
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	114,953
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	153,710
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	242,980
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	51,398
5.50%, 09/01/2041	370,000	331,911
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	112,784
		3,383,532
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	183,795
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	165,000	160,068
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	224,572
6.38%, 10/06/2030*	342,000	368,860
Security Description	Shares or Principal Amount	Value

Mining (continued)
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	$ 75,000	$ 74,944
		1,012,239
Miscellaneous Manufacturing — 0.1%
Entegris, Inc.
3.63%, 05/01/2029*	160,000	152,124
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	165,447
		317,571
Oil & Gas — 0.3%
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	112,766
BP Capital Markets PLC
4.88%, 03/22/2030(2)	58,000	57,980
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	139,569
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	83,721
Coterra Energy, Inc.
5.40%, 02/15/2035	240,000	241,734
EQT Corp.
4.50%, 01/15/2029	125,000	125,023
Hess Corp.
5.60%, 02/15/2041	200,000	209,239
Permian Resources Operating LLC
5.88%, 07/01/2029*	60,000	60,052
Petroleos Mexicanos
6.70%, 02/16/2032	70,000	69,940
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	266,606
		1,366,630
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	184,000
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	470,000	421,325
5.05%, 03/15/2034	20,000	20,575
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	80,894
5.20%, 02/22/2034	140,000	145,443
5.55%, 02/22/2054	100,000	99,500
5.65%, 02/22/2064	80,000	79,416
CVS Pass-Through Trust
7.51%, 01/10/2032*	35,617	37,893
Zoetis, Inc.
5.00%, 08/17/2035	80,000	80,823
		965,869
Pipelines — 0.8%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	158,608
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	246,660
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	47,609
6.04%, 11/15/2033*	550,000	586,758
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	137,012

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
5.15%, 02/01/2043	$ 55,000	$ 49,778
5.30%, 04/01/2044	140,000	127,221
5.60%, 09/01/2034	510,000	524,573
5.63%, 05/01/2027*	225,000	225,040
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	75,493
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	115,859
MPLX LP
5.50%, 06/01/2034	755,000	769,477
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	47,987
NuStar Logistics LP
5.63%, 04/28/2027	70,000	70,596
ONEOK, Inc.
5.63%, 01/15/2028*	90,000	92,015
6.50%, 09/01/2030*	105,000	112,332
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	71,000	71,163
		3,458,181
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	250,000	249,297
American Tower Corp.
2.10%, 06/15/2030	385,000	347,893
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	129,394
NNN REIT, Inc.
3.50%, 04/15/2051	55,000	39,027
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	114,743
UDR, Inc.
2.10%, 06/15/2033	305,000	254,293
Ventas Realty LP
3.00%, 01/15/2030	295,000	279,465
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/2027*	40,000	40,467
		1,454,579
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	99,178
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	99,322
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	111,571
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	124,048
		434,119
Semiconductors — 0.2%
Broadcom, Inc.
3.14%, 11/15/2035*	260,000	225,345
4.55%, 02/15/2032	40,000	40,262
5.20%, 07/15/2035	21,000	21,632
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	333,075
5.45%, 07/15/2035	52,000	53,321
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
ON Semiconductor Corp.
3.88%, 09/01/2028*	$ 60,000	$ 58,379
		732,014
Software — 0.2%
Elastic NV
4.13%, 07/15/2029*	115,000	110,851
Oracle Corp.
3.60%, 04/01/2040	115,000	90,060
4.45%, 09/26/2030	350,000	347,109
5.38%, 09/27/2054	260,000	228,563
5.88%, 09/26/2045	109,000	104,950
5.95%, 09/26/2055	90,000	85,329
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	60,034
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	8,000	8,281
5.60%, 06/12/2034	32,000	33,412
		1,068,589
Telecommunications — 0.7%
AT&T, Inc.
2.75%, 06/01/2031	300,000	274,825
3.55%, 09/15/2055	283,000	194,062
4.55%, 11/01/2032	105,000	104,251
4.90%, 11/01/2035	255,000	251,365
CommScope LLC
9.50%, 12/15/2031*	40,000	40,744
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	247,775
GCI LLC
4.75%, 10/15/2028*	35,000	34,156
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	146,685
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	89,789
4.13%, 04/15/2030*	90,994	89,798
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	117,803
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	91,241
Sprint LLC
7.63%, 03/01/2026	70,000	70,000
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	806,766
5.13%, 05/15/2032	358,000	368,027
		2,927,287
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	75,000	75,355
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	137,030
Total Corporate Bonds & Notes (cost $68,728,638)		68,848,186
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 1.8%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	252,177

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	$ 232,000	$ 238,865
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class C 4.80%, 08/15/2031	81,000	80,998
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	411,418
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	442,195
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	303,564
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	220,000	220,926
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C 5.39%, 01/16/2035*	404,000	407,620
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	553,145
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	253,221
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	648,450
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	145,000	146,346
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	283,409
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	238,892	237,035
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,266
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	483,285
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	471,699
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	159,853
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	341,265	344,357
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	259,610	261,418
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	4,786	4,779
Santander Drive Auto Receivables Trust
Series 2025-3, Class C 4.68%, 09/15/2031	135,000	135,221
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	451,135
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	495,906
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	$ 162,467	$ 163,498
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	161,405
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,153
		7,879,344
Credit Card Receivables — 0.1%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	259,545
Home Equity — 0.0%
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.43%, (TSFR1M+0.43%), 04/25/2036	127,573	86,295
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 4.96%, (TSFR1M+0.97%), 11/25/2034	11,018	11,788
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 4.85%, (TSFR1M+0.85%), 08/25/2035	98,873	89,742
		187,825
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	193,919
Aqua Finance Issuer Trust
Series 2025-B, Class A 4.79%, 05/17/2051*	204,621	205,705
Bridge Trust
Series 2025-SFR1, Class B 4.20%, 09/17/2042*	270,000	258,759
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	579,073	582,837
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	93,586	77,794
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	18,447	16,901
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	13,657	13,272
Crossroads Asset Trust
Series 2025-A, Class A2 4.91%, 02/20/2032*	160,000	160,813
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	183,415	181,839
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	928,654	926,184
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	311,227	311,815
Series 2025-1A, Class A 4.95%, 04/15/2050*	270,528	273,346

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	$ 81,766	$ 82,302
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	144,010
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	101,248
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	168,112	169,811
Series 2024-2A, Class A 5.50%, 03/25/2038*	114,004	116,310
Series 2024-1B, Class C 6.62%, 09/15/2039*	119,921	122,737
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	99,502	101,103
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	358,808
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,879	315,748
Lendmark Funding Trust
Series 2021-2A, Class A 2.00%, 04/20/2032*	600,000	577,329
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	239,662
Series 2025-2A, Class A 4.78%, 10/20/2034*	675,000	678,740
Series 2025-1A, Class C 5.68%, 09/20/2034*	135,000	136,861
Mariner Finance Issuance Trust
Series 2025-BA, Class A 4.59%, 11/22/2038*	224,000	224,242
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	433,367
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	243,839	243,913
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	88,867	79,927
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	290,000	290,629
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	80,788	81,276
Oportun Issuance Trust
Series 2025-D, Class C 5.80%, 02/08/2033*	116,000	115,597
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	305,789
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	348,871	332,669
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	703,412	670,951
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	$ 394,155	$ 374,754
Series 2025-SFR3, Class B 3.39%, 07/17/2042*	280,000	262,898
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	469,820
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	263,502
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	699,300	697,705
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	99,365
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	463,392
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	117,787
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	362,747
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	133,437
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	443,145
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	274,103
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B 4.93%, 04/20/2044*	117,421	117,631
Series 2024-1A, Class C 5.94%, 01/20/2043*	40,356	40,955
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.50%, (TSFR3M+0.46%), 12/15/2039	36,598	35,586
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	79,562	75,038
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	772,200	781,522
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	367,827	364,598
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	198,413
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,362	260,179
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	220,103
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	73,880	75,181
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	252,767	253,962
		15,512,036
Total Asset Backed Securities (cost $23,372,304)		23,838,750

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.0%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	$ 21,308	$ 20,439
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	11,079	10,806
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	97,941
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	88,046
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.38%, 11/15/2050(3)	60,000	55,162
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	112,755
Series 2016-CD2, Class C 3.97%, 11/10/2049(3)	130,000	76,715
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	558,279
CIM Trust FRS
Series 2019-INV1, Class A2 5.30%, (SOFR30A+1.11%), 02/25/2049*	3,131	3,040
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 3.98%, 04/10/2048(3)	117,435	103,344
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	75,720	75,562
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	94,616
Connecticut Avenue Securities Trust FRS
Series 2025-R06, Class 1M1 5.13%, (SOFR30A+0.95%), 09/25/2045*	185,609	185,494
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.55%, (TSFR1M+0.51%), 07/20/2046	77,905	61,891
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	311,089
CSMC Trust VRS
Series 2015-1, Class B2 3.89%, 01/25/2045*(3)	25,437	24,651
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class A 4.56%, 11/10/2042*(3)	229,000	227,916
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	68,120	58,821
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	131,703
GS Mtg.-Backed Securities Trust
Series 2025-RPL3, Class A1 4.10%, 07/25/2065*	141,453	137,984
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	538,267	542,001
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	$ 205,666	$ 197,446
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.37%, 12/15/2049(3)	60,000	50,402
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	38,287	35,376
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	22,099	20,150
Series 2017-3, Class B2 3.79%, 08/25/2047*(3)	128,231	120,056
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	386,844
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	59,251	57,136
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 4.95%, (TSFR1M+0.92%), 04/15/2038*	12,339	12,335
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	168,848	159,918
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	109,932
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	218,449
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	174,709
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	120,713
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	114,690
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	53,208	52,507
Series 2015-2A, Class B3 5.27%, 08/25/2055*(3)	30,588	30,478
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	298,092	286,201
PRM7 Trust VRS
Series 2025-PRM7, Class A 4.51%, 11/10/2042*(3)	321,000	315,940
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	341,933	332,955
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	139,034	137,271
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	132,993	131,368
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	689,142	606,446

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 5.77%, (TSFR1M+1.74%), 05/15/2039*	$ 300,000	$ 299,250
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	64,184	57,598
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	6,440	6,327
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	308,935
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	686,259
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	58,741
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	6,534	6,124
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.61%, 09/15/2057(3)	165,000	140,247
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	159,246
WHARF Commercial Mtg. Trust VRS
Series 2025-DC, Class A 5.35%, 07/15/2040*(3)	264,000	271,180
		8,643,484
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	420,000	414,489
Series 2017-K62, Class B 3.88%, 01/25/2050*(3)	580,000	574,369
Series 2017-K66, Class C 4.04%, 07/25/2027*(3)	310,000	306,720
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2025-MN11, Class M1 5.83%, (SOFR30A+1.65%), 07/25/2045*	203,861	203,010
Series 2024-MN8, Class M2 8.43%, (SOFR30A+4.25%), 05/25/2044*	150,000	156,633
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	1,668	26
Series 4207, Class JI 3.00%, 05/15/2028(4)	15,233	325
Series 4121, Class UI 3.50%, 10/15/2042(4)	112,040	12,350
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,853
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.75%, (5.94%-SOFR30A), 02/25/2050(4)(5)	102,023	11,185
Series 3994, Class SH 2.25%, (6.49%-SOFR30A), 06/15/2041(4)(5)	138,789	5,872
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	25,353	512
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	$ 4,192	$ 77
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	63,566	3,298
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	7,467	113
Series 2016-92, Class A 3.00%, 04/25/2042	3,597	3,557
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	140,734	24,176
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	79,364	5,955
Series 2017-66, Class C 3.50%, 08/25/2045	1,098	1,094
Series 2017-46, Class LB 3.50%, 12/25/2052	46,223	45,754
Series 2017-49, Class JA 4.00%, 07/25/2053	30,657	30,531
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	89,286	18,275
Series 2002-16, Class TM 7.00%, 04/25/2032	14,042	14,533
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.70%, 06/25/2045(3)(4)	45,316	3,222
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	20,849	851
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	624,020	76,290
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	137,715	19,912
Series 2017-51, Class AH 2.60%, 05/16/2059	25,900	21,978
Series 2017-190, Class AD 2.60%, 03/16/2060	17,765	15,126
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	116,209	19,069
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	131,190	22,253
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	171,855	29,029
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	112,999	18,735
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	182,090	28,854
Series 2025-1, Class GC 3.50%, 10/20/2051	767,309	740,446
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	12,221	485
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.95%, (5.99%-TSFR1M), 10/20/2046(4)(5)	67,982	8,466
Series 2017-176, Class SC 2.05%, (6.09%-TSFR1M), 11/20/2047(4)(5)	79,888	12,190
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.79%, 06/16/2045(3)(4)	353,854	4,244
		2,883,857
Total Collateralized Mortgage Obligations (cost $12,026,456)		11,527,341

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.0%
U.S. Government — 7.3%
United States Treasury Bonds
1.88%, 11/15/2051	$ 500,000	$ 286,191
2.00%, 11/15/2041 to 08/15/2051	4,494,000	3,016,312
2.25%, 02/15/2052	2,266,000	1,421,738
3.00%, 08/15/2052	850,000	628,236
3.88%, 05/15/2043	2,660,000	2,429,744
4.13%, 08/15/2044	850,000	795,580
4.50%, 02/15/2044	500,000	492,891
4.63%, 11/15/2044	500,000	499,395
United States Treasury Notes
1.13%, 10/31/2026	2,250,000	2,193,135
1.25%, 11/30/2026	1,345,000	1,310,376
2.88%, 05/15/2032	700,000	660,406
3.38%, 09/15/2027	175,000	174,262
3.75%, 12/31/2028	3,150,000	3,162,182
3.88%, 05/31/2027 to 08/15/2034	3,350,000	3,343,231
4.00%, 04/30/2032	1,130,000	1,139,490
4.13%, 06/15/2026(6)	1,045,000	1,047,459
4.25%, 01/31/2026(6)	5,553,000	5,557,374
4.25%, 02/28/2031 to 11/15/2034	1,702,000	1,736,312
4.63%, 11/15/2026 to 02/15/2035	1,715,000	1,786,622
		31,680,936
U.S. Government Agency — 1.7%
Fdederal Home Loan Mtg. Corp.
4.25%, 02/01/2030	1,000,000	1,004,503
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	711,407
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	166,059	144,090
3.00%, 04/01/2035	10,657	10,291
3.50%, 07/01/2042 to 02/01/2044	75,854	72,254
5.00%, 01/01/2034 to 04/01/2035	20,664	21,087
6.00%, 05/01/2031	2,156	2,219
7.50%, 12/01/2030 to 02/01/2031	9,581	9,704
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	74,951	70,141
2.50%, 06/01/2027 to 03/01/2035	84,429	81,158
3.00%, 10/01/2036 to 04/01/2043	78,030	72,373
3.50%, 08/01/2031 to 05/01/2058	1,214,173	1,125,043
4.00%, 09/01/2038 to 07/01/2056	755,777	720,192
4.02%, 09/01/2030	595,000	592,552
4.21%, 09/01/2030	513,000	514,513
4.32%, 09/01/2030	937,000	944,507
4.50%, 03/01/2041	46,624	46,904
4.61%, 09/01/2030	650,000	662,605
5.00%, 08/01/2035 to 07/01/2047	190,613	195,794
6.00%, 05/01/2031	1,033	1,065
6.50%, 05/01/2026 to 11/01/2027	328	340
7.00%, 05/01/2029 to 09/01/2029	2,477	2,587
7.50%, 01/01/2031	1,283	1,314
Government National Mtg. Assoc.
3.00%, 02/15/2043	49,770	45,732
3.50%, 09/15/2042 to 11/20/2047	163,850	153,265
4.00%, 10/20/2044	40,511	38,802
4.50%, 05/15/2039 to 10/20/2040	45,042	45,184
5.50%, 07/20/2033	17,668	18,091
6.00%, 07/20/2033	12,491	12,964
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.50%, 03/20/2027 to 04/20/2027		$ 1,041	$ 1,073
7.50%, 09/15/2030 to 01/15/2032		9,601	9,973
			7,331,727
Total U.S. Government & Agency Obligations (cost $41,615,490)			39,012,663
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Arab Republic of Egypt
8.88%, 05/29/2050		200,000	188,871
Dominican Republic
6.00%, 02/22/2033*		396,000	403,979
Federative Republic of Brazil
6.63%, 03/15/2035		200,000	208,260
Government of Bermuda
2.38%, 08/20/2030*		260,000	235,170
4.75%, 02/15/2029*		200,000	201,500
5.00%, 07/15/2032*		305,000	310,185
Kingdom of Morocco
3.00%, 12/15/2032*		200,000	176,974
Republic of Paraguay
6.00%, 02/09/2036*		350,000	372,698
United Mexican States
6.00%, 05/07/2036		345,000	353,039
6.34%, 05/04/2053		200,000	198,450
Total Foreign Government Obligations (cost $2,623,590)			2,649,126
UNAFFILIATED INVESTMENT COMPANIES — 4.5%
JPMorgan Emerging Markets Equity Fund, Class R6		151,334	6,356,048
JPMorgan High Yield Fund		2,023,095	13,291,734
Total Unaffiliated Investment Companies (cost $17,522,124)			19,647,782
RIGHTS — 0.0%
Media — 0.0%
Vend Marketplaces ASA† (cost $0)	NOK	75	167
Total Long-Term Investment Securities (cost $376,747,664)			418,899,707
SHORT-TERM INVESTMENTS — 1.1%
Commercial Paper — 0.3%
Australia & New Zealand Banking Group, Ltd.
4.39%, 11/25/2025*		250,000	249,321
Credit Industriel et Commercial
4.25%, 05/12/2026		186,000	182,072
Crédit Industriel et Commercial Insititutional Certificate
0.00%, 11/21/2025		250,000	250,075
Deutsche Bank AG/New York NY
0.00%, 07/08/2026		151,000	151,383
Svenska Handelsbanken AB, Class A
4.39%, 11/18/2025		201,000	200,599
			1,033,450

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.8%
JPMorgan Prime Money Market Fund, Class IM 4.24%(7)	3,486,834	$ 3,488,229
Total Short-Term Investments (cost $4,521,213)		4,521,679
TOTAL INVESTMENTS (cost $381,268,877)	97.3%	423,421,386
Other assets less liabilities	2.7	11,941,424
NET ASSETS	100.0%	$435,362,810
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $50,359,324 representing 11.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
NOK—Norwegian Krone
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	Australian 10 Year Bonds	December 2025	$ 6,688,390	$ 6,690,299	$ 1,909
13	Long	E-Mini Russell 1000 Index	December 2025	3,033,383	3,195,790	162,407
17	Long	Euro STOXX 50 Index	December 2025	1,057,468	1,110,844	53,376
70	Long	Euro-BTP	December 2025	9,642,605	9,797,640	155,035
18	Long	FTSE 100 Index	December 2025	2,210,823	2,304,597	93,774
25	Long	Long Gilt	December 2025	2,972,452	3,074,714	102,262
58	Long	MSCI EAFE Index	December 2025	8,058,511	8,140,590	82,079
28	Long	S&P 500 E-Mini Index	December 2025	9,516,158	9,623,600	107,442
383	Long	U.S. Treasury 10 Year Notes	December 2025	42,912,700	43,153,328	240,628
30	Long	U.S. Treasury Long Bonds	December 2025	3,426,613	3,519,375	92,762
15	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	1,720,593	1,732,266	11,673
44	Long	U.S. Treasury Ultra Bonds	December 2025	5,165,374	5,336,375	171,001
58	Short	Dow Jones Real Estate Index	December 2025	2,170,633	2,089,160	81,473
10	Short	Japan 10 Year Bonds	December 2025	8,878,651	8,827,461	51,190
27	Short	Japanese Yen	December 2025	2,312,836	2,199,319	113,517
63	Short	Swiss Franc	December 2025	9,998,297	9,835,875	162,422
						$1,682,950
						Unrealized (Depreciation)
83	Long	Australian Dollar	December 2025	$ 5,454,373	$ 5,433,180	$ (21,193)
13	Long	British Pound	December 2025	1,100,068	1,067,625	(32,443)
15	Long	Canadian Dollar	December 2025	1,095,112	1,072,725	(22,387)
30	Long	Euro FX	December 2025	4,398,526	4,332,000	(66,526)
7	Long	U.S. Treasury 2 Year Notes	December 2025	1,458,087	1,457,696	(391)
11	Long	U.S. Treasury 5 Year Notes	December 2025	1,202,334	1,201,321	(1,013)
184	Short	MSCI Emerging Markets Index	December 2025	12,291,758	12,949,920	(658,162)

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
5	Short	S&P/Toronto Stock Exchange 60 Index	December 2025	$ 1,240,413	$ 1,270,258	$ (29,845)
9	Short	SPI 200 Index	December 2025	1,305,220	1,309,058	(3,838)
						$(835,798)
		Net Unrealized Appreciation (Depreciation)				$847,152
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	213,991,889	USD	1,400,375	01/29/2026	$ —	$ (14)
Citibank, N.A.	CHF	532,362	USD	669,063	01/29/2026	899	—
Goldman Sachs International	EUR	1,993,635	USD	2,309,207	01/29/2026	308	—
	GBP	829,530	USD	1,089,018	01/29/2026	—	(750)
						308	(750)
HSBC Bank PLC	DKK	2,139,469	USD	334,620	01/29/2026	2,549	—
	EUR	207,188	USD	241,855	01/29/2026	1,903	—
	HKD	13,369,572	USD	1,722,536	01/29/2026	—	(46)
	SEK	13,107,017	USD	1,403,921	01/29/2026	17,345	—
	USD	2,440,174	CAD	3,407,701	01/29/2026	112	—
	USD	1,464,364	CHF	1,153,044	01/29/2026	—	(17,186)
	USD	98,792	DKK	636,513	01/29/2026	2	—
	USD	2,341,724	EUR	2,019,133	01/29/2026	—	(3,295)
	USD	1,687,195	GBP	1,266,590	01/29/2026	—	(23,254)
	USD	540,255	HKD	4,193,483	01/29/2026	48	—
	USD	1,633,790	JPY	248,656,005	01/29/2026	—	(6,554)
	USD	406,238	SEK	3,835,714	01/29/2026	—	(463)
	USD	170,972	SGD	220,980	01/29/2026	—	(123)
						21,959	(50,921)
Morgan Stanley & Co. International PLC	CAD	1,029,010	USD	737,129	01/29/2026	245	—
	USD	1,204,684	AUD	1,852,843	01/29/2026	8,554	—
	USD	407,297	GBP	310,320	01/29/2026	376	—
	USD	349,466	JPY	52,686,233	01/29/2026	—	(4,681)
						9,175	(4,681)
Unrealized Appreciation (Depreciation)						$32,341	$(56,366)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$7,132,221	$13,396	$—	$7,145,617
Banks	21,071,803	90,870	—	21,162,673
Biotechnology	2,547,115	33,346	—	2,580,461
Chemicals	2,303,781	5,313	—	2,309,094
Iron/Steel	136,251	—	0	136,251
Pharmaceuticals	12,303,922	27,105	—	12,331,027
Real Estate	1,011,689	4,321	—	1,016,010
Software	19,846,841	9,987	—	19,856,828
Other Industries	186,830,802	—	—	186,830,802
Preferred Stocks	6,929	—	—	6,929
Corporate Bonds & Notes	—	68,848,186	—	68,848,186
Asset Backed Securities	—	23,838,750	—	23,838,750
Collateralized Mortgage Obligations	—	11,527,341	—	11,527,341
U.S. Government & Agency Obligations	—	39,012,663	—	39,012,663
Foreign Government Obligations	—	2,649,126	—	2,649,126
Unaffiliated Investment Companies	19,647,782	—	—	19,647,782
Rights	—	167	—	167
Short-Term Investments:
Commercial Paper	—	1,033,450	—	1,033,450
Other Short-Term Investments	3,488,229	—	—	3,488,229
Total Investments at Value	$276,327,365	$147,094,021	$0	$423,421,386
Other Financial Instruments:†
Futures Contracts	$1,682,950	$—	$—	$1,682,950
Forward Foreign Currency Contracts	—	32,341	—	32,341
Total Other Financial Instruments	$1,682,950	$32,341	$—	$1,715,291
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$835,798	$—	$—	$835,798
Forward Foreign Currency Contracts	—	56,366	—	56,366
Total Other Financial Instruments	$835,798	$56,366	$—	$892,164
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.3%
Austria — 0.3%
Raiffeisen Bank International AG	17,806	$ 663,749
Bermuda — 1.2%
Credicorp., Ltd.	5,841	1,524,501
Genpact, Ltd.	26,839	1,023,908
		2,548,409
Brazil — 5.7%
Cia de Saneamento Basico do Estado de Sao Paulo	35,202	862,588
CPFL Energia SA	77,128	596,386
Cury Construtora e Incorporadora SA	103,693	673,432
Itau Unibanco Holding SA (Preference Shares)	392,798	2,879,572
Lojas Renner SA	276,079	761,533
Marcopolo SA (Preference Shares)	388,232	569,364
Petroleo Brasileiro SA (Preference Shares)	166,539	920,926
Porto Seguro SA	102,704	917,281
Telefonica Brasil SA	247,146	1,471,865
TIM SA	165,049	745,182
TOTVS SA	110,733	913,247
XP, Inc., Class A	38,713	705,351
		12,016,727
Cayman Islands — 0.8%
Hello Group, Inc. ADR	63,030	427,973
Lonking Holdings, Ltd.	1,577,000	629,132
MGM China Holdings, Ltd.	360,800	690,904
		1,748,009
Chile — 0.3%
Banco de Chile	4,094,356	706,983
China — 21.0%
Agricultural Bank of China, Ltd.	1,501,000	1,143,538
Avary Holding Shenzhen Co, Ltd., Class A	89,500	661,178
Bank of Hangzhou Co., Ltd., Class A	268,100	591,724
China CITIC Bank Corp., Ltd.	754,000	719,015
China Galaxy Securities Co., Ltd.	618,500	889,877
China Hongqiao Group, Ltd.	331,000	1,257,455
China Life Insurance Co., Ltd.	501,000	1,580,907
China Pacific Insurance Group Co., Ltd.	297,800	1,207,212
China Zheshang Bank Co., Ltd., Class A	1,138,800	478,676
Focus Media Information Technology Co, Ltd., Class A	516,100	562,287
Huayu Automotive Systems Co., Ltd., Class A	212,645	610,427
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	209,400	806,879
Jason Furniture Hangzhou Co, Ltd.	135,800	588,185
Meituan, Class B*†	16,970	222,756
Midea Group Co., Ltd., Class A	72,400	777,597
NetEase, Inc.	105,300	2,940,603
People's Insurance Co. Group of China, Ltd.	1,493,000	1,341,107
PetroChina Co., Ltd.	1,070,000	1,104,349
PICC Property & Casualty Co., Ltd.	774,000	1,828,782
Sany Heavy Industry Co., Ltd., Class A	191,000	594,475
Shanghai Pudong Development Bank Co., Ltd., Class A	418,600	676,148
Tencent Holdings, Ltd.	171,200	13,858,067
Tencent Music Entertainment Group ADR	41,596	928,423
Tongcheng Travel Holdings, Ltd.	221,200	609,182
Tsingtao Brewery Co., Ltd.	132,000	891,829
Vipshop Holdings, Ltd. ADR	44,861	784,619
Weichai Power Co., Ltd.	369,000	762,166
Xiaomi Corp., Class B*†	175,600	976,240
Yunnan Yuntianhua Co., Ltd.	154,200	623,442
Yutong Bus Co., Ltd., Class A	160,200	728,100
Zhejiang Expressway Co., Ltd.	610,000	595,042
Zhejiang Huayou Cobalt Co., Ltd., Class A	91,200	830,921
Security Description	Shares or Principal Amount	Value

China (continued)
Zhuzhou CRRC Times Electric Co., Ltd.	127,600	$ 650,599
Zijin Mining Group Co., Ltd.	338,000	1,402,361
		44,224,168
Colombia — 0.8%
Grupo Cibest SA	29,389	1,705,737
Greece — 2.3%
Eurobank Ergasias Services & Holdings SA	370,009	1,390,787
Hellenic Telecommunications Organization SA	30,974	582,303
JUMBO SA	19,045	604,564
National Bank of Greece SA	68,195	1,001,820
OPAP SA	30,955	640,461
Public Power Corp. S.A.	35,231	612,790
		4,832,725
Hong Kong — 6.4%
Alibaba Group Holding, Ltd.	384,308	8,165,349
Geely Automobile Holdings, Ltd.	516,000	1,221,844
Lenovo Group, Ltd.	616,000	900,549
Sinotruk Hong Kong, Ltd.	206,000	688,209
SITC International Holdings Co., Ltd.	314,000	1,156,505
TCL Electronics Holdings, Ltd.	416,000	494,132
WH Group, Ltd.*	931,500	894,272
		13,520,860
Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	64,833	570,397
OTP Bank Nyrt	22,097	2,107,622
		2,678,019
India — 7.4%
HDFC Bank, Ltd. ADR	142,940	5,177,287
ICICI Bank, Ltd. ADR	113,543	3,440,353
Infosys, Ltd. ADR	99,492	1,648,582
Reliance Industries, Ltd. GDR*	28,035	1,858,721
State Bank of India GDR	25,686	2,722,716
Wipro, Ltd. ADR	306,027	804,851
		15,652,510
Indonesia — 0.9%
Aneka Tambang Tbk	3,054,600	569,408
Astra International Tbk PT	2,273,400	840,734
Indofood Sukses Makmur Tbk PT	1,260,200	560,763
		1,970,905
Ireland — 0.7%
PDD Holdings, Inc. ADR†	10,010	1,350,049
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	4,963	371,183
Luxembourg — 0.5%
Millicom International Cellular SA	20,956	987,237
Malaysia — 0.3%
AMMB Holdings Bhd	412,500	561,425
Mexico — 1.1%
Gentera SAB de CV	260,693	618,389
Grupo Financiero Banorte SAB de CV, Class O	124,844	1,172,002
Regional SAB de CV	65,959	488,662
		2,279,053
Panama — 0.7%
Copa Holdings SA, Class A	12,177	1,524,682

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines — 0.7%
BDO Unibank, Inc.	257,482	$ 583,874
International Container Terminal Services, Inc.	92,370	831,168
		1,415,042
Poland — 1.3%
Bank Polska Kasa Opieki SA	15,531	796,737
Orlen SA	39,757	1,077,196
Powszechny Zaklad Ubezpieczen SA	57,475	919,164
		2,793,097
Russia — 0.0%
Gazprom PJSC†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 0.7%
Arab National Bank	126,957	820,932
Etihad Etisalat Co.	40,587	731,871
		1,552,803
Singapore — 0.3%
Sea, Ltd. ADR†	4,215	658,594
South Africa — 2.0%
FirstRand, Ltd.	265,205	1,257,840
Harmony Gold Mining Co., Ltd.	51,885	871,459
Momentum Metropolitan Holdings	302,828	583,386
Old Mutual, Ltd.	907,941	709,595
Vodacom Group, Ltd.	89,125	719,888
		4,142,168
South Korea — 14.5%
DB Insurance Co., Ltd.	8,383	746,071
Hana Financial Group, Inc.	16,736	1,004,336
Hyundai Glovis Co., Ltd.	6,078	805,423
Hyundai Mobis Co., Ltd.	4,238	939,960
JB Financial Group Co., Ltd.	37,884	596,944
Kangwon Land, Inc.	40,742	482,699
Kia Corp.	17,740	1,492,912
Korea Electric Power Corp.	33,173	990,708
Korea Investment Holdings Co., Ltd.	5,775	738,924
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,508	1,499,766
LG Uplus Corp.	53,607	573,413
Samsung Electronics Co., Ltd.	141,937	10,709,407
Samsung Securities Co., Ltd.	17,469	947,783
Shinhan Financial Group Co., Ltd.	28,273	1,454,579
SK Hynix, Inc.	18,562	7,282,792
SOOP Co., Ltd.	7,322	373,616
		30,639,333
Taiwan — 18.1%
Arcadyan Technology Corp.	92,000	603,038
ASE Technology Holding Co., Ltd.	183,000	1,473,358
China Airlines, Ltd.	892,000	580,333
Compeq Manufacturing Co., Ltd.	357,000	1,013,828
Delta Electronics, Inc.	17,000	550,242
Eva Airways Corp.	384,000	452,191
Hon Hai Precision Industry Co., Ltd.	106,000	887,902
KGI Financial Holding Co., Ltd.	17,020	8,803
King Yuan Electronics Co., Ltd.	126,000	889,431
Marketech International Corp.	78,000	624,183
Sunonwealth Electric Machine Industry Co., Ltd.	133,000	653,297
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	573,166	$ 27,967,503
Tripod Technology Corp.	98,000	1,088,676
Yuanta Financial Holding Co., Ltd.	1,153,000	1,293,989
		38,086,774
Thailand — 0.3%
Krung Thai Bank PCL	800,900	668,758
Turkey — 0.8%
Tupras Turkiye Petrol Rafinerileri AS	168,055	789,644
Turk Hava Yollari AO	130,880	907,203
		1,696,847
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	249,590	979,890
Abu Dhabi Islamic Bank PJSC	125,853	723,673
Dubai Islamic Bank PJSC	374,612	968,926
Emaar Properties PJSC	406,301	1,570,801
Emirates NBD Bank PJSC	140,231	1,072,841
		5,316,131
United Kingdom — 0.6%
Lion Finance Group PLC	5,726	602,156
Metlen Energy & Metals PLC†	12,362	629,096
		1,231,252
United States — 0.3%
Freshworks, Inc., Class A†	56,994	632,633
Vietnam — 0.3%
Mobile World Investment Corp.	192,800	605,179
TOTAL INVESTMENTS (cost $146,345,947)	94.3%	198,781,041
Other assets less liabilities	5.7	11,982,060
NET ASSETS	100.0%	$210,763,101
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $3,951,989 representing 1.9% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/09/21, 07/02/21, 10/01/21, 02/17/22	430,348	$1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	10/30/20, 02/10/21, 07/02/21, 10/01/21	731,991	494,468	0	0.00	0.0
Sberbank of Russia PJSC	10/14/20, 11/12/20, 07/02/21, 10/01/21, 11/24/21, 02/17/22	426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR	08/20/19, 03/27/20, 04/06/20, 10/30/20, 07/02/21, 10/01/21	23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
167	Long	IFSC Nifty 50 Index	November 2025	$8,681,178	$8,649,598	$(31,580)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	23.0%
Banks	19.2
Internet	13.1
Insurance	4.2
Telecommunications	3.7
Oil & Gas	3.0
Diversified Financial Services	2.6
Mining	2.4
Software	2.1
Computers	2.1
Auto Manufacturers	1.9
Electronics	1.7
Airlines	1.6
Auto Parts & Equipment	1.4
Retail	1.4
Electric	1.1
Food	1.0
Transportation	1.0
Home Furnishings	0.9
Commercial Services	0.9
Real Estate	0.7
Shipbuilding	0.7
Engineering & Construction	0.6

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	0.6%
Electrical Components & Equipment	0.6
Lodging	0.5
Beverages	0.4
Water	0.4
Miscellaneous Manufacturing	0.3
Entertainment	0.3
Energy-Alternate Sources	0.3
Chemicals	0.3
Advertising	0.3
94.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chile	$—	$706,983	$—	$706,983
Philippines	—	1,415,042	—	1,415,042
Russia	—	—	0	0
Saudi Arabia	—	1,552,803	—	1,552,803
Other Countries	195,106,213	—	—	195,106,213
Total Investments at Value	$195,106,213	$3,674,828	$0	$198,781,041
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,580	$—	$—	$31,580
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 3.7%
General Dynamics Corp.	47,991	$ 16,552,096
RTX Corp.	81,191	14,492,593
		31,044,689
Agriculture — 2.1%
Philip Morris International, Inc.	123,100	17,767,023
Apparel — 0.6%
NIKE, Inc., Class B	82,471	5,326,802
Banks — 12.9%
Bank of America Corp.	498,206	26,629,111
Bank of New York Mellon Corp.	128,733	13,894,153
Citigroup, Inc.	87,367	8,844,161
Goldman Sachs Group, Inc.	16,271	12,843,839
Morgan Stanley	88,432	14,502,848
Wells Fargo & Co.	343,698	29,891,415
		106,605,527
Beverages — 1.8%
Coca-Cola Co.	126,825	8,738,243
PepsiCo, Inc.	42,159	6,159,008
		14,897,251
Building Materials — 0.5%
Carrier Global Corp.	71,567	4,257,521
Chemicals — 1.7%
Air Products & Chemicals, Inc.	57,631	13,980,704
Computers — 3.1%
Accenture PLC, Class A	6,661	1,665,916
Hewlett Packard Enterprise Co.	452,565	11,051,637
International Business Machines Corp.	13,884	4,268,081
Seagate Technology Holdings PLC	33,325	8,527,201
		25,512,835
Cosmetics/Personal Care — 1.3%
Procter & Gamble Co.	72,608	10,918,065
Diversified Financial Services — 8.2%
American Express Co.	46,277	16,693,502
Ares Management Corp., Class A	49,533	7,366,052
Blackrock, Inc.	5,576	6,037,749
Capital One Financial Corp.	72,090	15,859,079
Charles Schwab Corp.	170,007	16,069,062
CME Group, Inc.	23,821	6,324,237
		68,349,681
Electric — 4.7%
CMS Energy Corp.	83,718	6,157,459
Dominion Energy, Inc.	167,733	9,844,250
NextEra Energy, Inc.	121,018	9,850,865
Public Service Enterprise Group, Inc.	58,831	4,739,425
Xcel Energy, Inc.	107,862	8,755,159
		39,347,158
Electrical Components & Equipment — 2.1%
Eaton Corp. PLC	45,449	17,341,520
Environmental Control — 0.5%
Republic Services, Inc.	17,728	3,691,679
Food — 0.9%
Mondelez International, Inc., Class A	130,420	7,493,933
Healthcare-Products — 2.7%
Abbott Laboratories	67,553	8,350,902
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	33,201	$ 7,150,831
Medtronic PLC	74,924	6,795,607
		22,297,340
Healthcare-Services — 2.6%
Cigna Group	31,982	7,816,721
Quest Diagnostics, Inc.	24,093	4,239,163
UnitedHealth Group, Inc.	26,970	9,211,873
		21,267,757
Insurance — 3.1%
Arthur J. Gallagher & Co.	32,723	8,164,061
Chubb, Ltd.	16,144	4,470,920
Progressive Corp.	38,767	7,986,002
Travelers Cos., Inc.	20,034	5,381,533
		26,002,516
Internet — 2.1%
Alphabet, Inc., Class C	62,880	17,720,842
Machinery-Diversified — 3.2%
Deere & Co.	31,990	14,767,544
Dover Corp.	66,581	12,081,788
		26,849,332
Media — 0.9%
Comcast Corp., Class A	268,956	7,486,390
Miscellaneous Manufacturing — 2.0%
3M Co.	68,592	11,420,568
Parker-Hannifin Corp.	6,087	4,704,216
		16,124,784
Oil & Gas — 5.2%
Chevron Corp.	105,865	16,697,028
ConocoPhillips	177,194	15,745,459
EOG Resources, Inc.	100,753	10,663,697
		43,106,184
Packaging & Containers — 0.5%
Packaging Corp. of America	20,814	4,074,549
Pharmaceuticals — 8.1%
AbbVie, Inc.	49,463	10,784,912
Becton Dickinson & Co.	28,079	5,017,998
Bristol-Myers Squibb Co.	134,902	6,214,935
Cencora, Inc.	17,694	5,977,210
CVS Health Corp.	135,644	10,600,579
Eli Lilly & Co.	5,103	4,403,175
Johnson & Johnson	83,175	15,709,262
Merck & Co., Inc.	101,721	8,745,972
		67,454,043
Private Equity — 0.9%
Blackstone, Inc.	52,130	7,644,343
REITS — 3.2%
American Tower Corp.	24,144	4,321,293
AvalonBay Communities, Inc.	18,474	3,212,998
Digital Realty Trust, Inc.	26,014	4,433,046
Prologis, Inc.	53,764	6,671,575
Ventas, Inc.	105,432	7,779,827
		26,418,739
Retail — 8.2%
Home Depot, Inc.	32,497	12,335,536
Lowe's Cos., Inc.	60,989	14,523,311

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	45,799	$ 13,667,796
TJX Cos., Inc.	85,285	11,951,840
Walmart, Inc.	106,273	10,752,702
Yum! Brands, Inc.	34,815	4,811,781
		68,042,966
Semiconductors — 4.3%
Analog Devices, Inc.	53,026	12,414,978
Lam Research Corp.	24,977	3,932,879
NXP Semiconductors NV	41,328	8,642,511
Texas Instruments, Inc.	65,353	10,551,895
		35,542,263
Software — 3.1%
Fidelity National Information Services, Inc.	124,936	7,810,999
Microsoft Corp.	34,823	18,031,697
		25,842,696
Telecommunications — 2.0%
Corning, Inc.	118,468	10,553,129
Verizon Communications, Inc.	141,312	5,615,739
		16,168,868
Security Description	Shares or Principal Amount	Value

Transportation — 3.2%
Norfolk Southern Corp.	44,618	$ 12,643,849
Union Pacific Corp.	61,933	13,648,175
		26,292,024
Total Long-Term Investment Securities (cost $616,268,273)		824,870,024
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $5,660,287)	5,660,287	5,660,287
TOTAL INVESTMENTS (cost $621,928,560)	100.1%	830,530,311
Other assets less liabilities	(0.1)	(440,268)
NET ASSETS	100.0%	$830,090,043
(1)	The rate shown is the 7-day yield as of October 31, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$824,870,024	$—	$—	$824,870,024
Short-Term Investments	5,660,287	—	—	5,660,287
Total Investments at Value	$830,530,311	$—	$—	$830,530,311
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 2.5%
Howmet Aerospace, Inc.	26,196	$ 5,395,066
Northrop Grumman Corp.	16,837	9,823,548
		15,218,614
Auto Manufacturers — 1.7%
Tesla, Inc.†	21,708	9,911,004
Banks — 4.6%
Morgan Stanley	39,561	6,488,004
US Bancorp	79,329	3,703,078
Wells Fargo & Co.	197,764	17,199,535
		27,390,617
Biotechnology — 1.3%
Regeneron Pharmaceuticals, Inc.	5,841	3,807,164
Vertex Pharmaceuticals, Inc.†	9,348	3,978,228
		7,785,392
Building Materials — 3.6%
Carrier Global Corp.	58,772	3,496,346
Trane Technologies PLC	18,249	8,187,414
Vulcan Materials Co.	33,103	9,583,319
		21,267,079
Commercial Services — 0.3%
United Rentals, Inc.	2,175	1,894,817
Computers — 7.7%
Apple, Inc.	171,028	46,240,840
Diversified Financial Services — 5.9%
American Express Co.	44,248	15,961,581
Ameriprise Financial, Inc.	10,558	4,780,346
Mastercard, Inc., Class A	26,758	14,770,148
		35,512,075
Electric — 3.2%
Entergy Corp.	34,396	3,305,112
NextEra Energy, Inc.	111,701	9,092,461
Southern Co.	73,890	6,948,616
		19,346,189
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	24,446	9,327,616
Food — 1.0%
Mondelez International, Inc., Class A	100,214	5,758,296
Healthcare-Products — 4.0%
Edwards Lifesciences Corp.†	96,114	7,924,599
Medtronic PLC	84,983	7,707,958
Stryker Corp.	22,816	8,127,972
		23,760,529
Insurance — 3.1%
Arthur J. Gallagher & Co.	37,271	9,298,742
Progressive Corp.	21,739	4,478,234
Travelers Cos., Inc.	17,031	4,574,867
		18,351,843
Security Description	Shares or Principal Amount	Value

Internet — 12.1%
Alphabet, Inc., Class A	96,710	$ 27,193,885
Amazon.com, Inc.†	107,793	26,325,206
Meta Platforms, Inc., Class A	28,466	18,455,931
		71,975,022
Lodging — 0.5%
Marriott International, Inc., Class A	12,429	3,238,749
Machinery-Diversified — 1.0%
Deere & Co.	12,876	5,943,948
Media — 2.0%
Walt Disney Co.	107,498	12,106,425
Oil & Gas Services — 2.4%
Baker Hughes Co.	298,267	14,439,105
Pharmaceuticals — 3.2%
AbbVie, Inc.	39,822	8,682,789
Eli Lilly & Co.	12,305	10,617,492
		19,300,281
Private Equity — 1.6%
Blackstone, Inc.	64,220	9,417,221
REITS — 0.7%
Prologis, Inc.	34,397	4,268,324
Retail — 6.7%
Chipotle Mexican Grill, Inc.†	73,052	2,315,018
Lowe's Cos., Inc.	59,862	14,254,938
McDonald's Corp.	36,923	11,018,931
Walmart, Inc.	120,494	12,191,583
		39,780,470
Semiconductors — 15.4%
ASML Holding NV	684	724,513
Broadcom, Inc.	56,204	20,774,685
NVIDIA Corp.	291,051	58,934,917
NXP Semiconductors NV	53,701	11,229,953
		91,664,068
Software — 13.7%
Intuit, Inc.	10,139	6,768,290
Microsoft Corp.	99,109	51,319,631
Oracle Corp.	46,664	12,254,433
Roper Technologies, Inc.	7,452	3,324,710
ServiceNow, Inc.†	8,465	7,781,705
		81,448,769
TOTAL INVESTMENTS (cost $467,952,294)	99.8%	595,347,293
Other assets less liabilities	0.2	995,833
NET ASSETS	100.0%	$596,343,126
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$595,347,293	$—	$—	$595,347,293
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.7%
Aerospace/Defense — 0.9%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 125,892
BAE Systems PLC
1.90%, 02/15/2031*	479,000	423,072
3.00%, 09/15/2050*	231,000	157,182
Boeing Co.
2.20%, 02/04/2026	3,216,000	3,198,782
2.75%, 02/01/2026	278,000	276,900
3.25%, 03/01/2028	429,000	419,195
5.04%, 05/01/2027	170,000	171,658
5.15%, 05/01/2030	1,317,000	1,354,715
5.71%, 05/01/2040	1,195,000	1,218,511
5.81%, 05/01/2050	1,698,000	1,686,465
6.39%, 05/01/2031	235,000	255,584
6.53%, 05/01/2034	2,716,000	3,005,173
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	199,766
5.40%, 07/31/2033	445,000	464,024
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	41,552
RTX Corp.
3.75%, 11/01/2046	225,000	177,185
4.15%, 05/15/2045	296,000	251,142
4.35%, 04/15/2047	50,000	42,995
4.50%, 06/01/2042	225,000	204,518
5.15%, 02/27/2033	362,000	375,396
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,852,434
		16,902,141
Agriculture — 0.8%
BAT Capital Corp.
4.39%, 08/15/2037	495,000	454,805
4.54%, 08/15/2047	409,000	342,845
4.74%, 03/16/2032	3,067,000	3,086,644
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,976,388
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	739,501
4.65%, 09/17/2034	479,000	471,174
Japan Tobacco, Inc.
5.85%, 06/15/2035*	3,078,000	3,294,175
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	175,000	183,150
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,173,202
5.13%, 02/15/2030	2,052,000	2,118,267
5.63%, 11/17/2029	495,000	519,369
		15,359,520
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	137,302	130,521
3.55%, 07/15/2031*	193,763	183,019
American Airlines Pass-Through Trust
3.00%, 04/15/2030	88,347	84,923
3.70%, 04/01/2028	153,696	152,469
British Airways Pass-Through Trust
3.30%, 06/15/2034*	289,694	274,466
3.80%, 03/20/2033*	163,539	160,033
4.13%, 03/20/2033*	220,856	213,087
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 121,979	$ 117,016
United Airlines Pass-Through Trust
2.70%, 11/01/2033	451,106	414,810
3.10%, 04/07/2030	367,351	348,140
3.50%, 09/01/2031	244,624	235,077
3.65%, 07/07/2027	82,257	82,049
3.70%, 09/01/2031	507,465	477,716
4.00%, 10/11/2027	160,411	160,256
4.15%, 02/25/2033	355,297	349,276
4.55%, 02/25/2033	317,845	306,203
4.60%, 09/01/2027	118,570	118,073
5.45%, 08/15/2038	324,415	334,791
		4,141,925
Auto Manufacturers — 0.1%
Hyundai Capital America
1.50%, 06/15/2026*	380,000	373,539
1.80%, 01/10/2028*	415,000	394,201
2.38%, 10/15/2027*	260,000	250,966
3.00%, 02/10/2027*	200,000	196,831
4.55%, 09/26/2029*	350,000	350,773
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	345,760
		1,912,070
Banks — 8.3%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	473,658
5.52%, 12/03/2035*	300,000	311,230
AIB Group PLC
5.32%, 05/15/2031*	1,120,000	1,153,334
6.61%, 09/13/2029*	495,000	525,230
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	200,142
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	529,559
Banco Santander SA
1.72%, 09/14/2027	200,000	195,694
5.59%, 08/08/2028	600,000	621,774
6.61%, 11/07/2028	600,000	640,625
Bank of America Corp.
1.90%, 07/23/2031	290,000	259,834
2.57%, 10/20/2032	3,990,000	3,588,304
5.29%, 04/25/2034	5,455,000	5,644,198
5.51%, 01/24/2036	980,000	1,025,989
5.88%, 03/15/2028(1)	2,572,000	2,599,628
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	421,303
5.60%, 03/20/2030*	275,000	285,088
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	446,097
Bank of Nova Scotia
4.85%, 02/01/2030	187,000	191,086
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	852,370
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,097,871
4.94%, 09/10/2030	210,000	213,525
4.97%, 05/16/2029	1,576,000	1,599,322
5.37%, 02/25/2031	305,000	314,588
5.79%, 02/25/2036	290,000	303,291
6.22%, 05/09/2034	200,000	215,547

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BNP Paribas SA
3.13%, 01/20/2033*	$ 315,000	$ 285,443
5.18%, 01/09/2030*	910,000	932,142
5.28%, 11/19/2030*	1,095,000	1,123,610
5.50%, 05/20/2030*	851,000	879,699
5.79%, 01/13/2033*	565,000	591,444
BPCE SA
2.28%, 01/20/2032*	410,000	361,667
5.39%, 05/28/2031*	765,000	784,071
5.72%, 01/18/2030*	259,000	268,107
5.88%, 01/14/2031*	355,000	370,495
5.94%, 05/30/2035*	715,000	749,895
5.98%, 01/18/2027*	285,000	285,757
6.03%, 05/28/2036*	950,000	1,001,185
6.29%, 01/14/2036*	465,000	498,493
CaixaBank SA
5.58%, 07/03/2036*	2,255,000	2,316,256
6.84%, 09/13/2034*	255,000	284,369
Citigroup, Inc.
2.56%, 05/01/2032	910,000	822,341
3.06%, 01/25/2033	342,000	312,478
3.52%, 10/27/2028	200,000	197,453
3.67%, 07/24/2028	1,380,000	1,368,249
4.45%, 09/29/2027	53,000	53,168
4.50%, 09/11/2031	300,000	300,364
4.54%, 09/19/2030	648,000	652,237
5.17%, 09/11/2036	330,000	334,107
5.45%, 06/11/2035	700,000	726,514
6.88%, 08/15/2030(1)	1,475,000	1,519,802
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	483,032
4.99%, 05/27/2031*	605,000	617,867
Credit Agricole SA
4.82%, 09/25/2033*	505,000	502,028
5.22%, 05/27/2031*	530,000	543,470
5.23%, 01/09/2029*	745,000	758,475
5.34%, 01/10/2030*	665,000	684,251
5.86%, 01/09/2036*	400,000	420,702
Danske Bank A/S
4.61%, 10/02/2030*	303,000	305,003
5.02%, 03/04/2031*	465,000	474,173
5.71%, 03/01/2030*	580,000	603,010
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,809,387
5.00%, 09/11/2030	260,000	263,394
5.30%, 05/09/2031	710,000	726,334
5.37%, 01/10/2029	435,000	443,943
5.40%, 09/11/2035	270,000	275,141
5.41%, 05/10/2029	440,000	457,290
6.72%, 01/18/2029	2,978,000	3,121,716
6.82%, 11/20/2029	390,000	416,453
7.15%, 07/13/2027	545,000	555,258
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	375,000	378,523
DNB Bank ASA
1.61%, 03/30/2028*	675,000	651,715
4.85%, 11/05/2030*	400,000	407,905
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	494,936
1.99%, 01/27/2032	1,250,000	1,105,344
2.38%, 07/21/2032	365,000	325,261
2.64%, 02/24/2028	599,000	587,278
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.10%, 02/24/2033	$ 654,000	$ 600,040
4.41%, 04/23/2039	530,000	492,222
4.69%, 10/23/2030	630,000	637,955
4.94%, 10/21/2036	455,000	452,778
5.05%, 07/23/2030	260,000	266,049
5.22%, 04/23/2031	373,000	384,935
5.33%, 07/23/2035	550,000	566,413
6.48%, 10/24/2029	530,000	563,167
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	576,234
2.21%, 08/17/2029	415,000	392,131
2.36%, 08/18/2031	580,000	526,109
4.00%, 03/09/2026(1)	1,271,000	1,266,295
4.70%, 03/09/2031(1)	3,212,000	3,034,611
5.29%, 11/19/2030	415,000	427,998
6.33%, 03/09/2044	230,000	253,945
8.11%, 11/03/2033	600,000	703,720
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	319,129
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,172,192
2.96%, 05/13/2031	1,708,000	1,605,895
3.51%, 01/23/2029	3,928,000	3,876,848
4.01%, 04/23/2029	5,046,000	5,031,005
5.77%, 04/22/2035	1,763,000	1,880,210
KBC Group NV
4.45%, 09/23/2031*	765,000	761,166
4.93%, 10/16/2030*	360,000	366,034
KeyCorp
4.79%, 06/01/2033	110,000	109,508
5.12%, 04/04/2031	470,000	481,573
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	453,632
3.75%, 01/11/2027	1,106,000	1,101,808
4.58%, 12/10/2025	200,000	200,033
4.94%, 11/04/2036	525,000	519,590
5.46%, 01/05/2028	475,000	481,581
5.68%, 01/05/2035	515,000	540,760
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	308,464
6.13%, 03/08/2027*(1)	4,363,000	4,431,870
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,140,000	3,743,432
5.16%, 04/24/2031	200,000	206,342
5.19%, 09/12/2036	370,000	377,762
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	319,799
4.71%, 07/08/2031	605,000	612,247
5.32%, 07/08/2036	1,265,000	1,304,530
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,262,404
2.70%, 01/22/2031	272,000	254,615
3.13%, 07/27/2026	73,000	72,527
3.22%, 04/22/2042	705,000	553,068
4.30%, 01/27/2045	275,000	241,709
4.35%, 09/08/2026	75,000	75,137
4.43%, 01/23/2030	457,000	459,705
4.46%, 04/22/2039	300,000	283,053
5.04%, 07/19/2030	210,000	215,467
5.16%, 04/20/2029	765,000	782,100
5.32%, 07/19/2035	285,000	293,101
5.42%, 07/21/2034	1,632,000	1,702,643
5.45%, 07/20/2029	688,000	709,926

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.47%, 01/18/2035	$ 264,000	$ 274,577
NatWest Group PLC
4.45%, 05/08/2030	250,000	250,449
4.89%, 05/18/2029	400,000	406,067
5.08%, 01/27/2030	355,000	362,926
5.12%, 05/23/2031	405,000	415,842
5.78%, 03/01/2035	495,000	523,859
6.02%, 03/02/2034	416,000	446,368
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	845,503
Northern Trust Corp.
3.38%, 05/08/2032	105,000	103,194
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	395,681
4.90%, 05/13/2031	520,000	530,570
5.07%, 01/24/2034	606,000	618,276
5.37%, 07/21/2036	90,000	92,453
Royal Bank of Canada
4.65%, 10/18/2030	625,000	632,631
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	592,272
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	457,401
4.86%, 09/11/2030	410,000	414,789
5.69%, 04/15/2031	680,000	708,396
6.53%, 01/10/2029	800,000	836,119
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	410,000	410,735
5.38%, 03/05/2029*	650,000	672,745
Societe Generale SA
1.79%, 06/09/2027*	420,000	413,288
2.89%, 06/09/2032*	980,000	881,273
3.00%, 01/22/2030*	352,000	330,115
3.34%, 01/21/2033*	700,000	636,101
5.25%, 02/19/2027*	466,000	470,661
5.51%, 05/22/2031*	1,734,000	1,782,947
Standard Chartered PLC
5.69%, 05/14/2028*	240,000	244,875
State Street Corp.
4.78%, 10/23/2036	265,000	263,924
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,485,679
3.04%, 07/16/2029	1,142,000	1,095,145
5.24%, 04/15/2030	300,000	311,484
5.71%, 01/13/2030	330,000	347,919
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	464,283
Truist Financial Corp.
4.96%, 10/23/2036	600,000	590,876
5.71%, 01/24/2035	308,000	322,822
7.16%, 10/30/2029	517,000	558,805
UBS AG
7.50%, 02/15/2028	250,000	269,641
UBS Group AG
3.87%, 01/12/2029*	250,000	248,247
4.38%, 02/10/2031*(1)	3,708,000	3,352,035
4.40%, 09/23/2031*	265,000	264,041
5.01%, 03/23/2037*	665,000	661,878
6.30%, 09/22/2034*	200,000	218,498
6.54%, 08/12/2033*	260,000	287,521
UniCredit SpA
1.98%, 06/03/2027*	330,000	325,553
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp
5.08%, 05/15/2031	$ 510,000	$ 524,314
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,906,014
4.90%, 07/25/2033	443,000	449,689
5.20%, 01/23/2030	410,000	421,868
5.21%, 12/03/2035	1,280,000	1,309,112
5.39%, 04/24/2034	536,000	556,677
5.56%, 07/25/2034	485,000	509,308
5.57%, 07/25/2029	456,000	471,971
5.61%, 04/23/2036	1,835,000	1,928,344
6.30%, 10/23/2029	1,090,000	1,153,043
		154,444,793
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	493,071
Constellation Brands, Inc.
4.80%, 05/01/2030	754,000	765,092
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	135,690
		1,393,853
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	406,000	320,709
5.60%, 03/02/2043	146,000	148,212
5.65%, 03/02/2053	1,045,000	1,042,897
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,514
Biogen, Inc.
5.75%, 05/15/2035	360,000	377,622
Gilead Sciences, Inc.
2.60%, 10/01/2040	705,000	520,944
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	798,349
		3,222,247
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	189,963
Masco Corp.
2.00%, 10/01/2030	107,000	95,862
6.50%, 08/15/2032	250,000	275,066
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	3,210,000	3,329,451
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,137,783
		5,028,125
Chemicals — 0.2%
DowDuPont, Inc.
5.42%, 11/15/2048	500,000	503,756
DuPont de Nemours, Inc.
5.32%, 11/15/2038	420,000	443,991
EIDP, Inc.
5.13%, 05/15/2032	690,000	707,513
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	1,704,000	1,526,561

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Nutrien, Ltd.
4.20%, 04/01/2029	$ 75,000	$ 74,932
5.00%, 04/01/2049	110,000	100,870
		3,357,623
Commercial Services — 0.9%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,873,714
5.80%, 04/15/2034*	718,000	751,799
Element Fleet Management Corp.
5.04%, 03/25/2030*	720,000	735,415
6.27%, 06/26/2026*	355,000	358,919
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	176,754
7.00%, 10/15/2037*	719,000	836,331
Ford Foundation
2.82%, 06/01/2070	175,000	102,470
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,663,987
2.90%, 11/15/2031	1,048,000	932,024
5.30%, 08/15/2029	169,000	171,984
Pepperdine University
3.30%, 12/01/2059	290,000	182,399
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	494,598
2.90%, 10/01/2030	710,000	664,012
5.10%, 08/09/2035	455,000	459,178
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	922,174
Zero Coupon, 02/15/2029*	2,723,000	2,124,307
Zero Coupon, 02/15/2031*	939,000	653,487
Zero Coupon, 02/15/2043*	1,484,091	504,591
University of Southern California
3.23%, 10/01/2120	280,000	166,870
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	417,524
		16,192,537
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	260,000	256,358
Apple, Inc.
2.70%, 08/05/2051	890,000	565,671
CGI, Inc.
2.30%, 09/14/2031	776,000	686,230
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,891,250
5.30%, 04/01/2032	1,015,000	1,048,338
Leidos, Inc.
2.30%, 02/15/2031	235,000	210,411
		6,658,258
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,668,366
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.00%, 11/15/2035	185,000	182,961
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.10%, 01/15/2027	610,000	622,380
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 835,000	$ 822,132
3.00%, 10/29/2028	1,255,000	1,211,793
3.30%, 01/30/2032	1,477,000	1,363,051
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	370,000	377,595
American Express Co.
4.80%, 10/24/2036	305,000	301,506
4.92%, 07/20/2033	245,000	249,615
5.44%, 01/30/2036	445,000	463,164
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	360,360
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,749,143
2.53%, 11/18/2027*	1,239,000	1,194,326
2.75%, 02/21/2028*	257,000	247,137
4.25%, 04/15/2026*	1,194,000	1,193,060
4.38%, 05/01/2026*	614,000	613,673
4.95%, 01/15/2028*	125,000	126,237
5.15%, 01/15/2030*	195,000	197,956
5.50%, 01/15/2026*	1,270,000	1,271,379
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	96,554
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	422,554
5.20%, 09/11/2036	335,000	332,777
5.82%, 02/01/2034	1,300,000	1,365,644
6.05%, 02/01/2035	1,689,000	1,790,932
6.38%, 06/08/2034	2,029,000	2,196,040
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,314,123
5.85%, 05/19/2034	2,505,000	2,679,744
6.14%, 08/24/2034	1,643,000	1,789,936
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,502,506
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,067,581
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033*	3,100,000	3,233,826
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,088,179
6.00%, 05/20/2034	1,976,000	2,067,484
6.75%, 11/17/2028	689,000	734,540
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	880,394
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	185,000	187,193
5.20%, 03/27/2028*	595,000	604,449
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	169,947
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	322,502
		42,394,373
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	65,910
AES Corp.
5.80%, 03/15/2032	510,000	521,572
Alabama Power Co.
3.75%, 03/01/2045	50,000	39,966
4.10%, 01/15/2042	63,000	54,597

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.70%, 02/15/2033	$ 100,000	$ 106,592
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	282,954
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,723,422
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	160,052
5.65%, 06/01/2054	330,000	338,100
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	190,929
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,794,111
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,924,701
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	281,292
5.95%, 12/15/2036	100,000	105,998
CMS Energy Corp.
2.95%, 02/15/2027	116,000	114,122
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	94,691
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	977,080
5.80%, 03/01/2033	109,000	116,422
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	600,963	609,664
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	162,221
DTE Electric Co.
3.70%, 03/15/2045	111,000	88,543
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	409,796
Duke Energy Corp.
3.75%, 09/01/2046	705,000	543,535
5.70%, 09/15/2055	325,000	324,238
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	108,773
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	206,628
4.15%, 12/01/2044	180,000	153,325
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	315,289
3.62%, 08/01/2027*	400,000	394,021
Electricite de France SA
5.95%, 04/22/2034*	375,000	397,961
6.90%, 05/23/2053*	983,000	1,098,985
Emera US Finance LP
4.75%, 06/15/2046	320,000	277,196
Empire District Bondco LLC
4.94%, 01/01/2035	802,097	812,107
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,147,502
5.00%, 09/30/2035*	405,000	400,788
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	360,444
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	154,466
3.05%, 06/01/2031	145,000	135,971
5.80%, 03/15/2055	150,000	154,453
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	215,962
Security Description	Shares or Principal Amount	Value

Electric (continued)
Evergy Metro, Inc.
4.20%, 03/15/2048	$ 100,000	$ 83,437
5.40%, 04/01/2034	211,000	220,019
Evergy, Inc.
2.90%, 09/15/2029	239,000	227,160
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,196,674
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	73,374
Fortis, Inc.
3.06%, 10/04/2026	127,000	125,711
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	197,179
4.95%, 09/22/2027*	585,000	592,678
5.30%, 07/01/2043	175,000	168,946
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,579,691
5.10%, 01/15/2035	155,000	157,195
6.15%, 06/01/2037	100,000	108,585
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	196,420
Nevada Power Co.
5.38%, 09/15/2040	96,000	96,944
New England Power Co.
3.80%, 12/05/2047*	140,000	110,314
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	111,811
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	406,585
6.00%, 07/03/2055*	40,000	41,451
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	378,723
4.45%, 06/15/2029*	300,000	297,981
OGE Energy Corp.
5.45%, 05/15/2029	140,000	145,377
Ohio Power Co.
2.90%, 10/01/2051	335,000	210,041
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	288,935
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,178,812
3.00%, 06/15/2028	1,428,000	1,376,802
3.30%, 08/01/2040	3,970,000	3,014,815
3.75%, 08/15/2042	75,000	57,224
4.30%, 03/15/2045	130,000	104,616
4.45%, 04/15/2042	420,000	350,747
5.80%, 05/15/2034	683,000	707,834
5.90%, 10/01/2054	40,000	38,941
6.40%, 06/15/2033	355,000	381,991
6.75%, 01/15/2053	25,000	27,003
Pacific Gas and Electric Co.
6.00%, 08/15/2035	1,285,000	1,347,467
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	137,400
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	354,887
5.53%, 06/01/2051	410,000	416,107
5.54%, 07/15/2049	420,000	426,842
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	294,110
5.10%, 06/01/2054	385,000	368,085
5.21%, 12/01/2049	205,000	200,928

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PPL Electric Utilities Corp.
4.13%, 06/15/2044	$ 270,000	$ 231,360
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	168,675
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	39,706
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	111,331
6.63%, 11/15/2037	450,000	501,612
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	454,682
5.70%, 12/01/2036	100,000	106,442
Puget Energy, Inc.
5.73%, 03/15/2035	205,000	210,850
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	290,650
SCE Recovery Funding LLC
4.70%, 06/15/2042	364,989	365,656
5.11%, 12/14/2049	165,000	160,528
Sigeco Securitization I LLC
5.03%, 11/15/2038	341,473	348,764
Southern California Edison Co.
4.05%, 03/15/2042	350,000	282,371
5.55%, 01/15/2036	100,000	100,862
5.75%, 04/15/2054	660,000	629,600
5.88%, 12/01/2053	447,000	435,084
5.90%, 03/01/2055	255,000	250,917
Southern Co.
5.20%, 06/15/2033	696,000	716,090
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	86,062
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	90,692
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	158,442
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	159,208
6.00%, 04/15/2034*	318,000	333,559
		44,397,364
Electronics — 0.3%
Amphenol Corp.
5.30%, 11/15/2055	500,000	486,564
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,320,584
5.88%, 04/10/2034	1,627,000	1,700,517
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	421,532
		4,929,197
Entertainment — 0.0%
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	767,108
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	339,923
5.38%, 01/09/2036*	200,000	203,471
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	462,886
6.75%, 03/15/2034	520,000	573,692
Security Description	Shares or Principal Amount	Value

Food (continued)
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	$ 610,000	$ 618,125
6.38%, 04/15/2066*	685,000	700,769
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	364,140
Kroger Co.
5.00%, 09/15/2034	190,000	191,555
5.00%, 04/15/2042	400,000	378,706
5.50%, 09/15/2054	140,000	136,128
Mars, Inc.
5.65%, 05/01/2045*	745,000	759,296
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,227,935
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	253,548
4.63%, 04/15/2030*	681,000	660,259
5.50%, 12/15/2029*	801,000	801,402
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	357,612
		9,029,447
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(2)(3)	223,383	55,846
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(2)(4)	877,562	0
		55,846
Gas — 0.4%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	910,000	925,171
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	230,361
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,455,374
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	202,187
NiSource, Inc.
1.70%, 02/15/2031	360,000	313,133
3.60%, 05/01/2030	1,413,000	1,371,035
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	193,449
3.95%, 10/01/2046	71,000	56,868
5.10%, 09/15/2035	150,000	150,876
		6,898,454
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	916,133
2.75%, 09/23/2026*	716,000	707,814
3.00%, 09/23/2029*	1,307,000	1,245,802
5.38%, 12/06/2032*	707,000	738,666
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	93,772
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	166,007
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,578,107
Solventum Corp.
5.60%, 03/23/2034	543,000	564,735
		6,011,036

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services — 1.3%
Adventist Health System
5.43%, 03/01/2032	$ 2,427,000	$ 2,501,945
Children's Hospital
2.93%, 07/15/2050	340,000	224,139
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	168,305
Cigna Group
5.25%, 01/15/2036	850,000	863,375
CommonSpirit Health
2.78%, 10/01/2030	275,000	255,437
3.91%, 10/01/2050	275,000	209,029
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	228,223
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	160,709
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	550,643
2.88%, 09/01/2050	400,000	261,106
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	514,917
HCA, Inc.
3.50%, 07/15/2051	137,000	94,891
3.63%, 03/15/2032	170,000	159,990
4.90%, 11/15/2035	190,000	187,742
5.13%, 06/15/2039	335,000	325,778
5.45%, 09/15/2034	355,000	365,266
5.50%, 06/15/2047	390,000	374,563
5.75%, 03/01/2035	405,000	424,909
5.95%, 09/15/2054	200,000	200,608
6.10%, 04/01/2064	500,000	505,431
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,213,127
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,598,813
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,323,811
Memorial Health Services
3.45%, 11/01/2049	620,000	449,912
MyMichigan Health
3.41%, 06/01/2050	155,000	109,906
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	474,160
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	190,645
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	295,872
Texas Health Resources
2.33%, 11/15/2050	220,000	127,699
4.33%, 11/15/2055	400,000	339,512
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,500,449
5.75%, 11/15/2038	1,296,000	1,305,411
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	236,300
3.50%, 08/15/2039	420,000	351,136
5.15%, 07/15/2034	3,146,000	3,233,336
5.88%, 02/15/2053	250,000	256,723
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	232,311
		24,816,129
Security Description	Shares or Principal Amount	Value

Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	$ 250,000	$ 198,283
Aon North America, Inc.
5.45%, 03/01/2034	650,000	677,228
5.75%, 03/01/2054	225,000	227,230
Athene Global Funding
2.95%, 11/12/2026*	1,125,000	1,110,128
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	322,943
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	810,639
4.95%, 03/17/2052	628,000	554,207
5.55%, 06/23/2035	968,000	996,311
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	219,265
F&G Global Funding
1.75%, 06/30/2026*	380,000	373,406
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	517,822
4.85%, 04/17/2028	2,552,000	2,585,089
5.63%, 08/16/2032	1,822,000	1,902,130
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	53,650
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	226,397
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	227,121
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,097,392
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	242,598
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	202,617
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	319,667
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	2,862,000	3,151,851
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	167,043
		17,183,017
Internet — 0.2%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	523,385
Meta Platforms, Inc.
4.88%, 11/15/2035	730,000	733,228
5.40%, 08/15/2054	250,000	240,736
5.50%, 11/15/2045	730,000	723,687
5.60%, 05/15/2053	525,000	520,688
5.63%, 11/15/2055	235,000	233,232
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	240,044
		3,215,000
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,238,663
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,579,677
		3,818,340
Machinery-Diversified — 0.6%
CNH Industrial NV
3.85%, 11/15/2027	713,000	709,608

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
nVent Finance SARL
4.55%, 04/15/2028	$ 225,000	$ 225,585
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	857,535
6.30%, 02/15/2030	2,533,000	2,681,018
6.40%, 04/15/2033	1,964,000	2,105,034
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,607,388
		10,186,168
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,266,889
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	187,547
3.50%, 03/01/2042	275,000	194,643
3.70%, 04/01/2051	525,000	343,170
4.80%, 03/01/2050	510,000	399,111
5.25%, 04/01/2053	4,380,000	3,565,871
6.38%, 10/23/2035	471,000	487,886
6.83%, 10/23/2055	175,000	174,028
Comcast Corp.
3.20%, 07/15/2036	300,000	253,744
3.25%, 11/01/2039	550,000	433,718
3.90%, 03/01/2038	273,000	238,346
4.20%, 08/15/2034	630,000	599,186
5.35%, 05/15/2053	360,000	334,109
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	147,511
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,205,364
5.50%, 09/01/2041	700,000	627,939
		13,459,062
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.38%, 06/15/2045	100,000	87,643
Mining — 0.7%
Anglo American Capital PLC
2.88%, 03/17/2031*	1,551,000	1,426,168
3.88%, 03/16/2029*	1,901,000	1,871,429
4.75%, 03/16/2052*	2,499,000	2,173,552
5.75%, 04/05/2034*	755,000	792,983
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	369,163
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,295,000	1,253,394
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,152,485
2.85%, 04/27/2031*	2,121,000	1,947,405
5.63%, 04/04/2034*	390,000	406,699
Novelis Corp.
3.88%, 08/15/2031*	2,014,000	1,845,468
		13,238,746
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	318,187
Oil & Gas — 0.9%
Aker BP ASA
5.80%, 10/01/2054*	150,000	138,890
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP Capital Markets America, Inc.
2.77%, 11/10/2050	$ 450,000	$ 284,924
2.94%, 06/04/2051	500,000	324,906
ConocoPhillips Co.
5.50%, 01/15/2055	400,000	389,806
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	412,961
Devon Energy Corp.
5.75%, 09/15/2054	143,000	131,606
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,408,221
5.50%, 05/15/2034*	3,097,000	3,192,112
5.95%, 05/15/2054*	290,000	288,308
Eni USA, Inc.
7.30%, 11/15/2027	200,000	211,569
EQT Corp.
3.63%, 05/15/2031*	807,000	755,257
3.90%, 10/01/2027	1,076,000	1,067,901
5.00%, 01/15/2029	697,000	705,454
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	329,091
3.10%, 08/16/2049	510,000	356,657
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,881,095
5.85%, 12/15/2045	974,000	958,189
Pioneer Natural Resources Co.
2.15%, 01/15/2031	285,000	257,569
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,778,457
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	147,035
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,572,137
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	576,361
3.46%, 07/12/2049	385,000	283,396
		17,451,902
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	83,918
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	537,415
Packaging Corp. of America
4.05%, 12/15/2049	385,000	309,948
		847,363
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,061,382
4.40%, 11/06/2042	275,000	248,496
4.50%, 05/14/2035	420,000	412,799
5.05%, 03/15/2034	115,000	118,304
AstraZeneca PLC
4.00%, 09/18/2042	110,000	96,183
6.45%, 09/15/2037	140,000	160,017
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	218,959
4.25%, 10/26/2049	401,000	333,753
4.55%, 02/20/2048	121,000	106,034
Cencora, Inc.
5.15%, 02/15/2035	780,000	800,042

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
4.30%, 03/25/2028	$ 75,000	$ 75,101
CVS Pass-Through Trust
4.70%, 01/10/2036*	177,933	170,067
7.51%, 01/10/2032*	133,560	142,097
8.35%, 07/10/2031*	177,480	193,364
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	313,226
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	769,001
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	411,000	315,372
3.18%, 07/09/2050	693,000	471,684
5.65%, 07/05/2044	292,000	299,207
		6,305,088
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	411,252
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	872,978
Cheniere Energy Partners LP
5.55%, 10/30/2035*	3,257,000	3,333,064
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	268,917
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	165,000	167,932
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,153,415
5.96%, 02/15/2055*	765,000	762,987
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	242,306
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	316,881
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,449,791
5.63%, 04/05/2034	800,000	834,950
5.70%, 03/08/2033	972,000	1,023,805
Energy Transfer LP
4.15%, 09/15/2029	189,000	187,535
4.95%, 01/15/2043	567,000	504,158
5.55%, 02/15/2028	676,000	695,185
6.05%, 06/01/2041	677,000	683,423
Enterprise Products Operating LLC
4.95%, 02/15/2035	365,000	368,852
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	433,190	369,878
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,540,274
MPLX LP
4.95%, 03/14/2052	3,197,000	2,726,932
5.40%, 04/01/2035	395,000	397,412
5.50%, 06/01/2034	355,000	361,807
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	373,429
ONEOK Partners LP
6.65%, 10/01/2036	240,000	261,325
Plains All American Pipeline LP
5.95%, 06/15/2035	465,000	485,561
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,777,191
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	$ 130,000	$ 130,962
5.03%, 10/01/2029	150,000	151,525
Targa Resources Corp.
4.20%, 02/01/2033	507,000	482,720
4.95%, 04/15/2052	836,000	714,911
6.13%, 03/15/2033	2,375,000	2,531,278
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,676,879
Western Midstream Operating LP
5.25%, 02/01/2050	215,000	185,377
Williams Cos., Inc.
5.60%, 03/15/2035	315,000	326,851
6.00%, 03/15/2055	85,000	87,537
		31,859,280
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	30,648
4.85%, 03/29/2029	197,000	200,443
		231,091
Real Estate — 0.2%
Bridge Housing Corp.
5.32%, 07/15/2035	1,910,000	1,920,653
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,585,809
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	242,161
		3,748,623
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	334,000	251,701
American Tower Corp.
1.88%, 10/15/2030	545,000	482,966
2.10%, 06/15/2030	300,000	271,085
3.70%, 10/15/2049	615,000	462,563
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,260,393
5.75%, 01/15/2035	1,501,000	1,534,884
6.50%, 01/15/2034	1,676,000	1,805,347
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	362,453
2.50%, 08/16/2031	215,000	191,508
5.75%, 02/15/2035	2,909,000	3,050,060
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	162,795
2.75%, 04/15/2031	624,000	565,998
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,781
DOC DR LLC
2.63%, 11/01/2031	265,000	236,332
Equinix, Inc.
2.15%, 07/15/2030	2,406,000	2,175,581
Essex Portfolio LP
2.65%, 03/15/2032	365,000	325,843
Extra Space Storage LP
4.00%, 06/15/2029	415,000	410,798
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	187,883
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	212,346

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Healthpeak OP LLC
2.13%, 12/01/2028	$ 679,000	$ 636,706
3.50%, 07/15/2029	356,000	345,192
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,160,389
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	262,195
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	248,775
Regency Centers LP
4.13%, 03/15/2028	400,000	400,328
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	1,105,077
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,966,208
UDR, Inc.
2.10%, 08/01/2032	310,000	264,903
3.00%, 08/15/2031	55,000	50,874
3.20%, 01/15/2030	370,000	354,082
Welltower OP LLC
6.50%, 03/15/2041	250,000	280,140
WP Carey, Inc.
2.40%, 02/01/2031	395,000	354,515
		25,450,701
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,576,329
AutoZone, Inc.
1.65%, 01/15/2031	340,000	295,898
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,871,004
McDonald's Corp.
4.70%, 12/09/2035	155,000	153,844
6.30%, 10/15/2037	102,000	113,286
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	3,042,872
		7,053,233
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	1,180,000	1,215,758
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	350,082
Broadcom, Inc.
3.14%, 11/15/2035*	2,538,000	2,199,711
3.19%, 11/15/2036*	710,000	605,946
4.80%, 02/15/2036	530,000	526,017
4.93%, 05/15/2037*	1,552,000	1,545,304
5.05%, 07/12/2029	930,000	957,633
Intel Corp.
3.05%, 08/12/2051	165,000	104,569
3.25%, 11/15/2049	165,000	109,941
3.73%, 12/08/2047	130,000	95,562
5.70%, 02/10/2053	200,000	192,280
KLA Corp.
3.30%, 03/01/2050	350,000	249,617
Marvell Technology, Inc.
2.95%, 04/15/2031	725,000	670,776
5.45%, 07/15/2035	636,000	652,160
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	$ 745,000	$ 565,659
		8,825,257
Software — 0.7%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	622,000	623,597
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,611,855
4.40%, 07/01/2049	175,000	140,229
5.25%, 08/11/2035	275,000	274,153
5.60%, 03/02/2033	1,191,000	1,225,684
Microsoft Corp.
3.04%, 03/17/2062	91,000	58,644
Oracle Corp.
3.60%, 04/01/2050	1,095,000	742,635
3.80%, 11/15/2037	200,000	169,196
3.85%, 07/15/2036	54,000	47,151
3.90%, 05/15/2035	46,000	41,095
4.30%, 07/08/2034	81,000	75,915
4.38%, 05/15/2055	200,000	150,746
4.80%, 09/26/2032	345,000	341,448
4.90%, 02/06/2033	510,000	506,600
5.20%, 09/26/2035	1,225,000	1,206,386
5.88%, 09/26/2045	380,000	365,881
5.95%, 09/26/2055	904,000	857,077
6.00%, 08/03/2055	550,000	526,084
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	257,142
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,617,470
Synopsys, Inc.
5.70%, 04/01/2055	450,000	454,617
VMware LLC
1.40%, 08/15/2026	859,000	841,281
		13,134,886
Telecommunications — 1.1%
AT&T, Inc.
2.25%, 02/01/2032	765,000	669,200
3.50%, 06/01/2041	304,000	240,527
3.55%, 09/15/2055	1,393,000	955,221
Corning, Inc.
3.90%, 11/15/2049	355,000	280,415
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	962,983
NTT Finance Corp.
5.17%, 07/16/2032*	630,000	647,351
5.50%, 07/16/2035*	4,529,000	4,721,024
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,920,145
4.55%, 03/15/2052	3,354,000	2,749,895
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,711,687
3.40%, 10/15/2052	720,000	490,705
4.38%, 04/15/2040	317,000	284,799
Verizon Communications, Inc.
2.65%, 11/20/2040	495,000	354,390
Vodafone Group PLC
5.63%, 02/10/2053	847,000	824,058
6.25%, 11/30/2032	300,000	324,995
		20,137,395

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	$ 193,000	$ 144,285
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	342,064
CSX Corp.
3.35%, 09/15/2049	85,000	61,134
4.75%, 11/15/2048	345,000	312,020
Union Pacific Corp.
4.10%, 09/15/2067	100,000	76,302
		935,805
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	471,643
Total Corporate Bonds & Notes (cost $586,891,501)		568,838,518
ASSET BACKED SECURITIES — 9.1%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2025-4, Class A 4.42%, 05/14/2029*	4,243,000	4,241,660
Series 2024-2, Class B 6.10%, 12/13/2027*	826,229	826,613
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	190,159	190,339
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	189,428	190,909
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,065,921
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	907,865
Carmax Select Receivables Trust
Series 2025-B, Class A2 4.19%, 03/15/2029	1,111,000	1,109,698
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,136,184
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	228,737	230,007
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	690,650	694,105
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	1,365,000	1,370,748
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C 5.39%, 01/16/2035*	1,800,000	1,816,127
Series 2023-3A, Class A 6.39%, 08/15/2033*	787,160	791,224
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,528,782
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,401,176	1,409,657
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	$ 1,362,215	$ 1,366,339
Enterprise Fleet Financing
Series 2025-4, Class A2 4.05%, 08/20/2028*	1,099,000	1,098,442
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	557,709	559,309
Series 2023-3, Class A2 6.40%, 03/20/2030*	624,485	632,828
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	1,761,416	1,761,534
Series 2025-1A, Class A2 4.70%, 09/15/2027	499,621	499,793
Series 2022-4A, Class D 5.98%, 12/15/2028	1,561,182	1,572,717
Series 2023-3A, Class C 6.21%, 06/15/2028	729,895	733,753
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	1,004,609	1,009,003
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	1,010,828	1,003,150
Series 2025-2A, Class A2 4.75%, 03/15/2028*	297,561	298,009
Series 2025-2A, Class D 5.59%, 01/15/2031*	2,100,000	2,120,625
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	764,450
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,995,180
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	191,585	192,741
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	1,077,793	1,081,442
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	1,376,000	1,380,451
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,215,625
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,993,461
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,494,957
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	1,223,000	1,229,731
Series 2025-AA, Class A2 4.63%, 07/20/2027*	1,680,728	1,685,103
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,172,368	793,428
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,321,606

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-4A, Class C 6.64%, 11/15/2028*	$ 1,013,000	$ 1,032,594
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,771,569
		49,117,679
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,703,603
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,589,460
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,855,961
		5,149,024
Other Asset Backed Securities — 6.1%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.10%, (SOFR30A+0.91%), 12/26/2044*	84,203	82,847
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	350,297	327,677
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	317,018	317,642
AMSR Trust
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,696,724
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.50%, (TSFR1M+1.46%), 11/15/2036*	2,558,065	2,562,488
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.58%, (TSFR1M+1.54%), 01/17/2030*	2,314,123	2,311,229
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.42%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,973,024
Series 2021-6A, Class CR 5.67%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,551,674
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	680,948	685,886
BG Beta I, Ltd.
6.28%, 07/16/2054	975,000	997,731
Black Diamond CLO, Ltd. FRS
Series 2021-1A, Class A2R 5.71%, (TSFR3M+1.85%), 11/22/2034*	3,583,333	3,585,365
Series 2019-2A, Class A2R 6.06%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,726,391
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	466,975	478,598
Series 2024-1A, Class B 6.92%, 05/15/2039*	77,829	80,020
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	768,870	757,943
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	$ 365,938	$ 348,081
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(5)	325,514	323,668
Columbia Cent CLO 30, Ltd. FRS
Series 2020-30A, Class B1R2 5.15%, (TSFR3M+1.55%), 01/20/2034*	1,978,941	1,979,169
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 5.73%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,406,264
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	81,421	81,186
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,819,433
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,238,424
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	599,765	598,446
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,552,663	1,568,766
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	580,442	596,301
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 5.72%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,506,105
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class CR2 5.78%, (TSFR3M+1.90%), 07/17/2034*	4,596,611	4,600,146
FirstKey Homes Trust
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,496,400
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	876,794
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	2,118,662
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,689,828
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,981,695
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(6)	2,160,000	2,186,406
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,064,530	1,131,678
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,173,729	1,198,227
8.11%, 08/25/2044	443,302	453,271
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	434,389	372,374
Series 2017-2A, Class A 3.26%, 10/15/2053*	311,995	281,088
Series 2017-1A, Class A 3.74%, 10/15/2052*	64,793	59,250

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	$ 969,747	$ 968,337
Grene Energy
11.00%, 01/20/2027(7)	53,681	44,410
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 5.85%, (TSFR3M+1.96%), 07/18/2031*	938,623	938,718
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	51,755	48,392
Series 2017-3A, Class A2 3.95%, 09/20/2048*	201,087	189,323
Series 2017-1A, Class A2 4.46%, 09/20/2047*	167,867	161,610
Identity Digital Capital LLC
6.79%, 03/20/2065	2,000,000	2,024,600
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	503,288	513,266
Series 2022-1, Class A2 7.80%, 11/10/2037	818,121	827,366
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,297,340	1,303,438
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.33%, (TSFR3M+1.45%), 07/20/2031*	2,063,550	2,055,374
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 6.88%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,906,432
MF1 LLC FRS
Series 2025-FL20, Class B 5.98%, (TSFR1M+1.95%), 02/18/2043*	2,621,351	2,622,150
MNR ABS Issuer I LLC
8.95%, 12/15/2038	659,286	676,409
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	211,585	203,157
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 5.59%, (TSFR3M+1.70%), 10/16/2035*	820,473	821,049
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 6.08%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,940,887
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	991,701	976,811
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	419,721	418,739
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	1,585,000	1,520,438
Series 2022-3A, Class A 5.94%, 05/15/2034*	632,923	636,396
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	269,034	263,701
Series 2025-D, Class B 5.31%, 02/08/2033*	2,060,000	2,054,694
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	$ 847,431	$ 836,415
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class B 5.81%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	1,979,800
Series 2025-2A, Class B 5.99%, (TSFR3M+1.70%), 07/15/2033*	4,500,000	4,498,308
PFP, Ltd. FRS
Series 2025-12, Class B 6.07%, (TSFR1M+2.04%), 12/18/2042*	1,328,500	1,333,038
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(6)	1,648,727	1,648,757
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(6)	1,267,250	1,216,699
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,764,921
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,970,584
Series 2025-SFR5, Class D 4.00%, 10/17/2042*	735,000	695,250
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,476,966
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,604,437
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,040,000	1,047,087
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	89,276	83,541
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.43%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,889,355
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	788,614	802,599
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,587,533
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	249,453	252,498
Series 2024-1A, Class A2 5.70%, 05/20/2054*	521,144	533,522
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,643,472
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class AS 5.47%, (TSFR1M+1.70%), 06/18/2043*	1,491,550	1,492,485
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 5.75%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,258,652
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,901,902
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(5)	253,012	252,921

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT CI LLC
Series 2021-NP10, Class A1 5.99%, 05/25/2051*(5)	$ 36,711	$ 36,693
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(5)	114,779	114,753
VOLT XCVII LLC
Series 2021-NPL6, Class A1 6.24%, 04/25/2051*(5)	8,510	8,508
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.62%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,058,777
Series 2012-4A, Class BR3 6.12%, (TSFR3M+2.21%), 10/15/2030*	446,999	447,351
Series 2012-4A, Class C1R3 7.47%, (TSFR3M+3.56%), 10/15/2030*	631,645	632,528
		113,231,950
Total Asset Backed Securities (cost $168,263,917)		167,498,653
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
Commercial and Residential — 8.0%
ACREC LLC FRS
Series 2025-FL3, Class AS 5.67%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,221,775
ACREC, Ltd. FRS
Series 2021-FL1, Class C 6.30%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,388,218
Series 2021-FL1, Class D 6.80%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,668,059
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	955,000	957,500
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(5)	1,436,826	1,434,331
Series 2024-10, Class A1 5.35%, 10/25/2069*(5)	2,547,064	2,558,088
Series 2024-12, Class A1 5.65%, 10/25/2069*(5)	2,305,960	2,322,631
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(6)	843,841	843,343
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class C 6.45%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,851,211
Series 2022-FL1, Class D 7.23%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,067,217
ARDN Mtg. Trust FRS
Series 2025-ARCP, Class B 6.03%, (TSFR1M+2.00%), 06/15/2035*	3,177,000	3,182,957
AREIT Trust FRS
Series 2022-CRE6, Class B 6.03%, (SOFR30A+1.85%), 01/20/2037*	614,000	610,930
Series 2022-CRE6, Class C 6.33%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,248,200
Series 2022-CRE6, Class D 7.03%, (SOFR30A+2.85%), 01/20/2037*	537,000	524,917
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,717,050
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(6)	$ 1,486,048	$ 1,596,398
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	2,060,760	2,127,075
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,252,152
BDS LLC FRS
Series 2024-FL13, Class A 5.61%, (TSFR1M+1.58%), 09/19/2039*	712,500	715,939
Series 2025-FL14, Class B 5.69%, (TSFR1M+1.69%), 10/17/2042*	1,425,617	1,425,870
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.73%, 08/25/2033(6)	55,563	52,005
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	1,439,865	1,481,998
BMD2 Re-Remic Trust VRS
Series 2019-FRR1, Class 5A1 3.42%, 05/25/2052*(6)	1,843,000	1,734,705
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class B 5.58%, (TSFR1M+1.55%), 08/15/2042*	927,620	927,620
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.45%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,258,232
Series 2021-FL4, Class B 5.70%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,888,092
Series 2020-FL2, Class B 5.80%, (TSFR1M+1.76%), 02/15/2038*	875,000	863,117
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,986,309
CIP Commercial Mtg. Trust FRS
Series 2025-SBAY, Class A 5.50%, (TSFR1M+1.40%), 10/15/2037*	1,104,000	1,105,035
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	824,561
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(5)	1,635,830	1,635,906
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	5,024,386
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,754,949
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class C 5.14%, 11/10/2042*(6)	450,000	448,016
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	107,430	105,838
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	968,149
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(5)	3,125,301	3,146,721

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 4.89%, (TSFR1M+0.85%), 07/19/2044	$ 313,881	$ 304,680
ELM Trust VRS
Series 2024-ELM, Class C10 6.19%, 06/10/2039*(6)	433,675	437,388
Series 2024-ELM, Class C15 6.19%, 06/10/2039*(6)	591,167	596,210
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(6)	1,833,227	1,845,945
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.61%, (TSFR1M+0.61%), 09/25/2035	1,953	1,955
ILPT Commercial Mtg. Trust VRS
Series 2025-LPF2, Class A 5.29%, 07/13/2042*(6)	2,218,000	2,261,786
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.41%, 03/25/2035(6)	36,710	35,132
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.03%, 10/25/2033(6)	72,629	69,552
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 6.10%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,119,746
LoanCore Issuer LLC FRS
Series 2025-CRE8, Class AS 5.63%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,348,592
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 5.90%, (TSFR1M+1.86%), 07/15/2036*	3,024,656	3,025,164
Series 2021-CRE5, Class B 6.15%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,112,202
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 4.75%, (TSFR1M+0.75%), 10/25/2028	33,665	33,045
Series 2003-G, Class A2 5.38%, (TSFR6M+1.11%), 01/25/2029	112,423	110,807
MF1 LLC FRS
Series 2025-FL19, Class A 5.52%, (TSFR1M+1.49%), 05/18/2042*	2,337,221	2,343,729
Series 2025-FL17, Class AS 5.60%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,212,616
Series 2025-FL17, Class B 5.82%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,398,450
Series 2024-FL16, Class AS 5.97%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,546,982
Series 2024-FL14, Class AS 6.27%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,095,431
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 5.85%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,348,840
MF1, Ltd. FRS
Series 2024-FL15, Class AS 6.07%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,326,070
Series 2022-FL8, Class C 6.20%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,320,338
Series 2020-FL4, Class AS 6.25%, (TSFR1M+2.21%), 12/15/2035*	1,334,500	1,336,720
Series 2022-FL8, Class D 6.65%, (TSFR1M+2.65%), 02/19/2037*	767,466	765,868
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM4, Class A1 5.59%, 06/25/2070*(5)	$ 1,623,484	$ 1,634,972
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(5)	1,259,720	1,270,304
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,680,000
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	901,816
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(6)	1,808,281	1,957,523
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	1,200,000	1,207,011
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(5)	1,585,000	1,594,868
New Residential Mtg. Loan Trust VRS
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(6)	4,375,882	4,399,874
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(5)	922,025	925,076
Series 2025-NQM14, Class A1 5.16%, 07/25/2065*(5)	910,287	916,083
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(5)	962,872	966,714
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(5)	1,317,224	1,334,509
OBX Trust VRS
Series 2025-NQM16, Class A1 4.91%, 08/25/2065*(6)	1,298,064	1,295,814
Series 2025-NQM18, Class A1 5.06%, 09/25/2065*(6)	910,539	910,328
PFP, Ltd. FRS
Series 2024-11, Class A 5.92%, (TSFR1M+1.83%), 09/17/2039*	2,463,594	2,468,890
PRM7 Trust VRS
Series 2025-PRM7, Class C 5.11%, 11/10/2042*(6)	550,000	542,255
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(5)	390,702	386,119
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 6.31%, (TSFR1M+2.31%), 11/25/2036*	720,000	717,109
Series 2021-FL7, Class D 7.06%, (TSFR1M+3.06%), 11/25/2036*	845,000	844,278
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	667,106
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 4.83%, (TSFR1M+0.79%), 10/20/2034	210,103	194,568
Series 2003-1, Class 1A 4.91%, (TSFR1M+0.87%), 04/20/2033	173,457	163,891
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,793,107
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.18%, (SOFR30A+1.95%), 11/15/2038*	759,000	751,410

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-FL2, Class C 6.25%, (TSFR1M+2.21%), 04/18/2038*	$ 1,072,500	$ 1,069,765
Series 2022-FL3, Class C 6.43%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,421,640
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.65%, (TSFR1M+0.61%), 07/19/2035	91,624	90,688
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.23%, 12/25/2044(6)	30,466	29,919
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	1,400,000	1,407,717
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,479,152	2,247,624
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,693,420
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(5)	660,972	664,965
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(6)	543,486	543,630
Series 2024-8, Class A1 5.36%, 10/25/2069*(6)	567,507	569,718
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.57%, (TSFR1M+0.57%), 04/25/2045	12,279	12,021
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,090,226
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,877,003
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,136,547
		148,295,256
U.S. Government Agency — 3.5%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.57%, 11/25/2049*(6)	690,000	682,461
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(6)	2,000,000	1,908,332
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,062,337
Series K065, Class A2 3.24%, 04/25/2027	776,000	767,854
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.08%, 07/25/2029(6)(8)	1,865,819	63,270
Series K098, Class X1 1.14%, 08/25/2029(6)(8)	3,245,504	118,834
Series K110, Class XAM 1.84%, 04/25/2030(6)(8)	914,237	66,175
Series W5FX, Class AFX 3.21%, 04/25/2028(6)	719,000	707,912
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K070, Class A2 3.30%, 11/25/2027(6)	$ 681,000	$ 673,048
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,836,004
Series K077, Class AM 3.85%, 05/25/2028(6)	2,745,000	2,737,848
Series K081, Class A2 3.90%, 08/25/2028(6)	1,255,000	1,253,998
Series K-160, Class A2 4.50%, 08/25/2033(6)	2,000,000	2,026,631
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	198,913	167,890
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	202,672	183,675
Series 4371, Class GZ 2.00%, 05/15/2042	1,286,049	1,161,315
Series 5190, Class EC 2.00%, 12/25/2051	1,577,496	1,411,972
Series 4474, Class HJ 3.00%, 07/15/2039	50,438	48,498
Series 4623, Class WI 4.00%, 08/15/2044(8)	22,026	1,872
Series 4471, Class PI 4.50%, 12/15/2040(8)	8,871	823
Series 2691, Class ZU 5.50%, 09/15/2033	663,838	683,651
Series 3845, Class AI 5.50%, 02/15/2036(8)	23,791	3,665
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.85%, (SOFR30A+0.61%), 07/15/2042	95,786	94,938
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	184,702	163,757
Series 2023-1, Class MT 3.00%, 10/25/2062	1,733,706	1,461,416
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,142,602	1,873,746
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,812,251	1,692,646
Series 2019-1, Class MT 3.50%, 07/25/2058	1,020,205	916,452
Series 2019-2, Class MA 3.50%, 08/26/2058	1,800,827	1,742,476
Series 2019-3, Class MB 3.50%, 10/25/2058	790,000	670,599
Series 2019-3, Class MV 3.50%, 10/25/2058	173,852	165,633
Series 2024-2, Class MT 3.50%, 05/25/2064	2,062,420	1,811,435
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,330,036	1,263,710
Series 2019-4, Class M55D 4.00%, 02/25/2059	710,795	669,365
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,176,980	2,047,171
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	348,361	321,571
3.00%, 01/15/2044	135,461	124,708
3.50%, 07/15/2042	724,864	687,805

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,507,622	$ 1,479,915
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	291,483	258,338
Series 2020-M50, Class A2 1.20%, 10/25/2030	316,443	302,993
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	243,473	228,845
Series 2016-19, Class AD 2.00%, 04/25/2046	75,286	70,283
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	82,240	5,666
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	17,455	976
Series 2016-38, Class NA 3.00%, 01/25/2046	214,371	201,857
Series 2010-43, Class AH 3.25%, 05/25/2040	36,716	35,156
Series 2014-10, Class KM 3.50%, 09/25/2043	76,463	74,911
Series 2014-35, Class CA 3.50%, 06/25/2044	46,975	46,180
Series 2019-7, Class CA 3.50%, 11/25/2057	594,917	577,736
Series 2010-113, Class GB 4.00%, 10/25/2040	49,793	49,347
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	139,438	25,622
Series 2010-47, Class MB 5.00%, 09/25/2039	491,578	505,338
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,171,654	1,224,172
Series 2002-56, Class ZQ 6.00%, 09/25/2032	103,644	107,076
Series 2005-109, Class GE 6.00%, 12/25/2035	1,156,863	1,183,004
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(6)	2,400,000	2,074,987
Series 2020-M50, Class X1 1.82%, 10/25/2030(6)(8)	5,038,896	183,295
Series 2021-M3, Class X1 1.89%, 11/25/2033(6)(8)	4,221,257	265,978
Series 2020-M38, Class X2 1.97%, 11/25/2028(6)(8)	1,963,309	78,201
Series 2022-M1S, Class A2 2.08%, 04/25/2032(6)	2,470,000	2,174,347
Series 2017-M3, Class A2 2.47%, 12/25/2026(6)	209,311	205,599
Series 2017-M5, Class A2 3.05%, 04/25/2029(6)	472,455	458,881
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	766,042	754,912
Series 2017-M12, Class A2 3.06%, 06/25/2027(6)	665,284	654,728
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	573,833	563,506
Series 2018-M3, Class A2 3.07%, 02/25/2030(6)	347,881	335,263
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	$ 719,033	$ 710,873
Series 2018-M10, Class A2 3.35%, 07/25/2028(6)	1,463,393	1,445,119
Series 2022-M2S, Class A2 3.76%, 08/25/2032(6)	1,650,000	1,594,236
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	62,609	54,178
Series 2021-77, Class PA 1.00%, 08/20/2050	993,545	772,086
Series 2011-123, Class MA 4.00%, 07/20/2041	73,700	72,460
Series 2012-12, Class KN 4.50%, 09/20/2041	47,600	47,905
Series 2005-55, Class Z 4.75%, 07/20/2035	959,251	954,634
Series 2009-92, Class ZC 5.00%, 10/20/2039	449,567	470,123
Series 2010-105, Class B 5.00%, 08/20/2040	435,036	446,850
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.83%, (TSFR1M+0.55%), 06/20/2065	113,418	113,331
Series 2015-H16, Class FG 4.83%, (TSFR1M+0.55%), 07/20/2065	319,399	319,202
Series 2015-H16, Class FL 4.83%, (TSFR1M+0.55%), 07/20/2065	441,459	441,171
Series 2011-H06, Class FA 4.84%, (TSFR1M+0.56%), 02/20/2061	155,369	155,275
Series 2015-H05, Class FC 4.87%, (TSFR1M+0.59%), 02/20/2065	771,979	771,817
Series 2015-H06, Class FA 4.87%, (TSFR1M+0.59%), 02/20/2065	458,431	458,330
Series 2015-H08, Class FC 4.87%, (TSFR1M+0.59%), 03/20/2065	967,956	967,750
Series 2015-H12, Class FA 4.87%, (TSFR1M+0.59%), 05/20/2065	327,111	327,029
Series 2013-H18, Class EA 4.89%, (TSFR1M+0.61%), 07/20/2063	23,853	23,847
Series 2015-H23, Class FB 4.91%, (TSFR1M+0.63%), 09/20/2065	227,802	227,856
Series 2015-H26, Class FG 4.91%, (TSFR1M+0.63%), 10/20/2065	181,470	181,513
Series 2015-H07, Class ES 4.94%, (TSFR1M+0.58%), 02/20/2065	239,408	239,312
Series 2012-H08, Class FB 4.99%, (TSFR1M+0.71%), 03/20/2062	89,047	89,167
Series 2014-H09, Class TA 4.99%, (TSFR1M+0.71%), 04/20/2064	45,052	45,134
Series 2015-H29, Class FL 4.99%, (TSFR1M+0.71%), 11/20/2065	532,046	532,667
Series 2015-H30, Class FE 4.99%, (TSFR1M+0.71%), 11/20/2065	740,723	741,564
Series 2015-H32, Class FH 5.05%, (TSFR1M+0.77%), 12/20/2065	166,511	166,841
Series 2016-H26, Class FC 5.39%, (TSFR1M+1.11%), 12/20/2066	134,667	135,498
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.21%, 10/20/2040(6)	451,085	462,638
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	14,484	14,995

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU 3.25%, 06/25/2065	$ 1,284,312	$ 1,100,488
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1 3.00%, 05/25/2035	2,115,036	1,960,342
		64,446,836
Total Collateralized Mortgage Obligations (cost $217,379,082)		212,742,092
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.9%
U.S. Government — 27.0%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	331,250
1.38%, 11/15/2040(10)	17,380,000	11,449,754
1.38%, 08/15/2050	9,185,000	4,681,121
1.63%, 11/15/2050	2,825,000	1,535,873
1.75%, 08/15/2041	6,050,000	4,142,359
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,678,334
2.00%, 08/15/2051	2,400,000	1,422,750
2.25%, 05/15/2041 to 02/15/2052	12,220,000	8,053,365
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,304,416
2.75%, 08/15/2042	4,100,000	3,216,578
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,330,247
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,607,132
3.13%, 02/15/2043	4,020,000	3,308,177
3.38%, 05/15/2044	3,500,000	2,949,160
3.50%, 02/15/2039	351,200	323,186
3.63%, 08/15/2043 to 02/15/2053	13,698,000	11,674,838
3.75%, 11/15/2043	9,944,000	8,882,789
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,390,752
4.25%, 11/15/2040 to 08/15/2054	25,608,000	23,892,186
4.38%, 02/15/2038 to 08/15/2043	20,860,000	20,304,769
4.50%, 02/15/2044 to 11/15/2054	27,760,000	27,359,196
4.63%, 11/15/2044	2,785,000	2,781,628
4.75%, 11/15/2043 to 05/15/2055	8,975,000	9,129,757
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,809,183	1,830,716
2.50%, 01/15/2029(11)	5,748,642	5,977,213
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	56,343,724	41,609,608
United States Treasury Notes
0.63%, 08/15/2030	620,000	536,905
1.25%, 08/15/2031	490,000	425,783
1.50%, 02/15/2030	660,000	603,874
1.63%, 05/15/2031	18,145,000	16,222,055
1.88%, 02/28/2029	3,105,000	2,936,044
2.75%, 05/31/2029	400,000	388,141
2.88%, 04/30/2029 to 05/15/2032	36,385,000	34,743,261
3.13%, 08/31/2029	2,235,000	2,192,745
3.25%, 06/30/2029	7,000,000	6,905,664
3.75%, 04/15/2028 to 05/31/2030	27,600,000	27,686,671
4.00%, 03/31/2030 to 02/15/2034	34,131,300	34,299,896
4.13%, 07/31/2028	38,100,000	38,616,434
4.25%, 06/30/2029 to 11/15/2034	86,965,000	88,587,672
4.50%, 11/15/2033	11,525,000	11,948,184
4.88%, 10/31/2030	210,000	220,984
		500,481,467
U.S. Government Agency — 18.9%
Federal Home Loan Mtg. Corp.
2.00%, 02/01/2042 to 03/01/2052	17,145,122	14,038,582
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.50%, 08/01/2036 to 07/01/2053	$10,966,767	$ 9,396,411
3.00%, 10/01/2037 to 10/01/2053	18,265,651	16,368,557
3.50%, 11/01/2037 to 09/01/2052	5,056,042	4,745,604
3.75%, 08/01/2032	2,200,000	2,120,859
4.00%, 08/01/2037 to 03/01/2055	2,806,456	2,707,758
4.50%, 07/01/2040 to 11/01/2052	2,949,031	2,924,213
5.00%, 11/01/2035 to 02/01/2055	4,507,814	4,496,971
5.50%, 06/01/2026 to 09/01/2053	3,456,175	3,504,680
6.00%, 03/01/2054	323,979	331,693
6.50%, 07/01/2054 to 09/01/2054	830,193	868,870
Federal National Mtg. Assoc.
1.50%, 02/01/2042	62,653	53,063
1.93%, 11/01/2031	2,600,000	2,281,277
2.00%, 01/01/2032 to 03/01/2052	17,638,144	14,941,372
2.42%, 10/01/2029	1,827,588	1,715,346
2.50%, 11/01/2031 to 03/01/2062	46,138,401	39,526,082
2.83%, 05/01/2027	2,340,144	2,299,811
2.92%, 02/01/2030 to 05/01/2030	3,416,735	3,264,529
2.94%, 05/01/2030	1,608,346	1,537,622
2.97%, 06/01/2030	1,716,618	1,643,385
3.00%, 11/01/2028 to 06/01/2062	29,455,440	26,273,719
3.03%, 04/01/2030	2,000,000	1,921,798
3.12%, 06/01/2035	1,989,518	1,802,292
3.16%, 02/01/2032	2,540,835	2,402,660
3.50%, 04/01/2038 to 06/01/2062	13,730,921	12,687,022
3.54%, 06/01/2032	2,723,000	2,599,444
3.76%, 12/01/2035	1,664,603	1,590,189
3.77%, 12/01/2025	676,669	674,650
3.81%, 12/01/2028	920,000	915,799
3.89%, 09/01/2032	2,314,000	2,248,435
3.90%, 02/01/2033	2,150,000	2,088,118
3.92%, 09/01/2032	2,000,000	1,956,011
3.95%, 01/01/2027	115,534	115,438
4.00%, 01/01/2035 to 02/01/2055	6,968,740	6,821,229
4.17%, 05/01/2033	1,500,000	1,482,342
4.22%, 10/01/2032	1,664,000	1,651,929
4.31%, 06/01/2030	2,000,000	2,021,845
4.33%, 01/01/2033	2,000,000	1,996,031
4.50%, 03/01/2034 to 09/01/2052	4,895,317	4,887,244
4.52%, 10/01/2033	800,000	806,138
4.55%, 09/01/2033	1,975,242	1,996,741
4.59%, 04/01/2033	2,083,000	2,101,010
4.74%, 02/01/2033	1,915,000	1,947,887
4.85%, 12/01/2032	1,262,859	1,298,616
5.00%, 03/01/2034 to 01/01/2054	8,124,368	8,151,466
5.08%, 02/01/2030	1,591,208	1,645,833
5.29%, 12/01/2032	1,484,747	1,551,703
5.50%, 11/01/2025 to 05/01/2058	2,387,531	2,452,981
5.54%, 03/01/2038	595,790	618,798
6.00%, 02/01/2033 to 04/01/2055	5,616,632	5,752,385
6.50%, 02/01/2053 to 04/01/2054	540,380	562,879
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(6)	5,392,488	4,528,370
1.75%, 03/01/2032(6)	3,084,552	2,692,770
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,512,449	5,418,724
2.50%, 08/20/2051 to 04/20/2052	16,628,904	14,401,071
3.00%, 11/20/2044 to 09/20/2055	18,222,388	16,428,745
3.50%, 10/20/2033 to 10/20/2055	9,424,544	8,684,339
4.00%, 12/20/2042 to 10/20/2052	9,431,011	9,003,105
4.25%, 01/20/2045 to 06/20/2045	2,582,240	2,505,245
4.50%, 04/15/2039 to 01/20/2053	9,455,743	9,330,585
5.00%, 05/20/2052 to 06/20/2063	8,290,313	8,260,874

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, 12/15/2036 to 04/20/2055	$ 6,121,867	$ 6,193,274
6.00%, 12/15/2032	3,317	3,341
Government National Mtg. Assoc. FRS
5.75%, (1 Yr USTYCR+1.65%), 04/20/2072	1,978,009	2,066,044
5.75%, (1 Yr USTYCR+1.64%), 05/20/2072	1,826,042	1,908,709
5.78%, (1 Yr USTYCR+1.70%), 03/20/2072	1,846,842	1,931,849
5.83%, (1 Yr USTYCR+1.78%), 09/20/2071	1,937,190	2,029,181
5.90%, (1 Yr USTYCR+1.83%), 08/20/2071	1,897,676	1,989,852
5.93%, (1 Yr USTYCR+1.82%), 07/20/2072	1,825,204	1,923,784
5.94%, (1 Yr USTYCR+1.81%), 04/20/2072	1,831,786	1,925,949
6.08%, (1 Yr USTYCR+1.97%), 03/20/2072	1,691,623	1,782,492
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	851,071
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	272,770	252,812
Series 2012-20H, Class 1 2.37%, 08/01/2032	126,371	119,363
Series 2013-20F, Class 1 2.45%, 06/01/2033	356,677	337,056
Series 2013-20G, Class 1 3.15%, 07/01/2033	461,386	445,538
Series 2013-20H, Class 1 3.16%, 08/01/2033	485,741	467,235
Series 2013-20I, Class 1 3.62%, 09/01/2033	183,237	179,444
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	339,690
4.63%, 09/15/2060	240,000	220,161
Uniform Mtg. Backed Securities
2.00%, December 30 TBA	2,350,000	1,905,532
2.50%, November 30 TBA	825,000	700,315
2.50%, December 30 TBA	825,000	700,379
3.50%, December 30 TBA	1,975,000	1,819,287
5.00%, November 30 TBA	225,000	223,850
5.50%, November 30 TBA	2,525,000	2,550,999
6.00%, November 30 TBA	1,900,000	1,942,858
		349,853,210
Total U.S. Government & Agency Obligations (cost $891,571,879)		850,334,677
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*	1,700,000	1,727,030
Republic of Chile
2.55%, 01/27/2032	256,000	228,933
Republic of Peru
5.63%, 11/18/2050	54,000	53,544
Republic of Poland
5.50%, 03/18/2054	368,000	362,749
United Mexican States
2.66%, 05/24/2031	541,000	483,546
3.77%, 05/24/2061	398,000	256,292
4.40%, 02/12/2052	400,000	302,380
4.60%, 02/10/2048	400,000	319,700
4.75%, 03/08/2044	1,080,000	909,630
5.38%, 03/22/2033	1,744,000	1,742,605
5.85%, 07/02/2032	771,000	796,828
6.00%, 05/13/2030	347,000	365,148
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
6.34%, 05/04/2053	$ 210,000	$ 208,373
6.88%, 05/13/2037	513,000	555,707
Total Foreign Government Obligations (cost $8,836,515)		8,312,465
MUNICIPAL SECURITIES — 0.7%
Berks County Municipal Authority Revenue Bonds
7.00%, 06/30/2039	2,206,000	1,769,338
8.00%, 06/30/2044(5)	1,160,000	670,841
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	542,691
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,457,290
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,564,823
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	484,712
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,314,032
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	422,762
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	457,158
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	95,000	94,980
5.14%, 12/01/2036	3,955,000	3,697,894
Total Municipal Securities (cost $14,531,976)		13,476,521
Total Long-Term Investment Securities (cost $1,887,474,870)		1,821,202,926
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 1.1%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025	20,018,000	20,011,561
Unaffiliated Investment Companies — 0.5%
State Street Institutional US Government Money Market Fund, Trust Class 3.96%(12)	9,558,035	9,558,034
Total Short-Term Investments (cost $29,571,875)		29,569,595

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 10/31/2025, to be repurchased 11/03/2025 in the amount of $2,375,451 and collateralized by $2,408,100 of United States Treasury Notes, bearing interest at 3.88% due 03/31/2027 and having an approximate value of $2,422,914
(cost $2,375,222)	$ 2,375,221	$ 2,375,222
TOTAL INVESTMENTS (cost $1,919,421,967)	100.1%	1,853,147,743
Other assets less liabilities	(0.1)	(1,186,613)
NET ASSETS	100.0%	$1,851,961,130
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $437,346,752 representing 23.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/04	$223,383	$31,608	$55,846	$25.00	0.0%
(4)	Security in default of interest.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2025.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of October 31, 2025.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
360	Long	U.S. Treasury 5 Year Notes	December 2025	$39,273,152	$39,315,938	$ 42,786
100	Long	U.S. Treasury Long Bonds	December 2025	11,430,844	11,731,250	300,406
282	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	32,066,925	32,566,593	499,668
335	Long	U.S. Treasury Ultra Bonds	December 2025	38,941,200	40,629,219	1,688,019
29	Short	U.S. Treasury 10 Year Notes	December 2025	3,282,391	3,267,485	14,906
						$2,545,785

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
424	Long	U.S. Treasury 2 Year Notes	December 2025	$88,321,886	$88,294,688	$ (27,198)
119	Short	U.S. Treasury Long Bonds	December 2025	13,567,305	13,960,187	(392,882)
133	Short	U.S. Treasury Ultra Bonds	December 2025	15,839,689	16,130,406	(290,717)
						$(710,797)
		Net Unrealized Appreciation (Depreciation)				$1,834,988
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$55,846	$55,846
Other Industries	—	568,782,672	—	568,782,672
Asset Backed Securities	—	167,498,653	—	167,498,653
Collateralized Mortgage Obligations	—	212,742,092	—	212,742,092
U.S. Government & Agency Obligations	—	850,334,677	—	850,334,677
Foreign Government Obligations	—	8,312,465	—	8,312,465
Municipal Securities	—	13,476,521	—	13,476,521
Short-Term Investments:
U.S. Government Agency	—	20,011,561	—	20,011,561
Other Short-Term Investments	9,558,034	—	—	9,558,034
Repurchase Agreements	—	2,375,222	—	2,375,222
Total Investments at Value	$9,558,034	$1,843,533,863	$55,846	$1,853,147,743
Other Financial Instruments:†
Futures Contracts	$2,545,785	$—	$—	$2,545,785
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$710,797	$—	$—	$710,797
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.4%
Trade Desk, Inc., Class A†	58,637	$ 2,948,268
Aerospace/Defense — 6.0%
FTAI Aviation, Ltd.	38,814	6,710,941
HEICO Corp., Class A	38,381	9,508,125
Howmet Aerospace, Inc.	89,286	18,388,452
Rocket Lab Corp.†	121,445	7,648,606
		42,256,124
Apparel — 1.1%
Levi Strauss & Co., Class A	123,794	2,510,542
On Holding AG, Class A†	150,706	5,598,728
		8,109,270
Biotechnology — 6.6%
Alnylam Pharmaceuticals, Inc.†	38,238	17,438,058
Arcellx, Inc.†	16,210	1,462,952
Disc Medicine, Inc.†	21,697	1,870,715
Insmed, Inc.†	87,803	16,647,449
Nuvalent, Inc., Class A†	30,585	3,037,702
Revolution Medicines, Inc.†	26,215	1,542,491
Ultragenyx Pharmaceutical, Inc.†	89,259	3,088,361
Viking Therapeutics, Inc.†	37,583	1,431,161
		46,518,889
Building Materials — 2.1%
Carlisle Cos., Inc.	10,262	3,335,663
Eagle Materials, Inc.	18,243	3,873,354
James Hardie Industries PLC†	155,195	3,248,231
Trane Technologies PLC	10,143	4,550,657
		15,007,905
Commercial Services — 3.1%
Affirm Holdings, Inc.†	36,931	2,654,600
Bright Horizons Family Solutions, Inc.†	28,584	3,122,231
Quanta Services, Inc.	35,276	15,843,510
		21,620,341
Computers — 2.0%
CyberArk Software, Ltd.†	10,411	5,421,841
Gartner, Inc.†	9,888	2,455,586
Okta, Inc.†	40,365	3,694,608
Rubrik, Inc., Class A†	29,905	2,250,949
		13,822,984
Distribution/Wholesale — 0.5%
Copart, Inc.†	75,639	3,253,233
Diversified Financial Services — 6.1%
Ares Management Corp., Class A	67,292	10,006,993
Coinbase Global, Inc., Class A†	15,283	5,253,990
Interactive Brokers Group, Inc., Class A	61,349	4,316,516
LPL Financial Holdings, Inc.	16,891	6,373,143
Raymond James Financial, Inc.	29,619	4,699,647
Rocket Cos., Inc., Class A	277,999	4,631,463
TPG, Inc.	47,352	2,606,254
Tradeweb Markets, Inc., Class A	49,094	5,174,017
		43,062,023
Electric — 2.6%
Vistra Corp.	99,634	18,761,082
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	21,588	4,363,151
Security Description	Shares or Principal Amount	Value

Electronics — 0.9%
Garmin, Ltd.	14,701	$ 3,145,132
Mettler-Toledo International, Inc.†	2,191	3,103,091
		6,248,223
Engineering & Construction — 2.0%
Comfort Systems USA, Inc.	14,422	13,925,595
Entertainment — 2.2%
Flutter Entertainment PLC†	56,006	13,026,436
Live Nation Entertainment, Inc.†	18,064	2,701,110
		15,727,546
Food — 0.8%
Performance Food Group Co.†	59,264	5,733,199
Healthcare-Products — 3.6%
Agilent Technologies, Inc.	28,633	4,190,726
IDEXX Laboratories, Inc.†	8,395	5,284,736
iRhythm Technologies, Inc.†	12,637	2,366,910
Natera, Inc.†	47,521	9,453,353
Penumbra, Inc.†	19,586	4,453,269
		25,748,994
Healthcare-Services — 0.7%
IQVIA Holdings, Inc.†	21,692	4,695,450
Home Builders — 0.5%
Thor Industries, Inc.	33,162	3,460,455
Home Furnishings — 1.0%
Somnigroup International, Inc.	87,599	6,950,105
Insurance — 0.6%
Arthur J. Gallagher & Co.	16,564	4,132,552
Internet — 5.3%
AppLovin Corp., Class A†	5,864	3,737,303
Coupang, Inc.†	200,855	6,421,334
DoorDash, Inc., Class A†	19,564	4,976,495
Reddit, Inc., Class A†	51,396	10,739,194
Robinhood Markets, Inc., Class A†	80,370	11,796,709
		37,671,035
Leisure Time — 3.5%
Planet Fitness, Inc., Class A†	53,720	4,871,867
Royal Caribbean Cruises, Ltd.	70,666	20,269,129
		25,140,996
Lodging — 2.6%
Hilton Worldwide Holdings, Inc.	73,021	18,763,476
Machinery-Construction & Mining — 2.7%
BWX Technologies, Inc.	18,578	3,968,446
Vertiv Holdings Co., Class A	79,081	15,251,562
		19,220,008
Machinery-Diversified — 0.9%
Esab Corp.	30,122	3,518,852
Ingersoll Rand, Inc.	35,938	2,743,148
		6,262,000
Miscellaneous Manufacturing — 3.3%
Axon Enterprise, Inc.†	15,641	11,452,809
ITT, Inc.	37,546	6,948,638
Teledyne Technologies, Inc.†	8,890	4,683,430
		23,084,877

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.5%
EOG Resources, Inc.	34,719	$ 3,674,659
Oil & Gas Services — 0.5%
TechnipFMC PLC	84,734	3,503,751
Pharmaceuticals — 5.2%
Alkermes PLC†	92,620	2,843,434
Cencora, Inc.	40,417	13,653,267
Corcept Therapeutics, Inc.†	20,574	1,511,572
Dexcom, Inc.†	101,021	5,881,443
Neurocrine Biosciences, Inc.†	60,345	8,642,007
Rhythm Pharmaceuticals, Inc.†	20,109	2,287,600
uniQure NV†	31,667	2,143,539
		36,962,862
Pipelines — 1.9%
Cheniere Energy, Inc.	30,687	6,505,644
Williams Cos., Inc.	124,563	7,208,461
		13,714,105
Real Estate — 1.1%
CBRE Group, Inc., Class A†	52,889	8,061,870
REITS — 0.5%
Crown Castle, Inc.	35,915	3,240,251
Retail — 6.1%
AutoZone, Inc.†	1,380	5,070,713
Burlington Stores, Inc.†	29,233	7,997,857
Carvana Co.†	39,416	12,082,581
Casey's General Stores, Inc.	11,841	6,076,683
Chipotle Mexican Grill, Inc.†	66,971	2,122,311
Ulta Beauty, Inc.†	15,268	7,937,528
Wingstop, Inc.	9,461	2,049,536
		43,337,209
Semiconductors — 2.9%
Astera Labs, Inc.†	10,645	1,987,209
Monolithic Power Systems, Inc.	7,652	7,690,260
ON Semiconductor Corp.†	21,931	1,098,304
Rambus, Inc.†	34,188	3,515,894
Teradyne, Inc.	34,462	6,263,813
		20,555,480
Security Description	Shares or Principal Amount	Value

Software — 16.9%
Atlassian Corp., Class A†	11,666	$ 1,976,454
Broadridge Financial Solutions, Inc.	20,479	4,513,572
Cloudflare, Inc., Class A†	68,364	17,316,601
CoreWeave, Inc.†	20,366	2,723,138
Datadog, Inc., Class A†	59,883	9,749,551
Figma, Inc., Class A†	25,869	1,289,311
HubSpot, Inc.†	17,233	8,477,257
Monday.com, Ltd.†	15,119	3,103,024
MongoDB, Inc.†	19,312	6,948,844
MSCI, Inc.	12,366	7,278,009
Nutanix, Inc., Class A†	68,118	4,852,726
ROBLOX Corp., Class A†	128,923	14,661,124
Snowflake, Inc.†	24,199	6,651,821
Take-Two Interactive Software, Inc.†	39,832	10,211,730
Twilio, Inc., Class A†	37,055	4,997,978
Tyler Technologies, Inc.†	5,711	2,719,921
Veeva Systems, Inc., Class A†	41,241	12,009,379
		119,480,440
Telecommunications — 1.8%
Ciena Corp.†	39,321	7,467,844
Credo Technology Group Holding, Ltd.†	26,329	4,939,847
		12,407,691
Total Long-Term Investment Securities (cost $565,684,143)		701,426,099
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $7,386,236)	7,386,236	7,386,236
TOTAL INVESTMENTS (cost $573,070,379)	100.1%	708,812,335
Other assets less liabilities	(0.1)	(658,997)
NET ASSETS	100.0%	$708,153,338
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$701,426,099	$—	$—	$701,426,099
Short-Term Investments	7,386,236	—	—	7,386,236
Total Investments at Value	$708,812,335	$—	$—	$708,812,335
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 72.4%
Advertising — 0.7%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 2,546,000	$ 2,538,444
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,368,119
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	1,551,000	1,539,769
Imperial Brands Finance PLC
4.50%, 06/30/2028*	421,000	423,773
Philip Morris International, Inc.
3.88%, 10/27/2028	601,000	597,585
		3,929,246
Auto Manufacturers — 6.2%
American Honda Finance Corp.
5.25%, 07/07/2026	407,000	410,083
American Honda Finance Corp. FRS
4.87%, (SOFR+0.62%), 12/11/2026	1,904,000	1,906,446
5.08%, (SOFR+0.87%), 07/09/2027	463,000	465,278
BMW US Capital LLC FRS
4.76%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,016,115
General Motors Co.
5.35%, 04/15/2028	432,000	442,300
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,402,000	1,378,943
Hyundai Capital America
2.75%, 09/27/2026*	70,000	69,024
4.85%, 03/25/2027*	3,386,000	3,411,153
5.25%, 01/08/2027*	391,000	395,051
Mercedes-Benz Finance North America LLC
4.80%, 11/13/2026*	689,000	694,942
4.88%, 07/31/2026*	2,640,000	2,655,807
Toyota Motor Credit Corp. FRS
4.74%, (SOFR+0.45%), 05/15/2026	2,212,000	2,213,527
5.18%, (SOFR+0.89%), 05/18/2026	3,030,000	3,040,286
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	228,752
5.30%, 03/22/2027*	1,888,000	1,911,008
6.00%, 11/16/2026*	390,000	396,607
		21,635,322
Banks — 23.4%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	811,023
6.34%, 09/18/2027*	2,000,000	2,035,334
ABN AMRO Bank NV FRS
4.95%, (SOFR+0.75%), 07/07/2028*	899,000	900,613
Banco Santander SA
1.72%, 09/14/2027	1,600,000	1,565,441
1.85%, 03/25/2026	400,000	396,230
4.55%, 11/06/2030	800,000	799,941
Bank of Montreal
4.06%, 09/22/2028	1,066,000	1,063,997
4.57%, 09/10/2027	998,000	1,000,823
Banque Federative du Credit Mutuel SA FRS
5.22%, (SOFR+0.99%), 10/16/2028*	1,800,000	1,808,009
Barclays PLC
4.84%, 09/10/2028	457,000	461,714
7.33%, 11/02/2026	2,248,000	2,248,000
BNP Paribas SA
1.32%, 01/13/2027*	500,000	496,788
1.68%, 06/30/2027*	3,300,000	3,241,751
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.79%, 05/09/2029*	$ 1,075,000	$ 1,084,194
CaixaBank SA
4.63%, 07/03/2029*	3,478,000	3,502,181
Canadian Imperial Bank of Commerce
4.24%, 09/08/2028	1,724,000	1,725,020
4.51%, 09/11/2027	1,408,000	1,411,311
Citibank, N.A.
4.88%, 11/19/2027	1,458,000	1,468,151
Citigroup, Inc.
4.64%, 05/07/2028	1,052,000	1,058,776
Cooperatieve Rabobank UA
4.66%, 08/22/2028	3,394,000	3,421,414
Credit Agricole SA
4.63%, 09/11/2028*	449,000	451,385
Deutsche Bank AG
2.31%, 11/16/2027	2,672,000	2,618,096
Goldman Sachs Bank USA
5.28%, 03/18/2027	2,497,000	2,506,176
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	1,658,000	1,652,478
HSBC Holdings PLC
3.90%, 05/25/2026	575,000	574,569
HSBC USA, Inc.
4.65%, 06/03/2028	602,000	609,874
ING Groep NV
1.73%, 04/01/2027	500,000	494,784
3.95%, 03/29/2027	365,000	363,981
4.86%, 03/25/2029	528,000	534,951
KeyCorp
2.25%, 04/06/2027	1,765,000	1,716,275
Lloyds Banking Group PLC
4.82%, 06/13/2029	486,000	492,698
5.09%, 11/26/2028	390,000	396,406
Macquarie Bank, Ltd.
4.33%, 06/12/2028*	444,000	447,392
Macquarie Group, Ltd.
1.34%, 01/12/2027*	81,000	80,524
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	535,000	539,830
Morgan Stanley
0.99%, 12/10/2026	1,977,000	1,970,269
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	452,000	458,226
National Bank of Canada
4.70%, 03/05/2027	2,866,000	2,868,970
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,210,611
NatWest Group PLC FRS
5.38%, (SOFR+1.10%), 05/23/2029	539,000	540,940
NatWest Markets PLC
4.17%, 11/06/2028*	1,031,000	1,030,552
Nordea Bank Abp
5.38%, 09/22/2027*	3,046,000	3,120,340
PNC Bank NA
4.78%, 01/15/2027	1,304,000	1,305,148
Santander Holdings USA, Inc.
3.24%, 10/05/2026	195,000	193,514
Santander UK Group Holdings PLC
1.67%, 06/14/2027	1,500,000	1,475,356
4.32%, 09/22/2029	574,000	572,665
6.83%, 11/21/2026	496,000	496,541
Societe Generale SA
1.49%, 12/14/2026*	2,500,000	2,490,999

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.25%, 02/19/2027*	$ 1,075,000	$ 1,085,645
5.50%, 04/13/2029*	1,000,000	1,022,612
Standard Chartered PLC
4.05%, 04/12/2026*	2,140,000	2,135,210
5.55%, 01/21/2029*	667,000	683,219
6.17%, 01/09/2027*	618,000	619,685
7.77%, 11/16/2028*	354,000	377,752
Sumitomo Mitsui Trust Bank, Ltd. FRS
5.00%, (SOFR+0.75%), 09/11/2028*	1,520,000	1,523,253
Toronto-Dominion Bank
4.11%, 10/13/2028	723,000	722,577
5.53%, 07/17/2026	1,055,000	1,065,988
Truist Financial Corp.
1.27%, 03/02/2027	2,799,000	2,770,448
UBS Group AG
1.31%, 02/02/2027*	500,000	496,118
1.36%, 01/30/2027*	2,481,000	2,462,825
4.15%, 12/23/2029*	1,368,000	1,364,434
US Bank NA
4.73%, 05/15/2028	696,000	701,906
Wells Fargo & Co.
4.90%, 01/24/2028	1,443,000	1,454,761
4.97%, 04/23/2029	1,500,000	1,527,222
		81,727,916
Beverages — 1.4%
Constellation Brands, Inc.
3.70%, 12/06/2026	1,203,000	1,198,076
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	814,549
Molson Coors Beverage Co.
3.00%, 07/15/2026	1,745,000	1,731,690
Pernod Ricard SA
3.25%, 06/08/2026*	1,037,000	1,030,340
		4,774,655
Chemicals — 1.5%
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,687,502
Westlake Corp.
3.60%, 08/15/2026	2,616,000	2,600,523
		5,288,025
Commercial Services — 0.9%
Element Fleet Management Corp.
5.64%, 03/13/2027*	549,000	559,011
6.27%, 06/26/2026*	1,132,000	1,144,271
Global Payments, Inc.
1.20%, 03/01/2026	1,593,000	1,575,841
		3,279,123
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	754,000	752,188
4.45%, 09/25/2026	545,000	546,781
		1,298,969
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 04/01/2028	1,608,000	1,632,150
Aviation Capital Group LLC
1.95%, 01/30/2026*	1,387,000	1,378,173
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
4.75%, 04/14/2027*	$ 318,000	$ 319,313
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	1,100,000	1,099,078
4.95%, 01/15/2028*	613,000	618,908
Charles Schwab Corp.
5.88%, 08/24/2026	2,611,000	2,644,720
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	1,660,000	1,667,678
		9,360,020
Electric — 4.9%
AES Corp.
1.38%, 01/15/2026	921,000	915,191
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,014,535
CenterPoint Energy, Inc.
1.45%, 06/01/2026	138,000	135,808
CMS Energy Corp.
3.00%, 05/15/2026	1,733,000	1,721,544
DTE Electric Co.
4.25%, 05/14/2027	250,000	251,510
DTE Energy Co.
4.95%, 07/01/2027	322,000	325,800
Duke Energy Corp.
2.65%, 09/01/2026	1,758,000	1,736,719
Emera US Finance LP
3.55%, 06/15/2026	847,000	842,538
Eversource Energy
4.75%, 05/15/2026	1,685,000	1,689,981
Exelon Corp.
3.40%, 04/15/2026	2,222,000	2,213,162
National Rural Utilities Cooperative Finance Corp. FRS
4.86%, (SOFR+0.58%), 11/22/2026	2,258,000	2,264,582
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	489,000	494,207
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027*	672,000	676,550
Sierra Pacific Power Co.
2.60%, 05/01/2026	79,000	78,424
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,713,747
Vistra Operations Co. LLC
4.30%, 10/15/2028*	486,000	484,137
WEC Energy Group, Inc.
5.60%, 09/12/2026	514,000	519,794
		17,078,229
Electronics — 0.4%
Amphenol Corp.
3.80%, 11/15/2027	436,000	434,654
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	855,191
		1,289,845
Food — 0.7%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	842,566
Mondelez International Holdings Netherlands BV
1.25%, 09/24/2026*	1,787,000	1,743,501
		2,586,067
Healthcare-Products — 0.7%
Baxter International, Inc.
1.92%, 02/01/2027	879,000	853,856

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	$ 1,636,000	$ 1,646,253
		2,500,109
Healthcare-Services — 1.7%
Cigna Group
1.25%, 03/15/2026	411,000	406,464
HCA, Inc.
3.13%, 03/15/2027	912,000	900,068
4.50%, 02/15/2027	177,000	177,245
5.00%, 03/01/2028	216,000	219,925
5.25%, 06/15/2026	533,000	533,526
5.88%, 02/15/2026	405,000	405,480
Laboratory Corp. of America Holdings
1.55%, 06/01/2026	1,760,000	1,733,903
Quest Diagnostics, Inc.
3.45%, 06/01/2026	1,648,000	1,641,983
		6,018,594
Insurance — 9.7%
Athene Global Funding
4.86%, 08/27/2026*	2,911,000	2,924,910
4.95%, 01/07/2027*	702,000	707,380
Athene Global Funding FRS
4.98%, (SOFR+0.75%), 07/16/2026*	497,000	498,049
4.98%, (SOFR+0.68%), 08/10/2026*	754,000	755,319
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,697,396
CNO Global Funding
4.38%, 09/08/2028*	487,000	486,635
4.95%, 09/09/2029*	257,000	261,430
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,509,536
4.60%, 04/01/2027*	1,680,000	1,690,302
4.88%, 11/19/2027*	896,000	909,346
F&G Global Funding
2.30%, 04/11/2027*	829,000	806,496
F&G Global Funding FRS
5.58%, (SOFR+1.33%), 09/08/2028*	619,000	623,529
Jackson National Life Global Funding
4.90%, 01/13/2027*	923,000	929,918
5.55%, 07/02/2027*	740,000	755,336
Jackson National Life Global Funding FRS
5.14%, (SOFR+0.89%), 06/09/2027*	2,369,000	2,376,344
MassMutual Global Funding II FRS
4.99%, (SOFR+0.68%), 08/01/2028*	2,164,000	2,169,685
Metropolitan Life Global Funding I FRS
4.98%, (SOFR+0.70%), 08/25/2028*	466,000	466,823
New York Life Global Funding
4.40%, 12/13/2027*	1,351,000	1,362,522
New York Life Global Funding FRS
4.72%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,003,587
4.79%, (SOFR+0.55%), 06/11/2027*	2,064,000	2,066,079
4.88%, (SOFR+0.67%), 04/02/2027*	206,000	206,895
Northwestern Mutual Global Funding FRS
4.94%, (SOFR+0.66%), 08/25/2028*	693,000	695,382
Pacific Life Global Funding II
4.45%, 05/01/2028*	496,000	500,815
Pacific Life Global Funding II FRS
4.96%, (SOFR+0.75%), 07/10/2028*	1,282,000	1,287,905
5.31%, (SOFR+1.05%), 07/28/2026*	3,266,000	3,284,029
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Principal Life Global Funding II FRS
5.10%, (SOFR+0.81%), 08/18/2028*	$ 382,000	$ 382,107
Western-Southern Global Funding
4.50%, 07/16/2028*	615,000	618,856
		33,976,611
Internet — 0.5%
eBay, Inc.
1.40%, 05/10/2026	1,739,000	1,714,173
Iron/Steel — 0.1%
POSCO
4.88%, 01/23/2027*	400,000	402,815
Lodging — 0.7%
Marriott International, Inc.
3.13%, 06/15/2026	1,701,000	1,690,788
4.20%, 07/15/2027	562,000	563,542
		2,254,330
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. FRS
4.73%, (SOFR+0.53%), 07/07/2027	906,000	909,869
Machinery-Diversified — 0.5%
CNH Industrial Capital LLC
1.88%, 01/15/2026	204,000	202,930
John Deere Capital Corp. FRS
4.83%, (SOFR+0.58%), 09/11/2028	1,635,000	1,641,177
		1,844,107
Media — 0.5%
Cox Communications, Inc.
3.35%, 09/15/2026*	1,750,000	1,736,721
Mining — 0.8%
Glencore Funding LLC
1.63%, 04/27/2026*	570,000	562,637
4.00%, 03/27/2027*	1,534,000	1,528,962
Glencore Funding LLC FRS
4.95%, (SOFR+0.75%), 10/01/2026*	463,000	463,720
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	200,229
		2,755,548
Miscellaneous Manufacturing — 0.0%
Teledyne Technologies, Inc.
1.60%, 04/01/2026	125,000	123,522
Oil & Gas — 1.5%
Suncor Energy, Inc.
7.88%, 06/15/2026	2,491,000	2,543,457
Woodside Finance, Ltd.
3.70%, 09/15/2026*	2,615,000	2,600,564
		5,144,021
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.63%, 04/28/2026	1,357,000	1,351,768
Amcor Flexibles North America, Inc.
4.80%, 03/17/2028*	337,000	340,476
Sonoco Products Co.
4.45%, 09/01/2026	841,000	842,602
		2,534,846

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 1.2%
Cardinal Health, Inc.
4.70%, 11/15/2026	$ 422,000	$ 424,714
Evernorth Health, Inc.
4.50%, 02/25/2026	1,637,000	1,636,744
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,080,704
Sanofi SA
3.75%, 11/03/2027	1,006,000	1,004,664
		4,146,826
Pipelines — 1.4%
ONEOK, Inc.
4.25%, 09/24/2027	1,006,000	1,006,866
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	322,000	323,830
5.88%, 06/30/2026	277,000	277,637
Williams Cos., Inc.
5.40%, 03/02/2026	3,221,000	3,233,053
		4,841,386
REITS — 1.3%
American Tower Corp.
3.13%, 01/15/2027	863,000	852,444
Boston Properties LP
3.65%, 02/01/2026	286,000	285,411
Brixmor Operating Partnership LP
4.13%, 06/15/2026	1,691,000	1,689,312
Equinix, Inc.
1.45%, 05/15/2026	592,000	583,057
Essex Portfolio LP
3.38%, 04/15/2026	195,000	194,064
Realty Income Corp.
3.95%, 02/01/2029	399,000	396,909
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	500,000	499,016
		4,500,213
Retail — 1.8%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028*	1,524,000	1,524,127
AutoZone, Inc.
5.05%, 07/15/2026	1,711,000	1,721,826
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	383,660
Lowe's Cos, Inc.
2.50%, 04/15/2026	2,637,000	2,621,773
		6,251,386
Semiconductors — 0.7%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	516,292
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/2026	1,725,000	1,720,175
4.30%, 08/19/2028	255,000	255,321
		2,491,788
Software — 0.9%
Oracle Corp.
1.65%, 03/25/2026	1,725,000	1,707,953
Take-Two Interactive Software, Inc.
5.00%, 03/28/2026	625,000	627,036
Security Description	Shares or Principal Amount	Value

Software (continued)
VMware LLC
1.40%, 08/15/2026	$ 824,000	$ 806,999
		3,141,988
Telecommunications — 1.4%
AT&T, Inc.
1.70%, 03/25/2026	1,724,000	1,707,130
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	549,466
NTT Finance Corp.
4.57%, 07/16/2027*	296,000	298,186
4.62%, 07/16/2028*	402,000	406,292
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,741,000	1,730,516
		4,691,590
Transportation — 1.1%
Canadian Pacific Railway Co.
3.70%, 02/01/2026	2,583,000	2,576,932
FedEx Corp.
3.25%, 04/01/2026	1,215,000	1,209,861
		3,786,793
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	1,991,000	1,988,469
Total Corporate Bonds & Notes (cost $251,567,833)		252,541,566
ASSET BACKED SECURITIES — 11.9%
Auto Loan Receivables — 5.8%
Ally Auto Receivables Trust
Series 2025-1, Class A2 4.03%, 07/17/2028	3,500,000	3,499,286
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	199,384	199,378
Series 2022-D, Class A4 5.30%, 03/15/2028	3,462,000	3,492,009
Series 2023-C, Class A3 5.53%, 09/15/2028	2,824,171	2,852,967
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	132,811	132,907
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3 4.47%, 02/16/2028	2,159,455	2,162,346
Hyundai Auto Receivables Trust
Series 2024-A, Class A2A 5.29%, 04/15/2027	144,360	144,476
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	669,928	671,201
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	386,856	387,202
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	340,306	341,352
SBNA Auto Lease Trust
Series 2024-C, Class A2 4.94%, 11/20/2026*	9,095	9,097
Series 2024-A, Class A3 5.39%, 11/20/2026*	610,017	611,940

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
USAA Auto Owner Trust
Series 2025-A, Class A2 3.98%, 03/15/2028*	$ 2,200,000	$ 2,198,787
Volkswagen Auto Loan Enhanced Trust
Series 2023-2, Class A3 5.48%, 12/20/2028	3,452,000	3,490,789
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	162,968	163,029
		20,356,766
Other Asset Backed Securities — 6.1%
Apidos CLO XXIII FRS
Series 2015-23A, Class ARR 4.95%, (TSFR3M+1.05%), 04/15/2033*	1,525,419	1,527,690
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 5.27%, (TSFR3M+1.36%), 04/15/2031*	1,421,446	1,424,360
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 4.80%, (TSFR3M+0.92%), 10/17/2032*	1,439,362	1,439,902
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 4.98%, (TSFR3M+1.08%), 10/15/2031*	901,975	901,718
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 4.90%, (TSFR3M+1.02%), 04/20/2032*	1,453,034	1,453,011
CIFC Funding, Ltd. FRS
Series 2016-1A, Class AR3 4.87%, (TSFR3M+1.00%), 10/21/2031*	1,504,577	1,501,002
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 5.09%, (TSFR3M+1.18%), 10/15/2030*	467,004	467,115
Dryden CLO, Ltd. FRS
Series 2018-64A, Class A 5.12%, (TSFR3M+1.23%), 04/18/2031*	744,443	745,142
Dryden XXVI Senior Loan Fund FRS
Series 2013-26A, Class AR 5.07%, (TSFR3M+1.16%), 04/15/2029*	89,419	89,552
Jamestown CLO XVII, Ltd. FRS
Series 2021-17A, Class AR 5.06%, (TSFR3M+1.20%), 01/25/2035*	1,000,000	1,000,670
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	540,179	541,786
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 4.86%, (TSFR3M+0.98%), 07/20/2031*	833,810	832,661
Palmer Square Loan Funding, Ltd. FRS
Series 2024-1A, Class A1 4.95%, (TSFR3M+1.05%), 10/15/2032*	478,874	478,865
Series 2025-1A, Class A1 5.01%, (TSFR3M+0.80%), 02/15/2033*	1,588,468	1,585,323
Series 2024-3A, Class A1 5.31%, (TSFR3M+1.08%), 08/08/2032*	2,392,814	2,393,391
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Rad CLO 10, Ltd. FRS
Series 2021-10A, Class A 5.29%, (TSFR3M+1.43%), 04/23/2034*	$ 3,250,000	$ 3,255,538
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	185,507	186,564
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 4.99%, (TSFR3M+1.10%), 01/16/2032*	1,447,562	1,447,653
		21,271,943
Total Asset Backed Securities (cost $41,641,818)		41,628,709
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.5%
U.S. Government — 6.5%
United States Treasury Notes
3.50%, 09/30/2026	16,000,000	15,963,625
4.13%, 02/28/2027	6,700,000	6,737,688
Total U.S. Government & Agency Obligations (cost $22,640,453)		22,701,313
Total Long-Term Investment Securities (cost $315,850,104)		316,871,588
SHORT-TERM INVESTMENTS — 10.2%
Oil & Gas — 1.4%
Chevron Corp.
4.26%, 12/15/2025	4,846,000	4,822,346
Unaffiliated Investment Companies — 8.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1)	30,737,343	30,737,343
Total Short-Term Investments (cost $35,558,112)		35,559,689
TOTAL INVESTMENTS (cost $351,408,216)	101.0%	352,431,277
Other assets less liabilities	(1.0)	(3,463,873)
NET ASSETS	100.0%	$348,967,404
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $122,599,351 representing 35.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2025.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$252,541,566	$—	$252,541,566
Asset Backed Securities	—	41,628,709	—	41,628,709
U.S. Government & Agency Obligations	—	22,701,313	—	22,701,313
Short-Term Investments:
Oil & Gas	—	4,822,346	—	4,822,346
Other Short-Term Investments	30,737,343	—	—	30,737,343
Total Investments at Value	$30,737,343	$321,693,934	$—	$352,431,277
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Trade Desk, Inc., Class A†	10,383	$ 522,057
Aerospace/Defense — 1.3%
General Electric Co.	10,058	3,107,419
Howmet Aerospace, Inc.	9,281	1,911,422
RTX Corp.	17,649	3,150,347
TransDigm Group, Inc.	1,295	1,694,520
		9,863,708
Agriculture — 0.5%
Altria Group, Inc.	18,003	1,015,009
Philip Morris International, Inc.	19,439	2,805,631
		3,820,640
Airlines — 0.2%
Delta Air Lines, Inc.	14,953	858,003
United Airlines Holdings, Inc.†	7,441	699,752
		1,557,755
Apparel — 0.2%
Deckers Outdoor Corp.†	3,371	274,736
Ralph Lauren Corp.	901	288,014
Tapestry, Inc.	4,830	530,431
		1,093,181
Auto Manufacturers — 4.2%
Cummins, Inc.	3,210	1,404,953
PACCAR, Inc.	6,628	652,195
Tesla, Inc.†	64,817	29,592,850
		31,649,998
Banks — 1.9%
Bank of New York Mellon Corp.	8,840	954,101
JPMorgan Chase & Co.	36,203	11,263,478
Morgan Stanley	12,582	2,063,448
		14,281,027
Beverages — 0.1%
Monster Beverage Corp.†	7,059	471,753
Biotechnology — 0.6%
Amgen, Inc.	5,316	1,586,454
Incyte Corp.†	2,262	211,452
Vertex Pharmaceuticals, Inc.†	5,921	2,519,800
		4,317,706
Building Materials — 0.6%
Builders FirstSource, Inc.†	1,385	160,895
Carrier Global Corp.	8,846	526,249
Lennox International, Inc.	724	365,620
Martin Marietta Materials, Inc.	721	442,045
Masco Corp.	1,971	127,642
Trane Technologies PLC	5,132	2,302,472
Vulcan Materials Co.	1,917	554,971
		4,479,894
Chemicals — 0.2%
Ecolab, Inc.	2,890	740,996
Sherwin-Williams Co.	3,073	1,060,001
		1,800,997
Commercial Services — 1.4%
Automatic Data Processing, Inc.	5,379	1,400,154
Block, Inc.†	4,735	359,576
Cintas Corp.	7,859	1,440,319
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Corpay, Inc.†	1,609	$ 418,903
Moody's Corp.	1,842	884,712
PayPal Holdings, Inc.†	14,913	1,033,023
Quanta Services, Inc.	3,421	1,536,474
Rollins, Inc.	3,887	223,930
S&P Global, Inc.	3,376	1,644,821
United Rentals, Inc.	1,499	1,305,899
Verisk Analytics, Inc.	1,471	321,796
		10,569,607
Computers — 7.5%
Apple, Inc.	157,681	42,632,212
Crowdstrike Holdings, Inc., Class A†	5,763	3,129,367
Dell Technologies, Inc., Class C	3,335	540,303
Fortinet, Inc.†	15,174	1,311,489
Gartner, Inc.†	1,783	442,790
International Business Machines Corp.	21,516	6,614,234
Leidos Holdings, Inc.	1,539	293,133
NetApp, Inc.	2,123	250,047
Super Micro Computer, Inc.†	11,471	596,033
		55,809,608
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	8,285	638,359
Distribution/Wholesale — 0.3%
Copart, Inc.†	20,631	887,339
Fastenal Co.	15,240	627,126
WW Grainger, Inc.	1,022	1,000,538
		2,515,003
Diversified Financial Services — 4.6%
American Express Co.	12,520	4,516,340
Ameriprise Financial, Inc.	2,194	993,377
Apollo Global Management, Inc.	10,720	1,332,603
Coinbase Global, Inc., Class A†	2,575	885,234
Interactive Brokers Group, Inc., Class A	10,273	722,808
Intercontinental Exchange, Inc.	6,930	1,013,790
Mastercard, Inc., Class A	19,067	10,524,793
Nasdaq, Inc.	4,219	360,682
Raymond James Financial, Inc.	2,563	406,671
Synchrony Financial	8,511	633,048
Visa, Inc., Class A	39,236	13,369,275
		34,758,621
Electric — 1.1%
Constellation Energy Corp.	7,217	2,720,809
NextEra Energy, Inc.	31,884	2,595,358
NRG Energy, Inc.	4,418	759,278
PPL Corp.	8,877	324,188
Public Service Enterprise Group, Inc.	5,356	431,479
Vistra Corp.	7,420	1,397,186
		8,228,298
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,488	502,850
Eaton Corp. PLC	9,011	3,438,237
Emerson Electric Co.	8,753	1,221,656
Generac Holdings, Inc.†	853	143,321
		5,306,064
Electronics — 0.8%
Allegion PLC	1,079	178,866
Amphenol Corp., Class A	28,270	3,939,142
Garmin, Ltd.	3,801	813,186

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Hubbell, Inc.	1,203	$ 565,410
Mettler-Toledo International, Inc.†	191	270,511
Trimble, Inc.†	2,270	181,032
		5,948,147
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,280	341,683
Engineering & Construction — 0.1%
EMCOR Group, Inc.	1,030	696,053
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	3,696	552,663
TKO Group Holdings, Inc.	1,613	303,889
		856,552
Environmental Control — 0.3%
Pentair PLC	2,405	255,772
Republic Services, Inc.	4,721	983,101
Veralto Corp.	2,693	265,745
Waste Management, Inc.	4,564	911,750
		2,416,368
Healthcare-Products — 1.5%
Boston Scientific Corp.†	34,303	3,454,998
Insulet Corp.†	1,626	508,954
Intuitive Surgical, Inc.†	8,262	4,414,222
ResMed, Inc.	3,364	830,504
Stryker Corp.	4,188	1,491,933
Waters Corp.†	641	224,094
		10,924,705
Healthcare-Services — 0.2%
DaVita, Inc.†	827	98,430
HCA Healthcare, Inc.	2,243	1,031,062
		1,129,492
Home Builders — 0.1%
NVR, Inc.†	41	295,644
PulteGroup, Inc.	4,589	550,083
		845,727
Insurance — 2.4%
Aon PLC, Class A	2,529	861,580
Arch Capital Group, Ltd.	8,590	741,403
Arthur J. Gallagher & Co.	2,629	655,909
Berkshire Hathaway, Inc., Class B†	20,754	9,910,865
Brown & Brown, Inc.	6,636	529,154
Cincinnati Financial Corp.	1,890	292,175
Erie Indemnity Co., Class A	583	170,609
Hartford Insurance Group, Inc.	3,648	453,009
Marsh & McLennan Cos., Inc.	5,025	895,204
Progressive Corp.	13,558	2,792,948
W.R. Berkley Corp.	3,730	266,098
Willis Towers Watson PLC	1,117	349,733
		17,918,687
Internet — 22.2%
Airbnb, Inc., Class A†	9,997	1,265,020
Alphabet, Inc., Class A	134,362	37,781,251
Alphabet, Inc., Class C	107,864	30,398,232
Amazon.com, Inc.†	130,018	31,752,996
AppLovin Corp., Class A†	6,267	3,994,147
Booking Holdings, Inc.	750	3,808,305
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	8,540	$ 2,172,320
eBay, Inc.	7,026	571,284
Expedia Group, Inc.	2,698	593,560
F5, Inc.†	627	158,662
Gen Digital, Inc.	7,544	198,860
GoDaddy, Inc., Class A†	3,228	429,744
Meta Platforms, Inc., Class A	50,099	32,481,687
Netflix, Inc.†	9,815	10,981,611
Palo Alto Networks, Inc.†	15,459	3,404,690
Robinhood Markets, Inc., Class A†	11,919	1,749,471
Uber Technologies, Inc.†	48,114	4,643,001
		166,384,841
Leisure Time — 0.4%
Carnival Corp.†	25,260	728,246
Norwegian Cruise Line Holdings, Ltd.†	10,659	238,975
Royal Caribbean Cruises, Ltd.	5,816	1,668,203
		2,635,424
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	5,393	1,385,786
Las Vegas Sands Corp.	7,169	425,480
Marriott International, Inc., Class A	5,164	1,345,635
Wynn Resorts, Ltd.	1,980	235,600
		3,392,501
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	10,821	6,246,530
GE Vernova, Inc.	6,304	3,688,723
		9,935,253
Machinery-Diversified — 0.4%
Deere & Co.	2,570	1,186,389
Dover Corp.	1,378	250,052
Ingersoll Rand, Inc.	8,311	634,379
Westinghouse Air Brake Technologies Corp.	3,921	801,609
		2,872,429
Media — 0.0%
FactSet Research Systems, Inc.	371	98,983
Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	1,829	1,339,248
Illinois Tool Works, Inc.	2,528	616,630
Parker-Hannifin Corp.	2,948	2,278,303
		4,234,181
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	536	144,318
Oil & Gas — 0.1%
Texas Pacific Land Corp.	448	422,634
Packaging & Containers — 0.0%
Packaging Corp. of America	1,066	208,680
Pharmaceuticals — 2.6%
AbbVie, Inc.	17,093	3,726,958
Dexcom, Inc.†	3,841	223,623
Eli Lilly & Co.	18,364	15,845,561
		19,796,142
Pipelines — 0.3%
ONEOK, Inc.	8,216	550,472

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	4,913	$ 756,798
Williams Cos., Inc.	14,734	852,657
		2,159,927
Private Equity — 0.1%
KKR & Co., Inc.	6,972	824,997
Real Estate — 0.1%
CBRE Group, Inc., Class A†	6,817	1,039,115
REITS — 0.9%
AvalonBay Communities, Inc.	1,413	245,749
Camden Property Trust	1,215	120,868
Equinix, Inc.	1,056	893,387
Essex Property Trust, Inc.	726	182,785
Extra Space Storage, Inc.	2,202	294,055
Host Hotels & Resorts, Inc.	9,004	144,244
Iron Mountain, Inc.	6,806	700,678
Mid-America Apartment Communities, Inc.	1,097	140,668
Public Storage	3,676	1,023,987
Simon Property Group, Inc.	7,606	1,336,831
UDR, Inc.	2,942	99,116
Welltower, Inc.	8,414	1,523,270
		6,705,638
Retail — 3.8%
AutoZone, Inc.†	383	1,407,307
Chipotle Mexican Grill, Inc.†	31,239	989,964
Costco Wholesale Corp.	10,243	9,335,982
Darden Restaurants, Inc.	1,214	218,702
Domino's Pizza, Inc.	322	128,304
Home Depot, Inc.	10,084	3,827,786
Lululemon Athletica, Inc.†	1,135	193,563
O'Reilly Automotive, Inc.†	19,553	1,846,585
TJX Cos., Inc.	15,183	2,127,746
Tractor Supply Co.	6,803	368,110
Walmart, Inc.	67,927	6,872,854
Williams-Sonoma, Inc.	2,880	559,699
Yum! Brands, Inc.	2,542	351,330
		28,227,932
Semiconductors — 21.6%
Applied Materials, Inc.	7,756	1,807,923
Broadcom, Inc.	108,641	40,156,973
KLA Corp.	3,055	3,692,701
Monolithic Power Systems, Inc.	1,115	1,120,575
NVIDIA Corp.	563,594	114,122,149
NXP Semiconductors NV	2,367	494,987
		161,395,308
Software — 12.5%
Adobe, Inc.†	4,151	1,412,627
Autodesk, Inc.†	4,911	1,479,881
Broadridge Financial Solutions, Inc.	1,173	258,529
Cadence Design Systems, Inc.†	3,425	1,160,013
Datadog, Inc., Class A†	7,389	1,203,003
Security Description	Shares or Principal Amount	Value

Software (continued)
Dayforce, Inc.†	3,534	$ 242,927
Electronic Arts, Inc.	2,109	421,926
Fair Isaac Corp.†	557	924,358
Fiserv, Inc.†	12,664	844,562
Intuit, Inc.	6,432	4,293,682
Jack Henry & Associates, Inc.	618	92,045
Microsoft Corp.	89,280	46,230,077
MSCI, Inc.	1,798	1,058,213
Oracle Corp.	38,278	10,052,186
Palantir Technologies, Inc., Class A†	52,531	10,530,890
Paychex, Inc.	3,453	404,105
Paycom Software, Inc.	1,128	211,037
PTC, Inc.†	1,271	252,344
Salesforce, Inc.	22,075	5,748,551
ServiceNow, Inc.†	4,798	4,410,705
Synopsys, Inc.†	2,233	1,013,380
Tyler Technologies, Inc.†	996	474,355
Workday, Inc., Class A†	2,353	564,532
		93,283,928
Telecommunications — 0.9%
Arista Networks, Inc.†	23,861	3,762,641
Motorola Solutions, Inc.	3,829	1,557,293
T-Mobile US, Inc.	5,869	1,232,783
		6,552,717
Transportation — 0.1%
CSX Corp.	19,979	719,644
Old Dominion Freight Line, Inc.	1,979	277,891
		997,535
Total Common Stocks (cost $476,820,044)		744,074,173
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $811)	10	1,080
Total Long-Term Investment Securities (cost $476,820,855)		744,075,253
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $1,760,939)	1,760,939	1,760,939
TOTAL INVESTMENTS (cost $478,581,794)	99.7%	745,836,192
Other assets less liabilities	0.3	2,379,229
NET ASSETS	100.0%	$748,215,421
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	E-Mini Russell 1000 Index	December 2025	$4,110,967	$4,179,110	$68,143

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	December 2025	$343,718	$343,700	$ (18)
		Net Unrealized Appreciation (Depreciation)				$68,125
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$744,074,173	$—	$—	$744,074,173
Unaffiliated Investment Companies	1,080	—	—	1,080
Short-Term Investments	1,760,939	—	—	1,760,939
Total Investments at Value	$745,836,192	$—	$—	$745,836,192
Other Financial Instruments:†
Futures Contracts	$68,143	$—	$—	$68,143
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18	$—	$—	$18
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	20,133	$ 516,613
Omnicom Group, Inc.	11,325	849,601
Trade Desk, Inc., Class A†	27,510	1,383,203
		2,749,417
Aerospace/Defense — 2.0%
Boeing Co.†	44,957	9,037,256
General Dynamics Corp.	15,077	5,200,057
General Electric Co.	63,029	19,472,810
Howmet Aerospace, Inc.	23,918	4,925,912
L3Harris Technologies, Inc.	11,058	3,196,868
Lockheed Martin Corp.	12,197	5,999,461
Northrop Grumman Corp.	8,063	4,704,357
RTX Corp.	79,776	14,240,016
TransDigm Group, Inc.	3,320	4,344,253
		71,120,990
Agriculture — 0.6%
Altria Group, Inc.	99,263	5,596,448
Archer-Daniels-Midland Co.	29,012	1,756,096
Bunge Global SA	8,611	814,601
Philip Morris International, Inc.	92,873	13,404,360
		21,571,505
Airlines — 0.1%
Delta Air Lines, Inc.	37,783	2,167,988
Southwest Airlines Co.	31,873	965,752
United Airlines Holdings, Inc.†	19,069	1,793,249
		4,926,989
Apparel — 0.2%
Deckers Outdoor Corp.†	8,915	726,573
NIKE, Inc., Class B	70,530	4,555,533
Ralph Lauren Corp.	2,243	716,997
Tapestry, Inc.	12,381	1,359,681
		7,358,784
Auto Manufacturers — 2.6%
Cummins, Inc.	8,088	3,539,956
Ford Motor Co.	233,504	3,065,908
General Motors Co.	56,222	3,884,378
PACCAR, Inc.	30,755	3,026,292
Tesla, Inc.†	166,940	76,218,126
		89,734,660
Auto Parts & Equipment — 0.0%
Aptiv PLC†	13,353	1,082,928
Banks — 4.4%
Bank of America Corp.	405,365	21,666,759
Bank of New York Mellon Corp.	42,247	4,559,719
Citigroup, Inc.	109,575	11,092,277
Citizens Financial Group, Inc.	26,076	1,326,486
Fifth Third Bancorp	38,481	1,601,579
Goldman Sachs Group, Inc.	18,054	14,251,286
Huntington Bancshares, Inc.	88,041	1,359,353
JPMorgan Chase & Co.	163,585	50,894,565
KeyCorp	52,996	932,200
M&T Bank Corp.	9,607	1,766,439
Morgan Stanley	72,230	11,845,720
Northern Trust Corp.	11,061	1,423,219
PNC Financial Services Group, Inc.	23,414	4,274,226
Regions Financial Corp.	54,745	1,324,829
State Street Corp.	16,772	1,939,850
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	75,710	$ 3,378,937
US Bancorp	91,918	4,290,732
Wells Fargo & Co.	190,038	16,527,605
		154,455,781
Beverages — 1.0%
Brown-Forman Corp., Class B	11,750	319,952
Coca-Cola Co.	229,690	15,825,641
Constellation Brands, Inc., Class A	8,634	1,134,335
Keurig Dr Pepper, Inc.	80,566	2,188,173
Molson Coors Beverage Co., Class B	11,107	485,598
Monster Beverage Corp.†	42,014	2,807,796
PepsiCo, Inc.	81,577	11,917,584
		34,679,079
Biotechnology — 1.0%
Amgen, Inc.	31,997	9,548,865
Biogen, Inc.†	8,719	1,345,080
Corteva, Inc.	39,700	2,439,168
Gilead Sciences, Inc.	73,653	8,822,893
Incyte Corp.†	9,218	861,699
Moderna, Inc.†	21,846	593,337
Regeneron Pharmaceuticals, Inc.	6,050	3,943,390
Vertex Pharmaceuticals, Inc.†	15,348	6,531,648
		34,086,080
Building Materials — 0.6%
Builders FirstSource, Inc.†	6,560	762,075
Carrier Global Corp.	47,382	2,818,755
Johnson Controls International PLC	38,756	4,433,299
Lennox International, Inc.	1,868	943,340
Martin Marietta Materials, Inc.	3,596	2,204,708
Masco Corp.	12,257	793,763
Mohawk Industries, Inc.†	3,380	384,103
Trane Technologies PLC	13,270	5,953,585
Vulcan Materials Co.	7,803	2,258,969
		20,552,597
Chemicals — 0.9%
Air Products & Chemicals, Inc.	13,267	3,218,441
Albemarle Corp.	6,512	639,674
CF Industries Holdings, Inc.	10,252	853,889
Dow, Inc.	40,995	977,731
DuPont de Nemours, Inc.	24,324	1,986,055
Eastman Chemical Co.	7,430	442,234
Ecolab, Inc.	15,144	3,882,922
International Flavors & Fragrances, Inc.	14,883	937,182
Linde PLC	27,896	11,668,897
LyondellBasell Industries NV, Class A	14,550	675,411
Mosaic Co.	17,395	477,493
PPG Industries, Inc.	13,038	1,274,464
Sherwin-Williams Co.	13,755	4,744,650
Solstice Advanced Materials, Inc.†	9,507	428,480
		32,207,523
Commercial Services — 1.3%
Automatic Data Processing, Inc.	24,167	6,290,670
Block, Inc.†	32,785	2,489,693
Cintas Corp.	20,113	3,686,110
Corpay, Inc.†	4,133	1,076,027
Equifax, Inc.	7,584	1,600,982
Global Payments, Inc.	14,760	1,147,738
Moody's Corp.	9,151	4,395,225
PayPal Holdings, Inc.†	56,708	3,928,163

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Quanta Services, Inc.	8,780	$ 3,943,361
Rollins, Inc.	16,326	940,541
S&P Global, Inc.	18,528	9,027,027
United Rentals, Inc.	3,868	3,369,724
Verisk Analytics, Inc.	8,370	1,831,021
		43,726,282
Computers — 8.5%
Accenture PLC, Class A	37,003	9,254,450
Apple, Inc.	882,868	238,701,021
Cognizant Technology Solutions Corp., Class A	29,019	2,114,905
Crowdstrike Holdings, Inc., Class A†	14,782	8,026,774
Dell Technologies, Inc., Class C	17,756	2,876,650
EPAM Systems, Inc.†	3,012	492,582
Fortinet, Inc.†	38,762	3,350,200
Gartner, Inc.†	4,541	1,127,712
Hewlett Packard Enterprise Co.	79,681	1,945,810
HP, Inc.	56,948	1,575,751
International Business Machines Corp.	55,593	17,089,844
Leidos Holdings, Inc.	7,823	1,490,047
NetApp, Inc.	12,252	1,443,041
Seagate Technology Holdings PLC	12,522	3,204,129
Super Micro Computer, Inc.†	30,174	1,567,841
Western Digital Corp.	20,310	3,050,765
		297,311,522
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	48,654	3,748,791
Estee Lauder Cos., Inc., Class A	13,933	1,347,182
Kenvue, Inc.	113,000	1,623,810
Procter & Gamble Co.	139,344	20,953,157
		27,672,940
Distribution/Wholesale — 0.3%
Copart, Inc.†	52,083	2,240,090
Fastenal Co.	67,135	2,762,605
LKQ Corp.	16,770	535,969
Pool Corp.	2,019	539,194
WW Grainger, Inc.	2,668	2,611,972
		8,689,830
Diversified Financial Services — 3.8%
American Express Co.	32,302	11,652,300
Ameriprise Financial, Inc.	5,598	2,534,606
Apollo Global Management, Inc.	27,325	3,396,771
Blackrock, Inc.	8,558	9,266,688
Capital One Financial Corp.	38,235	8,411,318
Cboe Global Markets, Inc.	6,351	1,560,060
Charles Schwab Corp.	101,088	9,554,838
CME Group, Inc.	21,650	5,747,859
Coinbase Global, Inc., Class A†	13,587	4,670,939
Franklin Resources, Inc.	19,998	452,155
Interactive Brokers Group, Inc., Class A	27,242	1,916,747
Intercontinental Exchange, Inc.	34,100	4,988,489
Invesco, Ltd.	24,569	582,285
Mastercard, Inc., Class A	49,109	27,107,677
Nasdaq, Inc.	26,734	2,285,490
Raymond James Financial, Inc.	10,614	1,684,123
Synchrony Financial	22,096	1,643,500
T. Rowe Price Group, Inc.	13,404	1,374,312
Visa, Inc., Class A	101,056	34,433,821
		133,263,978
Security Description	Shares or Principal Amount	Value

Electric — 2.2%
AES Corp.	45,869	$ 636,203
Alliant Energy Corp.	14,978	1,000,830
Ameren Corp.	16,433	1,676,495
American Electric Power Co., Inc.	31,629	3,803,704
CenterPoint Energy, Inc.	39,303	1,502,947
CMS Energy Corp.	17,790	1,308,454
Consolidated Edison, Inc.	21,135	2,058,760
Constellation Energy Corp.	18,689	7,045,753
Dominion Energy, Inc.	50,791	2,980,924
DTE Energy Co.	12,651	1,714,717
Duke Energy Corp.	46,705	5,805,431
Edison International	23,140	1,281,493
Entergy Corp.	26,580	2,554,072
Evergy, Inc.	13,463	1,034,093
Eversource Energy	22,052	1,627,658
Exelon Corp.	60,392	2,785,279
FirstEnergy Corp.	30,727	1,408,218
NextEra Energy, Inc.	122,512	9,972,477
NRG Energy, Inc.	11,795	2,027,089
PG&E Corp.	127,634	2,037,039
Pinnacle West Capital Corp.	7,335	649,294
PPL Corp.	44,839	1,637,520
Public Service Enterprise Group, Inc.	29,695	2,392,229
Sempra	38,490	3,538,771
Southern Co.	64,968	6,109,591
Vistra Corp.	19,087	3,594,082
WEC Energy Group, Inc.	19,586	2,188,344
Xcel Energy, Inc.	35,684	2,896,470
		77,267,937
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	13,792	2,787,501
Eaton Corp. PLC	23,108	8,817,088
Emerson Electric Co.	33,270	4,643,494
Generac Holdings, Inc.†	3,243	544,889
		16,792,972
Electronics — 1.0%
Allegion PLC	5,003	829,347
Amphenol Corp., Class A	72,583	10,113,715
Fortive Corp.	19,879	1,000,709
Garmin, Ltd.	9,470	2,026,012
Honeywell International, Inc.	38,028	7,656,177
Hubbell, Inc.	3,227	1,516,690
Jabil, Inc.	6,605	1,458,978
Keysight Technologies, Inc.†	10,537	1,927,850
Mettler-Toledo International, Inc.†	1,193	1,689,634
TE Connectivity PLC	17,694	4,370,595
Trimble, Inc.†	14,485	1,155,179
		33,744,886
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	6,400	1,708,416
Engineering & Construction — 0.1%
EMCOR Group, Inc.	2,612	1,765,137
Jacobs Solutions, Inc.	7,174	1,117,781
		2,882,918
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	9,500	1,420,535
TKO Group Holdings, Inc.	4,296	809,366
		2,229,901

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	9,714	$ 1,033,084
Republic Services, Inc.	12,221	2,544,901
Veralto Corp.	15,000	1,480,200
Waste Management, Inc.	22,181	4,431,098
		9,489,283
Food — 0.5%
Conagra Brands, Inc.	30,792	529,315
General Mills, Inc.	31,540	1,470,079
Hershey Co.	9,000	1,526,670
Hormel Foods Corp.	18,772	405,287
J.M. Smucker Co.	5,864	607,217
Kellanova	16,069	1,334,691
Kraft Heinz Co.	52,728	1,303,963
Kroger Co.	36,344	2,312,569
Lamb Weston Holdings, Inc.	7,599	469,086
McCormick & Co., Inc.	14,725	944,756
Mondelez International, Inc., Class A	76,975	4,422,984
Sysco Corp.	28,956	2,150,852
The Campbell’s Company	12,692	382,410
Tyson Foods, Inc., Class A	16,534	850,013
		18,709,892
Forest Products & Paper — 0.0%
International Paper Co.	31,840	1,230,298
Gas — 0.1%
Atmos Energy Corp.	9,621	1,652,118
NiSource, Inc.	27,898	1,174,785
		2,826,903
Hand/Machine Tools — 0.0%
Snap-on, Inc.	3,068	1,029,468
Stanley Black & Decker, Inc.	9,946	673,543
		1,703,011
Healthcare-Products — 2.6%
Abbott Laboratories	103,793	12,830,891
Agilent Technologies, Inc.	16,817	2,461,336
Align Technology, Inc.†	4,001	551,658
Baxter International, Inc.	32,938	608,365
Bio-Techne Corp.	10,199	638,151
Boston Scientific Corp.†	87,934	8,856,712
Cooper Cos., Inc.†	11,391	796,345
Danaher Corp.	37,716	8,123,272
Edwards Lifesciences Corp.†	35,363	2,915,679
GE HealthCare Technologies, Inc.	26,776	2,006,861
Hologic, Inc.†	12,923	955,139
IDEXX Laboratories, Inc.†	4,770	3,002,763
Insulet Corp.†	4,228	1,323,406
Intuitive Surgical, Inc.†	21,258	11,357,724
Medtronic PLC	75,847	6,879,323
ResMed, Inc.	8,727	2,154,522
Revvity, Inc.	6,809	637,254
Solventum Corp.†	8,916	615,561
STERIS PLC	5,915	1,394,166
Stryker Corp.	20,542	7,317,882
Thermo Fisher Scientific, Inc.	22,491	12,761,169
Waters Corp.†	3,506	1,225,698
West Pharmaceutical Services, Inc.	4,260	1,201,618
Zimmer Biomet Holdings, Inc.	11,836	1,190,228
		91,805,723
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.2%
Centene Corp.†	28,684	$ 1,014,553
Charles River Laboratories International, Inc.†	2,697	485,649
Cigna Group	15,773	3,855,079
DaVita, Inc.†	2,041	242,920
Elevance Health, Inc.	13,519	4,288,227
HCA Healthcare, Inc.	9,822	4,514,977
Humana, Inc.	7,018	1,952,337
IQVIA Holdings, Inc.†	10,172	2,201,831
Labcorp Holdings, Inc.	5,011	1,272,594
Molina Healthcare, Inc.†	3,242	496,221
Quest Diagnostics, Inc.	6,611	1,163,205
UnitedHealth Group, Inc.	53,840	18,389,590
Universal Health Services, Inc., Class B	3,230	700,942
		40,578,125
Home Builders — 0.2%
D.R. Horton, Inc.	16,275	2,426,277
Lennar Corp., Class A	13,283	1,644,037
NVR, Inc.†	171	1,233,050
PulteGroup, Inc.	11,349	1,360,405
		6,663,769
Household Products/Wares — 0.2%
Avery Dennison Corp.	4,610	806,243
Church & Dwight Co., Inc.	14,790	1,296,935
Clorox Co.	7,098	798,241
Kimberly-Clark Corp.	19,733	2,362,238
		5,263,657
Insurance — 3.2%
Aflac, Inc.	28,078	3,009,681
Allstate Corp.	15,552	2,978,519
American International Group, Inc.	38,277	3,022,352
Aon PLC, Class A	12,808	4,363,429
Arch Capital Group, Ltd.	21,903	1,890,448
Arthur J. Gallagher & Co.	15,392	3,840,150
Assurant, Inc.	2,830	599,168
Berkshire Hathaway, Inc., Class B†	109,091	52,095,316
Brown & Brown, Inc.	16,950	1,351,593
Chubb, Ltd.	21,833	6,046,431
Cincinnati Financial Corp.	9,415	1,455,465
Erie Indemnity Co., Class A	1,282	375,164
Everest Group, Ltd.	2,458	773,090
Globe Life, Inc.	4,678	615,204
Hartford Insurance Group, Inc.	16,973	2,107,707
Loews Corp.	10,309	1,026,364
Marsh & McLennan Cos., Inc.	29,210	5,203,762
MetLife, Inc.	33,455	2,670,378
Principal Financial Group, Inc.	12,307	1,034,280
Progressive Corp.	34,794	7,167,564
Prudential Financial, Inc.	20,847	2,168,088
Travelers Cos., Inc.	13,502	3,626,907
W.R. Berkley Corp.	17,935	1,279,483
Willis Towers Watson PLC	5,805	1,817,546
		110,518,089
Internet — 14.2%
Airbnb, Inc., Class A†	25,477	3,223,860
Alphabet, Inc., Class A	346,059	97,308,330
Alphabet, Inc., Class C	277,811	78,292,696
Amazon.com, Inc.†	577,363	141,003,592
AppLovin Corp., Class A†	16,091	10,255,277
Booking Holdings, Inc.	1,926	9,779,727
CDW Corp.	8,031	1,279,900

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	21,994	$ 5,594,614
eBay, Inc.	27,212	2,212,608
Expedia Group, Inc.	6,940	1,526,800
F5, Inc.†	3,396	859,358
Gen Digital, Inc.	34,987	922,257
GoDaddy, Inc., Class A†	8,390	1,116,961
Match Group, Inc.	13,011	420,776
Meta Platforms, Inc., Class A	129,034	83,659,194
Netflix, Inc.†	25,279	28,283,662
Palo Alto Networks, Inc.†	39,653	8,733,177
Robinhood Markets, Inc., Class A†	46,185	6,779,034
Uber Technologies, Inc.†	124,204	11,985,686
VeriSign, Inc.	4,893	1,173,341
		494,410,850
Iron/Steel — 0.1%
Nucor Corp.	13,599	2,040,530
Steel Dynamics, Inc.	8,348	1,308,966
		3,349,496
Leisure Time — 0.2%
Carnival Corp.†	64,194	1,850,713
Norwegian Cruise Line Holdings, Ltd.†	28,366	635,966
Royal Caribbean Cruises, Ltd.	15,055	4,318,225
		6,804,904
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	13,958	3,586,647
Las Vegas Sands Corp.	18,265	1,084,028
Marriott International, Inc., Class A	13,214	3,443,304
MGM Resorts International†	11,362	363,925
Wynn Resorts, Ltd.	4,918	585,193
		9,063,097
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	27,951	16,134,994
GE Vernova, Inc.	16,170	9,461,714
		25,596,708
Machinery-Diversified — 0.6%
Deere & Co.	15,023	6,935,067
Dover Corp.	8,279	1,502,307
IDEX Corp.	4,258	730,077
Ingersoll Rand, Inc.	22,235	1,697,198
Nordson Corp.	3,056	708,839
Otis Worldwide Corp.	23,436	2,173,923
Rockwell Automation, Inc.	6,708	2,470,959
Westinghouse Air Brake Technologies Corp.	9,983	2,040,925
Xylem, Inc.	14,197	2,141,617
		20,400,912
Media — 0.7%
Charter Communications, Inc., Class A†	5,582	1,305,295
Comcast Corp., Class A	219,577	6,111,926
FactSet Research Systems, Inc.	2,089	557,345
Fox Corp., Class A	12,365	799,397
Fox Corp., Class B	8,511	497,128
News Corp., Class A	24,389	646,308
News Corp., Class B	7,208	219,628
Paramount Skydance Corp.	19,245	296,181
Walt Disney Co.	107,097	12,061,264
Warner Bros. Discovery, Inc.†	146,343	3,285,400
		25,779,872
Security Description	Shares or Principal Amount	Value

Mining — 0.3%
Freeport-McMoRan, Inc.	85,857	$ 3,580,237
Newmont Corp.	65,956	5,340,457
		8,920,694
Miscellaneous Manufacturing — 0.6%
3M Co.	31,671	5,273,222
A.O. Smith Corp.	6,140	405,179
Axon Enterprise, Inc.†	4,684	3,429,765
Illinois Tool Works, Inc.	15,623	3,810,762
Parker-Hannifin Corp.	7,609	5,880,463
Teledyne Technologies, Inc.†	2,819	1,485,106
Textron, Inc.	10,532	851,091
		21,135,588
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	2,988	804,519
Oil & Gas — 2.2%
APA Corp.	19,489	441,426
Chevron Corp.	114,270	18,022,664
ConocoPhillips	74,536	6,623,269
Coterra Energy, Inc.	47,510	1,124,087
Devon Energy Corp.	36,495	1,185,722
Diamondback Energy, Inc.	11,324	1,621,483
EOG Resources, Inc.	32,777	3,469,118
EQT Corp.	36,603	1,961,189
Expand Energy Corp.	13,567	1,401,607
Exxon Mobil Corp.	253,624	29,004,441
Marathon Petroleum Corp.	18,009	3,510,134
Occidental Petroleum Corp.	43,584	1,795,661
Phillips 66	24,281	3,305,615
Texas Pacific Land Corp.	1,103	1,040,548
Valero Energy Corp.	18,396	3,119,226
		77,626,190
Oil & Gas Services — 0.2%
Baker Hughes Co.	59,491	2,879,959
Halliburton Co.	51,434	1,380,489
SLB, Ltd.	87,549	3,157,017
		7,417,465
Packaging & Containers — 0.1%
Amcor PLC	134,672	1,063,909
Ball Corp.	15,292	718,724
Packaging Corp. of America	5,272	1,032,047
Smurfit WestRock PLC	31,897	1,177,637
		3,992,317
Pharmaceuticals — 4.2%
AbbVie, Inc.	105,094	22,914,696
Becton Dickinson & Co.	16,862	3,013,408
Bristol-Myers Squibb Co.	122,076	5,624,041
Cardinal Health, Inc.	14,312	2,730,300
Cencora, Inc.	11,589	3,914,880
CVS Health Corp.	75,604	5,908,453
Dexcom, Inc.†	23,879	1,390,235
Eli Lilly & Co.	47,297	40,810,690
Henry Schein, Inc.†	6,337	400,498
Johnson & Johnson	143,274	27,060,160
McKesson Corp.	7,378	5,986,067
Merck & Co., Inc.	148,855	12,798,553
Pfizer, Inc.	336,665	8,298,792

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	66,667	$ 690,670
Zoetis, Inc.	26,132	3,765,360
		145,306,803
Pipelines — 0.3%
Kinder Morgan, Inc.	117,283	3,071,641
ONEOK, Inc.	37,305	2,499,435
Targa Resources Corp.	12,798	1,971,404
Williams Cos., Inc.	73,363	4,245,517
		11,787,997
Private Equity — 0.3%
Blackstone, Inc.	44,123	6,470,197
KKR & Co., Inc.	40,438	4,785,028
		11,255,225
Real Estate — 0.1%
CBRE Group, Inc., Class A†	17,716	2,700,450
CoStar Group, Inc.†	24,746	1,702,772
		4,403,222
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	9,939	578,649
American Tower Corp.	28,122	5,033,276
AvalonBay Communities, Inc.	8,658	1,505,799
BXP, Inc.	9,388	668,332
Camden Property Trust	5,848	581,759
Crown Castle, Inc.	26,054	2,350,592
Digital Realty Trust, Inc.	19,241	3,278,859
Equinix, Inc.	5,750	4,864,558
Equity Residential	20,471	1,216,796
Essex Property Trust, Inc.	3,750	944,138
Extra Space Storage, Inc.	12,282	1,640,138
Federal Realty Investment Trust	4,975	478,545
Healthpeak Properties, Inc.	39,683	712,310
Host Hotels & Resorts, Inc.	39,212	628,176
Invitation Homes, Inc.	33,235	935,565
Iron Mountain, Inc.	17,838	1,836,422
Kimco Realty Corp.	39,135	808,529
Mid-America Apartment Communities, Inc.	6,775	868,758
Prologis, Inc.	55,238	6,854,483
Public Storage	9,449	2,632,113
Realty Income Corp.	54,696	3,171,274
Regency Centers Corp.	9,115	628,479
SBA Communications Corp.	6,462	1,237,344
Simon Property Group, Inc.	19,167	3,368,792
UDR, Inc.	19,423	654,361
Ventas, Inc.	26,670	1,967,979
VICI Properties, Inc.	64,951	1,947,881
Welltower, Inc.	39,902	7,223,858
Weyerhaeuser Co.	42,641	980,743
		59,598,508
Retail — 4.0%
AutoZone, Inc.†	1,005	3,692,802
Best Buy Co., Inc.	11,174	917,832
Chipotle Mexican Grill, Inc.†	80,663	2,556,211
Costco Wholesale Corp.	26,383	24,046,785
Darden Restaurants, Inc.	7,060	1,271,859
Dollar General Corp.	13,290	1,311,191
Dollar Tree, Inc.†	12,023	1,191,720
Domino's Pizza, Inc.	1,920	765,043
Genuine Parts Co.	8,225	1,047,125
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.	59,189	$ 22,467,553
Lowe's Cos., Inc.	33,239	7,915,203
Lululemon Athletica, Inc.†	6,237	1,063,658
McDonald's Corp.	42,536	12,694,019
O'Reilly Automotive, Inc.†	50,480	4,767,331
Ross Stores, Inc.	19,169	3,046,338
Starbucks Corp.	67,377	5,448,778
Target Corp.	27,382	2,538,859
TJX Cos., Inc.	66,293	9,290,301
Tractor Supply Co.	30,821	1,667,724
Ulta Beauty, Inc.†	2,591	1,347,009
Walmart, Inc.	261,119	26,420,020
Williams-Sonoma, Inc.	7,438	1,445,501
Yum! Brands, Inc.	16,613	2,296,083
		139,208,945
Semiconductors — 14.9%
Advanced Micro Devices, Inc.†	96,544	24,726,849
Analog Devices, Inc.	29,374	6,877,335
Applied Materials, Inc.	47,745	11,129,359
Broadcom, Inc.	279,814	103,427,649
Intel Corp.†	259,477	10,376,485
KLA Corp.	7,835	9,470,478
Lam Research Corp.	75,293	11,855,636
Microchip Technology, Inc.	31,616	1,973,471
Micron Technology, Inc.	66,688	14,922,774
Monolithic Power Systems, Inc.	2,836	2,850,180
NVIDIA Corp.	1,451,578	293,930,029
NXP Semiconductors NV	14,994	3,135,545
ON Semiconductor Corp.†	23,498	1,176,780
QUALCOMM, Inc.	64,162	11,606,906
Skyworks Solutions, Inc.	9,003	699,713
Teradyne, Inc.	9,551	1,735,990
Texas Instruments, Inc.	53,988	8,716,902
		518,612,081
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,174	700,071
Software — 10.7%
Adobe, Inc.†	25,192	8,573,090
Akamai Technologies, Inc.†	8,331	625,658
Autodesk, Inc.†	12,860	3,875,232
Broadridge Financial Solutions, Inc.	7,152	1,576,301
Cadence Design Systems, Inc.†	16,181	5,480,343
Datadog, Inc., Class A†	18,922	3,080,691
Dayforce, Inc.†	10,258	705,135
Electronic Arts, Inc.	13,491	2,699,009
Fair Isaac Corp.†	1,439	2,388,064
Fidelity National Information Services, Inc.	31,345	1,959,689
Fiserv, Inc.†	32,596	2,173,827
Intuit, Inc.	16,603	11,083,333
Jack Henry & Associates, Inc.	4,044	602,313
Microsoft Corp.	442,206	228,978,689
MSCI, Inc.	4,636	2,728,518
Oracle Corp.	98,589	25,890,457
Palantir Technologies, Inc., Class A†	135,298	27,123,190
Paychex, Inc.	19,150	2,241,125
Paycom Software, Inc.	3,038	568,379
PTC, Inc.†	7,258	1,441,003
Roper Technologies, Inc.	6,330	2,824,130
Salesforce, Inc.	57,009	14,845,714
ServiceNow, Inc.†	12,372	11,373,332
Synopsys, Inc.†	10,942	4,965,698

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc.†	10,194	$ 2,613,436
Tyler Technologies, Inc.†	2,561	1,219,702
Workday, Inc., Class A†	12,907	3,096,647
		374,732,705
Telecommunications — 1.8%
Arista Networks, Inc.†	61,213	9,652,678
AT&T, Inc.	425,675	10,535,457
Cisco Systems, Inc.	234,974	17,178,949
Corning, Inc.	46,713	4,161,194
Motorola Solutions, Inc.	9,875	4,016,261
T-Mobile US, Inc.	28,596	6,006,590
Verizon Communications, Inc.	250,630	9,960,036
		61,511,165
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	8,460	645,583
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	6,882	1,059,759
CSX Corp.	111,625	4,020,733
Expeditors International of Washington, Inc.	8,149	993,363
FedEx Corp.	12,961	3,289,761
JB Hunt Transport Services, Inc.	4,371	738,087
Norfolk Southern Corp.	13,149	3,726,164
Old Dominion Freight Line, Inc.	10,767	1,511,902
Union Pacific Corp.	35,144	7,744,683
United Parcel Service, Inc., Class B	43,742	4,217,604
		27,302,056
Security Description	Shares or Principal Amount	Value

Water — 0.0%
American Water Works Co., Inc.	11,885	$ 1,526,391
Total Common Stocks (cost $1,343,025,696)		3,470,500,029
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core S&P 500 ETF (cost $1,490,775)	2,703	1,852,177
Total Long-Term Investment Securities (cost $1,344,516,471)		3,472,352,206
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $15,419,210)	15,419,210	15,419,210
TOTAL INVESTMENTS (cost $1,359,935,681)	100.0%	3,487,771,416
Other assets less liabilities	0.0	513,234
NET ASSETS	100.0%	$3,488,284,650
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
52	Long	S&P 500 E-Mini Index	December 2025	$17,603,327	$17,872,400	$269,073
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,470,500,029	$—	$—	$3,470,500,029
Unaffiliated Investment Companies	1,852,177	—	—	1,852,177
Short-Term Investments	15,419,210	—	—	15,419,210
Total Investments at Value	$3,487,771,416	$—	$—	$3,487,771,416
Other Financial Instruments:†
Futures Contracts	$269,073	$—	$—	$269,073
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	9,034	$ 231,812
Omnicom Group, Inc.	5,078	380,952
		612,764
Aerospace/Defense — 2.9%
Boeing Co.†	19,334	3,886,521
General Dynamics Corp.	6,459	2,227,709
General Electric Co.	16,014	4,947,525
L3Harris Technologies, Inc.	4,767	1,378,140
Lockheed Martin Corp.	5,273	2,593,683
Northrop Grumman Corp.	3,448	2,011,736
RTX Corp.	14,744	2,631,804
		19,677,118
Agriculture — 0.7%
Altria Group, Inc.	23,104	1,302,603
Archer-Daniels-Midland Co.	12,403	750,754
Bunge Global SA	3,510	332,046
Philip Morris International, Inc.	18,357	2,649,466
		5,034,869
Airlines — 0.1%
Southwest Airlines Co.	13,688	414,746
Apparel — 0.3%
NIKE, Inc., Class B	30,363	1,961,146
Auto Manufacturers — 0.5%
Ford Motor Co.	100,797	1,323,465
General Motors Co.	24,473	1,690,839
PACCAR, Inc.	6,002	590,597
		3,604,901
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,660	459,026
Banks — 7.5%
Bank of America Corp.	174,592	9,331,943
Bank of New York Mellon Corp.	8,266	892,149
Citigroup, Inc.	47,100	4,767,933
Citizens Financial Group, Inc.	10,958	557,434
Fifth Third Bancorp	17,006	707,790
Goldman Sachs Group, Inc.	7,756	6,122,354
Huntington Bancshares, Inc.	39,753	613,786
JPMorgan Chase & Co.	30,294	9,425,069
KeyCorp	24,291	427,279
M&T Bank Corp.	4,024	739,893
Morgan Stanley	17,138	2,810,632
Northern Trust Corp.	4,939	635,501
PNC Financial Services Group, Inc.	10,078	1,839,739
Regions Financial Corp.	22,872	553,502
State Street Corp.	7,308	845,243
Truist Financial Corp.	32,829	1,465,158
US Bancorp	39,753	1,855,670
Wells Fargo & Co.	82,076	7,138,150
		50,729,225
Beverages — 2.1%
Brown-Forman Corp., Class B	4,788	130,377
Coca-Cola Co.	99,238	6,837,498
Constellation Brands, Inc., Class A	3,721	488,865
Keurig Dr Pepper, Inc.	34,867	946,988
Molson Coors Beverage Co., Class B	4,097	179,121
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Monster Beverage Corp.†	10,321	$ 689,752
PepsiCo, Inc.	35,073	5,123,815
		14,396,416
Biotechnology — 1.5%
Amgen, Inc.	7,851	2,342,974
Biogen, Inc.†	3,785	583,912
Corteva, Inc.	17,298	1,062,789
Gilead Sciences, Inc.	31,861	3,816,629
Incyte Corp.†	1,689	157,888
Moderna, Inc.†	8,904	241,832
Regeneron Pharmaceuticals, Inc.	2,621	1,708,368
		9,914,392
Building Materials — 0.6%
Builders FirstSource, Inc.†	1,392	161,709
Carrier Global Corp.	10,738	638,803
Johnson Controls International PLC	16,690	1,909,169
Martin Marietta Materials, Inc.	747	457,986
Masco Corp.	3,288	212,931
Mohawk Industries, Inc.†	1,378	156,596
Vulcan Materials Co.	1,254	363,033
		3,900,227
Chemicals — 1.8%
Air Products & Chemicals, Inc.	5,665	1,374,272
Albemarle Corp.	3,091	303,629
CF Industries Holdings, Inc.	4,230	352,317
Dow, Inc.	17,667	421,358
DuPont de Nemours, Inc.	10,737	876,676
Eastman Chemical Co.	3,028	180,227
Ecolab, Inc.	3,305	847,402
International Flavors & Fragrances, Inc.	6,642	418,247
Linde PLC	12,012	5,024,620
LyondellBasell Industries NV, Class A	6,703	311,153
Mosaic Co.	8,351	229,235
PPG Industries, Inc.	5,768	563,822
Sherwin-Williams Co.	2,574	887,875
Solstice Advanced Materials, Inc.†	4,072	183,525
		11,974,358
Commercial Services — 1.1%
Automatic Data Processing, Inc.	4,489	1,168,487
Block, Inc.†	8,924	677,688
Equifax, Inc.	3,186	672,565
Global Payments, Inc.	6,171	479,857
Moody's Corp.	1,912	918,333
PayPal Holdings, Inc.†	8,126	562,888
Rollins, Inc.	3,101	178,649
S&P Global, Inc.	4,233	2,062,360
Verisk Analytics, Inc.	1,978	432,707
		7,153,534
Computers — 9.8%
Accenture PLC, Class A	15,994	4,000,099
Apple, Inc.	205,322	55,512,909
Cognizant Technology Solutions Corp., Class A	12,639	921,130
Dell Technologies, Inc., Class C	4,043	655,007
EPAM Systems, Inc.†	1,438	235,171
Hewlett Packard Enterprise Co.	33,657	821,904
HP, Inc.	23,984	663,637
Leidos Holdings, Inc.	1,622	308,942
NetApp, Inc.	2,671	314,590

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Seagate Technology Holdings PLC	5,404	$ 1,382,776
Western Digital Corp.	8,964	1,346,483
		66,162,648
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	11,622	895,475
Estee Lauder Cos., Inc., Class A	6,046	584,588
Kenvue, Inc.	49,494	711,229
Procter & Gamble Co.	60,014	9,024,305
		11,215,597
Distribution/Wholesale — 0.1%
Fastenal Co.	12,739	524,210
LKQ Corp.	6,835	218,447
Pool Corp.	856	228,603
		971,260
Diversified Financial Services — 2.8%
Blackrock, Inc.	3,683	3,987,989
Capital One Financial Corp.	16,420	3,612,236
Cboe Global Markets, Inc.	2,639	648,244
Charles Schwab Corp.	43,621	4,123,057
CME Group, Inc.	9,232	2,451,004
Coinbase Global, Inc., Class A†	2,977	1,023,433
Franklin Resources, Inc.	8,151	184,294
Intercontinental Exchange, Inc.	7,068	1,033,978
Invesco, Ltd.	11,779	279,162
Nasdaq, Inc.	6,741	576,288
Raymond James Financial, Inc.	1,684	267,200
T. Rowe Price Group, Inc.	5,595	573,655
		18,760,540
Electric — 3.6%
AES Corp.	18,695	259,300
Alliant Energy Corp.	6,633	443,217
Ameren Corp.	6,980	712,100
American Electric Power Co., Inc.	13,779	1,657,062
CenterPoint Energy, Inc.	16,853	644,459
CMS Energy Corp.	7,768	571,336
Consolidated Edison, Inc.	9,269	902,893
Dominion Energy, Inc.	21,725	1,275,040
DTE Energy Co.	5,359	726,359
Duke Energy Corp.	19,914	2,475,310
Edison International	9,934	550,145
Entergy Corp.	11,501	1,105,131
Evergy, Inc.	5,958	457,634
Eversource Energy	9,377	692,116
Exelon Corp.	26,046	1,201,241
FirstEnergy Corp.	13,059	598,494
NextEra Energy, Inc.	17,327	1,410,418
PG&E Corp.	56,468	901,229
Pinnacle West Capital Corp.	3,134	277,422
PPL Corp.	8,776	320,499
Public Service Enterprise Group, Inc.	6,696	539,430
Sempra	16,673	1,532,916
Southern Co.	28,215	2,653,339
WEC Energy Group, Inc.	8,207	916,968
Xcel Energy, Inc.	15,139	1,228,833
		24,052,891
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,080	622,499
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.	4,539	$ 633,508
Generac Holdings, Inc.†	595	99,972
		1,355,979
Electronics — 1.2%
Allegion PLC	1,075	178,203
Fortive Corp.	8,734	439,670
Honeywell International, Inc.	16,290	3,279,666
Jabil, Inc.	2,724	601,704
Keysight Technologies, Inc.†	4,443	812,891
Mettler-Toledo International, Inc.†	304	430,552
TE Connectivity PLC	7,628	1,884,192
Trimble, Inc.†	3,507	279,683
		7,906,561
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,323	353,162
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,036	473,039
Environmental Control — 0.2%
Pentair PLC	1,523	161,971
Veralto Corp.	3,383	333,834
Waste Management, Inc.	4,422	883,383
		1,379,188
Food — 1.2%
Conagra Brands, Inc.	12,550	215,734
General Mills, Inc.	13,509	629,654
Hershey Co.	3,823	648,495
Hormel Foods Corp.	7,650	165,164
J.M. Smucker Co.	2,798	289,733
Kellanova	6,993	580,839
Kraft Heinz Co.	21,892	541,389
Kroger Co.	15,689	998,291
Lamb Weston Holdings, Inc.	3,379	208,586
McCormick & Co., Inc.	6,554	420,505
Mondelez International, Inc., Class A	33,069	1,900,145
Sysco Corp.	12,196	905,919
The Campbell’s Company	5,173	155,862
Tyson Foods, Inc., Class A	7,159	368,044
		8,028,360
Forest Products & Paper — 0.1%
International Paper Co.	13,436	519,167
Gas — 0.2%
Atmos Energy Corp.	4,058	696,840
NiSource, Inc.	11,897	500,982
		1,197,822
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,358	455,677
Stanley Black & Decker, Inc.	4,054	274,537
		730,214
Healthcare-Products — 4.1%
Abbott Laboratories	44,592	5,512,463
Agilent Technologies, Inc.	7,209	1,055,109
Align Technology, Inc.†	1,740	239,911
Baxter International, Inc.	13,489	249,142
Bio-Techne Corp.	4,156	260,041
Cooper Cos., Inc.†	4,957	346,544
Danaher Corp.	16,354	3,522,325
Edwards Lifesciences Corp.†	15,129	1,247,386

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
GE HealthCare Technologies, Inc.	11,770	$ 882,162
Hologic, Inc.†	5,800	428,678
IDEXX Laboratories, Inc.†	2,048	1,289,237
Medtronic PLC	32,866	2,980,946
Revvity, Inc.	2,895	270,943
Solventum Corp.†	3,860	266,494
STERIS PLC	2,542	599,149
Stryker Corp.	4,118	1,466,996
Thermo Fisher Scientific, Inc.	9,674	5,488,931
Waters Corp.†	843	294,713
West Pharmaceutical Services, Inc.	1,806	509,418
Zimmer Biomet Holdings, Inc.	4,970	499,783
		27,410,371
Healthcare-Services — 2.4%
Centene Corp.†	12,160	430,099
Charles River Laboratories International, Inc.†	1,289	232,110
Cigna Group	6,811	1,664,677
Elevance Health, Inc.	5,746	1,822,631
HCA Healthcare, Inc.	1,702	782,375
Humana, Inc.	3,091	859,885
IQVIA Holdings, Inc.†	4,314	933,809
Labcorp Holdings, Inc.	2,124	539,411
Molina Healthcare, Inc.†	1,423	217,805
Quest Diagnostics, Inc.	2,823	496,707
UnitedHealth Group, Inc.	23,204	7,925,558
Universal Health Services, Inc., Class B	1,400	303,814
		16,208,881
Home Builders — 0.3%
D.R. Horton, Inc.	7,089	1,056,828
Lennar Corp., Class A	5,769	714,029
NVR, Inc.†	25	180,271
		1,951,128
Household Products/Wares — 0.3%
Avery Dennison Corp.	1,940	339,286
Church & Dwight Co., Inc.	6,259	548,852
Clorox Co.	3,191	358,860
Kimberly-Clark Corp.	8,547	1,023,161
		2,270,159
Insurance — 4.1%
Aflac, Inc.	12,363	1,325,190
Allstate Corp.	6,759	1,294,484
American International Group, Inc.	15,600	1,231,776
Aon PLC, Class A	2,712	923,924
Arthur J. Gallagher & Co.	3,559	887,935
Assurant, Inc.	1,300	275,236
Berkshire Hathaway, Inc., Class B†	23,961	11,442,336
Chubb, Ltd.	9,492	2,628,714
Cincinnati Financial Corp.	1,890	292,175
Everest Group, Ltd.	1,051	330,561
Globe Life, Inc.	2,025	266,308
Hartford Insurance Group, Inc.	3,200	397,376
Loews Corp.	4,366	434,679
Marsh & McLennan Cos., Inc.	7,009	1,248,653
MetLife, Inc.	14,175	1,131,449
Principal Financial Group, Inc.	5,164	433,983
Prudential Financial, Inc.	9,054	941,616
Travelers Cos., Inc.	5,728	1,538,655
Security Description	Shares or Principal Amount	Value

Insurance (continued)
W.R. Berkley Corp.	3,465	$ 247,193
Willis Towers Watson PLC	1,283	401,707
		27,673,950
Internet — 4.2%
Amazon.com, Inc.†	104,435	25,505,116
CDW Corp.	3,331	530,861
eBay, Inc.	3,893	316,540
F5, Inc.†	819	207,248
Gen Digital, Inc.	5,989	157,870
Match Group, Inc.	6,211	200,864
Robinhood Markets, Inc., Class A†	6,593	967,721
VeriSign, Inc.	2,133	511,493
		28,397,713
Iron/Steel — 0.2%
Nucor Corp.	5,917	887,846
Steel Dynamics, Inc.	3,572	560,089
		1,447,935
Lodging — 0.0%
MGM Resorts International†	5,294	169,567
Machinery-Diversified — 0.8%
Deere & Co.	3,596	1,660,022
Dover Corp.	1,873	339,875
IDEX Corp.	1,956	335,376
Nordson Corp.	1,336	309,885
Otis Worldwide Corp.	10,138	940,401
Rockwell Automation, Inc.	2,893	1,065,665
Xylem, Inc.	6,251	942,963
		5,594,187
Media — 1.6%
Charter Communications, Inc., Class A†	2,338	546,718
Comcast Corp., Class A	94,396	2,627,513
FactSet Research Systems, Inc.	535	142,738
Fox Corp., Class A	5,268	340,576
Fox Corp., Class B	3,467	202,507
News Corp., Class A	9,941	263,437
News Corp., Class B	2,935	89,429
Paramount Skydance Corp.	8,106	124,751
Walt Disney Co.	46,050	5,186,151
Warner Bros. Discovery, Inc.†	62,955	1,413,340
		10,937,160
Mining — 0.6%
Freeport-McMoRan, Inc.	36,575	1,525,177
Newmont Corp.	28,182	2,281,897
		3,807,074
Miscellaneous Manufacturing — 0.7%
3M Co.	13,622	2,268,063
A.O. Smith Corp.	2,829	186,686
Illinois Tool Works, Inc.	4,041	985,681
Teledyne Technologies, Inc.†	1,210	637,452
Textron, Inc.	4,482	362,190
		4,440,072
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	677	182,282
Oil & Gas — 4.9%
APA Corp.	9,471	214,518
Chevron Corp.	49,309	7,777,016

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
ConocoPhillips	32,012	$ 2,844,586
Coterra Energy, Inc.	19,700	466,102
Devon Energy Corp.	16,285	529,100
Diamondback Energy, Inc.	4,774	683,589
EOG Resources, Inc.	13,904	1,471,599
EQT Corp.	15,713	841,903
Expand Energy Corp.	6,013	621,203
Exxon Mobil Corp.	109,229	12,491,428
Marathon Petroleum Corp.	7,745	1,509,578
Occidental Petroleum Corp.	18,500	762,200
Phillips 66	10,392	1,414,767
Valero Energy Corp.	7,900	1,339,524
		32,967,113
Oil & Gas Services — 0.5%
Baker Hughes Co.	25,465	1,232,761
Halliburton Co.	21,694	582,267
SLB, Ltd.	37,949	1,368,441
		3,183,469
Packaging & Containers — 0.2%
Amcor PLC	59,865	472,933
Ball Corp.	6,832	321,104
Packaging Corp. of America	1,172	229,431
Smurfit WestRock PLC	13,017	480,588
		1,504,056
Pharmaceuticals — 6.0%
AbbVie, Inc.	26,251	5,723,768
Becton Dickinson & Co.	7,382	1,319,237
Bristol-Myers Squibb Co.	52,079	2,399,280
Cardinal Health, Inc.	6,138	1,170,946
Cencora, Inc.	4,987	1,684,658
CVS Health Corp.	32,494	2,539,406
Dexcom, Inc.†	5,565	323,994
Henry Schein, Inc.†	2,686	169,755
Johnson & Johnson	61,704	11,654,035
McKesson Corp.	3,185	2,584,118
Merck & Co., Inc.	63,996	5,502,376
Pfizer, Inc.	146,021	3,599,418
Viatris, Inc.	28,855	298,938
Zoetis, Inc.	11,412	1,644,355
		40,614,284
Pipelines — 0.4%
Kinder Morgan, Inc.	50,478	1,322,019
ONEOK, Inc.	7,214	483,338
Williams Cos., Inc.	15,078	872,564
		2,677,921
Private Equity — 0.6%
Blackstone, Inc.	18,912	2,773,256
KKR & Co., Inc.	9,895	1,170,875
		3,944,131
Real Estate — 0.1%
CoStar Group, Inc.†	10,936	752,506
REITS — 2.7%
Alexandria Real Estate Equities, Inc.	4,050	235,791
American Tower Corp.	11,973	2,142,928
AvalonBay Communities, Inc.	1,983	344,883
BXP, Inc.	3,826	272,373
Camden Property Trust	1,374	136,686
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.	11,216	$ 1,011,908
Digital Realty Trust, Inc.	8,158	1,390,205
Equinix, Inc.	1,335	1,129,423
Equity Residential	8,894	528,659
Essex Property Trust, Inc.	878	221,054
Extra Space Storage, Inc.	3,023	403,691
Federal Realty Investment Trust	2,027	194,977
Healthpeak Properties, Inc.	18,030	323,639
Host Hotels & Resorts, Inc.	5,674	90,897
Invitation Homes, Inc.	14,093	396,718
Kimco Realty Corp.	17,568	362,955
Mid-America Apartment Communities, Inc.	1,773	227,352
Prologis, Inc.	23,782	2,951,108
Realty Income Corp.	23,252	1,348,151
Regency Centers Corp.	4,291	295,864
SBA Communications Corp.	2,698	516,613
UDR, Inc.	4,353	146,653
Ventas, Inc.	11,539	851,463
VICI Properties, Inc.	27,099	812,699
Welltower, Inc.	7,903	1,430,759
Weyerhaeuser Co.	18,840	433,320
		18,200,769
Retail — 4.3%
Best Buy Co., Inc.	5,025	412,754
Darden Restaurants, Inc.	1,727	311,119
Dollar General Corp.	5,588	551,312
Dollar Tree, Inc.†	4,976	493,221
Domino's Pizza, Inc.	472	188,073
Genuine Parts Co.	3,607	459,207
Home Depot, Inc.	14,275	5,418,647
Lowe's Cos., Inc.	14,384	3,425,262
Lululemon Athletica, Inc.†	1,520	259,221
McDonald's Corp.	18,283	5,456,196
Ross Stores, Inc.	8,328	1,323,486
Starbucks Corp.	29,124	2,355,258
Target Corp.	11,699	1,084,731
TJX Cos., Inc.	11,664	1,634,593
Tractor Supply Co.	6,402	346,412
Ulta Beauty, Inc.†	1,147	596,302
Walmart, Inc.	37,016	3,745,279
Yum! Brands, Inc.	4,227	584,214
		28,645,287
Semiconductors — 6.6%
Advanced Micro Devices, Inc.†	41,579	10,649,213
Analog Devices, Inc.	12,726	2,979,538
Applied Materials, Inc.	11,943	2,783,913
Intel Corp.†	111,896	4,474,721
Lam Research Corp.	32,412	5,103,594
Microchip Technology, Inc.	13,831	863,331
Micron Technology, Inc.	28,673	6,416,157
NXP Semiconductors NV	3,905	816,614
ON Semiconductor Corp.†	10,554	528,544
QUALCOMM, Inc.	27,615	4,995,554
Skyworks Solutions, Inc.	3,920	304,662
Teradyne, Inc.	4,056	737,219
Texas Instruments, Inc.	23,228	3,750,393
		44,403,453
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,029	331,359

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 8.6%
Adobe, Inc.†	6,293	$ 2,141,571
Akamai Technologies, Inc.†	3,577	268,633
Broadridge Financial Solutions, Inc.	1,693	373,137
Cadence Design Systems, Inc.†	3,168	1,072,970
Electronic Arts, Inc.	3,458	691,807
Fidelity National Information Services, Inc.	13,490	843,395
Jack Henry & Associates, Inc.	1,115	166,068
Microsoft Corp.	91,414	47,335,083
Paychex, Inc.	4,427	518,092
PTC, Inc.†	1,577	313,098
Roper Technologies, Inc.	2,742	1,223,343
Synopsys, Inc.†	2,287	1,037,886
Take-Two Interactive Software, Inc.†	4,476	1,147,512
Workday, Inc., Class A†	2,927	702,246
		57,834,841
Telecommunications — 2.9%
AT&T, Inc.	183,012	4,529,547
Cisco Systems, Inc.	101,459	7,417,667
Corning, Inc.	19,907	1,773,316
T-Mobile US, Inc.	5,795	1,217,240
Verizon Communications, Inc.	107,826	4,285,005
		19,222,775
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,447	263,041
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,048	469,362
CSX Corp.	25,519	919,194
Expeditors International of Washington, Inc.	3,465	422,384
FedEx Corp.	5,572	1,414,285
JB Hunt Transport Services, Inc.	1,950	329,277
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Norfolk Southern Corp.	5,777	$ 1,637,086
Old Dominion Freight Line, Inc.	2,479	348,101
Union Pacific Corp.	15,220	3,354,031
United Parcel Service, Inc., Class B	18,785	1,811,250
		10,704,970
Water — 0.1%
American Water Works Co., Inc.	5,036	646,773
Total Common Stocks (cost $596,024,224)		669,326,377
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares S&P 500 Value ETF (cost $320,878)	1,626	339,493
Total Long-Term Investment Securities (cost $596,345,102)		669,665,870
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $2,596,137)	2,596,137	2,596,137
TOTAL INVESTMENTS (cost $598,941,239)	100.0%	672,262,007
Other assets less liabilities	0.0	221,165
NET ASSETS	100.0%	$672,483,172
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
26	Long	Micro E-mini S&P 500 Index	December 2025	$888,525	$893,620	$5,095
						Unrealized (Depreciation)
22	Long	E-Mini Russell 1000 Index	December 2025	$2,234,260	$2,220,680	$(13,580)
		Net Unrealized Appreciation (Depreciation)				$(8,485)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$669,326,377	$—	$—	$669,326,377
Unaffiliated Investment Companies	339,493	—	—	339,493
Short-Term Investments	2,596,137	—	—	2,596,137
Total Investments at Value	$672,262,007	$—	$—	$672,262,007
Other Financial Instruments:†
Futures Contracts	$5,095	$—	$—	$5,095
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,580	$—	$—	$13,580
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.2%
Curtiss-Wright Corp.	8,269	$ 4,926,091
General Electric Co.	47,710	14,740,005
		19,666,096
Apparel — 1.0%
Tapestry, Inc.	77,645	8,526,974
Auto Manufacturers — 2.9%
Tesla, Inc.†	55,661	25,412,586
Auto Parts & Equipment — 0.2%
Aptiv PLC†	14,293	1,159,162
Banks — 2.5%
Citigroup, Inc.	68,748	6,959,360
Northern Trust Corp.	70,526	9,074,580
Popular, Inc.	56,568	6,305,635
		22,339,575
Biotechnology — 0.5%
Incyte Corp.†	29,958	2,800,474
Vertex Pharmaceuticals, Inc.†	4,325	1,840,590
		4,641,064
Chemicals — 0.1%
RPM International, Inc.	9,432	1,030,729
Commercial Services — 0.7%
Verisk Analytics, Inc.	29,398	6,431,106
Computer Graphics — 0.1%
Canva, Inc., Class A†(1)(2)	245	420,315
Computers — 12.0%
Apple, Inc.	338,816	91,605,682
Leidos Holdings, Inc.	29,519	5,622,484
Okta, Inc.†	97,509	8,924,999
		106,153,165
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	73,798	5,686,136
Diversified Financial Services — 3.1%
Ameriprise Financial, Inc.	17,735	8,029,876
Mastercard, Inc., Class A	16,802	9,274,536
Synchrony Financial	33,508	2,492,325
Visa, Inc., Class A	22,306	7,600,546
		27,397,283
Electric — 0.9%
NRG Energy, Inc.	47,202	8,112,136
Electronics — 1.2%
Amphenol Corp., Class A	61,854	8,618,736
nVent Electric PLC	19,492	2,228,910
		10,847,646
Entertainment — 0.1%
DraftKings, Inc., Class A†	36,255	1,109,040
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	1,787	1,027,016
Healthcare-Products — 0.1%
Exact Sciences Corp.†	12,627	816,841
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.5%
Humana, Inc.	26,302	$ 7,316,953
IQVIA Holdings, Inc.†	28,577	6,185,778
		13,502,731
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	31,108	3,723,939
Insurance — 1.0%
Equitable Holdings, Inc.	183,746	9,077,052
Internet — 18.3%
Alphabet, Inc., Class A	77,745	21,861,117
Alphabet, Inc., Class C	66,957	18,869,822
Amazon.com, Inc.†	176,466	43,096,527
AppLovin Corp., Class A†	14,262	9,089,600
Booking Holdings, Inc.	1,953	9,916,826
Expedia Group, Inc.	4,000	880,000
Meta Platforms, Inc., Class A	57,655	37,380,619
Netflix, Inc.†	6,263	7,007,420
Robinhood Markets, Inc., Class A†	3,867	567,598
Spotify Technology SA†	16,079	10,536,890
Uber Technologies, Inc.†	27,625	2,665,813
		161,872,232
Leisure Time — 1.0%
Viking Holdings, Ltd.†	142,668	8,681,348
Machinery-Diversified — 0.7%
Flowserve Corp.	29,707	2,027,503
Westinghouse Air Brake Technologies Corp.	19,758	4,039,325
		6,066,828
Oil & Gas — 0.3%
Phillips 66	20,790	2,830,351
Pharmaceuticals — 3.7%
AbbVie, Inc.	29,922	6,524,193
Bristol-Myers Squibb Co.	94,726	4,364,027
Dexcom, Inc.†	14,188	826,026
Eli Lilly & Co.	10,120	8,732,143
McKesson Corp.	11,548	9,369,354
Pfizer, Inc.	109,934	2,709,873
		32,525,616
REITS — 0.5%
Lamar Advertising Co., Class A	38,425	4,556,821
Retail — 1.5%
Costco Wholesale Corp.	3,367	3,068,852
O'Reilly Automotive, Inc.†	102,511	9,681,139
		12,749,991
Semiconductors — 22.2%
Broadcom, Inc.	111,005	41,030,778
KLA Corp.	3,516	4,249,930
Lam Research Corp.	117,618	18,520,130
NVIDIA Corp.	656,039	132,841,337
		196,642,175
Software — 18.6%
Atlassian Corp., Class A†	35,624	6,035,418
Autodesk, Inc.†	33,522	10,101,520
Datadog, Inc., Class A†	20,520	3,340,861
Dropbox, Inc., Class A†	218,559	6,338,211
Guidewire Software, Inc.†	36,723	8,579,962
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	179,626	93,012,139

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	17,203	$ 4,517,680
Palantir Technologies, Inc., Class A†	10,175	2,039,782
Pegasystems, Inc.	58,678	3,734,855
ROBLOX Corp., Class A†	78,008	8,871,070
Salesforce, Inc.	18,465	4,808,471
ServiceNow, Inc.†	3,669	3,372,838
Veeva Systems, Inc., Class A†	33,952	9,886,822
		164,640,679
Telecommunications — 1.5%
Arista Networks, Inc.†	85,909	13,546,990
Total Common Stocks (cost $555,727,942)		881,193,623
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automotive - Cars & Lt. Trucks — 0.0%
Waymo LLC Series A-2†(1)(2)	4,915	359,802
Computer Software — 0.0%
Formagrid, Inc. Series F†(1)(2)	2,702	162,120
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	9,191	295,736
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	153,650
Industrial Automation/Robotics — 0.1%
Nuro, Inc. Series C †(1)(2)	47,284	659,375
Nuro, Inc. Series D †(1)(2)	10,245	142,867
		802,242
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	444,510
Software — 0.0%
Celonis SE Series D†(1)(2)	187	12,978
Total Convertible Preferred Stocks (cost $3,210,009)		2,231,038
Total Long-Term Investment Securities (cost $558,937,951)		883,424,661
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025 (cost $1,738,639)	$1,739,000	1,738,441
TOTAL INVESTMENTS (cost $560,676,590)	100.0%	885,163,102
Other assets less liabilities	(0.0)	(170,688)
NET ASSETS	100.0%	$884,992,414
^	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class A	12/17/21, 12/22/21	245	$417,520	$420,315	$1,715.57	0.1%
Epic Games, Inc.	06/18/20, 03/29/21	1,787	1,170,114	1,027,016	574.72	0.1
Magic Leap, Inc., Class A	01/20/16, 10/12/17	2,188	1,064,503	1,050	0.48	0.0
Convertible Preferred Stocks
Celonis SE Series D	10/04/22	187	69,150	12,978	69.40	0.0
Formagrid, Inc. Series F	12/08/21	2,702	506,043	162,120	60.00	0.0
Nuro, Inc. Series C	10/30/20, 03/02/21	47,284	617,274	659,375	13.95	0.1
Nuro, Inc. Series D	10/29/21	10,245	213,564	142,867	13.95	0.0
Rappi, Inc. Series E	09/08/20, 09/24/20	9,191	549,126	295,736	32.18	0.0
Redwood Materials, Inc. Series C	05/28/21	9,878	468,252	444,510	45.00	0.1
Sila Nanotechnologies, Inc. Series F	01/07/21	8,833	364,563	153,650	17.40	0.0
Waymo LLC Series A-2	05/08/20	4,915	422,037	359,802	73.21	0.0
				$3,679,419		0.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$420,315	$420,315
Entertainment Software	—	—	1,027,016	1,027,016
Software	164,639,629	—	1,050	164,640,679
Other Industries	715,105,613	—	—	715,105,613
Convertible Preferred Stocks	—	—	2,231,038	2,231,038
Short-Term Investments	—	1,738,441	—	1,738,441
Total Investments at Value	$879,745,242	$1,738,441	$3,679,419	$885,163,102
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 2.8%
Howmet Aerospace, Inc.	41,368	$ 8,519,740
RTX Corp.	55,123	9,839,455
		18,359,195
Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	7,132	5,031,891
Banks — 4.8%
Bank of America Corp.	52,925	2,828,841
Goldman Sachs Group, Inc.	13,293	10,493,095
JPMorgan Chase & Co.	56,973	17,725,440
		31,047,376
Beverages — 0.6%
Diageo PLC	178,630	4,106,658
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.†	11,923	5,074,071
Chemicals — 0.9%
Linde PLC	14,429	6,035,651
Commercial Services — 0.4%
TransUnion	31,910	2,590,454
Computers — 9.1%
Apple, Inc.	157,551	42,597,064
Check Point Software Technologies, Ltd.†	45,152	8,835,343
EPAM Systems, Inc.†	20,325	3,323,951
Seagate Technology Holdings PLC	16,180	4,140,138
		58,896,496
Cosmetics/Personal Care — 2.7%
Colgate-Palmolive Co.	58,790	4,529,769
Kenvue, Inc.	213,669	3,070,424
Procter & Gamble Co.	63,281	9,515,564
		17,115,757
Diversified Financial Services — 5.8%
CME Group, Inc.	31,469	8,354,705
Mastercard, Inc., Class A	21,151	11,675,140
Nasdaq, Inc.	56,119	4,797,613
Visa, Inc., Class A	36,843	12,553,884
		37,381,342
Electric — 3.1%
Alliant Energy Corp.	80,192	5,358,429
Southern Co.	58,592	5,509,992
Xcel Energy, Inc.	112,727	9,150,051
		20,018,472
Electrical Components & Equipment — 3.7%
AMETEK, Inc.	21,305	4,305,954
Eaton Corp. PLC	29,791	11,367,054
Emerson Electric Co.	60,371	8,425,980
		24,098,988
Electronics — 4.4%
Allegion PLC	46,717	7,744,277
Amphenol Corp., Class A	47,709	6,647,772
Hubbell, Inc.	11,368	5,342,960
TE Connectivity PLC	34,020	8,403,280
		28,138,289
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.2%
Veralto Corp.	37,811	$ 3,731,189
Waste Management, Inc.	21,557	4,306,442
		8,037,631
Food Service — 0.9%
Aramark	156,927	5,944,395
Healthcare-Products — 5.8%
Abbott Laboratories	51,280	6,339,233
Agilent Technologies, Inc.	53,642	7,851,043
Medtronic PLC	100,831	9,145,372
STERIS PLC	34,277	8,079,089
Thermo Fisher Scientific, Inc.	10,766	6,108,521
		37,523,258
Healthcare-Services — 1.4%
Cigna Group	24,638	6,021,773
ICON PLC†	16,869	2,898,432
		8,920,205
Insurance — 3.7%
Aon PLC, Class A	25,042	8,531,309
Chubb, Ltd.	31,819	8,811,954
Willis Towers Watson PLC	21,734	6,804,915
		24,148,178
Internet — 13.7%
Alphabet, Inc., Class A	120,550	33,897,454
Amazon.com, Inc.†	135,154	33,007,310
Meta Platforms, Inc., Class A	33,937	22,003,054
		88,907,818
Machinery-Diversified — 0.9%
Otis Worldwide Corp.	49,185	4,562,401
Westinghouse Air Brake Technologies Corp.	6,218	1,271,208
		5,833,609
Oil & Gas — 2.5%
ConocoPhillips	94,375	8,386,163
Exxon Mobil Corp.	65,598	7,501,787
		15,887,950
Pharmaceuticals — 2.6%
Becton Dickinson & Co.	26,404	4,718,659
Johnson & Johnson	44,082	8,325,767
Zoetis, Inc.	27,643	3,983,080
		17,027,506
REITS — 0.9%
American Tower Corp.	30,534	5,464,975
Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.†	34,057	3,005,871
Costco Wholesale Corp.	8,616	7,853,053
TJX Cos., Inc.	30,348	4,252,969
		15,111,893
Semiconductors — 12.2%
Analog Devices, Inc.	29,710	6,956,002
KLA Corp.	5,801	7,011,901
Lam Research Corp.	76,078	11,979,242
NVIDIA Corp.	237,712	48,134,303
Texas Instruments, Inc.	30,391	4,906,931
		78,988,379

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 10.1%
Fiserv, Inc.†	12,070	$ 804,949
Microsoft Corp.	105,157	54,451,346
Salesforce, Inc.	39,842	10,375,255
		65,631,550
Telecommunications — 0.9%
Arista Networks, Inc.†	35,673	5,625,275
Total Long-Term Investment Securities (cost $450,056,778)		640,947,262
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025 (cost $1,526,683)	$1,527,000	1,526,509
TOTAL INVESTMENTS (cost $451,583,461)	99.2%	642,473,771
Other assets less liabilities	0.8	5,081,335
NET ASSETS	100.0%	$647,555,106
†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$640,947,262	$—	$—	$640,947,262
Short-Term Investments	—	1,526,509	—	1,526,509
Total Investments at Value	$640,947,262	$1,526,509	$—	$642,473,771
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.9%
Advertising — 1.2%
Interpublic Group of Cos., Inc.	10,574	$ 271,329
Omnicom Group, Inc.	72,582	5,445,101
		5,716,430
Aerospace/Defense — 1.7%
Boeing Co.†	5,367	1,078,874
General Dynamics Corp.	8,894	3,067,541
L3Harris Technologies, Inc.	13,413	3,877,698
		8,024,113
Agriculture — 1.5%
Altria Group, Inc.	19,389	1,093,152
Archer-Daniels-Midland Co.	9,563	578,848
Philip Morris International, Inc.	37,379	5,394,911
		7,066,911
Airlines — 0.2%
Delta Air Lines, Inc.	16,665	956,238
Auto Parts & Equipment — 1.7%
Aptiv PLC†	58,261	4,724,967
Lear Corp.	34,111	3,569,716
		8,294,683
Banks — 7.7%
Bank of America Corp.	165,130	8,826,199
Goldman Sachs Group, Inc.	7,565	5,971,584
JPMorgan Chase & Co.	19,309	6,007,416
Morgan Stanley	20,663	3,388,732
Northern Trust Corp.	48,408	6,228,657
PNC Financial Services Group, Inc.	21,796	3,978,860
Wells Fargo & Co.	27,338	2,377,586
		36,779,034
Beverages — 0.8%
Constellation Brands, Inc., Class A	17,067	2,242,262
Diageo PLC	63,188	1,452,676
		3,694,938
Building Materials — 1.9%
Johnson Controls International PLC	32,940	3,768,007
Masco Corp.	65,803	4,261,402
Mohawk Industries, Inc.†	10,973	1,246,972
		9,276,381
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,667	889,578
Axalta Coating Systems, Ltd.†	66,799	1,901,767
DuPont de Nemours, Inc.	24,436	1,995,199
PPG Industries, Inc.	30,537	2,984,992
Solstice Advanced Materials, Inc.†	3,223	145,261
		7,916,797
Computers — 1.3%
Accenture PLC, Class A	7,267	1,817,477
Amdocs, Ltd.	18,228	1,535,891
Cognizant Technology Solutions Corp., Class A	27,294	1,989,187
Leidos Holdings, Inc.	5,292	1,007,967
		6,350,522
Cosmetics/Personal Care — 1.2%
Kenvue, Inc.	402,087	5,777,990
Distribution/Wholesale — 0.6%
LKQ Corp.	85,549	2,734,146
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.2%
Charles Schwab Corp.	130,113	$ 12,298,281
CME Group, Inc.	12,208	3,241,102
		15,539,383
Electric — 3.0%
Duke Energy Corp.	31,033	3,857,402
Exelon Corp.	43,345	1,999,071
National Grid PLC	226,194	3,387,521
PG&E Corp.	316,661	5,053,910
		14,297,904
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	4,657	1,776,925
Electronics — 0.5%
Honeywell International, Inc.	12,892	2,595,546
Food — 0.4%
Albertsons Cos., Inc., Class A	54,928	971,676
US Foods Holding Corp.†	14,562	1,057,493
		2,029,169
Hand/Machine Tools — 0.2%
Techtronic Industries Co., Ltd.	71,500	835,488
Healthcare-Products — 2.9%
Agilent Technologies, Inc.	19,864	2,907,295
Medtronic PLC	97,200	8,816,040
Waters Corp.†	5,559	1,943,426
		13,666,761
Healthcare-Services — 2.2%
Cigna Group	24,633	6,020,552
Humana, Inc.	5,589	1,554,804
ICON PLC†	16,020	2,752,556
		10,327,912
Household Products/Wares — 0.8%
Avery Dennison Corp.	5,585	976,761
Henkel AG & Co. KGaA (Preference Shares)	33,801	2,737,380
		3,714,141
Insurance — 4.0%
Aon PLC, Class A	18,181	6,193,903
Chubb, Ltd.	19,158	5,305,617
Principal Financial Group, Inc.	10,421	875,781
Travelers Cos., Inc.	5,350	1,437,117
Willis Towers Watson PLC	16,523	5,173,351
		18,985,769
Machinery-Diversified — 1.0%
AGCO Corp.	15,563	1,605,479
Flowserve Corp.	15,482	1,056,647
Regal Rexnord Corp.	15,979	2,251,281
		4,913,407
Media — 1.7%
Comcast Corp., Class A	197,421	5,495,214
Warner Bros. Discovery, Inc.†	108,589	2,437,823
		7,933,037
Mining — 0.2%
Glencore PLC	238,241	1,140,645
Oil & Gas — 4.0%
Chevron Corp.	30,807	4,858,880
ConocoPhillips	66,437	5,903,592

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.	8,145	$ 1,166,283
Exxon Mobil Corp.	38,181	4,366,379
Suncor Energy, Inc.	76,576	3,049,281
		19,344,415
Packaging & Containers — 0.3%
Smurfit WestRock PLC	42,423	1,566,257
Pharmaceuticals — 6.3%
Becton Dickinson & Co.	49,835	8,906,013
Johnson & Johnson	47,569	8,984,357
McKesson Corp.	2,696	2,187,373
Organon & Co.	29,811	201,224
Pfizer, Inc.	303,253	7,475,186
Roche Holding AG	7,881	2,535,435
		30,289,588
Retail — 0.4%
Target Corp.	18,696	1,733,493
Semiconductors — 2.1%
Intel Corp.†	114,254	4,569,017
NXP Semiconductors NV	17,515	3,662,737
Samsung Electronics Co., Ltd. (Preference Shares)	31,619	1,873,061
		10,104,815
Software — 3.0%
Electronic Arts, Inc.	16,407	3,282,384
Fidelity National Information Services, Inc.	28,890	1,806,203
Fiserv, Inc.†	18,520	1,235,099
Microsoft Corp.	15,885	8,225,412
		14,549,098
Transportation — 0.9%
Union Pacific Corp.	19,862	4,376,989
Total Common Stocks (cost $229,492,699)		282,308,925
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co.† (cost $1,065,050)	21,301	1,378,600
CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	216,232
Boeing Co.
5.81%, 05/01/2050	199,000	197,648
6.86%, 05/01/2054	176,000	200,325
		614,205
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,078,000	1,083,968
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	197,914
5.13%, 02/15/2030	234,000	241,557
5.63%, 11/17/2029	85,000	89,185
5.75%, 11/17/2032	365,000	388,572
		2,001,196
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	680,226
Security Description	Shares or Principal Amount	Value

Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	$ 632,000	$ 568,373
Barclays PLC
7.44%, 11/02/2033	643,000	737,919
Deutsche Bank AG
2.31%, 11/16/2027	188,000	184,222
6.72%, 01/18/2029	485,000	508,406
7.15%, 07/13/2027	190,000	193,576
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	515,071
2.60%, 02/07/2030	673,000	630,367
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	199,260
4.70%, 03/09/2031(1)	237,000	223,911
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,014,000	911,477
2.96%, 05/13/2031	104,000	97,783
2.96%, 01/25/2033	396,000	362,844
3.11%, 04/22/2041	530,000	419,030
3.90%, 01/23/2049	198,000	160,675
5.77%, 04/22/2035	459,000	489,516
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	615,462
5.62%, 04/24/2036	652,000	685,960
Morgan Stanley
2.70%, 01/22/2031	1,271,000	1,189,764
2.94%, 01/21/2033	672,000	611,664
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,074,571
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,213,162
		11,593,013
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	149,782
8.00%, 11/15/2039	621,000	796,662
Diageo Capital PLC
2.38%, 10/24/2029	499,000	467,710
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	61,000	57,738
		1,471,892
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	34,456
Masco Corp.
2.00%, 02/15/2031	787,000	691,706
Vulcan Materials Co.
3.50%, 06/01/2030	83,000	80,234
		806,396
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	295,000	267,184
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	919,737
ERAC USA Finance LLC
7.00%, 10/15/2037*	240,000	279,165
Experian Finance PLC
4.25%, 02/01/2029*	336,000	336,138

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Global Payments, Inc.
1.20%, 03/01/2026	$ 438,000	$ 433,292
2.90%, 11/15/2031	244,000	216,998
Verisk Analytics, Inc.
4.13%, 03/15/2029	398,000	396,837
5.75%, 04/01/2033	320,000	338,247
		2,920,414
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	220,000	222,312
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	255,993
3.65%, 07/21/2027	150,000	148,630
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	169,000	162,907
3.25%, 02/15/2027*	464,000	457,132
4.38%, 05/01/2026*	141,000	140,925
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	928,663
Charles Schwab Corp.
5.85%, 05/19/2034	1,033,000	1,105,060
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	384,925
LPL Holdings, Inc.
4.38%, 05/15/2031*	887,000	859,421
6.75%, 11/17/2028	82,000	87,420
		4,531,076
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	282,950
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	100,092
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	350,525
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	130,962	132,859
Duke Energy Carolinas LLC
4.95%, 01/15/2033	881,000	907,871
Duke Energy Corp.
2.65%, 09/01/2026	61,000	60,265
4.50%, 08/15/2032	628,000	625,059
Electricite de France SA
6.90%, 05/23/2053*	200,000	223,598
Empire District Bondco LLC
4.94%, 01/01/2035	240,371	243,370
Exelon Corp.
4.05%, 04/15/2030	333,000	329,928
Georgia Power Co.
3.70%, 01/30/2050	27,000	20,712
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	174,910
5.10%, 01/15/2035	154,000	156,181
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	403,000	422,375
Pacific Gas & Electric Co.
2.10%, 08/01/2027	102,000	98,036
2.50%, 02/01/2031	411,000	367,868
3.00%, 06/15/2028	298,000	287,316
3.30%, 08/01/2040	211,000	160,233
Security Description	Shares or Principal Amount	Value

Electric (continued)
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	$ 203,268	$ 205,298
Xcel Energy, Inc.
3.40%, 06/01/2030	222,000	212,990
		5,362,436
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	594,000	530,164
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	147,690
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,252,529
		1,400,219
Food — 0.1%
Mars, Inc.
5.20%, 03/01/2035*	489,000	501,906
Gas — 0.1%
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	206,849
NiSource, Inc.
2.95%, 09/01/2029	253,000	241,737
5.65%, 02/01/2045	89,000	88,937
		537,523
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	185,265
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	292,884
		478,149
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	585,540
Cigna Group
3.20%, 03/15/2040	102,000	79,704
HCA, Inc.
5.13%, 06/15/2039	419,000	407,465
Humana, Inc.
5.88%, 03/01/2033	260,000	274,006
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,342
4.26%, 11/01/2047	238,000	198,494
UnitedHealth Group, Inc.
5.00%, 04/15/2034	483,000	491,439
		2,062,990
Insurance — 1.0%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	569,474
Aon Corp.
4.50%, 12/15/2028	439,000	443,852
Brown & Brown, Inc.
4.20%, 03/17/2032	457,000	441,673
5.55%, 06/23/2035	121,000	124,539
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	920,000	960,461
6.00%, 12/07/2033	26,000	27,662
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	228,000	174,714

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	$ 1,046,000	$ 1,018,453
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	141,000	137,889
6.88%, 04/15/2034*	731,000	805,032
		4,703,749
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	181,000	175,721
Marriott International, Inc.
2.75%, 10/15/2033	339,000	294,526
2.85%, 04/15/2031	6,000	5,527
4.63%, 06/15/2030	418,000	422,571
		898,345
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	93,509
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	433,000	438,272
		531,781
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	441,000	318,109
5.25%, 04/01/2053	371,000	302,040
5.38%, 05/01/2047	91,000	77,209
6.38%, 10/23/2035	224,000	232,031
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	426,000	494,028
		1,423,417
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	950,222
3.88%, 03/16/2029*	200,000	196,889
5.63%, 04/01/2030*	422,000	440,826
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	305,500
2.85%, 04/27/2031*	139,000	127,623
		2,021,060
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	896,000	815,586
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	287,484
Eni SpA
4.75%, 09/12/2028*	762,000	772,329
EQT Corp.
5.75%, 02/01/2034	669,000	700,272
Marathon Petroleum Corp.
4.75%, 09/15/2044	200,000	174,175
Phillips 66
2.15%, 12/15/2030	592,000	529,282
		3,279,128
Pharmaceuticals — 0.1%
CVS Health Corp.
5.30%, 06/01/2033	535,000	549,823
Security Description	Shares or Principal Amount	Value

Pipelines — 0.6%
Enbridge, Inc.
5.63%, 04/05/2034	$ 695,000	$ 725,363
Energy Transfer LP
5.75%, 02/15/2033	487,000	509,839
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	397,000	383,637
5.70%, 09/15/2034	216,000	221,940
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	100,355
Spectra Energy Partners LP
3.38%, 10/15/2026	175,000	173,753
Targa Resources Corp.
4.20%, 02/01/2033	162,000	154,242
6.13%, 03/15/2033	496,000	528,637
		2,797,766
REITS — 0.7%
Boston Properties LP
2.55%, 04/01/2032	259,000	224,287
Brixmor Operating Partnership LP
4.05%, 07/01/2030	355,000	348,461
4.13%, 05/15/2029	39,000	38,638
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	501,764
Equinix, Inc.
1.80%, 07/15/2027	294,000	282,533
2.50%, 05/15/2031	393,000	354,997
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	313,843
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	943,621
Realty Income Corp.
3.25%, 01/15/2031	97,000	91,936
		3,100,080
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	483,000	377,048
Genuine Parts Co.
2.75%, 02/01/2032	802,000	705,288
		1,082,336
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	284,935
4.93%, 05/15/2037*	150,000	149,353
		434,288
Software — 0.2%
Fiserv, Inc.
2.65%, 06/01/2030	136,000	124,816
Oracle Corp.
4.90%, 02/06/2033	153,000	151,980
5.20%, 09/26/2035	515,000	507,174
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	235,367
		1,019,337
Telecommunications — 0.7%
NTT Finance Corp.
5.50%, 07/16/2035*	969,000	1,010,084
Rogers Communications, Inc.
3.80%, 03/15/2032	1,117,000	1,052,689

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 399,000	$ 381,147
4.50%, 04/15/2050	473,000	395,457
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	198,742
4.81%, 03/15/2039	372,000	352,720
Vodafone Group PLC
5.63%, 02/10/2053	166,000	161,504
		3,552,343
Total Corporate Bonds & Notes (cost $63,263,733)		61,374,754
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	27,922	27,948
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	41,795	42,122
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	97,608	98,112
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	123,379	123,734
Series 2023-1, Class A2 5.51%, 01/22/2029*	198,615	199,024
Series 2023-3, Class A2 6.40%, 03/20/2030*	151,344	153,367
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	17,755	17,862
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	300,095	301,111
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 4.90%, (SOFR30A+0.67%), 02/15/2028*	325,724	325,927
Santander Drive Auto Receivables Trust
Series 2025-1, Class A2 4.76%, 08/16/2027	222,743	222,824
SBNA Auto Lease Trust
Series 2024-C, Class A2 4.94%, 11/20/2026*	269	269
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2 4.63%, 07/20/2027*	338,678	339,559
		1,851,859
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 5.70%, (TSFR1M+1.71%), 12/28/2040*	39,409	93,441
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	9,688	9,642
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.41%, 12/25/2035(2)	11,437	244
		103,327
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 1.5%
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	$ 67,817	$ 67,951
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1RR 1.00%, (TSFR3M+1.15%), 10/20/2036*	293,336	293,417
Series 2020-4A, Class BRR 1.00%, (TSFR3M+1.60%), 10/20/2036*	1,000,000	1,001,012
Series 2020-4A, Class A1R 5.63%, (TSFR3M+1.75%), 10/20/2036*	293,336	293,336
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	196,129	201,011
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.19%, (TSFR3M+1.28%), 04/15/2031*	220,043	220,130
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class BR2 5.48%, (TSFR3M+1.60%), 07/17/2034*	1,199,001	1,199,815
Dryden XXVI Senior Loan Fund FRS
Series 2013-26A, Class AR 5.07%, (TSFR3M+1.16%), 04/15/2029*	24,560	24,597
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.33%, (TSFR3M+1.45%), 04/17/2034*	250,000	249,489
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 5.05%, (TSFR3M+1.15%), 04/15/2039*	385,000	384,557
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	191,058	192,106
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 5.88%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,109,262
Parallel, Ltd. FRS
Series 2023-1A, Class A2R 5.68%, (TSFR3M+1.80%), 07/20/2036*	426,070	426,636
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 5.18%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,176,751
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.62%, (TSFR3M+1.71%), 10/15/2030*	425,864	426,105
		7,266,175
Total Asset Backed Securities (cost $9,175,087)		9,221,361
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Commercial and Residential — 4.6%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	317,835	317,284
Series 2024-10, Class A1 5.35%, 10/25/2069*	560,550	562,976
Series 2024-12, Class A1 5.65%, 10/25/2069*	498,243	501,845
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(2)	176,901	176,797
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class B 6.33%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,100,328

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class A 5.78%, (TSFR1M+1.75%), 06/15/2035*	$ 906,000	$ 907,699
AREIT Trust FRS
Series 2022-CRE6, Class B 6.03%, (SOFR30A+1.85%), 01/20/2037*	668,000	664,659
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	451,690
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	433,525	447,476
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	420,058	432,350
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,928
BSPRT Issuer, Ltd. FRS
Series 2022-FL8, Class B 6.28%, (SOFR30A+2.05%), 02/15/2037*	392,500	391,312
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.41%, (TSFR1M+1.38%), 08/15/2042*	562,513	562,864
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.45%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,175,152
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	352,716	352,732
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 5.18%, (SOFR30A+1.00%), 02/25/2045*	167,532	167,856
Dwight Issuer LLC FRS
Series 2025-FL1, Class A 5.69%, (TSFR1M+1.66%), 06/18/2042*	676,000	678,889
ELM Trust VRS
Series 2024-ELM, Class B10 6.00%, 06/10/2039*(2)	537,460	542,498
Greystone CRE Notes LLC FRS
Series 2025-FL4, Class AS 6.17%, (TSFR1M+2.14%), 01/15/2043*	125,500	126,116
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 5.90%, (TSFR1M+1.86%), 07/15/2036*	1,227,554	1,227,759
MF1 LLC FRS
Series 2025-FL19, Class A 5.52%, (TSFR1M+1.49%), 05/18/2042*	470,808	472,119
Series 2024-FL16, Class A 5.57%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,101,683
Series 2025-FL17, Class AS 5.60%, (TSFR1M+1.57%), 02/18/2040*	951,968	950,493
Series 2025-FL20, Class AS 5.73%, (TSFR1M+1.70%), 02/18/2043*	975,000	976,194
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 5.35%, (TSFR1M+1.31%), 07/15/2036*	439,267	439,252
MF1, Ltd. FRS
Series 2020-FL4, Class A 5.85%, (TSFR1M+1.81%), 12/15/2035*	51,197	51,283
Series 2022-FL8, Class B 5.95%, (TSFR1M+1.95%), 02/19/2037*	486,092	484,260
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2024-FL15, Class AS 6.07%, (TSFR1M+2.04%), 08/18/2041*	$ 541,000	$ 542,182
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	319,051
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	511,060
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	211,753	212,598
Series 2025-NQM13, Class A1 5.44%, 05/25/2065*	175,062	176,297
OBX Trust VRS
Series 2025-NQM20, Class A1 5.02%, 10/25/2065*(2)	241,275	241,264
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	273,644	275,552
PFP, Ltd. FRS
Series 2025-12, Class AS 5.77%, (TSFR1M+1.74%), 12/18/2042*	663,000	664,477
PRM Trust VRS
Series 2025-PRM6, Class A 4.48%, 07/05/2033*(2)	348,143	346,512
Provident Funding Mtg. Trust VRS
Series 2025-2, Class A4 5.50%, 06/25/2055*(2)	733,854	738,040
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 5.91%, (TSFR1M+1.91%), 11/25/2036*	240,000	239,121
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.03%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,128,382
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 1.00%, (TSFR1M+1.45%), 06/18/2043*	1,060,751	1,061,416
Series 2021-FL4, Class A 5.35%, (TSFR1M+1.31%), 03/15/2038*	80,826	80,887
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(2)	113,936	113,966
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	124,895	125,381
		22,071,680
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	12,726
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	10,642
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	12,082
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,137,229	9,878
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	14,399
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,572,315	22,919
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,923,691	10,714

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K127, Class X1 0.32%, 01/25/2031(2)(3)	$ 1,110,250	$ 14,518
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	11,255
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	32,229
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,279,335	23,343
Series K068, Class X1 0.41%, 08/25/2027(2)(3)	1,204,580	7,411
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	40,352
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	895,159	19,962
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	353,150	8,817
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	32,248
Series K067, Class X1 0.56%, 07/25/2027(2)(3)	2,206,501	16,967
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	75,797
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	30,132
Series K066, Class X1 0.73%, 06/25/2027(2)(3)	833,681	7,435
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	13,713
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	16,949
Series K132, Class XAM 0.85%, 09/25/2031(2)(3)	334,404	14,396
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	13,457
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	12,595
Series K097, Class X1 1.08%, 07/25/2029(2)(3)	159,202	5,399
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	13,750
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,007,559	36,892
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	8,130
Series K129, Class XAM 1.21%, 05/25/2031(2)(3)	173,114	10,086
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	15,036
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	16,598
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	18,111
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	14,064
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	49,763
Series K110, Class XAM 1.84%, 04/25/2030(2)(3)	547,569	39,634
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	25,519	1,204
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4474, Class HJ 3.00%, 07/15/2039	$ 15,440	$ 14,846
Series 4096, Class DZ 3.50%, 08/15/2042	78,397	74,603
Series 4471, Class PI 4.50%, 12/15/2040(3)	2,820	262
Series 3629, Class CZ 5.00%, 01/15/2040	21,336	21,778
Series 3845, Class AI 5.50%, 02/15/2036(3)	7,562	1,165
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	56,214	49,839
Series 2019-3, Class MV 3.50%, 10/25/2058	52,911	50,410
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	21,958	20,499
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	27,141	1,870
Series 2010-43, Class AH 3.25%, 05/25/2040	11,269	10,790
Series 2010-113, Class GB 4.00%, 10/25/2040	14,938	14,804
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	44,418	8,162
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	22,747	22,364
Series 2012-12, Class KN 4.50%, 09/20/2041	14,713	14,807
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 4.25%, (TSFR1M+0.21%), 09/20/2041	148,844	145,706
		1,165,508
Total Collateralized Mortgage Obligations (cost $23,302,279)		23,237,188
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.1%
U.S. Government — 10.3%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,476,398
2.38%, 02/15/2042	3,950,000	2,952,934
2.50%, 02/15/2045	3,429,000	2,483,212
4.00%, 11/15/2052	1,674,000	1,496,072
4.25%, 02/15/2054	2,850,000	2,656,178
4.50%, 11/15/2054	2,650,000	2,577,229
4.75%, 11/15/2053	1,780,000	1,800,303
United States Treasury Notes
3.88%, 12/31/2027	8,800,000	8,850,875
4.25%, 06/30/2029 to 11/15/2034	14,380,000	14,649,353
4.50%, 04/15/2027(4)	3,300,000	3,338,930
		49,281,484
U.S. Government Agency — 9.8%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	722,106	558,974
2.00%, 02/01/2042 to 05/01/2052	894,233	746,162
2.50%, 04/01/2048 to 09/01/2052	4,072,166	3,466,674
3.00%, 01/01/2038 to 07/01/2052	2,807,850	2,538,068
3.50%, 11/01/2037 to 05/01/2052	870,045	827,545
4.00%, 08/01/2037 to 05/01/2052	441,193	429,340
4.50%, 04/01/2035 to 10/01/2052	767,839	754,926

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.00%, 09/01/2033 to 06/01/2053	$ 1,328,888	$ 1,333,887
5.50%, 12/01/2033 to 10/01/2053	521,890	531,114
6.00%, 04/01/2034 to 02/01/2055	1,344,779	1,382,272
6.50%, 05/01/2034 to 11/01/2054	192,260	200,928
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	375,496	291,631
2.00%, 02/01/2042 to 03/01/2052	2,373,822	1,997,688
2.50%, 11/01/2031 to 06/01/2052	5,325,128	4,605,671
3.00%, 11/01/2028 to 07/01/2052	2,798,857	2,510,063
3.50%, 04/01/2038 to 08/01/2046	1,982,285	1,883,660
4.00%, 09/01/2040 to 10/01/2050	1,173,086	1,146,718
4.50%, 08/01/2033 to 09/01/2052	639,260	639,966
5.00%, 11/01/2033 to 07/01/2053	337,751	341,606
5.50%, 02/01/2033 to 11/01/2053	1,691,436	1,722,233
6.00%, 04/01/2034 to 03/01/2054	723,685	748,215
6.50%, 06/01/2031 to 03/01/2055	1,109,146	1,149,107
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	1,968,434	1,637,848
2.50%, 08/20/2051 to 04/20/2052	1,854,145	1,605,907
3.00%, 04/20/2045 to 11/20/2052	1,878,263	1,696,905
3.50%, 12/15/2041 to 10/20/2055	1,597,333	1,477,980
4.00%, 01/20/2041 to 10/20/2052	891,941	854,565
4.50%, 07/20/2033 to 12/20/2052	1,984,860	1,954,257
5.00%, 07/20/2033 to 10/20/2054	1,579,310	1,579,680
5.50%, 11/15/2032 to 03/20/2055	1,662,151	1,679,707
6.00%, 09/15/2032 to 01/15/2038	145,810	150,792
6.00%, November 30 TBA	1,150,000	1,170,357
Uniform Mtg. Backed Securities
2.00%, December 30 TBA	2,350,000	1,905,532
3.00%, December 30 TBA	75,000	66,439
3.50%, December 30 TBA	350,000	322,405
4.00%, November 30 TBA	1,200,000	1,138,449
5.50%, November 30 TBA	50,000	50,515
		47,097,786
Total U.S. Government & Agency Obligations (cost $99,826,936)		96,379,270
MUNICIPAL SECURITIES — 0.5%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	193,900
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	653,310
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	816,397
Security Description	Shares or Principal Amount	Value

Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	$ 520,000	$ 531,060
Total Municipal Securities (cost $2,058,616)		2,194,667
Total Long-Term Investment Securities (cost $428,184,400)		476,094,765
SHORT-TERM INVESTMENTS — 1.9%
U.S. Government Agency — 1.9%
Federal Home Loan Bank Disc. Notes
3.74%, 11/03/2025 (cost $8,905,149)	8,907,000	8,904,135
TOTAL INVESTMENTS (cost $437,089,549)	101.3%	484,998,900
Other assets less liabilities	(1.3)	(6,200,396)
NET ASSETS	100.0%	$478,798,504
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $42,882,454 representing 9.0% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	U.S. Treasury Ultra Bonds	December 2025	$1,278,666	$1,334,094	$55,428

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
63	Long	U.S. Treasury 2 Year Notes	December 2025	$13,120,878	$13,119,257	$(1,621)
38	Long	U.S. Treasury 5 Year Notes	December 2025	4,150,428	4,150,016	(412)
						$(2,033)
		Net Unrealized Appreciation (Depreciation)				$53,395
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$282,308,925	$—	$—	$282,308,925
Convertible Preferred Stocks	1,378,600	—	—	1,378,600
Corporate Bonds & Notes	—	61,374,754	—	61,374,754
Asset Backed Securities	—	9,221,361	—	9,221,361
Collateralized Mortgage Obligations	—	23,237,188	—	23,237,188
U.S. Government & Agency Obligations	—	96,379,270	—	96,379,270
Municipal Securities	—	2,194,667	—	2,194,667
Short-Term Investments	—	8,904,135	—	8,904,135
Total Investments at Value	$283,687,525	$201,311,375	$—	$484,998,900
Other Financial Instruments:†
Futures Contracts	$55,428	$—	$—	$55,428
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,033	$—	$—	$2,033
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.2%
AeroVironment, Inc.†	5,075	$ 1,877,293
ATI, Inc.†	21,992	2,176,548
Curtiss-Wright Corp.	6,012	3,581,529
Hexcel Corp.	12,751	910,422
Kratos Defense & Security Solutions, Inc.†	26,932	2,440,039
		10,985,831
Agriculture — 0.2%
Darling Ingredients, Inc.†	25,203	807,756
Airlines — 0.4%
Alaska Air Group, Inc.†	18,258	761,907
American Airlines Group, Inc.†	105,278	1,382,300
		2,144,207
Apparel — 0.6%
Capri Holdings, Ltd.†	18,966	393,544
Columbia Sportswear Co.	4,176	207,255
Crocs, Inc.†	8,733	713,399
PVH Corp.	7,728	605,334
Under Armour, Inc., Class A†	30,964	142,744
Under Armour, Inc., Class C†	16,484	73,189
VF Corp.	52,572	738,111
		2,873,576
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	11,294	1,319,139
Gentex Corp.	34,801	816,083
Goodyear Tire & Rubber Co.†	45,229	311,628
Lear Corp.	8,529	892,560
Visteon Corp.	4,373	468,611
		3,808,021
Banks — 6.2%
Associated Banc-Corp.	26,022	644,565
Bank OZK	16,851	758,127
Cadence Bank	25,108	947,576
Columbia Banking System, Inc.	47,714	1,278,735
Comerica, Inc.	20,571	1,573,682
Commerce Bancshares, Inc.	19,853	1,044,863
Cullen/Frost Bankers, Inc.	10,270	1,264,648
East West Bancorp, Inc.	21,966	2,231,746
First Financial Bankshares, Inc.	20,725	640,195
First Horizon Corp.	80,986	1,729,861
Flagstar Financial, Inc.	47,669	544,380
FNB Corp.	57,571	905,016
Glacier Bancorp, Inc.	20,538	838,977
Hancock Whitney Corp.	13,586	775,896
Home BancShares, Inc.	29,239	780,974
International Bancshares Corp.	8,588	570,071
Old National Bancorp	55,609	1,136,092
Pinnacle Financial Partners, Inc.	12,232	1,042,289
Prosperity Bancshares, Inc.	15,100	993,882
SouthState Bank Corp.	16,148	1,431,520
Synovus Financial Corp.	22,080	985,651
Texas Capital Bancshares, Inc.†	7,265	609,098
UMB Financial Corp.	11,396	1,218,004
United Bankshares, Inc.	22,607	809,105
Valley National Bancorp	76,896	835,860
Webster Financial Corp.	26,429	1,507,510
Western Alliance Bancorp	16,547	1,279,910
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wintrust Financial Corp.	10,704	$ 1,391,734
Zions Bancorp NA	23,554	1,227,399
		30,997,366
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,283	265,568
Celsius Holdings, Inc.†	25,517	1,536,889
Coca-Cola Consolidated, Inc.	9,585	1,249,692
		3,052,149
Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.†	30,581	1,638,224
Bio-Rad Laboratories, Inc., Class A†	2,927	935,323
Cytokinetics, Inc.†	19,147	1,217,558
Exelixis, Inc.†	42,892	1,658,634
Halozyme Therapeutics, Inc.†	18,686	1,218,140
Illumina, Inc.†	24,516	3,028,706
Roivant Sciences, Ltd.†	68,827	1,375,852
United Therapeutics Corp.†	7,216	3,214,223
		14,286,660
Building Materials — 2.3%
AAON, Inc.	10,829	1,065,465
Carlisle Cos., Inc.	6,795	2,208,715
Eagle Materials, Inc.	5,177	1,099,181
Fortune Brands Innovations, Inc.	19,075	969,010
Knife River Corp.†	9,096	549,944
Louisiana-Pacific Corp.	10,127	882,163
Owens Corning	13,337	1,697,933
Simpson Manufacturing Co., Inc.	6,636	1,171,254
Trex Co., Inc.†	17,125	827,480
UFP Industries, Inc.	9,389	865,009
		11,336,154
Chemicals — 1.3%
Ashland, Inc.	7,258	354,916
Avient Corp.	14,651	469,858
Axalta Coating Systems, Ltd.†	34,420	979,937
Cabot Corp.	8,483	572,433
NewMarket Corp.	1,239	951,428
Olin Corp.	18,397	380,818
RPM International, Inc.	20,465	2,236,415
Westlake Corp.	5,324	366,345
		6,312,150
Commercial Services — 3.4%
API Group Corp.†	59,057	2,174,479
Avis Budget Group, Inc.†	2,690	366,028
Brink's Co.	6,669	741,326
Euronet Worldwide, Inc.†	6,436	488,235
FTI Consulting, Inc.†	5,087	839,406
Graham Holdings Co., Class B	546	552,623
Grand Canyon Education, Inc.†	4,402	828,897
GXO Logistics, Inc.†	18,305	1,028,924
H&R Block, Inc.	21,290	1,058,965
Insperity, Inc.	5,657	249,587
Morningstar, Inc.	3,875	822,662
Paylocity Holding Corp.†	7,111	1,004,571
Service Corp. International	22,254	1,858,431
Shift4 Payments, Inc., Class A†	10,782	745,036
TransUnion	31,081	2,523,155

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Valvoline, Inc.†	20,167	$ 665,713
WEX, Inc.†	5,476	798,839
		16,746,877
Computers — 3.8%
ASGN, Inc.†	6,893	308,531
CACI International, Inc., Class A†	3,509	1,972,935
Crane NXT Co.	7,913	500,497
ExlService Holdings, Inc.†	25,701	1,004,909
Genpact, Ltd.	25,800	984,270
KBR, Inc.	20,454	876,249
Kyndryl Holdings, Inc.†	36,804	1,064,372
Lumentum Holdings, Inc.†	11,119	2,241,146
Maximus, Inc.	8,970	745,586
Okta, Inc.†	26,664	2,440,556
Parsons Corp.†	8,539	709,932
Pure Storage, Inc., Class A†	49,540	4,889,598
Qualys, Inc.†	5,777	712,073
Science Applications International Corp.	7,501	702,919
		19,153,573
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	57,979	230,177
e.l.f. Beauty, Inc.†	9,464	1,155,933
Perrigo Co. PLC	22,029	456,881
		1,842,991
Distribution/Wholesale — 1.7%
Core & Main, Inc., Class A†	30,192	1,575,418
RB Global, Inc.	29,613	2,938,202
Watsco, Inc.	5,569	2,049,448
WESCO International, Inc.	7,755	2,012,655
		8,575,723
Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc.	4,520	1,075,579
Ally Financial, Inc.	44,698	1,741,881
Evercore, Inc., Class A	6,131	1,805,947
Federated Hermes, Inc.	11,794	571,773
Hamilton Lane, Inc., Class A	6,477	738,119
Houlihan Lokey, Inc.	8,675	1,553,519
Janus Henderson Group PLC	19,790	862,052
Jefferies Financial Group, Inc.	26,273	1,388,003
SEI Investments Co.	14,991	1,208,425
SLM Corp.	33,065	887,795
Stifel Financial Corp.	16,302	1,930,646
Voya Financial, Inc.	15,336	1,141,919
		14,905,658
Electric — 2.0%
ALLETE, Inc.	9,182	618,224
Black Hills Corp.	11,661	739,657
IDACORP, Inc.	8,654	1,116,539
Northwestern Energy Group, Inc.	9,860	588,346
OGE Energy Corp.	32,006	1,412,745
Ormat Technologies, Inc.	9,662	1,027,747
Portland General Electric Co.	17,455	797,344
Talen Energy Corp.†	7,289	2,913,997
TXNM Energy, Inc.	15,151	860,577
		10,075,176
Electrical Components & Equipment — 1.2%
Acuity, Inc.	4,837	1,765,747
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Belden, Inc.	6,281	$ 765,340
EnerSys	5,988	755,446
Littelfuse, Inc.	3,963	964,237
Novanta, Inc.†	5,772	733,102
Universal Display Corp.	7,083	1,043,184
		6,027,056
Electronics — 3.5%
Arrow Electronics, Inc.†	8,183	912,814
Avnet, Inc.	13,480	653,106
Coherent Corp.†	24,801	3,272,740
Flex, Ltd.†	59,884	3,743,948
nVent Electric PLC	25,680	2,936,508
Sensata Technologies Holding PLC	23,284	741,130
TD SYNNEX Corp.	12,184	1,906,674
Vontier Corp.	23,308	897,358
Woodward, Inc.	9,567	2,507,606
		17,571,884
Energy - Alternate Sources — 0.5%
NEXTracker, Inc., Class A†	23,608	2,389,602
Engineering & Construction — 2.8%
AECOM	21,132	2,839,084
Comfort Systems USA, Inc.	5,617	5,423,663
Exponent, Inc.	8,020	567,896
Fluor Corp.†	25,789	1,257,729
MasTec, Inc.†	9,799	2,000,564
TopBuild Corp.†	4,464	1,885,951
		13,974,887
Entertainment — 0.8%
Churchill Downs, Inc.	10,601	1,051,619
Light & Wonder, Inc.†	13,355	970,909
Marriott Vacations Worldwide Corp.	4,490	296,250
Vail Resorts, Inc.	5,891	873,812
Warner Music Group Corp., Class A	23,258	743,326
		3,935,916
Environmental Control — 0.6%
Clean Harbors, Inc.†	8,000	1,684,080
Tetra Tech, Inc.	42,018	1,343,736
		3,027,816
Food — 2.1%
Marzetti Company	3,250	509,568
Albertsons Cos., Inc., Class A	64,218	1,136,016
Flowers Foods, Inc.	33,428	398,796
Ingredion, Inc.	10,244	1,182,260
Performance Food Group Co.†	24,973	2,415,888
Pilgrim's Pride Corp.	6,601	251,498
Post Holdings, Inc.†	7,658	795,896
Sprouts Farmers Market, Inc.†	15,568	1,229,249
US Foods Holding Corp.†	35,927	2,609,019
		10,528,190
Food Service — 0.3%
Aramark	41,939	1,588,649
Gas — 1.1%
National Fuel Gas Co.	14,421	1,137,961
New Jersey Resources Corp.	15,973	707,604
ONE Gas, Inc.	9,547	765,574
Southwest Gas Holdings, Inc.	10,263	815,908

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Spire, Inc.	9,399	$ 812,074
UGI Corp.	34,419	1,150,627
		5,389,748
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	8,805	2,064,332
MSA Safety, Inc.	5,850	918,626
		2,982,958
Healthcare-Products — 1.8%
Avantor, Inc.†	108,326	1,280,413
Bruker Corp.	17,795	692,937
Dentsply Sirona, Inc.	31,760	400,494
Envista Holdings Corp.†	26,454	538,339
Globus Medical, Inc., Class A†	17,938	1,083,276
Haemonetics Corp.†	7,613	380,726
Lantheus Holdings, Inc.†	10,854	626,167
LivaNova PLC†	8,726	459,249
Masimo Corp.†	7,358	1,034,903
Penumbra, Inc.†	6,208	1,411,513
Repligen Corp.†	8,412	1,253,893
		9,161,910
Healthcare-Services — 2.2%
Chemed Corp.	2,319	1,000,185
Encompass Health Corp.	16,071	1,829,683
Ensign Group, Inc.	9,141	1,646,294
HealthEquity, Inc.†	13,797	1,304,920
Medpace Holdings, Inc.†	3,542	2,071,751
Sotera Health Co.†	28,290	469,614
Tenet Healthcare Corp.†	14,097	2,910,890
		11,233,337
Home Builders — 0.9%
KB Home	10,878	679,005
Taylor Morrison Home Corp.†	15,713	931,310
Thor Industries, Inc.	8,510	888,018
Toll Brothers, Inc.	15,665	2,113,992
		4,612,325
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	9,714	644,232
Somnigroup International, Inc.	33,488	2,656,938
Whirlpool Corp.	8,952	641,232
		3,942,402
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,072	378,493
Insurance — 4.7%
American Financial Group, Inc.	11,005	1,449,138
Brighthouse Financial, Inc.†	9,196	524,816
CNO Financial Group, Inc.	15,471	619,149
Equitable Holdings, Inc.	35,162	1,737,003
Essent Group, Ltd.	15,645	947,618
Fidelity National Financial, Inc.	40,721	2,249,428
First American Financial Corp.	16,183	1,011,599
Hanover Insurance Group, Inc.	5,686	971,624
Kemper Corp.	9,836	442,522
Kinsale Capital Group, Inc.	3,543	1,415,322
MGIC Investment Corp.	36,654	1,005,053
Old Republic International Corp.	36,431	1,437,567
Primerica, Inc.	5,179	1,345,867
Reinsurance Group of America, Inc.	10,510	1,917,654
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RenaissanceRe Holdings, Ltd.	8,492	$ 2,157,732
RLI Corp.	14,568	858,929
Ryan Specialty Holdings, Inc.	17,907	981,304
Selective Insurance Group, Inc.	9,661	727,860
Unum Group	24,892	1,827,571
		23,627,756
Internet — 0.8%
Chewy, Inc., Class A†	35,565	1,199,252
Hims & Hers Health, Inc.†	32,969	1,498,771
Maplebear, Inc.†	29,392	1,083,389
		3,781,412
Iron/Steel — 1.4%
Carpenter Technology Corp.	7,954	2,512,669
Cleveland-Cliffs, Inc.†	91,177	1,133,330
Commercial Metals Co.	17,821	1,057,855
Reliance, Inc.	8,385	2,368,175
		7,072,029
Leisure Time — 0.7%
Brunswick Corp.	10,401	687,610
Harley-Davidson, Inc.	19,349	522,036
Planet Fitness, Inc., Class A†	13,389	1,214,249
Polaris, Inc.	8,514	562,775
YETI Holdings, Inc.†	12,886	437,995
		3,424,665
Lodging — 0.8%
Boyd Gaming Corp.	9,503	739,999
Choice Hotels International, Inc.	3,246	301,748
Hilton Grand Vacations, Inc.†	9,779	405,339
Hyatt Hotels Corp., Class A	6,788	932,739
Travel & Leisure Co.	10,388	652,159
Wyndham Hotels & Resorts, Inc.	12,124	890,265
		3,922,249
Machinery-Construction & Mining — 1.0%
BWX Technologies, Inc.	14,583	3,115,075
Oshkosh Corp.	10,211	1,258,914
Terex Corp.	10,530	484,590
		4,858,579
Machinery-Diversified — 3.5%
AGCO Corp.	9,912	1,022,522
Applied Industrial Technologies, Inc.	6,058	1,557,451
Chart Industries, Inc.†	7,066	1,410,515
CNH Industrial NV	141,131	1,480,464
Cognex Corp.	26,789	1,108,797
Crane Co.	7,824	1,486,560
Esab Corp.	9,134	1,067,034
Flowserve Corp.	20,856	1,423,422
Graco, Inc.	26,389	2,157,828
Middleby Corp.†	7,407	920,172
Regal Rexnord Corp.	10,624	1,496,815
Toro Co.	15,742	1,176,400
Watts Water Technologies, Inc., Class A	4,373	1,192,080
		17,500,060
Media — 0.5%
New York Times Co., Class A	25,749	1,467,436
Nexstar Media Group, Inc.	4,529	886,461
		2,353,897

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 1.5%
Advanced Drainage Systems, Inc.	11,399	$ 1,596,430
Mueller Industries, Inc.	17,657	1,869,347
RBC Bearings, Inc.†	5,015	2,149,078
Timken Co.	10,130	795,306
Valmont Industries, Inc.	3,151	1,302,718
		7,712,879
Mining — 1.0%
Alcoa Corp.	41,419	1,523,805
MP Materials Corp.†	21,383	1,349,053
Royal Gold, Inc.	12,888	2,252,694
		5,125,552
Miscellaneous Manufacturing — 1.3%
Donaldson Co., Inc.	18,535	1,561,574
Fabrinet†	5,717	2,518,739
ITT, Inc.	12,430	2,300,420
		6,380,733
Oil & Gas — 2.7%
Antero Resources Corp.†	46,795	1,446,433
Chord Energy Corp.	9,074	823,193
Civitas Resources, Inc.	13,180	379,979
CNX Resources Corp.†	22,639	762,029
HF Sinclair Corp.	25,403	1,310,795
Matador Resources Co.	18,563	732,496
Murphy Oil Corp.	21,571	610,459
Ovintiv, Inc.	40,899	1,534,122
PBF Energy, Inc., Class A	13,032	445,303
Permian Resources Corp.	111,835	1,404,648
Range Resources Corp.	38,106	1,354,668
Valaris, Ltd.†	10,514	590,046
Viper Energy, Inc., Class A	27,057	1,016,261
Weatherford International PLC	11,503	847,656
		13,258,088
Oil & Gas Services — 0.7%
NOV, Inc.	59,495	868,627
TechnipFMC PLC	65,579	2,711,692
		3,580,319
Packaging & Containers — 1.0%
AptarGroup, Inc.	10,533	1,221,933
Crown Holdings, Inc.	18,343	1,782,573
Graphic Packaging Holding Co.	47,514	759,749
Greif, Inc., Class A	4,130	234,956
Silgan Holdings, Inc.	14,181	547,670
Sonoco Products Co.	15,639	634,474
		5,181,355
Pharmaceuticals — 1.3%
BellRing Brands, Inc.†	20,136	606,698
Elanco Animal Health, Inc.†	79,198	1,754,236
Jazz Pharmaceuticals PLC†	9,678	1,332,080
Neurocrine Biosciences, Inc.†	15,797	2,262,288
Option Care Health, Inc.†	25,974	676,103
		6,631,405
Pipelines — 0.5%
Antero Midstream Corp.	53,203	917,752
DT Midstream, Inc.	16,209	1,774,723
		2,692,475
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	41,552	$ 2,215,553
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	7,560	2,306,480
REITS — 6.7%
Agree Realty Corp.	17,675	1,290,452
American Homes 4 Rent, Class A	51,934	1,641,114
Annaly Capital Management, Inc.	102,224	2,164,082
Brixmor Property Group, Inc.	48,839	1,277,628
COPT Defense Properties	18,072	509,088
Cousins Properties, Inc.	26,669	691,527
CubeSmart	36,255	1,365,726
EastGroup Properties, Inc.	8,519	1,486,821
EPR Properties	12,109	593,583
Equity LifeStyle Properties, Inc.	30,920	1,887,666
First Industrial Realty Trust, Inc.	21,077	1,165,137
Gaming & Leisure Properties, Inc.	45,155	2,016,622
Healthcare Realty Trust, Inc.	56,261	996,945
Independence Realty Trust, Inc.	37,456	596,674
Kilroy Realty Corp.	17,354	733,206
Kite Realty Group Trust	35,055	776,118
Lamar Advertising Co., Class A	13,827	1,639,744
National Storage Affiliates Trust	11,139	324,033
NNN REIT, Inc.	30,016	1,214,447
Omega Healthcare Investors, Inc.	47,066	1,978,184
Park Hotels & Resorts, Inc.	31,737	326,574
PotlatchDeltic Corp.	11,444	457,760
Rayonier, Inc.	21,669	478,235
Rexford Industrial Realty, Inc.	37,587	1,553,095
Sabra Health Care REIT, Inc.	38,341	683,237
STAG Industrial, Inc.	29,837	1,141,862
Starwood Property Trust, Inc.	54,914	998,337
Vornado Realty Trust	25,649	973,123
WP Carey, Inc.	34,924	2,304,984
		33,266,004
Retail — 5.5%
Abercrombie & Fitch Co., Class A†	7,650	555,007
AutoNation, Inc.†	4,490	897,416
Bath & Body Works, Inc.	33,534	820,912
BJ's Wholesale Club Holdings, Inc.†	21,069	1,859,550
Burlington Stores, Inc.†	9,942	2,720,032
Casey's General Stores, Inc.	5,932	3,044,243
Cava Group, Inc.†	15,849	851,567
Dick's Sporting Goods, Inc.	10,666	2,361,986
FirstCash Holdings, Inc.	6,246	989,991
Five Below, Inc.†	8,799	1,383,819
Floor & Decor Holdings, Inc., Class A†	17,189	1,073,969
GameStop Corp., Class A†	65,664	1,463,651
Gap, Inc.	36,312	829,729
Lithia Motors, Inc.	4,091	1,284,901
Macy's, Inc.	43,473	847,289
MSC Industrial Direct Co., Inc., Class A	7,259	616,362
Murphy USA, Inc.	2,794	1,000,811
Ollie's Bargain Outlet Holdings, Inc.†	9,787	1,182,367
Penske Automotive Group, Inc.	2,972	475,728
RH†	2,431	419,323
Texas Roadhouse, Inc.	10,595	1,733,130
Wingstop, Inc.	4,440	961,837
		27,373,620
Semiconductors — 2.8%
Allegro MicroSystems, Inc.†	19,785	591,967
Amkor Technology, Inc.	18,238	588,723

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cirrus Logic, Inc.†	8,169	$ 1,083,618
Entegris, Inc.	24,156	2,211,965
IPG Photonics Corp.†	3,984	339,118
Lattice Semiconductor Corp.†	21,784	1,589,361
MACOM Technology Solutions Holdings, Inc.†	10,219	1,513,740
MKS, Inc.	10,715	1,539,853
Onto Innovation, Inc.†	7,828	1,056,467
Power Integrations, Inc.	8,925	373,868
Rambus, Inc.†	17,158	1,764,529
Silicon Laboratories, Inc.†	5,232	685,810
Synaptics, Inc.†	6,149	436,210
		13,775,229
Software — 5.2%
Appfolio, Inc., Class A†	3,666	932,741
Bentley Systems, Inc., Class B	23,804	1,209,957
BILL Holdings, Inc.†	14,679	728,959
Blackbaud, Inc.†	6,007	384,688
Commvault Systems, Inc.†	7,101	988,601
Concentrix Corp.	7,258	292,570
DocuSign, Inc.†	32,201	2,355,181
Doximity, Inc., Class A†	21,679	1,430,814
Dropbox, Inc., Class A†	29,678	860,662
Duolingo, Inc.†	6,316	1,709,362
Dynatrace, Inc.†	48,089	2,431,861
Guidewire Software, Inc.†	13,434	3,138,720
Manhattan Associates, Inc.†	9,641	1,755,337
Nutanix, Inc., Class A†	42,772	3,047,077
Pegasystems, Inc.	14,553	926,299
Twilio, Inc., Class A†	24,481	3,301,997
ZoomInfo Technologies, Inc.†	44,572	500,098
		25,994,924
Telecommunications — 1.5%
Ciena Corp.†	22,556	4,283,835
EchoStar Corp., Class A†	21,454	1,606,261
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Frontier Communications Parent, Inc.†	39,801	$ 1,502,886
Iridium Communications, Inc.	17,041	326,335
		7,719,317
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	51,663	949,566
Transportation — 1.6%
Kirby Corp.†	8,922	923,249
Knight-Swift Transportation Holdings, Inc.	25,782	1,163,284
Landstar System, Inc.	5,543	711,887
Ryder System, Inc.	6,503	1,100,503
Saia, Inc.†	4,250	1,243,125
XPO, Inc.†	18,789	2,703,173
		7,845,221
Trucking & Leasing — 0.2%
GATX Corp.	5,653	886,673
Water — 0.3%
Essential Utilities, Inc.	44,730	1,745,812
Total Long-Term Investment Securities (cost $391,370,005)		495,830,893
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(1) (cost $3,548,864)	3,548,865	3,548,865
TOTAL INVESTMENTS (cost $394,918,869)	100.1%	499,379,758
Other assets less liabilities	(0.1)	(284,172)
NET ASSETS	100.0%	$499,095,586
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2025.

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
HSBC Holdings	Equitable Holdings, Inc.	12,599	4.52	Monthly	02/09/2028	$633,604	$(11,213)	$(11,213)
Banks
BNP Paribas	Cadence Bank	4,561	4.07	Monthly	05/24/2027	177,879	(5,747)	(5,747)
							$(16,960)	$(16,960)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	S&P Mid Cap 400 E-Mini Index	December 2025	$2,622,756	$2,606,160	$(16,596)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$495,830,893	$—	$—	$495,830,893
Short-Term Investments	3,548,865	—	—	3,548,865
Total Investments at Value	$499,379,758	$—	$—	$499,379,758
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$16,960	$—	$16,960
Futures Contracts	16,596	—	—	16,596
Total Other Financial Instruments	$16,596	$16,960	$—	$33,556
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Bermuda — 1.0%
Hiscox, Ltd.	201,825	$ 3,645,640
Canada — 3.5%
Agnico Eagle Mines, Ltd.	22,500	3,618,801
Constellation Software, Inc.	1,984	5,221,278
Tourmaline Oil Corp.	73,542	3,234,684
		12,074,763
China — 3.0%
ANTA Sports Products, Ltd.	253,000	2,637,265
Tencent Holdings, Ltd.	51,800	4,193,036
Tsingtao Brewery Co., Ltd.	538,000	3,634,878
		10,465,179
Denmark — 4.2%
DSV A/S	37,386	7,934,272
Tryg A/S	276,089	6,805,333
		14,739,605
Finland — 4.4%
Kone Oyj, Class B	103,651	6,919,895
Nordea Bank Abp	491,944	8,400,687
		15,320,582
France — 12.4%
Capgemini SE	50,308	7,741,334
Dassault Systemes SE	135,728	3,853,287
Legrand SA	51,242	8,830,082
L'Oreal SA	24,127	10,085,292
Pernod Ricard SA	25,345	2,482,014
Safran SA	28,642	10,165,073
		43,157,082
Germany — 7.0%
Infineon Technologies AG	191,431	7,572,809
Merck KGaA	27,766	3,630,908
SAP SE	51,087	13,216,836
		24,420,553
Hong Kong — 1.1%
AIA Group, Ltd.	381,400	3,703,294
Italy — 3.1%
FinecoBank Banca Fineco SpA	327,440	7,476,764
Moncler SpA	55,080	3,301,374
		10,778,138
Japan — 10.0%
BayCurrent, Inc.	112,300	5,148,267
Keyence Corp.	27,958	10,407,828
Murata Manufacturing Co., Ltd.	331,200	7,289,796
SMC Corp.	19,600	6,685,952
Sony Group Corp.	186,700	5,248,098
		34,779,941
Jersey — 1.0%
Experian PLC	74,561	3,474,314
Netherlands — 11.0%
ASML Holding NV	10,686	11,308,438
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Davide Campari-Milano NV	462,450	$ 3,216,382
EXOR NV	64,964	5,631,033
Ferrari NV	3,774	1,507,310
IMCD NV	47,066	4,881,472
QIAGEN NV	165,854	7,792,155
Universal Music Group NV	151,219	4,056,021
		38,392,811
Singapore — 1.1%
DBS Group Holdings, Ltd.	95,260	3,946,967
South Korea — 1.7%
Samsung Electronics Co., Ltd.	77,052	5,813,715
Spain — 2.2%
Amadeus IT Group SA	102,424	7,829,675
Sweden — 3.4%
Atlas Copco AB, Class A	357,947	6,034,074
Hexagon AB, Class B	479,194	5,878,799
		11,912,873
Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	249,443	12,171,514
United Kingdom — 24.3%
Anglo American PLC	125,411	4,736,631
AstraZeneca PLC	52,996	8,681,717
Diploma PLC	86,822	6,398,656
Haleon PLC	2,099,538	9,766,653
Halma PLC	180,516	8,409,119
InterContinental Hotels Group PLC	30,494	3,682,311
London Stock Exchange Group PLC	82,456	10,275,465
NatWest Group PLC	841,519	6,456,139
Reckitt Benckiser Group PLC	44,240	3,380,147
RELX PLC (LSE)	153,783	6,781,968
RELX PLC (XAMS)	51,111	2,251,659
Rightmove PLC	616,322	5,408,542
Shell PLC	103,463	3,870,302
St. James's Place PLC	274,924	4,686,149
		84,785,458
Total Common Stocks (cost $288,760,979)		341,412,104
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $288,760,979)	97.9%	341,412,104
Other assets less liabilities	2.1	7,210,678
NET ASSETS	100.0%	$348,622,782
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*
Semiconductors	10.7%
Machinery-Diversified	10.3
Banks	7.5
Software	6.4
Cosmetics/Personal Care	5.7
Electronics	4.5
Diversified Financial Services	4.2
Insurance	4.0
Computers	3.7
Commercial Services	3.5
Pharmaceuticals	3.5
Aerospace/Defense	2.9
Internet	2.8
Beverages	2.6
Electrical Components & Equipment	2.6
Mining	2.5
Transportation	2.3
Leisure Time	2.2
Healthcare-Products	2.2
Oil & Gas	2.0
Miscellaneous Manufacturing	1.8
Retail	1.8
Investment Companies	1.6
Home Furnishings	1.5
Distribution/Wholesale	1.4
Entertainment	1.2
Lodging	1.1
Household Products/Wares	1.0
Auto Manufacturers	0.4
97.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$341,412,104	$—	$—	$341,412,104
Warrants	—	—	0	0
Total Investments at Value	$341,412,104	$—	$0	$341,412,104
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.3%
Canada — 1.6%
Bank of Nova Scotia
4.30%, 03/20/2028*		$ 1,400,000	$ 1,414,962
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,969,446
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,200,000	1,218,931
			4,603,339
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,121,909
5.25%, 01/29/2034		1,100,000	1,138,580
			2,260,489
Denmark — 0.2%
Danske Bank A/S
5.71%, 03/01/2030		500,000	519,837
France — 1.3%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	594,500
5.72%, 01/18/2030		1,300,000	1,345,711
Credit Agricole SA
1.25%, 01/26/2027*		650,000	645,005
5.13%, 03/11/2027		1,100,000	1,116,069
			3,701,285
Germany — 0.6%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	854,262
7.15%, 07/13/2027		800,000	815,058
			1,669,320
Italy — 0.4%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	833,924
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	343,988
			1,177,912
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc. FRS
5.38%, (SOFR+1.13%), 09/12/2031		400,000	401,376
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	666,844
			1,068,220
Jersey — 0.1%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	130,676
Luxembourg — 0.1%
Logicor Financing SARL
3.25%, 11/13/2028	EUR	300,000	349,032
Netherlands — 1.4%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	491,598
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	517,761
ING Groep NV
4.00%, 02/12/2035	EUR	300,000	360,637
4.02%, 03/28/2028		225,000	224,350
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	719,364
Security Description		Shares or Principal Amount	Value

Netherlands (continued)
Prosus NV
3.68%, 01/21/2030		$ 560,000	$ 537,520
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,216,279
			4,067,509
Spain — 0.3%
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	345,680
0.75%, 05/26/2028	EUR	100,000	112,344
6.04%, 06/15/2035		300,000	319,408
			777,432
Switzerland — 0.9%
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	314,219
3.09%, 05/14/2032*		300,000	277,779
4.13%, 06/09/2033	EUR	300,000	362,540
5.43%, 02/08/2030		1,000,000	1,034,525
5.70%, 02/08/2035		600,000	632,568
			2,621,631
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	202,564
United Kingdom — 2.7%
Barclays PLC
4.48%, 11/11/2029		700,000	701,187
5.69%, 03/12/2030		700,000	726,718
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	625,103
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	735,013
Nationwide Building Society
3.96%, 07/18/2030*		700,000	688,359
NatWest Group PLC FRS
5.53%, (SOFR+1.25%), 03/01/2028		700,000	704,425
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,137,768
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	695,949
6.30%, 01/09/2029		800,000	831,880
Vmed O2 UK Financing I PLC
5.63%, 04/15/2032*	EUR	800,000	938,943
			7,785,345
United States — 6.4%
Athene Global Funding FRS
4.98%, (SOFR+0.75%), 07/16/2026*		900,000	901,899
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	74,524
Bank of America Corp.
5.29%, 04/25/2034		300,000	310,405
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	649,690
Beignet Investor LLC
6.58%, 05/30/2049*		2,800,000	2,986,781
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	780,040
5.20%, 04/15/2032		300,000	312,114

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042		$ 200,000	$ 141,559
Citigroup, Inc.
3.98%, 03/20/2030		800,000	791,587
CommonSpirit Health
4.98%, 09/01/2035		500,000	497,499
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	293,173
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,509,547
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	752,685
5.50%, 01/24/2036		300,000	314,818
6.09%, 10/23/2029		700,000	737,733
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	520,815
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,142,931
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	238,679
5.42%, 07/21/2034		700,000	730,300
5.47%, 01/18/2035		50,000	52,003
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	706,189
Morgan Stanley Bank NA FRS
5.11%, (SOFR+0.90%), 01/12/2029		900,000	902,258
ONEOK, Inc.
4.25%, 09/24/2027		400,000	400,419
PacifiCorp
5.45%, 02/15/2034		300,000	308,409
Philip Morris International, Inc.
5.25%, 02/13/2034		500,000	515,361
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	326,155
4.75%, 02/01/2028		150,000	150,125
VMware, Inc.
4.70%, 05/15/2030		145,000	147,127
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	926,051
			18,120,876
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	86,190
Total Corporate Bonds & Notes (cost $47,424,993)			49,141,657
ASSET BACKED SECURITIES — 6.9%
Cayman Islands — 1.8%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 5.08%, (TSFR3M+1.20%), 01/20/2035*		700,000	700,700
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 5.01%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,541
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.11%, (TSFR3M+1.23%), 10/20/2031*		192,867	192,870
Security Description		Shares or Principal Amount	Value

Cayman Islands (continued)
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.29%, (TSFR3M+1.43%), 07/28/2034*		$ 2,100,000	$ 2,101,745
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 5.48%, (TSFR3M+1.25%), 11/13/2031*		807,185	808,043
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 4.92%, (TSFR3M+1.04%), 01/20/2035*		600,000	599,102
			4,903,001
Ireland — 2.9%
Arbour CLO DAC FRS
Series 11A, Class AR 3.37%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,614,796
Cairn CLO XI DAC FRS
Series 2019-11A, Class AR 3.27%, (3 ME+1.23%), 01/15/2040*	EUR	600,000	691,590
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.25%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	807,279
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.03%, (3 ME+1.02%), 01/15/2034*	EUR	1,100,000	1,265,628
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 3.03%, (3 ME+0.99%), 05/15/2034*	EUR	567,811	654,483
Providus CLO II DAC FRS
Series 2A, Class ARR 3.17%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	922,316
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 3.03%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,611,290
St Pauls CLO FRS
Series 11A, Class AR 2.87%, (3 ME+0.85%), 01/17/2032*	EUR	596,323	684,870
			8,252,252
Jersey — 0.4%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 4.85%, (TSFR3M+0.99%), 04/23/2035*		400,000	400,092
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.01%, (TSFR3M+1.13%), 07/20/2032*		764,723	763,931
			1,164,023
United States — 1.8%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029		900,000	902,625
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027		600,000	600,602
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 4.78%, (TSFR1M+0.78%), 10/25/2035		21,790	21,531
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*		725,000	741,162
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*		700,000	705,062

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.34%, (TSFR1M+0.34%), 04/25/2037		$ 157,660	$ 154,133
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028		1,020,811	1,031,642
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.78%, (SOFR30A+1.60%), 05/20/2054*		131,447	131,870
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026		106,311	106,346
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028		161,009	162,187
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.74%, (SOFR90A+0.37%), 12/15/2032*		529,836	503,264
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		87,618	88,437
			5,148,861
Total Asset Backed Securities (cost $18,880,596)			19,468,137
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Cayman Islands — 0.2%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.68%, (SOFR30A+1.45%), 01/15/2037*		456,160	456,160
Ireland — 0.2%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.01%, (1 ME+1.10%), 01/24/2063*	EUR	595,294	685,857
United Kingdom — 1.3%
Braccan Mtg. Funding PLC FRS
Series 2025-1A, Class A 4.82%, (SONIA+0.84%), 05/17/2067*	GBP	999,998	1,316,457
Together Asset Backed Securitisation PLC FRS
Series 2025-1ST1A, Class A 4.74%, (SONIA+0.76%), 08/15/2066*	GBP	500,000	656,956
Towd Point Mtg. Funding PLC FRS
Series 2023-V3, Class A1 5.38%, (SONIA+1.40%), 02/20/2054	GBP	541,380	713,513
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 4.77%, (SONIA+0.79%), 12/20/2066*	GBP	685,141	900,610
			3,587,536
United States — 10.9%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	953,933
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	273,554
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)		800,000	797,337
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)		500,000	528,932
Security Description	Shares or Principal Amount	Value

United States (continued)
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	$ 375,000	$ 392,335
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	639,287
BDS LLC FRS
Series 2025-FL14, Class A 5.28%, (TSFR1M+1.28%), 10/17/2042*	700,000	701,877
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	637,535
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.37%, (TSFR1M+1.34%), 03/15/2041*	521,855	522,018
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054	150,000	154,529
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	842,767
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	844,121
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,187,839
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*	588,540	593,102
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.42%, (TSFR1M+1.39%), 03/15/2041*	352,255	352,475
Series 2024-XL4, Class A 5.47%, (TSFR1M+1.44%), 02/15/2039*	904,834	905,949
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 5.43%, (SOFR30A+1.25%), 05/25/2055*	902,198	900,451
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)	722,847	650,939
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(3)	500,000	521,760
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	241,997
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.65%, (TSFR1M+0.65%), 02/25/2036	182,496	159,068
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,043,382	1,055,017
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,099,181	1,111,888
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,429,625	1,270,948
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5513, Class MF 5.12%, (SOFR30A+0.94%), 11/25/2054	888,820	891,494
Series 5426, Class BF 5.26%, (SOFR30A+0.90%), 04/15/2049	656,422	657,392
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	107,855	118,074

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2012-111, Class B 7.00%, 10/25/2042	$ 28,460	$ 30,776
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 5.34%, (SOFR30A+1.16%), 03/25/2055	822,882	826,410
Series 2024-90, Class FA 5.68%, (SOFR30A+1.50%), 12/25/2054	815,058	821,463
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	772,374	780,214
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	440,627
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	535,482	454,020
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	559,585	567,607
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.59%, (TSFR1M+0.59%), 06/25/2047	127,300	120,897
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	57,441	56,389
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	736,993
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(3)	650,000	611,865
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	501,013
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	541,266
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,038,183	1,045,405
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	623,488	627,680
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	645,932
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 5.10%, (TSFR1M+1.06%), 01/15/2036*	400,000	390,000
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	834,202	823,624
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 4.82%, (TSFR6M+1.09%), 11/20/2034	9,304	8,725
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	569,750	512,671
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.03%, 07/25/2065*(3)	988,917	998,333
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	434,093	439,760
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2024-4, Class A1 6.22%, 06/25/2069*	$ 417,720	$ 423,378
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 5.10%, (12 MTA+0.99%), 06/25/2046	173,120	144,328
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.91%, 12/28/2037(3)	67,036	61,541
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	454,656
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	17,646	16,077
		30,988,268
Total Collateralized Mortgage Obligations (cost $35,215,742)		35,717,821
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 63.9%
United States — 63.9%
United States Treasury Bonds
2.25%, 08/15/2049(4)	300,000	193,734
2.38%, 11/15/2049	700,000	463,121
3.00%, 02/15/2048 to 08/15/2048	2,450,000	1,867,684
3.38%, 11/15/2048	2,800,000	2,271,391
4.13%, 08/15/2044	9,325,000	8,727,981
4.50%, 11/15/2054	8,500,000	8,266,582
4.63%, 02/15/2055	2,800,000	2,779,438
4.88%, 08/15/2045	100,000	103,000
United States Treasury Notes
4.25%, 08/15/2035	100,000	101,250
United States Treasury Notes TIPS
1.13%, 01/15/2033(5)	3,480,064	3,368,355
2.38%, 10/15/2028(5)(6)(7)	5,076,624	5,262,645
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053	2,401,130	2,396,769
6.00%, 01/01/2053 to 07/01/2054	25,603,371	26,220,854
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030	251,848	244,841
3.00%, 06/01/2052	187,947	166,772
3.50%, 12/01/2054	190,938	176,095
5.00%, 10/01/2053 to 05/01/2054	736,322	733,504
5.50%, 11/01/2053 to 04/01/2054	2,057,590	2,086,829
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055	3,177,932	2,824,603
3.00%, November 30 TBA	6,900,000	6,199,219
3.50%, 09/20/2052 to 06/20/2055	16,270,882	14,901,856
6.50%, January 30 TBA	6,100,000	6,278,747
Uniform Mtg. Backed Securities
5.00%, December 30 TBA	35,600,000	35,394,336
6.50%, December 30 TBA	48,400,000	50,138,259
Total U.S. Government & Agency Obligations (cost $180,803,208)		181,167,865
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)	200,000	209,888

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 31.9%
Australia — 1.5%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	1,700,000	$ 884,932
2.00%, 03/08/2033	AUD	400,000	220,625
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	270,998
1.75%, 07/20/2034*	AUD	800,000	410,649
2.00%, 08/22/2033	AUD	2,000,000	1,084,227
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	301,965
2.25%, 09/15/2033	AUD	1,300,000	716,197
4.25%, 12/20/2032	AUD	600,000	386,573
			4,276,166
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	841,282
Bulgaria — 0.3%
Government of Bulgaria
3.38%, 07/18/2035	EUR	400,000	457,685
4.13%, 07/18/2045	EUR	400,000	451,822
			909,507
Canada — 0.9%
Government of Canada
2.75%, 03/01/2030	CAD	100,000	71,594
Province of British Columbia, Canada
4.15%, 06/18/2034	CAD	500,000	373,612
4.95%, 06/18/2040	CAD	400,000	310,908
Province of Ontario, Canada
3.65%, 06/02/2033	CAD	200,000	145,699
Province of Quebec, Canada
3.60%, 09/01/2033	CAD	1,500,000	1,085,020
4.45%, 09/01/2034	CAD	600,000	456,810
			2,443,643
France — 6.0%
Government of France
0.75%, 02/25/2028*	EUR	3,050,000	3,402,880
2.75%, 10/25/2027*	EUR	2,750,000	3,207,692
2.75%, 02/25/2030*	EUR	9,000,000	10,459,725
			17,070,297
Israel — 1.1%
State of Israel
5.38%, 02/19/2030		$ 1,100,000	1,139,812
5.50%, 03/12/2034		1,700,000	1,771,885
5.63%, 02/19/2035		200,000	210,538
			3,122,235
Italy — 1.2%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030		500,000	500,165
Republic of Italy
2.10%, 08/26/2027	EUR	2,400,000	2,764,094
			3,264,259
Japan — 4.4%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	701,368
Government of Japan
0.60%, 06/20/2029	JPY	120,000,000	765,287
1.30%, 06/20/2052	JPY	160,000,000	707,920
1.30%, 03/20/2063	JPY	140,000,000	530,458
Security Description		Shares or Principal Amount	Value

Japan (continued)
1.40%, 12/20/2042	JPY	400,000,000	$ 2,233,080
1.60%, 12/20/2053	JPY	50,000,000	234,579
2.00%, 12/20/2044	JPY	210,000,000	1,249,290
2.30%, 12/20/2054	JPY	588,000,000	3,241,574
2.40%, 03/20/2045	JPY	109,000,000	688,968
Government of Japan CPI Linked Bond
0.10%, 03/10/2029(5)	JPY	314,980,400	2,076,479
			12,429,003
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC
18.40%, 10/16/2028*	KZT	141,000,000	267,418
Kuwait — 0.5%
State of Kuwait
4.02%, 10/09/2028*		$ 700,000	698,311
4.14%, 10/09/2030*		300,000	299,177
4.65%, 10/09/2035*		500,000	502,188
			1,499,676
Luxembourg — 0.6%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*		1,600,000	1,625,440
Malaysia — 0.2%
Government of Malaysia
2.63%, 04/15/2031	MYR	800,000	183,949
4.76%, 04/07/2037	MYR	1,400,000	367,745
			551,694
Peru — 2.0%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	2,683,414
6.15%, 08/12/2032*	PEN	1,500,000	471,250
6.95%, 08/12/2031	PEN	7,361,000	2,396,675
			5,551,339
Poland — 0.8%
Republic of Poland
4.63%, 03/18/2029		500,000	510,037
4.88%, 02/12/2030		200,000	206,145
5.13%, 09/18/2034		1,500,000	1,540,836
5.38%, 02/12/2035		100,000	104,532
			2,361,550
Romania — 0.7%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	469,912
5.25%, 05/30/2032*	EUR	100,000	117,167
5.63%, 02/22/2036	EUR	900,000	1,020,966
5.63%, 05/30/2037*	EUR	300,000	336,061
6.25%, 09/10/2034*	EUR	100,000	120,737
			2,064,843
Saudi Arabia — 1.5%
Kingdom of Saudi Arabia
3.38%, 03/05/2032*	EUR	400,000	464,295
3.75%, 03/05/2037*	EUR	100,000	114,185
4.75%, 01/16/2030		2,500,000	2,550,031
5.13%, 01/13/2028*		800,000	816,781
5.38%, 01/13/2031*		400,000	420,502
			4,365,794

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	$ 367,572
6.00%, 06/12/2034*		$ 300,000	315,050
			682,622
Singapore — 0.4%
Republic of Singapore
2.38%, 07/01/2039	SGD	280,000	223,940
3.25%, 06/01/2054	SGD	931,000	901,981
			1,125,921
South Africa — 2.5%
Republic of South Africa
6.25%, 03/31/2036	ZAR	2,600,000	121,359
8.00%, 01/31/2030	ZAR	28,400,000	1,653,199
8.75%, 02/28/2048	ZAR	3,700,000	190,160
8.88%, 02/28/2035	ZAR	90,500,000	5,224,029
			7,188,747
South Korea — 0.3%
Korea Expressway Corp.
5.00%, 05/14/2027*		700,000	710,684
Spain — 4.8%
Kingdom of Spain
Zero Coupon, 01/31/2028	EUR	3,500,000	3,852,152
2.40%, 05/31/2028	EUR	3,200,000	3,709,837
3.15%, 04/30/2035*	EUR	100,000	115,802
3.45%, 10/31/2034*	EUR	5,050,000	6,008,560
			13,686,351
United Kingdom — 1.6%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	423,655
4.38%, 07/31/2054	GBP	700,000	809,221
5.38%, 01/31/2056	GBP	2,400,000	3,252,195
			4,485,071
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	64,998
Total Foreign Government Obligations (cost $87,245,310)			90,588,540
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		1,273,000	1,053
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Goldman Sachs Bank USA)		311,000	257
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/24/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		2,666,000	2,247
Over the Counter call option on the USD vs. SEK (Expiration Date: 11/26/2025; Strike Price: USD 10.20; Counterparty: Bank of America, N.A.)		568,000	10
			3,567
Security Description		Shares or Principal Amount	Value

Purchased Options - Puts — 0.0%
Over the Counter put option on the EUR vs. HUF (Expiration Date: 01/16/2026; Strike Price: EUR 387.00; Counterparty: Goldman Sachs Bank USA)		521,452	$ 3,009
Over the Counter put option on the EUR vs. HUF (Expiration Date: 12/11/2025; Strike Price: EUR 390.00; Counterparty: Bank of America, N.A.)		671,000	5,637
Over the Counter put option on the EUR vs. HUF (Expiration Date: 12/17/2025; Strike Price: EUR 387.00; Counterparty: Bank of America, N.A.)		678,000	3,225
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/26/2025; Strike Price: EUR 1.12; Counterparty: Bank of America, N.A.)		1,784,000	356
Over the Counter put option on the EUR vs. USD (Expiration Date: 12/17/2025; Strike Price: EUR 1.10; Counterparty: Goldman Sach Bank USA)		70,000	1,525
Over the Counter put option on the EUR vs. USD (Expiration Date: 12/17/2025; Strike Price: EUR 1.10; Counterparty: Goldman Sach Bank USA)		70,000	28
Over the Counter put option on the USD vs. BRL (Expiration Date: 11/18/2025; Strike Price: USD 5.47; Counterparty: Bank of America, N.A.)		2,140,000	36,068
Over the Counter put option on the USD vs. BRL (Expiration Date: 12/10/2025; Strike Price: USD 5.48; Counterparty: Goldman Sachs Bank USA)		1,012,000	19,037
			68,885
Total Purchased Options (cost $93,446)			72,452
Total Long-Term Investment Securities (cost $369,863,295)			376,366,360
SHORT-TERM INVESTMENTS — 6.1%
Commercial Paper — 0.8%
Air Lease Corp. 4.48%, 11/13/2025*		250,000	249,611
Bacardi-Martini BV 4.38%, 12/11/2025*		250,000	248,743
Canadian Natural Resources, Ltd. 4.25%, 11/05/2025*		250,000	249,852
Crown Castle, Inc. 4.56%, 11/20/2025*		250,000	249,381
Jones Lang LaSallle Finance BV 4.33%, 11/04/2025		250,000	249,888
Oracle Corp. 4.33%, 11/19/2025*		250,000	249,469
Targa Resources Corp. 4.33%, 11/21/2025*		800,000	798,075
			2,295,019
Sovereign — 3.1%
Federal Republic of Nigeria 19.97%, 11/04/2025	NGN	150,000,000	104,834
Federal Republic of Nigeria 23.28%, 06/29/2026	NGN	1,423,082,000	877,110
Federal Republic of Nigeria 24.56%, 06/11/2026	NGN	551,000,000	343,525

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Sovereign (continued)
Federal Republic of Nigeria 24.56%, 06/12/2026	NGN	551,000,000	$ 342,943
National Republic of Brazil 12.94%, 04/01/2026	BRL	13,500,000	2,372,352
National Republic of Brazil 12.98%, 04/01/2026	BRL	8,100,000	1,423,412
National Republic of Brazil 13.05%, 04/01/2026	BRL	5,800,000	1,019,233
National Republic of Brazil 12.97%, 04/01/2026	BRL	10,100,000	1,774,871
Republic of South Africa 6.98%, 04/22/2026	ZAR	7,890,000	440,553
			8,698,833
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.71%(8)		6,234,739	6,234,739
Total Short-Term Investments (cost $17,058,481)			17,228,591
TOTAL INVESTMENTS (cost $386,921,776)		138.8%	393,594,951
Other assets less liabilities		(38.8)	(110,056,489)
NET ASSETS		100.0%	$283,538,462
FORWARD SALES CONTRACTS — (11.9%)
U.S. Government Agencies — (11.9%)
Uniform Mtg. Backed Securities — (11.9%)
2.00%, November 30 TBA		$ (25,000,000)	(20,268,687)
3.00%, December 30 TBA		(200,000)	(177,172)
4.00%, November 30 TBA		(1,400,000)	(1,328,190)
2.00%, November 15 TBA		(4,100,000)	(3,772,890)
2.00%, December 30 TBA		(1,900,000)	(1,540,643)
4.50%, December 30 TBA		(100,000)	(97,419)
5.50%, December 30 TBA		(4,500,000)	(4,543,171)
6.00%, December 30 TBA		(1,995,000)	(2,039,612)
Total Forward Sales Contracts (cost $(33,781,175))			(33,767,784)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $87,344,811 representing 30.8% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	08/15/17, 10/23/17	$390,000	$115,546	$86,190	$22.10	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	07/27/17	230,000	93,621	64,998	28.26	0.0
				$151,188		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of October 31, 2025.
1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
EUR—Euro Currency
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

KZT—Kazakhstani Tenge
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Sol
SGD—Singapore Dollar
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	42,300,000	CAD	12-Month CORRA	Fixed 3.500%	Annual	Annual	Dec 2025	$ (20,517)	$ 66,628	$ 46,111
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(245,189)	5,486	(239,703)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(37,053)	(350,017)	(387,070)
Centrally Cleared	700,000	EUR	6-Month EURIBOR	Fixed 2.950	Annual	Semiannual	Jun 2029	—	19,858	19,858
Centrally Cleared	800,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(350,004)	(541,314)	(891,318)
Centrally Cleared	3,400,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Dec 2034	30,727	(63,961)	(33,234)
Centrally Cleared	2,500,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	69,470	31,883	101,353
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	26,040	(94,047)	(68,007)
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	10,928	(16,036)	(5,108)
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(4,159)	(53,681)	(57,840)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	340,704	187,426	528,130
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	151,964	(189,225)	(37,261)
Centrally Cleared	245,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	28,153	295,393	323,546
Centrally Cleared	8,700,000	EUR	6-Month EURIBOR	Fixed 2.343	Semiannual	Annual	Jan 2030	6,477	19,726	26,203
Centrally Cleared	7,000,000	EUR	12-Month ESTR	Fixed 2.028	Annual	Annual	Oct 2029	(909)	642	(267)
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	(6,577)	(6,577)
Centrally Cleared	5,600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2035	11,089	51,243	62,332
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(19,453)	(19,453)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(829)	(2,553)	(3,382)
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(20,437)	(20,437)
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(94,930)	(147,173)	(242,103)
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(28,562)	(87,287)	(115,849)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(26,751)	(40,746)	(67,497)
Centrally Cleared	31,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2028	71,828	341,927	413,755
Centrally Cleared	3,300,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	145,812	(43,500)	102,312
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	1,138,588	(579,128)	559,460
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	301,897	(8,984)	292,913
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	111	111
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	(580)	(580)
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	(99)	(99)
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	(13,161)	(13,161)
Centrally Cleared	100,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	(2,782)	(2,782)
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	(15,868)	(15,868)
Centrally Cleared	2,400,000	USD	Fixed 3.765	12-Month SOFR	Annual	Annual	Feb 2055	—	78,906	78,906
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	6,319	6,319
Centrally Cleared	7,900,000	EUR	Fixed 2.213	6-Month EURIBOR	Annual	Semiannual	Mar 2055	117,418	468,274	585,692
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2027	(6,090)	1,816	(4,274)
Centrally Cleared	4,900,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2035	190,650	(30,058)	160,592
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	11,358	(19,085)	(7,727)
Centrally Cleared	120,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Jun 2035	13,746	(28,760)	(15,014)
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	(2,147)	28,232	26,085
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	2,155	60	2,215
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	(3,210)	2,057	(1,153)
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	(8,262)	1,805	(6,457)
Centrally Cleared	7,835,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	May 2032	(7,344)	(117,234)	(124,578)
Centrally Cleared	14,400,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Mar 2031	23,184	96,069	119,253
Centrally Cleared	80,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2030	2,013	(6,004)	(3,991)
Centrally Cleared	1,583,450,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Sep 2035	(93,188)	(126,559)	(219,747)
Centrally Cleared	15,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2027	68,557	28,360	96,917
Centrally Cleared	6,300,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2030	86,532	14,351	100,883
Centrally Cleared	100,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Sep 2055	9,897	(2,013)	7,884
Centrally Cleared	1,100,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2035	17,247	(6,267)	10,980
Centrally Cleared	500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Jun 2035	11,665	(6,602)	5,063
Centrally Cleared	57,400,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Mar 2031	(379,896)	(456,934)	(836,830)
Centrally Cleared	7,400,000	GBP	Fixed 4.000	12-Month SONIA	Annual	Annual	Mar 2036	(24,896)	(16,534)	(41,430)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,730,000	SGD	Fixed 2.000%	6-Month SORA	Semiannual	Semiannual	Sep 2035	$ 7,790	$ (28,159)	$ (20,369)
Centrally Cleared	12,700,000	AUD	6-Month BBSW	Fixed 4.250%	Semiannual	Semiannual	Sep 2035	81,174	(124,186)	(43,012)
Centrally Cleared	1,100,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Mar 2056	17,841	(42,469)	(24,628)
Centrally Cleared	14,400,000	USD	12-Month SOFR	Fixed 3.460	Annual	Annual	Jun 2027	—	3,862	3,862
Centrally Cleared	27,900,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Mar 2028	(99,674)	7,468	(92,206)
Centrally Cleared	2,190,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Mar 2031	(4,384)	(10,537)	(14,921)
Centrally Cleared	13,850,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Semiannual	Mar 2036	3,553	97,266	100,819
Centrally Cleared	3,440,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2056	(47,669)	(26,403)	(74,072)
Centrally Cleared	3,300,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Sep 2027	20,335	(16,939)	3,396
Centrally Cleared	1,300,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2030	(5,990)	16,886	10,896
Centrally Cleared	623,000	USD	Fixed 3.300	12-Month SOFR	Annual	Annual	Feb 2030	(921)	2,221	1,300
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750	Quarterly	Semiannual	Jun 2029	13,405	72,904	86,309
Centrally Cleared	2,300,000	NZD	Fixed 4.750	3-Month NZDBB	Semiannual	Quarterly	Jun 2029	(84,753)	(1,556)	(86,309)
Centrally Cleared	8,500,000	CAD	6-Month CORRA	Fixed 3.000	Semiannual	Semiannual	Sep 2035	(22,743)	104,867	82,124
Centrally Cleared	1,900,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Mar 2031	(5,191)	(8,571)	(13,762)
Centrally Cleared	640,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Sep 2055	30,084	(45,888)	(15,804)
Centrally Cleared	3,492,700	USD	Fixed 4.100	12-Month SOFR	Annual	Annual	Nov 2053	(122,453)	41,811	(80,642)
Centrally Cleared	116,990,000	KRW	3-Month KSDA	Fixed 2.750	Quarterly	Quarterly	Mar 2036	818	(2,151)	(1,333)
Centrally Cleared	18,500,000	SGD	Fixed 1.500	6-Month SORA	Semiannual	Semiannual	Sep 2030	(73,911)	88,493	14,582
Centrally Cleared	597,200	USD	Fixed 3.325	12-Month SOFR	Annual	Annual	Feb 2030	(3,629)	4,289	660
Centrally Cleared	15,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2035	(132,220)	27,420	(104,800)
Centrally Cleared	600,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2055	19,798	712	20,510
Centrally Cleared	14,200,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Annual	Dec 2030	(167,387)	(29,820)	(197,207)
Centrally Cleared	5,200,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	SemiAnnual	Mar 2036	(26,970)	(6,670)	(33,640)
Centrally Cleared	4,200,000	NZD	Fixed 3.500	3-Month NZDBB	Quarterly	Quarterly	Mar 2031	(42,832)	6,249	(36,583)
Centrally Cleared	15,900,000	NZD	Fixed 3.165	3-Month NZDBB	Semiannual	Quarterly	Dec 2030	(18,877)	(11,026)	(29,903)
Centrally Cleared	9,100,000	NZD	Fixed 2.500	3-Month NZDBB	Semiannual	Quarterly	Mar 2028	3,289	11,415	14,704
								$892,646	$(1,234,599)	$(341,953)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	$ 6,600,000	USD	$ 6,600,000	1.000%	Quarterly	Dec 2034	$(32,713)	$ (41,811)	$ (74,524)
Centrally Cleared	CDX Investment Grade Index Series 44	17,800,000	USD	17,800,000	1.000	Quarterly	Jun 2035	(23,911)	(129,841)	(153,752)
				$24,400,000				$(56,624)	$(171,652)	$(228,276)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Bank of America, N.A.	ITrax Crossover Index Series 44	0.7571%	500,000	EUR	500,000	5.000%	Quarterly	Dec 2030	$ 115,404	$ (2,515)	$ 112,889
Centrally Cleared	CDX Investment Grade Index Series 43	0.4261	800,000	USD	800,000	1.000	Quarterly	Dec 2029	15,100	2,549	17,649
Centrally Cleared	Ford Motor Co.	1.3297	700,000	USD	700,000	5.000	Quarterly	Dec 2029	89,251	7,440	96,691
Centrally Cleared	CDX Investment Grade Index Series 44	0.4832	71,960,000	USD	71,960,000	1.000	Quarterly	Jun 2030	1,410,990	171,907	1,582,897
Centrally Cleared	CDX Investment Grade Index Series 43	0.8883	116,200,000	USD	116,200,000	1.000	Quarterly	Dec 2030	2,591,708	(29,126)	2,562,582
					42,740,000				$4,107,049	$152,770	$4,259,819
					42,240,000				$4,222,453	$150,255	$4,372,708

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs International	JPY	5,185,600,000	USD	34,896,366	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2026	$—	$ 58,534	$ 58,534
Goldman Sachs Bank USA	JPY	910,000,000	USD	6,190,476	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2031	—	14,668	14,668
Goldman Sachs Bank USA	GBP	2,134,000	USD	2,838,000	3-Month SOFR	3-Month SONIA	Quarterly	Oct 2045	—	(18,723)	(18,723)
									$—	$54,479	$54,479
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
TONA—Tokyo Overnight Average Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Exchange - Traded	Call option on 10 Year U.S. Treasury Note Futures	115.00	11/21/2025	13	$—	$ 3,235	$ 508	$ 2,727
Exchange - Traded	Call option on 10 Year U.S. Treasury Note Futures	114.00	11/21/2025	26	—	9,683	2,844	6,839
Exchange - Traded	Call option on Euro-BUND Futures	130.50	11/21/2025	7	—	1,631	1,129	502
Exchange - Traded	Call option on 10 Year U.S. Treasury Note Futures	113.75	11/21/2025	13	—	2,625	1,930	695
						$17,174	$6,411	$10,763
Puts
Exchange - Traded	Put option on Euro-BUND Futures	129.00	11/21/2025	7	—	2,284	2,421	(137)
Exchange - Traded	Put option on 10 Year U.S. Treasury Note Futures	111.50	11/21/2025	26	—	7,724	2,235	5,489
Exchange - Traded	Put option on 10 Year U.S. Treasury Note Futures	112.00	11/21/2025	13	—	2,088	2,336	(248)
Exchange - Traded	Put option on 10 Year U.S. Treasury Note Futures	112.50	11/21/2025	13	—	4,047	4,570	(523)
						$16,143	$11,562	$4,581
						$33,317	$17,973	$15,344

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.50% versus USD-SOFR maturing 11/06/2025	3.50	11/6/2025	$1,000,000	$2,475	$ 83	$2,392
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.43% versus USD-SOFR maturing 11/10/2025	3.42	11/10/2025	300,000	984	20	964
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.39% versus USD-SOFR maturing 11/17/2025	3.39	11/17/2025	300,000	893	56	837
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.54% versus USD-SOFR maturing 11/28/2025	3.54	11/28/2025	700,000	1,610	1,481	129
					$5,962	$1,640	$4,322
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.80% versus USD-SOFR maturing 11/06/2025	3.80	11/6/2025	1,000,000	2,475	200	2,275
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.73% versus USD-SOFR maturing 11/10/2025	3.72	11/10/2025	300,000	984	469	515
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.69% versus USD-SOFR maturing 11/17/2025	3.69	11/17/2025	300,000	893	1,155	(262)
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.79% versus USD-SOFR maturing 11/28/2025	3.79	11/28/2025	700,000	1,610	1,716	(106)
					$5,962	$3,540	$2,422
					$11,924	$5,180	$6,744
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. BRL	Bank of America, N.A.	USD	5.80	11/18/2025	$2,140,000	$23,718	$ 512	$23,206
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/14/2026	1,273,000	695	858	(163)
USD vs. HKD	Goldman Sachs Bank USA	USD	7.85	8/14/2026	311,000	140	210	(70)
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/24/2026	2,666,000	1,172	1,829	(657)
USD vs. BRL	Goldman Sachs Bank USA	USD	5.80	12/10/2025	1,012,000	11,233	2,073	9,160
USD vs. TRY	Bank of America, N.A.	USD	43.50	11/12/2025	162,000	1,665	442	1,223
USD vs. TRY	Bank of America, N.A.	USD	43.45	11/14/2025	30,000	308	109	199
						$38,931	$6,033	$32,898
Puts
USD vs. BRL	Bank of America, N.A.	USD	5.25	11/18/2025	2,140,000	8,643	815	7,828
USD vs. BRL	Goldman Sachs Bank USA	USD	5.28	12/10/2025	1,012,000	4,756	2,600	2,156
						$13,399	$3,415	$9,984
						$52,330	$9,448	$42,882
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	Canada 5 Year Bonds	December 2025	$ 487,592	$ 493,929	$ 6,337
4	Long	Euro Buxl 30 Year Bonds	December 2025	515,838	535,383	19,545
116	Long	Euro-BTP	December 2025	15,880,583	16,236,090	355,507
179	Long	Long Gilt	December 2025	21,732,452	22,014,952	282,500

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
145	Long	U.S. Treasury 10 Year Notes	December 2025	16,243,490	$16,337,422	$ 93,932
238	Long	U.S. Treasury 5 Year Notes	December 2025	25,965,940	25,992,203	26,263
142	Long	U.S. Treasury Ultra 10 Year Notes	December 2025	16,188,057	16,398,781	210,724
212	Short	Euro-Schatz	December 2025	26,171,768	26,166,263	5,505
74	Short	Japan 10 Year Bonds	December 2025	65,820,623	65,323,211	497,412
						$1,497,725
						Unrealized (Depreciation)
31	Long	Australian 3 Year Bonds	December 2025	$ 2,174,068	$ 2,164,701	$ (9,367)
250	Short	Australian 10 Year Bonds	December 2025	18,582,060	18,584,164	(2,104)
7	Short	Canada 10 Year Bonds	December 2025	598,949	612,684	(13,735)
111	Short	Euro-BOBL	December 2025	15,082,871	15,130,675	(47,804)
156	Short	Euro-BUND	December 2025	23,014,392	23,266,057	(251,665)
205	Short	Euro-OAT	December 2025	28,453,476	28,962,465	(508,989)
71	Short	U.S. Treasury 2 Year Notes	December 2025	14,771,242	14,785,195	(13,953)
27	Short	U.S. Treasury Long Bonds	December 2025	3,077,963	3,167,438	(89,475)
38	Short	U.S. Treasury Ultra Bonds	December 2025	4,449,804	4,608,688	(158,884)
						$(1,095,976)
		Net Unrealized Appreciation (Depreciation)				$401,749
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	16,749,000	USD	11,069,511	11/04/2025	$ 110,641	$ —
	AUD	16,249,000	USD	10,631,997	12/02/2025	—	(3,255)
	BRL	1,069,487	USD	198,713	11/04/2025	—	(78)
	CAD	11,489,577	USD	8,202,183	12/02/2025	—	(1,893)
	CNY	280,935	USD	39,613	11/04/2025	119	—
	CNY	279,625	USD	39,565	12/04/2025	120	—
	DKK	24,833,897	USD	3,862,661	11/04/2025	29,648	—
	EUR	44,111,637	USD	51,862,633	11/04/2025	1,017,352	—
	GBP	4,056,000	USD	5,416,953	11/04/2025	88,587	—
	GBP	7,986,010	USD	10,466,034	12/02/2025	—	(25,833)
	IDR	9,964,200,000	USD	600,000	11/10/2025	695	—
	IDR	4,992,186,000	USD	300,000	11/24/2025	—	(169)
	IDR	3,823,589,000	USD	230,000	11/28/2025	125	—
	ILS	235,000	USD	70,753	11/13/2025	—	(1,362)
	INR	5,042,226	USD	57,000	11/19/2025	244	—
	JPY	1,534,593,820	USD	10,376,209	11/04/2025	418,427	—
	JPY	1,478,664,877	USD	9,743,524	12/02/2025	122,317	—
	KRW	818,374,200	USD	580,000	11/14/2025	7,139	—
	NOK	520,727	USD	51,804	12/02/2025	396	—
	NZD	1,523,562	USD	884,087	11/04/2025	12,229	—
	PEN	1,602,280	USD	472,510	11/20/2025	—	(3,205)
	PEN	16,132,543	USD	4,548,478	12/17/2025	—	(237,306)
	SGD	12,783,568	USD	9,896,501	12/02/2025	53,757	—
	TRY	7,097,772	USD	162,000	12/09/2025	—	(2,054)
	TWD	5,168,328	USD	168,586	11/03/2025	461	—
	TWD	1,225,776	USD	40,000	11/24/2025	173	—
	TWD	921,000	USD	30,000	11/28/2025	72	—
	TWD	120,416,195	USD	3,950,056	01/22/2026	24,476	—
	USD	199,000	BRL	1,069,487	11/04/2025	—	(209)
	USD	8,202,183	CAD	11,506,022	11/04/2025	1,879	—
	USD	2,621,758	CHF	2,079,000	11/04/2025	—	(38,347)
	USD	2,590,654	CHF	2,075,024	12/02/2025	—	(3,716)
	USD	39,666	CNY	280,935	11/04/2025	—	(172)
	USD	3,916,972	DKK	24,840,000	11/04/2025	—	(83,018)
	USD	3,862,661	DKK	24,787,333	12/02/2025	—	(29,612)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	890,000	EGP	43,458,700	12/29/2025	$ 10,541	$ —
	USD	1,732,286	EUR	1,486,000	11/04/2025	—	(19,448)
	USD	8,663,152	INR	769,512,113	11/19/2025	—	(1,377)
	USD	170,000	INR	15,029,870	11/28/2025	—	(907)
	USD	10,073,859	JPY	1,532,647,640	11/04/2025	—	(128,705)
	USD	2,919,466	MXN	54,081,000	12/17/2025	—	(21,605)
	USD	51,804	NOK	520,721	11/04/2025	—	(397)
	USD	2,106,052	NZD	3,661,000	11/04/2025	—	(11,044)
	USD	472,510	PEN	1,601,572	11/07/2025	3,186	—
	USD	1,167,800	PLN	4,279,053	01/16/2026	—	(9,948)
	USD	9,896,501	SGD	12,811,021	11/04/2025	—	(53,984)
	USD	1,089,122	TRY	47,624,058	11/18/2025	31,389	—
	USD	167,721	TWD	5,168,328	11/03/2025	404	—
	USD	20,000	TWD	611,436	11/17/2025	—	(137)
	USD	20,000	TWD	612,010	11/20/2025	—	(117)
	ZAR	35,354,000	USD	2,023,462	11/20/2025	—	(13,434)
	ZAR	7,560,506	USD	430,749	04/22/2026	—	(13)
						1,934,377	(691,345)
Barclays Bank PLC	TRY	1,272,401	USD	30,239	11/03/2025	—	(17)
BNP Paribas SA	TRY	1,273,402	USD	30,257	11/04/2025	—	(23)
Goldman Sachs Bank USA	BRL	3,834,718	USD	708,652	11/04/2025	—	(4,128)
	BRL	2,737,777	USD	493,000	12/12/2025	—	(11,182)
	BRL	37,500,000	USD	6,645,605	04/02/2026	—	(88,961)
	CAD	11,497,000	USD	8,270,901	11/04/2025	73,272	—
	DKK	24,805,000	USD	3,541,801	04/01/2026	—	(322,376)
	EUR	2,154,582	RON	11,015,009	11/07/2025	12,469	—
	EUR	699,231	RON	3,564,785	11/20/2025	685	—
	EUR	287,000	RON	1,468,522	12/05/2025	959	—
	EUR	427,000	RON	2,196,403	01/22/2026	1,463	—
	EUR	37,216,637	USD	42,969,303	12/02/2025	3,786	—
	GBP	3,930,010	USD	5,291,124	11/04/2025	128,270	—
	HKD	16,475,412	USD	2,120,783	11/19/2025	—	(97)
	IDR	3,177,750,000	USD	190,000	11/03/2025	—	(1,085)
	IDR	20,247,539,666	USD	1,214,878	12/17/2025	—	(1,702)
	INR	9,793,516	USD	110,026	11/03/2025	—	(297)
	INR	57,776,550	USD	650,000	11/10/2025	—	(662)
	INR	73,624,622	USD	829,459	11/19/2025	726	—
	KRW	756,788,449	USD	540,000	11/03/2025	8,827	—
	KRW	8,879,642,200	USD	6,256,389	11/19/2025	39,260	—
	MXN	3,260,000	USD	171,708	12/17/2025	—	(2,975)
	MYR	2,243,554	USD	534,936	12/17/2025	—	(1,366)
	NGN	269,928,000	USD	184,000	01/05/2026	—	(1,913)
	NOK	520,699	USD	52,174	11/04/2025	768	—
	PEN	1,602,658	USD	462,501	11/07/2025	—	(13,517)
	PEN	1,244,642	USD	338,494	12/12/2025	—	(30,788)
	SGD	13,658,000	USD	10,627,154	11/04/2025	133,915	—
	THB	56,278,940	USD	1,737,354	01/21/2026	—	(14,054)
	TWD	5,167,490	USD	170,000	11/03/2025	1,902	—
	TWD	142,822,031	USD	4,677,372	01/22/2026	21,360	—
	USD	323,395	AUD	500,000	11/04/2025	3,755	—
	USD	709,479	BRL	3,834,718	11/04/2025	3,301	—
	USD	10,063,306	BRL	54,992,784	12/02/2025	85,032	—
	USD	555,652	BRL	3,061,475	02/03/2026	1,290	—
	USD	23,000	EGP	1,163,110	12/08/2025	1,323	—
	USD	6,301,546	EUR	5,409,000	11/04/2025	—	(66,862)
	USD	191,548	IDR	3,177,750,000	11/03/2025	—	(463)
	USD	600,615	IDR	9,966,722,612	11/10/2025	—	(1,158)
	USD	5,460,400	IDR	90,723,600,005	12/17/2025	—	(9,243)
	USD	111,414	INR	9,793,516	11/03/2025	—	(1,091)
	USD	650,838	INR	57,807,465	11/10/2025	172	—
	USD	100,000	INR	8,801,740	11/24/2025	—	(954)
	USD	528,185	KRW	756,788,449	11/03/2025	2,987	—

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	569,885	KRW	818,374,200	11/14/2025	$ 2,977	$ —
	USD	140,000	KZT	77,910,000	12/05/2025	5,731	—
	USD	1,504,768	MXN	28,505,000	12/17/2025	22,636	—
	USD	1,224,870	NZD	2,137,438	12/02/2025	—	(293)
	USD	119,364	PLN	437,000	01/16/2026	—	(1,118)
	USD	4,167,547	PLN	15,218,635	01/23/2026	—	(49,901)
	USD	656,876	SGD	845,000	11/04/2025	—	(7,675)
	USD	1,110,000	THB	35,903,061	11/03/2025	347	—
	USD	440,000	THB	14,262,248	11/10/2025	1,288	—
	USD	1,322,255	THB	42,558,801	12/08/2025	—	(2,522)
	USD	4,185,400	TRY	183,404,228	12/09/2025	53,710	—
	USD	168,558	TWD	5,167,490	11/03/2025	—	(461)
	USD	30,000	TWD	919,650	11/17/2025	—	(125)
	ZAR	55,426,000	USD	3,183,008	11/20/2025	—	(10,322)
						612,211	(647,291)
Unrealized Appreciation (Depreciation)						$2,546,588	$(1,338,676)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
KZT—Kazakhstani Tenge
MXN—Mexican Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian Leu
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	62.1%
Foreign Government Obligations	31.9
Collateralized Mortgage Obligations	12.6
Banks	10.8
Short-Term Investments	6.1
Other Asset Backed Securities	5.3
Internet	1.3
Investment Companies	1.1
Auto Loan Receivables	1.0
Pharmaceuticals	0.6
Credit Card Receivables	0.5
Telecommunications	0.5
Diversified Financial Services	0.4
Healthcare-Products	0.4
Semiconductors	0.4
Insurance	0.3
Savings & Loans	0.2
Lodging	0.2
Agriculture	0.2
Healthcare-Services	0.2
Mining	0.2
Pipelines	0.1
Real Estate	0.1
Commercial Services	0.1
Electric	0.1
Commercial and Residential	0.1

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Municipal Securities	0.1%
Software	0.1
137.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$49,141,657	$—	$49,141,657
Asset Backed Securities	—	19,468,137	—	19,468,137
Collateralized Mortgage Obligations	—	35,717,821	—	35,717,821
U.S. Government & Agency Obligations	—	181,167,865	—	181,167,865
Foreign Government Obligations	—	90,588,540	—	90,588,540
Municipal Securities	—	209,888	—	209,888
Purchased Options	—	72,452	—	72,452
Short-Term Investments:
Unaffiliated Investment Companies	6,234,739	—	—	6,234,739
Other Short-Term Investments	—	10,993,852	—	10,993,852
Total Investments at Value	$6,234,739	$387,360,212	$—	$393,594,951
Other Financial Instruments:†
Swaps	$—	$2,487,533	$—	$2,487,533
Futures Contracts	1,497,725	—	—	1,497,725
Forward Foreign Currency Contracts	—	2,546,588	—	2,546,588
Written Options	16,252	50,884	—	67,136
Total Other Financial Instruments	$1,513,977	$5,085,005	$—	$6,598,982
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$33,767,784	$—	$33,767,784
Other Financial Instruments:†
Swaps	$—	$3,689,050	$—	$3,689,050
Futures Contracts	1,095,976	—	—	1,095,976
Forward Foreign Currency Contracts	—	1,338,676	—	1,338,676
Written Options	908	1,258	—	2,166
Total Other Financial Instruments	$1,096,884	$5,028,984	$—	$6,125,868
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 1.8%
AGL Energy, Ltd.	591,844	$ 3,585,875
Aurizon Holdings, Ltd.	248,611	557,945
BlueScope Steel, Ltd.	54,815	821,319
Downer EDI, Ltd.	166,692	843,085
JB Hi-Fi, Ltd.	18,630	1,276,496
Sims, Ltd.	32,310	337,401
Suncorp Group, Ltd.	42,835	549,888
		7,972,009
Austria — 1.4%
ams-OSRAM AG†	10,453	144,049
OMV AG	35,885	1,963,081
Raiffeisen Bank International AG	28,544	1,064,026
Strabag SE	1,437	112,467
voestalpine AG	74,365	2,646,936
		5,930,559
Belgium — 0.8%
Ageas SA	19,943	1,319,471
Bekaert SA	7,398	309,115
Colruyt Group NV	6,516	243,346
Proximus SADP	137,690	1,183,171
Umicore SA	19,981	380,934
		3,436,037
Bermuda — 0.8%
China Gas Holdings, Ltd.	310,600	319,372
Jardine Matheson Holdings, Ltd.	21,100	1,239,625
Kerry Properties, Ltd.	202,000	508,474
Skyworth Group, Ltd.†	1,184,000	600,338
Yue Yuen Industrial Holdings, Ltd.	478,500	878,111
		3,545,920
Canada — 5.6%
Atco, Ltd., Class I	22,051	830,912
BRP, Inc.	9,500	595,922
Canfor Corp.†	20,800	181,372
Empire Co., Ltd., Class A	29,900	1,015,818
Finning International, Inc.	13,700	740,897
IGM Financial, Inc.	14,200	546,212
Magna International, Inc.	184,109	8,697,774
Nutrien, Ltd.	155,900	8,491,106
Onex Corp.	10,581	920,382
RioCan Real Estate Investment Trust	36,407	487,226
West Fraser Timber Co., Ltd.	29,600	1,806,538
		24,314,159
Denmark — 3.0%
AP Moller-Maersk A/S, Series B	5,765	11,883,342
D/S Norden A/S	15,320	612,426
H Lundbeck A/S	87,747	638,978
H Lundbeck A/S, Class A	6,058	34,175
		13,168,921
Finland — 1.8%
Fortum Oyj	98,270	2,190,660
Kesko Oyj, Class B	6,434	135,715
Nordea Bank Abp	11,850	202,357
Outokumpu Oyj	356,222	1,533,178
Sampo Oyj, Class A	338,625	3,773,576
		7,835,486
Security Description	Shares or Principal Amount	Value

France — 1.9%
Carrefour SA	21,844	$ 328,579
Cie Generale des Etablissements Michelin SCA	35,190	1,123,155
Orange SA	62,015	988,948
Sanofi SA	3,813	385,007
TotalEnergies SE	23,843	1,482,688
Valeo SE	273,280	3,775,230
		8,083,607
Germany — 8.0%
BASF SE	190,585	9,400,014
Bayer AG	388,798	12,077,590
Bayerische Motoren Werke AG	3,085	287,034
BioNTech SE ADR†	14,125	1,467,729
Deutsche Post AG	9,059	415,586
Fresenius Medical Care AG	24,674	1,324,189
Fresenius SE & Co. KGaA	37,090	2,138,445
Hapag-Lloyd AG*	1,273	182,828
Mercedes-Benz Group AG	4,643	300,822
thyssenkrupp AG	151,381	1,583,665
Tkms AG& Co. KGaA†	7,569	713,220
Volkswagen AG (Preference Shares)	47,389	4,928,081
		34,819,203
Hong Kong — 3.2%
Cathay Pacific Airways, Ltd.	81,000	115,393
CK Asset Holdings, Ltd.	379,500	1,877,342
Hang Lung Properties, Ltd.	196,000	218,183
Kingboard Holdings, Ltd.	279,000	999,589
Kingboard Laminates Holdings, Ltd.	394,500	661,007
New World Development Co., Ltd.†	609,000	563,501
PCCW, Ltd.	221,000	157,846
SITC International Holdings Co., Ltd.	233,000	858,171
Sun Hung Kai Properties, Ltd.	196,000	2,382,354
Swire Pacific, Ltd., Class A	169,500	1,400,403
Want Want China Holdings, Ltd.	69,000	44,576
WH Group, Ltd.*	3,903,500	3,747,497
Wharf Holdings, Ltd.	193,000	507,179
Wharf Real Estate Investment Co., Ltd.	62,000	176,332
Xinyi Glass Holdings, Ltd.	167,000	195,357
		13,904,730
Ireland — 0.0%
Medtronic PLC	1,233	111,833
Israel — 1.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	208,057	425,634
G City, Ltd.	41,985	143,017
ICL Group, Ltd.	87,036	568,140
Oil Refineries, Ltd.	1,487,537	434,039
Paz Retail & Energy, Ltd.	1,253	267,669
Plus500, Ltd.	18,115	753,434
ZIM Integrated Shipping Services, Ltd.	283,513	4,360,430
		6,952,363
Italy — 1.1%
Enel SpA	153,646	1,553,522
Eni SpA	22,663	416,497
Telecom Italia SpA†	4,695,952	2,767,018
		4,737,037
Japan — 22.1%
AGC, Inc.	56,800	1,776,497
Aisin Corp.	35,100	631,918
Alfresa Holdings Corp.	70,900	1,001,323

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Alps Alpine Co., Ltd.	133,300	$ 1,683,225
Amada Co., Ltd.	53,800	643,394
Arcs Co., Ltd.	13,000	264,454
Bandai Namco Holdings, Inc.	76,100	2,371,243
Bridgestone Corp.	13,900	610,081
Brother Industries, Ltd.	69,100	1,179,018
Canon Marketing Japan, Inc.	15,600	650,380
Canon, Inc.	148,700	4,277,380
Chubu Electric Power Co., Inc.	10,900	151,713
Coca-Cola Bottlers Japan Holdings, Inc.	50,800	812,055
COMSYS Holdings Corp.	33,300	841,197
Dai Nippon Printing Co., Ltd.	106,900	1,789,297
Daicel Corp.	34,600	298,268
Daito Trust Construction Co., Ltd.	107,500	2,006,513
Denka Co., Ltd.	30,900	449,033
Dowa Holdings Co., Ltd.	9,700	352,476
Edion Corp.	68,000	894,841
Electric Power Development Co., Ltd.	62,700	1,192,281
EXEO Group, Inc.	14,600	210,602
Fujitsu, Ltd.	314,100	8,215,801
Furukawa Electric Co., Ltd.	18,800	1,341,899
Hakuhodo DY Holdings, Inc.	35,100	253,952
Hino Motors, Ltd.†	322,800	735,207
Isuzu Motors, Ltd.	88,900	1,093,151
Itoham Yonekyu Holdings, Inc.	13,800	493,401
Izumi Co., Ltd.	11,400	212,747
Japan Post Holdings Co., Ltd.	1,286,800	12,078,101
JFE Holdings, Inc.	14,000	160,658
JTEKT Corp.	38,900	391,120
Kamigumi Co., Ltd.	6,000	180,144
Kandenko Co., Ltd.	7,900	241,803
Kaneka Corp.	8,500	234,852
Kansai Paint Co., Ltd.	17,400	279,330
KDDI Corp.	126,400	2,018,906
Kewpie Corp.	6,300	174,639
Konica Minolta, Inc.	259,500	893,120
K's Holdings Corp.	104,800	1,039,432
Lion Corp.	16,300	160,715
MatsukiyoCocokara & Co.	43,300	784,604
Mazda Motor Corp.	129,700	902,202
Medipal Holdings Corp.	75,300	1,226,416
MEIJI Holdings Co., Ltd.	80,100	1,540,045
Mitsubishi Chemical Group Corp.	375,700	1,965,166
Mitsubishi Materials Corp.	18,200	350,749
Mitsui Mining & Smelting Co., Ltd.	13,700	1,401,025
Morinaga Milk Industry Co., Ltd.	9,600	206,938
MS&AD Insurance Group Holdings, Inc.	63,300	1,308,635
Nagase & Co., Ltd.	10,800	236,239
Nichirei Corp.	19,500	230,543
Nikon Corp.	46,700	546,061
Nippon Express Holdings, Inc.	32,400	688,955
Nippon Paper Industries Co., Ltd.	14,300	107,081
Nippon Shokubai Co., Ltd.	41,300	479,167
Nisshinbo Holdings, Inc.	25,200	199,330
NSK, Ltd.	66,700	337,330
NTT, Inc.	450,200	462,732
Ono Pharmaceutical Co., Ltd.	29,900	364,073
Otsuka Corp.	5,500	108,851
PALTAC Corp.	10,300	303,967
Panasonic Holdings Corp.	147,700	1,723,694
Persol Holdings Co., Ltd.	634,800	1,054,087
Ricoh Co., Ltd.	119,200	1,024,079
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sankyu, Inc.	13,000	$ 663,792
Seiko Epson Corp.	109,200	1,386,346
Seino Holdings Co., Ltd.	41,100	580,857
Sekisui Chemical Co., Ltd.	66,800	1,159,496
SG Holdings Co., Ltd.	54,100	497,259
Sharp Corp.†	61,900	344,424
Shimamura Co., Ltd.	11,300	729,210
Square Enix Holdings Co., Ltd.	33,300	645,213
Subaru Corp.	39,300	837,207
Sugi Holdings Co., Ltd.	29,200	630,573
Sumitomo Chemical Co., Ltd.	310,400	913,617
Sumitomo Heavy Industries, Ltd.	9,500	254,653
Sumitomo Pharma Co., Ltd.†	74,600	815,416
Sumitomo Rubber Industries, Ltd.	51,700	606,874
Suzuken Co., Ltd.	40,200	1,527,292
Taiyo Yuden Co., Ltd.	16,100	459,776
Teijin, Ltd.	29,800	260,951
TIS, Inc.	19,300	665,625
Toho Gas Co., Ltd.	8,900	265,597
Toho Holdings Co., Ltd.	2,900	93,072
Tokai Rika Co., Ltd.	10,200	183,866
Tokyo Gas Co., Ltd.	47,100	1,650,991
Toppan Holdings, Inc.	32,400	794,705
Tosoh Corp.	13,900	198,430
TOTO, Ltd.	15,300	389,474
Toyo Seikan Group Holdings, Ltd.	54,600	1,226,206
Toyoda Gosei Co., Ltd.	8,600	199,612
Toyota Boshoku Corp.	11,200	170,714
TS Tech Co., Ltd.	14,000	166,336
Tsuruha Holdings, Inc.	68,500	1,189,894
United Super Markets Holdings, Inc.	25,200	134,577
Welcia Holdings Co., Ltd.	15,500	309,175
Yamada Holdings Co., Ltd.	501,800	1,508,884
Yamaha Corp.	28,500	180,291
Yamato Holdings Co., Ltd.	190,100	2,777,920
Zeon Corp.	8,200	84,256
		96,340,717
Jersey — 3.0%
Glencore PLC	2,704,343	12,947,795
Luxembourg — 3.3%
ArcelorMittal SA	381,340	14,575,530
Netherlands — 6.5%
Akzo Nobel NV	49,996	3,310,146
ING Groep NV	12,457	311,868
Koninklijke Ahold Delhaize NV	448,776	18,368,672
NN Group NV	31,907	2,183,854
Randstad NV	68,361	2,678,287
Signify NV*	35,723	855,640
Stellantis NV	62,538	632,757
		28,341,224
New Zealand — 0.1%
Air New Zealand, Ltd.	204,739	69,711
Fletcher Building, Ltd.†	93,433	174,303
		244,014
Norway — 3.5%
DNO ASA	197,934	271,422
Elkem ASA*	42,569	112,125
Equinor ASA	349,687	8,354,444
Leroy Seafood Group ASA	23,183	109,080

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	148,773	$ 2,211,932
Yara International ASA	117,324	4,276,331
		15,335,334
Singapore — 0.8%
ComfortDelGro Corp., Ltd.	669,200	750,639
Hutchison Port Holdings Trust	1,950,100	409,521
Jardine Cycle & Carriage, Ltd.	19,100	476,766
JOYY, Inc. ADR	24,749	1,467,863
UOL Group, Ltd.	20,400	124,601
Venture Corp., Ltd.	16,500	189,010
		3,418,400
Spain — 3.4%
Banco Santander SA	34,747	353,491
Endesa SA	67,974	2,435,909
Mapfre SA	359,715	1,588,845
Naturgy Energy Group SA	14,148	428,566
Repsol SA	20,283	371,145
Telefonica SA	1,904,436	9,630,115
		14,808,071
Sweden — 3.3%
Electrolux AB, Class B†	193,863	1,252,934
H & M Hennes & Mauritz AB, Class B	46,596	884,320
Husqvarna AB, Class B	33,507	159,771
Peab AB, Class B	67,073	543,983
Skanska AB, Class B	7,907	216,063
SKF AB, Class B	41,188	1,062,189
SSAB AB, Class A	293,384	1,863,403
Tele2 AB, Class B	137,124	2,171,554
Telefonaktiebolaget LM Ericsson, Class B	629,734	6,350,203
		14,504,420
Switzerland — 5.5%
Adecco Group AG	75,146	2,093,536
Nestle SA	5,240	500,592
Novartis AG	24,904	3,072,035
Roche Holding AG	53,100	17,083,057
Swiss Life Holding AG	211	228,737
Zurich Insurance Group AG	1,426	990,536
		23,968,493
Security Description	Shares or Principal Amount	Value

United Kingdom — 16.3%
Aberdeen Group PLC	558,195	$ 1,488,600
British American Tobacco PLC	344,545	17,670,622
Burberry Group PLC†	52,775	857,965
Centrica PLC	1,588,629	3,741,958
Currys PLC	603,688	1,114,256
Evraz PLC†(1)	204,785	0
GSK PLC	233,244	5,455,676
Imperial Brands PLC	182,136	7,237,978
Johnson Matthey PLC	24,386	683,005
Kingfisher PLC	813,892	3,301,719
M&G PLC	984,307	3,404,690
NatWest Group PLC	503,005	3,859,057
Persimmon PLC	81,808	1,299,326
Shell PLC	6,060	226,690
Vodafone Group PLC	17,024,985	20,607,772
		70,949,314
Total Long-Term Investment Securities (cost $383,405,247)		430,245,176
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 10/31/2025, to be repurchased 11/03/2025 in the amount of $119,262 and collateralized by $120,900 of United States Treasury Notes, bearing interest at 3.88% due 03/31/2027 and having an approximate value of $121,642 (cost $119,251)	$ 119,251	119,251
TOTAL INVESTMENTS (cost $383,524,498)	98.8%	430,364,427
Other assets less liabilities	1.2	5,057,590
NET ASSETS	100.0%	$435,422,017
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $4,898,090 representing 1.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt

Industry Allocation*
Telecommunications	11.2%
Pharmaceuticals	10.1
Chemicals	8.0
Insurance	6.4
Food	6.2
Agriculture	5.8
Transportation	5.6
Iron/Steel	5.3
Auto Parts & Equipment	3.6
Retail	3.6
Mining	3.5
Oil & Gas	3.2
Electric	2.7
Auto Manufacturers	2.3
Real Estate	2.2
Commercial Services	2.0
Computers	1.9
Office/Business Equipment	1.9

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Banks	1.4%
Gas	1.2
Building Materials	1.1
Home Furnishings	0.9
Electrical Components & Equipment	0.9
Healthcare-Services	0.8
Engineering & Construction	0.7
Diversified Financial Services	0.6
Home Builders	0.6
Electronics	0.6
Toys/Games/Hobbies	0.5
Metal Fabricate/Hardware	0.4
Apparel	0.4
Internet	0.3
Biotechnology	0.3
Hand/Machine Tools	0.3
Software	0.3
Holding Companies-Diversified	0.3
Packaging & Containers	0.3
Private Equity	0.2
Miscellaneous Manufacturing	0.2
Beverages	0.2
Aerospace/Defense	0.2
Distribution/Wholesale	0.2
Leisure Time	0.1
REITS	0.1
Forest Products & Paper	0.1
Advertising	0.1
98.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$5,113,864	$1,838,499	$—	$6,952,363
Japan	95,675,092	665,625	—	96,340,717
United Kingdom	70,949,314	—	0	70,949,314
Other Countries	256,002,782	—	—	256,002,782
Repurchase Agreements	—	119,251	—	119,251
Total Investments at Value	$427,741,052	$2,623,375	$0	$430,364,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
Advertising — 0.9%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$2,224,000	$ 2,196,200
Aerospace/Defense — 0.5%
ATI, Inc.
4.88%, 10/01/2029	734,000	730,188
5.13%, 10/01/2031	600,000	594,880
		1,325,068
Airlines — 1.2%
Air Canada
3.88%, 08/15/2026*	785,000	778,947
American Airlines, Inc.
8.50%, 05/15/2029*	1,620,000	1,690,117
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	720,509
		3,189,573
Auto Parts & Equipment — 0.6%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	792,000	794,355
7.75%, 10/15/2033*	650,000	650,915
		1,445,270
Banks — 0.4%
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	910,000	931,251
Building Materials — 0.4%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,010,000	919,800
Chemicals — 1.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,780,000	1,208,762
Methanex Corp.
5.13%, 10/15/2027	765,000	766,828
5.25%, 12/15/2029	66,000	65,808
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	645,970
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,295,688
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(1)	444,288	146,615
		4,129,671
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	512,575
Commercial Services — 6.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	630,829
8.25%, 01/15/2030*	270,000	275,561
8.38%, 06/15/2032*	398,000	407,711
Block, Inc.
6.00%, 08/15/2033*	25,000	25,562
6.50%, 05/15/2032	1,000,000	1,037,554
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	367,580
Champions Financing, Inc.
8.75%, 02/15/2029*	1,360,000	1,318,353
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,793,308
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
8.13%, 09/15/2029*	$ 15,000	$ 15,714
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	617,000	604,853
8.63%, 05/15/2032*	1,009,000	1,018,263
Herc Holdings, Inc.
7.00%, 06/15/2030*	423,000	442,745
7.25%, 06/15/2033*	875,000	922,515
Hertz Corp.
4.63%, 12/01/2026*	947,000	919,519
12.63%, 07/15/2029*	405,000	400,906
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,637,000	1,363,467
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	1,022,000	1,055,556
Veritiv Operating Co.
10.50%, 11/30/2030*	1,205,000	1,254,017
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,168,000	1,155,039
WEX, Inc.
6.50%, 03/15/2033*	1,037,000	1,060,506
		16,069,558
Computers — 0.8%
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,005,000	1,047,954
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	1,025,000	997,149
4.13%, 01/15/2031*	10,000	9,418
		2,054,521
Cosmetics/Personal Care — 1.2%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,320,164
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,680,000	1,694,181
		3,014,345
Diversified Financial Services — 7.5%
Air Lease Corp.
4.65%, 06/15/2026(2)	802,000	790,091
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	1,340,000	1,331,644
Ally Financial, Inc.
6.65%, 01/17/2040	150,000	150,347
6.70%, 02/14/2033	1,381,000	1,439,799
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	606,000	610,146
9.75%, 03/15/2029*	674,000	719,424
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	912,000	905,826
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,807,000	1,522,045
Credit Acceptance Corp.
6.63%, 03/15/2030*	15,000	14,993
9.25%, 12/15/2028*	1,200,000	1,258,454
EZCORP, Inc.
7.38%, 04/01/2032*	786,000	830,211
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,339,877
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	776,422
6.88%, 02/15/2031*	150,000	146,586
7.63%, 07/01/2029*	650,000	654,709

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	$ 626,000	$ 637,003
6.75%, 05/01/2033*	333,000	347,375
7.13%, 04/30/2031*	1,090,000	1,143,811
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	1,255,000	1,322,082
Planet Financial Group LLC
10.50%, 12/15/2029*	1,363,000	1,411,738
Rfna LP
7.88%, 02/15/2030*	708,000	705,002
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,334,242
		19,391,827
Electric — 4.9%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	1,295,000	1,308,421
Calpine Corp.
5.00%, 02/01/2031*	995,000	996,685
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,431,000	1,295,804
NRG Energy, Inc.
3.63%, 02/15/2031*	850,000	793,463
5.25%, 06/15/2029*	1,054,000	1,058,567
5.75%, 01/15/2034*	250,000	251,763
6.00%, 01/15/2036*	200,000	203,443
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,603,912
Talen Energy Supply LLC
6.25%, 02/01/2034*	698,000	715,764
6.50%, 02/01/2036*	698,000	722,921
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,052,000	1,052,569
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	2,227,000	2,290,841
8.38%, 01/15/2031*	348,000	364,104
		12,658,257
Electrical Components & Equipment — 0.7%
EnerSys
4.38%, 12/15/2027*	635,000	627,021
6.63%, 01/15/2032*	159,000	163,423
WESCO Distribution, Inc.
6.38%, 03/15/2033*	962,000	1,004,932
		1,795,376
Electronics — 1.1%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,320,845
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,472,740
		2,793,585
Entertainment — 3.7%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,420,000	1,473,733
Flutter Treasury DAC
5.88%, 06/04/2031*	1,295,000	1,311,187
Light & Wonder International, Inc.
6.25%, 10/01/2033*	925,000	920,911
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	$1,525,000	$ 1,504,440
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,515,361
Voyager Parent LLC
9.25%, 07/01/2032*	1,555,000	1,630,236
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,330,000	1,067,631
		9,423,499
Environmental Control — 0.2%
Clean Harbors, Inc.
5.75%, 10/15/2033*	550,000	562,097
Food — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*	129,000	130,020
5.75%, 03/31/2034*	425,000	426,872
5.88%, 02/15/2028*	847,000	848,050
6.25%, 03/15/2033*	555,000	570,504
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,317,000	1,201,013
Performance Food Group, Inc.
5.50%, 10/15/2027*	835,000	835,179
		4,011,638
Forest Products & Paper — 0.4%
Magnera Corp.
4.75%, 11/15/2029*	1,129,000	940,118
Healthcare-Products — 1.5%
Avantor Funding, Inc.
3.88%, 11/01/2029*	1,360,000	1,291,679
Insulet Corp.
6.50%, 04/01/2033*	890,000	927,247
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,351,087
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	385,782
		3,955,795
Healthcare-Services — 1.8%
Concentra Health Services, Inc.
6.88%, 07/15/2032*	1,248,000	1,301,709
DaVita, Inc.
6.75%, 07/15/2033*	1,098,000	1,138,447
LifePoint Health, Inc.
9.88%, 08/15/2030*	520,000	561,399
Select Medical Corp.
6.25%, 12/01/2032*	1,045,000	1,060,046
Sotera Health Holdings LLC
7.38%, 06/01/2031*	633,000	665,221
		4,726,822
Home Builders — 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	1,315,000	1,316,152
Mattamy Group Corp.
4.63%, 03/01/2030*	322,000	312,356
5.25%, 12/15/2027*	958,000	954,276
		2,582,784

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	$1,304,000	$ 1,337,330
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,005,000	1,030,614
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	811,000	832,219
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,247,128
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	748,000	785,571
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,291,846
		6,524,708
Internet — 2.4%
Gen Digital, Inc.
6.25%, 04/01/2033*	295,000	303,686
6.75%, 09/30/2027*	437,000	443,771
7.13%, 09/30/2030*	275,000	283,809
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(1)	1,520,835	1,281,440
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	1,350,000	1,286,350
5.75%, 05/15/2028*	1,110,000	1,059,986
Match Group Holdings II LLC
3.63%, 10/01/2031*	289,000	261,967
4.13%, 08/01/2030*	842,000	792,499
6.13%, 09/15/2033*	460,000	463,089
		6,176,597
Investment Companies — 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	103,000	105,601
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	309,000	305,944
8.00%, 06/15/2027*	75,000	77,896
		489,441
Iron/Steel — 2.2%
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	238,000	202,520
7.00%, 03/15/2032*	1,255,000	1,283,229
7.38%, 05/01/2033*	350,000	362,103
7.63%, 01/15/2034*	720,000	748,556
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,129,695
Mineral Resources, Ltd.
7.00%, 04/01/2031*	268,000	277,448
8.50%, 05/01/2030*	371,000	386,778
9.25%, 10/01/2028*	1,341,000	1,406,047
		5,796,376
Leisure Time — 2.9%
Carnival Corp.
5.75%, 08/01/2032*	1,410,000	1,448,469
6.00%, 05/01/2029*	1,133,000	1,149,995
6.13%, 02/15/2033*	436,000	449,590
NCL Corp, Ltd.
5.88%, 01/15/2031*	135,000	134,936
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
NCL Corp., Ltd.
6.25%, 09/15/2033*	$ 56,000	$ 56,639
6.75%, 02/01/2032*	1,165,000	1,197,109
7.75%, 02/15/2029*	1,304,000	1,394,742
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	1,605,000	1,647,869
		7,479,349
Lodging — 2.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,842,000	1,703,008
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	757,000	745,479
5.75%, 07/21/2028*	304,000	302,530
Station Casinos LLC
6.63%, 03/15/2032*	1,534,000	1,559,106
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	50,625
6.00%, 04/01/2027	298,000	302,182
Travel + Leisure Co.
6.13%, 09/01/2033*	1,360,000	1,374,832
		6,037,762
Media — 5.5%
Belo Corp.
7.75%, 06/01/2027	849,000	886,584
Cable One, Inc.
4.00%, 11/15/2030*	1,463,000	1,155,785
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	1,040,000	873,312
5.00%, 02/01/2028*	806,000	797,911
5.38%, 06/01/2029*	873,000	861,584
CSC Holdings LLC
4.13%, 12/01/2030*	695,000	427,502
4.50%, 11/15/2031*	206,000	126,186
6.50%, 02/01/2029*	1,470,000	1,011,039
11.75%, 01/31/2029*	340,000	268,587
Paramount Global
6.25%, 02/28/2057	794,000	778,120
6.38%, 03/30/2062	830,000	817,584
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,731,000	1,682,396
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,220,000	1,162,245
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	425,427
8.50%, 07/31/2031*	1,500,000	1,534,207
9.38%, 08/01/2032*	565,000	596,399
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	727,448
		14,132,316
Mining — 1.5%
Capstone Copper Corp.
6.75%, 03/31/2033*	893,000	924,036
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,260,000	1,219,519
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	759,434
Novelis Corp.
6.38%, 08/15/2033*	1,002,000	1,015,201
		3,918,190

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.3%
Entegris, Inc.
5.95%, 06/15/2030*	$ 770,000	$ 781,735
Oil & Gas — 6.9%
Atlas Sand Co. LLC
5.00%, 01/31/2026(1)(3)	197,913	194,944
Baytex Energy Corp.
7.38%, 03/15/2032*	1,239,000	1,220,025
Civitas Resources, Inc.
8.63%, 11/01/2030*	735,000	759,875
9.63%, 06/15/2033*	570,000	611,518
Comstock Resources, Inc.
5.88%, 01/15/2030*	498,000	473,951
6.75%, 03/01/2029*	558,000	553,168
Crescent Energy Finance LLC
7.38%, 01/15/2033*	585,000	552,523
7.63%, 04/01/2032*	662,000	641,838
8.38%, 01/15/2034*	380,000	371,667
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	308,000	302,243
6.00%, 02/01/2031*	1,165,000	1,103,046
6.25%, 04/15/2032*	270,000	256,337
7.25%, 02/15/2035*	640,000	616,499
Nabors Industries, Inc.
7.38%, 05/15/2027*	683,000	692,539
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	915,000	891,212
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	2,003,571
Sunoco LP
5.63%, 03/15/2031*	130,000	130,084
5.88%, 03/15/2034*	640,000	639,895
7.25%, 05/01/2032*	865,000	911,937
Talos Production, Inc.
9.38%, 02/01/2031*	1,167,000	1,193,478
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,274,432
Vital Energy, Inc.
7.88%, 04/15/2032*	1,535,000	1,452,660
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,065,000	1,062,825
		17,910,267
Oil & Gas Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	282,196
6.63%, 09/01/2032*	830,000	853,026
6.88%, 04/01/2027*	257,000	257,839
Kodiak Gas Services LLC
6.50%, 10/01/2033*	234,000	239,789
6.75%, 10/01/2035*	240,000	247,155
7.25%, 02/15/2029*	1,255,000	1,303,232
WBI Operating LLC
6.25%, 10/15/2030*	755,000	754,283
6.50%, 10/15/2033*	530,000	529,931
		4,467,451
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,379,535
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	240,816
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
8.75%, 04/15/2030*	$1,287,000	$ 1,289,632
Crown Americas LLC
5.25%, 04/01/2030	770,000	781,833
5.88%, 06/01/2033*	520,000	527,008
Iris Holding, Inc.
10.00%, 12/15/2028*	1,310,000	1,130,001
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	73,000	72,661
Silgan Holdings, Inc.
4.13%, 02/01/2028	926,000	908,337
		6,329,823
Pharmaceuticals — 2.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,848,000	1,621,809
12.25%, 04/15/2029*	1,445,000	1,562,336
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	1,565,000	1,199,630
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	397,445
6.00%, 12/01/2032	625,000	652,258
7.88%, 09/15/2029	1,042,000	1,139,319
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	625,000	646,250
		7,219,047
Pipelines — 6.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	521,000	520,795
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	980,000	994,223
8.63%, 03/15/2029*	786,000	820,370
Excelerate Energy LP
8.00%, 05/15/2030*	1,220,000	1,288,059
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	463,494
8.00%, 05/15/2033	395,000	407,960
8.88%, 04/15/2030	1,177,000	1,240,484
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,999,669
7.50%, 05/15/2032*	248,000	257,010
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	910,000	937,769
7.38%, 07/15/2032*	655,000	686,350
ITT Holdings LLC
6.50%, 08/01/2029*	2,280,000	2,208,345
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	769,000	787,221
8.38%, 02/15/2032*	808,000	826,190
NuStar Logistics LP
6.38%, 10/01/2030	367,000	382,216
Venture Global LNG, Inc.
8.38%, 06/01/2031*	2,393,000	2,456,740
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	180,000	197,946
7.75%, 05/01/2035*	1,035,000	1,167,907
		17,642,748
Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,247,846

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate (continued)
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	$ 748,000	$ 790,937
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,427,000	1,350,920
		3,389,703
REITS — 3.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,720,000	1,655,500
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	1,685,000	1,714,605
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	995,000	1,048,558
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	995,000	984,983
4.75%, 06/15/2029*	425,000	416,704
Service Properties Trust
Zero Coupon, 09/30/2027*	54,000	47,602
5.50%, 12/15/2027	421,000	410,062
8.38%, 06/15/2029	590,000	586,084
8.88%, 06/15/2032	255,000	251,655
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	1,025,000	1,066,055
		8,181,808
Retail — 4.2%
Brinker International, Inc.
8.25%, 07/15/2030*	844,000	894,011
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,223,020
5.63%, 01/01/2030*	32,000	32,048
6.88%, 03/01/2032*	68,000	70,559
Kohl's Corp.
5.13%, 05/01/2031	1,673,000	1,296,416
LBM Acquisition LLC
6.25%, 01/15/2029*	1,295,000	1,181,209
9.50%, 06/15/2031*	705,000	737,606
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	280,000	260,570
4.75%, 09/15/2029	785,000	775,220
Park River Holdings, Inc.
8.00%, 03/15/2031*	814,000	837,967
8.75%, 12/31/2030*	529,557	526,750
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	395,000	393,993
10.00%, 09/15/2033*	920,000	923,893
QXO Building Products, Inc.
6.75%, 04/30/2032*	741,000	767,122
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,000,817
		10,921,201
Semiconductors — 0.3%
Amkor Technology, Inc.
5.88%, 10/01/2033*	795,000	808,738
Software — 2.0%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,392,630
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,276,563
6.63%, 08/15/2033*	1,095,000	1,097,509
Security Description	Shares or Principal Amount	Value

Software (continued)
Open Text Corp.
3.88%, 12/01/2029*	$ 690,000	$ 652,994
Rackspace Finance LLC
3.50%, 05/15/2028*	2,087,700	814,203
		5,233,899
Telecommunications — 6.0%
Altice Financing SA
5.00%, 01/15/2028*	2,844,000	2,119,664
5.75%, 08/15/2029*	890,000	647,493
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	838,000	874,537
7.00%, 09/15/2055	635,000	667,412
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	927,459
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	855,000	905,371
Iliad Holding SASU
7.00%, 04/15/2032*	1,225,000	1,253,631
8.50%, 04/15/2031*	1,254,000	1,345,876
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	526,961
7.13%, 04/15/2055	755,000	808,088
Sable International Finance, Ltd.
7.13%, 10/15/2032*	1,331,000	1,331,520
Viasat, Inc.
7.50%, 05/30/2031*	1,056,000	990,887
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,444,000	1,496,960
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(1)	244,099	232,099
13.75%, 09/09/2030*(1)	1,402,552	1,283,335
		15,411,293
Transportation — 1.0%
Star Leasing Co. LLC
7.63%, 02/15/2030*	1,276,000	1,205,596
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,293,000	1,367,453
		2,573,049
Total Corporate Bonds & Notes (cost $249,821,551)		250,055,131
COMMON STOCKS — 0.7%
Oil Field Machinery & Equipment — 0.7%
Hi-Crush, Inc.(3)(4) (cost $494,782)	142	1,814,862
Total Long-Term Investment Securities (cost $250,316,333)		251,869,993

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(5) (cost $4,355,548)	4,355,548	$ 4,355,548
TOTAL INVESTMENTS (cost $254,671,881)	99.3%	256,225,541
Other assets less liabilities	0.7	1,772,977
NET ASSETS	100.0%	$257,998,518
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $222,733,643 representing 86.3% of net assets.
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/24	142	$494,782	$1,814,862	$12,780.72	0.7%
(5)	The rate shown is the 7-day yield as of October 31, 2025.
DAC—Designated Activity Company
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$17,715,323	$194,944	$17,910,267
Other Industries	—	232,144,864	—	232,144,864
Common Stocks	—	—	1,814,862	1,814,862
Short-Term Investments	4,355,548	—	—	4,355,548
Total Investments at Value	$4,355,548	$249,860,187	$2,009,806	$256,225,541
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2025	$2,089,284	$812,666
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	197,934	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	1,002,196
Change in unrealized depreciation(1)	(88,364)	—
Net purchases	—	—
Net sales	(2,003,910)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of October 31, 2025	$194,944	$1,814,862
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2025 includes:
Corporate Bonds & Notes	Common Stocks
$8,114	$1,002,196
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2025.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 7.0%
ANZ Group Holdings, Ltd.	211,969	$ 5,083,036
Mirvac Group	1,604,389	2,414,429
Qantas Airways, Ltd.	745,597	4,976,010
QBE Insurance Group, Ltd.	482,440	6,262,704
Telstra Group, Ltd.	1,326,335	4,234,966
		22,971,145
Canada — 1.8%
Cenovus Energy, Inc.	348,565	5,889,979
Denmark — 1.1%
Novo Nordisk A/S, Class B	71,894	3,505,955
France — 11.3%
Alstom SA†	242,868	6,060,740
AXA SA	176,986	7,676,630
BNP Paribas SA	107,905	8,340,702
Cie de Saint-Gobain SA	45,605	4,418,749
Sanofi SA	66,311	6,695,564
Thales SA	14,117	4,017,547
		37,209,932
Germany — 9.2%
Bayer AG	99,762	3,098,999
Deutsche Post AG	68,313	3,133,891
Deutsche Telekom AG	162,297	5,030,357
E.ON SE	233,648	4,346,734
LANXESS AG	82,280	1,957,498
Muenchener Rueckversicherungs-Gesellschaft AG	10,475	6,476,499
Siemens AG	21,707	6,143,802
		30,187,780
Ireland — 5.3%
AIB Group PLC	701,220	6,453,966
Cairn Homes PLC	1,266,727	2,815,059
CRH PLC(1)	68,706	8,108,873
		17,377,898
Italy — 1.9%
Enel SpA	632,809	6,398,361
Japan — 19.7%
Asahi Group Holdings, Ltd.	262,200	2,825,996
Asics Corp.	181,800	4,651,466
Hoya Corp.	40,100	6,527,211
ITOCHU Corp.	67,200	3,894,382
KDDI Corp.	179,300	2,863,843
MatsukiyoCocokara & Co.	182,600	3,308,744
Minebea Mitsumi, Inc.	154,400	3,061,751
Mitsubishi Corp.	307,100	7,397,023
Mitsubishi UFJ Financial Group, Inc.	720,900	10,899,338
Pan Pacific International Holdings Corp.	261,000	1,554,382
Resona Holdings, Inc.	375,400	3,638,050
Sony Group Corp.	153,200	4,306,420
Sumitomo Mitsui Financial Group, Inc.	255,400	6,899,164
Yamazaki Baking Co., Ltd.	155,800	3,053,118
		64,880,888
Jersey — 1.4%
Glencore PLC	975,561	4,670,770
Netherlands — 9.4%
Airbus SE	20,310	4,995,763
Argenx SE†	3,445	2,801,853
ASR Nederland NV	90,987	6,072,330
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ING Groep NV	484,263	$ 12,123,795
Stellantis NV	165,065	1,670,122
STMicroelectronics NV	128,985	3,172,715
		30,836,578
South Africa — 0.1%
Valterra Platinum, Ltd.	5,537	338,239
Spain — 2.1%
CaixaBank SA	663,581	7,007,800
Switzerland — 2.4%
ABB, Ltd.	53,071	3,934,409
Partners Group Holding AG	3,404	4,155,439
		8,089,848
United Kingdom — 25.0%
Anglo American PLC	46,511	1,756,668
Ashtead Group PLC	30,880	2,058,372
AstraZeneca PLC	19,485	3,192,000
Barclays PLC	2,005,691	10,723,944
Coca-Cola Europacific Partners PLC	58,537	5,199,842
Compass Group PLC	71,665	2,373,428
HSBC Holdings PLC	868,895	12,138,361
Imperial Brands PLC	115,914	4,606,354
JD Sports Fashion PLC	1,444,238	1,767,899
Prudential PLC	315,851	4,377,547
Segro PLC	337,035	3,087,828
Shell PLC	444,571	16,630,333
Tesco PLC	903,375	5,451,991
Unilever PLC	96,899	5,863,758
Vodafone Group PLC	2,445,124	2,959,683
		82,188,008
United States — 1.2%
Ferguson Enterprises, Inc.	15,666	3,856,771
Total Long-Term Investment Securities (cost $239,898,144)		325,409,952
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.8%
Federal Home Loan Bank Disc. Notes 3.74%, 11/03/2025	$2,725,000	2,724,124

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
United States Treasury Bills — 0.0%
United States Treasury Bill
2.57%, 12/04/2025	$ 100,000	$ 99,666
Total Short-Term Investments (cost $2,823,145)		2,823,790
TOTAL INVESTMENTS (cost $242,721,289)	99.7%	328,233,742
Other assets less liabilities	0.3	844,805
NET ASSETS	100.0%	$329,078,547
^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CRH PLC	04/06/23	68,706	$2,558,199	$8,108,873	$118.02	2.5%
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	227,062	01/14/2026	$ 500	$ —
	EUR	3,037,600	USD	3,574,924	12/17/2025	65,092	—
	GBP	2,449,200	USD	3,319,572	12/17/2025	101,883	—
	USD	2,485,444	CHF	1,959,400	12/17/2025	—	(38,273)
	USD	2,000,587	JPY	290,951,400	11/19/2025	—	(109,958)
						167,475	(148,231)
Barclays Bank PLC	GBP	1,862,100	USD	2,523,804	12/17/2025	77,430	—
	NOK	652,500	USD	66,016	12/17/2025	1,602	—
	USD	1,585,667	CHF	1,249,900	12/17/2025	—	(24,618)
	USD	877,043	EUR	743,700	12/17/2025	—	(17,726)
	USD	1,475,145	ILS	4,856,400	01/14/2026	15,803	—
	USD	590,934	SEK	5,471,100	12/17/2025	—	(13,556)
						94,835	(55,900)
Citibank, N.A.	AUD	1,071,500	USD	698,421	01/14/2026	—	(3,142)
	CAD	689,200	USD	494,055	01/14/2026	858	—
	CHF	750,600	USD	955,064	12/17/2025	17,610	—
	GBP	2,140,300	USD	2,900,897	12/17/2025	89,032	—
	JPY	161,801,700	USD	1,112,558	11/19/2025	61,155	—
	NOK	3,245,800	USD	328,395	12/17/2025	7,974	—
	USD	879,705	AUD	1,355,400	01/14/2026	7,740	—
	USD	795,345	CHF	627,000	12/17/2025	—	(12,260)
	USD	732,573	CNH	5,228,700	11/19/2025	2,222	—

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,681,638	DKK	10,635,100	12/17/2025	$ —	$ (35,430)
	USD	980,045	EUR	839,800	12/17/2025	—	(9,687)
						186,591	(60,519)
Goldman Sachs International	EUR	2,555,900	USD	3,011,344	12/17/2025	58,099	—
	GBP	3,611,100	USD	4,872,714	12/17/2025	128,553	—
	JPY	169,974,300	USD	1,161,386	11/19/2025	56,877	—
	USD	232,465	CAD	324,800	01/14/2026	—	(36)
	USD	1,137,461	CHF	896,700	12/17/2025	—	(17,537)
	USD	789,769	ILS	2,590,600	01/14/2026	5,563	—
	USD	1,244,533	JPY	180,994,300	11/19/2025	—	(68,415)
	USD	907,583	KRW	1,252,455,400	11/19/2025	—	(30,670)
	USD	4,492,894	SGD	5,717,500	11/19/2025	—	(95,089)
						249,092	(211,747)
HSBC Bank PLC	CAD	153,100	USD	109,823	01/14/2026	264	—
	GBP	1,202,400	USD	1,629,691	12/17/2025	50,012	—
	USD	863,621	AUD	1,329,200	01/14/2026	6,670	—
	USD	2,750,752	CHF	2,168,500	12/17/2025	—	(42,427)
	USD	1,078,335	CNH	7,699,800	11/19/2025	3,725	—
	USD	101,174	DKK	639,900	12/17/2025	—	(2,123)
	USD	1,670,611	EUR	1,416,600	12/17/2025	—	(33,783)
	USD	653,084	HKD	5,082,300	11/19/2025	1,161	—
	USD	7,853,385	JPY	1,151,217,200	11/19/2025	—	(372,668)
						61,832	(451,001)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	642,056	01/14/2026	85	—
	GBP	2,590,100	USD	3,510,300	12/17/2025	107,500	—
	KRW	1,256,013,600	USD	909,983	11/19/2025	30,579	—
	USD	7,211,847	CHF	5,684,700	12/17/2025	—	(112,001)
	USD	866,101	JPY	125,958,500	11/19/2025	—	(47,611)
	USD	511,541	NZD	890,000	01/14/2026	—	(689)
	USD	522,669	SGD	665,100	11/19/2025	—	(11,086)
						138,164	(171,387)
Morgan Stanley & Co. International PLC	AUD	1,106,200	USD	721,942	01/14/2026	—	(2,341)
	CAD	931,500	USD	666,614	01/14/2026	26	—
	DKK	26,645,300	USD	4,212,252	12/17/2025	87,824	—
	EUR	7,913,800	USD	9,330,790	12/17/2025	186,693	—
	GBP	2,847,300	USD	3,852,854	12/17/2025	112,152	—
	JPY	156,276,200	USD	1,066,607	11/19/2025	51,109	—
	USD	1,609,992	CHF	1,267,700	12/17/2025	—	(26,712)
	USD	652,755	CZK	13,534,700	12/17/2025	—	(10,972)
	USD	1,639,084	JPY	240,558,500	11/19/2025	—	(75,912)
	USD	2,750,843	NOK	27,180,000	12/17/2025	—	(67,666)
						437,804	(183,603)
State Street Bank & Trust Co.	AUD	1,038,300	USD	675,170	01/14/2026	—	(4,655)
	CAD	591,300	USD	424,196	01/14/2026	1,058	—
	USD	5,315,729	CHF	4,196,500	12/17/2025	—	(74,555)
	USD	532,378	DKK	3,367,500	12/17/2025	—	(11,122)
	USD	7,946,511	EUR	6,739,700	12/17/2025	—	(159,042)
	USD	2,731,427	HKD	21,250,300	11/19/2025	4,125	—
	USD	1,073,299	ILS	3,531,300	01/14/2026	10,835	—
	USD	381,792	SEK	3,540,600	12/17/2025	—	(8,144)
						16,018	(257,518)
Toronto Dominion Bank	CAD	2,174,400	USD	1,556,300	01/14/2026	283	—
	USD	2,800,910	HKD	21,794,300	11/19/2025	4,671	—
	USD	6,547,333	SEK	60,718,000	12/17/2025	—	(139,619)
						4,954	(139,619)
UBS AG	CAD	830,900	USD	595,891	01/14/2026	1,293	—
	CHF	3,266,400	USD	4,140,277	12/17/2025	60,742	—

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	1,429,800	USD	1,685,791	12/17/2025	$ 33,712	$ —
	GBP	2,409,900	USD	3,267,945	12/17/2025	101,887	—
	JPY	172,789,900	USD	1,179,291	11/19/2025	56,487	—
	USD	136,591	AUD	210,400	01/14/2026	1,168	—
	USD	451,823	HKD	3,516,000	11/19/2025	791	—
						256,080	—
Westpac Banking Corp.	CAD	1,623,200	USD	1,161,927	01/14/2026	353	—
	EUR	5,785,200	USD	6,820,259	12/17/2025	135,679	—
	USD	78,180	AUD	119,700	01/14/2026	193	—
	USD	3,940,100	CHF	3,103,400	12/17/2025	—	(64,142)
	USD	3,193,633	GBP	2,355,100	12/17/2025	—	(99,570)
	USD	553,467	SEK	5,133,300	12/17/2025	—	(11,738)
						136,225	(175,450)
Unrealized Appreciation (Depreciation)						$1,749,070	$(1,854,975)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	25.4%
Insurance	9.3
Oil & Gas	6.9
Pharmaceuticals	5.0
Telecommunications	4.6
Building Materials	3.9
Miscellaneous Manufacturing	3.8
Distribution/Wholesale	3.4
Electric	3.2
Retail	3.2
Electronics	2.9
Aerospace/Defense	2.7
Food	2.6
Beverages	2.5
Mining	2.0
Cosmetics/Personal Care	1.8
REITS	1.6
Airlines	1.5
Apparel	1.4
Agriculture	1.4
Home Furnishings	1.3
Private Equity	1.2
Electrical Components & Equipment	1.2
Semiconductors	1.0
Transportation	1.0
Biotechnology	0.9
Short-Term Investments	0.8
Home Builders	0.8
Food Service	0.7
Commercial Services	0.6

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Chemicals	0.6%
Auto Manufacturers	0.5
99.7%

^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$325,409,952	$—	$—	$325,409,952
Short-Term Investments	—	2,823,790	—	2,823,790
Total Investments at Value	$325,409,952	$2,823,790	$—	$328,233,742
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,749,070	$—	$1,749,070
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,854,975	$—	$1,854,975
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 51.0%
Australia — 0.2%
ANZ Group Holdings, Ltd.	2,626	$ 62,972
Aristocrat Leisure, Ltd.	502	20,808
Atlassian Corp., Class A†	80	13,554
BHP Group, Ltd.	5,316	151,130
Brambles, Ltd.	2,773	45,105
Cochlear, Ltd.	85	15,971
Coles Group, Ltd.	1,130	16,303
Commonwealth Bank of Australia	880	98,828
CSL, Ltd.	521	60,849
Evolution Mining, Ltd.	2,135	15,171
Goodman Group	747	16,144
Macquarie Group, Ltd.	407	58,202
National Australia Bank, Ltd.	1,717	49,004
Northern Star Resources, Ltd.	1,225	19,725
Rio Tinto, Ltd.	347	30,167
Santos, Ltd.	3,191	13,174
Telstra Group, Ltd.	24,102	76,957
Wesfarmers, Ltd.	1,110	61,007
Westpac Banking Corp.	2,483	62,938
WiseTech Global, Ltd.	220	9,950
Woodside Energy Group, Ltd.	1,796	29,143
Woolworths Group, Ltd.	1,140	21,191
		948,293
Austria — 0.3%
Erste Group Bank AG	11,715	1,211,921
OMV AG	637	34,847
		1,246,768
Belgium — 0.0%
Anheuser-Busch InBev SA NV	630	38,414
KBC Group NV	317	38,092
UCB SA	34	8,720
		85,226
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	276	25,850
Canada — 1.1%
Agnico Eagle Mines, Ltd.	605	97,306
Alamos Gold, Inc., Class A	1,287	39,678
B2Gold Corp.	7,142	31,266
Bank of Montreal	553	68,696
Bank of Nova Scotia	604	39,615
Barrick Mining Corp.	287	9,421
Brookfield Asset Management, Ltd., Class A	476	25,749
Brookfield Corp.	1,337	61,571
Cameco Corp.	668	68,269
Canadian Imperial Bank of Commerce	320	26,514
Canadian National Railway Co.	296	28,383
Canadian Natural Resources, Ltd.	2,037	65,167
Canadian Pacific Kansas City, Ltd.	937	67,428
Celestica, Inc.†	257	88,480
Cenovus Energy, Inc.	515	8,702
Constellation Software, Inc.	47	123,689
Dollarama, Inc.	961	124,915
Enbridge, Inc.	3,959	184,606
Fairfax Financial Holdings, Ltd.	20	32,471
Franco-Nevada Corp.	496	92,651
Gildan Activewear, Inc.	206	12,013
Great-West Lifeco, Inc.	824	34,933
Hydro One, Ltd.*	3,272	120,681
Keyera Corp.	454	13,404
Security Description	Shares or Principal Amount	Value

Canada (continued)
Kinross Gold Corp.	2,242	$ 52,144
Loblaw Cos., Ltd.	3,445	136,911
Manulife Financial Corp.	3,470	112,298
Metro, Inc.	857	57,125
National Bank of Canada	613	68,487
Royal Bank of Canada	1,931	282,887
Shopify, Inc., Class A (NYSE)†	2,078	361,281
Shopify, Inc., Class A (TSX)†	1,486	258,369
Stantec, Inc.	479	53,045
Sun Life Financial, Inc.	630	38,320
Suncor Energy, Inc.	1,082	43,086
TC Energy Corp.	743	37,284
TFI International, Inc.	49	4,403
Toronto-Dominion Bank	17,344	1,424,074
Waste Connections, Inc. (NYSE)	1,221	204,737
Waste Connections, Inc. (TSX)	493	82,680
		4,682,739
Cayman Islands — 0.1%
Bilibili, Inc. ADR†	1,160	35,090
Credo Technology Group Holding, Ltd.†	1,299	243,718
		278,808
China — 1.2%
Contemporary Amperex Technology Co., Ltd., Class A	29,100	1,590,408
Tencent Holdings, Ltd.	24,600	1,991,288
Tencent Music Entertainment Group ADR	56,447	1,259,897
Xiaomi Corp., Class B*†	12,600	70,049
		4,911,642
Curacao — 0.0%
SLB, Ltd.	627	22,610
Denmark — 0.3%
Carlsberg A/S, Class B	54	6,348
Danske Bank A/S	978	43,670
DSV A/S	172	36,503
Novo Nordisk A/S, Class B	3,667	178,823
Novonesis (Novozymes), Class B	394	23,546
Orsted A/S*†	340	6,077
Tryg A/S	628	15,480
Vestas Wind Systems A/S	36,411	741,545
		1,051,992
Finland — 0.1%
Kesko Oyj, Class B	541	11,412
Konecranes OYJ	344	33,941
Nokia Oyj	2,171	14,674
Nordea Bank Abp (NASDAQ Helsinki)	676	11,544
Nordea Bank Abp (NASDAQ Stockholm)	1,758	30,033
Orion Oyj, Class B	1,519	106,016
UPM-Kymmene Oyj	451	12,102
Wartsila OYJ Abp	229	7,488
		227,210
France — 1.5%
Accor SA	329	16,743
Air Liquide SA	854	165,294
AXA SA	3,278	142,181
BNP Paribas SA	1,486	114,863
Carrefour SA	454	6,829
Cie de Saint-Gobain SA	1,139	110,360
Danone SA	474	41,895
Eiffage SA	263	32,346

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Engie SA	1,855	$ 43,405
EssilorLuxottica SA	475	173,724
Gaztransport Et Technigaz SA	586	115,908
Hermes International S.C.A.	36	89,174
Kering SA	27	9,548
Legrand SA	9,675	1,667,207
L'Oreal SA	296	123,730
LVMH Moet Hennessy Louis Vuitton SE	267	188,378
Nexans SA	182	25,593
Orange SA	1,022	16,298
Pernod Ricard SA	245	23,993
Publicis Groupe SA	79	7,904
Rexel SA	410	14,178
Safran SA	339	120,311
Sanofi SA	11,444	1,155,525
Schneider Electric SE	5,704	1,618,038
Societe Generale SA	944	59,693
Thales SA	26	7,399
TotalEnergies SE	2,939	182,763
Vinci SA	958	127,981
		6,401,261
Germany — 1.8%
adidas AG	101	19,069
Allianz SE	547	219,540
BASF SE	552	27,226
Bayer AG	189	5,871
Commerzbank AG	1,686	61,235
Daimler Truck Holding AG	486	19,444
Delivery Hero SE*†	371	9,408
Deutsche Bank AG	1,090	38,860
Deutsche Boerse AG	246	62,240
Deutsche Post AG	165	7,569
Deutsche Telekom AG	7,470	231,531
E.ON SE	6,580	122,413
Fresenius Medical Care AG	134	7,191
Hannover Rueck SE	184	52,470
Heidelberg Materials AG	403	94,344
Henkel AG & Co. KGaA (Preference Shares)	181	14,658
HOCHTIEF AG	380	108,889
Infineon Technologies AG	32,342	1,279,416
Mercedes-Benz Group AG	407	26,370
Muenchener Rueckversicherungs-Gesellschaft AG	216	133,549
Rheinmetall AG	24	47,070
RWE AG	697	34,273
SAP SE	10,521	2,721,912
Sartorius AG (Preference Shares)	11	3,019
Siemens AG	7,098	2,008,970
Siemens Energy AG†	1,006	124,421
Siemens Healthineers AG*	300	16,795
Symrise AG	173	14,314
Volkswagen AG (Preference Shares)	140	14,559
Vonovia SE	206	6,185
		7,532,811
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	5,065	19,038
Hong Kong — 0.1%
AIA Group, Ltd.	15,600	151,472
BOC Hong Kong Holdings, Ltd.	3,500	17,197
CK Asset Holdings, Ltd.	3,500	17,314
CK Hutchison Holdings, Ltd.	2,500	16,569
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Futu Holdings, Ltd. ADR	174	$ 34,633
Galaxy Entertainment Group, Ltd.	1,000	4,983
Hong Kong & China Gas Co., Ltd.	6,735	6,266
Hong Kong Exchanges & Clearing, Ltd.	1,800	98,124
Techtronic Industries Co., Ltd.	1,500	17,528
		364,086
India — 0.3%
HDFC Bank, Ltd. ADR	37,300	1,351,006
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,595,100	817,693
Ireland — 0.5%
Accenture PLC, Class A	666	166,567
Allegion PLC	404	66,971
Aon PLC, Class A	280	95,390
CRH PLC	1,682	200,326
Eaton Corp. PLC	635	242,291
Flutter Entertainment PLC†	93	21,423
James Hardie Industries PLC CDI†	434	9,147
Johnson Controls International PLC	179	20,476
Linde PLC	681	284,862
Medtronic PLC	2,169	196,728
nVent Electric PLC	313	35,791
Pentair PLC	399	42,434
Seagate Technology Holdings PLC	128	32,753
Smurfit WestRock PLC	357	13,180
TE Connectivity PLC	2,499	617,278
Trane Technologies PLC	370	166,000
Willis Towers Watson PLC	86	26,927
		2,238,544
Italy — 0.2%
BPER Banca SpA	680	8,116
Enel SpA	4,792	48,452
Eni SpA	5,076	93,286
Generali	2,171	83,455
Intesa Sanpaolo SpA	23,103	148,487
Italgas SpA	15,094	158,149
Leonardo SpA	121	7,096
Mediobanca Banca di Credito Finanziario SpA	1,311	24,987
Poste Italiane SpA*	1,683	40,525
Prysmian SpA	589	60,980
Recordati Industria Chimica e Farmaceutica SpA	532	31,580
Terna - Rete Elettrica Nazionale	11,874	121,619
UniCredit SpA	2,410	177,868
		1,004,600
Japan — 3.9%
Advantest Corp.	1,100	165,132
Aeon Co., Ltd.	500	7,915
Ajinomoto Co., Inc.	2,700	76,615
Asahi Group Holdings, Ltd.	1,300	14,011
Asics Corp.	2,200	56,288
Astellas Pharma, Inc.	2,700	28,268
Canon, Inc.	200	5,753
Capcom Co., Ltd.	1,100	28,794
Central Japan Railway Co.	600	14,662
Chugai Pharmaceutical Co., Ltd.	300	13,722
Dai-ichi Life Holdings, Inc.	6,700	47,171
Daiichi Sankyo Co., Ltd.	700	16,665
Daikin Industries, Ltd.	100	11,664
East Japan Railway Co.	700	17,061
Ebara Corp.	2,800	75,056

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FANUC Corp.	1,000	$ 31,854
Fast Retailing Co., Ltd.	3,800	1,397,106
Fujikura, Ltd.	1,200	164,843
Fujitsu, Ltd.	1,600	41,851
Furukawa Electric Co., Ltd.	500	35,689
Hitachi, Ltd.	8,400	289,866
Honda Motor Co., Ltd.	3,600	36,442
Hoya Corp.	10,600	1,725,397
Inpex Corp.	3,900	71,896
ITOCHU Corp.	21,500	1,245,970
Japan Elevator Service Holdings Co., Ltd.	3,200	37,739
Japan Tobacco, Inc.	600	20,888
Kansai Electric Power Co., Inc.	500	7,811
Kao Corp.	300	12,692
KDDI Corp.	7,500	119,793
Keyence Corp.	2,800	1,042,346
Kirin Holdings Co., Ltd.	700	9,832
Komatsu, Ltd.	3,300	110,621
LY Corp.	5,300	15,579
Marubeni Corp.	700	17,260
MEITEC Group Holdings, Inc.	1,100	22,562
Mitsubishi Corp.	5,400	130,068
Mitsubishi Electric Corp.	200	5,603
Mitsubishi Estate Co., Ltd.	1,100	23,298
Mitsubishi Heavy Industries, Ltd.	1,400	42,270
Mitsubishi UFJ Financial Group, Inc.	111,400	1,684,265
Mitsui & Co., Ltd.	4,200	103,617
Mitsui Fudosan Co., Ltd.	3,500	36,372
Mitsui Mining & Smelting Co., Ltd.	700	71,585
Mitsui OSK Lines, Ltd.	200	5,948
Mizuho Financial Group, Inc.	5,700	190,444
MS&AD Insurance Group Holdings, Inc.	58,300	1,205,268
Murata Manufacturing Co., Ltd.	1,200	26,412
NEC Corp.	1,000	36,454
NIDEC Corp.	400	4,887
Nintendo Co., Ltd.	1,600	135,436
Nippon Building Fund, Inc.	15	13,841
Nippon Steel Corp.	4,000	16,515
Nippon Yusen KK	100	3,459
Niterra Co., Ltd.	500	20,576
Nomura Holdings, Inc.	3,700	26,458
NTT, Inc.	34,400	35,358
Obayashi Corp.	2,600	44,067
Obic Co., Ltd.	100	3,106
Olympus Corp.	900	11,093
Oriental Land Co., Ltd.	1,000	20,245
ORIX Corp.	600	14,639
Recruit Holdings Co., Ltd.	17,500	875,284
Renesas Electronics Corp.	600	7,440
Resona Holdings, Inc.	2,700	26,166
Ryohin Keikaku Co., Ltd.	400	8,225
Sanrio Co., Ltd.	1,000	46,441
Sanwa Holdings Corp.	900	24,586
SBI Holdings, Inc.	600	26,918
SCSK Corp.	600	22,079
Sekisui Chemical Co., Ltd.	700	12,150
Seven & i Holdings Co., Ltd.	1,700	21,687
Shimano, Inc.	4,000	420,609
Shin-Etsu Chemical Co., Ltd.	1,300	39,267
Shiseido Co., Ltd.	600	10,123
SoftBank Corp.	5,200	7,379
SoftBank Group Corp.	8,600	1,510,343
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sony Financial Holdings, Inc.†	7,900	$ 7,966
Sony Group Corp.	64,900	1,824,326
Subaru Corp.	300	6,391
Sumitomo Corp.	2,900	84,416
Sumitomo Electric Industries, Ltd.	1,200	43,995
Sumitomo Forestry Co., Ltd.	2,400	25,034
Sumitomo Mitsui Financial Group, Inc.	6,200	167,482
Suzuki Motor Corp.	1,100	16,474
Sysmex Corp.	200	2,241
T&D Holdings, Inc.	1,500	32,324
Taisei Corp.	600	43,741
Takeda Pharmaceutical Co., Ltd.	1,700	45,812
Tokio Marine Holdings, Inc.	1,600	60,030
Tokyo Electron, Ltd.	300	66,537
Toray Industries, Inc.	5,100	31,310
Toyota Motor Corp.	10,100	205,657
West Japan Railway Co.	700	14,358
Yokogawa Electric Corp.	1,700	50,997
		16,735,886
Jersey — 0.0%
Aptiv PLC†	153	12,408
Experian PLC	778	36,252
Glencore PLC	1,947	9,322
		57,982
Luxembourg — 0.0%
Spotify Technology SA†	283	185,456
Netherlands — 1.2%
ABN AMRO Bank NV CVA*	1,341	40,049
Adyen NV*†	7	12,011
AerCap Holdings NV	134	17,452
Airbus SE	268	65,922
Argenx SE	97	78,891
ASM International NV	40	25,912
ASML Holding NV	2,864	3,030,822
ASR Nederland NV	591	39,442
Euronext NV*	232	33,160
Ferrari NV	222	88,665
Heineken NV	13,371	1,033,226
ING Groep NV	4,581	114,688
Koninklijke Ahold Delhaize NV	4,524	185,170
Koninklijke KPN NV	35,658	165,145
Koninklijke Philips NV	479	13,107
NN Group NV	608	41,614
NXP Semiconductors NV	312	65,246
Prosus NV	2,554	176,426
Stellantis NV	2,368	23,959
STMicroelectronics NV	271	6,666
Wolters Kluwer NV	128	15,676
		5,273,249
New Zealand — 0.0%
Meridian Energy, Ltd.	478	1,619
Xero, Ltd.†	155	14,706
		16,325
Norway — 0.2%
DNB Bank ASA	35,824	913,527
Kongsberg Gruppen ASA	493	12,608
Telenor ASA	1,003	14,912
		941,047

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Panama — 0.0%
Carnival Corp.†	518	$ 14,934
Puerto Rico — 0.0%
Popular, Inc.	160	17,835
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	36,100	65,732
DBS Group Holdings, Ltd.	4,880	202,196
Oversea-Chinese Banking Corp., Ltd.	6,500	85,045
Sea, Ltd. ADR†	5,206	813,438
Singapore Telecommunications, Ltd.	372,300	1,215,638
United Overseas Bank, Ltd.	1,900	50,609
Yangzijiang Shipbuilding Holdings, Ltd.	27,200	73,559
		2,506,217
South Africa — 0.0%
Gold Fields, Ltd. ADR	788	30,267
South Korea — 0.0%
HD Hyundai Electric Co., Ltd.	199	121,516
Korea Shipbuilding & Offshore Engineering Co., Ltd.	53	17,633
		139,149
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	626	51,375
Aena SME SA*	2,778	75,409
Amadeus IT Group SA	352	26,908
Banco Bilbao Vizcaya Argentaria SA	6,708	134,807
Banco Santander SA	18,362	186,802
Bankinter SA	68,634	1,033,980
CaixaBank SA	7,592	80,176
Cellnex Telecom SA*	191	5,951
Endesa SA	1,377	49,346
Iberdrola SA	14,006	283,570
Industria de Diseno Textil SA	1,733	95,682
Redeia Corp. SA	1,699	30,570
Repsol SA	4,435	81,153
		2,135,729
Sweden — 0.3%
Assa Abloy AB, Class B	1,177	44,440
Atlas Copco AB, Class A	4,533	76,415
Boliden AB†	226	10,205
Essity AB, Class B	363	9,969
Evolution AB*	82	5,483
Investor AB, Class B	631	20,826
Lifco AB, Class B	462	17,906
Saab AB, Class B	1,032	56,921
Svenska Handelsbanken AB, Class A	84,086	1,103,710
Tele2 AB, Class B	958	15,171
Telefonaktiebolaget LM Ericsson, Class B	3,171	31,976
Volvo AB, Class B	1,612	44,456
		1,437,478
Switzerland — 2.1%
ABB, Ltd.	3,608	267,478
Amrize, Ltd.†	1,017	52,420
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	110	1,690,836
Chubb, Ltd.	2,020	559,419
Cie Financiere Richemont SA, Class A	8,623	1,700,491
Garmin, Ltd.	255	54,555
Givaudan SA	5	20,491
Holcim AG	1,161	102,921
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Logitech International SA	63	$ 7,569
Lonza Group AG	1,875	1,291,239
Nestle SA	2,810	268,447
Novartis AG	2,453	302,590
Roche Holding AG	6,300	2,026,803
Sandoz Group AG	394	26,193
Sika AG	97	18,948
Swiss Life Holding AG	15	16,261
Swiss Re AG	283	51,554
Swissquote Group Holding SA	26	16,477
UBS Group AG	4,461	170,347
Zurich Insurance Group AG	265	184,076
		8,829,115
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,051	4,521,772
United Kingdom — 4.1%
3i Group PLC	212	12,254
Anglo American PLC	989	37,353
ARM Holdings PLC ADR†	3,374	572,973
Ashtead Group PLC	323	21,530
AstraZeneca PLC	11,958	1,958,940
Auto Trader Group PLC*	1,492	15,296
BAE Systems PLC	1,838	45,177
Barclays PLC	24,222	129,509
BP PLC	19,664	114,258
British American Tobacco PLC	742	38,055
Bunzl PLC	26,359	800,595
Compass Group PLC	830	27,488
Diageo PLC	1,615	37,128
GSK PLC	5,935	138,822
Haleon PLC	290,722	1,352,384
HSBC Holdings PLC (OTC US)	21,516	300,576
HSBC Holdings PLC (SEHK)	2,800	38,952
IMI PLC	640	20,078
Imperial Brands PLC	190	7,550
InterContinental Hotels Group PLC	336	40,574
Lloyds Banking Group PLC	1,204,454	1,409,505
London Stock Exchange Group PLC	11,844	1,475,970
National Grid PLC	7,716	115,556
NatWest Group PLC	9,355	71,772
Next PLC	169	31,748
Prudential PLC	1,649	22,854
Reckitt Benckiser Group PLC	18,817	1,437,709
RELX PLC	31,507	1,389,487
Rio Tinto PLC	1,774	127,851
Rolls-Royce Holdings PLC	10,822	165,911
Sage Group PLC	77,956	1,177,212
Shell PLC (LSE)	7,320	273,824
Shell PLC (XAMS)	51,714	1,934,880
SSE PLC	277	6,972
Standard Chartered PLC	4,267	87,419
Tesco PLC	1,702	10,272
Unilever PLC	30,453	1,835,880
Vodafone Group PLC	53,165	64,353
		17,348,667
United States — 29.1%
3M Co.	712	118,548
Abbott Laboratories	2,321	286,922
AbbVie, Inc.	4,093	892,438
Acuity, Inc.	97	35,410
Adobe, Inc.†	1,180	401,566

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Advanced Micro Devices, Inc.†	6,526	$ 1,671,439
Affirm Holdings, Inc.†	212	15,239
Aflac, Inc.	798	85,538
Agilent Technologies, Inc.	410	60,008
Agree Realty Corp.	422	30,810
Air Products & Chemicals, Inc.	98	23,774
Airbnb, Inc., Class A†	176	22,271
Align Technology, Inc.†	66	9,100
Allstate Corp.	169	32,367
Alnylam Pharmaceuticals, Inc.†	85	38,763
Alphabet, Inc., Class A	18,373	5,166,304
Alphabet, Inc., Class C	8,092	2,280,487
Altria Group, Inc.	410	23,116
Amazon.com, Inc.†	19,795	4,834,335
American Electric Power Co., Inc.	115	13,830
American Express Co.	2,972	1,072,090
American Tower Corp.	219	39,197
American Water Works Co., Inc.	115	14,769
Ameriprise Financial, Inc.	184	83,310
Amgen, Inc.	608	181,445
Amphenol Corp., Class A	4,853	676,217
Analog Devices, Inc.	641	150,077
Apollo Global Management, Inc.	246	30,580
Apple, Inc.	24,412	6,600,272
Applied Materials, Inc.	946	220,513
AppLovin Corp., Class A†	307	195,660
Archer-Daniels-Midland Co.	483	29,236
Arista Networks, Inc.†	7,290	1,149,560
Armstrong World Industries, Inc.	292	55,606
Arthur J. Gallagher & Co.	65	16,217
Assurant, Inc.	157	33,240
AT&T, Inc.	10,873	269,107
ATI, Inc.†	884	87,489
Atmos Energy Corp.	514	88,264
Autodesk, Inc.†	465	140,123
Automatic Data Processing, Inc.	584	152,015
AutoNation, Inc.†	81	16,189
AutoZone, Inc.†	37	135,954
Axon Enterprise, Inc.†	123	90,064
Baker Hughes Co.	1,410	68,258
Bank of America Corp.	8,664	463,091
Bank of New York Mellon Corp.	1,582	170,745
Baxter International, Inc.	538	9,937
Becton Dickinson & Co.	209	37,350
Berkshire Hathaway, Inc., Class B†	2,072	989,463
Biogen, Inc.†	20	3,085
Blackrock, Inc.	625	676,756
Blackstone, Inc.	868	127,284
Block, Inc.†	567	43,058
Boeing Co.†	265	53,270
Booking Holdings, Inc.	289	1,467,467
Boston Scientific Corp.†	8,056	811,400
Bristol-Myers Squibb Co.	9,302	428,543
Broadcom, Inc.	10,754	3,975,001
Brown & Brown, Inc.	94	7,496
Builders FirstSource, Inc.†	116	13,476
Cadence Design Systems, Inc.†	1,037	351,222
Capital One Financial Corp.	914	201,071
Cardinal Health, Inc.	982	187,336
CareTrust REIT, Inc.	1,650	57,172
Cargurus, Inc.†	463	16,261
Carpenter Technology Corp.	100	31,590
Security Description	Shares or Principal Amount	Value

United States (continued)
Carrier Global Corp.	126	$ 7,496
Carvana Co.†	570	174,728
Caterpillar, Inc.	629	363,097
CBRE Group, Inc., Class A†	1,170	178,343
CDW Corp.	159	25,340
Cencora, Inc.	548	185,120
Centene Corp.†	279	9,868
CenterPoint Energy, Inc.	1,249	47,762
Charles Schwab Corp.	2,143	202,556
Charter Communications, Inc., Class A†	57	13,329
Cheniere Energy, Inc.	373	79,076
Chevron Corp.	2,437	384,364
Chipotle Mexican Grill, Inc.†	1,752	55,521
Church & Dwight Co., Inc.	179	15,697
Cigna Group	413	100,941
Cintas Corp.	1,858	340,516
Cisco Systems, Inc.	6,093	445,459
Citigroup, Inc.	2,437	246,697
Clorox Co.	54	6,073
Cloudflare, Inc., Class A†	517	130,956
CME Group, Inc.	155	41,151
CMS Energy Corp.	229	16,843
Coca-Cola Co.	13,684	942,828
Cognizant Technology Solutions Corp., Class A	231	16,835
Coherent Corp.†	162	21,378
Coinbase Global, Inc., Class A†	303	104,165
Colgate-Palmolive Co.	5,321	409,983
Comcast Corp., Class A	2,871	79,914
ConocoPhillips	5,021	446,166
Consolidated Edison, Inc.	872	84,942
Constellation Energy Corp.	408	153,816
Copart, Inc.†	740	31,827
Corning, Inc.	1,744	155,356
Corteva, Inc.	1,306	80,241
CoStar Group, Inc.†	274	18,854
Costco Wholesale Corp.	614	559,630
Crowdstrike Holdings, Inc., Class A†	383	207,973
Crown Castle, Inc.	216	19,488
CSX Corp.	1,353	48,735
Cummins, Inc.	174	76,156
Curtiss-Wright Corp.	56	33,361
CVS Health Corp.	1,822	142,389
D.R. Horton, Inc.	480	71,558
Danaher Corp.	795	171,227
Datadog, Inc., Class A†	485	78,963
Deere & Co.	695	320,833
Dell Technologies, Inc., Class C	362	58,648
Dexcom, Inc.†	295	17,175
Digital Realty Trust, Inc.	635	108,210
DocuSign, Inc.†	151	11,044
Dollar General Corp.	2,431	239,842
Dollar Tree, Inc.†	55	5,452
Dominion Energy, Inc.	529	31,047
DoorDash, Inc., Class A†	434	110,397
Dow, Inc.	583	13,905
Duke Energy Corp.	596	74,083
DuPont de Nemours, Inc.	322	26,291
eBay, Inc.	291	23,661
Ecolab, Inc.	1,471	377,164
Edison International	448	24,810
Edwards Lifesciences Corp.†	827	68,186
Electronic Arts, Inc.	159	31,810
Elevance Health, Inc.	255	80,886

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Eli Lilly & Co.	1,941	$ 1,674,811
EMCOR Group, Inc.	94	63,523
Emerson Electric Co.	2,990	417,314
Entergy Corp.	75	7,207
EOG Resources, Inc.	1,708	180,775
Equinix, Inc.	165	139,592
Equity LifeStyle Properties, Inc.	183	11,172
ESCO Technologies, Inc.	143	31,384
Estee Lauder Cos., Inc., Class A	2,892	279,627
Eversource Energy	431	31,812
Exelixis, Inc.†	1,237	47,835
Exelon Corp.	2,122	97,867
Expand Energy Corp.	71	7,335
Expedia Group, Inc.	31	6,820
Exxon Mobil Corp.	4,970	568,369
FactSet Research Systems, Inc.	44	11,739
Fair Isaac Corp.†	17	28,212
Fastenal Co.	6,860	282,289
FedEx Corp.	268	68,024
Ferguson Enterprises, Inc. (LSE)	161	39,636
Ferguson Enterprises, Inc. (NYSE)	268	66,598
Fidelity National Information Services, Inc.	344	21,507
Fifth Third Bancorp	624	25,971
First Solar, Inc.†	1,723	459,938
Fiserv, Inc.†	749	49,951
Ford Motor Co.	2,244	29,464
Fortinet, Inc.†	900	77,787
Fox Corp., Class A	280	18,102
Freeport-McMoRan, Inc.	7,308	304,744
Frontdoor, Inc.†	279	18,534
Gaming & Leisure Properties, Inc.	346	15,452
Gartner, Inc.†	62	15,397
GE HealthCare Technologies, Inc.	257	19,262
GE Vernova, Inc.	1,521	889,998
General Dynamics Corp.	184	63,462
General Electric Co.	4,392	1,356,908
General Mills, Inc.	387	18,038
General Motors Co.	676	46,705
Gilead Sciences, Inc.	1,341	160,638
Global Payments, Inc.	213	16,563
Globe Life, Inc.	218	28,669
Goldman Sachs Group, Inc.	405	319,695
Hartford Insurance Group, Inc.	552	68,547
HCA Healthcare, Inc.	870	399,922
HEICO Corp.	304	96,602
Hess Midstream LP	834	28,314
Hewlett Packard Enterprise Co.	884	21,587
Hilton Worldwide Holdings, Inc.	323	82,998
Hims & Hers Health, Inc.†	546	24,821
Home Depot, Inc.	1,836	696,927
Honeywell International, Inc.	338	68,050
Howmet Aerospace, Inc.	3,789	780,345
HP, Inc.	748	20,697
HubSpot, Inc.†	46	22,628
Humana, Inc.	215	59,811
Huntington Bancshares, Inc.	1,834	28,317
IDEXX Laboratories, Inc.†	660	415,477
Illinois Tool Works, Inc.	604	147,328
Illumina, Inc.†	87	10,748
Incyte Corp.†	132	12,339
Intel Corp.†	4,929	197,111
Intercontinental Exchange, Inc.	1,630	238,453
Security Description	Shares or Principal Amount	Value

United States (continued)
International Business Machines Corp.	2,045	$ 628,653
International Flavors & Fragrances, Inc.	54	3,400
International Paper Co.	1,227	47,411
Intuit, Inc.	941	628,165
Intuitive Surgical, Inc.†	1,015	542,294
IQVIA Holdings, Inc.†	134	29,006
Iron Mountain, Inc.	77	7,927
Jabil, Inc.	216	47,712
Johnson & Johnson	2,841	536,580
JPMorgan Chase & Co.	7,483	2,328,111
Kellanova	147	12,210
Kenvue, Inc.	795	11,424
Keurig Dr Pepper, Inc.	1,690	45,900
KeyCorp	1,271	22,357
Keysight Technologies, Inc.†	158	28,908
Kimberly-Clark Corp.	651	77,931
Kimco Realty Corp.	1,857	38,366
Kinder Morgan, Inc.	2,218	58,089
KKR & Co., Inc.	390	46,149
KLA Corp.	495	598,326
Kroger Co.	1,619	103,017
L3Harris Technologies, Inc.	26	7,517
Lam Research Corp.	3,428	539,773
Las Vegas Sands Corp.	303	17,983
Leidos Holdings, Inc.	933	177,708
Lennar Corp., Class A	282	34,903
Liberty Media Corp.-Liberty Formula One, Class C†	12,124	1,210,581
Live Nation Entertainment, Inc.†	1,804	269,752
Loews Corp.	219	21,804
Lowe's Cos., Inc.	466	110,969
Lululemon Athletica, Inc.†	88	15,008
M&T Bank Corp.	201	36,958
Marathon Petroleum Corp.	248	48,338
Markel Group, Inc.†	18	35,542
Marsh & McLennan Cos., Inc.	608	108,315
Martin Marietta Materials, Inc.	10	6,131
Marvell Technology, Inc.	1,098	102,927
MasTec, Inc.†	168	34,299
Mastercard, Inc., Class A	1,606	886,496
McDonald's Corp.	928	276,943
McKesson Corp.	278	225,553
MercadoLibre, Inc.†	609	1,417,301
Merck & Co., Inc.	3,062	263,271
Meta Platforms, Inc., Class A	5,425	3,517,299
MetLife, Inc.	592	47,253
Mettler-Toledo International, Inc.†	19	26,909
Microchip Technology, Inc.	392	24,469
Micron Technology, Inc.	1,347	301,418
Microsoft Corp.	15,253	7,898,156
Mondelez International, Inc., Class A	1,914	109,978
MongoDB, Inc.†	18	6,477
Monolithic Power Systems, Inc.	50	50,250
Monster Beverage Corp.†	5,128	342,704
Moody's Corp.	1,188	570,596
Morgan Stanley	6,670	1,093,880
Motorola Solutions, Inc.	809	329,028
MSCI, Inc.	122	71,803
Netflix, Inc.†	1,308	1,463,469
Newmont Corp.	987	79,917
NextEra Energy, Inc.	9,052	736,833
NIKE, Inc., Class B	1,194	77,120
NiSource, Inc.	2,111	88,894
Norfolk Southern Corp.	138	39,106

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
NRG Energy, Inc.	374	$ 64,276
Nucor Corp.	402	60,320
Nutanix, Inc., Class A†	1,175	83,707
NVIDIA Corp.	51,120	10,351,289
NVR, Inc.†	29	209,114
Occidental Petroleum Corp.	179	7,375
Okta, Inc.†	565	51,714
Old Dominion Freight Line, Inc.	257	36,088
Omega Healthcare Investors, Inc.	2,147	90,238
ON Semiconductor Corp.†	136	6,811
ONEOK, Inc.	99	6,633
Oracle Corp.	4,394	1,153,908
O'Reilly Automotive, Inc.†	5,348	505,065
Otis Worldwide Corp.	700	64,932
Packaging Corp. of America	144	28,189
Palantir Technologies, Inc., Class A†	2,818	564,924
Palo Alto Networks, Inc.†	1,030	226,847
Parker-Hannifin Corp.	854	659,997
Paychex, Inc.	445	52,078
PayPal Holdings, Inc.†	1,200	83,124
PepsiCo, Inc.	1,704	248,937
Pfizer, Inc.	6,399	157,735
PG&E Corp.	480	7,661
Philip Morris International, Inc.	535	77,217
Phillips 66	221	30,087
Pinterest, Inc., Class A†	1,134	37,535
PNC Financial Services Group, Inc.	609	111,173
Primerica, Inc.	55	14,293
Procter & Gamble Co.	7,748	1,165,067
Progressive Corp.	1,806	372,036
Prologis, Inc.	1,165	144,565
Prudential Financial, Inc.	153	15,912
Public Service Enterprise Group, Inc.	198	15,951
Public Storage	123	34,263
PulteGroup, Inc.	296	35,482
Pure Storage, Inc., Class A†	2,789	275,274
QUALCOMM, Inc.	1,289	233,180
Quanta Services, Inc.	221	99,258
Quest Diagnostics, Inc.	640	112,608
Rambus, Inc.†	282	29,001
Realty Income Corp.	256	14,843
Reddit, Inc., Class A†	75	15,671
Regeneron Pharmaceuticals, Inc.	48	31,286
Regions Financial Corp.	1,320	31,944
Republic Services, Inc.	647	134,731
ResMed, Inc.	424	104,677
Rivian Automotive, Inc., Class A†	1,129	15,321
Robinhood Markets, Inc., Class A†	1,037	152,211
ROBLOX Corp., Class A†	153	17,399
Rocket Lab Corp.†	165	10,392
Rockwell Automation, Inc.	166	61,148
Rollins, Inc.	1,800	103,698
Roper Technologies, Inc.	114	50,861
Ross Stores, Inc.	205	32,579
Royal Caribbean Cruises, Ltd.	511	146,570
RPM International, Inc.	286	31,254
RTX Corp.	5,228	933,198
S&P Global, Inc.	1,233	600,730
Sabra Health Care REIT, Inc.	3,177	56,614
Salesforce, Inc.	2,073	539,830
SBA Communications Corp.	105	20,105
Sempra	960	88,262
Security Description	Shares or Principal Amount	Value

United States (continued)
ServiceNow, Inc.†	264	$ 242,690
SharkNinja, Inc.†	363	31,036
Sherwin-Williams Co.	1,340	462,220
Simon Property Group, Inc.	724	127,250
Snowflake, Inc.†	2,516	691,598
SoFi Technologies, Inc.†	256	7,598
Solstice Advanced Materials, Inc.†	84	3,786
Solventum Corp.†	125	8,630
Southern Co.	1,683	158,269
SS&C Technologies Holdings, Inc.	291	24,712
Starbucks Corp.	1,223	98,904
State Street Corp.	282	32,616
Steel Dynamics, Inc.	1,952	306,074
Stifel Financial Corp.	155	18,357
Strategy, Inc., Class A†	292	78,697
Stryker Corp.	1,503	535,429
Super Micro Computer, Inc.†	173	8,989
Synchrony Financial	366	27,223
Synopsys, Inc.†	201	91,218
Sysco Corp.	403	29,935
Take-Two Interactive Software, Inc.†	154	39,481
Tapestry, Inc.	3,168	347,910
Target Corp.	206	19,100
Tesla, Inc.†	3,261	1,488,842
Texas Instruments, Inc.	1,088	175,668
Texas Pacific Land Corp.	1	943
Texas Roadhouse, Inc.	1,354	221,487
Thermo Fisher Scientific, Inc.	1,190	675,194
TJX Cos., Inc.	3,599	504,364
T-Mobile US, Inc.	1,667	350,153
Trade Desk, Inc., Class A†	802	40,325
TransDigm Group, Inc.	167	218,521
Travelers Cos., Inc.	61	16,386
Truist Financial Corp.	2,104	93,902
Twilio, Inc., Class A†	56	7,553
Uber Technologies, Inc.†	7,016	677,044
Ulta Beauty, Inc.†	12	6,239
Union Pacific Corp.	764	168,363
United Parcel Service, Inc., Class B	237	22,852
United Rentals, Inc.	96	83,633
United Therapeutics Corp.†	44	19,599
UnitedHealth Group, Inc.	2,142	731,622
US Bancorp	8,043	375,447
Valero Energy Corp.	201	34,082
Veeva Systems, Inc., Class A†	1,274	370,989
Ventas, Inc.	4,512	332,940
Veralto Corp.	231	22,795
VeriSign, Inc.	120	28,776
Verisk Analytics, Inc.	824	180,258
Verizon Communications, Inc.	6,199	246,348
Vertex Pharmaceuticals, Inc.†	319	135,757
Vertiv Holdings Co., Class A	3,838	740,197
Visa, Inc., Class A	5,349	1,822,618
Vistra Corp.	415	78,144
Vulcan Materials Co.	1,244	360,138
W.R. Berkley Corp.	92	6,563
Walmart, Inc.	5,371	543,438
Walt Disney Co.	4,592	517,151
Warner Bros. Discovery, Inc.†	1,876	42,116
Waste Management, Inc.	820	163,811
WEC Energy Group, Inc.	416	46,480
Wells Fargo & Co.	4,021	349,706
Welltower, Inc.	1,708	309,216

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
West Pharmaceutical Services, Inc.	54	$ 15,232
Western Digital Corp.	115	17,274
Westinghouse Air Brake Technologies Corp.	85	17,377
Weyerhaeuser Co.	960	22,080
Williams Cos., Inc.	2,656	153,703
Williams-Sonoma, Inc.	84	16,325
Workday, Inc., Class A†	118	28,311
WP Carey, Inc.	251	16,566
WW Grainger, Inc.	41	40,139
Xcel Energy, Inc.	94	7,630
Yum! Brands, Inc.	207	28,609
Zebra Technologies Corp., Class A†	76	20,463
Zillow Group, Inc., Class C†	193	14,471
Zimmer Biomet Holdings, Inc.	239	24,034
Zoetis, Inc.	476	68,587
Zscaler, Inc.†	254	84,110
		123,308,749
Total Common Stocks (cost $156,620,486)		216,710,034
CORPORATE BONDS & NOTES — 43.9%
Bermuda — 0.4%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 1,647,000	1,730,197
Canada — 0.3%
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	374,000	353,865
Rogers Communications, Inc.
4.55%, 03/15/2052	1,100,000	901,874
		1,255,739
Cayman Islands — 0.4%
Avolon Holdings Funding, Ltd.
4.95%, 10/15/2032*	1,653,000	1,631,587
France — 0.3%
BPCE SA
5.39%, 05/28/2031*	406,000	416,121
Credit Agricole SA
4.82%, 09/25/2033*	1,052,000	1,045,810
		1,461,931
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	822,123
Ireland — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	1,017,000	938,540
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	903,000	916,687
5.75%, 11/15/2029*	856,000	887,528
Flutter Treasury DAC
5.88%, 06/04/2031*	892,000	903,150
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	898,996
		4,544,901
Italy — 0.4%
Eni SpA
5.75%, 05/19/2035*	362,000	378,260
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	$ 1,000,000	$ 1,100,586
		1,478,846
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	237,000	244,515
Liberia — 0.2%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	976,000	982,615
Mexico — 0.1%
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	508,316
Netherlands — 0.7%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	674,268
Enel Finance International NV
5.00%, 09/30/2035*	638,000	631,364
ING Groep NV
5.07%, 03/25/2031	1,040,000	1,064,818
Siemens Funding BV
4.60%, 05/28/2030*	300,000	305,371
5.90%, 05/28/2065*	200,000	215,642
		2,891,463
Panama — 0.3%
Carnival Corp.
4.00%, 08/01/2028*	717,000	705,338
5.13%, 05/01/2029*	577,000	584,134
		1,289,472
Singapore — 0.6%
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	910,000	921,013
5.30%, 05/19/2053	1,875,000	1,813,683
		2,734,696
Sweden — 0.2%
EQT AB
5.85%, 05/08/2035*	792,000	811,824
Switzerland — 0.7%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,753,720
United Kingdom — 0.8%
Barclays PLC
2.67%, 03/10/2032	1,000,000	906,865
5.34%, 09/10/2035	455,000	461,634
BP Capital Markets PLC
6.13%, 03/18/2035(1)	444,000	463,394
Lloyds Banking Group PLC
5.68%, 01/05/2035	896,000	940,817
Standard Chartered PLC
5.40%, 08/12/2036*	674,000	685,267
		3,457,977
United States — 37.1%
AbbVie, Inc.
4.25%, 11/21/2049	1,100,000	925,917
5.05%, 03/15/2034	880,000	905,281
5.40%, 03/15/2054	903,000	898,259
AES Corp.
2.45%, 01/15/2031	1,179,000	1,068,301

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ally Financial, Inc.
5.55%, 07/31/2033	$ 680,000	$ 682,843
American Express Co.
4.92%, 07/20/2033	653,000	665,300
American International Group, Inc.
5.45%, 05/07/2035	446,000	463,922
American Tower Corp.
2.10%, 06/15/2030	696,000	628,918
5.40%, 01/31/2035	512,000	527,394
Assurant, Inc.
5.55%, 02/15/2036	192,000	193,997
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	985,053
3.55%, 09/15/2055	1,950,000	1,337,172
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,975,354
Bank of America Corp.
1.90%, 07/23/2031	914,000	818,926
2.88%, 10/22/2030	1,378,000	1,308,657
4.38%, 01/27/2027(1)	914,000	898,927
5.29%, 04/25/2034	2,683,000	2,776,055
Bank of New York Mellon Corp.
5.19%, 03/14/2035	447,000	460,462
Beacon Funding Trust
6.27%, 08/15/2054*	1,833,000	1,883,456
Becton Dickinson & Co.
4.67%, 06/06/2047	510,000	451,546
Beignet Investor LLC
6.58%, 05/30/2049*	958,000	1,021,906
Belrose Funding Trust II
6.79%, 05/15/2055*	581,000	618,935
BMW US Capital LLC
5.20%, 08/11/2035*	280,000	282,806
5.40%, 03/21/2035*	618,000	640,833
Boeing Co.
3.25%, 02/01/2035	540,000	470,672
3.63%, 02/01/2031	479,000	459,248
3.75%, 02/01/2050	630,000	466,862
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	454,868
Broadcom, Inc.
3.14%, 11/15/2035*	782,000	677,768
Broadstone Net Lease LLC
5.00%, 11/01/2032	276,000	275,148
Capital One Financial Corp.
2.36%, 07/29/2032	288,000	249,982
5.20%, 09/11/2036	414,000	411,253
7.96%, 11/02/2034	353,000	416,412
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	3,388,000	2,214,592
3.90%, 06/01/2052	699,000	458,736
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	681,470
Chubb INA Holdings LLC
4.90%, 08/15/2035	934,000	940,906
Citigroup, Inc.
5.17%, 09/11/2036	827,000	837,292
6.88%, 08/15/2030(1)	415,000	427,605
CNA Financial Corp.
5.20%, 08/15/2035	931,000	932,363
Security Description	Shares or Principal Amount	Value

United States (continued)
Comcast Corp.
2.89%, 11/01/2051	$ 4,300,000	$ 2,605,791
Commonwealth Edison Co.
5.95%, 06/01/2055	262,000	279,318
Constellation Brands, Inc.
4.95%, 11/01/2035	595,000	585,719
Coterra Energy, Inc.
5.40%, 02/15/2035	1,403,000	1,413,134
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
5.60%, 01/15/2031*	736,000	738,477
6.63%, 07/15/2030*	556,000	568,820
Cousins Properties LP
5.25%, 07/15/2030	496,000	506,811
CVS Health Corp.
3.75%, 04/01/2030	660,000	642,186
5.05%, 03/25/2048	730,000	652,721
5.25%, 02/21/2033	103,000	105,657
5.63%, 02/21/2053	692,000	655,634
Daimler Truck Finance North America LLC
5.63%, 01/13/2035*	883,000	913,414
Deere & Co.
3.90%, 06/09/2042	530,000	461,405
Dell International LLC / EMC Corp.
4.50%, 02/15/2031	458,000	456,727
5.10%, 02/15/2036	966,000	955,991
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	337,000	348,069
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,054,160
5.55%, 04/01/2035	22,000	22,572
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	891,710
Discover Financial Services
6.70%, 11/29/2032	824,000	910,445
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	225,049
Eli Lilly & Co.
4.60%, 08/14/2034	1,350,000	1,354,473
4.88%, 02/27/2053	675,000	630,891
Entergy Arkansas LLC
5.45%, 06/01/2034	817,000	853,573
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	1,046,196
3.90%, 04/15/2032	508,000	488,405
Expand Energy Corp.
5.70%, 01/15/2035	458,000	471,466
Fiserv, Inc.
5.25%, 08/11/2035	420,000	418,707
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,200,978
Florida Power & Light Co.
5.30%, 06/15/2034	2,000,000	2,093,074
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	439,831
5.75%, 03/15/2035	826,000	835,068
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,166,674
4.00%, 11/13/2030	486,000	455,962
Foundry JV Holdco LLC
5.90%, 01/25/2033*	264,000	277,888
General Electric Co.
4.30%, 07/29/2030	362,000	364,730

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
4.90%, 01/29/2036	$ 168,000	$ 171,120
General Motors Financial Co., Inc.
2.70%, 06/10/2031	402,000	361,901
5.45%, 09/06/2034	1,777,000	1,798,431
5.63%, 04/04/2032	17,000	17,670
5.75%, 02/08/2031	850,000	890,910
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	500,000	378,155
Hartford Insurance Group, Inc.
2.90%, 09/15/2051	2,350,000	1,533,628
HCA, Inc.
3.63%, 03/15/2032	1,500,000	1,411,674
4.63%, 03/15/2052	547,000	453,957
5.45%, 09/15/2034	885,000	910,593
Healthpeak OP LLC
5.38%, 02/15/2035	445,000	455,283
HF Sinclair Corp.
6.25%, 01/15/2035	507,000	530,067
High Street Funding Trust III
5.81%, 02/15/2055*	295,000	295,151
Highwoods Realty LP
7.65%, 02/01/2034	535,000	610,335
Horace Mann Educators Corp.
4.70%, 10/01/2030	375,000	371,785
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	186,788
5.70%, 07/01/2034	526,000	539,354
Howmet Aerospace, Inc.
4.85%, 10/15/2031	1,250,000	1,283,322
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	921,568
JPMorgan Chase & Co.
2.74%, 10/15/2030	2,000,000	1,890,786
2.96%, 01/25/2033	4,000,000	3,665,092
3.65%, 06/01/2026(1)	941,000	929,451
Kellanova
5.25%, 03/01/2033	540,000	558,980
KeyCorp
2.55%, 10/01/2029	1,000,000	938,164
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	757,197
Kilroy Realty LP
2.50%, 11/15/2032	900,000	747,213
Kimco Realty OP LLC
4.85%, 03/01/2035	246,000	244,811
6.40%, 03/01/2034	395,000	435,753
Lincoln Financial Global Funding
4.63%, 05/28/2028*	479,000	483,328
4.63%, 08/18/2030*	168,000	168,455
5.30%, 01/13/2030*	533,000	551,424
M&T Bank Corp.
5.05%, 01/27/2034	1,000,000	1,002,660
5.40%, 07/30/2035	544,000	547,928
Mars, Inc.
5.20%, 03/01/2035*	1,000,000	1,026,392
Meta Platforms, Inc.
4.60%, 11/15/2032	212,000	213,066
5.63%, 11/15/2055	489,000	485,322
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,806,405
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	844,024
Security Description	Shares or Principal Amount	Value

United States (continued)
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	$ 267,000	$ 272,840
Morgan Stanley
1.79%, 02/13/2032	794,000	694,418
1.93%, 04/28/2032	4,160,000	3,640,428
MPLX LP
5.40%, 09/15/2035	843,000	846,483
Netflix, Inc.
4.90%, 08/15/2034	440,000	451,841
New York Life Global Funding
4.15%, 07/25/2028*	1,406,000	1,411,428
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	338,000	363,358
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,318,637
Omnis Funding Trust
6.72%, 05/15/2055*	1,149,000	1,225,470
ONEOK, Inc.
4.35%, 03/15/2029	250,000	249,661
Oracle Corp.
3.65%, 03/25/2041	511,000	396,829
4.70%, 09/27/2034	824,000	791,401
4.80%, 09/26/2032	635,000	628,462
5.20%, 09/26/2035	875,000	861,704
5.95%, 09/26/2055	358,000	339,418
6.10%, 09/26/2065	823,000	784,824
Ovintiv, Inc.
6.50%, 08/15/2034	272,000	288,757
6.50%, 02/01/2038	904,000	948,026
Owens Corning
5.95%, 06/15/2054	880,000	902,743
Pacific Life Global Funding II
4.88%, 07/17/2032*	1,539,000	1,574,209
Paramount Global
4.20%, 05/19/2032	1,000,000	925,035
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	526,867
2.82%, 07/15/2046	853,000	627,006
Phillips 66 Co.
5.88%, 03/15/2056	557,000	553,677
6.20%, 03/15/2056	418,000	422,152
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/2032	550,000	562,513
5.75%, 07/15/2034	250,000	261,128
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	637,620
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	425,000	429,388
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,530,386
6.88%, 10/20/2034	488,000	552,610
Pricoa Global Funding I
4.75%, 08/26/2032*	1,341,000	1,348,446
5.35%, 05/28/2035*	581,000	601,925
Principal Life Global Funding II
4.95%, 11/27/2029*	313,000	320,044
Prologis LP
4.75%, 01/15/2031	243,000	248,050
Prologis Targeted US Logistics Fund LP
4.75%, 01/15/2036*	959,000	938,820
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	642,499
5.20%, 03/14/2035	904,000	928,505

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Regal Rexnord Corp.
6.40%, 04/15/2033	$ 420,000	$ 450,160
Regency Centers LP
5.10%, 01/15/2035	229,000	231,925
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030*	470,000	471,742
5.98%, 09/16/2035*	200,000	203,511
Republic Services, Inc.
5.00%, 12/15/2033	425,000	439,035
5.15%, 03/15/2035	175,000	181,054
Roper Technologies, Inc.
5.10%, 09/15/2035	819,000	824,308
RTX Corp.
1.90%, 09/01/2031	550,000	480,528
3.13%, 07/01/2050	675,000	463,567
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,462,498
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034	317,000	318,193
Southern Power Co.
4.90%, 10/01/2035	489,000	483,805
Stellantis Finance US, Inc.
6.45%, 03/18/2035*	899,000	933,200
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	628,000	632,232
Stryker Corp.
2.90%, 06/15/2050	1,200,000	805,350
Synchrony Financial
6.00%, 07/29/2036	225,000	230,055
Tapestry, Inc.
5.50%, 03/11/2035	1,032,000	1,050,929
T-Mobile USA, Inc.
3.88%, 04/15/2030	467,000	457,426
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,699,757
5.25%, 05/15/2033	135,000	139,729
Truist Financial Corp.
5.71%, 01/24/2035	2,000,000	2,096,247
UnitedHealth Group, Inc.
5.15%, 07/15/2034	928,000	953,762
5.88%, 02/15/2053	2,107,000	2,163,659
Unum Group
4.50%, 12/15/2049	665,000	545,641
6.00%, 06/15/2054	672,000	676,914
US Bancorp
4.84%, 02/01/2034	2,000,000	2,009,484
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,297,978
Virginia Electric & Power Co.
4.90%, 09/15/2035	1,391,000	1,386,804
5.15%, 03/15/2035	1,542,000	1,572,909
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,945,025
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	2,058,417
3.35%, 03/02/2033	1,269,000	1,183,119
3.90%, 03/15/2026(1)	903,000	896,295
4.90%, 07/25/2033	2,658,000	2,698,132
5.39%, 04/24/2034	478,000	496,440
Security Description	Shares or Principal Amount	Value

United States (continued)
Western Midstream Operating LP
4.75%, 08/15/2028	$ 1,830,000	$ 1,843,516
5.45%, 11/15/2034	543,000	541,994
		157,678,214
Total Corporate Bonds & Notes (cost $185,512,622)		186,278,136
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,630.00)	127	280,670
Exchange - traded put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $5,490.00)	87	16,095
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,640.00)	113	121,475
Total Purchased Options (cost $1,291,819)		418,240
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	0
Total Long-Term Investment Securities (cost $343,424,927)		403,406,410
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(3) (cost $12,049,562)	12,049,562	12,049,562
TOTAL INVESTMENTS (cost $355,474,489)	97.9%	415,455,972
Other assets less liabilities	2.1	9,067,731
NET ASSETS	100.0%	$424,523,703
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $41,965,713 representing 9.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NASDAQ Stockholm—Nasdaq Stockholm AB
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	FTSE/MIB Index	December 2025	$ 2,175,895	$ 2,223,012	$ 47,117
12	Long	IBEX 35 Index	November 2025	2,172,023	2,213,282	41,259
176	Long	MSCI World Index	December 2025	24,315,138	24,852,960	537,822
160	Long	S&P 500 E-Mini Index	December 2025	53,201,583	54,992,000	1,790,417
32	Long	SPI 200 Index	December 2025	4,650,289	4,654,428	4,139
158	Long	U.S. Treasury Long Bonds	December 2025	18,162,478	18,535,375	372,897
162	Short	Bloomberg U.S. Corporate Investment Grade Index	December 2025	17,209,424	17,199,540	9,884
53	Short	Euro-Schatz	December 2025	6,542,423	6,541,566	857
4	Short	U.S. Treasury 2 Year Notes	December 2025	834,611	832,968	1,643
103	Short	U.S. Treasury 5 Year Notes	December 2025	11,269,091	11,248,727	20,364
						$2,826,399
						Unrealized (Depreciation)
25	Long	Hang Seng Index	November 2025	$ 4,269,668	$ 4,167,498	$ (102,170)
164	Short	Euro STOXX 50 Index	December 2025	10,391,365	10,716,372	(325,007)
31	Short	FTSE 100 Index	December 2025	3,795,291	3,969,028	(173,737)
162	Short	MSCI Emerging Markets Index	December 2025	10,724,451	11,401,560	(677,109)
6	Short	TOPIX Index	December 2025	1,211,674	1,298,034	(86,360)
380	Short	U.S. Treasury 10 Year Notes	December 2025	42,699,366	42,815,312	(115,946)
23	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	2,636,350	2,656,140	(19,790)
9	Short	U.S. Treasury Ultra Bonds	December 2025	1,057,467	1,091,531	(34,064)
						$(1,534,183)
		Net Unrealized Appreciation (Depreciation)				$1,292,216
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	50,130,000	USD	9,299,388	11/04/2025	$ —	$ (18,542)
	USD	9,311,985	BRL	50,130,000	11/04/2025	5,945	—
	USD	8,793,653	BRL	47,717,000	12/02/2025	12,016	—
	USD	488,853	DKK	3,145,000	11/25/2025	—	(2,748)
	USD	1,661,935	INR	146,340,000	11/24/2025	—	(15,167)
						17,961	(36,457)
Barclays Bank PLC	AUD	6,262,835	NZD	7,064,000	11/25/2025	—	(52,914)
	BRL	45,304,000	USD	8,414,093	11/04/2025	—	(6,803)
	CHF	5,507,500	JPY	1,045,359,803	11/25/2025	—	(63,575)
	EUR	5,390,000	CHF	4,961,039	11/25/2025	—	(40,291)
	GBP	5,084,000	USD	6,825,166	11/25/2025	146,008	—
	JPY	1,052,063,000	USD	7,046,951	11/25/2025	206,378	—
	USD	8,445,621	BRL	45,304,000	11/04/2025	—	(24,725)
	USD	7,869,067	CHF	6,185,000	11/25/2025	—	(164,558)
	USD	857,529	KRW	1,214,544,000	11/24/2025	—	(6,970)
						352,386	(359,836)
Citibank, N.A.	EUR	7,177,455	USD	8,413,386	11/25/2025	130,497	—
	USD	12,561,256	EUR	10,716,000	11/25/2025	—	(194,833)
						130,497	(194,833)
Goldman Sachs International	CHF	2,492,000	USD	3,170,689	11/25/2025	66,464	—
	EUR	6,132,000	USD	7,187,612	11/25/2025	111,193	—
	USD	2,276,702	CAD	3,194,000	11/25/2025	3,140	—
	USD	64,058	SEK	604,000	11/25/2025	—	(400)
						180,797	(400)
Morgan Stanley & Co. International PLC	NOK	4,888,000	USD	484,370	11/25/2025	1,810	—
	USD	2,539,315	AUD	3,932,000	11/25/2025	34,031	—
	USD	1,041,191	CAD	1,455,000	11/25/2025	—	(2,628)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	76,959	DKK	490,000	11/25/2025	$ —	$ (1,222)
	USD	399,880	SEK	3,762,000	11/25/2025	—	(3,391)
						35,841	(7,241)
UBS AG	JPY	640,227,466	USD	4,289,059	11/25/2025	126,264	—
	SGD	1,196,000	USD	926,693	11/25/2025	6,325	—
	USD	1,396,783	HKD	10,845,000	11/25/2025	—	(527)
	USD	1,707,239	TWD	52,199,000	11/24/2025	—	(11,210)
						132,589	(11,737)
Unrealized Appreciation (Depreciation)						$850,071	$(610,504)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
Industry Allocation*
Banks	15.5%
Semiconductors	7.3
Internet	7.1
Insurance	6.0
Software	6.0
Pharmaceuticals	5.2
Diversified Financial Services	4.5
REITS	3.5
Electric	3.2
Oil & Gas	2.9
Short-Term Investments	2.9
Telecommunications	2.8
Computers	2.5
Retail	2.3
Auto Manufacturers	2.3
Healthcare-Services	1.9
Aerospace/Defense	1.8
Media	1.8
Pipelines	1.6
Cosmetics/Personal Care	1.5
Food	1.3
Healthcare-Products	1.3
Electrical Components & Equipment	1.3
Beverages	1.2
Commercial Services	1.0
Electronics	0.9
Machinery-Diversified	0.8
Miscellaneous Manufacturing	0.8
Distribution/Wholesale	0.7
Building Materials	0.6
Leisure Time	0.6
Machinery-Construction & Mining	0.6
Home Furnishings	0.4
Apparel	0.4
Auto Parts & Equipment	0.4
Household Products/Wares	0.4
Chemicals	0.4
Environmental Control	0.3
Entertainment	0.3
Energy-Alternate Sources	0.3
Mining	0.2
Private Equity	0.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Biotechnology	0.2%
Transportation	0.1
Purchased Options	0.1
Iron/Steel	0.1
Home Builders	0.1
Gas	0.1
Real Estate	0.1
Toys/Games/Hobbies	0.1
97.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Netherlands	$5,194,358	$78,891	$—	$5,273,249
Other Countries	211,436,785	—	—	211,436,785
Corporate Bonds & Notes	—	186,278,136	—	186,278,136
Purchased Options	418,240	—	—	418,240
Warrants	—	—	0	0
Short-Term Investments	12,049,562	—	—	12,049,562
Total Investments at Value	$229,098,945	$186,357,027	$0	$415,455,972
Other Financial Instruments:†
Futures Contracts	$2,826,399	$—	$—	$2,826,399
Forward Foreign Currency Contracts	—	850,071	—	850,071
Total Other Financial Instruments	$2,826,399	$850,071	$—	$3,676,470
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,534,183	$—	$—	$1,534,183
Forward Foreign Currency Contracts	—	610,504	—	610,504
Total Other Financial Instruments	$1,534,183	$610,504	$—	$2,144,687
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Advertising — 0.1%
Advantage Solutions, Inc.†	10,833	$ 13,866
Boston Omaha Corp., Class A†	2,475	31,482
National CineMedia, Inc.	7,869	34,781
Nexxen International, Ltd.†	4,299	35,338
Stagwell, Inc.†	13,711	65,127
TechTarget, Inc.†	2,993	16,432
		197,026
Aerospace/Defense — 2.2%
AAR Corp.†	4,167	350,903
AeroVironment, Inc.†	3,708	1,371,626
AerSale Corp.†	3,726	27,647
AIRO Group Holdings, Inc.†	646	10,569
Amprius Technologies, Inc.†	11,004	155,046
Archer Aviation, Inc., Class A†	64,256	720,952
Astronics Corp.†	3,479	171,097
Ducommun, Inc.†	1,609	147,626
Eve Holding, Inc.†	5,831	25,423
Intuitive Machines, Inc.†	12,821	152,955
Joby Aviation, Inc.†	53,851	933,776
Kratos Defense & Security Solutions, Inc.†	19,392	1,756,915
Mercury Systems, Inc.†	6,074	470,188
Moog, Inc., Class A	3,283	672,523
National Presto Industries, Inc.	603	64,503
Red Cat Holdings, Inc.†	10,036	112,905
Redwire Corp.†	5,773	45,434
Voyager Technologies, Inc.†	1,506	46,054
		7,236,142
Agriculture — 0.3%
Alico, Inc.	607	21,372
Andersons, Inc.	3,793	175,654
Dole PLC	7,778	99,092
Fresh Del Monte Produce, Inc.	3,917	138,466
Ispire Technology, Inc.†	2,550	4,768
Limoneira Co.	1,943	27,455
Tejon Ranch Co.†	2,560	40,499
Turning Point Brands, Inc.	1,981	178,092
Universal Corp.	2,814	142,613
Vital Farms, Inc.†	4,095	134,521
		962,532
Airlines — 0.3%
Allegiant Travel Co.†	1,696	105,457
Frontier Group Holdings, Inc.†	10,237	39,515
JetBlue Airways Corp.†	38,678	162,448
SkyWest, Inc.†	4,722	474,467
Sun Country Airlines Holdings, Inc.†	6,069	74,527
		856,414
Apparel — 0.6%
Capri Holdings, Ltd.†	13,558	281,328
Carter's, Inc.	4,227	132,728
Ermenegildo Zegna NV	7,379	75,339
Hanesbrands, Inc.†	40,947	270,660
Kontoor Brands, Inc.	6,429	520,235
Lakeland Industries, Inc.	1,041	17,135
Oxford Industries, Inc.	1,678	61,834
Rocky Brands, Inc.	819	23,088
Steven Madden, Ltd.	8,403	284,946
Superior Group of Cos., Inc.	1,270	11,862
Torrid Holdings, Inc.†	2,718	3,397
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	686	$ 19,668
Wolverine World Wide, Inc.	9,377	212,858
		1,915,078
Auto Manufacturers — 0.2%
Blue Bird Corp.†	3,643	182,004
Faraday Future Intelligent Electric, Inc.†	10,119	13,964
Hyliion Holdings Corp.†	14,726	34,901
REV Group, Inc.	5,663	290,342
Wabash National Corp.	4,958	39,763
		560,974
Auto Parts & Equipment — 1.0%
Adient PLC†	9,773	226,636
Aeva Technologies, Inc.†	3,677	60,082
American Axle & Manufacturing Holdings, Inc.†	13,538	83,936
Cooper-Standard Holdings, Inc.†	1,975	59,684
Dana, Inc.	15,451	313,655
Dorman Products, Inc.†	3,221	432,033
Douglas Dynamics, Inc.	2,525	76,331
Fox Factory Holding Corp.†	4,804	106,216
Garrett Motion, Inc.	15,721	266,314
Gentherm, Inc.†	3,624	133,363
Goodyear Tire & Rubber Co.†	30,292	208,712
Holley, Inc.†	6,801	19,519
indie Semiconductor, Inc., Class A†	22,839	122,874
Luminar Technologies, Inc.†	4,573	5,305
Methode Electronics, Inc.	4,163	28,017
Microvast Holdings, Inc.†	23,649	128,887
Miller Industries, Inc.	1,289	51,740
Motorcar Parts of America, Inc.†	1,650	28,149
Phinia, Inc.	4,463	231,674
Solid Power, Inc.†	17,233	108,223
Standard Motor Products, Inc.	2,484	92,231
Strattec Security Corp.†	441	27,060
Titan International, Inc.†	5,881	44,402
Visteon Corp.	3,206	343,555
XPEL, Inc.†	2,818	96,094
		3,294,692
Banks — 8.4%
Mechanics Bancorp †	2,203	29,498
1st Source Corp.	2,197	130,590
ACNB Corp.	1,169	52,815
Alerus Financial Corp.	2,681	56,623
Amalgamated Financial Corp.	2,714	73,984
Amerant Bancorp, Inc.	4,340	72,782
Ameris Bancorp	7,722	553,050
Ames National Corp.	994	20,735
Arrow Financial Corp.	1,968	54,887
Associated Banc-Corp.	19,419	481,009
Atlantic Union Bankshares Corp.	16,641	541,165
BancFirst Corp.	2,436	265,183
Bancorp, Inc.†	5,320	347,768
Bank First Corp.	1,040	127,005
Bank of Hawaii Corp.	4,547	295,237
Bank of Marin Bancorp	1,796	46,247
Bank of N.T. Butterfield & Son, Ltd.	4,934	228,247
Bank7 Corp.	524	21,751
BankUnited, Inc.	8,808	353,025
Bankwell Financial Group, Inc.	811	35,157
Banner Corp.	3,859	233,045
Bar Harbor Bankshares	1,791	52,530
BayCom Corp.	1,198	32,657

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	1,689	$ 13,411
Blue Foundry Bancorp†	2,173	17,906
Blue Ridge Bankshares, Inc.†	7,303	32,717
Bridgewater Bancshares, Inc.†	2,431	40,014
Burke & Herbert Financial Services Corp.	1,592	93,705
Business First Bancshares, Inc.	3,368	82,583
Byline Bancorp, Inc.	3,213	85,916
C & F Financial Corp.	347	23,738
Cadence Bank	17,867	674,301
California Bancorp†	2,546	47,076
Camden National Corp.	1,943	74,125
Capital Bancorp, Inc.	1,434	39,858
Capital City Bank Group, Inc.	1,634	63,563
Carter Bankshares, Inc.†	2,741	46,816
Cathay General Bancorp	7,862	357,328
Cb Financial Services, Inc.	530	17,156
Central Pacific Financial Corp.	3,036	86,556
Chain Bridge Bancorp, Inc.†	266	7,884
Chemung Financial Corp.	473	23,967
ChoiceOne Financial Services, Inc.	1,714	49,089
Citizens & Northern Corp.	1,687	32,660
Citizens Financial Services, Inc.	516	28,272
City Holding Co.	1,613	190,140
Civista Bancshares, Inc.	1,766	38,022
CNB Financial Corp.	3,264	80,294
Coastal Financial Corp.†	1,502	159,963
CoastalSouth Bancshares, Inc.†	212	4,511
Colony Bankcorp, Inc.	1,998	31,948
Community Financial System, Inc.	6,145	340,925
Community Trust Bancorp, Inc.	1,833	93,840
Community West Bancshares	1,913	40,517
ConnectOne Bancorp, Inc.	5,474	131,704
Customers Bancorp, Inc.†	3,440	230,893
CVB Financial Corp.	15,429	283,431
Dime Community Bancshares, Inc.	4,651	122,089
Eagle Bancorp, Inc.	3,406	57,050
Eagle Financial Services, Inc.	522	18,902
Eastern Bankshares, Inc.	22,949	402,296
ECB Bancorp, Inc.†	875	14,026
Enterprise Financial Services Corp.	4,264	223,306
Equity Bancshares, Inc., Class A	1,646	66,679
Esquire Financial Holdings, Inc.	832	78,042
Farmers & Merchants Bancorp, Inc.	1,441	34,440
Farmers National Banc Corp.	4,334	56,255
FB Bancorp, Inc.†	2,028	24,579
FB Financial Corp.	4,722	255,035
Fidelity D&D Bancorp, Inc.	538	23,500
Financial Institutions, Inc.	2,302	65,446
Finwise Bancorp†	1,030	19,766
First Bancorp	4,692	227,750
First Bancorp, Inc.	1,249	30,963
First BanCorp.	18,398	358,577
First Bank	2,576	40,237
First Busey Corp.	9,934	222,124
First Business Financial Services, Inc.	953	48,231
First Commonwealth Financial Corp.	12,090	184,856
First Community Bankshares, Inc.	1,810	58,535
First Community Corp.	841	22,547
First Financial Bancorp	11,120	260,319
First Financial Bankshares, Inc.	15,700	484,973
First Financial Corp.	1,350	71,982
First Foundation, Inc.†	7,429	40,414
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Internet Bancorp	943	$ 16,729
First Interstate BancSystem, Inc., Class A	10,297	321,781
First Merchants Corp.	6,789	240,874
First Mid Bancshares, Inc.	2,436	87,038
First National Corp.	886	19,953
First United Corp.	684	23,619
Firstsun Capital Bancorp†	1,523	51,843
Five Star Bancorp	1,887	67,007
Flagstar Financial, Inc.	35,457	404,919
Franklin Financial Services	477	21,608
Fulton Financial Corp.	21,304	370,050
FVCBankcorp, Inc.	1,801	22,008
German American Bancorp, Inc.	4,285	165,144
Glacier Bancorp, Inc.	14,874	607,603
Great Southern Bancorp, Inc.	1,015	56,535
Hancock Whitney Corp.	10,051	574,013
Hanmi Financial Corp.	3,420	90,288
Hanover Bancorp, Inc.	539	11,163
HarborOne Bancorp, Inc.	4,516	54,644
Hawthorn Bancshares, Inc.	661	19,969
HBT Financial, Inc.	1,472	35,902
Heritage Commerce Corp.	6,986	72,654
Heritage Financial Corp.	3,952	87,695
Hilltop Holdings, Inc.	5,211	168,315
Home BancShares, Inc.	21,986	587,246
Hope Bancorp, Inc.	14,202	148,979
Horizon Bancorp, Inc.	5,097	79,513
Independent Bank Corp.	5,689	382,813
Independent Bank Corp.	2,292	69,264
International Bancshares Corp.	6,364	422,442
Investar Holding Corp.	1,046	24,853
John Marshall Bancorp, Inc.	1,417	27,065
Kearny Financial Corp.	6,681	42,692
Lakeland Financial Corp.	2,970	169,438
Landmark Bancorp, Inc.	516	13,256
LCNB Corp.	1,656	25,436
LINKBANCORP, Inc.	2,541	17,863
Live Oak Bancshares, Inc.	4,122	128,359
Mainstreet Bancshares, Inc.	800	14,840
Mercantile Bank Corp.	1,852	81,210
Merchants Bancorp	3,051	95,161
Meridian Corp.	1,031	14,733
Metrocity Bankshares, Inc.	2,267	58,058
Metropolitan Bank Holding Corp.	1,058	70,114
Mid Penn Bancorp, Inc.	2,360	67,142
Middlefield Banc Corp.	822	26,797
Midland States Bancorp, Inc.	2,367	34,653
MidWestOne Financial Group, Inc.	1,986	73,462
MVB Financial Corp.	1,298	33,203
National Bank Holdings Corp., Class A	4,348	155,050
National Bankshares, Inc.	758	21,702
NB Bancorp, Inc.	4,153	75,045
NBT Bancorp, Inc.	5,865	237,357
NewtekOne, Inc.	2,801	29,130
Nicolet Bankshares, Inc.	1,565	184,889
Northeast Bank	905	78,083
Northeast Community Bancorp, Inc.	1,393	27,359
Northpointe Bancshares, Inc.	1,200	19,020
Northrim BanCorp, Inc.	2,520	55,390
Norwood Financial Corp.	1,055	28,074
Oak Valley Bancorp	771	21,033
OFG Bancorp	5,050	195,233
Ohio Valley Banc Corp.	432	15,120

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old National Bancorp	40,705	$ 831,603
Old Second Bancorp, Inc.	5,104	91,617
Op Bancorp	1,339	17,876
Orange County Bancorp, Inc.	1,246	30,465
Origin Bancorp, Inc.	3,444	119,369
Orrstown Financial Services, Inc.	2,192	72,950
Park National Corp.	1,686	256,592
Parke Bancorp, Inc.	1,187	25,651
Pathward Financial, Inc.	2,724	185,395
Patriot National Bancorp, Inc.†	4,996	5,945
PCB Bancorp	1,234	26,000
Peapack-Gladstone Financial Corp.	1,897	47,994
Peoples Bancorp of North Carolina, Inc.	499	14,686
Peoples Bancorp, Inc.	4,035	115,401
Peoples Financial Services Corp.	1,083	48,237
Pioneer Bancorp, Inc.†	1,340	17,608
Plumas Bancorp	626	25,691
Ponce Financial Group, Inc.†	2,246	31,691
Primis Financial Corp.	2,530	27,539
Princeton Bancorp, Inc.	624	19,394
Provident Bancorp, Inc.†	2,023	25,793
QCR Holdings, Inc.	1,929	143,498
RBB Bancorp	2,012	37,484
Red River Bancshares, Inc.	569	37,588
Renasant Corp.	11,004	370,064
Republic Bancorp, Inc., Class A	979	64,516
Rhinebeck Bancorp, Inc.†	513	5,125
Richmond Mutual Bancorporati	1,035	13,797
S&T Bancorp, Inc.	4,382	160,556
Sb Financial Group, Inc.	675	13,203
Seacoast Banking Corp. of Florida	9,924	300,697
ServisFirst Bancshares, Inc.	6,021	423,096
Shore Bancshares, Inc.	3,576	55,821
Sierra Bancorp	1,479	42,566
Simmons First National Corp., Class A	16,189	281,365
SmartFinancial, Inc.	1,649	57,666
South Plains Financial, Inc.	1,547	56,465
Southern First Bancshares, Inc.†	945	41,429
Southside Bancshares, Inc.	3,240	91,109
SR Bancorp, Inc.	895	13,174
Stellar Bancorp, Inc.	5,452	160,452
Stock Yards Bancorp, Inc.	3,045	197,986
Texas Capital Bancshares, Inc.†	5,310	445,190
Third Coast Bancshares, Inc.†	1,457	53,545
Tompkins Financial Corp.	1,580	100,267
Towne Bank	8,569	278,578
TriCo Bancshares	3,534	156,309
Triumph Financial, Inc.†	2,579	140,452
TrustCo Bank Corp.	2,156	81,303
Trustmark Corp.	6,443	239,808
UMB Financial Corp.	8,424	900,357
Union Bankshares, Inc.	414	9,447
United Bankshares, Inc.	16,521	591,287
United Community Banks, Inc.	14,501	423,429
United Security Bancshare/Ca	1,574	14,426
Unity Bancorp, Inc.	848	38,508
Univest Financial Corp.	3,377	99,149
Valley National Bancorp	56,609	615,340
Virginia National Bankshares Corp.	529	21,044
Walker & Dunlop, Inc.	3,847	307,452
Washington Trust Bancorp, Inc.	2,117	57,667
WesBanco, Inc.	11,146	335,495
Security Description	Shares or Principal Amount	Value

Banks (continued)
West BanCorp, Inc.	1,836	$ 39,052
Westamerica BanCorp	2,755	131,276
Western New England Bancorp	2,090	23,763
		28,333,467
Beverages — 0.1%
BRC, Inc., Class A†	11,053	14,037
MGP Ingredients, Inc.	1,652	39,978
National Beverage Corp.†	2,810	96,299
Vita Coco Co., Inc.†	5,152	212,159
Westrock Coffee Co.†	4,083	18,006
Zevia PBC, Class A†	3,588	8,468
		388,947
Biotechnology — 7.6%
4D Molecular Therapeutics, Inc.†	4,879	56,109
Aardvark Therapeutics, Inc.†	644	6,884
Abeona Therapeutics, Inc.†	4,966	23,886
Absci Corp.†	15,079	64,538
ACADIA Pharmaceuticals, Inc.†	14,402	326,925
ADC Therapeutics SA†	8,234	36,724
ADMA Biologics, Inc.†	26,990	417,805
Akero Therapeutics, Inc.†	8,130	440,646
Aldeyra Therapeutics, Inc.†	6,197	31,419
Allogene Therapeutics, Inc.†	17,238	21,375
Alpha Teknova, Inc.†	1,233	6,473
Altimmune, Inc.†	8,799	35,636
Alumis Inc†	6,287	29,863
Amicus Therapeutics, Inc.†	32,384	292,428
AnaptysBio, Inc.†	2,293	83,878
Anavex Life Sciences Corp.†	9,815	78,226
ANI Pharmaceuticals, Inc.†	2,143	194,156
Annexon, Inc.†	11,640	36,782
Apogee Therapeutics, Inc.†	3,766	213,118
Arbutus Biopharma Corp.†	18,042	85,339
Arcellx, Inc.†	3,987	359,827
Arcturus Therapeutics Holdings, Inc.†	3,051	30,418
Arcus Biosciences, Inc.†	8,119	160,107
Arcutis Biotherapeutics, Inc.†	12,449	315,084
Ardelyx, Inc.†	27,856	168,807
ArriVent Biopharma, Inc.†	2,982	55,853
Arrowhead Pharmaceuticals, Inc.†	14,071	596,470
ARS Pharmaceuticals, Inc.†	6,938	62,165
Astria Therapeutics, Inc.†	4,482	56,608
Atea Pharmaceuticals, Inc.†	9,239	30,027
Atlantic International Corp.†	1,247	3,454
Aura Biosciences, Inc.†	4,788	29,350
Aurinia Pharmaceuticals, Inc.†	13,285	174,963
Avidity Biosciences, Inc.†	11,894	830,796
Axsome Therapeutics, Inc.†	4,720	637,153
Beam Therapeutics, Inc.†	11,135	278,486
Benitec Biopharma, Inc.†	1,645	26,912
Bicara Therapeutics, Inc.†	4,145	67,356
BioAge Labs, Inc.†	2,697	20,416
BioCryst Pharmaceuticals, Inc.†	24,300	177,876
Biohaven, Ltd.†	10,364	178,261
Bridgebio Pharma, Inc.†	18,239	1,142,491
Bright Minds Biosciences, Inc.†	523	28,634
Capricor Therapeutics, Inc.†	4,460	29,035
Cardiff Oncology, Inc.†	7,079	16,636
Cartesian Therapeutics, Inc.†	1,151	9,404
Cartesian Therapeutics, Inc. CVR†(1)	13,211	3,303
Celcuity, Inc.†	3,377	260,569

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc.†	7,602	$ 203,201
CG oncology, Inc.†	6,502	281,342
Chinook Therapeutics, Inc. CVR†(1)	6,629	1,127
Cogent Biosciences, Inc.†	15,315	249,635
Compass Therapeutics, Inc.†	11,557	43,223
Crinetics Pharmaceuticals, Inc.†	10,534	458,229
CRISPR Therapeutics AG†	9,655	617,823
Cullinan Therapeutics, Inc.†	5,810	50,315
Cytek Biosciences, Inc.†	14,187	55,329
Cytokinetics, Inc.†	13,626	866,477
Day One Biopharmaceuticals, Inc.†	8,650	64,356
Denali Therapeutics, Inc.†	15,388	250,517
Design Therapeutics, Inc.†	3,073	20,589
DiaMedica Therapeutics, Inc.†	3,582	25,289
Dianthus Therapeutics, Inc.†	1,972	68,981
Disc Medicine, Inc.†	2,647	228,224
Dynavax Technologies Corp.†	11,638	119,406
Dyne Therapeutics, Inc.†	12,851	290,176
Edgewise Therapeutics, Inc.†	7,621	139,312
Editas Medicine, Inc.†	9,638	29,685
Eledon Pharmaceuticals, Inc.†	6,663	28,784
Emergent BioSolutions, Inc.†	5,893	73,545
Entrada Therapeutics, Inc.†	3,212	22,323
Erasca, Inc.†	20,049	48,519
Esperion Therapeutics, Inc.†	23,999	71,277
Evolus, Inc.†	6,849	44,245
EyePoint Pharmaceuticals, Inc.†	7,000	91,630
Fate Therapeutics, Inc.†	13,065	17,638
Forafric Global PLC†	622	5,810
Geron Corp.†	65,253	82,219
Gossamer Bio, Inc.†	22,627	55,436
Greenwich Lifesciences, Inc.†	820	7,552
GTX, Inc. CVR†(1)	73	0
Humacyte, Inc.†	14,249	23,796
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	9,308	296,553
ImmunityBio, Inc.†	27,392	65,741
Immunome, Inc.†	8,980	144,309
Immunovant, Inc.†	7,769	191,739
Inhibrx Biosciences, Inc.†	1,030	84,110
Inhibrx. Inc. CVR†(1)	3,965	4,639
Inmune Bio, Inc.†	1,412	2,584
Innoviva, Inc.†	7,388	134,462
Intellia Therapeutics, Inc.†	11,426	144,196
Iovance Biotherapeutics, Inc.†	29,888	58,879
Jade Biosciences, Inc.	3,688	36,142
Janux Therapeutics, Inc.†	4,610	132,353
Keros Therapeutics, Inc.†	4,055	61,717
Kodiak Sciences, Inc.†	3,792	68,730
Korro Bio, Inc.†	769	31,460
Krystal Biotech, Inc.†	2,892	571,199
Kura Oncology, Inc.†	9,389	96,425
Kymera Therapeutics, Inc.†	5,834	360,775
Larimar Therapeutics, Inc.†	5,592	21,753
LENZ Therapeutics, Inc.†	1,931	57,389
Lexeo Therapeutics, Inc.†	2,767	27,698
Ligand Pharmaceuticals, Inc.†	2,218	424,326
Liquidia Corp.†	7,577	184,576
Maravai LifeSciences Holdings, Inc., Class A†	11,852	37,215
Maze Therapeutics, Inc.†	2,247	73,949
MBX Biosciences, Inc.†	1,939	42,580
MeiraGTx Holdings PLC†	5,041	45,772
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Metsera, Inc.†	6,271	$ 395,324
Mind Medicine MindMed, Inc.†	8,727	123,923
Mineralys Therapeutics, Inc.†	4,622	188,855
Monopar Therapeutics, Inc.†	381	32,827
Monte Rosa Therapeutics, Inc.†	5,275	67,784
Myriad Genetics, Inc.†	10,548	84,806
NeoGenomics, Inc.†	14,616	142,798
Niagen Bioscience, Inc.†	6,292	47,442
Nkarta, Inc.†	5,058	10,672
Novavax, Inc.†	17,807	149,579
Nurix Therapeutics, Inc.†	9,002	116,486
Nuvalent, Inc., Class A†	5,009	497,494
Nuvation Bio, Inc.†	29,325	153,077
Olema Pharmaceuticals, Inc.†	6,559	58,834
Omeros Corp.†	7,459	54,674
Organogenesis Holdings, Inc.†	8,072	34,306
Oruka Therapeutics, Inc.†	3,268	92,060
Palvella Therapeutics, Inc.†	780	62,275
Perspective Therapeutics, Inc.†	6,789	18,534
Phathom Pharmaceuticals, Inc.†	5,085	68,902
Praxis Precision Medicines, Inc.†	2,424	481,794
Precigen, Inc.†	17,983	74,450
Prime Medicine, Inc.†	8,748	43,215
Protalix BioTherapeutics, Inc.†	7,927	18,787
Protara Therapeutic, Inc.†	3,672	19,021
Prothena Corp. PLC†	4,619	49,654
PTC Therapeutics, Inc.†	9,066	619,298
Puma Biotechnology, Inc.†	4,761	24,281
Rain Oncology, Inc. CVR†(1)	2,002	100
Rapport Therapeutics, Inc.†	2,103	60,840
Recursion Pharmaceuticals, Inc., Class A†	43,150	238,188
REGENXBIO, Inc.†	5,421	69,226
Relay Therapeutics, Inc.†	14,939	106,664
Replimune Group, Inc.†	7,766	75,563
Rezolute, Inc.†	9,040	84,253
Rigel Pharmaceuticals, Inc.†	2,041	64,455
Rocket Pharmaceuticals, Inc.†	9,717	36,633
Sana Biotechnology, Inc.†	15,594	77,190
Savara, Inc.†	13,756	57,087
Scholar Rock Holding Corp.†	9,407	278,635
Septerna, Inc.†	2,476	51,006
Sionna Therapeutics, Inc.†	1,402	53,570
Soleno Therapeutics, Inc.†	4,814	323,308
Solid Biosciences, Inc.†	6,893	37,153
Stoke Therapeutics, Inc.†	5,277	158,521
Syndax Pharmaceuticals, Inc.†	9,712	133,054
Tango Therapeutics, Inc.†	8,601	69,754
Tarsus Pharmaceuticals, Inc.†	4,530	311,709
Taysha Gene Therapies, Inc.†	24,845	123,231
Tectonic Therapeutic, Inc.†	1,249	22,794
Terns Pharmaceuticals, Inc.†	8,704	71,895
Tevogen Bio Holdings, Inc.†	4,067	2,556
TG Therapeutics, Inc.†	16,941	589,208
Theravance Biopharma, Inc.†	4,534	66,468
Third Harmonic Bio, Inc.†(1)	2,512	75
Travere Therapeutics, Inc.†	10,242	360,109
TriSalus Life Sciences, Inc.†	1,814	8,598
Tvardi Therapeutics, Inc.†	521	2,423
Tyra Biosciences, Inc.†	2,738	43,370
Upstream Bio, Inc.†	3,892	100,608
UroGen Pharma, Ltd.†	4,359	89,229
Vera Therapeutics, Inc.†	5,885	167,487
Veracyte, Inc.†	9,143	329,879

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Verastem, Inc.†	5,182	$ 48,970
Vericel Corp.†	5,938	208,186
Vir Biotechnology, Inc.†	10,625	63,325
Viridian Therapeutics, Inc.†	8,102	191,450
Wave Life Sciences, Ltd.†	13,169	119,048
Xencor, Inc.†	7,917	116,459
Xenon Pharmaceuticals, Inc.†	8,812	369,399
XOMA Royalty Corp.†	1,072	35,355
Zenas Biopharma, Inc.†	1,958	61,188
Zevra Therapeutics, Inc. †	6,447	65,630
Zymeworks, Inc.†	5,784	110,388
		25,656,308
Building Materials — 1.5%
NWPX Infrastructure, Inc. †	1,159	69,725
AirJoule Technologies Corp.†	2,443	12,606
American Woodmark Corp.†	1,643	104,708
Apogee Enterprises, Inc.	2,487	91,049
Aspen Aerogels, Inc.†	7,969	64,868
Boise Cascade Co.	4,403	310,367
Gibraltar Industries, Inc.†	3,515	219,301
Griffon Corp.	4,478	331,417
JELD-WEN Holding, Inc.†	10,247	44,472
Knife River Corp.†	6,674	403,510
LSI Industries, Inc.	3,178	72,744
Masterbrand, Inc.†	14,667	185,244
Modine Manufacturing Co.†	6,117	937,186
Smith-Midland Corp.†	310	11,303
SPX Technologies, Inc.†	5,592	1,251,993
Tecnoglass, Inc.	2,816	167,918
Titan America SA	2,764	40,797
UFP Industries, Inc.	7,049	649,424
		4,968,632
Chemicals — 1.5%
AdvanSix, Inc.	3,043	56,569
American Vanguard Corp.†	3,137	14,022
Avient Corp.	10,669	342,155
Balchem Corp.	3,799	582,729
Cabot Corp.	6,330	427,148
Calumet, Inc.†	8,194	160,275
Chemours Co.	17,562	235,155
Codexis, Inc.†	10,014	23,733
Ecovyst, Inc.†	13,515	110,688
H.B. Fuller Co.	6,364	365,103
Hawkins, Inc.	2,274	322,567
Ingevity Corp.†	4,233	227,397
Innospec, Inc.	2,957	217,576
Intrepid Potash, Inc.†	1,245	33,154
Koppers Holdings, Inc.	2,307	65,104
Kronos Worldwide, Inc.	2,463	12,118
Mativ Holdings, Inc.	6,270	66,964
Minerals Technologies, Inc.	3,652	207,251
Oil-Dri Corp. of America	1,163	64,419
Orion SA	6,644	35,213
Perimeter Solutions, Inc.†	16,240	381,802
Quaker Chemical Corp.	1,618	224,724
Rayonier Advanced Materials, Inc.†	7,481	51,993
Rogers Corp.†	2,082	182,258
Sensient Technologies Corp.	4,934	465,227
Stepan Co.	2,531	109,719
Trinseo PLC	3,871	5,652
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Tronox Holdings PLC	14,021	$ 49,073
Valhi, Inc.	273	3,786
		5,043,574
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,358	235,287
Core Natural Resources, Inc.	6,083	480,557
Hallador Energy Co.†	3,709	80,226
NACCO Industries, Inc., Class A	461	19,491
Peabody Energy Corp.	14,279	391,530
Ramaco Resources, Inc., Class A†	3,312	100,552
SunCoke Energy, Inc.	10,052	80,516
Warrior Met Coal, Inc.	6,065	411,450
		1,799,609
Commercial Services — 3.8%
ABM Industries, Inc.	7,225	310,675
Acacia Research Corp.†	4,157	14,425
Adtalem Global Education, Inc.†	4,142	405,999
AirSculpt Technologies, Inc.†	1,478	15,386
Alarm.com Holdings, Inc.†	5,496	270,513
Alight, Inc., Class A	49,876	143,643
Alta Equipment Group, Inc.	2,310	14,137
American Public Education, Inc.†	2,072	69,391
AMN Healthcare Services, Inc.†	4,510	88,802
Arlo Technologies, Inc.†	11,501	222,429
Barrett Business Services, Inc.	2,912	117,849
BrightView Holdings, Inc.†	8,153	100,445
Brink's Co.	4,913	546,129
Cadiz, Inc.†	6,251	33,130
Carriage Services, Inc.	1,677	74,962
Cass Information Systems, Inc.	1,278	50,519
CBIZ, Inc.†	5,724	314,820
Cimpress PLC†	1,758	121,671
CompoSecure, Inc., Class A†	5,167	102,617
CoreCivic, Inc.†	12,552	232,589
Coursera, Inc.†	16,329	137,490
CPI Card Group, Inc.†	768	12,011
CRA International, Inc.	782	148,963
Cross Country Healthcare, Inc.†	3,681	45,129
Custom Truck One Source, Inc.†	6,884	40,547
Deluxe Corp.	5,305	96,073
Distribution Solutions Group, Inc.†	1,188	32,480
Driven Brands Holdings, Inc.†	6,893	98,914
Emerald Holding, Inc.	2,236	9,816
Ennis, Inc.	2,468	40,475
European Wax Center, Inc., Class A†	3,922	15,296
EVERTEC, Inc.	7,579	215,774
First Advantage Corp.†	9,420	118,975
Flywire Corp.†	13,597	181,112
Forrester Research, Inc.†	1,501	10,702
Franklin Covey Co.†	1,360	23,093
GEO Group, Inc.†	15,745	267,193
Graham Holdings Co., Class B	375	379,549
Green Dot Corp., Class A†	6,296	73,097
Hackett Group, Inc.	2,909	52,682
Healthcare Services Group, Inc.†	8,662	154,790
Heidrick & Struggles International, Inc.	2,326	135,769
Herc Holdings, Inc.	3,814	541,779
Hertz Global Holdings, Inc.†	13,923	71,425
HireQuest, Inc.	807	6,884
Huron Consulting Group, Inc.†	1,966	323,289
ICF International, Inc.	2,122	170,354

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Information Services Group, Inc.	4,031	$ 22,211
Insperity, Inc.	4,245	187,289
John Wiley & Sons, Inc., Class A	4,850	178,819
Kelly Services, Inc., Class A	3,543	39,717
Kforce, Inc.	2,103	53,206
KinderCare Learning Cos., Inc.†	3,601	21,246
Korn Ferry	6,032	390,270
Laureate Education, Inc.†	15,019	436,002
Legalzoom.com, Inc.†	13,910	138,683
Lifecore Biomedical, Inc.†	3,151	22,656
Lincoln Educational Services Corp.†	3,561	69,155
MarketWise, Inc.	198	3,362
Marqeta, Inc., Class A†	44,654	202,283
Matthews International Corp., Class A	3,539	82,883
Medifast, Inc.†	1,218	14,640
Mercurity Fintech Holding, Inc.†	3,637	37,970
Mister Car Wash, Inc.†	12,037	67,287
Monro, Inc.	3,462	50,718
National Research Corp.	1,512	20,200
NPK International, Inc.†	9,389	115,485
Payoneer Global, Inc.†	31,815	184,209
Paysafe, Ltd.†	3,868	42,587
Perdoceo Education Corp.	7,250	230,260
Priority Technology Holdings, Inc.†	2,922	20,337
PROG Holdings, Inc.	4,491	129,925
Progyny, Inc.†	8,782	164,311
Quad/Graphics, Inc.	3,500	19,285
RCM Technologies, Inc.†	558	12,890
Remitly Global, Inc.†	19,251	308,786
Repay Holdings Corp.†	9,429	40,450
Resources Connection, Inc.	3,557	15,651
Sezzle, Inc.†	1,879	123,168
SoundThinking, Inc.†	1,259	11,772
Spire Global, Inc.†	3,120	33,946
StoneCo., Ltd., Class A†	29,311	557,202
Strategic Education, Inc.	2,758	209,553
Stride, Inc.†	4,986	339,247
Target Hospitality Corp.†	3,580	27,530
TIC Solutions, Inc.†	19,848	240,756
Transcat, Inc.†	1,081	78,535
TriNet Group, Inc.	3,472	208,320
TrueBlue, Inc.†	3,296	15,623
Udemy, Inc.†	11,562	65,846
Universal Technical Institute, Inc.†	5,437	161,588
Upbound Group, Inc.	6,196	120,078
USCB Financial Holdings, Inc.	1,201	20,729
Verra Mobility Corp.†	18,639	432,611
Vestis Corp.	13,887	72,907
Willdan Group, Inc.†	1,647	155,658
ZipRecruiter, Inc., Class A†	8,005	37,223
		12,888,857
Computers — 2.3%
3D Systems Corp.†	15,271	43,675
ASGN, Inc.†	4,969	222,412
Cantaloupe, Inc.†	6,806	71,871
Conduent, Inc.†	17,611	41,914
Corsair Gaming, Inc.†	5,420	44,173
Cricut, Inc., Class A	5,280	28,037
CSP, Inc.	789	10,525
Diebold Nixdorf, Inc.†	2,939	173,842
D-Wave Quantum, Inc.†	35,864	1,329,120
Security Description	Shares or Principal Amount	Value

Computers (continued)
Grid Dynamics Holdings, Inc.†	7,939	$ 74,150
Insight Enterprises, Inc.†	3,387	338,700
Integral Ad Science Holding Corp.†	8,847	90,328
Maximus, Inc.	6,605	549,008
Mitek Systems, Inc.†	5,159	47,514
NCR Atleos Corp.†	8,547	315,384
NCR Voyix Corp.†	16,114	183,861
NetScout Systems, Inc.†	8,125	225,875
NextNav, Inc.†	10,398	138,813
OneSpan, Inc.	4,277	48,758
PAR Technology Corp.†	4,725	166,982
Qualys, Inc.†	4,265	525,704
Rapid7, Inc.†	7,440	137,714
Rigetti Computing, Inc.†	37,143	1,644,321
Rimini Street, Inc.†	5,966	23,745
Telos Corp.†	5,880	40,337
Tenable Holdings, Inc.†	14,263	413,912
TTEC Holdings, Inc.†	2,698	9,416
Unisys Corp.†	7,449	26,593
V2X, Inc.†	2,260	129,023
Varonis Systems, Inc.†	12,882	453,833
Vuzix Corp.†	7,302	24,462
		7,574,002
Cosmetics/Personal Care — 0.2%
Beauty Health Co.†	13,000	18,590
Edgewell Personal Care Co.	5,124	99,354
Honest Co., Inc.†	10,617	36,204
Interparfums, Inc.	2,157	192,297
Olaplex Holdings, Inc.†	16,046	16,688
Prestige Consumer Healthcare, Inc.†	5,733	347,420
Solesence, Inc.†	2,138	6,991
Waldencast PLC, Class A†	4,836	8,753
		726,297
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	2,265	60,204
EVI Industries, Inc.	625	16,837
G-III Apparel Group, Ltd.†	4,389	117,845
Global Industrial Co.	1,703	48,399
Hudson Technologies, Inc.†	4,638	42,090
MRC Global, Inc.†	9,724	135,650
OPENLANE, Inc.†	12,409	327,846
Resideo Technologies, Inc.†	16,103	689,208
Rush Enterprises, Inc., Class A	7,113	351,453
Rush Enterprises, Inc., Class B	989	51,893
ScanSource, Inc.†	2,401	103,015
ThredUp, Inc., Class A†	10,966	96,391
Titan Machinery, Inc.†	2,389	39,180
VSE Corp.	2,639	476,814
		2,556,825
Diversified Financial Services — 2.7%
Acadian Asset Management, Inc.	3,108	149,495
AlTi Global, Inc.†	5,152	20,299
Artisan Partners Asset Management, Inc., Class A	7,245	316,317
Atlanticus Holdings Corp.†	624	34,389
Bakkt Holdings, Inc.†	1,245	34,449
Better Home & Finance Holding Co.†	558	40,851
BGC Group, Inc., Class A	42,039	384,236
Bread Financial Holdings, Inc.	1,741	109,074
Brookfield Business Corp., Class A	2,621	95,562
Burford Capital, Ltd.	23,643	235,248
Cohen & Steers, Inc.	3,249	221,972

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Columbia Financial, Inc.†	3,080	$ 45,430
Consumer Portfolio Services, Inc.†	1,166	9,794
Dave, Inc.†	1,073	256,790
Diamond Hill Investment Group, Inc.	264	33,884
Enact Holdings, Inc.	3,390	121,091
Encore Capital Group, Inc.†	2,578	107,193
Enova International, Inc.†	2,815	336,590
Federal Agricultural Mtg. Corp., Class C	1,078	171,014
Finance Of America Cos, Inc., Class A†	505	11,110
First Western Financial, Inc.†	917	21,174
Forge Global Holdings, Inc.†	1,165	25,560
GBank Financial Holdings, Inc.†	1,023	37,104
GCM Grosvenor, Inc., Class A	5,144	59,207
International Money Express, Inc.†	2,950	43,925
Jefferson Capital, Inc.	1,059	19,994
LendingClub Corp.†	13,080	227,461
LendingTree, Inc.†	1,321	84,544
loanDepot, Inc., Class A†	10,028	30,285
Marex Group PLC	6,301	191,235
Medallion Financial Corp.	2,092	20,564
Moelis & Co., Class A	5,291	335,079
Navient Corp.	8,259	101,008
Nelnet, Inc., Class A	1,500	193,575
NerdWallet, Inc., Class A†	4,693	54,767
Onity Group, Inc.†	803	30,088
Oportun Financial Corp.†	4,678	24,934
OppFi, Inc.	2,758	26,891
Pagseguro Digital, Ltd., Class A	21,177	203,087
Paysign, Inc.†	3,765	19,446
PennyMac Financial Services, Inc.	3,410	429,012
Perella Weinberg Partners	7,382	137,896
Piper Sandler Cos.	2,041	651,610
PJT Partners, Inc., Class A	2,682	432,097
PRA Group, Inc.†	4,574	62,710
Radian Group, Inc.	15,799	536,218
Regional Management Corp.	1,059	41,672
Resolute Holdings Management, Inc.†	483	35,578
Security National Financial Corp., Class A†	1,757	14,003
Siebert Financial Corp.†	1,608	4,518
Silvercrest Asset Management Group, Inc., Class A	891	12,599
StepStone Group, Inc., Class A	8,129	494,894
StoneX Group, Inc.†	5,361	492,783
SWK Holdings Corp.	426	6,897
Upstart Holdings, Inc.†	9,824	466,836
Velocity Financial, Inc.†	1,144	21,301
Victory Capital Holdings, Inc., Class A	5,165	321,625
Virtus Investment Partners, Inc.	770	125,371
Vroom, Inc.†	122	2,876
Westwood Holdings Group, Inc.	847	14,187
WisdomTree, Inc.	13,948	166,818
World Acceptance Corp.†	303	38,623
		8,994,840
Electric — 2.0%
ALLETE, Inc.	6,813	458,719
Ameresco, Inc., Class A†	3,774	149,148
Avista Corp.	9,298	353,789
Black Hills Corp.	8,485	538,203
Genie Energy, Ltd., Class B	2,418	36,391
Hawaiian Electric Industries, Inc.†	20,220	234,956
MGE Energy, Inc.	4,307	356,921
Northwestern Energy Group, Inc.	7,177	428,252
Security Description	Shares or Principal Amount	Value

Electric (continued)
Oklo, Inc.†	12,636	$ 1,677,682
Ormat Technologies, Inc.	7,127	758,099
Otter Tail Corp.	4,498	347,336
Portland General Electric Co.	12,869	587,856
TXNM Energy, Inc.	11,247	638,830
Unitil Corp.	1,904	92,820
		6,659,002
Electrical Components & Equipment — 1.0%
American Superconductor Corp.†	5,046	298,875
AZZ, Inc.	3,465	345,980
Belden, Inc.	4,623	563,313
Energizer Holdings, Inc.	7,642	177,524
EnerSys	4,488	566,206
Graham Corp.†	1,235	76,928
Insteel Industries, Inc.	2,220	69,353
nLight, Inc.†	5,692	187,893
Novanta, Inc.†	4,213	535,093
Powell Industries, Inc.	1,114	427,096
		3,248,261
Electronics — 2.8%
Advanced Energy Industries, Inc.	4,400	892,012
Allient, Inc.	1,721	94,104
Applied Optoelectronics, Inc.†	6,268	222,890
Atkore, Inc.	3,901	270,144
Atmus Filtration Technologies, Inc.	9,744	443,157
Badger Meter, Inc.	3,463	624,898
Bel Fuse, Inc., Class A	183	25,022
Bel Fuse, Inc., Class B	1,193	183,710
Benchmark Electronics, Inc.	4,226	185,183
CTS Corp.	3,413	141,674
Enovix Corp.†	18,947	227,175
ESCO Technologies, Inc.	3,034	665,872
Evolv Technologies Holdings, Inc.†	13,527	104,699
Itron, Inc.†	5,302	531,950
Kimball Electronics, Inc.†	2,880	83,736
Knowles Corp.†	9,838	232,275
Kopin Corp.†	18,455	63,854
KULR Technology Group, Inc.†	3,749	14,359
Mesa Laboratories, Inc.	634	45,578
MicroVision, Inc.†	27,891	32,633
Mirion Technologies, Inc.†	27,346	803,152
M-Tron Industries, Inc.†	279	15,379
Napco Security Technologies, Inc.	4,095	180,794
Neonode, Inc.†	1,194	3,630
NVE Corp.	511	35,285
OSI Systems, Inc.†	1,871	520,999
Plexus Corp.†	3,136	438,726
Sanmina Corp.†	6,099	835,868
SKYX Platforms Corp.†	6,961	12,251
Standard BioTools, Inc.†	34,679	41,615
TTM Technologies, Inc.†	11,752	789,734
Turtle Beach Corp.†	1,701	28,747
Vicor Corp.†	2,654	240,797
Vishay Intertechnology, Inc.	14,044	238,467
		9,270,369
Energy - Alternate Sources — 0.5%
NEXTracker, Inc., Class A†	16,949	1,715,578
Energy-Alternate Sources — 0.7%
Array Technologies, Inc.†	18,029	156,131
ASP Isotopes, Inc.†	8,953	90,694

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Complete Solaria, Inc.†	6,855	$ 12,339
Eos Energy Enterprises, Inc.†	29,562	473,879
Fluence Energy, Inc.†	8,655	181,755
FutureFuel Corp.	2,570	10,100
Gevo, Inc.†	28,062	65,665
Green Plains, Inc.†	7,510	77,203
Montauk Renewables, Inc.†	8,849	17,963
OPAL Fuels, Inc., Class A†	2,403	5,791
Plug Power, Inc.†	126,796	341,081
REX American Resources Corp.†	3,652	116,974
Shoals Technologies Group, Inc., Class A†	19,245	202,265
Sunrun, Inc.†	24,431	507,188
T1 Energy, Inc.†	12,791	47,582
Verde Clean Fuels, Inc.†	1,046	3,473
XCF Global, Inc.†	2,585	2,279
		2,312,362
Engineering & Construction — 2.7%
908 Devices, Inc.†	3,049	24,331
Arcosa, Inc.	5,667	578,034
Argan, Inc.	1,544	472,788
Bowman Consulting Group, Ltd.†	1,683	72,857
Centuri Holdings, Inc.†	8,228	166,123
Concrete Pumping Holdings, Inc.	2,649	16,927
Construction Partners, Inc., Class A†	5,477	626,295
Dycom Industries, Inc.†	3,272	941,649
Energy Services of America Corp.	1,344	14,730
Exponent, Inc.	5,991	424,223
Fluor Corp.†	19,144	933,653
Frontdoor, Inc.†	8,683	576,812
Granite Construction, Inc.	5,109	525,767
Great Lakes Dredge & Dock Corp.†	7,985	90,630
IES Holdings, Inc.†	1,054	413,041
Latham Group, Inc.†	5,263	38,157
Limbach Holdings, Inc.†	1,194	112,809
Mistras Group, Inc.†	1,871	17,849
MYR Group, Inc.†	1,800	391,860
Orion Group Holdings, Inc.†	4,366	47,022
Primoris Services Corp.	6,315	893,699
Southland Holdings, Inc.†	1,266	5,659
Sterling Infrastructure, Inc.†	3,463	1,308,668
TSS, Inc.†	2,075	42,039
Tutor Perini Corp.†	5,196	350,003
Uniti Group, Inc.†	17,009	97,972
		9,183,597
Entertainment — 1.0%
Accel Entertainment, Inc.†	6,355	64,757
AMC Entertainment Holdings, Inc., Class A†	49,663	128,627
Atlanta Braves Holdings, Inc., Class A†	838	36,151
Atlanta Braves Holdings, Inc., Class C†	5,396	219,725
Bally's Corp.†	834	15,187
Brightstar Lottery PLC	13,212	220,112
Cinemark Holdings, Inc.	12,131	327,658
Golden Entertainment, Inc.	2,296	46,379
IMAX Corp.†	4,997	162,353
Inspired Entertainment, Inc.†	2,988	22,559
Lionsgate Studios Corp.†	23,933	153,889
Madison Square Garden Entertainment Corp.†	4,610	203,578
Marriott Vacations Worldwide Corp.	3,252	214,567
Monarch Casino & Resort, Inc.	1,497	134,835
Pursuit Attractions & Hospitality, Inc.†	2,516	89,268
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
RCI Hospitality Holdings, Inc.	1,031	$ 25,682
Red Rock Resorts, Inc., Class A	5,648	301,095
Reservoir Media, Inc.†	2,314	17,586
Rush Street Interactive, Inc.†	10,273	174,230
Six Flags Entertainment Corp.†	11,162	256,503
Starz Entertainment Corp.†	1,554	16,333
Super Group SGHC, Ltd.	18,512	199,930
United Parks & Resorts, Inc.†	3,152	152,557
Webtoon Entertainment, Inc.†	2,080	36,462
		3,220,023
Environmental Control — 0.4%
Arq, Inc.†	3,763	24,986
Casella Waste Systems, Inc., Class A†	7,318	648,155
CECO Environmental Corp.†	3,332	162,902
Energy Recovery, Inc.†	6,249	106,921
Enviri Corp.†	8,953	109,316
Montrose Environmental Group, Inc.†	3,831	99,146
Perma-Fix Environmental Services, Inc.†	1,913	26,189
Pure Cycle Corp.†	2,365	26,039
PureCycle Technologies, Inc.†	15,040	174,163
		1,377,817
Food — 0.9%
Marzetti Company	2,333	365,791
B&G Foods, Inc.	9,033	36,132
Beyond Meat, Inc.†	8,374	13,859
Calavo Growers, Inc.	1,941	43,110
Cal-Maine Foods, Inc.	5,360	470,608
Chefs' Warehouse, Inc.†	4,239	250,101
Grocery Outlet Holding Corp.†	11,178	152,132
Hain Celestial Group, Inc.†	10,055	11,664
HF Foods Group, Inc.†	4,854	10,485
Ingles Markets, Inc., Class A	1,712	118,299
J&J Snack Foods Corp.	1,824	154,401
John B. Sanfilippo & Son, Inc.	898	56,376
Lifeway Foods, Inc.†	595	14,274
Mama's Creations, Inc.†	4,061	43,006
Mission Produce, Inc.†	5,170	59,558
Nathan's Famous, Inc.	319	33,760
Natural Grocers by Vitamin Cottage, Inc.	1,542	49,483
Seneca Foods Corp., Class A†	540	58,231
Simply Good Foods Co.†	10,802	211,395
SunOpta, Inc.†	11,445	59,743
Tootsie Roll Industries, Inc.	2,078	73,333
TreeHouse Foods, Inc.†	5,898	107,344
United Natural Foods, Inc.†	6,995	263,362
Utz Brands, Inc.	8,476	89,252
Village Super Market, Inc., Class A	1,070	33,566
Weis Markets, Inc.	1,927	122,056
		2,901,321
Forest Products & Paper — 0.1%
Magnera Corp.†	3,785	34,406
Sylvamo Corp.	4,081	165,688
		200,094
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	14,060	637,059
Chesapeake Utilities Corp.	2,669	339,710
New Jersey Resources Corp.	11,792	522,386
Northwest Natural Holding Co.	4,782	217,724
ONE Gas, Inc.	6,991	560,608
RGC Resources, Inc.	934	19,343

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Southwest Gas Holdings, Inc.	7,557	$ 600,782
Spire, Inc.	6,806	588,038
		3,485,650
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	3,340	141,816
Enerpac Tool Group Corp.	6,392	262,328
Franklin Electric Co., Inc.	4,649	440,586
Kennametal, Inc.	8,989	197,308
Luxfer Holdings PLC	3,265	39,833
		1,081,871
Healthcare-Products — 3.4%
10X Genomics, Inc., Class A†	12,747	173,869
Accuray, Inc.†	12,054	16,996
Adaptive Biotechnologies Corp.†	17,389	301,873
Alphatec Holdings, Inc.†	13,427	254,979
AngioDynamics, Inc.†	4,468	53,750
Anteris Technologies Global Corp.†	3,695	16,591
Artivion, Inc.†	4,503	204,301
AtriCure, Inc.†	5,700	196,935
Avanos Medical, Inc.†	5,192	57,683
Avita Medical, Inc.†	1,616	6,254
Axogen, Inc.†	5,220	115,988
Azenta, Inc.†	4,648	140,370
Beta Bionics, Inc.†	4,466	121,565
BioLife Solutions, Inc.†	4,453	124,105
Bioventus, Inc., Class A†	5,667	37,119
Butterfly Network, Inc.†	21,837	58,742
CareDx, Inc.†	6,459	96,885
Castle Biosciences, Inc.†	3,291	83,920
Ceribell, Inc.†	2,833	32,296
Cerus Corp.†	20,732	30,476
ClearPoint Neuro, Inc.†	2,962	68,778
CONMED Corp.	3,682	162,008
CVRx, Inc.†	1,847	18,821
Delcath Systems, Inc.†	3,425	33,668
Electromed, Inc.†	784	18,863
Embecta Corp.	6,953	92,753
Enovis Corp.†	6,606	206,371
Glaukos Corp.†	6,522	574,393
GRAIL, Inc.†	3,612	332,051
Guardant Health, Inc.†	13,830	1,286,467
Haemonetics Corp.†	5,579	279,006
ICU Medical, Inc.†	2,821	338,774
Inogen, Inc.†	2,678	22,067
Integer Holdings Corp.†	4,019	259,507
Integra LifeSciences Holdings Corp.†	7,573	90,952
iRadimed Corp.	956	73,430
iRhythm Technologies, Inc.†	3,720	696,756
Kestra Medical Technologies, Ltd.†	1,495	40,933
KORU Medical Systems, Inc.†	4,828	19,119
Lantheus Holdings, Inc.†	7,928	457,366
LeMaitre Vascular, Inc.	2,454	212,541
Lensar, Inc.†	1,070	13,161
LivaNova PLC†	6,320	332,622
Lucid Diagnostics, Inc.†	7,870	9,523
MaxCyte, Inc.†	12,902	19,869
Merit Medical Systems, Inc.†	6,823	597,285
MiMedx Group, Inc.†	13,233	101,232
Myomo, Inc.†	3,701	3,427
Neogen Corp.†	25,003	154,269
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NeuroPace, Inc.†	2,734	$ 27,176
Novocure, Ltd.†	11,599	148,583
OmniAb, Inc.†	8,799	13,638
Omnicell, Inc.†	5,502	184,702
OraSure Technologies, Inc.†	9,116	24,978
Orthofix Medical, Inc.†	4,636	71,580
OrthoPediatrics Corp.†	2,050	34,522
Outset Medical, Inc.†	2,015	26,437
Pacific Biosciences of California, Inc.†	33,229	77,756
PROCEPT BioRobotics Corp.†	6,083	207,004
Pulmonx Corp.†	4,702	9,404
Pulse Biosciences, Inc.†	2,167	36,687
Quanterix Corp.†	4,981	26,599
Quantum-Si, Inc.†	18,524	39,827
QuidelOrtho Corp.†	7,866	212,303
RxSight, Inc.†	4,407	38,738
Sanara Medtech, Inc.†	345	10,108
SANUWAVE Health, Inc.†	797	23,065
Semler Scientific, Inc.†	1,385	36,647
Shoulder Innovations, Inc.†	377	4,418
SI-BONE, Inc.†	4,516	66,972
STAAR Surgical Co.†	5,908	152,840
Stereotaxis, Inc.†	6,634	19,305
Surmodics, Inc.†	1,641	45,021
Tactile Systems Technology, Inc.†	2,717	40,945
Tandem Diabetes Care, Inc.†	7,825	109,550
TransMedics Group, Inc.†	3,878	510,112
Treace Medical Concepts, Inc.†	5,677	36,276
Twist Bioscience Corp.†	6,974	229,375
UFP Technologies, Inc.†	889	171,257
Utah Medical Products, Inc.	305	17,720
Varex Imaging Corp.†	4,951	57,877
		11,352,131
Healthcare-Services — 2.2%
Strata Critical Medical, Inc. †	7,865	39,561
Addus HomeCare Corp.†	2,136	249,677
agilon health, Inc.†	35,507	28,281
Ardent Health, Inc.†	2,635	38,366
Astrana Health, Inc.†	4,637	144,721
Aveanna Healthcare Holdings, Inc.†	5,770	52,219
BrightSpring Health Services, Inc.†	12,398	409,754
Brookdale Senior Living, Inc.†	26,718	247,676
Clover Health Investments Corp.†	47,840	168,875
Community Health Systems, Inc.†	14,742	57,199
Concentra Group Holdings Parent, Inc.	13,469	268,303
CorVel Corp.†	3,434	253,944
DocGo, Inc.†	11,538	12,576
Enhabit, Inc.†	5,633	45,796
Ensign Group, Inc.	6,555	1,180,556
Fortrea Holdings, Inc.†	10,702	111,943
Fulgent Genetics, Inc.†	2,473	55,519
GeneDx Holdings Corp.†	2,178	298,190
Ginkgo Bioworks Holdings, Inc.†	4,684	60,845
HealthEquity, Inc.†	9,958	941,828
Innovage Holding Corp.†	2,153	9,667
Joint Corp.†	1,714	13,523
LifeStance Health Group, Inc.†	15,642	76,646
Nano-X Imaging, Ltd.†	7,305	26,517
National HealthCare Corp.	1,506	179,877
Neuronetics, Inc.†	4,111	10,894
Oncology Institute, Inc.†	6,710	29,927
OPKO Health, Inc.†	45,892	62,413

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Oscar Health, Inc., Class A†	22,599	$ 406,782
PACS Group, Inc.†	5,292	63,927
Pediatrix Medical Group, Inc. †	9,774	165,865
Pennant Group, Inc.†	3,981	98,450
Personalis, Inc.†	5,701	54,958
Privia Health Group, Inc.†	13,418	326,057
RadNet, Inc.†	7,967	605,412
SBC Medical Group Holdings, Inc.†	645	2,103
Select Medical Holdings Corp.	13,235	183,040
Sonida Senior Living, Inc.†	627	16,239
Surgery Partners, Inc.†	8,985	197,041
Teladoc Health, Inc.†	20,362	175,724
U.S. Physical Therapy, Inc.	1,767	152,439
Viemed Healthcare, Inc.†	3,879	25,058
		7,548,388
Home Builders — 1.6%
Beazer Homes USA, Inc.†	3,167	70,941
Cavco Industries, Inc.†	891	472,052
Century Communities, Inc.	3,005	178,497
Champion Homes, Inc.†	6,664	454,685
Dream Finders Homes, Inc., Class A†	3,541	70,112
Forestar Group, Inc.†	2,344	60,968
Green Brick Partners, Inc.†	3,618	234,229
Hovnanian Enterprises, Inc., Class A†	570	68,531
Installed Building Products, Inc.	2,735	678,909
KB Home	7,746	483,505
LCI Industries	2,907	300,846
LGI Homes, Inc.†	2,483	101,331
M/I Homes, Inc.†	3,044	381,078
Meritage Homes Corp.	8,256	557,775
Taylor Morrison Home Corp.†	11,334	671,766
Tri Pointe Homes, Inc.†	9,986	318,054
Winnebago Industries, Inc.	3,210	121,049
		5,224,328
Home Furnishings — 0.2%
Arhaus, Inc.†	5,942	59,539
Daktronics, Inc.†	4,635	87,092
Ethan Allen Interiors, Inc.	2,691	65,041
Flexsteel Industries, Inc.	471	16,104
Hamilton Beach Brands Holding Co., Class A	937	13,184
Leggett & Platt, Inc.	15,845	147,992
Lovesac Co.†	1,559	21,623
MillerKnoll, Inc.	7,814	122,055
Sleep Number Corp.†	2,429	13,360
Sonos, Inc.†	13,631	234,044
Traeger, Inc.†	4,945	4,549
Xperi, Inc.†	5,032	33,815
		818,398
Household Products/Wares — 0.2%
ACCO Brands Corp.	10,545	39,649
Acme United Corp.	378	14,368
Central Garden & Pet Co.†	1,046	32,081
Central Garden & Pet Co., Class A†	5,985	166,443
Helen of Troy, Ltd.†	2,713	50,543
Quanex Building Products Corp.	5,487	77,970
Spectrum Brands Holdings, Inc.	2,740	147,631
WD-40 Co.	1,600	310,848
		839,533
Security Description	Shares or Principal Amount	Value

Insurance — 2.0%
Abacus Global Management, Inc.†	4,387	$ 22,023
Ambac Financial Group, Inc.†	5,126	42,084
American Coastal Insurance Corp.	2,734	32,371
American Integrity Insurance Group, Inc.†	635	15,132
AMERISAFE, Inc.	2,122	85,050
Aspen Insurance Holdings, Ltd., Class A Class A†	1,635	60,086
Ategrity Specialty Holdings LLC†	344	6,684
Baldwin Insurance Group, Inc.†	8,154	180,203
Bowhead Specialty Holdings, Inc.†	1,831	43,871
Citizens, Inc.†	5,141	28,635
CNO Financial Group, Inc.	11,230	449,425
Crawford & Co., Class A	2,024	21,920
Donegal Group, Inc., Class A	1,946	36,488
eHealth, Inc.†	3,272	16,982
Employers Holdings, Inc.	2,797	106,650
Essent Group, Ltd.	11,381	689,347
F&G Annuities & Life, Inc.	2,513	74,510
Fidelis Insurance Holdings, Ltd.	6,746	121,293
Genworth Financial, Inc.,†	47,929	404,521
GoHealth, Inc., Class A†	515	2,039
Goosehead Insurance, Inc., Class A	2,847	195,503
Greenlight Capital Re, Ltd., Class A†	3,073	37,245
Hamilton Insurance Group, Ltd., Class B†	5,116	121,096
HCI Group, Inc.	1,207	246,240
Heritage Insurance Holdings, Inc.†	2,722	64,321
Hippo Holdings, Inc.†	2,122	78,047
Horace Mann Educators Corp.	4,725	211,255
Investors Title Co.	175	45,253
James River Group Holdings, Ltd.	4,242	21,634
Kestrel Group, Ltd.†	315	6,250
Kingstone Cos, Inc.	1,257	18,327
Kingsway Financial Services, Inc.†	2,351	33,478
Lemonade, Inc.†	6,459	388,057
MBIA, Inc.†	5,471	37,367
Mercury General Corp.	3,135	242,335
NI Holdings, Inc.†	883	11,656
NMI Holdings, Inc.†	8,933	325,429
Palomar Holdings, Inc.†	3,077	350,809
ProAssurance Corp.†	6,011	143,963
Root, Inc., Class A†	1,361	109,588
Safety Insurance Group, Inc.	1,740	119,590
Selective Insurance Group, Inc.	7,098	534,763
Selectquote, Inc.†	15,363	31,955
Skyward Specialty Insurance Group, Inc.†	4,145	188,971
Slide Insurance Holdings, Inc.†	2,431	38,872
Stewart Information Services Corp.	3,227	220,307
Tiptree, Inc.	2,603	46,099
Trupanion, Inc.†	4,296	171,797
United Fire Group, Inc.	2,477	74,880
Universal Insurance Holdings, Inc.	3,021	93,107
		6,647,508
Internet — 1.6%
Bed Bath & Beyond, Inc. †	6,542	50,439
1-800-Flowers.com, Inc., Class A†	3,127	11,257
Angi, Inc.†	4,887	64,851
Arena Group Holdings, Inc.†	1,467	8,171
AudioEye, Inc.†	985	15,139
Backblaze, Inc., Class A†	6,437	66,365
BARK, Inc.†	12,134	11,015
Bumble, Inc., Class A†	8,755	48,590
Cargurus, Inc.†	9,602	337,222

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Cars.com, Inc.†	6,849	$ 73,558
Cogent Communications Holdings, Inc.	5,306	218,873
Crexendo, Inc.†	1,644	10,637
Entravision Communications Corp., Class A	7,941	16,438
ePlus, Inc.	3,055	223,504
Eventbrite, Inc., Class A†	8,181	18,898
EverQuote, Inc., Class A†	3,245	69,897
Figs, Inc., Class A†	10,541	78,636
fuboTV, Inc.†	39,487	149,261
Gaia, Inc.†	1,937	9,666
Gambling.com Group, Ltd.†	2,018	14,388
Getty Images Holdings, Inc.†	12,575	23,641
Grindr, Inc.†	3,867	53,597
Groupon, Inc.†	2,994	60,269
HealthStream, Inc.	2,899	71,315
Hims & Hers Health, Inc.†	22,123	1,005,712
Lands' End, Inc.†	1,353	21,296
LifeMD, Inc.†	4,409	26,057
Liquidity Services, Inc.†	2,769	66,290
Magnite, Inc.†	16,335	292,070
MediaAlpha, Inc., Class A†	4,050	51,638
Nerdy, Inc.†	6,572	6,506
Newsmax, Inc.†	1,158	11,580
Nextdoor Holdings, Inc.†	25,597	49,914
Open Lending Corp.†	12,336	23,438
OptimizeRx Corp.†	1,652	33,849
Q2 Holdings, Inc.†	7,261	448,439
QuinStreet, Inc.†	6,459	95,529
RealReal, Inc.†	11,188	136,605
Revolve Group, Inc.†	4,766	105,424
Rumble, Inc.†	12,488	85,668
Serve Robotics, Inc.†	5,603	74,128
Shutterstock, Inc.	2,903	72,662
Sprinklr, Inc., Class A†	12,927	99,796
Stitch Fix, Inc., Class A†	12,904	54,068
Travelzoo†	722	6,079
Triller Group, Inc.†	11,715	6,719
TripAdvisor, Inc.†	13,481	216,505
TrueCar, Inc.†	8,933	19,653
Tucows, Inc., Class A†	713	13,661
Upwork, Inc.†	14,296	227,878
Vivid Seats, Inc.†	374	4,641
Yelp, Inc.†	7,167	236,368
Ziff Davis, Inc.†	4,810	163,059
		5,360,859
Investment Companies — 1.6%
Bit Digital, Inc.†	37,402	136,891
Bitdeer Technologies Group†	10,315	228,993
Cannae Holdings, Inc.	6,529	116,739
Cipher Mining, Inc.†	30,936	576,956
Cleanspark, Inc.†	32,375	576,275
Compass Diversified Holdings	7,986	50,951
Core Scientific, Inc.†	33,175	714,589
FTAI Infrastructure, Inc.	12,495	66,723
HA Sustainable Infrastructure Capital, Inc.	13,994	387,774
Hut 8 Corp.†	10,965	555,487
MARA Holdings, Inc.†	43,376	792,480
Riot Platforms, Inc.†	40,396	799,033
Terawulf, Inc.†	33,016	511,748
		5,514,639
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.2%
Commercial Metals Co.	13,234	$ 785,570
Friedman Industries, Inc.	756	16,058
		801,628
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,179	245,832
American Outdoor Brands, Inc.†	1,397	9,597
Escalade, Inc.	1,135	13,064
Global Business Travel Group I†	11,136	87,529
Johnson Outdoors, Inc., Class A	617	25,130
Life Time Group Holdings, Inc.†	15,842	391,773
Lindblad Expeditions Holdings, Inc.†	4,370	52,702
Livewire Group, Inc.†	4,176	22,885
Malibu Boats, Inc., Class A†	2,040	56,855
Marine Products Corp.	993	8,391
MasterCraft Boat Holdings, Inc.†	1,873	37,572
OneSpaWorld Holdings, Ltd.	11,008	256,156
Peloton Interactive, Inc., Class A†	43,713	317,356
Polaris, Inc.	6,201	409,886
Sabre Corp.†	43,037	88,011
Topgolf Callaway Brands Corp.†	15,704	147,775
Xponential Fitness, Inc., Class A†	3,137	21,081
		2,191,595
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	6,732	279,041
Marcus Corp.	2,845	40,968
		320,009
Machinery-Construction & Mining — 1.4%
Astec Industries, Inc.	2,723	126,701
Bloom Energy Corp., Class A†	24,976	3,300,828
Hyster-Yale, Inc.	1,385	49,777
Lightbridge Corp.†	2,444	65,573
Manitowoc Co., Inc.†	4,229	43,009
NANO Nuclear Energy, Inc.†	3,682	175,042
Net Power, Inc.†	3,861	14,749
NuScale Power Corp.†	14,790	663,627
Terex Corp.	7,525	346,301
		4,785,607
Machinery-Diversified — 1.8%
Aebi Schmidt Holding AG	4,371	48,737
Alamo Group, Inc.	1,211	216,430
Albany International Corp., Class A	3,528	199,614
Cactus, Inc., Class A	7,999	353,316
Chart Industries, Inc.†	5,279	1,053,794
Columbus McKinnon Corp.	3,374	54,760
CSW Industrials, Inc.	1,902	476,299
DXP Enterprises, Inc.†	1,509	180,552
Eastman Kodak Co.†	7,387	46,833
Gencor Industries, Inc.†	1,164	15,819
Gorman-Rupp Co.	2,447	110,041
Ichor Holdings, Ltd.†	3,985	90,380
Kadant, Inc.	1,367	378,194
Lindsay Corp.	1,258	139,940
Mueller Water Products, Inc., Class A	18,204	467,115
Palladyne AI Corp.†	2,903	24,298
Power Solutions International, Inc.†	780	66,783
Pro-Dex, Inc.†	240	8,698
Richtech Robotics, Inc.†	7,863	37,900
Tennant Co.	2,144	171,520
Thermon Group Holdings, Inc.†	3,874	111,300

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Watts Water Technologies, Inc., Class A	3,181	$ 867,140
Zurn Elkay Water Solutions Corp.	17,544	826,498
		5,945,961
Media — 0.4%
Altice USA, Inc., Class A†	31,057	69,257
AMC Networks, Inc., Class A†	3,742	28,364
Cable One, Inc.	606	90,021
CuriosityStream, Inc.	3,634	15,772
E.W. Scripps Co., Class A†	6,936	16,855
Gannett Co., Inc.†	15,967	84,625
Gray Media, Inc.	10,224	46,724
iHeartMedia, Inc., Class A†	13,618	40,445
Liberty Latin America, Ltd., Class A†	3,558	27,752
Liberty Latin America, Ltd., Class C†	14,667	116,016
Scholastic Corp.	2,445	70,098
Sinclair, Inc.	4,631	63,259
Sphere Entertainment Co.†	3,181	217,835
TEGNA, Inc.	18,770	369,206
Thryv Holdings, Inc.†	4,383	33,793
Value Line, Inc.	110	4,033
WideOpenWest, Inc.†	5,701	29,246
		1,323,301
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	904	10,993
Eastern Co.	653	13,941
Helios Technologies, Inc.	3,839	212,527
Hillman Solutions Corp.†	22,921	211,332
Janus International Group, Inc.†	16,069	154,262
L.B. Foster Co., Class A†	1,167	31,976
Mayville Engineering Co., Inc.†	1,774	31,613
Metallus, Inc.†	4,369	76,851
Olympic Steel, Inc.	1,116	41,292
Omega Flex, Inc.	401	11,088
Park-Ohio Holdings Corp.	1,186	24,467
Proto Labs, Inc.†	2,697	134,203
Ryerson Holding Corp.	3,194	70,460
Standex International Corp.	1,415	330,020
Tredegar Corp.†	3,035	20,972
Worthington Enterprises, Inc.	3,635	203,887
Worthington Steel, Inc.	3,854	123,289
Xometry, Inc., Class A†	5,067	246,712
		1,949,885
Mining — 2.0%
American Battery Technology Co.†	10,553	54,137
Caledonia Mining Corp. PLC	1,968	55,340
Centrus Energy Corp., Class A†	1,835	674,289
Century Aluminum Co.†	6,109	180,948
Coeur Mining, Inc.†	74,398	1,277,414
Compass Minerals International, Inc.†	4,132	71,649
Constellium SE†	16,542	260,206
Contango ORE, Inc.†	971	20,838
Critical Metals Corp.†	3,677	47,580
Dakota Gold Corp.†	10,424	42,530
Encore Energy Corp.†	21,924	67,745
Energy Fuels, Inc.†	24,967	512,073
Ferroglobe PLC	14,353	69,612
Hecla Mining Co.	69,497	894,426
Idaho Strategic Resources, Inc.†	1,427	47,177
Ivanhoe Electric, Inc.†	9,765	144,424
Kaiser Aluminum Corp.	1,864	168,748
Security Description	Shares or Principal Amount	Value

Mining (continued)
Lifezone Metals, Ltd.†	3,155	$ 15,680
NioCorp Developments, Ltd.†	7,961	58,672
Novagold Resources, Inc.†	35,016	290,283
Perpetua Resources Corp.†	8,821	211,969
SSR Mining, Inc.†	23,765	536,138
United States Antimony Corp.†	11,037	89,069
United States Lime & Minerals, Inc.	1,256	147,228
Uranium Energy Corp.†	49,667	751,462
US Gold Corp.†	1,252	19,181
US Goldmining, Inc.†	355	4,100
Vox Royalty Corp.	4,647	19,843
		6,732,761
Miscellaneous Manufacturing — 1.5%
Byrna Technologies, Inc.†	2,068	41,877
Core Molding Technologies, Inc.†	1,084	19,414
Enpro, Inc.	2,467	572,369
Fabrinet†	4,198	1,849,513
Federal Signal Corp.	7,011	827,508
Hillenbrand, Inc.	8,102	256,023
JBT Marel Corp.	6,097	768,832
LSB Industries, Inc.†	6,440	54,289
Materion Corp.	2,415	276,832
Myers Industries, Inc.	4,384	75,975
NL Industries, Inc.	1,151	6,964
Outdoor Holding Co.†	10,304	16,486
Park Aerospace Corp.	2,115	40,523
Sight Sciences, Inc.†	4,696	23,762
Smith & Wesson Brands, Inc.	5,343	51,213
Sturm Ruger & Co., Inc.	1,874	79,476
Trinity Industries, Inc.	9,413	257,634
		5,218,690
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,361	144,557
Office Furnishings — 0.2%
CompX International, Inc.	173	3,891
HNI Corp.	5,203	212,907
Interface, Inc.	6,856	170,714
Steelcase, Inc., Class A	9,919	158,307
Virco Mfg. Corp.	1,275	9,333
		555,152
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	12,968	128,124
Xerox Holdings Corp.	14,017	46,536
		174,660
Oil & Gas — 2.1%
Berry Corp.	8,665	29,201
BKV Corp.†	2,055	48,477
Borr Drilling, Ltd.	28,763	89,165
California Resources Corp.	7,955	375,237
CNX Resources Corp.†	15,969	537,517
Comstock Resources, Inc.†	8,489	159,169
Crescent Energy Co., Class A	20,748	174,906
CVR Energy, Inc.†	3,615	128,658
Delek US Holdings, Inc.	6,904	260,695
Diversified Energy Co. PLC	6,672	84,401
Empire Petroleum Corp.†	1,951	5,873
Epsilon Energy, Ltd.	2,189	10,507
Evolution Petroleum Corp.	3,612	15,821
Granite Ridge Resources, Inc.	6,570	34,690

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Gulfport Energy Corp.†	1,837	$ 341,700
Helmerich & Payne, Inc.	11,170	293,324
HighPeak Energy, Inc.	2,215	14,730
Infinity Natural Resources, Inc., Class A†	1,675	19,229
Kolibri Global Energy, Inc.†	4,010	17,524
Kosmos Energy, Ltd.†	53,842	84,532
Magnolia Oil & Gas Corp., Class A	21,742	488,325
Murphy Oil Corp.	15,775	446,432
Nabors Industries, Ltd.†	1,767	85,735
NextNRG, Inc.†	1,993	3,966
Noble Corp. PLC	14,639	429,655
Northern Oil & Gas, Inc.	11,180	247,413
Par Pacific Holdings, Inc.†	5,867	234,563
Patterson-UTI Energy, Inc.	40,886	256,355
PBF Energy, Inc., Class A	9,781	334,217
Prairie Operating Co.†	2,456	5,035
PrimeEnergy Resources Corp.†	38	5,139
Riley Exploration Permian, Inc.	1,499	39,004
Sable Offshore Corp.†	8,938	93,491
SandRidge Energy, Inc.	4,213	50,177
Seadrill, Ltd.†	7,279	229,725
SM Energy Co.	13,318	278,213
Talos Energy, Inc.†	14,024	137,575
Transocean, Ltd.†	99,247	381,108
VAALCO Energy, Inc.	12,446	48,913
Valaris, Ltd.†	7,436	417,308
Vital Energy, Inc.†	3,546	55,708
Vitesse Energy, Inc.	3,417	74,320
W&T Offshore, Inc.	11,605	24,370
		7,092,103
Oil & Gas Services — 1.0%
Archrock, Inc.	19,299	487,686
Atlas Energy Solutions, Inc.	9,163	113,438
Bristow Group, Inc.†	3,382	137,648
Core Laboratories, Inc.	5,532	88,180
DMC Global, Inc.†	2,437	19,642
DNOW, Inc.†	11,931	175,386
Expro Group Holdings NV†	12,276	166,708
Flotek Industries, Inc.†	1,620	28,042
Flowco Holdings, Inc., Class A	2,142	34,701
Forum Energy Technologies, Inc.†	1,327	35,537
Helix Energy Solutions Group, Inc.†	15,917	106,962
Innovex International, Inc.†	4,605	92,422
Kodiak Gas Services, Inc.	7,819	288,365
Liberty Energy, Inc.	18,367	332,626
Mammoth Energy Services, Inc.†	2,749	5,608
Matrix Service Co.†	3,044	45,721
National Energy Services Reunited Corp.†	7,263	91,659
Natural Gas Services Group, Inc.	1,213	33,770
Oceaneering International, Inc.†	10,952	255,072
Oil States International, Inc.†	6,697	39,981
ProFrac Holding Corp., Class A†	1,400	7,658
ProPetro Holding Corp.†	9,107	94,531
Ranger Energy Services, Inc., Class A	2,114	29,046
RPC, Inc.	10,210	53,092
SEACOR Marine Holdings, Inc.†	2,759	17,547
Select Water Solutions, Inc.	10,756	124,339
Solaris Energy Infrastructure, Inc.	4,275	227,558
TETRA Technologies, Inc.†	14,699	103,775
Tidewater, Inc.†	5,727	289,729
		3,526,429
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	16,766	$ 59,855
Clearwater Paper Corp.†	1,836	32,405
Greif, Inc., Class A	2,979	169,475
Greif, Inc., Class B	580	34,191
Karat Packaging, Inc.	792	19,024
O-I Glass, Inc.†	17,862	201,662
Ranpak Holdings Corp.†	5,796	30,719
TriMas Corp.	3,762	133,664
		680,995
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.†	10,320	26,006
Actuate Therapeutics, Inc.†	672	4,476
AdaptHealth Corp.†	11,887	106,864
Aduro Biotech Holding, Inc. CVR†(1)	1,482	370
Agios Pharmaceuticals, Inc.†	6,574	284,260
Akebia Therapeutics, Inc.†	29,485	65,162
Alector, Inc.†	8,036	11,813
Alkermes PLC†	18,925	580,997
Amneal Pharmaceuticals, Inc.†	17,453	188,841
Amphastar Pharmaceuticals, Inc.†	4,418	112,659
Amylyx Pharmaceuticals, Inc.†	8,189	114,073
Anika Therapeutics, Inc.†	1,467	14,303
Aquestive Therapeutics, Inc.†	10,383	70,812
Arvinas, Inc.†	7,209	73,099
aTyr Pharma, Inc.†	9,889	8,564
Avadel Pharmaceuticals PLC†	10,575	199,762
Biote Corp., Class A†	3,045	8,739
Candel Therapeutics, Inc.†	4,472	24,059
Catalyst Pharmaceuticals, Inc.†	13,478	286,677
Cidara Therapeutics, Inc.†	1,776	194,010
Coherus Biosciences, Inc.†	12,342	20,735
Collegium Pharmaceutical, Inc.†	3,608	129,888
CorMedix, Inc.†	8,281	92,168
Corvus Pharmaceuticals, Inc.†	6,879	55,307
Enanta Pharmaceuticals, Inc.†	2,336	25,603
Enliven Therapeutics, Inc.†	4,876	114,196
Eton Pharmaceuticals, Inc.†	3,090	55,651
Fennec Pharmaceuticals, Inc.†	2,693	22,083
FitLife Brands, Inc.†	444	8,489
Foghorn Therapeutics, Inc.†	3,856	17,005
Fulcrum Therapeutics, Inc.†	5,260	46,025
Guardian Pharmacy Services, Inc., Class A†	2,226	62,417
Gyre Therapeutics, Inc.†	1,114	8,633
Harmony Biosciences Holdings, Inc.†	5,172	147,764
Harrow, Inc.†	3,734	141,033
Herbalife, Ltd.†	12,075	96,600
Heron Therapeutics, Inc.†	17,391	20,174
Indivior PLC†	14,055	412,795
Inhibikase Therapeutics, Inc.†	6,875	10,106
Ironwood Pharmaceuticals, Inc.†	18,272	35,082
Journey Medical Corp.†	1,380	11,206
KalVista Pharmaceuticals, Inc.†	4,386	47,851
Lifevantage Corp.	1,203	9,853
Madrigal Pharmaceuticals, Inc.†	2,170	909,013
MannKind Corp.†	35,079	196,092
MediWound, Ltd.†	964	17,670
Mirum Pharmaceuticals, Inc.†	4,701	341,528
Nature's Sunshine Products, Inc.†	1,866	25,154
Neurogene, Inc.†	1,119	38,337
Nuvectis Pharma, Inc.†	1,464	9,823
Ocular Therapeutix, Inc.†	20,297	236,663
Option Care Health, Inc.†	19,226	500,453

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
ORIC Pharmaceuticals, Inc.†	6,785	$ 89,291
Owens & Minor, Inc.†	9,031	35,853
Pacira BioSciences, Inc.†	5,458	116,692
Phibro Animal Health Corp., Class A	2,388	100,439
Premier, Inc., Class A	9,488	266,803
Protagonist Therapeutics, Inc.†	6,790	533,830
Rhythm Pharmaceuticals, Inc.†	6,094	693,253
SELLAS Life Sciences Group, Inc.†	10,850	19,747
SIGA Technologies, Inc.	4,833	40,017
Spyre Therapeutics, Inc.†	5,861	143,360
Supernus Pharmaceuticals, Inc.†	6,227	343,295
Tonix Pharmaceuticals Holding Corp.†	1,001	18,639
Trevi Therapeutics, Inc.†	10,260	119,632
TuHURA Biosciences, Inc.†	2,920	7,446
USANA Health Sciences, Inc.†	1,290	27,283
Vanda Pharmaceuticals, Inc.†	6,653	28,941
Vaxcyte, Inc.†	13,354	604,669
Voyager Therapeutics, Inc.†	5,396	25,199
Xeris Biopharma Holdings, Inc.†	17,443	169,197
		9,624,529
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,635	68,273
Golar LNG, Ltd.	11,663	478,766
Kinetik Holdings, Inc.	5,193	199,982
New Fortress Energy, Inc.†	19,234	24,812
NextDecade Corp.†	15,979	94,756
Summit Midstream Corp.†	1,125	24,660
		891,249
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,965	25,270
P10, Inc., Class A	6,451	65,542
Patria Investments, Ltd., Class A	7,417	108,066
		198,878
Real Estate — 0.6%
American Realty Investors, Inc.†	213	3,355
Anywhere Real Estate, Inc.†	12,310	123,715
Compass, Inc., Class A†	55,292	426,301
Douglas Elliman, Inc.†	9,511	23,492
eXp World Holdings, Inc.	10,756	110,141
FRP Holdings, Inc.†	1,456	34,507
Kennedy-Wilson Holdings, Inc.	14,117	106,725
Legacy Housing Corp.†	981	22,028
Logistic Properties Of The Americas†	517	1,753
Marcus & Millichap, Inc.	2,798	81,730
Maui Land & Pineapple Co., Inc.†	776	12,416
McGrath RentCorp	2,872	308,568
Mobile Infrastructure Corp.†	1,637	5,599
Newmark Group, Inc., Class A	18,146	323,543
RE/MAX Holdings, Inc., Class A†	2,701	21,419
Real Brokerage, Inc.†	13,715	51,020
RMR Group, Inc., Class A	1,912	29,579
Seaport Entertainment Group, Inc.†	849	20,435
Sky Harbour Group Corp.†	2,418	23,890
St. Joe Co.	4,444	252,330
Stratus Properties, Inc.†	881	16,554
Transcontinental Realty Investors, Inc.†	215	9,636
		2,008,736
REITS — 5.7%
Rithm Property Trust, Inc.	4,788	12,784
Security Description	Shares or Principal Amount	Value

REITS (continued)
Acadia Realty Trust	15,402	$ 293,716
ACRES Commercial Realty Corp.†	859	18,039
Adamas Trust, Inc.	9,858	65,753
Advanced Flower Capital, Inc.	2,033	6,607
AG Mtg. Investment Trust, Inc.	3,256	23,248
Alexander & Baldwin, Inc.	8,463	135,154
Alexander's, Inc.	250	55,233
Alpine Income Property Trust, Inc.	1,416	20,787
American Assets Trust, Inc.	6,066	115,921
American Healthcare REIT, Inc.	18,580	842,046
Angel Oak Mtg. REIT, Inc.	1,344	12,190
Apartment Investment & Management Co., Class A	15,087	80,263
Apollo Commercial Real Estate Finance, Inc.	16,226	158,853
Apple Hospitality REIT, Inc.	26,137	292,473
Arbor Realty Trust, Inc.	17,257	174,123
Ares Commercial Real Estate Corp.	6,043	26,952
Armada Hoffler Properties, Inc.	9,514	62,222
ARMOUR Residential REIT, Inc.	12,815	207,859
Blackstone Mtg. Trust, Inc., Class A	18,983	350,806
Braemar Hotels & Resorts, Inc.	6,813	17,373
Brandywine Realty Trust	19,850	68,085
BrightSpire Capital, Inc.	15,155	78,200
Broadstone Net Lease, Inc.	22,140	396,749
BRT Apartments Corp.	1,290	18,976
CareTrust REIT, Inc.	24,873	861,849
CBL & Associates Properties, Inc.	2,066	61,092
Centerspace	1,970	116,722
Chatham Lodging Trust	5,744	36,762
Chimera Investment Corp.	9,332	119,076
City Office REIT, Inc.	4,886	33,713
Claros Mtg. Trust, Inc.†	10,870	34,784
Clipper Realty, Inc.	1,914	7,445
Community Healthcare Trust, Inc.	3,126	45,827
COPT Defense Properties	13,300	374,661
CTO Realty Growth, Inc.	3,477	57,996
Curbline Properties Corp.	11,360	261,962
DiamondRock Hospitality Co.	24,061	188,157
Diversified Healthcare Trust	25,016	106,568
Douglas Emmett, Inc.	15,332	198,396
Dynex Capital, Inc.	14,049	186,009
Easterly Government Properties, Inc.	4,907	106,089
Ellington Financial, Inc.	10,726	142,870
Elme Communities	10,203	167,839
Empire State Realty Trust, Inc., Class A	16,106	119,023
Essential Properties Realty Trust, Inc.	23,190	692,917
Farmland Partners, Inc.	4,977	49,919
Four Corners Property Trust, Inc.	11,642	275,217
Franklin BSP Realty Trust, Inc.	9,585	97,192
Franklin Street Properties Corp.	10,036	12,043
FrontView REIT, Inc.	2,050	27,265
Getty Realty Corp.	6,014	164,964
Gladstone Commercial Corp.	5,450	62,294
Gladstone Land Corp.	4,159	37,681
Global Medical REIT, Inc.	1,414	43,410
Global Net Lease, Inc.	22,999	175,252
Hudson Pacific Properties, Inc.†	41,917	102,277
Independence Realty Trust, Inc.	27,459	437,422
Industrial Logistics Properties Trust	6,615	34,927
Innovative Industrial Properties, Inc.	3,237	162,336
InvenTrust Properties Corp.	9,106	249,504
Invesco Mtg. Capital, Inc.	7,535	56,739
JBG SMITH Properties	7,282	141,926
Kite Realty Group Trust	25,777	570,703

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
KKR Real Estate Finance Trust, Inc.	6,822	$ 55,531
Ladder Capital Corp.	13,213	139,661
LTC Properties, Inc.	5,294	185,714
Lument Finance Trust, Inc.	5,188	8,093
LXP Industrial Trust	34,023	322,878
Macerich Co.	29,642	508,360
MFA Financial, Inc.	11,880	106,801
Modiv Industrial, Inc.	1,063	15,328
National Health Investors, Inc.	5,395	401,981
NET Lease Office Properties	1,725	50,629
NETSTREIT Corp.	11,121	207,073
NexPoint Diversified Real Estate Trust	3,975	12,641
Nexpoint Real Estate Finance, Inc.	925	12,062
NexPoint Residential Trust, Inc.	2,569	78,791
One Liberty Properties, Inc.	2,078	41,747
Orchid Island Capital, Inc.	13,923	100,663
Outfront Media, Inc.	16,258	287,604
Paramount Group, Inc.†	21,666	141,696
Peakstone Realty Trust	4,417	59,674
Pebblebrook Hotel Trust	13,719	143,501
PennyMac Mtg. Investment Trust	10,361	124,746
Phillips Edison & Co., Inc.	14,738	498,734
Piedmont Office Realty Trust, Inc.	14,417	116,201
Plymouth Industrial REIT, Inc.	4,906	107,932
Postal Realty Trust, Inc., Class A	2,527	37,425
PotlatchDeltic Corp.	9,143	365,720
Ready Capital Corp.	19,350	56,696
Redwood Trust, Inc.	15,363	81,578
RLJ Lodging Trust	17,054	115,967
Ryman Hospitality Properties, Inc.	7,209	626,534
Sabra Health Care REIT, Inc.	27,749	494,487
Safehold, Inc.	6,371	91,934
Saul Centers, Inc.	1,400	41,454
Service Properties Trust	18,663	39,939
Seven Hills Realty Trust	1,737	16,432
Sila Realty Trust, Inc.	6,452	152,912
SITE Centers Corp.	5,760	42,221
SL Green Realty Corp.	8,386	430,621
Smartstop Self Storage REIT, Inc.	3,639	125,000
Strawberry Fields REIT, Inc.	612	7,118
Summit Hotel Properties, Inc.	12,468	64,086
Sunrise Realty Trust, Inc.	1,329	13,131
Sunstone Hotel Investors, Inc.	22,223	196,674
Tanger, Inc.	13,044	424,713
Terreno Realty Corp.	11,937	681,961
TPG RE Finance Trust, Inc.	8,128	70,307
Two Harbors Investment Corp.	12,095	117,563
UMH Properties, Inc.	9,082	132,052
Universal Health Realty Income Trust	1,466	56,031
Urban Edge Properties	14,847	285,508
Veris Residential, Inc.	9,214	132,313
Whitestone REIT	5,108	64,054
Xenia Hotels & Resorts, Inc.	11,545	142,003
		18,989,715
Retail — 3.2%
Abercrombie & Fitch Co., Class A†	5,500	399,025
Academy Sports & Outdoors, Inc.	7,720	369,711
Advance Auto Parts, Inc.	7,004	330,099
American Eagle Outfitters, Inc.	18,844	314,883
America's Car-Mart, Inc.†	847	18,837
Arko Corp.	9,329	41,094
Security Description	Shares or Principal Amount	Value

Retail (continued)
Asbury Automotive Group, Inc.†	2,292	$ 537,703
Barnes & Noble Education, Inc.†	1,702	15,539
Bassett Furniture Industries, Inc.	927	13,673
Biglari Holdings, Inc., Class B†	82	29,627
BJ's Restaurants, Inc.†	2,426	82,387
Bloomin' Brands, Inc.	10,081	68,853
BlueLinx Holdings, Inc.†	925	60,532
Boot Barn Holdings, Inc.†	3,591	681,033
Brinker International, Inc.†	5,168	561,555
Buckle, Inc.	3,717	203,692
Build-A-Bear Workshop, Inc.	1,484	80,463
Caleres, Inc.	3,905	43,111
Camping World Holdings, Inc., Class A	7,062	92,936
Cheesecake Factory, Inc.	5,397	268,771
Citi Trends, Inc.†	543	19,450
Clean Energy Fuels Corp.†	20,596	58,905
Cracker Barrel Old Country Store, Inc.	2,603	87,721
Dave & Buster's Entertainment, Inc.†	3,235	47,522
Denny's Corp.†	5,853	22,885
Designer Brands, Inc., Class A	3,860	14,243
Dine Brands Global, Inc.	1,836	45,386
El Pollo Loco Holdings, Inc.†	3,219	32,898
Envela Corp.†	760	6,908
EVgo, Inc.†	15,324	62,982
First Watch Restaurant Group, Inc.†	5,209	85,896
FirstCash Holdings, Inc.	4,624	732,904
Genesco, Inc.†	1,238	35,914
Group 1 Automotive, Inc.	1,471	584,781
Haverty Furniture Cos., Inc.	1,596	34,809
J. Jill, Inc.	849	12,794
Jack in the Box, Inc.	2,245	36,010
Kohl's Corp.	12,854	209,135
Krispy Kreme, Inc.	9,422	33,825
Kura Sushi USA, Inc., Class A†	755	42,982
La-Z-Boy, Inc.	4,886	154,886
MarineMax, Inc.†	2,283	56,550
Movado Group, Inc.	1,708	31,103
National Vision Holdings, Inc.†	9,092	234,119
Nu Skin Enterprises, Inc., Class A	5,772	61,876
ODP Corp.†	3,075	85,731
OneWater Marine, Inc., Class A†	1,357	21,074
Papa John's International, Inc.	3,873	196,787
Patrick Industries, Inc.	3,784	394,936
PC Connection, Inc.	1,310	79,871
Petco Health & Wellness Co., Inc.†	8,223	26,149
Portillo's, Inc., Class A†	6,758	36,155
PriceSmart, Inc.	3,023	347,464
Sally Beauty Holdings, Inc.†	11,660	176,183
Savers Value Village, Inc.†	4,444	40,929
Shake Shack, Inc., Class A†	4,537	437,866
Shoe Carnival, Inc.	2,157	39,538
Signet Jewelers, Ltd.	4,676	462,223
Sonic Automotive, Inc., Class A	1,709	108,573
Sweetgreen, Inc., Class A†	12,165	76,518
Tile Shop Holdings, Inc.†	3,241	20,289
Urban Outfitters, Inc.†	7,143	461,509
Victoria's Secret & Co.†	7,959	280,555
Warby Parker, Inc., Class A†	11,463	224,560
Winmark Corp.	352	141,916
Zumiez, Inc.†	1,722	37,281
		10,656,115

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.8%
Beacon Financial Corp.	9,715	$ 236,463
Axos Financial, Inc.†	6,333	493,847
Banc of California, Inc.	14,980	254,211
Bankfinancial Corp.	1,268	14,011
BV Financial, Inc.†	985	16,055
Capitol Federal Financial, Inc.	14,747	89,072
CF Bankshares, Inc.	437	10,138
Citizens Community Bancorp, Inc.	1,091	17,074
Eagle Bancorp Montana, Inc.	842	13,666
Finward Bancorp	390	13,708
First Capital, Inc.	371	15,972
First Savings Financial Grp	630	18,648
Flushing Financial Corp.	3,842	52,520
FS Bancorp, Inc.	753	29,134
Greene County Bancorp, Inc.	792	17,384
Hingham Institution for Savings	201	59,146
Home Bancorp, Inc.	797	42,361
HomeTrust Bancshares, Inc.	1,831	71,977
Northfield Bancorp, Inc.	3,988	40,757
Northwest Bancshares, Inc.	16,974	198,766
OceanFirst Financial Corp.	6,685	121,533
Provident Financial Services, Inc.	13,220	241,794
Riverview Bancorp, Inc.	2,323	12,033
Sound Financial Bancorp, Inc.	243	10,848
Southern Missouri Bancorp, Inc.	1,132	59,362
Timberland Bancorp, Inc.	852	27,366
WaFd, Inc.	9,156	265,799
WaterStone Financial, Inc.	1,819	27,831
WSFS Financial Corp.	6,532	340,252
		2,811,728
Semiconductors — 2.4%
ACM Research, Inc., Class A†	5,804	240,634
Aehr Test Systems†	3,346	86,963
Aeluma, Inc.†	1,093	17,827
Alpha & Omega Semiconductor, Ltd.†	2,944	82,609
Ambarella, Inc.†	4,739	403,905
Ambiq Micro, Inc.†	502	15,341
Arteris, Inc.†	3,269	44,491
Atomera, Inc.†	3,327	10,513
Axcelis Technologies, Inc.†	3,761	299,225
Blaize Holdings, Inc.†	8,159	31,902
CEVA, Inc.†	2,789	75,889
Cohu, Inc.†	5,380	127,990
Diodes, Inc.†	5,353	285,636
FormFactor, Inc.†	9,091	499,550
Impinj, Inc.†	3,029	612,343
Kulicke & Soffa Industries, Inc.	6,083	242,894
MaxLinear, Inc.†	9,663	146,394
Navitas Semiconductor Corp.†	15,861	213,489
Ouster, Inc.†	6,002	200,227
Penguin Solutions, Inc.†	5,987	133,330
Photronics, Inc.†	6,720	160,608
Power Integrations, Inc.	6,671	279,448
Rambus, Inc.†	12,526	1,288,174
Richardson Electronics, Ltd.	1,622	17,485
Semtech Corp.†	10,174	690,408
Silicon Laboratories, Inc.†	3,765	493,516
SiTime Corp.†	2,488	720,624
SkyWater Technology, Inc.†	2,985	52,193
Synaptics, Inc.†	4,478	317,669
Ultra Clean Holdings, Inc.†	5,090	139,517
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Veeco Instruments, Inc.†	6,759	$ 194,321
Vishay Precision Group, Inc.†	1,397	52,332
		8,177,447
Software — 5.2%
Teads Holding Co.†	4,964	7,347
TruBridge, Inc.†	1,136	21,834
8x8, Inc.†	15,804	29,079
ACI Worldwide, Inc.†	12,309	586,278
ACV Auctions, Inc., Class A†	19,792	179,513
Adeia, Inc.	12,631	215,232
Agilysys, Inc.†	2,998	376,129
Airship AI Holdings, Inc.†	2,275	10,806
Alignment Healthcare, Inc.†	17,202	290,026
Alkami Technology, Inc.†	7,897	160,230
Amplitude, Inc., Class A†	10,185	102,359
Appian Corp., Class A†	4,654	139,294
Asana, Inc., Class A†	9,877	138,772
Asure Software, Inc.†	2,976	26,338
AvePoint, Inc.†	15,423	217,002
Bandwidth, Inc., Class A†	3,072	49,613
BigBear.ai Holdings, Inc.†	33,668	232,982
Blackbaud, Inc.†	4,468	286,131
BlackLine, Inc.†	6,058	346,820
Blend Labs, Inc., Class A†	24,618	81,486
Box, Inc., Class A†	16,397	526,180
Braze, Inc., Class A†	9,398	269,347
C3.ai, Inc., Class A†	14,450	254,031
Carlsmed, Inc.†	581	7,489
Cerence, Inc.†	4,778	51,268
Claritev Corp.†	920	59,892
Clear Secure, Inc., Class A	9,702	295,620
Clearwater Analytics Holdings, Inc., Class A†	28,792	530,061
Climb Global Solutions, Inc.	449	49,875
Commerce.com, Inc.†	7,549	34,952
Commvault Systems, Inc.†	5,218	726,450
Consensus Cloud Solutions, Inc.†	2,336	68,491
CS Disco, Inc.†	3,172	20,047
CSG Systems International, Inc.	3,259	255,082
Daily Journal Corp.†	150	60,756
Definitive Healthcare Corp.†	4,030	11,163
Digi International, Inc.†	4,303	157,834
Digimarc Corp.†	1,995	19,411
Digital Turbine, Inc.†	11,841	73,888
DigitalOcean Holdings, Inc.†	7,890	320,807
Domo, Inc., Class B†	3,525	48,292
Donnelley Financial Solutions, Inc.†	3,146	144,559
eGain Corp.†	2,124	30,628
EverCommerce, Inc.†	1,670	19,355
Evolent Health, Inc., Class A†	13,981	93,253
Expensify, Inc.†	6,798	11,081
Fastly, Inc., Class A†	15,596	129,291
Five9, Inc.†	8,847	214,805
Freshworks, Inc., Class A†	23,382	259,540
Genius Sports, Ltd.†	25,464	286,725
GigaCloud Technology, Inc., Class A†	2,778	77,728
Golden Matrix Group, Inc.†	1,315	1,354
Health Catalyst, Inc.†	8,364	27,016
I3 Verticals, Inc., Class A†	2,706	83,209
IBEX Holdings, Ltd.†	1,140	42,602
Ibotta, Inc., Class A†	1,606	51,810
Immersion Corp.	3,359	22,472
Innodata, Inc.†	3,544	264,418

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intapp, Inc.†	6,619	$ 254,037
IonQ, Inc.†	32,178	2,007,264
Jamf Holding Corp.†	8,354	107,349
Kaltura, Inc.†	10,140	15,717
Life360, Inc.†	1,868	184,390
LiveRamp Holdings, Inc.†	7,498	204,995
McGraw Hill, Inc.†	2,555	28,514
N-able, Inc.†	8,383	65,639
Nutex Health, Inc.†	390	47,993
Omada Health, Inc.†	1,028	25,258
ON24, Inc.†	4,257	23,499
Pagaya Technologies, Ltd., Class A†	5,443	146,362
PagerDuty, Inc.†	9,793	157,276
PDF Solutions, Inc.†	3,699	107,752
Phreesia, Inc.†	6,577	148,903
Planet Labs PBC†	27,167	365,396
Playstudios, Inc.†	9,897	9,204
Playtika Holding Corp.	6,395	23,470
Porch Group, Inc.†	9,558	143,848
Progress Software Corp.†	5,043	215,033
PROS Holdings, Inc.†	5,179	119,376
PubMatic, Inc., Class A†	4,767	39,852
Quantum Computing, Inc.†	15,527	259,456
Rackspace Technology, Inc.†	9,904	15,846
Red Violet, Inc.	1,311	70,309
ReposiTrak, Inc.	1,393	20,909
Rezolve AI PLC†	17,209	73,827
Sapiens International Corp. NV	3,681	158,467
Schrodinger, Inc.†	6,676	140,463
SEMrush Holdings, Inc., Class A†	5,899	42,827
Silvaco Group, Inc.†	725	4,270
Simulations Plus, Inc.†	1,976	33,948
Skillsoft Corp.†	507	6,657
SoundHound AI, Inc., Class A†	42,739	753,061
Sprout Social, Inc., Class A†	6,134	62,996
SPS Commerce, Inc.†	4,446	365,639
Synchronoss Technologies, Inc.†	1,224	6,420
Talkspace, Inc.†	16,405	52,988
Verint Systems, Inc.†	6,877	139,466
Vertex, Inc., Class A†	7,531	172,460
Viant Technology, Inc., Class A†	1,603	14,235
Vimeo, Inc.†	16,815	131,157
VTEX†	6,566	29,481
Waystar Holding Corp.†	12,662	453,933
Weave Communications, Inc.†	7,064	52,344
WM Technology, Inc.†	9,928	10,424
Workiva, Inc.†	5,866	498,669
Yext, Inc.†	12,112	102,589
Zeta Global Holdings Corp., Class A†	21,735	391,013
Zspace, Inc.†	358	340
		17,603,374
Telecommunications — 3.6%
A10 Networks, Inc.	8,495	151,551
ADTRAN Holdings, Inc.†	8,762	91,300
Anterix, Inc.†	1,315	26,589
Applied Digital Corp.†	25,001	866,535
ATN International, Inc.	1,107	16,085
Aviat Networks, Inc.†	1,368	34,145
BK Technologies Corp.†	354	26,447
BlackSky Technology, Inc.†	3,717	78,503
Calix, Inc.†	6,881	470,798
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Clearfield, Inc.†	1,389	$ 49,032
CommScope Holding Co., Inc.†	24,837	429,680
Credo Technology Group Holding, Ltd.†	17,239	3,234,381
DigitalBridge Group, Inc.	19,887	235,263
EchoStar Corp., Class A†	15,826	1,184,893
Extreme Networks, Inc.†	15,400	292,908
Frequency Electronics, Inc.†	748	27,467
Globalstar, Inc.†	5,842	317,863
Gogo, Inc.†	9,087	82,692
Harmonic, Inc.†	13,367	143,027
IDT Corp., Class B	1,950	98,787
Inseego Corp.†	1,411	23,479
InterDigital, Inc.	3,023	1,094,205
Lumen Technologies, Inc.†	111,322	1,144,390
NETGEAR, Inc.†	3,267	113,430
Ooma, Inc.†	2,940	33,016
Powerfleet, Inc.†	14,777	75,363
Preformed Line Products Co.	288	61,088
Ribbon Communications, Inc.†	11,072	37,202
Satellogic, Inc.†	7,838	14,971
Shenandoah Telecommunications Co.	6,037	74,376
Spok Holdings, Inc.	2,360	33,724
Telephone & Data Systems, Inc.	11,546	448,216
Viasat, Inc.†	13,727	546,609
Viavi Solutions, Inc.†	25,835	457,279
		12,015,294
Textiles — 0.1%
UniFirst Corp.	1,740	268,569
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,934	12,274
JAKKS Pacific, Inc.	1,102	18,734
		31,008
Transportation — 1.1%
ArcBest Corp.	2,662	197,840
Ardmore Shipping Corp.	4,076	51,317
Costamare Bulkers Holdings, Ltd.†	1,057	13,678
Costamare, Inc.	5,314	64,937
Covenant Logistics Group, Inc.	1,956	39,452
CryoPort, Inc.†	5,661	52,308
DHT Holdings, Inc.	14,909	197,991
Dorian LPG, Ltd.	4,373	126,161
FLEX LNG, Ltd.	3,549	92,167
Forward Air Corp.†	2,530	47,589
Genco Shipping & Trading, Ltd.	3,937	67,086
Heartland Express, Inc.	5,491	42,830
Himalaya Shipping, Ltd.	3,365	26,382
Hub Group, Inc., Class A	6,941	255,637
International Seaways, Inc.	4,733	242,472
Marten Transport, Ltd.	6,760	69,290
Matson, Inc.	3,783	381,894
Navigator Holdings, Ltd.	3,889	63,935
Nordic American Tankers, Ltd.	24,058	88,533
PAMT Corp.†	675	6,797
Pangaea Logistics Solutions, Ltd.	3,389	16,776
Proficient Auto Logistics, Inc.†	2,994	22,395
Radiant Logistics, Inc.†	4,018	24,309
RXO, Inc.†	18,970	336,338
Safe Bulkers, Inc.	6,550	30,719
Scorpio Tankers, Inc.	5,197	320,655
SFL Corp., Ltd.	14,176	105,753
Teekay Corp., Ltd.	6,282	60,433

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Teekay Tankers, Ltd., Class A	2,845	$ 173,545
Universal Logistics Holdings, Inc.	792	12,815
Werner Enterprises, Inc.	6,838	179,156
World Kinect Corp.	6,532	168,852
		3,580,042
Trucking & Leasing — 0.2%
GATX Corp.	4,190	657,202
Greenbrier Cos., Inc.	3,452	144,190
Willis Lease Finance Corp.	345	44,291
		845,683
Water — 0.3%
H2O America	3,772	174,455
American States Water Co.	4,515	321,965
California Water Service Group	6,978	309,684
Consolidated Water Co., Ltd.	1,795	61,048
Global Water Resources, Inc.	1,633	16,199
Middlesex Water Co.	2,099	120,629
York Water Co.	1,614	50,147
		1,054,127
Total Long-Term Investment Securities (cost $268,236,858)		332,115,772
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(2) (cost $3,538,151)	3,538,151	$ 3,538,151
TOTAL INVESTMENTS (cost $271,775,009)	100.0%	335,653,923
Other assets less liabilities	0.0	34,635
NET ASSETS	100.0%	$335,688,558
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2025.
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Provident Financial Services, Inc.	1,811	4.27%	Monthly	02/11/2026	$ 35,079	$ (1,956)	$ (1,956)
Office/Business Equipment
Goldman Sachs and Co. LLC	Pitney Bowes, Inc.	7,001	4.07	Monthly	08/18/2026	78,761	(9,591)	(9,591)
Goldman Sachs and Co. LLC	Preferred Bank	1,139	4.07	Monthly	08/18/2026	101,531	1,264	1,264
							(8,327)	(8,327)
Diversified Financial Services
Bank of America Merrill Lynch	Bread Financial Holdings, Inc.	3,706	4.07	Monthly	02/16/2028	221,434	10,747	10,747
Bank of America Merrill Lynch	Moelis & Co., Class A	42	4.07	Monthly	02/16/2028	2,880	(221)	(221)
BNP Paribas	Moelis & Co., Class A	3,341	4.07	Monthly	05/24/2027	229,126	(17,540)	(17,540)
							(7,014)	(7,014)
REITS
BNP Paribas	Arbor Realty Trust, Inc.	4,137	4.07	Monthly	05/24/2027	49,147	(7,405)	(7,405)
BNP Paribas	Douglas Emmett, Inc.	3,380	4.07	Monthly	05/24/2027	46,238	(2,501)	(2,501)
Goldman Sachs and Co. LLC	Arbor Realty Trust, Inc.	262	4.07	Monthly	08/18/2026	3,113	(469)	(469)
Goldman Sachs and Co. LLC	Douglas Emmett, Inc.	194	4.07	Monthly	08/18/2026	2,654	(144)	(144)
							(10,519)	(10,519)
Commercial Services
BNP Paribas	Payoneer Global, Inc.	333	4.07	Monthly	05/24/2027	1,968	(40)	(40)
Insurance
Bank of America Merrill Lynch	SiriusPoint, Ltd.	1,022	4.07	Monthly	02/16/2028	19,019	(419)	(419)
BNP Paribas	Jackson Financial, Inc., Class A	8,367	4.07	Monthly	05/24/2027	818,962	24,515	24,515
HSBC Holdings	SiriusPoint, Ltd.	10,860	4.52	Monthly	02/09/2028	198,847	(1,194)	(1,194)
							22,902	22,902
Banks
Bank of America Merrill Lynch	Cadence Bank	1,796	4.07	Monthly	02/16/2028	70,044	(2,263)	(2,263)
BNP Paribas	Orange County Bancorp, Inc.	256	4.07	Monthly	05/24/2027	6,298	(38)	(38)
Goldman Sachs and Co. LLC	Cadence Bank	1,987	4.07	Monthly	08/18/2026	77,493	(2,504)	(2,504)
HSBC Holdings	Preferred Bank	216	4.52	Monthly	02/09/2028	19,336	158	158
							(4,647)	(4,647)

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
							$(9,601)	$(9,601)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
14	Long	E-Mini Russell 2000 Index	December 2025	$1,707,962	$1,742,930	$34,968
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$25,646,097	$—	$10,211	$25,656,308
Pharmaceuticals	9,624,159	—	370	9,624,529
Other Industries	296,834,935	—	—	296,834,935
Short-Term Investments	3,538,151	—	—	3,538,151
Total Investments at Value	$335,643,342	$—	$10,581	$335,653,923
Other Financial Instruments:†
Swaps	$—	$36,684	$—	$36,684
Futures Contracts	34,968	—	—	34,968
Total Other Financial Instruments	$34,968	$36,684	$—	$71,652
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$46,285	$—	$46,285
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.1%
Advertising — 0.0%
Trade Desk, Inc., Class A†	1,028	$ 51,688
Aerospace/Defense — 2.3%
Boeing Co.	2,078	417,720
Curtiss-Wright Corp.	383	228,165
Firefly Aerospace, Inc.†	570	13,828
General Electric Co.	22,546	6,965,587
HEICO Corp., Class A	724	179,356
Hexcel Corp.	2,441	174,287
Howmet Aerospace, Inc.	8,394	1,728,744
Karman Holdings, Inc.†	1,807	152,222
L3Harris Technologies, Inc.	1,379	398,669
Loar Holdings, Inc.†	1,065	84,273
Melrose Industries PLC	118,028	970,014
Moog, Inc., Class A	390	79,891
Northrop Grumman Corp.	3,667	2,139,511
Rheinmetall AG	456	894,323
Rocket Lab Corp.†	1,861	117,206
Rolls-Royce Holdings PLC	71,591	1,097,553
RTX Corp.	967	172,609
Safran SA	4,336	1,538,851
Spirit AeroSystems Holdings, Inc., Class A†	2,154	79,030
StandardAero, Inc.†	3,706	107,066
Thales SA	1,216	346,061
TransDigm Group, Inc.	302	395,170
		18,280,136
Agriculture — 0.2%
Altria Group, Inc.	2,649	149,350
Philip Morris International, Inc.	10,548	1,522,393
Vital Farms, Inc.†	853	28,021
		1,699,764
Airlines — 0.1%
American Airlines Group, Inc.†	4,582	60,162
Ryanair Holdings PLC ADR	11,977	748,323
United Airlines Holdings, Inc.†	957	89,996
		898,481
Apparel — 0.4%
Asics Corp.	39,000	997,839
Crocs, Inc.†	406	33,166
Kering SA	2,458	869,230
NIKE, Inc., Class B	6,973	450,386
Samsonite Group SA*	152,100	318,467
Tapestry, Inc.	442	48,541
VF Corp.	8,945	125,588
		2,843,217
Auto Manufacturers — 1.2%
Cummins, Inc.	319	139,620
General Motors Co.	2,321	160,358
PACCAR, Inc.	820	80,688
Rivian Automotive, Inc., Class A†	6,432	87,282
Subaru Corp.	25,200	536,835
Suzuki Motor Corp.	48,500	726,351
Tesla, Inc.†	13,180	6,017,461
Toyota Motor Corp.	82,700	1,683,944
		9,432,539
Auto Parts & Equipment — 0.2%
Autoliv, Inc.	1,537	179,522
Autoliv, Inc. SDR	7,589	878,703
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	402	$ 53,920
Dowlais Group PLC	175,212	190,356
Standard Motor Products, Inc.	1,265	46,969
		1,349,470
Banks — 6.3%
ABN AMRO Bank NV CVA*	13,633	407,152
ANZ Group Holdings, Ltd.	41,560	996,613
Banco Bilbao Vizcaya Argentaria SA	49,206	988,866
Banco Santander SA	148,344	1,509,147
Bancorp, Inc.†	1,935	126,491
Bank of America Corp.	91,564	4,894,096
Bank of Hawaii Corp.	829	53,827
Bank of New York Mellon Corp.	1,999	215,752
BankUnited, Inc.	2,090	83,767
Barclays PLC	170,471	911,467
BAWAG Group AG*	1,199	154,649
Citigroup, Inc.	14,980	1,516,425
Columbia Banking System, Inc.	4,899	131,293
Commerce Bancshares, Inc.	1,468	77,261
Cullen/Frost Bankers, Inc.	688	84,720
DBS Group Holdings, Ltd.	29,500	1,222,292
Dime Community Bancshares, Inc.	755	19,819
DNB Bank ASA	51,337	1,309,114
East West Bancorp, Inc.	1,595	162,052
Erste Group Bank AG	7,499	775,774
Fifth Third Bancorp	15,786	657,013
First BanCorp.	8,211	160,032
First Citizens BancShares, Inc., Class A	63	114,964
First Financial Bankshares, Inc.	1,987	61,378
Flagstar Financial, Inc.	5,483	62,616
FNB Corp.	5,502	86,491
Fulton Financial Corp.	3,318	57,634
Glacier Bancorp, Inc.	2,013	82,231
Goldman Sachs Group, Inc.	3,076	2,428,102
HDFC Bank, Ltd. ADR	22,374	810,386
Hilltop Holdings, Inc.	1,460	47,158
Home BancShares, Inc.	3,096	82,694
Huntington Bancshares, Inc.	7,048	108,821
ING Groep NV	50,003	1,251,853
Intesa Sanpaolo SpA	140,273	901,559
JPMorgan Chase & Co.	31,555	9,817,392
KeyCorp	64,337	1,131,688
Lloyds Banking Group PLC	1,013,707	1,186,284
Macquarie Group, Ltd.	5,777	826,133
Mitsubishi UFJ Financial Group, Inc.	117,300	1,773,467
Morgan Stanley	19,967	3,274,588
National Bank of Canada	6,394	714,370
OFG Bancorp	2,547	98,467
Pathward Financial, Inc.	672	45,736
Pinnacle Financial Partners, Inc.	750	63,908
Popular, Inc.	2,054	228,959
Prosperity Bancshares, Inc.	1,321	86,948
Skandinaviska Enskilda Banken AB, Class A	50,773	969,472
Societe Generale SA	18,920	1,196,395
SouthState Bank Corp.	889	78,810
Standard Chartered PLC	63,923	1,309,600
State Street Corp.	716	82,813
Sumitomo Mitsui Trust Group, Inc.	25,400	697,342
Truist Financial Corp.	668	29,813
UBS Group AG	24,705	943,380
UniCredit SpA	16,753	1,236,442
United Bankshares, Inc.	2,255	80,707

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	5,791	$ 270,324
Webster Financial Corp.	3,584	204,431
Wells Fargo & Co.	13,654	1,187,488
Western Alliance Bancorp	3,144	243,188
Zions Bancorp NA	1,385	72,172
		50,403,826
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	117	24,218
Celsius Holdings, Inc.†	1,666	100,343
Coca-Cola Co.	29,802	2,053,358
Diageo PLC	24,657	566,858
Heineken NV	9,654	746,000
Keurig Dr Pepper, Inc.	5,297	143,866
Monster Beverage Corp.†	1,771	118,356
PepsiCo, Inc.	1,841	268,952
		4,021,951
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.†	1,350	30,645
Akero Therapeutics, Inc.†	2,135	115,717
Alnylam Pharmaceuticals, Inc.†	908	414,084
Amgen, Inc.	232	69,236
Apogee Therapeutics, Inc.†	545	30,842
Argenx SE ADR†	1,081	884,798
Avidity Biosciences, Inc.†	2,264	158,140
Axsome Therapeutics, Inc.†	431	58,181
BeOne Medicines, Ltd. ADR†	410	127,297
Biohaven, Ltd.†	3,729	64,139
Bio-Rad Laboratories, Inc., Class A†	178	56,880
Cargo Therapeutics, Inc. CVR†(1)	3,384	0
Celldex Therapeutics, Inc.†	1,432	38,277
CG oncology, Inc.†	1,117	48,333
Corteva, Inc.	1,324	81,347
Crinetics Pharmaceuticals, Inc.†	2,383	103,660
Denali Therapeutics, Inc.†	3,734	60,789
Disc Medicine, Inc.†	413	35,609
Entrada Therapeutics, Inc.†	1,423	9,890
EyePoint Pharmaceuticals, Inc.†	3,134	41,024
Gilead Sciences, Inc.	24,043	2,880,111
Ideaya Biosciences, Inc.†	1,064	33,899
Illumina, Inc.†	946	116,869
Insmed, Inc.†	2,310	437,976
Ionis Pharmaceuticals, Inc.†	1,624	120,663
Kymera Therapeutics, Inc.†	2,252	139,264
MBX Biosciences, Inc.†	1,118	24,551
Nurix Therapeutics, Inc.†	6,321	81,794
Oruka Therapeutics, Inc.†	1,182	33,297
Praxis Precision Medicines, Inc.†	845	167,952
Rapport Therapeutics, Inc.†	2,231	64,543
Regeneron Pharmaceuticals, Inc.	265	172,727
Relay Therapeutics, Inc.†	6,121	43,704
Replimune Group, Inc.†	5,249	51,073
Revolution Medicines, Inc.†	2,392	140,745
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	6,729
Scholar Rock Holding Corp.†	2,157	63,890
Soleno Therapeutics, Inc.†	751	50,437
Ultragenyx Pharmaceutical, Inc.†	1,596	55,222
United Therapeutics Corp.†	291	129,620
Vera Therapeutics, Inc.†	2,242	63,807
Vertex Pharmaceuticals, Inc.†	859	365,565
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Wave Life Sciences, Ltd.†	5,094	$ 46,050
Xencor, Inc.†	2,971	43,703
		7,763,079
Building Materials — 0.6%
Amrize, Ltd.†	2,775	143,856
Armstrong World Industries, Inc.	876	166,817
Carlisle Cos., Inc.	333	108,242
Carrier Global Corp.	1,804	107,320
CRH PLC	4,184	498,314
Gibraltar Industries, Inc.†	938	58,522
Griffon Corp.	1,440	106,574
Holcim AG	7,175	636,054
Johnson Controls International PLC	1,268	145,047
Kingspan Group PLC	4,164	311,496
Knife River Corp.†	1,044	63,120
Lennox International, Inc.	46	23,230
Louisiana-Pacific Corp.	1,169	101,832
Modine Manufacturing Co.†	898	137,583
Owens Corning	4,067	517,770
Trane Technologies PLC	2,393	1,073,619
Trex Co., Inc.†	2,237	108,092
Vulcan Materials Co.	453	131,143
West Fraser Timber Co., Ltd.	1,088	66,368
		4,504,999
Chemicals — 1.2%
Air Liquide SA	6,398	1,238,352
Akzo Nobel NV	5,084	336,603
Axalta Coating Systems, Ltd.†	1,618	46,064
BASF SE	8,600	424,168
CF Industries Holdings, Inc.	565	47,059
Covestro AG†	5,555	388,020
Dow, Inc.	899	21,441
Ecolab, Inc.	511	131,020
Element Solutions, Inc.	2,999	80,133
H.B. Fuller Co.	985	56,509
Huntsman Corp.	5,093	42,170
Koppers Holdings, Inc.	736	20,770
Linde PLC	8,490	3,551,367
Minerals Technologies, Inc.	744	42,222
Mosaic Co.	1,275	34,999
PPG Industries, Inc.	4,500	439,875
RPM International, Inc.	4,696	513,179
Sherwin-Williams Co.	4,747	1,637,430
Shin-Etsu Chemical Co., Ltd.	27,500	830,657
Solstice Advanced Materials, Inc.†	970	43,718
Tronox Holdings PLC	2,375	8,313
Westlake Corp.	479	32,960
		9,967,029
Coal — 0.0%
Warrior Met Coal, Inc.	2,149	145,788
Commercial Services — 1.2%
Adyen NV*†	374	641,722
Affirm Holdings, Inc.†	1,680	120,758
API Group Corp.†	9,249	340,548
Ashtead Group PLC	3,929	261,896
Automatic Data Processing, Inc.	2,492	648,668
Avis Budget Group, Inc.†	322	43,814
Block, Inc.†	4,386	333,073
Booz Allen Hamilton Holding Corp.	2,023	176,325
Bright Horizons Family Solutions, Inc.†	840	91,753

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cintas Corp.	2,062	$ 377,903
CoreCivic, Inc.†	3,166	58,666
Corpay, Inc.†	916	238,481
Edenred SE	9,083	261,005
Element Fleet Management Corp.	41,338	1,114,981
Equifax, Inc.	2,881	608,179
Euronet Worldwide, Inc.†	540	40,964
First Advantage Corp.†	3,073	38,812
FTI Consulting, Inc.†	403	66,499
GEO Group, Inc.†	4,837	82,084
Global Payments, Inc.	206	16,018
Grand Canyon Education, Inc.†	480	90,384
Green Dot Corp., Class A†	3,622	42,051
Gusto, Inc.†(1)(2)	775	18,832
GXO Logistics, Inc.†	817	45,924
Huron Consulting Group, Inc.†	400	65,776
Klarna Group PLC†	3,959	148,740
Marqeta, Inc., Class A†	15,957	72,285
Matthews International Corp., Class A	1,880	44,030
Moody's Corp.	1,146	550,424
Morningstar, Inc.	197	41,823
Paylocity Holding Corp.†	895	126,437
Payoneer Global, Inc.†	15,657	90,654
PROG Holdings, Inc.	1,097	31,736
Recruit Holdings Co., Ltd.	14,400	720,234
Remitly Global, Inc.†	1,486	23,835
S&P Global, Inc.	2,084	1,015,346
Service Corp. International	1,564	130,610
Stride, Inc.†	351	23,882
Toast, Inc., Class A†	2,558	92,446
TransUnion	1,526	123,881
Valvoline, Inc.†	1,470	48,525
Verisk Analytics, Inc.	588	128,631
Verra Mobility Corp.†	4,752	110,294
Vestis Corp.	1,040	5,460
WillScot Holdings Corp.	4,186	91,045
		9,445,434
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	42	72,054
Computers — 3.9%
Accenture PLC, Class A	3,624	906,362
Apple, Inc.	90,700	24,522,559
Crowdstrike Holdings, Inc., Class A†	1,353	734,693
Dell Technologies, Inc., Class C	503	81,491
D-Wave Quantum, Inc.†	2,180	80,791
Fortinet, Inc.†	2,173	187,812
Indra Sistemas SA	5,957	329,309
International Business Machines Corp.	4,283	1,316,637
NEC Corp.	30,700	1,119,153
Nomura Research Institute, Ltd.	14,500	567,355
Okta, Inc.†	1,954	178,850
Pure Storage, Inc., Class A†	2,267	223,753
Rigetti Computing, Inc.†	1,129	49,981
Rubrik, Inc., Class A†	792	59,614
SailPoint, Inc.†	2,024	43,880
Sandisk Corp.†	1,912	381,119
Seagate Technology Holdings PLC	764	195,492
Teleperformance SE	2,939	209,898
Western Digital Corp.	571	85,770
Security Description	Shares or Principal Amount	Value

Computers (continued)
Whitefiber, Inc.†	1,126	$ 38,273
Zscaler, Inc.†	967	320,212
		31,633,004
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	29,981	2,310,036
e.l.f. Beauty, Inc.†	1,612	196,890
Estee Lauder Cos., Inc., Class A	1,162	112,354
Kenvue, Inc.	46,519	668,478
L'Oreal SA	2,322	970,616
Perrigo Co. PLC	6,230	129,210
Prestige Consumer Healthcare, Inc.†	618	37,451
Procter & Gamble Co.	18,909	2,843,346
Puig Brands SA, Class B	20,166	346,108
Unilever PLC	51,518	3,105,797
Unilever PLC ADR	2,319	139,581
		10,859,867
Distribution/Wholesale — 0.5%
Bunzl PLC	20,320	617,174
Global Industrial Co.	1,397	39,703
Mitsubishi Corp.	27,600	664,793
Pool Corp.	79	21,098
RB Global, Inc.	646	64,096
SiteOne Landscape Supply, Inc.†	1,643	213,212
Sumitomo Corp.	40,600	1,181,828
Watsco, Inc.	174	64,034
WESCO International, Inc.	557	144,558
WW Grainger, Inc.	1,009	987,811
		3,998,307
Diversified Financial Services — 3.7%
AerCap Holdings NV	6,489	845,127
Air Lease Corp.	1,608	102,687
Ally Financial, Inc.	2,023	78,836
American Express Co.	10,609	3,826,985
Apollo Global Management, Inc.	5,836	725,473
Ares Management Corp., Class A	2,748	408,655
BitMine Immersion Technologies, Inc.†	1,119	52,201
Blackrock, Inc.	294	318,346
Blue Owl Capital, Inc.	5,806	91,561
Capital One Financial Corp.	2,725	599,473
Cboe Global Markets, Inc.	159	39,057
Charles Schwab Corp.	48,341	4,569,191
Circle Internet Group, Inc.†	220	27,936
CME Group, Inc.	5,230	1,388,513
Galaxy Digital, Inc., Class A†	2,283	79,928
Hamilton Lane, Inc., Class A	345	39,316
Intercontinental Exchange, Inc.	10,899	1,594,415
Julius Baer Group, Ltd.	6,432	433,196
Lazard, Inc.	3,052	148,938
LPL Financial Holdings, Inc.	543	204,879
Mastercard, Inc., Class A	6,260	3,455,457
OneMain Holdings, Inc.	2,531	149,810
ORIX Corp.	16,500	402,570
PennyMac Financial Services, Inc.	323	40,637
Piper Sandler Cos.	179	57,147
Rocket Cos., Inc., Class A	15,102	251,599
SLM Corp.	5,134	137,848
SoFi Technologies, Inc.†	4,790	142,167
StepStone Group, Inc., Class A	2,673	162,732
StoneX Group, Inc.†	722	66,366
TPG, Inc.	5,093	280,319
Tradeweb Markets, Inc., Class A	3,836	404,276

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Virtus Investment Partners, Inc.	298	$ 48,520
Visa, Inc., Class A	23,992	8,175,034
Voya Financial, Inc.	3,869	288,086
		29,637,281
Electric — 1.7%
Alliant Energy Corp.	1,342	89,672
Ameren Corp.	25,592	2,610,896
CMS Energy Corp.	9,703	713,656
Consolidated Edison, Inc.	1,875	182,644
Constellation Energy Corp.	2,497	941,369
DTE Energy Co.	809	109,652
Engie SA	48,018	1,123,563
Exelon Corp.	1,399	64,522
IDACORP, Inc.	458	59,091
MGE Energy, Inc.	1,126	93,312
National Grid PLC	94,167	1,410,262
NextEra Energy, Inc.	15,259	1,242,083
Northwestern Energy Group, Inc.	1,556	92,846
OGE Energy Corp.	2,683	118,428
Oklo, Inc.†	581	77,139
Ormat Technologies, Inc.	757	80,522
PG&E Corp.	14,083	224,765
Sempra	2,846	261,661
Southern Co.	18,806	1,768,516
Talen Energy Corp.†	232	92,749
Vistra Corp.	1,230	231,609
Xcel Energy, Inc.	25,849	2,098,163
		13,687,120
Electrical Components & Equipment — 1.0%
ABB, Ltd.	23,051	1,708,882
Acuity, Inc.	242	88,342
AMETEK, Inc.	10,705	2,163,588
Belden, Inc.	1,336	162,792
Emerson Electric Co.	494	68,948
Energizer Holdings, Inc.	2,022	46,971
EnerSys	865	109,128
Legrand SA	5,817	1,002,392
Novanta, Inc.†	835	106,053
Prysmian SpA	17,930	1,856,311
Schneider Electric SE	3,094	877,666
		8,191,073
Electronics — 1.4%
Amphenol Corp., Class A	17,158	2,390,796
Atkore, Inc.	831	57,547
Atmus Filtration Technologies, Inc.	3,640	165,547
Avnet, Inc.	1,567	75,921
Bel Fuse, Inc., Class B	603	92,856
Coherent Corp.†	1,206	159,144
ESCO Technologies, Inc.	576	126,415
Flex, Ltd.†	1,306	81,651
Fortive Corp.	2,627	132,243
Honeywell International, Inc.	4,660	938,198
Hoya Corp.	3,300	537,152
Hubbell, Inc.	445	209,150
Keysight Technologies, Inc.†	17,108	3,130,080
Mettler-Toledo International, Inc.†	102	144,461
Ralliant Corp.	1,739	76,377
Sensata Technologies Holding PLC	4,840	154,057
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TE Connectivity PLC	11,828	$ 2,921,634
TTM Technologies, Inc.†	2,155	144,816
		11,538,045
Energy - Alternate Sources — 0.0%
NEXTracker, Inc., Class A†	1,337	135,331
Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	2,835	24,551
First Solar, Inc.†	431	115,051
REX American Resources Corp.†	1,990	63,740
Shoals Technologies Group, Inc., Class A†	4,805	50,500
Sunrun, Inc.†	3,256	67,595
		321,437
Engineering & Construction — 0.3%
Argan, Inc.	534	163,516
Comfort Systems USA, Inc.	412	397,819
Dycom Industries, Inc.†	578	166,342
Shimizu Corp.	34,400	462,841
TopBuild Corp.†	256	108,155
Vinci SA	5,917	790,465
		2,089,138
Entertainment — 0.1%
Churchill Downs, Inc.	759	75,293
Cinemark Holdings, Inc.	1,494	40,353
DraftKings, Inc., Class A†	4,008	122,605
Flutter Entertainment PLC†	996	231,659
Madison Square Garden Entertainment Corp.†	1,045	46,147
Marriott Vacations Worldwide Corp.	450	29,691
TKO Group Holdings, Inc.	516	97,214
Warner Music Group Corp., Class A	1,529	48,867
		691,829
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,133	100,350
Pentair PLC	5,388	573,014
Republic Services, Inc.	6,487	1,350,853
Veralto Corp.	989	97,595
Waste Connections, Inc.	6,836	1,146,260
Waste Management, Inc.	529	105,678
		3,373,750
Food — 0.9%
Ajinomoto Co., Inc.	27,100	768,985
Flowers Foods, Inc.	7,860	93,770
Ingredion, Inc.	634	73,170
Lamb Weston Holdings, Inc.	298	18,396
Mondelez International, Inc., Class A	48,005	2,758,367
Nestle SA	26,031	2,486,814
Post Holdings, Inc.†	756	78,571
Seven & i Holdings Co., Ltd.	52,200	665,922
Sprouts Farmers Market, Inc.†	1,429	112,834
Tyson Foods, Inc., Class A	640	32,902
US Foods Holding Corp.†	599	43,499
		7,133,230
Food Service — 0.2%
Aramark	4,043	153,149
Compass Group PLC	49,065	1,624,953
		1,778,102
Forest Products & Paper — 0.2%
International Paper Co.	46,720	1,805,261

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.3%
Atmos Energy Corp.	10,494	$ 1,802,030
National Fuel Gas Co.	429	33,852
ONE Gas, Inc.	1,574	126,219
Southwest Gas Holdings, Inc.	1,556	123,702
		2,085,803
Hand/Machine Tools — 0.0%
Enerpac Tool Group Corp.	1,987	81,546
MSA Safety, Inc.	758	119,029
Stanley Black & Decker, Inc.	775	52,483
		253,058
Healthcare-Products — 2.4%
10X Genomics, Inc., Class A†	2,541	34,659
Abbott Laboratories	12,994	1,606,318
Alcon AG	6,793	504,780
Alcon, Inc.	7,481	552,771
Azenta, Inc.†	1,732	52,306
Boston Scientific Corp.†	2,862	288,261
Danaher Corp.	11,821	2,546,007
Dentsply Sirona, Inc.	4,585	57,817
Enovis Corp.†	1,193	37,269
Envista Holdings Corp.†	1,294	26,333
EssilorLuxottica SA	2,837	1,037,593
Exact Sciences Corp.†	1,882	121,747
GE HealthCare Technologies, Inc.	5,839	437,633
Globus Medical, Inc., Class A†	679	41,005
Guardant Health, Inc.†	1,013	94,229
Intuitive Surgical, Inc.†	3,894	2,080,486
Kestra Medical Technologies, Ltd.†	835	22,862
Koninklijke Philips NV	39,121	1,070,504
Lantheus Holdings, Inc.†	1,173	67,670
Masimo Corp.†	437	61,464
Medtronic PLC	1,194	108,296
Natera, Inc.†	1,193	237,323
Novocure, Ltd.†	2,990	38,302
Omnicell, Inc.†	605	20,310
Penumbra, Inc.†	770	175,075
PROCEPT BioRobotics Corp.†	1,428	48,595
Pulse Biosciences, Inc.†	1,503	25,446
Repligen Corp.†	1,125	167,693
ResMed, Inc.	498	122,946
Revvity, Inc.	11,352	1,062,434
Siemens Healthineers AG*	20,083	1,124,331
Sonova Holding AG	1,141	309,938
Stryker Corp.	5,618	2,001,356
Sysmex Corp.	1,000	11,206
Tactile Systems Technology, Inc.†	2,365	35,641
Tandem Diabetes Care, Inc.†	733	10,262
Thermo Fisher Scientific, Inc.	4,621	2,621,909
Zimmer Biomet Holdings, Inc.	1,359	136,661
		18,999,438
Healthcare-Services — 1.3%
BrightSpring Health Services, Inc.†	2,316	76,544
Centene Corp.†	1,527	54,010
Cigna Group	4,886	1,194,187
Concentra Group Holdings Parent, Inc.	5,532	110,197
Elevance Health, Inc.	4,667	1,480,372
Encompass Health Corp.	1,121	127,626
Ensign Group, Inc.	522	94,012
Humana, Inc.	79	21,977
IQVIA Holdings, Inc.†	284	61,475
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Oscar Health, Inc., Class A†	1,878	$ 33,804
Quest Diagnostics, Inc.	9,169	1,613,286
RadNet, Inc.†	444	33,740
Select Medical Holdings Corp.	4,538	62,760
Tenet Healthcare Corp.†	9,936	2,051,685
UnitedHealth Group, Inc.	11,132	3,802,246
		10,817,921
Home Builders — 0.2%
Cavco Industries, Inc.†	151	80,000
Green Brick Partners, Inc.†	1,752	113,424
Hovnanian Enterprises, Inc., Class A†	326	39,195
Installed Building Products, Inc.	532	132,058
KB Home	1,238	77,276
NVR, Inc.†	23	165,849
Persimmon PLC	23,998	381,151
Toll Brothers, Inc.	3,284	443,176
		1,432,129
Home Furnishings — 0.3%
Panasonic Holdings Corp.	52,900	617,356
Sony Group Corp.	71,300	2,004,228
		2,621,584
Household Products/Wares — 0.1%
Avery Dennison Corp.	3,386	592,178
Central Garden & Pet Co.†	596	18,279
Kimberly-Clark Corp.	644	77,093
		687,550
Housewares — 0.0%
Scotts Miracle-Gro Co.	833	44,582
Insurance — 3.7%
Admiral Group PLC	14,778	635,998
AIA Group, Ltd.	91,600	889,412
Allstate Corp.	11,924	2,283,685
American Financial Group, Inc.	565	74,399
American International Group, Inc.	3,259	257,331
Aon PLC, Class A	1,010	344,087
Aviva PLC	82,550	725,069
AXA SA	26,627	1,154,925
Axis Capital Holdings, Ltd.	2,350	220,101
Berkshire Hathaway, Inc., Class B†	9,997	4,773,967
Chubb, Ltd.	15,548	4,305,863
Definity Financial Corp.	17,557	816,794
Equitable Holdings, Inc.	6,564	324,262
Fidelity National Financial, Inc.	1,249	68,995
Generali	11,521	442,877
Great-West Lifeco, Inc.	17,486	741,305
Hanover Insurance Group, Inc.	1,081	184,721
Hartford Insurance Group, Inc.	6,881	854,483
Horace Mann Educators Corp.	871	38,943
Kemper Corp.	1,207	54,303
Mandatum Oyj	73,306	525,735
Markel Group, Inc.†	93	183,631
Marsh & McLennan Cos., Inc.	12,134	2,161,672
Mercury General Corp.	1,127	87,117
MetLife, Inc.	6,849	546,687
Muenchener Rueckversicherungs-Gesellschaft AG	2,172	1,342,907
Palomar Holdings, Inc.†	934	106,485
Progressive Corp.	6,330	1,303,980
Reinsurance Group of America, Inc.	348	63,496
RenaissanceRe Holdings, Ltd.	1,396	354,710

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Safety Insurance Group, Inc.	300	$ 20,619
Sampo Oyj, Class A	100,353	1,118,316
Selective Insurance Group, Inc.	1,007	75,867
Storebrand ASA	32,214	499,624
Tokio Marine Holdings, Inc.	27,900	1,046,771
Travelers Cos., Inc.	2,848	765,030
TWFG, Inc.†	899	21,900
		29,416,067
Internet — 6.6%
Alibaba Group Holding, Ltd.	20,504	435,646
Alphabet, Inc., Class A	21,662	6,091,138
Alphabet, Inc., Class C	40,315	11,361,573
Amazon.com, Inc.†	57,993	14,163,050
Angi, Inc.†	326	4,326
AppLovin Corp., Class A†	523	333,324
Booking Holdings, Inc.	283	1,437,000
CDW Corp.	334	53,230
Coupang, Inc.†	10,637	340,065
DoorDash, Inc., Class A†	3,334	848,069
eBay, Inc.	1,218	99,036
IAC, Inc.†	622	20,041
Lyft, Inc., Class A†	3,639	74,454
Maplebear, Inc.†	1,862	68,633
Meta Platforms, Inc., Class A	14,231	9,226,669
Netflix, Inc.†	3,387	3,789,579
Palo Alto Networks, Inc.†	1,865	410,748
Pinterest, Inc., Class A†	22,866	756,865
Q2 Holdings, Inc.†	794	49,037
Reddit, Inc., Class A†	385	80,446
Robinhood Markets, Inc., Class A†	1,167	171,292
Sea, Ltd. ADR†	8,097	1,265,156
Shopify, Inc., Class A†	6,905	1,200,503
Snap, Inc., Class A†	6,695	52,221
Spotify Technology SA†	274	179,558
Tencent Holdings, Ltd.	5,800	469,491
Uber Technologies, Inc.†	450	43,425
Upwork, Inc.†	6,794	108,296
Ziff Davis, Inc.†	2,605	88,309
		53,221,180
Investment Companies — 0.1%
SK Square Co., Ltd.†	3,664	668,637
Iron/Steel — 0.0%
Reliance, Inc.	697	196,854
Steel Dynamics, Inc.	804	126,067
		322,921
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,019	78,799
Amadeus IT Group SA	11,086	847,455
Peloton Interactive, Inc., Class A†	4,522	32,830
Planet Fitness, Inc., Class A†	1,787	162,063
Royal Caribbean Cruises, Ltd.	637	182,711
		1,303,858
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,007	1,543,559
Las Vegas Sands Corp.	1,243	73,772
Marcus Corp.	1,335	19,224
Marriott International, Inc., Class A	1,094	285,074
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Travel & Leisure Co.	1,046	$ 65,668
Wyndham Hotels & Resorts, Inc.	778	57,129
		2,044,426
Machinery-Construction & Mining — 1.2%
Bloom Energy Corp., Class A†	653	86,301
BWX Technologies, Inc.	670	143,119
Caterpillar, Inc.	5,616	3,241,892
GE Vernova, Inc.	2,044	1,196,026
Hitachi, Ltd.	46,100	1,590,810
Mitsubishi Electric Corp.	62,300	1,745,176
Sandvik AB	37,237	1,130,799
Vertiv Holdings Co., Class A	4,235	816,762
		9,950,885
Machinery-Diversified — 1.1%
AGCO Corp.	1,439	148,447
Alamo Group, Inc.	540	96,509
Cognex Corp.	4,258	176,239
Deere & Co.	9,264	4,276,540
Dover Corp.	1,069	193,981
Esab Corp.	2,390	279,200
Graco, Inc.	585	47,835
Ingersoll Rand, Inc.	1,256	95,870
KION Group AG	10,024	710,581
Middleby Corp.†	1,421	176,531
Mueller Water Products, Inc., Class A	4,370	112,134
Rockwell Automation, Inc.	1,422	523,808
Tennant Co.	1,036	82,880
Toro Co.	2,274	169,936
Watts Water Technologies, Inc., Class A	270	73,602
Westinghouse Air Brake Technologies Corp.	9,431	1,928,074
Xylem, Inc.	692	104,388
		9,196,555
Media — 0.1%
Comcast Corp., Class A	4,418	122,975
Liberty Broadband Corp., Class C†	1,325	71,312
Liberty Global, Ltd., Class C†	2,091	23,315
Liberty Media Corp.-Liberty Formula One, Class C†	2,564	256,015
Nexstar Media Group, Inc.	559	109,413
Scholastic Corp.	1,595	45,729
Sinclair, Inc.	1,406	19,206
Sphere Entertainment Co.†	2,316	158,600
TEGNA, Inc.	1,323	26,023
Walt Disney Co.	1,781	200,576
		1,033,164
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	556	238,263
Timken Co.	1,154	90,600
Xometry, Inc., Class A†	1,869	91,002
		419,865
Mining — 0.4%
Agnico Eagle Mines, Ltd.	210	33,770
Antofagasta PLC	29,290	1,073,543
BHP Group, Ltd. (ASX)	17,152	487,620
BHP Group, Ltd. (LSE)	15,834	450,344
Franco-Nevada Corp.	1,763	329,029
Freeport-McMoRan, Inc.	2,799	116,718
Grupo Mexico SAB de CV, Class B	33,804	291,688
Ivanhoe Electric, Inc.†	9,807	145,046
MP Materials Corp.†	2,660	167,819

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Royal Gold, Inc.	578	$ 101,029
Uranium Energy Corp.†	13,265	200,699
		3,397,305
Miscellaneous Manufacturing — 0.9%
Fabrinet†	632	278,440
Illinois Tool Works, Inc.	1,041	253,921
JBT Marel Corp.	561	70,742
Parker-Hannifin Corp.	2,685	2,075,049
Siemens AG	14,374	4,068,319
Teledyne Technologies, Inc.†	482	253,927
		7,000,398
Office Furnishings — 0.0%
Steelcase, Inc., Class A	4,863	77,613
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	4,950	48,906
Zebra Technologies Corp., Class A†	97	26,117
		75,023
Oil & Gas — 2.4%
Chevron Corp.	14,629	2,307,286
ConocoPhillips	36,521	3,245,256
DCC PLC	6,167	405,889
Diamondback Energy, Inc.	978	140,040
EOG Resources, Inc.	6,333	670,285
EQT Corp.	9,499	508,956
Equinor ASA	43,309	1,034,704
Expand Energy Corp.	679	70,148
Exxon Mobil Corp.	27,358	3,128,661
HF Sinclair Corp.	2,869	148,040
Magnolia Oil & Gas Corp., Class A	2,200	49,412
Marathon Petroleum Corp.	655	127,666
Ovintiv, Inc.	2,893	108,516
Permian Resources Corp.	13,156	165,239
Range Resources Corp.	40,435	1,437,464
Shell PLC ADR	24,842	1,861,163
TotalEnergies SE	31,528	1,960,584
Valero Energy Corp.	9,178	1,556,222
Viper Energy, Inc., Class A	3,518	132,136
Weatherford International PLC	2,663	196,237
		19,253,904
Oil & Gas Services — 0.4%
Expro Group Holdings NV†	3,559	48,331
Kodiak Gas Services, Inc.	727	26,812
SLB, Ltd.	50,028	1,804,010
TechnipFMC PLC	25,648	1,060,545
Tidewater, Inc.†	1,028	52,006
		2,991,704
Packaging & Containers — 0.2%
Ball Corp.	15,215	715,105
Crown Holdings, Inc.	739	71,816
Greif, Inc., Class B	605	35,665
Packaging Corp. of America	149	29,168
Sealed Air Corp.	2,388	80,022
Sonoco Products Co.	2,285	92,703
Stora Enso Oyj, Class R	42,231	491,643
		1,516,122
Pharmaceuticals — 3.2%
AbbVie, Inc.	9,449	2,060,260
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Agios Pharmaceuticals, Inc.†	1,371	$ 59,282
Alkermes PLC†	3,158	96,951
AstraZeneca PLC ADR	54,605	4,499,452
Becton Dickinson & Co.	2,312	413,178
Bristol-Myers Squibb Co.	1,595	73,482
Cardinal Health, Inc.	706	134,684
Cencora, Inc.	5,730	1,935,651
Chugai Pharmaceutical Co., Ltd.	21,800	997,133
Chugai Pharmaceutical Co., Ltd. ADR	7,347	167,952
CVS Health Corp.	3,288	256,957
Elanco Animal Health, Inc.†	7,209	159,679
Eli Lilly & Co.	6,686	5,769,082
Johnson & Johnson	4,309	813,841
Madrigal Pharmaceuticals, Inc.†	262	109,752
McKesson Corp.	1,969	1,597,528
Merck & Co., Inc.	3,946	339,277
Neurocrine Biosciences, Inc.†	1,068	152,948
Novartis AG	14,182	1,749,422
Novo Nordisk A/S, Class B	18,834	918,452
Option Care Health, Inc.†	2,459	64,008
Pfizer, Inc.	4,880	120,292
Protagonist Therapeutics, Inc.†	654	51,417
Rhythm Pharmaceuticals, Inc.†	650	73,944
Roche Holding AG	5,957	1,916,455
Sanofi SA	12,716	1,283,962
Vaxcyte, Inc.†	1,326	60,041
Viatris, Inc.	18,266	189,236
Zoetis, Inc.	153	22,046
		26,086,364
Pipelines — 0.2%
Cheniere Energy, Inc.	1,213	257,156
Kinder Morgan, Inc.	3,650	95,593
Targa Resources Corp.	838	129,086
Williams Cos., Inc.	13,109	758,618
		1,240,453
Private Equity — 0.2%
Blackstone, Inc.	512	75,080
Bridgepoint Group PLC*	103,007	407,314
Brookfield Corp.	18,570	855,183
CVC Capital Partners PLC*	26,282	438,959
KKR & Co., Inc.	1,698	200,924
		1,977,460
Real Estate — 0.2%
CBRE Group, Inc., Class A†	920	140,236
CoStar Group, Inc.†	378	26,010
Cushman & Wakefield PLC†	7,755	121,754
Jones Lang LaSalle, Inc.†	648	197,698
Mitsui Fudosan Co., Ltd.	88,800	922,803
Transcontinental Realty Investors, Inc.†	555	24,875
		1,433,376
REITS — 1.4%
Acadia Realty Trust	7,413	141,366
American Homes 4 Rent, Class A	2,694	85,130
American Tower Corp.	6,141	1,099,116
Annaly Capital Management, Inc.	38,691	819,088
Apple Hospitality REIT, Inc.	5,805	64,958
AvalonBay Communities, Inc.	431	74,960
BXP, Inc.	681	48,480
CubeSmart	5,616	211,555
Douglas Emmett, Inc.	6,141	79,465

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
EastGroup Properties, Inc.	377	$ 65,798
Equinix, Inc.	303	256,341
Equity LifeStyle Properties, Inc.	6,566	400,854
Equity Residential	16,522	982,068
Essex Property Trust, Inc.	3,120	785,522
Gaming & Leisure Properties, Inc.	854	38,140
Healthcare Realty Trust, Inc.	8,771	155,422
Kilroy Realty Corp.	1,984	83,824
Kimco Realty Corp.	2,485	51,340
Lamar Advertising Co., Class A	1,177	139,580
Lineage, Inc.	894	35,224
LTC Properties, Inc.	810	28,415
NNN REIT, Inc.	2,318	93,786
Omega Healthcare Investors, Inc.	2,048	86,077
Orchid Island Capital, Inc.	3,725	26,932
Pebblebrook Hotel Trust	3,202	33,493
Prologis, Inc.	2,250	279,202
Public Storage	2,373	661,023
Rayonier, Inc.	2,947	65,040
Regency Centers Corp.	715	49,299
Rexford Industrial Realty, Inc.	8,386	346,510
Rithm Capital Corp.	9,791	107,407
Scentre Group	332,287	884,881
Segro PLC	37,690	345,306
Simon Property Group, Inc.	491	86,298
Smartstop Self Storage REIT, Inc.	1,324	45,479
Starwood Property Trust, Inc.	3,398	61,776
Sun Communities, Inc.	1,838	232,691
Terreno Realty Corp.	1,639	93,636
Ventas, Inc.	795	58,663
VICI Properties, Inc.	17,440	523,026
Vornado Realty Trust	2,168	82,254
Welltower, Inc.	7,675	1,389,482
WP Carey, Inc.	1,414	93,324
		11,292,231
Retail — 3.8%
Advance Auto Parts, Inc.	2,277	107,315
AutoZone, Inc.†	494	1,815,168
Bath & Body Works, Inc.	4,629	113,318
BJ's Wholesale Club Holdings, Inc.†	1,684	148,630
Brinker International, Inc.†	602	65,413
Burlington Stores, Inc.†	741	202,730
Caleres, Inc.	3,420	37,757
Carvana Co.†	11,674	3,578,548
Casey's General Stores, Inc.	420	215,540
Cava Group, Inc.†	854	45,885
Chipotle Mexican Grill, Inc.†	19,894	630,441
Citi Trends, Inc.†	878	31,450
Costco Wholesale Corp.	1,477	1,346,212
Darden Restaurants, Inc.	264	47,560
Dick's Sporting Goods, Inc.	234	51,819
Dollar Tree, Inc.†	10,592	1,049,879
Domino's Pizza, Inc.	112	44,628
Dutch Bros, Inc., Class A†	2,283	126,798
Ferguson Enterprises, Inc.†	1,682	417,977
Five Below, Inc.†	740	116,380
Floor & Decor Holdings, Inc., Class A†	1,524	95,220
Freshpet, Inc.†	716	35,234
GameStop Corp., Class A†	1,132	25,232
Home Depot, Inc.	10,321	3,917,748
Isetan Mitsukoshi Holdings, Ltd.	52,200	821,224
Security Description	Shares or Principal Amount	Value

Retail (continued)
Jack in the Box, Inc.	646	$ 10,362
Kingfisher PLC	185,814	753,792
Kohl's Corp.	2,554	41,554
Lowe's Cos., Inc.	2,419	576,036
McDonald's Corp.	11,220	3,348,385
Moncler SpA	11,335	679,395
MSC Industrial Direct Co., Inc., Class A	948	80,495
Next PLC	5,527	1,038,297
ODP Corp.†	1,125	31,365
Ollie's Bargain Outlet Holdings, Inc.†	578	69,828
O'Reilly Automotive, Inc.†	2,427	229,206
Patrick Industries, Inc.	653	68,154
Penske Automotive Group, Inc.	264	42,258
RH†	305	52,609
Ross Stores, Inc.	13,283	2,110,934
TJX Cos., Inc.	5,301	742,882
Tractor Supply Co.	7,089	383,586
Tsuruha Holdings, Inc.	10,100	175,444
Ulta Beauty, Inc.†	145	75,383
Walmart, Inc.	38,120	3,856,982
Wingstop, Inc.	743	160,956
Yum! Brands, Inc.	4,136	571,637
		30,187,646
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	6,991	42,226
TFS Financial Corp.	3,042	40,458
WSFS Financial Corp.	1,368	71,259
		153,943
Semiconductors — 9.2%
Advanced Micro Devices, Inc.†	3,690	945,083
Analog Devices, Inc.	10,469	2,451,107
Applied Materials, Inc.	4,380	1,020,978
ASML Holding NV (NASDAQ)	912	966,018
ASML Holding NV (XAMS)	3,051	3,228,715
Astera Labs, Inc.†	411	76,725
BE Semiconductor Industries NV	3,226	548,843
Broadcom, Inc.	40,434	14,945,619
Entegris, Inc.	2,156	197,425
Hamamatsu Photonics KK	26,300	295,322
Impinj, Inc.†	598	120,892
Intel Corp.†	31,176	1,246,728
KLA Corp.	2,437	2,945,699
Lam Research Corp.	5,645	888,862
Lattice Semiconductor Corp.†	2,681	195,606
MACOM Technology Solutions Holdings, Inc.†	1,007	149,167
Marvell Technology, Inc.	8,009	750,764
Micron Technology, Inc.	2,754	616,263
MKS, Inc.	1,526	219,301
Monolithic Power Systems, Inc.	961	965,805
NVIDIA Corp.	142,419	28,838,423
NXP Semiconductors NV	3,361	702,852
QUALCOMM, Inc.	5,960	1,078,164
Rambus, Inc.†	2,027	208,457
Renesas Electronics Corp.	41,000	508,410
Samsung Electronics Co., Ltd.	16,266	1,227,300
Synaptics, Inc.†	855	60,654
Taiwan Semiconductor Manufacturing Co., Ltd.	57,000	2,781,302
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,651	1,697,730
Teradyne, Inc.	344	62,525

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Texas Instruments, Inc.	16,816	$ 2,715,111
Tokyo Electron, Ltd.	4,500	998,053
		73,653,903
Software — 6.5%
Adobe, Inc.†	562	191,254
Alignment Healthcare, Inc.†	2,280	38,441
Appfolio, Inc., Class A†	424	107,878
Appian Corp., Class A†	815	24,393
Asure Software, Inc.†	3,242	28,692
Atlassian Corp., Class A†	1,067	180,771
Autodesk, Inc.†	294	88,594
Bandwidth, Inc., Class A†	1,335	21,560
BILL Holdings, Inc.†	2,101	104,336
Braze, Inc., Class A†	2,692	77,153
Broadridge Financial Solutions, Inc.	5,434	1,197,654
Cadence Design Systems, Inc.†	350	118,541
CCC Intelligent Solutions Holdings, Inc.†	9,586	83,590
Clearwater Analytics Holdings, Inc., Class A†	4,463	82,164
Cloudflare, Inc., Class A†	2,093	530,157
Commvault Systems, Inc.†	370	51,511
Confluent, Inc., Class A†	3,994	93,340
CoreWeave, Inc.†	626	83,702
CSG Systems International, Inc.	832	65,121
Datadog, Inc., Class A†	2,660	433,075
Dayforce, Inc.†	1,187	81,594
Descartes Systems Group, Inc.†	1,658	146,252
DocuSign, Inc.†	2,561	187,311
Donnelley Financial Solutions, Inc.†	388	17,829
Duolingo, Inc.†	582	157,512
Dynatrace, Inc.†	4,157	210,219
Electronic Arts, Inc.	859	171,851
Evolent Health, Inc., Class A†	3,396	22,651
Fair Isaac Corp.†	37	61,403
Fiserv, Inc.†	659	43,949
Gitlab, Inc., Class A†	2,512	122,460
Guidewire Software, Inc.†	200	46,728
HeartFlow, Inc.†	755	28,056
HubSpot, Inc.†	480	236,122
Ibotta, Inc., Class A†	628	20,259
Intuit, Inc.	1,475	984,636
IonQ, Inc.†	919	57,327
Manhattan Associates, Inc.†	387	70,461
Microsoft Corp.	61,352	31,768,679
Monday.com, Ltd.†	186	38,175
MongoDB, Inc.†	624	224,528
Nutanix, Inc., Class A†	3,419	243,569
Oracle Corp.	8,938	2,347,208
Palantir Technologies, Inc., Class A†	6,239	1,250,732
Phreesia, Inc.†	1,282	29,024
Procore Technologies, Inc.†	2,141	158,049
PTC, Inc.†	524	104,035
RingCentral, Inc., Class A†	1,492	44,939
ROBLOX Corp., Class A†	3,864	439,414
Roper Technologies, Inc.	2,971	1,325,512
Salesforce, Inc.	2,570	669,254
Samsara, Inc., Class A†	5,398	216,838
SAP SE	8,618	2,229,583
ServiceNow, Inc.†	2,478	2,277,976
ServiceTitan, Inc., Class A†	704	66,429
Snowflake, Inc.†	2,560	703,693
SS&C Technologies Holdings, Inc.	3,099	263,167
Security Description	Shares or Principal Amount	Value

Software (continued)
Strategy, Inc., Class A†	1,719	$ 463,288
Synopsys, Inc.†	1,235	560,468
Take-Two Interactive Software, Inc.†	99	25,381
Twilio, Inc., Class A†	987	133,127
Veeva Systems, Inc., Class A†	1,217	354,390
Workday, Inc., Class A†	329	78,934
Workiva, Inc.†	975	82,885
Zoom Communications, Inc.†	1,388	121,075
ZoomInfo Technologies, Inc.†	1,942	21,789
		52,510,688
Telecommunications — 1.5%
A10 Networks, Inc.	3,563	63,564
Arista Networks, Inc.†	9,408	1,483,547
AST SpaceMobile, Inc.†	819	65,725
AT&T, Inc.	2,613	64,672
BT Group PLC	390,411	952,680
Ciena Corp.†	2,855	542,222
Cisco Systems, Inc.	6,317	461,836
Corning, Inc.	1,567	139,588
Credo Technology Group Holding, Ltd.†	1,280	240,154
GCI Liberty, Inc., Class C†	264	9,669
InterDigital, Inc.	1,566	566,829
Iridium Communications, Inc.	3,598	68,902
KDDI Corp.	64,900	1,036,606
KT Corp.	20,364	702,503
Telefonaktiebolaget LM Ericsson, Class B	90,055	908,110
Telephone & Data Systems, Inc.	1,285	49,884
Telstra Group, Ltd.	175,624	560,764
T-Mobile US, Inc.	17,591	3,694,989
Ubiquiti, Inc.	156	122,800
United States Cellular Corp.	403	19,795
		11,754,839
Textiles — 0.0%
UniFirst Corp.	396	61,123
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	4,834	88,849
Nintendo Co., Ltd.	4,900	414,772
		503,621
Transportation — 0.8%
Canadian National Railway Co.	1,167	111,927
CryoPort, Inc.†	3,130	28,921
CSX Corp.	46,594	1,678,316
Hub Group, Inc., Class A	1,415	52,114
Knight-Swift Transportation Holdings, Inc.	718	32,396
Landstar System, Inc.	563	72,306
Norfolk Southern Corp.	3,702	1,049,073
Old Dominion Freight Line, Inc.	13,795	1,937,094
RXO, Inc.†	2,086	36,985
Saia, Inc.†	947	276,998
Union Pacific Corp.	5,100	1,123,887
XPO, Inc.†	729	104,881
		6,504,898
Water — 0.0%
American Water Works Co., Inc.	1,099	141,145
Essential Utilities, Inc.	2,978	116,231
		257,376
Total Common Stocks (cost $467,305,029)		644,201,843

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	$ 24,981
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,431
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	45,000
Databricks, Inc. Series H†(1)(2)	858	128,700
		173,700
Total Convertible Preferred Stocks (cost $115,442)		202,112
CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	$ 200,000	198,810
General Dynamics Corp.
2.25%, 06/01/2031	250,000	226,334
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	113,027
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	23,005
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	40,737
		601,913
Agriculture — 0.0%
Altria Group, Inc.
5.80%, 02/14/2039	60,000	61,792
BAT Capital Corp.
4.39%, 08/15/2037	240,000	220,511
		282,303
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	101,727	95,468
United Airlines Pass-Through Trust
4.15%, 02/25/2033	72,963	71,726
		167,194
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	247,685
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	163,770
Ford Motor Co.
5.29%, 12/08/2046	200,000	169,132
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	286,838
Hyundai Capital America
1.30%, 01/08/2026*	80,000	79,557
2.00%, 06/15/2028*	260,000	245,087
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,348
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	172,393
Toyota Motor Credit Corp.
4.05%, 09/05/2028	225,000	225,573
4.80%, 01/05/2026	260,000	260,249
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	$ 200,000	$ 202,290
		2,217,922
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	187,178
Banks — 1.1%
Banco Santander SA
3.49%, 05/28/2030	200,000	192,423
Bank of America Corp.
2.30%, 07/21/2032	220,000	195,733
2.59%, 04/29/2031	150,000	139,510
2.65%, 03/11/2032	200,000	182,870
2.68%, 06/19/2041	100,000	74,216
3.50%, 04/19/2026	75,000	74,814
4.33%, 03/15/2050	380,000	325,045
Barclays PLC
2.28%, 11/24/2027	200,000	195,937
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	200,000	206,100
Citigroup, Inc.
3.89%, 01/10/2028	100,000	99,614
4.65%, 07/23/2048	25,000	22,290
Danske Bank A/S
5.71%, 03/01/2030*	200,000	207,935
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	42,054
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	140,498
3.80%, 03/15/2030	125,000	122,920
4.41%, 04/23/2039	275,000	255,398
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	210,905
7.40%, 11/13/2034	200,000	228,105
ING Groep NV
6.11%, 09/11/2034	200,000	216,209
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	74,082
2.52%, 04/22/2031	150,000	139,415
3.78%, 02/01/2028	100,000	99,569
3.90%, 01/23/2049	100,000	81,149
5.58%, 07/23/2036	120,000	124,424
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	215,833
Morgan Stanley
3.13%, 07/27/2026	100,000	99,352
3.62%, 04/01/2031	150,000	145,680
5.66%, 04/18/2030	255,000	266,006
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	260,000	264,082
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	45,000	46,227
Royal Bank of Canada
2.30%, 11/03/2031	385,000	344,966
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	131,823
6.34%, 05/31/2035	130,000	138,180
6.50%, 03/09/2029	70,000	72,842
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	295,097

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	$ 250,000	$ 253,846
Societe Generale SA
6.07%, 01/19/2035*	200,000	210,185
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	196,110
State Street Corp.
5.16%, 05/18/2034	160,000	165,566
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	200,479
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	245,957
Toronto-Dominion Bank
4.99%, 04/05/2029	130,000	133,317
Truist Financial Corp.
1.95%, 06/05/2030	95,000	85,662
UBS Group AG
1.36%, 01/30/2027*	260,000	258,101
3.18%, 02/11/2043*	200,000	154,098
4.19%, 04/01/2031*	250,000	247,204
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	170,281
3.07%, 04/30/2041	510,000	397,656
3.58%, 05/22/2028	85,000	84,269
5.71%, 04/22/2028	165,000	168,614
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	206,015
		8,848,663
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	146,473
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	193,925
JDE Peet's NV
1.38%, 01/15/2027*	260,000	250,898
		591,296
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	222,384
5.15%, 03/02/2028	145,000	148,241
		370,625
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	334,124
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	305,327
4.25%, 12/15/2047	50,000	42,171
Owens Corning
5.70%, 06/15/2034	90,000	94,741
		776,363
Chemicals — 0.0%
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	260,197
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	188,024
Georgetown University
4.32%, 04/01/2049	50,000	42,536
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Leland Stanford Junior University
1.29%, 06/01/2027	$ 70,000	$ 67,318
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	47,395
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	90,988
University of Southern California
2.95%, 10/01/2051	400,000	267,054
Verisk Analytics, Inc.
4.50%, 08/15/2030	65,000	65,294
		768,609
Computers — 0.0%
Apple, Inc.
1.70%, 08/05/2031	215,000	190,060
3.25%, 02/23/2026	100,000	99,757
3.75%, 09/12/2047	50,000	40,177
		329,994
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	147,688
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	228,779
American Express Co.
4.90%, 02/13/2026	290,000	290,406
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	109,387
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	164,919
6.05%, 02/01/2035	65,000	68,923
Enact Holdings, Inc.
6.25%, 05/28/2029	35,000	36,630
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	140,883
		1,187,615
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	62,763
Alabama Power Co.
3.13%, 07/15/2051	250,000	170,572
Ameren Corp.
5.70%, 12/01/2026	245,000	248,577
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	118,629
Appalachian Power Co.
4.40%, 05/15/2044	50,000	42,514
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,329
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,718
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,302
5.10%, 03/01/2029	225,000	230,664
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	217,797
Duke Energy Corp.
2.65%, 09/01/2026	50,000	49,398
5.70%, 09/15/2055	125,000	124,707
Enel Finance International NV
2.13%, 07/12/2028*	200,000	189,318
Engie SA
5.63%, 04/10/2034*	200,000	209,140

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Exelon Corp.
3.40%, 04/15/2026	$ 125,000	$ 124,505
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	100,246
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,770
Jersey Central Power & Light Co.
5.15%, 01/15/2036*	55,000	55,753
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	100,010
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	40,890
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	52,862
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	44,287
Southern California Edison Co.
5.15%, 06/01/2029	90,000	91,690
5.88%, 12/01/2053	200,000	194,669
Southern Co.
4.40%, 07/01/2046	25,000	21,420
5.70%, 03/15/2034	125,000	131,929
		2,709,459
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	25,000	25,065
5.05%, 04/05/2029	80,000	82,350
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	240,616
		348,031
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	274,477
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	127,780
3.20%, 06/01/2032	135,000	125,417
Waste Management, Inc.
4.88%, 02/15/2034	200,000	204,327
		732,001
Food — 0.0%
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	23,090
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	26,543
NiSource, Inc.
1.70%, 02/15/2031	90,000	78,283
3.95%, 03/30/2048	115,000	91,658
5.35%, 04/01/2034	150,000	154,258
Southern California Gas Co.
4.13%, 06/01/2048	25,000	20,310
		371,052
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	185,265
Baxter International, Inc.
1.92%, 02/01/2027	225,000	218,590
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Revvity, Inc.
1.90%, 09/15/2028	$ 210,000	$ 196,463
Solventum Corp.
5.40%, 03/01/2029	59,000	61,020
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	111,415
		772,753
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	44,584
Centra Health, Inc.
4.70%, 01/01/2048	45,000	36,741
Cigna Group
3.88%, 10/15/2047	50,000	39,033
4.50%, 09/15/2030	40,000	40,156
4.80%, 07/15/2046	25,000	22,502
CommonSpirit Health
2.78%, 10/01/2030	55,000	51,088
3.91%, 10/01/2050	305,000	231,833
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	98,629
HCA, Inc.
4.13%, 06/15/2029	65,000	64,542
4.38%, 03/15/2042	65,000	56,072
5.45%, 09/15/2034	95,000	97,747
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	92,604
Humana, Inc.
5.38%, 04/15/2031	70,000	72,300
5.95%, 03/15/2034	125,000	131,785
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	208,956
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	95,758
Stanford Health Care
3.80%, 11/15/2048	10,000	7,894
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,813
2.90%, 05/15/2050	150,000	97,125
4.63%, 11/15/2041	25,000	23,129
4.75%, 07/15/2045	75,000	68,314
5.38%, 04/15/2054	180,000	173,183
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,588
		1,829,376
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	49,956
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	35,726
Athene Global Funding
4.86%, 08/27/2026*	265,000	266,273
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	103,269
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	197,688
CNO Global Funding
2.65%, 01/06/2029*	315,000	298,584
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	55,235

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Jackson National Life Global Funding
4.90%, 01/13/2027*	$ 265,000	$ 267,023
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,845
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	253,674
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	113,301
3.70%, 05/15/2029	25,000	24,539
4.30%, 11/15/2046	25,000	21,523
RGA Global Funding
4.35%, 08/25/2028*	65,000	65,122
5.45%, 05/24/2029*	145,000	150,353
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,880
Willis North America, Inc.
4.50%, 09/15/2028	50,000	50,348
		2,005,339
Internet — 0.1%
Amazon.com, Inc.
4.95%, 12/05/2044	65,000	63,693
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,021
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	220,605
		399,319
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	258,258
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	299,940
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	201,663
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	262,469
		464,132
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	111,122
3.75%, 02/15/2028	125,000	123,130
6.10%, 06/01/2029	60,000	62,722
Comcast Corp.
1.95%, 01/15/2031	70,000	61,971
2.65%, 02/01/2030	30,000	28,086
3.90%, 03/01/2038	240,000	209,535
5.50%, 05/15/2064	60,000	55,378
Walt Disney Co.
2.75%, 09/01/2049	300,000	194,548
		846,492
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	183,795
Security Description	Shares or Principal Amount	Value

Mining (continued)
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	$ 200,000	$ 189,708
		373,503
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	73,776
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	49,405
3.28%, 09/19/2027	25,000	24,697
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	65,591
6.25%, 03/15/2038	25,000	26,677
Chevron USA, Inc.
4.30%, 10/15/2030	195,000	196,554
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	89,903
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	46,178
HF Sinclair Corp.
6.25%, 01/15/2035	205,000	214,327
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	54,667
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,637
4.50%, 03/04/2029*	55,000	55,028
		847,664
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	92,591
4.80%, 03/15/2029	230,000	235,337
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	208,621
4.88%, 03/03/2028	200,000	204,330
Becton Dickinson & Co.
5.08%, 06/07/2029	250,000	256,640
CVS Health Corp.
5.00%, 09/15/2032	30,000	30,476
5.05%, 03/25/2048	100,000	89,414
5.40%, 06/01/2029	70,000	72,438
5.88%, 06/01/2053	200,000	196,426
Zoetis, Inc.
4.15%, 08/17/2028	255,000	255,751
		1,642,024
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	51,551
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,325
3.70%, 01/15/2039*	15,000	12,878
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	53,184
Enbridge, Inc.
5.50%, 12/01/2046	113,000	112,178
5.63%, 04/05/2034	90,000	93,932
6.70%, 11/15/2053	35,000	39,024
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	266,781
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	56,440

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
4.80%, 02/15/2031	$ 145,000	$ 146,225
5.65%, 03/01/2053	150,000	141,195
ONEOK, Inc.
5.40%, 10/15/2035	135,000	135,497
6.63%, 09/01/2053	180,000	189,416
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	25,049
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	25,089
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	40,000	40,407
Targa Resources Corp.
5.50%, 02/15/2035	70,000	71,268
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	109,105
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,427
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	213,933
5.15%, 03/15/2034	25,000	25,393
		1,844,297
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	51,817
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	82,896
American Tower Corp.
1.45%, 09/15/2026	315,000	307,715
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	44,171
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	68,739
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	144,671
Essex Portfolio LP
4.00%, 03/01/2029	90,000	89,275
4.50%, 03/15/2048	15,000	13,018
Extra Space Storage LP
4.00%, 06/15/2029	40,000	39,595
4.95%, 01/15/2033	65,000	65,356
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	54,099
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	70,329
2.88%, 01/15/2031	125,000	115,237
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	44,496
Prologis LP
2.13%, 04/15/2027	115,000	112,073
4.00%, 09/15/2028	70,000	70,007
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	127,144
Realty Income Corp.
2.20%, 06/15/2028	25,000	23,863
3.10%, 12/15/2029	70,000	67,460
3.95%, 08/15/2027	25,000	24,957
4.63%, 11/01/2025	60,000	60,000
Security Description	Shares or Principal Amount	Value

REITS (continued)
Regency Centers LP
5.25%, 01/15/2034	$ 245,000	$ 252,323
Simon Property Group LP
2.65%, 02/01/2032	285,000	255,628
3.80%, 07/15/2050	100,000	76,792
Welltower OP LLC
5.13%, 07/01/2035	240,000	244,683
WP Carey, Inc.
3.85%, 07/15/2029	90,000	88,424
		2,542,951
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	91,380
3.13%, 04/21/2026	50,000	49,753
5.05%, 07/15/2026	180,000	181,146
Carvana Co.
9.00%, 06/01/2031*(3)	89,917	100,054
13.00%, 06/01/2030*(3)	65,427	68,330
Dollar General Corp.
4.63%, 11/01/2027	240,000	241,752
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	296,270
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,788
3.90%, 06/01/2029	95,000	94,053
5.00%, 08/19/2034	195,000	196,402
5.75%, 11/20/2026	45,000	45,726
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	52,412
Tractor Supply Co.
5.25%, 05/15/2033	250,000	258,758
		1,700,824
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	95,000	96,403
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	213,228
Intel Corp.
4.60%, 03/25/2040	150,000	135,733
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,849
4.30%, 08/19/2028	40,000	40,060
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,622
		526,895
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	56,571
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	90,359
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,659
5.45%, 03/15/2034	245,000	248,661
Microsoft Corp.
3.13%, 11/03/2025	25,000	25,000
4.20%, 11/03/2035	250,000	250,863
Oracle Corp.
5.55%, 02/06/2053	65,000	58,389
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	152,431
2.00%, 06/30/2030	30,000	27,054

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.80%, 12/15/2026	$ 25,000	$ 24,911
Salesforce, Inc.
2.70%, 07/15/2041	395,000	289,910
VMware LLC
1.40%, 08/15/2026	205,000	200,771
		1,459,579
Telecommunications — 0.2%
AT&T, Inc.
2.25%, 02/01/2032	280,000	244,936
3.50%, 06/01/2041	130,000	102,857
3.80%, 12/01/2057	64,000	45,184
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	253,715
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	71,698
NTT Finance Corp.
4.88%, 07/16/2030*	200,000	203,784
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	257,814
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	134,481
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	99,563
2.65%, 11/20/2040	490,000	350,810
2.99%, 10/30/2056	35,000	21,263
3.15%, 03/22/2030	150,000	143,323
		1,929,428
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	243,778
4.15%, 04/01/2045	25,000	21,278
4.15%, 12/15/2048	25,000	20,824
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	196,158
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	97,630
2.88%, 11/15/2029	70,000	66,522
3.50%, 05/01/2050	110,000	80,962
CSX Corp.
4.30%, 03/01/2048	25,000	21,254
FedEx Corp.
3.88%, 08/01/2042	200,000	158,365
		906,771
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	80,222
6.90%, 05/01/2034	220,000	247,606
		327,828
Total Corporate Bonds & Notes (cost $44,197,144)		41,876,471
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.2%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	250,000	250,010
Series 2025-A, Class A2 4.45%, 06/15/2033*	223,899	224,426
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.28%, (SOFR30A+1.10%), 12/26/2031*	$ 109,661	$ 109,946
CarMax Auto Owner Trust
Series 2025-4, Class A4 4.08%, 06/16/2031	50,000	49,860
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,753
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	140,377
Series 2024-P4, Class A3 4.64%, 01/10/2030	50,000	50,210
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	86,225
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,182
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	41,682	41,802
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	60,874
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	195,094	196,184
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	100,531
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	130,563	130,553
Series 2025-1, Class A3 4.74%, 01/16/2029	100,000	100,323
Toyota Lease Owner Trust
Series 2025-A, Class A4 4.81%, 06/20/2029*	90,000	91,011
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	175,000	175,893
		1,869,160
Other Asset Backed Securities — 0.5%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	225,000	225,685
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.98%, (TSFR3M+1.10%), 10/20/2034*	310,000	310,139
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	118,917	119,222
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	211,607
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	100,571
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	112,391	105,920
Series 2020-2A, Class A2 3.24%, 01/20/2051*	88,281	85,301

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	$ 51,059	$ 52,741
Series 2023-A, Class B 6.53%, 02/25/2038*	51,059	52,536
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.38%, (TSFR3M+1.50%), 01/17/2037*	250,000	250,510
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.22%, (TSFR3M+1.35%), 07/24/2036*	340,000	340,029
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 4.96%, (TSFR3M+1.06%), 10/15/2030*	47,727	47,716
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	17,632	16,915
Series 2019-2A, Class A 2.22%, 10/20/2038*	35,014	34,836
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A 4.18%, 09/25/2030*	70,000	69,939
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	82,286	76,945
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	87,332	87,402
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.21%, (TSFR3M+1.34%), 11/26/2037*	250,000	250,513
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	69,255	70,179
Series 2023-1A, Class A 5.87%, 05/21/2029*	4,075	4,080
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.15%, (TSFR3M+1.25%), 02/15/2038*	255,000	254,863
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	175,000	176,015
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	150,000	150,898
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	99,786	94,874
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 5.08%, (TSFR3M+1.20%), 07/20/2035*	315,000	314,804
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	120,000	122,870
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	108,846	101,514
Sierra Timeshare Receivables Funding LLC
Series 2025-3A, Class A 4.44%, 08/22/2044*	100,000	99,322
Series 2025-2A, Class A 4.72%, 04/20/2044*	83,872	84,150
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	$ 60,223	$ 55,091
Series 2020-A, Class A2A 2.23%, 09/15/2037*	29,240	28,334
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	99,413	98,540
		4,094,061
Total Asset Backed Securities (cost $5,953,328)		5,963,221
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Commercial and Residential — 0.7%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	36,473	31,866
Series 2021-1, Class A2 1.12%, 01/25/2066*(4)	11,817	10,356
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	70,000	57,884
BANK
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	46,391
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,603
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	100,000	106,588
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	60,000	63,172
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(4)	70,000	73,492
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	54,507	49,243
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,800
BBCMS Mtg. Trust VRS
Series 2025-C35, Class A5 5.59%, 07/15/2058(4)	205,000	216,463
Benchmark Mtg. Trust
Series 2025-B41, Class A5 5.41%, 07/15/2068	100,000	104,524
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(4)	35,000	36,413
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	120,000	126,799
Series 2024-V8, Class AM 6.63%, 07/15/2057(4)	290,000	307,447
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.37%, (TSFR1M+1.34%), 02/15/2039*	208,937	208,284
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.67%, (TSFR1M+1.64%), 05/15/2041*	212,916	213,049
BX Trust FRS
Series 2025-ROIC, Class A 5.18%, (TSFR1M+1.14%), 03/15/2030*	298,834	298,181

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(4)	$ 105,000	$ 106,338
Chase Home Lending Mtg. TrusT VRS
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	23,030	20,627
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	13,140	11,995
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	34,602	29,918
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(4)	1,886	1,863
Series 2022-3, Class A1 3.90%, 02/25/2067*(4)	107,609	106,056
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.18%, (SOFR30A+1.00%), 05/25/2044*	44,742	44,812
Series 2023-R04, Class 1M1 6.48%, (SOFR30A+2.30%), 05/25/2043*	130,002	132,811
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.40%, (TSFR1M+1.35%), 11/15/2042*	100,000	100,125
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	90,710	91,355
EFMT VRS
Series 2025-NQM5, Class A1 5.03%, 11/25/2070*(4)	100,000	99,762
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	47,053	39,653
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	38,249	36,176
GCAT Trust
Series 2025-NQM4, Class A1 7.49%, 06/25/2070*(5)	178,846	180,400
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(4)	26,335	22,953
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(4)	125,000	129,411
J.P. Morgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-NINE, Class A 2.95%, 09/06/2038*(4)	128,000	125,940
JP Morgan Mtg. Trust Series VRS
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(4)	115,772	116,507
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 4.94%, (TSFR1M+0.94%), 08/25/2050*	3,967	3,743
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	2,938	2,666
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	7,591	6,852
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	8,281	7,484
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	$ 15,076	$ 13,464
MARQ Trust FRS
Series 2024-HOU, Class A 5.62%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,656
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.25%, (TSFR1M+1.21%), 04/15/2038*	164,000	163,949
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	110,000	116,972
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(5)	98,346	98,949
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	65,709	54,614
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(4)	96,236	96,734
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	118,151	102,348
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(4)	220,946	222,157
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.46%, 11/05/2041*(4)	70,000	69,257
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.21%, (TSFR1M+1.21%), 10/25/2059*	2,663	2,663
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.34%, 08/10/2042*(4)	190,000	193,153
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.17%, 12/25/2049*(4)	153,192	132,790
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	304	301
Series 2024-HYB1, Class A1A 4.43%, 11/25/2063*(4)	85,024	85,593
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	10,509	9,995
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(4)	18,515	18,332
Towd Point Mtg. Trust VRS
Series 2024-2, Class A1B 4.86%, 12/25/2064*(4)	256,034	257,422
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	103,533	104,601
Verus Securitization Trust FRS
Series 2025-7, Class A1F 5.38%, (SOFR30A+1.20%), 08/25/2070*	142,935	143,084
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(4)	200,000	200,266
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	50,000	51,448

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	$ 70,000	$ 66,575
		5,734,325
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	557,898
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	849,965
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	392,391
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	318,081
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.03%, (SOFR30A+0.85%), 11/25/2041*	24,848	24,833
Series 2025-HQA1, Class A1 5.13%, (SOFR30A+0.95%), 02/25/2045*	33,125	33,156
		2,176,324
Total Collateralized Mortgage Obligations (cost $7,887,906)		7,910,649
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.0%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,644,600	1,056,105
1.25%, 05/15/2050	228,400	113,486
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,068,980
1.63%, 11/15/2050	340,000	184,848
1.75%, 08/15/2041	575,000	393,695
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,652,502
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,963,242
2.25%, 05/15/2041 to 02/15/2052	1,327,000	884,851
2.38%, 02/15/2042 to 05/15/2051	1,271,000	855,189
2.50%, 02/15/2045	170,000	123,111
2.75%, 08/15/2047	380,000	278,484
2.88%, 05/15/2043 to 05/15/2052	1,315,000	973,661
3.00%, 11/15/2044 to 08/15/2052	1,420,000	1,082,707
3.13%, 11/15/2041 to 05/15/2048	630,000	515,313
3.25%, 05/15/2042	350,000	296,584
3.38%, 08/15/2042 to 11/15/2048	602,500	510,954
3.63%, 02/15/2053	436,500	364,392
3.63%, 05/15/2053(6)	2,545,000	2,122,590
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,392,443
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,253,879
4.13%, 08/15/2044 to 08/15/2053	822,200	760,588
4.25%, 02/15/2054 to 08/15/2054	695,000	647,891
4.38%, 08/15/2043	250,000	243,164
4.50%, 02/15/2044 to 11/15/2054	1,640,000	1,606,154
4.63%, 05/15/2044 to 02/15/2055	2,620,000	2,608,758
4.75%, 11/15/2043 to 05/15/2055	2,045,000	2,071,414
5.00%, 05/15/2045	1,105,000	1,156,452
United States Treasury Notes
0.63%, 05/15/2030	175,000	152,797
0.75%, 08/31/2026	1,640,000	1,600,297
1.25%, 08/15/2031	1,375,000	1,194,800
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.88%, 02/28/2027	$ 2,405,000	$ 2,349,478
2.75%, 07/31/2027 to 08/15/2032	1,460,000	1,371,133
2.88%, 05/15/2032	460,000	433,981
3.38%, 05/15/2033	560,000	539,897
3.50%, 02/15/2033	115,000	112,022
3.63%, 08/31/2027 to 08/31/2030	9,220,000	9,219,325
3.88%, 03/31/2027 to 08/15/2034	5,010,000	5,036,954
4.00%, 02/29/2028 to 02/15/2034	10,850,000	10,967,231
4.13%, 02/28/2027 to 11/15/2032	5,665,000	5,724,223
4.25%, 02/28/2029 to 05/15/2035	5,060,000	5,156,825
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,396,668
4.50%, 05/31/2029	1,285,000	1,321,693
4.63%, 02/15/2035	1,330,000	1,387,356
		80,146,117
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	11,654	10,342
3.50%, 09/20/2049 to 02/20/2050	9,883	9,181
		19,523
Total U.S. Government & Agency Obligations (cost $86,816,841)		80,165,640
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	315,017
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	229,133
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	234,232
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,886
		803,268
Sovereign — 0.2%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	200,000	210,251
Republic of Panama
3.30%, 01/19/2033	350,000	305,620
Republic of Peru
5.38%, 02/08/2035	60,000	61,591
Republic of Poland
5.50%, 03/18/2054	295,000	290,791
United Mexican States
2.66%, 05/24/2031	200,000	178,760
3.50%, 02/12/2034	230,000	199,467
		1,246,480
Total Foreign Government Obligations (cost $2,101,902)		2,049,748
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	263,497
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	164,587
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	82,361

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	$ 50,000	$ 56,115
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	225,000	245,094
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	261,141
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	171,762
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	26,251
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,815
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	229,143
2.99%, 11/01/2038	60,000	52,510
3.09%, 11/01/2040	135,000	111,541
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	24,260
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	119,741
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	57,220
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	40,000	42,372
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	40,000	44,408
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	142,840
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	179,920
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	52,598
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	44,000	48,431
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	164,816
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	51,858
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	125,586
Security Description	Shares or Principal Amount	Value

San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	$ 5,000	$ 4,679
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	60,887
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	110,444
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	93,623
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	24,235
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	86,371
Total Municipal Securities (cost $3,904,153)		3,146,106
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	936	0
WARRANTS — 0.0%
Retail — 0.0%
GameStop Corp., 10/30/2026† (cost $0)	113	339
Total Long-Term Investment Securities (cost $618,281,745)		785,516,129
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(7)	16,679,570	16,679,570
T. Rowe Price Treasury Reserve Fund 4.13%(7)	120	120
Total Short-Term Investments (cost $16,679,690)		16,679,690
TOTAL INVESTMENTS (cost $634,961,435)	99.8%	802,195,819
Other assets less liabilities	0.2	1,862,925
NET ASSETS	100.0%	$804,058,744
^	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $20,503,695 representing 2.6% of net assets.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21, 12/17/21	42	$71,588	$72,054	$1,715.57	0.0%
Gusto, Inc.	10/04/21	775	22,311	18,832	24.30	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	3,410	3,431	1,715.57	0.0
Databricks, Inc. Series G	02/02/21	300	17,737	45,000	150.00	0.0
Databricks, Inc. Series H	08/31/21	858	63,049	128,700	150.00	0.0
Gusto, Inc. Series E	07/13/21	1,028	31,246	24,981	24.30	0.0
				$292,998		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 44	0.482	2,500,000	USD	2,500,000	1.000%	Quarterly	Jun 2030	$ 52,391	$2,601	$ 54,992
Centrally Cleared	CDX Investment Grade Index Series 45	0.526	4,075,000	USD	4,075,000	1.000	Quarterly	Dec 2030	90,698	(832)	89,866
					1,575,000				$143,089	$1,769	$144,858
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	U.S. Treasury Long Bonds	December 2025	$464,132	$469,250	$5,118
1	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	116,077	115,485	592
						$5,710
						Unrealized (Depreciation)
67	Long	U.S. Treasury 5 Year Notes	December 2025	$7,321,010	$7,317,133	$(3,877)
		Net Unrealized Appreciation (Depreciation)				$1,833
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$7,763,079	$—	$0	$7,763,079
Commercial Services	9,426,602	—	18,832	9,445,434
Computer Graphics	—	—	72,054	72,054
Other Industries	626,921,276	—	—	626,921,276
Convertible Preferred Stocks	—	—	202,112	202,112
Corporate Bonds & Notes	—	41,876,471	—	41,876,471
Asset Backed Securities	—	5,963,221	—	5,963,221
Collateralized Mortgage Obligations	—	7,910,649	—	7,910,649
U.S. Government & Agency Obligations	—	80,165,640	—	80,165,640
Foreign Government Obligations	—	2,049,748	—	2,049,748
Municipal Securities	—	3,146,106	—	3,146,106
Escrows and Litigation Trusts	—	—	0	0
Warrants	339	—	—	339
Short-Term Investments	16,679,690	—	—	16,679,690
Total Investments at Value	$660,790,986	$141,111,835	$292,998	$802,195,819
Other Financial Instruments:†
Swaps	$—	$2,601	$—	$2,601
Futures Contracts	5,710	—	—	5,710
Total Other Financial Instruments	$5,710	$2,601	$—	$8,311
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$832	$—	$832
Futures Contracts	3,877	—	—	3,877
Total Other Financial Instruments	$3,877	$832	$—	$4,709
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.2%
Advertising — 0.0%
Trade Desk, Inc., Class A†	1,646	$ 82,761
Aerospace/Defense — 1.4%
Boeing Co.	3,223	647,888
Firefly Aerospace, Inc.†	294	7,132
General Electric Co.	21,480	6,636,246
Howmet Aerospace, Inc.	1,766	363,708
L3Harris Technologies, Inc.	2,134	616,939
Melrose Industries PLC	208,628	1,714,610
Northrop Grumman Corp.	2,145	1,251,500
Rheinmetall AG	808	1,584,677
Rolls-Royce Holdings PLC	127,177	1,949,735
RTX Corp.	1,500	267,750
Safran SA	7,656	2,717,122
Thales SA	2,183	621,259
TransDigm Group, Inc.	475	621,542
		19,000,108
Agriculture — 0.1%
Altria Group, Inc.	4,109	231,665
Farmer's Business Network, Inc.†(1)(2)	413	0
Philip Morris International, Inc.	5,294	764,083
		995,748
Airlines — 0.1%
Ryanair Holdings PLC ADR	21,411	1,337,759
United Airlines Holdings, Inc.†	1,399	131,562
		1,469,321
Apparel — 0.3%
Asics Corp.	69,400	1,775,642
Kering SA	4,346	1,536,889
NIKE, Inc., Class B	1,421	91,782
Samsonite Group SA*	269,400	564,071
Tapestry, Inc.	722	79,290
		4,047,674
Auto Manufacturers — 1.1%
Cummins, Inc.	501	219,278
General Motors Co.	3,535	244,233
PACCAR, Inc.	1,287	126,641
Subaru Corp.	44,500	947,982
Suzuki Motor Corp.	85,600	1,281,972
Tesla, Inc.†	20,464	9,343,044
Toyota Motor Corp.	145,500	2,962,682
		15,125,832
Auto Parts & Equipment — 0.1%
Autoliv, Inc. SDR	12,410	1,436,909
Dowlais Group PLC	320,328	348,014
		1,784,923
Banks — 4.6%
ABN AMRO Bank NV CVA*	25,548	762,995
ANZ Group Holdings, Ltd.	74,216	1,779,707
Banco Bilbao Vizcaya Argentaria SA	87,919	1,766,860
Banco Santander SA	262,217	2,667,609
Bank of America Corp.	82,461	4,407,540
Bank of New York Mellon Corp.	3,238	349,477
Barclays PLC	301,082	1,609,813
BAWAG Group AG*	2,152	277,568
Citigroup, Inc.	23,254	2,354,002
DBS Group Holdings, Ltd.	52,210	2,163,249
DNB Bank ASA	93,462	2,383,319
Security Description	Shares or Principal Amount	Value

Banks (continued)
Erste Group Bank AG	13,258	$ 1,371,545
Fifth Third Bancorp	24,466	1,018,275
Goldman Sachs Group, Inc.	3,159	2,493,620
HDFC Bank, Ltd.	131,552	1,464,064
Huntington Bancshares, Inc.	11,333	174,982
ING Groep NV	88,506	2,215,797
Intesa Sanpaolo SpA	247,931	1,593,496
JPMorgan Chase & Co.	30,850	9,598,052
KeyCorp	98,953	1,740,583
Lloyds Banking Group PLC	1,790,520	2,095,345
Macquarie Group, Ltd.	10,203	1,459,068
Mitsubishi UFJ Financial Group, Inc.	210,200	3,178,029
Morgan Stanley	15,091	2,474,924
National Bank of Canada	12,000	1,340,701
Popular, Inc.	604	67,328
Skandinaviska Enskilda Banken AB, Class A	90,071	1,719,837
Societe Generale SA	33,181	2,098,180
Standard Chartered PLC	112,911	2,313,224
State Street Corp.	1,123	129,886
Sumitomo Mitsui Trust Group, Inc.	44,800	1,229,958
Truist Financial Corp.	1,169	52,172
UBS Group AG	44,397	1,695,334
UniCredit SpA	29,587	2,183,644
US Bancorp	9,091	424,368
Wells Fargo & Co.	3,847	334,574
Western Alliance Bancorp	1,154	89,262
		65,078,387
Beverages — 0.3%
Coca-Cola Co.	14,652	1,009,523
Diageo PLC	43,545	1,001,088
Heineken NV	16,420	1,268,833
Keurig Dr Pepper, Inc.	8,217	223,174
Monster Beverage Corp.†	2,854	190,733
PepsiCo, Inc.	2,968	433,595
		4,126,946
Biotechnology — 0.4%
Amgen, Inc.	381	113,702
Argenx SE ADR†	1,908	1,561,698
BeOne Medicines, Ltd. ADR†	659	204,606
Corteva, Inc.	3,582	220,078
Gilead Sciences, Inc.	27,301	3,270,387
Regeneron Pharmaceuticals, Inc.	429	279,622
Vertex Pharmaceuticals, Inc.†	1,298	552,390
		6,202,483
Building Materials — 0.3%
Carrier Global Corp.	2,797	166,394
Heidelberg Materials AG	581	136,014
Holcim AG	13,983	1,239,574
Johnson Controls International PLC	1,925	220,201
Kingspan Group PLC	7,425	555,442
Knife River Corp.†	1,105	66,808
Lennox International, Inc.	73	36,865
Louisiana-Pacific Corp.	1,355	118,034
Owens Corning	5,234	666,341
Trane Technologies PLC	692	310,466
Vulcan Materials Co.	701	202,939
West Fraser Timber Co., Ltd. (NASDAQ)	1,819	110,959
West Fraser Timber Co., Ltd. (TSX)	1,555	94,904
		3,924,941

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals — 0.9%
Air Liquide SA	12,709	$ 2,459,865
Akzo Nobel NV	8,956	592,961
BASF SE	16,479	812,776
CF Industries Holdings, Inc.	922	76,793
Covestro AG†	9,041	631,519
Dow, Inc.	1,468	35,012
DuPont de Nemours, Inc.	1,852	151,216
Ecolab, Inc.	740	189,736
Linde PLC	9,054	3,787,288
Mosaic Co.	2,020	55,449
PPG Industries, Inc.	7,106	694,612
RPM International, Inc.	1,159	126,656
Sherwin-Williams Co.	3,310	1,141,751
Shin-Etsu Chemical Co., Ltd.	48,700	1,471,017
Solstice Advanced Materials, Inc.†	17	766
Syensqo SA	858	70,850
		12,298,267
Coal — 0.0%
Warrior Met Coal, Inc.	1,948	132,152
Commercial Services — 0.7%
Adyen NV*†	617	1,058,670
API Group Corp.†	3,866	142,346
Ashtead Group PLC	7,007	467,066
Automatic Data Processing, Inc.	275	71,582
Block, Inc.†	6,615	502,343
Booz Allen Hamilton Holding Corp.	747	65,109
Cintas Corp.	3,250	595,627
Colliers International Group, Inc.	1,057	168,623
Corpay, Inc.†	1,479	385,058
Edenred SE	16,539	475,258
Element Fleet Management Corp.	73,012	1,969,302
Equifax, Inc.	4,479	945,517
Global Payments, Inc.	336	26,127
Gusto, Inc.†(1)(2)	2,300	55,890
Klarna Group PLC†	7,003	263,103
Moody's Corp.	1,759	844,848
Recruit Holdings Co., Ltd.	25,800	1,290,419
S&P Global, Inc.	916	446,284
Verisk Analytics, Inc.	912	199,509
		9,972,681
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	120	205,868
Computers — 2.6%
Accenture PLC, Class A	1,894	473,689
Apple, Inc.	104,982	28,383,983
Crowdstrike Holdings, Inc., Class A†	2,115	1,148,466
Dell Technologies, Inc., Class C	797	129,122
Fortinet, Inc.†	3,529	305,012
Indra Sistemas SA	10,714	592,282
International Business Machines Corp.	6,571	2,019,991
NEC Corp.	54,600	1,990,415
Nomura Research Institute, Ltd.	25,600	1,001,674
Seagate Technology Holdings PLC	1,199	306,800
Teleperformance SE	5,338	381,230
Western Digital Corp.	886	133,086
		36,865,750
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	26,477	2,040,053
e.l.f. Beauty, Inc.†	764	93,315
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Estee Lauder Cos., Inc., Class A	1,851	$ 178,973
Kenvue, Inc.	54,118	777,676
L'Oreal SA	4,097	1,712,581
Procter & Gamble Co.	29,215	4,393,060
Puig Brands SA, Class B	35,360	606,882
Unilever PLC	91,719	5,529,342
Unilever PLC ADR	3,597	216,503
		15,548,385
Distribution/Wholesale — 0.4%
Bunzl PLC	35,709	1,084,580
Mitsubishi Corp.	48,800	1,175,430
Pool Corp.	124	33,115
SiteOne Landscape Supply, Inc.†	771	100,053
Sumitomo Corp.	71,700	2,087,121
WW Grainger, Inc.	1,201	1,175,779
		5,656,078
Diversified Financial Services — 2.2%
AerCap Holdings NV	11,481	1,495,285
American Express Co.	8,368	3,018,589
Apollo Global Management, Inc.	8,918	1,108,597
Ares Management Corp., Class A	1,282	190,646
Blackrock, Inc.	452	489,430
Capital One Financial Corp.	4,312	948,597
Cboe Global Markets, Inc.	253	62,147
Charles Schwab Corp.	49,465	4,675,432
CME Group, Inc.	5,093	1,352,140
Intercontinental Exchange, Inc.	16,899	2,472,155
Julius Baer Group, Ltd.	12,382	833,929
Mastercard, Inc., Class A	9,669	5,337,191
ORIX Corp.	29,400	717,306
Rocket Cos., Inc., Class A	6,336	105,558
TPG, Inc.	3,433	188,952
Tradeweb Markets, Inc., Class A	3,233	340,726
Visa, Inc., Class A	22,951	7,820,324
Voya Financial, Inc.	3,007	223,901
		31,380,905
Electric — 1.2%
Alliant Energy Corp.	2,911	194,513
Ameren Corp.	20,027	2,043,155
CMS Energy Corp.	2,073	152,469
Consolidated Edison, Inc.	3,044	296,516
Constellation Energy Corp.	3,930	1,481,610
DTE Energy Co.	1,247	169,018
Engie SA	84,815	1,984,569
Exelon Corp.	2,130	98,236
National Grid PLC	173,680	2,601,062
NextEra Energy, Inc.	10,778	877,329
NRG Energy, Inc.	542	93,148
Orsted A/S*†	4,944	88,366
PG&E Corp.	22,777	363,521
Sempra	4,593	422,280
Southern Co.	26,179	2,461,873
Vistra Corp.	1,871	352,309
Xcel Energy, Inc.	39,947	3,242,498
		16,922,472
Electrical Components & Equipment — 0.8%
ABB, Ltd.	39,378	2,919,281
AMETEK, Inc.	16,598	3,354,622
Emerson Electric Co.	766	106,911
Fujikura, Ltd.	300	41,211

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Legrand SA	9,842	$ 1,695,985
Prysmian SpA	30,946	3,203,871
		11,321,881
Electronics — 0.7%
Amphenol Corp., Class A	5,081	707,987
Bel Fuse, Inc., Class B	158	24,331
Fortive Corp.	4,123	207,552
Honeywell International, Inc.	1,339	269,581
Hoya Corp.	6,000	976,640
Hubbell, Inc.	819	384,930
Keysight Technologies, Inc.†	26,396	4,829,412
Mettler-Toledo International, Inc.†	163	230,855
nVent Electric PLC	875	100,056
TE Connectivity PLC	10,733	2,651,158
		10,382,502
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	656	175,113
Engineering & Construction — 0.2%
Cellnex Telecom SA*	1,530	47,669
Shimizu Corp.	60,900	819,390
SPIE SA	1,216	61,840
Vinci SA	10,640	1,421,420
		2,350,319
Entertainment — 0.0%
TKO Group Holdings, Inc.	790	148,836
Environmental Control — 0.3%
Pentair PLC	8,337	886,640
Republic Services, Inc.	10,154	2,114,469
Veralto Corp.	1,560	153,941
Waste Connections, Inc.	881	147,726
Waste Management, Inc.	835	166,808
		3,469,584
Food — 0.7%
Ajinomoto Co., Inc.	48,100	1,364,878
Lamb Weston Holdings, Inc.	510	31,482
Mondelez International, Inc., Class A	50,203	2,884,664
Nestle SA	45,052	4,303,943
Seven & i Holdings Co., Ltd.	92,200	1,176,207
Tyson Foods, Inc., Class A	993	51,050
		9,812,224
Food Service — 0.2%
Compass Group PLC	90,393	2,993,669
Forest Products & Paper — 0.2%
International Paper Co.	74,935	2,895,489
UPM-Kymmene Oyj	3,107	83,372
		2,978,861
Gas — 0.1%
Atmos Energy Corp.	7,811	1,341,305
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	1,236	83,702
Healthcare-Products — 1.5%
Abbott Laboratories	19,948	2,465,972
Alcon AG	10,374	770,879
Alcon, Inc.	11,555	853,799
Boston Scientific Corp.†	4,395	442,664
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	10,359	$ 2,231,121
EssilorLuxottica SA	5,015	1,834,165
Intuitive Surgical, Inc.†	6,073	3,244,683
Koninklijke Philips NV	69,052	1,889,533
Medtronic PLC	1,845	167,342
ResMed, Inc.	710	175,285
Revvity, Inc.	17,365	1,625,190
Siemens Healthineers AG*	35,473	1,985,928
Sonova Holding AG	2,026	550,337
Stryker Corp.	3,646	1,298,851
Sysmex Corp.	1,900	21,292
Thermo Fisher Scientific, Inc.	3,210	1,821,322
Zimmer Biomet Holdings, Inc.	2,112	212,383
		21,590,746
Healthcare-Services — 0.8%
Centene Corp.†	2,397	84,782
Cigna Group	5,427	1,326,413
Elevance Health, Inc.	5,222	1,656,418
Humana, Inc.	121	33,661
IQVIA Holdings, Inc.†	464	100,438
Quest Diagnostics, Inc.	6,024	1,059,923
Tenet Healthcare Corp.†	13,192	2,724,016
UnitedHealth Group, Inc.	11,832	4,041,338
		11,026,989
Holding Companies-Diversified — 0.0%
Talon Capital Corp.†	3,388	34,761
Home Builders — 0.1%
NVR, Inc.†	36	259,590
Open House Group Co., Ltd.	2,800	134,795
Persimmon PLC	50,170	796,831
Toll Brothers, Inc.	3,830	516,858
		1,708,074
Home Furnishings — 0.3%
Panasonic Holdings Corp.	93,500	1,091,167
Sony Group Corp.	125,900	3,539,023
		4,630,190
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	980	117,316
Insurance — 2.6%
Admiral Group PLC	27,112	1,166,814
AIA Group, Ltd.	166,800	1,619,584
Allstate Corp.	18,353	3,514,967
American International Group, Inc.	4,994	394,326
Aviva PLC	145,166	1,275,050
AXA SA	47,032	2,039,976
Axis Capital Holdings, Ltd.	1,031	96,563
Berkshire Hathaway, Inc., Class B†	15,447	7,376,560
Chubb, Ltd.	13,187	3,652,008
Definity Financial Corp.	31,370	1,459,408
Equitable Holdings, Inc.	2,820	139,308
Generali	20,336	781,734
Great-West Lifeco, Inc.	31,298	1,326,854
Hartford Insurance Group, Inc.	1,693	210,237
Mandatum Oyj	131,405	942,409
Marsh & McLennan Cos., Inc.	5,645	1,005,657
MetLife, Inc.	10,585	844,895
Muenchener Rueckversicherungs-Gesellschaft AG	3,852	2,381,620
Progressive Corp.	2,419	498,314
RenaissanceRe Holdings, Ltd.	698	177,355

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Sampo Oyj, Class A	177,256	$ 1,975,309
Storebrand ASA	57,065	885,052
Tokio Marine Holdings, Inc.	46,100	1,729,610
Travelers Cos., Inc.	4,398	1,181,391
		36,675,001
Internet — 5.8%
Alibaba Group Holding, Ltd.	37,292	792,339
Alphabet, Inc., Class A	33,563	9,437,580
Alphabet, Inc., Class C	62,217	17,533,995
Amazon.com, Inc.†	89,284	21,804,938
AppLovin Corp., Class A†	802	511,139
Booking Holdings, Inc.	436	2,213,895
CDW Corp.	533	84,944
DoorDash, Inc., Class A†	5,190	1,320,180
eBay, Inc.	1,881	152,944
Meta Platforms, Inc., Class A	21,895	14,195,623
Netflix, Inc.†	5,179	5,794,576
Palo Alto Networks, Inc.†	2,867	631,428
Pinterest, Inc., Class A†	24,903	824,289
Robinhood Markets, Inc., Class A†	1,832	268,901
Sea, Ltd. ADR†	14,191	2,217,344
Shopify, Inc., Class A†	10,462	1,818,923
Spotify Technology SA†	417	273,268
Tencent Holdings, Ltd.	10,300	833,751
Uber Technologies, Inc.†	775	74,788
		80,784,845
Investment Companies — 0.1%
SK Square Co., Ltd.†	6,420	1,171,574
Iron/Steel — 0.2%
ArcelorMittal SA	3,400	129,954
BlueScope Steel, Ltd.	2,041	30,581
Carpenter Technology Corp.	404	127,624
Champion Iron, Ltd. (ASX)	24,450	88,627
China Steel Corp.	67,000	40,539
Fortescue, Ltd.	8,088	112,666
JFE Holdings, Inc.	2,500	28,689
Jindal Stainless, Ltd.	3,230	27,435
Jindal Steel, Ltd.	3,596	43,279
JSW Steel, Ltd.	5,146	70,033
Nippon Steel Corp.	48,400	199,837
Nucor Corp.	1,942	291,397
POSCO Holdings, Inc.	551	120,081
Reliance, Inc.	978	276,217
Steel Dynamics, Inc.	4,383	687,254
Tata Steel, Ltd.	75,416	155,384
thyssenkrupp AG	5,519	57,737
Vale SA	30,718	372,616
		2,859,950
Leisure Time — 0.1%
Amadeus IT Group SA	19,671	1,503,725
Royal Caribbean Cruises, Ltd.	1,032	296,009
		1,799,734
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,544	396,746
Las Vegas Sands Corp.	1,893	112,349
Marriott International, Inc., Class A	384	100,063
		609,158
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	6,775	$ 3,910,937
GE Vernova, Inc.	2,463	1,441,200
Hitachi, Ltd.	81,300	2,805,486
Mitsubishi Electric Corp.	110,000	3,081,370
Mitsubishi Heavy Industries, Ltd.	1,600	48,308
Sandvik AB	65,771	1,997,309
Sany Heavy Industry Co., Ltd.†	3,400	10,230
Vertiv Holdings Co., Class A	1,412	272,318
		13,567,158
Machinery-Diversified — 0.7%
Deere & Co.	10,506	4,849,885
Dover Corp.	1,627	295,235
Esab Corp.	1,339	156,422
Ingersoll Rand, Inc.	1,947	148,615
Interpump Group SpA	2,064	106,344
KION Group AG	19,612	1,390,255
Middleby Corp.†	920	114,292
Rockwell Automation, Inc.	172	63,358
Westinghouse Air Brake Technologies Corp.	14,621	2,989,117
Xylem, Inc.	1,073	161,862
		10,275,385
Media — 0.0%
Comcast Corp., Class A	6,853	190,753
Walt Disney Co.	2,886	325,022
		515,775
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,347	93,411
Mining — 1.6%
Agnico Eagle Mines, Ltd. (NYSE)	1,485	238,803
Agnico Eagle Mines, Ltd. (TSX)	5,775	928,826
Alamos Gold, Inc.	2,065	63,581
Alamos Gold, Inc., Class A	10,414	321,059
Alcoa Corp.	2,032	74,757
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	15,856	46,463
Aluminum Corp. of China, Ltd.	38,000	48,316
Anglo American PLC	10,423	393,665
Anglogold Ashanti PLC	3,436	233,648
Anglogold Ashanti PLC (JSE)	2,134	147,832
Anglogold Ashanti PLC (NYSE)	2,517	171,156
Antofagasta PLC	54,947	2,013,930
Artemis Gold, Inc.†	9,702	236,506
Asante Gold Corp.(2)	24,395	34,369
Ausgold, Ltd.†	33,844	17,272
B2Gold Corp.	25,050	109,662
Barrick Mining Corp.	7,685	252,068
Barrick Mining Corp. (TSX)	16,819	552,099
Benz Mining Corp.†	23,550	23,575
BHP Group, Ltd. (ASX)	77,391	2,200,175
BHP Group, Ltd. (LSE)	28,038	797,445
Boliden AB†	780	35,222
Cameco Corp.	3,191	326,152
Capricorn Metals, Ltd.†	22,836	191,999
Capstone Copper Corp.†	18,443	164,633
China Hongqiao Group, Ltd.	24,500	93,074
CMOC Group, Ltd.	51,000	110,394
Coeur Mining, Inc.†	4,809	82,571
Discovery Silver Corp.†	27,697	115,721
DPM Metals, Inc.	1,165	24,919
Emerald Resources NL†	59,466	184,427

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Endeavour Silver Corp.†	1,274	$ 10,464
Energy Fuels, Inc.†	10,077	206,679
Equinox Gold Corp.†	3,235	35,543
ERO Copper Corp.†	7,914	168,995
Evolution Mining, Ltd.	7,921	56,284
First Quantum Minerals, Ltd.†	13,137	272,753
Franco-Nevada Corp. (NYSE)	2,844	530,776
Franco-Nevada Corp. (TSX)	4,130	771,465
Freeport-McMoRan, Inc.	23,659	986,580
G Mining Ventures Corp.†	9,748	191,895
Genesis Minerals, Ltd.†	8,422	32,181
Glencore PLC	130,076	622,775
Gold Fields, Ltd.	12,830	501,745
Grupo Mexico SAB de CV, Class B	77,688	670,354
Harmony Gold Mining Co., Ltd.	5,475	91,958
Hindalco Industries, Ltd.	13,722	131,236
Iluka Resources, Ltd.	21,264	96,278
Impala Platinum Holdings, Ltd.	26,713	287,198
Industrias Penoles SAB de CV†	4,936	208,532
Ivanhoe Electric, Inc.†	7,844	116,013
Ivanhoe Mines, Ltd.†	7,516	75,184
Kinross Gold Corp.	19,095	444,105
Lundin Gold, Inc.	1,896	128,896
Lundin Mining Corp.	2,146	34,518
LunR Royalties Corp.†(1)(2)	1,709	1,754
Meridian Mining UK Societas†	18,206	16,745
Montage Gold Corp.†	2,870	14,242
MP Materials Corp.†	862	54,384
NAC Kazatomprom JSC GDR	1,610	94,185
Newmont Corp.(ASX)	1,437	117,463
Newmont Corp.(NYSE)	9,040	731,969
NGEx Minerals, Ltd.†	6,834	111,338
Norsk Hydro ASA	4,097	27,723
Northam Platinum Holdings, Ltd.	4,189	70,056
Northern Star Resources, Ltd.	17,665	284,448
Novagold Resources, Inc.†	6,048	50,138
Omai Gold Mines Corp.†	21,879	18,407
OR Royalties, Inc.	10,475	336,084
Polyus PJSC†(1)(2)	4,280	0
Predictive Discovery, Ltd.†	257,244	95,098
Ramelius Resources, Ltd.	15,930	34,604
Rio Tinto PLC	9,668	696,769
Rio Tinto, Ltd.	2,413	209,779
Robex Resources, Inc. (ASX)†	4,506	14,388
Robex Resources, Inc. (TSX)†	6,888	22,296
Royal Gold, Inc.	128	22,373
Sibanye Stillwater, Ltd.†	61,798	165,139
Skeena Resources, Ltd.†	10,468	169,348
Snowline Gold Corp.	18,370	158,612
Southern Copper Corp.	2,190	303,972
Southern Palladium, Ltd.†	2,226	1,529
Sovereign Metals, Ltd.†	23,199	9,563
Teck Resources, Ltd., Class B	7,679	329,583
Torex Gold Resources, Inc.†	643	26,563
Turaco Gold, Ltd.†	42,786	13,158
Uranium Energy Corp.†	31,486	476,383
Valterra Platinum, Ltd.	7,180	444,777
Wheaton Precious Metals Corp.	4,654	449,456
Zijin Gold International Co., Ltd.†	6,477	109,526
Zijin Mining Group Co., Ltd.	112,000	464,688
		23,053,266
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.8%
Parker-Hannifin Corp.	4,168	$ 3,221,155
Siemens AG	25,210	7,135,268
Teledyne Technologies, Inc.†	757	398,803
		10,755,226
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	155	41,734
Oil & Gas — 2.2%
Advantage Energy, Ltd.†	7,011	55,636
ARC Resources, Ltd.	4,627	85,345
BP PLC	24,630	143,112
Canadian Natural Resources, Ltd.	10,050	321,517
Chevron Corp.	27,249	4,297,712
ConocoPhillips	44,931	3,992,569
DCC PLC	9,735	640,722
Diamondback Energy, Inc.	2,465	352,963
EOG Resources, Inc.	2,436	257,826
EQT Corp.	6,286	336,804
Equinor ASA	76,487	1,827,367
Expand Energy Corp.	2,803	289,578
Exxon Mobil Corp.	27,396	3,133,007
Galp Energia SGPS SA	4,813	96,502
HF Sinclair Corp.	2,689	138,752
Kelt Exploration, Ltd.†	12,433	59,127
Marathon Petroleum Corp.	2,747	535,418
Neste Oyj	4,380	90,648
NuVista Energy, Ltd.†	7,509	89,302
Ovintiv, Inc.	3,394	127,309
Permian Resources Corp.	8,315	104,436
Phillips 66	2,202	299,780
Precision Drilling Corp.†	974	58,431
Range Resources Corp.	58,170	2,067,943
Shell PLC	20,416	763,713
Shell PLC ADR	43,883	3,287,714
Suncor Energy, Inc. (TSX)	6,078	242,028
Tamarack Valley Energy, Ltd.	7,115	31,604
TotalEnergies SE	60,530	3,764,087
Tourmaline Oil Corp.	3,271	143,872
Valero Energy Corp.	16,219	2,750,094
Var Energi ASA	12,830	43,167
Viper Energy, Inc., Class A	2,829	106,257
Vista Energy SAB de CV†	1,377	66,716
Weatherford International PLC	1,940	142,959
		30,744,017
Oil & Gas Services — 0.3%
Baker Hughes Co.	3,808	184,345
Expro Group Holdings NV†	7,438	101,008
Kodiak Gas Services, Inc.	1,955	72,101
SLB, Ltd.	61,605	2,221,476
TechnipFMC PLC	35,303	1,459,779
		4,038,709
Packaging & Containers — 0.2%
Ball Corp.	23,642	1,111,174
Packaging Corp. of America	880	172,269
Stora Enso Oyj, Class R	84,552	984,334
		2,267,777
Pharmaceuticals — 2.3%
AbbVie, Inc.	5,082	1,108,079
AstraZeneca PLC ADR	68,731	5,663,435
Bristol-Myers Squibb Co.	2,474	113,977

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.	1,130	$ 215,570
Cencora, Inc.	8,864	2,994,348
Chugai Pharmaceutical Co., Ltd.	38,600	1,765,566
Chugai Pharmaceutical Co., Ltd. ADR	11,533	263,644
CVS Health Corp.	5,043	394,111
Eli Lilly & Co.	7,434	6,414,501
Johnson & Johnson	6,685	1,262,596
McKesson Corp.	289	234,477
Merck & Co., Inc.	6,122	526,370
Novartis AG	25,415	3,135,069
Novo Nordisk A/S, Class B	33,421	1,629,796
Pfizer, Inc.	7,569	186,576
Roche Holding AG	10,667	3,431,732
Sanofi SA	22,833	2,305,497
Viatris, Inc.	29,641	307,081
Zoetis, Inc.	237	34,149
		31,986,574
Pipelines — 0.2%
Enbridge, Inc.	7,903	368,438
Kinder Morgan, Inc.	9,121	238,879
ONEOK, Inc.	2,735	183,245
South Bow Corp.	4,233	109,797
Targa Resources Corp.	2,721	419,143
Williams Cos., Inc.	12,008	694,903
		2,014,405
Private Equity — 0.3%
Blackstone, Inc.	804	117,899
Bridgepoint Group PLC*	189,530	749,446
Brookfield Corp.	32,914	1,515,750
CVC Capital Partners PLC*	46,360	774,300
KKR & Co., Inc.	2,666	315,468
		3,472,863
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,821	277,575
CoStar Group, Inc.†	618	42,525
Cushman & Wakefield PLC†	5,007	78,610
Kerry Properties, Ltd.	31,500	79,292
Kojamo Oyj†	15,612	189,129
LEG Immobilien SE	1,467	111,686
Mitsubishi Estate Co., Ltd.	14,600	309,223
Mitsui Fudosan Co., Ltd.	162,100	1,684,531
Nomura Real Estate Holdings, Inc.	8,000	45,630
Sun Hung Kai Properties, Ltd.	11,500	139,781
Swire Properties, Ltd.	48,800	133,139
		3,091,121
REITS — 2.1%
Acadia Realty Trust	17,119	326,459
Aedifica SA	1,221	89,087
Agree Realty Corp.	292	21,319
Alexandria Real Estate Equities, Inc.	939	54,669
American Homes 4 Rent, Class A	9,970	315,052
American Tower Corp.	6,390	1,143,682
Annaly Capital Management, Inc.	47,016	995,329
Apple Hospitality REIT, Inc.	8,096	90,594
AvalonBay Communities, Inc.	3,743	650,983
Big Yellow Group PLC	8,866	129,518
Broadstone Net Lease, Inc.	495	8,870
BXP, Inc.	1,087	77,383
Camden Property Trust	1,096	109,030
Security Description	Shares or Principal Amount	Value

REITS (continued)
Canadian Apartment Properties REIT	3,293	$ 90,557
CapitaLand Integrated Commercial Trust	69,329	126,237
Crown Castle, Inc.	3,364	303,500
CubeSmart	13,340	502,518
Digital Core REIT Management Pte, Ltd.	72,400	37,286
Digital Realty Trust, Inc.	2,407	410,177
Douglas Emmett, Inc.	11,551	149,470
EastGroup Properties, Inc.	2,957	516,085
EPR Properties	191	9,363
Equinix, Inc.	2,309	1,953,437
Equity LifeStyle Properties, Inc.	12,991	793,101
Equity Residential	7,961	473,202
Essential Properties Realty Trust, Inc.	616	18,406
Essex Property Trust, Inc.	7,127	1,794,365
Federal Realty Investment Trust	1,121	107,829
Gaming & Leisure Properties, Inc.	1,288	57,522
Goodman Group	18,949	409,517
Healthcare Realty Trust, Inc.	8,706	154,270
Invincible Investment Corp.	154	68,851
Japan Prime Realty Investment Corp.	125	85,004
Japan Real Estate Investment Corp.	98	80,824
Keppel DC REIT	48,800	89,607
Kilroy Realty Corp.	2,297	97,048
Kimco Realty Corp.	7,496	154,867
Lineage, Inc.	1,322	52,087
Mirvac Group	54,573	82,126
Nexus Select Trust	38,841	71,100
Nippon Prologis REIT, Inc.	118	68,606
NNN REIT, Inc.	641	25,935
NTT DC REIT†	102,900	103,929
Pebblebrook Hotel Trust	8,470	88,596
Prologis, Inc.	13,640	1,692,588
Public Storage	5,785	1,611,470
Rayonier, Inc.	4,951	109,269
Realty Income Corp.	2,505	145,240
Regency Centers Corp.	9,383	646,958
Rexford Industrial Realty, Inc.	20,742	857,059
SBA Communications Corp.	285	54,572
Scentre Group	634,069	1,688,526
Segro PLC	94,326	864,190
Shurgard Self Storage, Ltd.	2,922	106,935
Simon Property Group, Inc.	5,308	932,934
Smartstop Self Storage REIT, Inc.	7,619	261,713
Sun Communities, Inc.	4,386	555,268
Terreno Realty Corp.	6,569	375,287
Ventas, Inc.	11,050	815,379
VICI Properties, Inc.	39,546	1,185,984
Vornado Realty Trust	4,227	160,372
Warehouses De Pauw CVA	7,638	193,863
Welltower, Inc.	21,444	3,882,222
Weyerhaeuser Co.	2,079	47,817
WP Carey, Inc.	746	49,236
		29,224,279
Retail — 2.2%
AutoZone, Inc.†	760	2,792,567
Bath & Body Works, Inc.	1,245	30,478
Carvana Co.†	16,084	4,930,389
Chipotle Mexican Grill, Inc.†	30,571	968,795
Costco Wholesale Corp.	1,314	1,197,645
Darden Restaurants, Inc.	432	77,825
Dollar Tree, Inc.†	16,558	1,641,229
Domino's Pizza, Inc.	178	70,926

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Home Depot, Inc.	9,654	$ 3,664,562
Isetan Mitsukoshi Holdings, Ltd.	92,500	1,455,235
Kingfisher PLC	315,651	1,280,503
Lowe's Cos., Inc.	3,723	886,558
McDonald's Corp.	11,399	3,401,803
Moncler SpA	20,294	1,216,378
Next PLC	9,821	1,844,964
O'Reilly Automotive, Inc.†	3,590	339,040
Ross Stores, Inc.	6,170	980,536
TJX Cos., Inc.	8,293	1,162,181
Tsuruha Holdings, Inc.	18,300	317,884
Ulta Beauty, Inc.†	233	121,132
Walmart, Inc.	29,196	2,954,051
Wingstop, Inc.	313	67,805
		31,402,486
Semiconductors — 6.9%
Advanced Micro Devices, Inc.†	5,935	1,520,072
Analog Devices, Inc.	7,447	1,743,566
Applied Materials, Inc.	1,711	398,834
ASML Holding NV (NASDAQ)	1,366	1,446,908
ASML Holding NV (XAMS)	5,389	5,702,899
BE Semiconductor Industries NV	5,657	962,432
Broadcom, Inc.	45,959	16,987,825
Hamamatsu Photonics KK	46,000	516,534
Intel Corp.†	48,091	1,923,159
KLA Corp.	1,551	1,874,756
Lam Research Corp.	8,672	1,365,493
Marvell Technology, Inc.	2,440	228,726
Micron Technology, Inc.	4,242	949,232
Monolithic Power Systems, Inc.	1,501	1,508,505
NVIDIA Corp.	219,507	44,447,972
NXP Semiconductors NV	5,504	1,150,996
QUALCOMM, Inc.	3,719	672,767
Renesas Electronics Corp.	73,000	905,217
Samsung Electronics Co., Ltd.	26,918	2,031,012
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	4,879,477
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,530	1,060,518
Teradyne, Inc.	534	97,060
Texas Instruments, Inc.	19,699	3,180,601
Tokyo Electron, Ltd.	8,100	1,796,496
		97,351,057
Software — 4.0%
Adobe, Inc.†	856	291,305
Autodesk, Inc.†	448	135,000
Cadence Design Systems, Inc.†	549	185,941
Datadog, Inc., Class A†	4,259	693,408
Dayforce, Inc.†	1,891	129,987
Descartes Systems Group, Inc.†	2,416	213,115
Electronic Arts, Inc.	1,397	279,484
Fair Isaac Corp.†	58	96,253
Fiserv, Inc.†	1,034	68,957
Intuit, Inc.	914	610,141
Microsoft Corp.	70,885	36,704,962
Monday.com, Ltd.†	296	60,751
Oracle Corp.	13,832	3,632,422
Palantir Technologies, Inc., Class A†	9,689	1,942,354
PTC, Inc.†	835	165,781
Roper Technologies, Inc.	1,633	728,563
Salesforce, Inc.	3,925	1,022,109
SAP SE	15,225	3,938,895
Security Description	Shares or Principal Amount	Value

Software (continued)
ServiceNow, Inc.†	3,820	$ 3,511,650
Synopsys, Inc.†	1,827	829,129
Take-Two Interactive Software, Inc.†	158	40,506
Workday, Inc., Class A†	525	125,958
		55,406,671
Telecommunications — 1.1%
Arista Networks, Inc.†	14,511	2,288,240
AT&T, Inc.	4,053	100,312
BT Group PLC	688,889	1,681,025
Ciena Corp.†	1,587	301,403
Cisco Systems, Inc.	9,552	698,347
Corning, Inc.	2,386	212,545
InterDigital, Inc.	1,596	577,688
KDDI Corp.	115,600	1,846,404
KT Corp.	35,824	1,235,830
Telefonaktiebolaget LM Ericsson, Class B	159,057	1,603,922
Telstra Group, Ltd.	313,798	1,001,952
T-Mobile US, Inc.	19,273	4,048,294
		15,595,962
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	8,800	744,896
Transportation — 0.4%
Canadian National Railway Co.	1,860	178,393
CSX Corp.	40,337	1,452,939
Kyushu Railway Co.	4,200	106,478
Norfolk Southern Corp.	5,673	1,607,615
Old Dominion Freight Line, Inc.	15,189	2,132,839
Saia, Inc.†	782	228,735
Union Pacific Corp.	867	191,061
		5,898,060
Water — 0.0%
American Water Works Co., Inc.	1,697	217,946
Total Common Stocks (cost $591,921,793)		830,646,794
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	511,728
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	150	0
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	78,149
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	8	13,724
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	41,218
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	180,900

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Software (continued)
Databricks, Inc. Series H†(1)(2)	2,613	$ 391,950
KoBold Metals Co. Series B-1†(1)(2)	3,900	439,185
		1,012,035
Total Convertible Preferred Stocks (cost $538,923)		1,145,126
CORPORATE BONDS & NOTES — 9.8%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,882
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	460,000	474,952
Bombardier, Inc.
7.25%, 07/01/2031*	455,000	482,946
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	199,714
4.50%, 05/15/2036	200,000	196,811
TransDigm, Inc.
6.00%, 01/15/2033*	115,000	116,827
		1,471,250
Agriculture — 0.0%
BAT Capital Corp.
5.83%, 02/20/2031	245,000	259,164
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	477,066	447,712
Avianca Midco 2 PLC
9.63%, 02/14/2030*	415,000	411,680
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	530,000	520,934
Latam Airlines Group SA
7.63%, 01/07/2031*	160,000	164,544
7.88%, 04/15/2030*	555,000	573,953
OneSky Flight LLC
8.88%, 12/15/2029*	455,000	482,832
United Airlines Pass-Through Trust
3.10%, 04/07/2030	234,864	222,581
4.15%, 02/25/2033	250,611	246,365
		3,070,601
Auto Manufacturers — 0.5%
American Honda Finance Corp.
4.55%, 07/09/2027	610,000	615,040
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	551,400
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	645,153
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	356,191
7.12%, 11/07/2033	200,000	214,895
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	124,392
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,118,967
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	476,001
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
5.20%, 11/09/2026	$ 880,000	$ 891,671
Toyota Motor Credit Corp.
4.05%, 09/05/2028	490,000	491,248
4.80%, 01/05/2026	890,000	890,851
Volkswagen Group of America Finance LLC
4.55%, 09/11/2028*	285,000	285,965
		6,661,774
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	192,423
Bank of America Corp.
2.30%, 07/21/2032	665,000	591,646
2.59%, 04/29/2031	405,000	376,678
2.68%, 06/19/2041	960,000	712,476
3.50%, 04/19/2026	150,000	149,628
4.45%, 03/03/2026	350,000	350,291
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	657,993
Barclays PLC
5.67%, 03/12/2028	200,000	203,676
5.69%, 03/12/2030	535,000	555,420
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	355,000	365,827
BNP Paribas SA
5.50%, 05/20/2030*	545,000	563,379
BPCE SA
4.88%, 04/01/2026*	400,000	400,324
Citigroup, Inc.
3.89%, 01/10/2028	505,000	503,051
4.60%, 03/09/2026	175,000	175,225
6.17%, 05/25/2034	205,000	217,710
Danske Bank A/S
5.71%, 03/01/2030*	200,000	207,935
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	172,293
6.34%, 07/27/2029	145,000	152,447
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	375,197
3.80%, 03/15/2030	705,000	693,270
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	432,355
6.33%, 03/09/2044	335,000	369,876
JPMorgan Chase & Co.
3.20%, 06/15/2026	200,000	199,025
3.78%, 02/01/2028	445,000	443,081
3.90%, 01/23/2049	525,000	426,032
4.25%, 10/01/2027	25,000	25,131
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	250,000	252,293
Morgan Stanley
3.13%, 07/27/2026	550,000	546,438
3.22%, 04/22/2042	970,000	760,959
5.66%, 04/18/2030	855,000	891,903
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	522,408
6.34%, 05/31/2035	215,000	228,529
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	474,560
4.32%, 09/22/2029	200,000	199,595

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	$ 845,000	$ 858,000
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	534,399
State Street Corp.
5.16%, 05/18/2034	585,000	605,350
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	856,306
UBS Group AG
1.36%, 01/30/2027*	340,000	337,517
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	325,967
3.07%, 04/30/2041	720,000	561,397
5.56%, 07/25/2034	450,000	472,554
6.30%, 10/23/2029	560,000	592,389
		18,532,953
Beverages — 0.0%
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	138,058
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	897,958
Owens Corning
5.70%, 06/15/2034	295,000	310,539
Quikrete Holdings, Inc.
6.75%, 03/01/2033*	460,000	478,657
		1,687,154
Chemicals — 0.0%
Celanese US Holdings LLC
6.75%, 04/15/2033	490,000	482,510
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	109,814
		592,324
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	700,000	714,417
Deluxe Corp.
8.13%, 09/15/2029*	470,000	492,381
Experian Finance PLC
2.75%, 03/08/2030*	850,000	799,103
George Washington University
3.55%, 09/15/2046	45,000	34,386
Herc Holdings, Inc.
7.25%, 06/15/2033*	424,000	447,025
Hertz Corp.
12.63%, 07/15/2029*	250,000	247,473
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	454,993
TR Finance LLC
3.35%, 05/15/2026	30,000	29,804
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	423,093
3.38%, 03/22/2027*	90,000	89,108
Verisk Analytics, Inc.
4.50%, 08/15/2030	170,000	170,770
Williams Scotsman, Inc.
7.38%, 10/01/2031*	683,000	714,828
		4,617,381
Security Description	Shares or Principal Amount	Value

Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	$ 265,000	$ 264,357
McAfee Corp.
7.38%, 02/15/2030*	280,000	256,323
NCR Atleos Corp.
9.50%, 04/01/2029*	435,000	469,767
		990,447
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	282,316
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	771,000	838,889
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	501,000	504,428
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	809,212
Enact Holdings, Inc.
6.25%, 05/28/2029	95,000	99,424
Encore Capital Group, Inc.
6.63%, 04/15/2031*	505,000	501,157
Equitable America Global Funding
4.70%, 09/15/2032*	220,000	219,513
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	469,610
OneMain Finance Corp.
6.50%, 03/15/2033	511,000	509,971
Osaic Holdings, Inc.
6.75%, 08/01/2032*	485,000	501,052
Rfna LP
7.88%, 02/15/2030*	520,000	517,798
Visa, Inc.
4.15%, 12/14/2035	90,000	87,234
		5,340,604
Electric — 0.6%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	320,786
Ameren Corp.
5.70%, 12/01/2026	555,000	563,104
CMS Energy Corp.
3.00%, 05/15/2026	195,000	193,714
DTE Energy Co.
5.10%, 03/01/2029	780,000	799,636
Duke Energy Corp.
2.65%, 09/01/2026	45,000	44,458
4.95%, 09/15/2035	195,000	193,891
Edison International
7.88%, 06/15/2054	340,000	349,933
8.13%, 06/15/2053	375,000	387,026
Exelon Corp.
3.40%, 04/15/2026	245,000	244,029
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	225,553
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	553,764
Hawaiian Electric Co, Inc.
6.00%, 10/01/2033*	485,000	490,340
Jersey Central Power & Light Co.
5.15%, 01/15/2036*	220,000	223,014
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	312,737

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	$ 224,000	$ 245,838
Ohio Power Co.
6.60%, 03/01/2033	255,000	281,667
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	427,705
Southern California Edison Co.
5.15%, 06/01/2029	605,000	616,359
Southern Co.
5.70%, 03/15/2034	725,000	765,186
Talen Energy Supply LLC
6.50%, 02/01/2036*	528,000	546,851
Vistra Corp.
8.00%, 10/15/2026*(3)	458,000	469,240
		8,254,831
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	75,000	75,194
5.05%, 04/05/2029	270,000	277,931
		353,125
Entertainment — 0.2%
Odeon Finco PLC
12.75%, 11/01/2027*	475,000	490,852
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,084,000	1,086,662
Voyager Parent LLC
9.25%, 07/01/2032*	520,000	545,159
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	314,000	252,057
		2,374,730
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	176,433
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	918,211
		1,094,644
Forest Products & Paper — 0.0%
Suzano Netherlands BV
5.50%, 01/15/2036	310,000	309,182
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	70,000	74,321
NiSource, Inc.
3.49%, 05/15/2027	620,000	614,484
3.95%, 03/30/2048	425,000	338,737
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	431,818
		1,459,360
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	1,018,955
Medtronic, Inc.
4.63%, 03/15/2045	22,000	20,235
Revvity, Inc.
1.90%, 09/15/2028	595,000	556,646
Solventum Corp.
5.40%, 03/01/2029	194,000	200,641
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	$ 420,000	$ 311,963
		2,108,440
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	191,710
Centene Corp.
3.38%, 02/15/2030	580,000	533,551
Centra Health, Inc.
4.70%, 01/01/2048	900,000	734,823
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032*	455,000	490,504
Cigna Group
4.50%, 09/15/2030	140,000	140,545
CommonSpirit Health
2.78%, 10/01/2030	240,000	222,927
HCA, Inc.
4.13%, 06/15/2029	575,000	570,948
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	318,970
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	182,000	191,966
Humana, Inc.
5.95%, 03/15/2034	345,000	363,726
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	208,956
IQVIA, Inc.
6.25%, 02/01/2029	220,000	231,758
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	224,664
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	399,124
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,077,496
Stanford Health Care
3.80%, 11/15/2048	420,000	331,566
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	569,802
4.70%, 04/15/2029	475,000	483,936
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	610,226
		7,897,198
Home Builders — 0.1%
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033*	485,000	496,513
LGI Homes, Inc.
8.75%, 12/15/2028*	450,000	467,998
		964,511
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	540,000	441,892
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	455,000	471,265
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,982
4.75%, 05/15/2045	350,000	316,340
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	460,000	473,800

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	$ 100,000	$ 102,073
Athene Global Funding
4.86%, 08/27/2026*	820,000	823,939
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	66,661
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,203,816
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	862,493
Principal Financial Group, Inc.
3.70%, 05/15/2029	320,000	314,095
RGA Global Funding
4.35%, 08/25/2028*	90,000	90,168
5.45%, 05/24/2029*	485,000	502,904
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	835,215
Willis North America, Inc.
4.50%, 09/15/2028	430,000	432,997
		6,972,640
Internet — 0.1%
Getty Images, Inc.
10.50%, 11/15/2030*	258,000	260,109
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	666,828
		926,937
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	265,000	269,969
Marriott International, Inc.
4.65%, 12/01/2028	860,000	870,988
		1,140,957
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,011,662
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	418,450
4.50%, 01/08/2027	805,000	810,691
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	402,002
		1,631,143
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029*	460,000	463,620
7.38%, 03/01/2031*	450,000	456,768
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	203,847
Comcast Corp.
5.50%, 05/15/2064	330,000	304,579
CSC Holdings LLC
11.25%, 05/15/2028*	260,000	228,120
Directv Financing LLC
8.88%, 02/01/2030*	208,000	206,782
8.88%, 02/01/2030*	325,000	323,076
Gray Media, Inc.
7.25%, 08/15/2033*	195,000	190,918
Security Description	Shares or Principal Amount	Value

Media (continued)
10.50%, 07/15/2029*	$ 389,000	$ 419,198
Midcontinent Communications
8.00%, 08/15/2032*	462,000	470,589
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	320,000	326,109
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	491,970
Univision Communications, Inc.
9.38%, 08/01/2032*	355,000	374,728
VZ Secured Financing BV
7.50%, 01/15/2033*	496,000	505,425
		4,965,729
Mining — 0.1%
Antofagasta PLC
5.63%, 09/09/2035	210,000	215,750
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	191,933
First Quantum Minerals, Ltd.
8.00%, 03/01/2033*	240,000	255,068
8.63%, 06/01/2031*	419,000	438,817
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	618,427
		1,719,995
Oil & Gas — 0.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	460,000	477,231
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 07/15/2033*	480,000	488,581
Chevron USA, Inc.
4.30%, 10/15/2030	420,000	423,347
Chord Energy Corp.
6.75%, 03/15/2033*	475,000	485,061
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	963,955
Crescent Energy Finance LLC
8.38%, 01/15/2034*	506,000	494,903
Eni SpA
5.50%, 05/15/2034*	245,000	252,524
HF Sinclair Corp.
6.25%, 01/15/2035	515,000	538,431
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	393,170
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	452,185
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	381,424
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	475,000	477,151
9.88%, 03/15/2030*	65,000	68,909
Permian Resources Operating LLC
7.00%, 01/15/2032*	455,000	472,041
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	233,579
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	35,031
Sunoco LP
7.00%, 05/01/2029*	445,000	462,570
Valero Energy Corp.
5.15%, 02/15/2030	195,000	200,554

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Woodside Finance, Ltd.
3.70%, 09/15/2026*	$ 101,000	$ 100,445
3.70%, 03/15/2028*	470,000	463,175
4.50%, 03/04/2029*	475,000	475,237
		8,339,504
Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
6.50%, 10/01/2033*	217,000	222,368
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	367,000	368,409
Weatherford International, Ltd.
6.75%, 10/15/2033*	485,000	495,651
		1,086,428
Pharmaceuticals — 0.3%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	501,749
AbbVie, Inc.
2.95%, 11/21/2026	570,000	564,171
3.20%, 05/14/2026	100,000	99,635
4.50%, 05/14/2035	50,000	49,143
4.80%, 03/15/2029	380,000	388,817
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	610,000	639,549
CVS Health Corp.
5.05%, 03/25/2048	565,000	505,188
5.40%, 06/01/2029	550,000	569,154
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	567,000	613,041
Zoetis, Inc.
4.15%, 08/17/2028	700,000	702,061
		4,632,508
Pipelines — 0.5%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	169,510
3.70%, 01/15/2039*	155,000	133,077
Enbridge, Inc.
4.25%, 12/01/2026	115,000	114,983
5.63%, 04/05/2034	230,000	240,048
8.25%, 01/15/2084	455,000	488,235
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	870,813
Excelerate Energy LP
8.00%, 05/15/2030*	525,000	554,288
MPLX LP
4.80%, 02/15/2031	395,000	398,338
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	492,000	503,658
ONEOK, Inc.
4.25%, 09/15/2046	45,000	35,301
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	610,208
4.50%, 05/15/2030	185,000	185,656
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055	940,000	1,005,575
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	120,000	121,220
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	183,681
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Corp.
5.50%, 02/15/2035	$ 215,000	$ 218,896
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	339,326
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	15,002
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	525,000	490,700
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036*	85,000	90,024
Williams Cos., Inc.
4.63%, 06/30/2030	315,000	317,344
5.10%, 09/15/2045	405,000	375,353
		7,461,236
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	540,736	544,651
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	176,179
		720,830
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	45,000	44,799
American Tower Corp.
1.45%, 09/15/2026	910,000	888,955
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	440,000	463,684
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	278,754
4.13%, 06/15/2026	115,000	114,887
4.85%, 02/15/2033	80,000	79,790
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	360,000	354,620
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	320,751
3.70%, 06/15/2026	150,000	149,337
4.45%, 02/15/2026	350,000	349,763
4.75%, 05/15/2047	145,000	127,445
Essex Portfolio LP
2.65%, 03/15/2032	220,000	196,398
3.38%, 04/15/2026	635,000	631,961
Extra Space Storage LP
4.95%, 01/15/2033	140,000	140,767
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	187,542
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	339,051
Realty Income Corp.
3.10%, 12/15/2029	540,000	520,407
3.95%, 08/15/2027	345,000	344,404
Regency Centers LP
3.60%, 02/01/2027	140,000	139,102
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	901,423
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%, 06/15/2032*	478,000	447,658

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Ventas Realty LP
3.25%, 10/15/2026	$ 270,000	$ 267,888
VICI Properties LP
5.63%, 05/15/2052	1,065,000	1,008,829
		8,298,215
Retail — 0.3%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,753
5.05%, 07/15/2026	1,050,000	1,056,687
Carvana Co.
9.00%, 06/01/2031*(4)	178,532	198,659
13.00%, 06/01/2030*(4)	129,727	135,483
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	438,000	466,813
eG Global Finance PLC
12.00%, 11/30/2028*	595,000	651,711
FirstCash, Inc.
6.88%, 03/01/2032*	171,000	177,434
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	440,000	462,941
Lowe's Cos., Inc.
4.45%, 04/01/2062	210,000	167,793
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	426,362
5.75%, 11/20/2026	160,000	162,581
Saks Global Enterprises LLC
11.00%, 12/15/2029*	525,000	105,000
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	218,996
		4,280,213
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	854,919
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	426,200
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	221,047
6.15%, 01/25/2032*	215,000	229,220
Kioxia Holdings Corp.
6.63%, 07/24/2033*	250,000	260,777
Marvell Technology, Inc.
4.75%, 07/15/2030	55,000	55,669
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	113,268
4.30%, 08/19/2028	110,000	110,166
Qorvo, Inc.
4.38%, 10/15/2029	105,000	103,289
		1,519,636
Software — 0.3%
Atlassian Corp.
5.25%, 05/15/2029	175,000	180,000
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	271,076
Cloud Software Group, Inc.
8.25%, 06/30/2032*	440,000	462,358
9.00%, 09/30/2029*	460,000	475,796
Fiserv, Inc.
5.25%, 08/11/2035	345,000	343,938
Security Description	Shares or Principal Amount	Value

Software (continued)
5.45%, 03/15/2034	$ 620,000	$ 629,265
Microsoft Corp.
2.92%, 03/17/2052	150,000	101,159
Oracle Corp.
5.38%, 07/15/2040	565,000	538,391
Roper Technologies, Inc.
3.80%, 12/15/2026	745,000	742,344
VMware LLC
1.40%, 08/15/2026	920,000	901,023
		4,645,350
Telecommunications — 0.5%
AT&T, Inc.
4.35%, 03/01/2029	345,000	346,093
4.55%, 11/01/2032	365,000	362,396
Digicel International Finance, Ltd. / Difl US LLC
8.63%, 08/01/2032*	485,000	482,815
EchoStar Corp.
10.75%, 11/30/2029	485,000	533,924
Iliad Holding SASU
7.00%, 04/15/2032*	420,000	429,816
Level 3 Financing, Inc.
6.88%, 06/30/2033*	580,000	594,086
7.00%, 03/31/2034*	292,286	300,296
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	245,820
NTT Finance Corp.
4.88%, 07/16/2030*	215,000	219,068
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	779,228
T-Mobile USA, Inc.
4.95%, 11/15/2035	530,000	526,312
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	726,017
Windstream Services LLC
7.50%, 10/15/2033*	325,000	324,412
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	347,190
WULF Compute LLC
7.75%, 10/15/2030*	497,000	516,321
		6,733,794
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	288,661
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	397,764
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	224,550
3.50%, 05/01/2050	365,000	268,645
4.70%, 05/01/2048	255,000	228,341
		1,407,961
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	371,951
Total Corporate Bonds & Notes (cost $140,103,582)		136,939,221
LOANS(5)(6)(7) — 0.2%
Apparel — 0.1%
Varsity Brands, Inc. FRS
7.03%, (TSFR3M+3.00%), 08/26/2031	493,762	494,627

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
8.33%, (TSFR1M+4.00%), 04/23/2031	$ 484,528	$ 481,257
Retail — 0.0%
Victra Holdings LLC FRS
7.75%, (TSFR3M+3.75%), 03/29/2029	476,939	477,535
Semiconductors — 0.0%
Instructure Holdings, Inc. FRS
9.21%, (TSFR6M+5.00%), 11/12/2032	490,000	490,000
Software — 0.1%
Sophia, L.P. FRS
8.71%, (TSFR1M+4.75%), 11/22/2032	500,000	504,791
Telecommunications — 0.0%
Lumen Technologies, Inc. FRS
6.43%, (TSFR1M +2.35%), 04/16/2029	262,845	260,792
Total Loans (cost $2,694,593)		2,709,002
ASSET BACKED SECURITIES — 1.4%
Auto Loan Receivables — 0.4%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	330,000	330,014
Series 2025-A, Class A2 4.45%, 06/15/2033*	304,502	305,220
Series 2024-B, Class B 5.12%, 09/15/2032*	157,792	158,851
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class A 4.17%, 02/20/2030*	100,000	99,731
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.28%, (SOFR30A+1.10%), 12/26/2031*	109,661	109,946
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,906
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	147,730
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	513,103
Series 2024-P4, Class A3 4.64%, 01/10/2030	155,000	155,649
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	268,820
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	186,683
Enterprise Fleet Financing LLC
Series 2025-3, Class A3 4.46%, 09/20/2029*	330,000	333,244
Series 2024-4, Class A2 4.69%, 07/20/2027*	108,374	108,685
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	192,767
Exeter Automobile Receivables Trust
Series 2025-4A, Class B 4.40%, 05/15/2030	245,000	245,260
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3 4.43%, 08/15/2030	170,000	170,736
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	$ 238,015	$ 239,344
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	211,280
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	315,000	316,019
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	260,000	262,641
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	61,633
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4 4.29%, 06/20/2029*	220,000	220,569
Series 2025-BA, Class B 4.47%, 07/20/2029*	100,000	100,142
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	800,000	804,082
		5,603,055
Other Asset Backed Securities — 1.0%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	605,000	606,842
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.98%, (TSFR3M+1.10%), 10/20/2034*	850,000	850,381
Auxilior Term Funding LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	26,241	26,334
Barings Clo, Ltd. FRS
Series 2021-3A, Class B1R 5.51%, (TSFR3M+1.63%), 01/18/2035*	425,000	424,613
Bayview Opportunity Master Fund VII LLC FRS
Series 2025-EDU1, Class A 5.48%, (SOFR30A+1.30%), 07/27/2048*	244,680	243,801
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	743,086
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	120,686
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	94,969	98,098
Series 2023-A, Class B 6.53%, 02/25/2038*	74,035	76,178
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.38%, (TSFR3M+1.50%), 01/17/2037*	375,000	375,766
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.22%, (TSFR3M+1.35%), 07/24/2036*	930,000	930,078
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.23%, (TSFR3M+1.35%), 01/20/2038*	250,000	250,531
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	271,293	280,458

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 4.96%, (TSFR3M+1.06%), 10/15/2030*	$ 79,227	$ 79,209
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 5.27%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,288
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 5.65%, (TSFR3M+1.75%), 01/15/2036*	330,000	330,544
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	32,321	32,156
Series 2023-2A, Class A 6.18%, 11/20/2040*	68,175	69,930
Series 2023-2A, Class B 6.33%, 11/20/2040*	54,342	55,525
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	110,203	108,811
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	357,121	333,940
Neuberger Berman Loan Advisers CLO 48, Ltd. FRS
Series 2022-48A, Class A1R 4.95%, (TSFR3M+1.09%), 04/25/2036*	865,000	865,067
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	96,065	96,142
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.21%, (TSFR3M+1.34%), 11/26/2037*	335,000	335,687
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	173,137	175,447
Series 2024-1A, Class A2 5.68%, 05/20/2030*	91,455	92,135
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.15%, (TSFR3M+1.25%), 02/15/2038*	490,000	489,736
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	540,000	543,132
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	460,000	462,753
Series 2024-1A, Class A2 5.59%, 11/15/2029*	42,564	42,764
Progress Residential Trust
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	120,000	116,166
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 5.08%, (TSFR3M+1.20%), 07/20/2035*	865,000	864,462
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	243,083
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	184,994	185,492
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	286,260
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	$ 426,000	$ 436,187
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	459,048	428,123
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	163,550	164,092
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.41%, (TSFR3M+1.55%), 04/25/2037*	680,000	682,269
Signal Peak CLO, Ltd. FRS
Series 2021-10A, Class A1R 5.06%, (TSFR3M+1.19%), 01/24/2038*	350,000	349,298
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	352,975	322,897
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	73,880	75,181
Series 2023-1A, Class A2 6.24%, 01/13/2031*	54,159	55,073
Wingspire Equipment Finance 2025-1 LLC
Series 2025-1A, Class A2 4.33%, 09/20/2033*	100,000	99,906
		13,793,607
Total Asset Backed Securities (cost $19,342,469)		19,396,662
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.4%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(8)	205,965	179,950
Series 2021-1, Class A2 1.12%, 01/25/2066*(8)	66,176	57,996
Series 2020-6, Class A2 1.52%, 05/25/2065*(8)	65,251	60,210
BANK
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	275,000	293,118
BANK5
Series 2025-5YR14, Class A3 5.65%, 04/15/2058	425,000	444,917
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(8)	355,000	373,765
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(8)	195,000	204,728
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(8)	205,449	185,608
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	42,057
BBCMS Mtg. Trust VRS
Series 2025-C35, Class A5 5.59%, 07/15/2058(8)	510,000	538,517
Benchmark Mtg. Trust
Series 2025-B41, Class A5 5.41%, 07/15/2068	130,000	135,881

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2023-B39, Class A5 5.75%, 07/15/2056	$ 325,000	$ 345,331
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(8)	880,000	915,529
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.37%, (TSFR1M+1.34%), 02/15/2039*	843,786	841,146
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.67%, (TSFR1M+1.64%), 05/15/2041*	288,958	289,138
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	582,838
BX Trust FRS
Series 2025-ROIC, Class A 5.18%, (TSFR1M+1.14%), 03/15/2030*	886,542	884,603
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(8)	665,000	673,476
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	229,820	228,889
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(8)	223,759	193,469
COLT Mtg. Loan Trust
Series 2025-8, Class A1 5.48%, 08/25/2070*(9)	220,077	222,045
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(8)	5,279	5,216
Series 2022-3, Class A1 3.90%, 02/25/2067*(8)	416,984	410,968
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	243,621
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	127,043	107,062
Series 2020-2, Class A1 1.18%, 10/25/2065*(8)	126,757	119,889
Series 2019-2, Class A3 3.05%, 11/25/2059*(8)	28,173	27,318
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA3, Class M1 5.28%, (SOFR30A+1.10%), 09/25/2045*	414,844	415,093
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(8)	15,202	13,881
GCAT Trust
Series 2025-NQM4, Class A1 7.49%, 06/25/2070*(9)	497,868	502,194
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1 5.14%, 11/25/2065*(9)	98,085	98,088
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(8)	161,774	140,997
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
HOMES Trust
Series 2025-NQM4, Class A1 5.22%, 08/25/2070*(9)	$ 523,183	$ 524,714
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(8)	310,000	320,940
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	212,904
JP Morgan Mtg. Trust Series VRS
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(8)	800,754	805,843
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 4.94%, (TSFR1M+0.94%), 08/25/2050*	33,327	31,444
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(8)	208,055	180,988
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(8)	64,867	58,624
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(8)	55,545	49,604
Series 2019-HYB1, Class B4 4.99%, 10/25/2049*(8)	217,265	218,134
Series 2025-DSC2, Class A1 5.20%, 10/25/2065*(8)	215,782	216,537
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class A 4.75%, 10/15/2042*(8)	215,000	214,711
MARQ Trust FRS
Series 2024-HOU, Class A 5.62%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,656
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.25%, (TSFR1M+1.21%), 04/15/2038*	836,000	835,739
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	337,177	334,230
Series 2025-C35, Class A5 5.63%, 08/15/2058	295,000	313,697
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(9)	98,346	98,949
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(8)	96,236	96,734
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(8)	452,912	392,335
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(8)	605,200	608,518
NYC Commercial Mtg. Trust VRS
Series 2025-28L, Class A 4.67%, 11/05/2038*(8)	100,000	99,910
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(9)	97,137	97,574
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(9)	146,479	146,964
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.06%, (TSFR1M+1.06%), 02/25/2060*	17,026	16,832

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-EXP3, Class 2A2 5.21%, (TSFR1M+1.21%), 10/25/2059*	$ 5,579	$ 5,580
Series 2025-NQM15, Class A1F 5.33%, (SOFR30A+1.15%), 07/27/2065*	151,362	151,401
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(8)	117,942	105,468
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(8)	33,576	31,511
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(8)	105,825	95,073
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.34%, 08/10/2042*(8)	210,000	213,485
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(8)	443,295	401,698
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(9)	84,033	84,728
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(8)	32,235	30,227
Series 2024-HYB1, Class A1A 4.43%, 11/25/2063*(8)	240,901	242,514
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(8)	43,087	40,980
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(8)	50,917	50,414
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(8)	132,642	129,900
Series 2018-1, Class A1 3.00%, 01/25/2058*(8)	9,529	9,453
Series 2024-2, Class A1B 4.86%, 12/25/2064*(8)	934,525	939,591
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(9)	80,194	80,145
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(9)	348,943	352,543
Verus Securitization Trust FRS
Series 2025-7, Class A1F 5.38%, (SOFR30A+1.20%), 08/25/2070*	394,302	394,714
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(8)	90,827	81,799
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(8)	255,000	255,339
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	425,000	437,311
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	200,000	190,214
		20,077,207
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	$ 68,146	$ 67,613
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,917,139
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(8)	3,380,000	3,056,258
Series K-150, Class A2 3.71%, 09/25/2032(8)	1,460,000	1,414,547
Series K-156, Class A2 4.43%, 02/25/2033(8)	1,155,000	1,166,295
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.85%, (SOFR30A+0.61%), 10/15/2046	18,960	18,651
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.03%, (SOFR30A+0.85%), 11/25/2041*	98,537	98,476
Series 2025-HQA1, Class A1 5.13%, (SOFR30A+0.95%), 02/25/2045*	96,063	96,153
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	14,224	13,368
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	256,210
		8,104,710
Total Collateralized Mortgage Obligations (cost $28,305,287)		28,181,917
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.6%
U.S. Government — 8.4%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	643,203
1.38%, 08/15/2050	1,280,000	652,350
1.88%, 02/15/2051	2,575,000	1,488,571
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,851,922
2.25%, 02/15/2052	1,580,000	991,327
2.38%, 05/15/2051	350,000	227,719
2.50%, 02/15/2046	1,545,000	1,102,080
2.88%, 11/15/2046	1,875,000	1,419,580
3.00%, 11/15/2045 to 08/15/2048	8,165,000	6,259,552
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,969,181
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,774,460
3.88%, 02/15/2043	550,000	503,422
4.00%, 11/15/2052	1,445,000	1,291,412
4.25%, 08/15/2054	635,000	592,088
4.50%, 05/15/2038	4,210,000	4,322,650
4.63%, 02/15/2055	1,990,000	1,975,386
4.75%, 02/15/2037 to 05/15/2055	3,120,000	3,161,170
5.00%, 05/15/2045	870,000	910,509
United States Treasury Bonds TIPS
0.63%, 02/15/2043(10)	28,180	21,581
0.75%, 02/15/2042 to 02/15/2045(10)	636,606	500,776
1.38%, 02/15/2044(10)	243,250	209,811
1.50%, 02/15/2053(10)	6,975	5,653
2.13%, 02/15/2054(10)	369,330	344,978
2.38%, 02/15/2055(10)	41,064	40,574
2.50%, 01/15/2029(10)	150,883	156,882
3.88%, 04/15/2029(10)	492,638	535,481

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes
0.63%, 08/15/2030	$ 1,230,000	$ 1,065,151
1.25%, 08/15/2031	1,535,000	1,333,831
1.88%, 02/15/2032	515,000	458,974
2.88%, 05/15/2032	1,920,000	1,811,400
3.63%, 05/31/2028(11)	7,160,000	7,165,314
3.63%, 08/31/2029	650,000	649,213
3.88%, 04/30/2030 to 08/15/2034	7,030,000	7,029,134
4.00%, 02/29/2028 to 02/15/2034	16,635,000	16,807,505
4.00%, 06/30/2028(11)	6,245,000	6,308,914
4.13%, 11/30/2029(12)	3,210,000	3,264,921
4.25%, 02/28/2029 to 05/15/2035	8,800,000	8,955,555
4.50%, 05/31/2029(11)	7,305,000	7,513,592
4.50%, 11/15/2033	1,885,000	1,954,215
4.63%, 02/15/2035	4,875,000	5,085,234
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2030(10)	1,298,232	1,253,606
0.25%, 07/15/2029(10)	189,965	183,783
0.63%, 01/15/2026 to 07/15/2032(10)	260,038	259,207
0.75%, 07/15/2028(10)	167,770	166,362
0.88%, 01/15/2029(10)	173,710	171,795
1.13%, 10/15/2030 to 01/15/2033(10)	407,420	403,469
1.25%, 04/15/2028(10)	1,053,000	1,052,966
1.38%, 07/15/2033(10)	143,992	141,671
1.63%, 10/15/2027 to 04/15/2030(10)	4,442,541	4,504,056
1.75%, 01/15/2034(10)	926,554	930,022
1.88%, 07/15/2034 to 07/15/2035(10)	183,360	185,316
2.13%, 04/15/2029 to 01/15/2035(10)	476,234	489,665
2.38%, 10/15/2028(10)	293,492	304,247
		118,401,436
U.S. Government Agency — 6.2%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	5,834,319	4,839,863
2.50%, 03/01/2042 to 05/01/2052	4,272,465	3,682,882
3.00%, 11/01/2034 to 09/01/2052	1,687,631	1,521,877
3.50%, 06/01/2033 to 03/01/2046	94,336	90,268
4.00%, 09/01/2045 to 04/01/2050	825,242	793,750
5.00%, 12/01/2041 to 07/01/2054	793,074	793,800
5.50%, 08/01/2053 to 10/01/2054	2,807,813	2,858,920
6.00%, 08/01/2054 to 12/01/2054	1,051,163	1,076,019
6.50%, 08/01/2054 to 09/01/2054	529,661	550,676
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,049,905	1,808,612
2.00%, 09/01/2036 to 03/01/2052	15,383,664	12,898,164
2.50%, 11/01/2031 to 04/01/2052	9,871,841	8,585,814
3.00%, 01/01/2031 to 07/01/2050	5,095,694	4,728,750
3.50%, 11/01/2032 to 01/01/2052	5,067,075	4,801,995
4.00%, 12/01/2040 to 09/01/2052	3,158,601	3,050,564
4.50%, 07/01/2040 to 07/01/2053	2,940,781	2,907,505
5.00%, 10/01/2033 to 07/01/2053	2,227,492	2,239,943
5.50%, 10/01/2035 to 10/01/2055	3,263,735	3,335,278
6.00%, 09/01/2037 to 08/01/2055	3,133,724	3,236,766
6.50%, 03/01/2054 to 06/01/2055	1,422,849	1,477,616
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	200,216	180,854
2.00%, 01/20/2051 to 01/20/2052	3,583,647	2,981,798
2.50%, 08/20/2050 to 12/20/2051	3,830,665	3,317,656
3.00%, 11/15/2042 to 06/20/2052	2,725,629	2,456,011
3.50%, 08/20/2042 to 01/20/2049	1,721,864	1,612,445
4.00%, 09/20/2045 to 10/20/2052	1,318,558	1,264,039
4.50%, 04/20/2041 to 06/20/2053	1,534,747	1,512,969
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 08/20/2042 to 08/20/2052	$ 1,273,037	$ 1,288,647
5.00%, November 30 TBA	465,000	463,532
5.50%, 03/20/2048 to 03/20/2049	219,625	225,839
5.50%, November 30 TBA	1,935,000	1,950,957
6.00%, 09/20/2052 to 11/20/2052	369,128	378,786
6.00%, November 30 TBA	280,000	284,956
Uniform Mtg. Backed Securities
4.50% due November TBA	935,000	911,271
5.00%, November 30 TBA	2,480,000	2,467,320
5.50%, November 30 TBA	250,000	252,574
		86,828,716
Total U.S. Government & Agency Obligations (cost $220,291,257)		205,230,152
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	549,419
4.50%, 01/24/2034	420,000	426,798
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	815,912
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	827,286
		2,619,415
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	873,200
Republic of Peru
5.38%, 02/08/2035	190,000	195,037
Republic of Poland
3.25%, 04/06/2026	110,000	109,656
5.50%, 03/18/2054	400,000	394,293
State of Qatar
3.75%, 04/16/2030*	200,000	198,899
United Mexican States
2.66%, 05/24/2031	639,000	571,138
3.50%, 02/12/2034	775,000	672,119
		3,014,342
Total Foreign Government Obligations (cost $5,875,378)		5,633,757
MUNICIPAL SECURITIES — 0.5%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	337,850
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	822,283
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	315,335
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	668,897
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	278,949
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	394,487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	$ 1,016,000	$ 1,118,321
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	167,603
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	338,949
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	666,431
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	266,683
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	352,899
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	971,905
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	665,058
Total Municipal Securities (cost $8,376,565)		7,365,650
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,800.00; Counterparty: Goldman Sachs International) (cost $10,646,037)	1,748	622,086
WARRANTS — 0.0%
Mining — 0.0%
Ivanhoe Electric, Inc. Expires 02/11/2026† (cost $45)	4,543	35,390
Total Long-Term Investment Securities (cost $1,028,493,767)		1,238,417,485
SHORT-TERM INVESTMENTS — 11.9%
Unaffiliated Investment Companies — 11.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(13) (cost $167,083,830)	167,083,830	167,083,830
TOTAL INVESTMENTS (cost $1,195,577,597)	100.2%	1,405,501,315
Other assets less liabilities	(0.2)	(2,394,472)
NET ASSETS	100.0%	$1,403,106,843
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At October 31, 2025, the aggregate value of these securities was $95,320,736 representing 6.8% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	03/13/20, 03/18/20 06/09/21, 06/10/21 06/22/21	121,860	$184,374	$0	$0.00	0.0%
Asante Gold Corp.	09/22/25	24,395	34,947	34,369	1.41	0.0
Canva, Inc., Class B	08/16/21, 11/04/21 12/17/21	120	204,536	205,868	1,715.57	0.0
Farmer's Business Network, Inc.	11/03/17	413	7,626	0	0.00	0.0
Gusto, Inc.	10/04/21	2,300	66,213	55,890	24.30	0.0
LunR Royalties Corp.	10/27/25	1,709	0	1,754	1.03	0.0
Polyus PJSC	03/27/20, 04/03/20 06/09/21, 06/10/21 06/11/21, 06/22/21	4,280	77,570	0	0.00	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21, 12/17/21	8	13,637	13,724	1,715.57	0.0
Databricks, Inc. Series G	02/01/21	1,206	71,302	180,900	150.00	0.0
Databricks, Inc. Series H	08/31/21	2,613	192,014	391,950	150.00	0.0
Farmer's Business Network, Inc. Series D	11/03/17	150	2,769	0	0.00	0.0
Gusto, Inc. Series E	07/13/21	3,216	97,751	78,149	24.30	0.0
KoBold Metals Co. Series B-1	01/10/22	3,900	106,903	439,185	112.61	0.1
Lilac Solutions, Inc. Series B	09/08/21	4,155	54,547	41,218	9.92	0.0
				$1,443,007		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2025.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	The rate shown is the 7-day yield as of October 31, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.526	7,400,000	USD	7,400,000	1.000%	Quarterly	Dec 2030	$164,704	$(1,510)	$163,194
USD—United States Dollar
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
388	Long	MSCI EAFE Index	December 2025	$ 54,166,698	$ 54,457,740	$ 291,042
443	Long	S&P 500 E-Mini Index	December 2025	147,646,132	152,259,100	4,612,968
22	Short	U.S. Treasury 2 Year Notes	December 2025	4,582,156	4,581,328	828
						$4,904,838
						Unrealized (Depreciation)
45	Long	U.S. Treasury 5 Year Notes	December 2025	$ 4,931,501	$ 4,914,492	$ (17,009)
144	Short	U.S. Treasury 10 Year Notes	December 2025	16,126,670	16,224,749	(98,079)
64	Short	U.S. Treasury Long Bonds	December 2025	7,287,812	7,508,000	(220,188)
24	Short	U.S. Treasury Ultra Bonds	December 2025	2,810,403	2,910,750	(100,347)
						$(435,623)
		Net Unrealized Appreciation (Depreciation)				$4,469,215
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$995,748	$—	$0	$995,748
Commercial Services	9,916,791	—	55,890	9,972,681
Computer Graphics	—	—	205,868	205,868
Mining	22,737,032	314,480	1,754	23,053,266
Other Industries	796,419,231	—	—	796,419,231
Preferred Stocks	—	511,728	—	511,728
Convertible Preferred Stocks	—	—	1,145,126	1,145,126
Corporate Bonds & Notes	—	136,939,221	—	136,939,221
Loans	—	2,709,002	—	2,709,002
Asset Backed Securities	—	19,396,662	—	19,396,662
Collateralized Mortgage Obligations	—	28,181,917	—	28,181,917
U.S. Government & Agency Obligations	—	205,230,152	—	205,230,152
Foreign Government Obligations	—	5,633,757	—	5,633,757
Municipal Securities	—	7,365,650	—	7,365,650
Purchased Options	—	622,086	—	622,086
Warrants	—	35,390	—	35,390
Short-Term Investments	167,083,830	—	—	167,083,830
Total Investments at Value	$997,152,632	$406,940,045	$1,408,638	$1,405,501,315
Other Financial Instruments:†
Futures Contracts	$4,904,838	$—	$—	$4,904,838
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,510	$—	$1,510
Futures Contracts	435,623	—	—	435,623
Total Other Financial Instruments	$435,623	$1,510	$—	$437,133
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.5%
Domestic Equity Investment Companies — 52.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,762,204	$ 151,473,373
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,372,119	164,012,087
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	11,710,665	153,643,922
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,302,014	72,402,890
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,548,076	115,377,095
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,163,217	49,958,601
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,339,407	308,662,044
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	680,675	8,950,871
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,770,941	48,682,848
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,529,349	220,795,020
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,934,105	68,571,450
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,122,324	161,996,683
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,103,250	148,618,806
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	12,953,056	101,551,961
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,684,690	166,649,315
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,695,809	169,377,848
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	6,049,674	161,163,325
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,761,253	103,842,925
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,379,354	406,129,141
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,447,984	991,969,272
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	14,921,593	309,324,615
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	16,368,651	329,173,579
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,338,615	128,500,453
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,556,301	57,505,390
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,244,653	47,923,531
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,372,784	180,241,572
Total Domestic Equity Investment Companies (cost $3,674,969,302)		4,826,498,617
Domestic Fixed Income Investment Companies — 22.9%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	14,962,252	136,006,874
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	43,094,191	453,781,829
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,967,367	231,401,873
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	9,341,804	$ 92,483,858
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,447,060	109,276,251
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	30,326,016	396,057,767
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	70,153,338	599,811,036
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,754,622	53,156,676
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,491,232	47,041,426
Total Domestic Fixed Income Investment Companies (cost $2,206,299,821)		2,119,017,590
International Equity Investment Companies — 9.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,809,325	135,394,571
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,483,866	28,089,582
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	6,364,630	162,361,706
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	5,929,655	128,199,136
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,437,758	120,789,185
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,916,811	30,947,362
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,406,939	120,720,498
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,546,538	42,578,126
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	4,767,749	69,847,522
Total International Equity Investment Companies (cost $646,290,299)		838,927,688
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $18,314,636)	1,805,246	17,835,827
Total Affiliated Investment Companies (cost $6,545,874,058)		7,802,279,722
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.8%
U.S. Government — 11.8%
United States Treasury Notes
3.38%, 05/15/2033	$ 68,882,900	66,410,111
3.88%, 08/15/2033(2)	194,738,300	193,795,036
3.88%, 08/15/2034	90,268,000	89,224,276
4.00%, 02/15/2034	238,430,400	238,588,732
4.25%, 11/15/2034 to 08/15/2035	203,567,600	206,252,891
4.38%, 05/15/2034	216,881,400	222,599,953
4.50%, 11/15/2033	57,164,800	59,263,820
4.63%, 02/15/2035	15,384,200	16,047,644
Total U.S. Government & Agency Obligations (cost $1,075,713,253)		1,092,182,463
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	190,000	12,319,000

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	115,000	$ 7,456,237
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	250,000	19,919,961
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/15/2026; Strike Price: $5,600.00; Counterparty: Citibank, N.A.)	290,000	22,313,225
Total Purchased Options (cost $90,098,406)		62,008,423
Total Long-Term Investment Securities (cost $7,711,685,717)		8,956,470,608
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
AllianceBernstein Government STIF Portfolio, Class AB 4.14%(3) (cost $319,939,144)	319,939,144	319,939,144
TOTAL INVESTMENTS (cost $8,031,624,861)	100.5%	9,276,409,752
Other assets less liabilities	(0.5)	(45,795,305)
NET ASSETS	100.0%	$9,230,614,447
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2025.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,300	Long	S&P 500 E-Mini Index	December 2025	$773,754,294	$790,510,000	$16,755,706
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,802,279,722	$—	$—	$7,802,279,722
U.S. Government & Agency Obligations	—	1,092,182,463	—	1,092,182,463
Purchased Options	—	62,008,423	—	62,008,423
Short-Term Investments	319,939,144	—	—	319,939,144
Total Investments at Value	$8,122,218,866	$1,154,190,886	$—	$9,276,409,752
Other Financial Instruments:†
Futures Contracts	$16,755,706	$—	$—	$16,755,706
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 85.2%
Domestic Equity Investment Companies — 60.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,653,842	$ 104,246,053
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	4,970,350	86,981,129
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	8,381,543	109,965,848
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	3,258,673	54,843,464
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,264,139	39,894,124
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,541,079	54,492,945
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	1,888,580	134,334,668
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,161,735	67,876,823
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,988,249	25,668,291
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	6,850,352	158,722,657
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,500,105	26,146,839
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,247,343	112,384,687
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,083,382	133,616,556
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	2,927,473	22,951,391
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,316,683	107,614,910
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	3,734,480	134,702,687
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	8,382,307	223,304,657
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,185,354	47,662,569
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,113,880	182,514,396
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	10,365,503	479,404,504
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	10,743,365	222,709,962
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	8,487,326	170,680,133
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,970,013	143,698,208
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,366,138	38,260,448
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,505,968	22,243,142
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	896,949	47,932,949
Total Domestic Equity Investment Companies (cost $2,401,235,416)		2,952,854,040
Domestic Fixed Income Investment Companies — 14.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	5,278,252	47,979,306
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,669,127	133,405,912
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,275,408	88,759,975
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,712,024	$ 36,749,042
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,414,498	35,715,647
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	9,989,677	130,465,184
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,801,619	203,503,843
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,498,451	16,752,680
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,141,854	22,945,871
Total Domestic Fixed Income Investment Companies (cost $743,265,068)		716,277,460
International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	5,879,169	62,142,819
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	987,798	18,699,008
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	3,156,402	80,519,827
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	2,941,385	63,592,749
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,388,583	87,510,592
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,199,922	12,731,173
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,888,503	45,106,634
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,777,182	46,434,475
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,382,799	78,858,008
Total International Equity Investment Companies (cost $400,689,969)		495,595,285
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $12,672,417)	1,244,305	12,293,728
Total Affiliated Investment Companies (cost $3,557,862,870)		4,177,020,513
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.7%
U.S. Government — 12.7%
United States Treasury Notes
3.38%, 05/15/2033	$ 54,128,100	52,184,986
3.88%, 08/15/2033(2)	131,724,600	131,086,559
3.88%, 08/15/2034	52,987,600	52,374,931
4.00%, 02/15/2034	72,965,600	73,014,053
4.25%, 11/15/2034 to 08/15/2035	163,500,400	165,752,831
4.38%, 05/15/2034	90,100,900	92,476,608
4.50%, 11/15/2033	47,473,500	49,216,668
4.63%, 02/15/2035	7,191,600	7,501,738
Total U.S. Government & Agency Obligations (cost $614,326,900)		623,608,374
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	85,000	5,511,132

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	85,000	$ 5,511,132
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	130,000	10,358,380
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/15/2026; Strike Price: $5,600.00; Counterparty: Citibank, N.A.)	140,000	10,771,901
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/15/2026; Strike Price: $5,600.00; Counterparty: UBS AG)	10,000	769,421
Total Purchased Options (cost $47,691,783)		32,921,966
Total Long-Term Investment Securities (cost $4,219,881,553)		4,833,550,853
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
AllianceBernstein Government STIF Portfolio, Class AB 4.14%(3) (cost $91,383,441)	91,383,441	91,383,441
TOTAL INVESTMENTS (cost $4,311,264,994)	100.5%	4,924,934,294
Other assets less liabilities	(0.5)	(24,462,735)
NET ASSETS	100.0%	$4,900,471,559
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2025.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
100	Short	S&P 500 E-Mini Index	December 2025	$34,363,137	$34,370,000	$(6,863)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,177,020,513	$—	$—	$4,177,020,513
U.S. Government & Agency Obligations	—	623,608,374	—	623,608,374
Purchased Options	—	32,921,966	—	32,921,966
Short-Term Investments	91,383,441	—	—	91,383,441
Total Investments at Value	$4,268,403,954	$656,530,340	$—	$4,924,934,294
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,863	$—	$—	$6,863
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.0%
Domestic Equity Investment Companies — 49.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,803,670	$222,169,711
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,194,274	35,481,416
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,608,720	23,760,797
Total Domestic Equity Investment Companies (cost $191,180,219)		281,411,924
Domestic Fixed Income Investment Companies — 22.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,350,897	62,873,879
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,285,142	65,742,580
Total Domestic Fixed Income Investment Companies (cost $130,348,262)		128,616,459
International Equity Investment Companies — 10.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,518,338)	3,631,542	58,976,245
Total Affiliated Investment Companies (cost $364,046,819)		469,004,628
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
U.S. Government — 1.9%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,855,291)	$10,800,000	10,878,384
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,800.00; Counterparty: Goldman Sachs International)	426	151,607
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,800.00; Counterparty: JPMorgan Chase Bank, N.A.)	409	145,557
Total Purchased Options (cost $3,029,282)		297,164
Total Long-Term Investment Securities (cost $377,931,392)		480,180,176
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.1%
Unaffiliated Investment Companies — 16.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01%(3)	91,924,985	$ 91,924,985
T. Rowe Price Treasury Reserve Fund 4.13%(3)	1,225	1,225
Total Short-Term Investments (cost $91,926,210)		91,926,210
TOTAL INVESTMENTS (cost $469,857,602)	100.0%	572,106,386
Other assets less liabilities	0.0	119,906
NET ASSETS	100.0%	$572,226,292
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2025.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Long	E-Mini Russell 2000 Index	December 2025	$ 6,533,225	$ 6,722,730	$ 189,505
110	Long	MSCI EAFE Index	December 2025	15,362,910	15,439,050	76,140
253	Long	S&P 500 E-Mini Index	December 2025	84,235,303	86,956,100	2,720,797
13	Long	U.S. Treasury 10 Year Notes	December 2025	1,456,425	1,464,735	8,310
13	Long	U.S. Treasury 5 Year Notes	December 2025	1,418,034	1,419,742	1,708
4	Long	U.S. Treasury Long Bonds	December 2025	455,508	469,250	13,742
2	Long	U.S. Treasury Ultra Bonds	December 2025	234,206	242,563	8,357
						$3,018,559

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — October 31, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
28	Long	S&P Mid Cap 400 E-Mini Index	December 2025	$9,265,078	$9,121,560	$ (143,518)
10	Long	U.S. Treasury 2 Year Notes	December 2025	2,082,827	2,082,422	(405)
						$(143,923)
		Net Unrealized Appreciation (Depreciation)				$2,874,636
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$469,004,628	$—	$—	$469,004,628
U.S. Government & Agency Obligations	—	10,878,384	—	10,878,384
Purchased Options	—	297,164	—	297,164
Short-Term Investments	91,926,210	—	—	91,926,210
Total Investments at Value	$560,930,838	$11,175,548	$—	$572,106,386
Other Financial Instruments:†
Futures Contracts	$3,018,559	$—	$—	$3,018,559
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$143,923	$—	$—	$143,923
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
    The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
    Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended October 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-	-
SA International Index	5	-	-	-	-	-	5
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	5
SA PIMCO Global Bond Opportunities	2,5, 6, 7	6, 7	2,5, 6, 7	2,5, 6, 7	3, 5, 6	1, 6, 7	-
SA PIMCO RAE International Value	-	7	-	-	-	-	-
SA Putnam International Value	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-	-
SA Small Cap Index	5	-	-	-	-	-	5
SA T. Rowe Price Allocation Moderately Aggressive	2	-	-	-	3	-	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-	-

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 3 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated securities for the period ended October 31, 2025 are shown in the tables below.  Additionally, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of the following company.
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
iShares Systematic Bond ETF	$415,690	$—	$12,123,743	$177,323	$2,088,336	$(329,389)	$589,357	$10,472,698
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,955,303	$161,214	$291,611	$7,922	$865,523	$3,698,351
SA Fixed Income Index Portfolio, Class 1	—	—	19,168,981	2,024,758	1,944,078	(329,747)	1,414,087	20,334,001
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,839,395	2,174,758	1,944,077	(129,395)	1,117,121	21,057,802
SA International Index Portfolio, Class 1	—	—	23,539,472	3,881,239	2,592,320	1,092,310	4,036,045	29,956,746
SA Large Cap Index Portfolio, Class 1	—	—	29,797,575	1,357,986	6,555,786	2,514,093	890,118	28,003,986
SA Mid Cap Index Portfolio, Class 1	—	—	5,815,552	373,536	799,583	241,841	(204,651)	5,426,695
SA Small Cap Index Portfolio, Class 1	—	—	2,074,699	480,299	672,932	(48,965)	175,869	2,008,970
	$—	$—	$103,190,977	$10,453,790	$14,800,387	$3,348,059	$8,294,112	$110,486,551

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$5,011,048	$159,739	$539,885	$148,480	$1,317,314	$6,096,696
SA Fixed Income Index Portfolio, Class 1	—	—	11,750,143	949,349	1,349,713	(236,862)	888,759	12,001,676
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,555,198	1,149,349	1,349,713	(76,942)	685,897	12,963,789
SA International Index Portfolio, Class 1	—	—	28,115,826	4,074,142	3,528,541	1,169,237	4,968,782	34,799,446
SA Large Cap Index Portfolio, Class 1	—	—	36,739,955	994,116	7,401,002	2,794,391	1,510,825	34,638,285
SA Mid Cap Index Portfolio, Class 1	—	—	7,094,915	299,351	866,414	312,988	(291,820)	6,549,020
SA Small Cap Index Portfolio, Class 1	—	—	4,220,130	888,743	1,082,432	(94,626)	360,051	4,291,866
	$—	$—	$105,487,215	$8,514,789	$16,117,700	$4,016,666	$9,439,808	$111,340,778

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$18,449,157	$579,860	$1,622,857	$137,545	$5,278,113	$22,821,818
SA Fixed Income Index Portfolio, Class 1	—	—	16,493,123	579,860	1,622,855	(327,628)	1,228,018	16,350,518
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,925,947	579,860	1,622,856	(71,275)	893,788	16,705,464
SA International Index Portfolio, Class 1	—	—	129,169,294	17,801,364	13,844,062	3,791,437	24,206,283	161,124,316
SA Large Cap Index Portfolio, Class 1	—	—	151,706,055	4,104,083	23,591,572	9,002,698	9,277,206	150,498,470
SA Mid Cap Index Portfolio, Class 1	—	—	34,392,432	1,350,308	3,587,359	855,803	(761,668)	32,249,516
SA Small Cap Index Portfolio, Class 1	—	—	20,235,785	4,501,862	4,465,564	354,361	722,933	21,349,377
	$—	$—	$387,371,793	$29,497,197	$50,357,125	$13,742,941	$40,844,673	$421,099,479

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$49,308,131	$4,928,244	$5,108,134	$(604,574)	$3,367,691	$51,891,358
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	52,635,752	4,028,244	5,108,134	(260,062)	2,822,407	54,118,207
SA International Index Portfolio, Class 1	—	—	24,542,142	2,271,053	3,085,016	848,273	4,354,276	28,930,728
SA Large Cap Index Portfolio, Class 1	—	—	120,303,525	2,582,053	19,268,431	7,684,273	7,624,110	118,925,530
SA Mid Cap Index Portfolio, Class 1	—	—	15,169,350	1,275,952	1,302,574	321,895	(166,781)	15,297,842
SA Small Cap Index Portfolio, Class 1	—	—	13,750,657	1,555,674	1,918,382	485,028	598,543	14,471,520
	$—	$—	$275,709,557	$16,641,220	$35,790,671	$8,474,833	$18,600,246	$283,635,185

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$46,908,865	$1,964,055	$5,202,274	$(672,009)	$3,202,500	$46,201,137
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,270,247	3,364,056	5,202,274	(332,890)	2,655,148	48,754,287
SA International Index Portfolio, Class 1	—	—	69,646,013	5,923,478	8,935,864	2,617,404	12,191,158	81,442,189
SA Large Cap Index Portfolio, Class 1	—	—	285,398,897	2,842,837	37,269,459	17,745,953	18,947,341	287,665,569
SA Mid Cap Index Portfolio, Class 1	—	—	55,913,799	2,369,695	5,254,296	1,516,842	(1,088,844)	53,457,196
SA Small Cap Index Portfolio, Class 1	—	—	26,486,852	2,776,430	3,758,570	1,355,041	692,225	27,551,978
	$—	$—	$532,624,673	$19,240,551	$65,622,737	$22,230,341	$36,599,528	$545,072,356

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,178,534	$726,397	$6,596,794	$(1,131,323)	$4,434,616	$58,611,430
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,365,237	726,397	6,596,794	(311,783)	3,315,024	59,498,081
SA International Index Portfolio, Class 1	—	—	255,924,404	22,869,068	29,160,955	9,176,043	45,401,630	304,210,190
SA Large Cap Index Portfolio, Class 1	—	—	881,731,561	8,048,477	98,392,482	44,459,198	68,424,081	904,270,835
SA Mid Cap Index Portfolio, Class 1	—	—	154,673,146	7,167,322	13,325,525	4,367,108	(3,274,727)	149,607,324
SA Small Cap Index Portfolio, Class 1	—	—	75,497,358	6,890,276	9,763,338	1,397,555	4,411,186	78,433,037

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
	$—	$—	$1,491,370,240	$46,427,937	$163,835,888	$57,956,798	$122,711,810	$1,554,630,897

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$117,486,412	$27,863,163	$16,321,231	$(1,570,617)	$8,549,147	$136,006,874
SA Columbia Focused Value Portfolio, Class 1	—	—	126,104,078	22,108,575	17,720,194	3,445,141	17,535,773	151,473,373
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	386,408,539	104,380,014	62,020,678	(8,577,154)	33,591,108	453,781,829
SA Multi-Managed International Equity Portfolio, Class 1	—	—	109,103,529	19,783,134	16,339,623	661,267	22,186,264	135,394,571
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,068,173	28,605,510	27,442,420	(4,586,098)	33,366,922	164,012,087
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	167,480,885	23,272,186	46,152,836	(9,431,066)	18,474,753	153,643,922
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	66,626,086	9,308,875	7,461,134	(988,455)	4,917,518	72,402,890
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	106,306,136	18,126,920	12,124,343	(180,184)	3,248,566	115,377,095
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	47,563,744	8,143,490	7,043,780	(1,129,788)	2,424,935	49,958,601
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	30,462,600	102,021,037	30,606,416	90,803,417(1)	(1,744,373)	(40,079,663)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	259,834,421	54,088,869	42,532,458	990,985	36,280,227	308,662,044
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	8,227,705	3,490,828	2,797,925	(980,952)	1,011,215	8,950,871
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	20,582,241	3,490,828	2,797,925	207,316	6,607,122	28,089,582
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	206,845,217	40,571,887	28,911,895	(3,074,752)	15,971,416	231,401,873
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	133,361,078	18,035,943	14,455,948	2,180,563	23,240,070	162,361,706
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	109,279,880	18,620,412	15,649,337	4,080,667	11,867,514	128,199,136
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	46,735,039	9,308,873	7,461,134	480,008	(379,938)	48,682,848
SA Fixed Income Index Portfolio, Class 1	—	—	82,673,154	24,435,795	19,585,477	(735,237)	5,695,623	92,483,858
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	86,257,072	31,872,334	13,523,306	514,953	4,155,198	109,276,251
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	201,330,039	33,162,864	28,580,291	9,814,291	5,068,117	220,795,020
SA Franklin Small Company Value Portfolio, Class 1	—	—	66,787,881	11,634,316	10,841,706	(1,679,459)	2,670,418	68,571,450
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	114,973,701	42,990,380	18,186,515	6,198,147	16,020,970	161,996,683
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	81,565,754	70,108,575	17,720,194	1,104,750	13,559,921	148,618,806
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	351,761,898	91,835,101	52,227,940	(9,828,472)	14,517,180	396,057,767
SA International Index Portfolio, Class 1	—	—	95,304,619	21,526,770	17,253,873	5,364,456	15,847,213	120,789,185
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	93,994,965	16,286,976	15,087,560	(10,212,065)	16,569,645	101,551,961
SA Janus Focused Growth Portfolio, Class 1	—	—	103,174,350	51,725,706	18,311,226	4,342,731	25,717,754	166,649,315
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	22,226,771	5,818,046	4,663,209	249,316	7,316,438	30,947,362
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	176,004,998	28,981,209	45,484,440	4,991,043	4,885,038	169,377,848
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	120,990,149	37,290,380	18,186,515	1,102,129	19,967,182	161,163,325
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	520,655,666	117,761,520	72,746,059	(9,754,161)	43,894,070	599,811,036
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,458,097	20,126,918	12,124,343	475,770	7,906,483	103,842,925
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	49,592,897	8,727,069	6,994,813	274,623	1,556,900	53,156,676
SA Large Cap Growth Index Portfolio, Class 1	—	—	346,112,909	59,598,658	78,565,768	28,149,656	50,833,686	406,129,141
SA Large Cap Index Portfolio, Class 1	—	—	873,719,863	144,869,351	168,113,902	89,745,255	51,748,705	991,969,272
SA Large Cap Value Index Portfolio, Class 1	—	—	263,260,715	58,544,369	37,305,671	9,899,013	14,926,189	309,324,615
SA MFS Large Cap Growth, Class 1	—	—	231,871,204	87,682,368(1)	50,736,893	1,211,155	59,145,745	329,173,579
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	143,597,886	16,872,335	44,423,306	(1,713,486)	14,167,024	128,500,453
SA Mid Cap Index Portfolio, Class 1	—	—	54,301,170	8,727,069	6,994,813	2,422,498	(950,534)	57,505,390
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	101,344,913	18,035,945	14,455,948	646,331	15,149,257	120,720,498
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	16,077,291	2,909,023	2,331,604	(360,960)	1,542,077	17,835,827
SA PIMCO RAE International Value Portfolio, Class 1	—	—	34,286,786	5,819,821	5,147,921	690,375	6,929,065	42,578,126
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,130,847	6,399,850	5,129,530	(387,785)	3,028,044	47,041,426
SA Putnam International Value Portfolio, Class 1	—	—	55,093,004	9,310,651	7,945,847	1,026,174	12,363,540	69,847,522
SA Small Cap Index Portfolio, Class 1	—	—	43,583,404	7,562,570	7,819,815	151,546	4,445,826	47,923,531
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	136,615,527	35,067,421	19,102,480	(3,173,944)	30,835,048	180,241,572
	$—	$30,462,600	$6,745,781,730	$1,515,489,313	$1,237,627,243	$110,311,151	$668,324,771	$7,802,279,722

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$49,014,869	$2,511,071	$6,172,709	$(660,176)	$3,286,251	$47,979,306
SA Columbia Focused Value Portfolio, Class 1	—	—	103,593,651	23,104	12,882,176	(1,447,852)	14,959,326	104,246,053
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	134,622,182	12,538,026	21,201,915	(4,434,002)	11,881,621	133,405,912
SA Multi-Managed International Equity Portfolio, Class 1	—	—	58,763,033	13,478	7,514,603	878,548	10,002,363	62,142,819
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	93,691,523	14,440	19,768,967	(3,691,589)	16,735,722	86,981,129
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	118,030,584	24,549	13,687,312	(4,850,973)	10,449,000	109,965,848
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,561,146	12,034	6,709,467	(4,465,713)	6,445,464	54,843,464
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	44,171,294	8,183	4,562,437	298,869	(21,785)	39,894,124
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	61,718,339	12,516	7,257,424	(2,141,331)	2,160,845	54,492,945
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	8,009,451	26,956,478	8,009,451	23,957,047(1)	(787,009)	(10,221,873)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	135,773,101	4,230,325	19,219,594	(1,308,959)	14,859,795	134,334,668
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,066,170	17,811	9,930,011	1,630,968	(4,908,115)	67,876,823
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	15,774,767	2,888	1,610,272	106,130	4,425,495	18,699,008
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	95,811,619	22,142	12,345,419	(1,866,315)	7,137,948	88,759,975
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	76,875,935	15,402	8,588,117	1,728,985	10,487,622	80,519,827
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	68,814,925	15,885	13,716,707	1,210,187	7,268,459	63,592,749
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	30,094,805	7,702	4,294,059	(970,163)	830,006	25,668,291
SA Fixed Income Index Portfolio, Class 1	—	—	42,085,496	13,478	7,514,603	(320,839)	2,485,510	36,749,042
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	39,231,460	9,627	5,367,573	(320,840)	2,162,973	35,715,647
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	165,779,373	4,737,064	20,665,157	3,737,239	5,134,138	158,722,657
SA Franklin Small Company Value Portfolio, Class 1	—	—	30,082,085	5,776	3,779,701	285,344	(446,665)	26,146,839
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	71,688,842	39,825,031	13,955,691	5,022,465	9,804,040	112,384,687
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	125,241,826	14,430,325	16,907,856	(2,085,513)	12,937,774	133,616,556
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	133,645,865	14,989,954	20,128,400	(4,510,769)	6,468,534	130,465,184
SA International Index Portfolio, Class 1	—	—	74,955,085	10,022,623	12,613,797	1,588,482	13,558,199	87,510,592
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	25,195,655	5,295	3,091,955	(2,596,476)	3,438,872	22,951,391
SA Janus Focused Growth Portfolio, Class 1	—	—	106,855,708	24,067	15,730,671	(1,931,052)	18,396,858	107,614,910
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	12,447,061	5,295	2,952,166	(395,317)	3,626,300	12,731,173
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	165,734,637	31,287	37,844,613	(1,407,390)	8,188,766	134,702,687
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	214,277,764	10,549,098	27,374,624	3,636,103	22,216,316	223,304,657
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	219,687,924	51,986	28,984,896	(4,490,650)	17,239,479	203,503,843
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,605,086	11,071	6,172,709	(1,537,730)	3,756,851	47,662,569
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	18,552,668	4,332	2,415,408	109,943	501,145	16,752,680
SA Large Cap Growth Index Portfolio, Class 1	—	—	189,835,512	40,433	39,543,808	8,080,188	24,102,071	182,514,396
SA Large Cap Index Portfolio, Class 1	—	—	495,945,070	105,895	78,043,306	37,831,872	23,564,973	479,404,504
SA Large Cap Value Index Portfolio, Class 1	—	—	229,639,578	6,351,504	28,716,518	3,145,807	12,289,591	222,709,962
SA MFS Large Cap Growth, Class 1	—	—	120,686,238	43,781,981(1)	21,821,233	(1,085,455)	29,118,602	170,680,133
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	196,341,202	28,881	64,402,720	(19,538,044)	31,268,889	143,698,208
SA Mid Cap Index Portfolio, Class 1	—	—	43,478,298	9,627	5,367,573	1,763,888	(1,623,792)	38,260,448
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	45,106,508	11,071	6,172,709	(333,075)	6,494,839	45,106,634
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	12,799,797	2,406	1,341,893	(325,693)	1,159,111	12,293,728
SA PIMCO RAE International Value Portfolio, Class 1	—	—	45,755,306	11,071	8,393,131	184,178	8,877,051	46,434,475
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	23,586,597	3,369	1,878,650	(12,087)	1,246,642	22,945,871
SA Putnam International Value Portfolio, Class 1	—	—	74,669,425	18,291	12,139,233	3,898,459	12,411,066	78,858,008
SA Small Cap Index Portfolio, Class 1	—	—	23,442,314	5,294	2,952,165	575,407	1,172,292	22,243,142
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	47,528,651	212,442	5,716,069	506,204	5,401,721	47,932,949
	$—	$8,009,451	$4,300,215,452	$172,777,581	$695,407,064	$8,704,254	$390,730,290	$4,177,020,513

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,250,210	$4,204,471	$5,969,530	$(761,446)	$4,150,174	$62,873,879
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,222,269	6,404,473	5,969,530	(385,672)	3,471,040	65,742,580
SA International Index Portfolio, Class 1	—	—	49,796,325	4,444,615	5,887,556	1,546,384	9,076,477	58,976,245

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2025 — (unaudited) — (continued)

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2025
SA Large Cap Index Portfolio, Class 1	$—	$—	$218,618,902	$5,007,537	$29,967,778	$12,710,637	$15,800,413	$222,169,711
SA Mid Cap Index Portfolio, Class 1	—	—	35,733,152	2,438,266	3,024,562	740,969	(406,409)	35,481,416
SA Small Cap Index Portfolio, Class 1	—	—	22,411,498	2,530,454	2,977,911	992,339	804,417	23,760,797
	$—	$—	$450,032,356	$25,029,816	$53,796,867	$14,843,211	$32,896,112	$469,004,628

†	Includes reinvestment of distributions paid.
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.